                                                     REGISTRATION NO. 333-81393
                                                     REGISTRATION NO. 811-01705
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                    UNDER
                         THE SECURITIES ACT OF 1933                   [X]
                       PRE-EFFECTIVE AMENDMENT NO. 29                 [_]
                        POST-EFFECTIVE AMENDMENT NO.                  [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                    UNDER
                     THE INVESTMENT COMPANY ACT OF 1940               [X]
                              AMENDMENT NO. 322                       [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT A
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                        AXA EQUITABLE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                  (NAMES AND ADDRESSES OF AGENTS FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On May 1, 2017 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

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                                     NOTE

This Post-Effective Amendment No. 29 ("PEA") to the Form N-4 Registration Statement No. 333-81393 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectuses and Statements of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2017 TO THE CURRENT VARIABLE ANNUITIES PROSPECTUSES


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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ''Prospectus''). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.


The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following change:

Under the section entitled "Incorporation of certain documents by reference", the first paragraph is deleted in its entirety and replaced with the following:



AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2016 (the "Annual Report"), and our current report on Form 8-K filed on February 17, 2017 are considered to be part of this Prospectus because they are incorporated by reference.






    Distributed by affiliate AXA Advisors, LLC and/or for certain contracts co-distributed by affiliate

                             AXA Distributors, LLC
                          1290 Avenue of the Americas
                              New York, NY 10104.


             Copyright 2017 AXA Equitable Life Insurance Company.

                             All rights reserved.

                     AXA Equitable Life Insurance Company


                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                   IM-30-17 (5.17)
                   Global Annuities - Inforce
                   (Accum/EV/SCS/FMO/Income
                   Mgr/SIO)                                Cat. # 157143 (5.17)
                                                                        #380976

EQUI-VEST(R) Express/SM/ (Series 700)

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2017


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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WHAT IS EQUI-VEST(R) EXPRESS/SM/?

EQUI-VEST(R) Express/SM/ is a deferred annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options or in our fixed maturity options ("investment options").

This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully.


This contract is no longer being sold. This prospectus is for current contract owners only. All features and benefits described in this prospectus may not have been available at the time you purchased your contract. We have the right to restrict availability of any feature or benefit. We can refuse to accept any application or contribution from you at any time, including after the purchase of the contract.


VARIABLE INVESTMENT OPTIONS
FIXED INCOME
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.. 1290 VT High Yield Bond/(1)/
.. American Funds Insurance Series(R) Bond Fund

.. Charter/SM/ Multi-Sector Bond
.. EQ/Core Bond Index
.. EQ/Global Bond PLUS


.. EQ/Intermediate Government Bond
.. EQ/Money Market
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. Invesco V.I. High Yield

.. Ivy VIP High Income

.. Multimanager Core Bond
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DOMESTIC EQUITY
--------------------------------------------------------------------------------

.. 1290 VT Equity Income/(1)/
.. 1290 VT GAMCO Mergers & Acquisitions/(1)/
.. 1290 VT GAMCO Small Company Value/(1)/
.. 1290 VT Socially Responsible

.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility
.. AXA/AB Small Cap Growth

.. AXA/ClearBridge Large Cap Growth

.. AXA/Franklin Small Cap Value Managed Volatility

.. AXA/Janus Enterprise

.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. AXA/Mutual Large Cap Equity Managed Volatility
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/BlackRock Basic Value Equity


.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
.. EQ/Equity 500 Index


.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/Mid Cap Index


.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income


.. Fidelity(R) VIP Contrafund(R)
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity

.. Ivy VIP Energy
.. Ivy VIP Mid Cap Growth
.. Ivy VIP Small Cap Growth

.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Technology
.. MFS(R) Utilities
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. VanEck VIP Global Hard Assets
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INTERNATIONAL/GLOBAL
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.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility
.. AXA/Templeton Global Equity Managed Volatility
.. EQ/Emerging Markets Equity PLUS
.. EQ/International Equity Index
.. EQ/MFS International Growth
.. EQ/Oppenheimer Global
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value
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ASSET ALLOCATION
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.. 1290 VT DoubleLine Dynamic Allocation/(2)/
.. All Asset Aggressive - Alt 25/(3)/

.. All Asset Growth - Alt 20


.. AXA/AB Dynamic Moderate Growth
.. AXA Aggressive Allocation
.. AXA Balanced Strategy
.. AXA Conservative Allocation
.. AXA Conservative Growth Strategy
.. AXA Conservative-Plus Allocation
.. AXA Conservative Strategy
.. AXA/Franklin Balanced Managed Volatility
.. AXA/Franklin Templeton Allocation Managed Volatility
.. AXA Moderate Allocation
.. AXA Moderate Growth Strategy
.. AXA Moderate-Plus Allocation
.. Target 2015 Allocation
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation
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(1)This is the variable investment option's new name, effective on or about
   May 19, 2017, subject to regulatory approval. Please see "Portfolios of the Trusts" later in this prospectus for the variable investment option's former name.
(2)This variable investment option's name, investment objective and sub-adviser will change on or about May 19, 2017, subject to shareholder and regulatory approval. Please see "Portfolios of the Trusts" later in this Prospectus for more information, including the variable investment option's former name.
(3)Please see "Portfolios of the Trusts" later in this prospectus regarding the planned merger of the Portfolio in which this variable investment option invests, subject to shareholder approval.


You may allocate amounts to any of the variable investment options. At anytime, we have the right to terminate your contributions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio that is part of one of the trusts (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the fixed maturity options, which are discussed later in this prospectus.

TYPES OF CONTRACTS. For existing and new contract owners, we offer the contracts for use as:

..   A nonqualified annuity ("NQ") for after-tax contributions only.

..   An individual retirement annuity ("IRA"), any of traditional IRA, Roth IRA or Inherited IRA beneficiary continuation contracts ("Inherited IRA").

A minimum contribution of $50 ($5,000 for Inherited IRA) is required to purchase a contract.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                     EV Express Series 700 (IF)

                                                                        #291223

For existing contract owners only:

..   QP IRA (Please see Appendix I for more information.) Unless otherwise indicated, information for QP IRA is the same as traditional IRA.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2017, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling
(800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


You have previously purchased an EQUI-VEST(R) contract and are receiving this prospectus as a current contract owner. As a current contract owner, you should note that the options, features and charges of the contract may have varied over time and may vary depending on your state. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract and/or see Appendix IV.

Contents of this Prospectus

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             Index of key words and phrases                      5
             Who is AXA Equitable?                               6
             How to reach us                                     7
             EQUI-VEST(R) Express/SM/ at a glance -- key
               features                                          9

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             FEE TABLE                                          11
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             Examples                                           12
             Condensed financial information                    12

             ------------------------------------------------------
             1. CONTRACT FEATURES AND BENEFITS                  13
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             How you can contribute to your contract            13
             Owner and annuitant requirements                   15
             How you can make your contributions                15
             What are your investment options under the
               contract?                                        15
             Portfolios of the Trusts                           16
             Allocating your contributions                      25
             Your right to cancel within a certain number of
               days                                             26
             Inherited IRA beneficiary continuation contract    26

             ------------------------------------------------------
             2. DETERMINING YOUR CONTRACT'S VALUE               28
             ------------------------------------------------------
             Your account value and cash value                  28
             Your contract's value in the variable investment
               options                                          28
             Your contract's value in the fixed maturity
               options                                          28

             ------------------------------------------------------
             3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
               OPTIONS                                          29
             ------------------------------------------------------
             Transferring your account value                    29
             Disruptive transfer activity                       29
             Automatic transfer options                         30
             Rebalancing your account value                     30

             ------------------------------------------------------
             4. ACCESSING YOUR MONEY                            32
             ------------------------------------------------------
             Withdrawing your account value                     32
             How withdrawals are taken from your account value 33 Surrender of your contract to receive its cash
               value                                            33
             Termination                                        33
             When to expect payments                            33
             Your annuity payout options                        33

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"We," "our," and "us" refer to AXA Equitable.
When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.


When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

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      5. CHARGES AND EXPENSES                                         36
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      Charges that AXA Equitable deducts                              36
      Charges under the contracts                                     36
      Charges that the Trusts deduct                                  37
      Group or sponsored arrangements                                 38
      Other distribution arrangements                                 38

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      6. PAYMENT OF DEATH BENEFIT                                     39
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      Your beneficiary and payment of benefit                         39
      How death benefit payment is made                               40
      Beneficiary continuation option                                 40

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      7. TAX INFORMATION                                              42
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      Overview                                                        42
      Buying a contract to fund a retirement arrangement              42
      Transfers among investment options                              42
      Taxation of nonqualified annuities                              42
      Individual retirement arrangements ("IRAs")                     44
      Traditional individual retirement annuities (traditional IRAs)  45
      Roth individual retirement annuities ("Roth IRAs")              49
      Federal and state income tax withholding and information
        reporting                                                     52
      Impact of taxes to AXA Equitable                                53

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      8. MORE INFORMATION                                             54
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      About our Separate Account A                                    54
      About the Trusts                                                54
      About our fixed maturity options                                54
      About the general account                                       55
      About other methods of payment                                  56
      Dates and prices at which contract events occur                 56
      About your voting rights                                        56
      Cybersecurity                                                   57
      Fiduciary Rule                                                  57
      Statutory compliance                                            57
      About legal proceedings                                         58
      Financial statements                                            58
      Transfers of ownership, collateral assignments, loans, and
        borrowing                                                     58
      Distribution of the contracts                                   58

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      9. INCORPORATION OF CERTAIN DOCUMENTS BY
        REFERENCE                                                     61
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       APPENDICES
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         I  --  QP IRA contracts                                    I-1
        II  --  Condensed financial information                    II-1
       III  --  Market value adjustment example                   III-1
        IV  --  State contract availability and/or variations of
                  certain features and benefits                    IV-1

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       STATEMENT OF ADDITIONAL INFORMATION
         Table of contents
       -----------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                                PAGE

           account value                                          28
           annuitant                                              13
           annuity payout options                                 34
           AXA Equitable Access Account                           40
           beneficiary                                            40
           beneficiary continuation option                        40
           business day                                        15,56
           cash value                                             28
           conduit IRA                                        47,I-1
           contract date                                          13
           contract date anniversary                              13
           contract year                                          13
           contributions                                       44,45
           contributions to Roth IRAs                             49
              regular contributions                               50
              rollovers and direct transfers                      50
              conversion contributions                            50
           contributions to traditional IRAs                      45
              regular contributions                               45
              rollovers and transfers                             46
           disruptive transfer activity                           29
           fixed maturity amount                                  25
           fixed maturity options                                 25
           IRA                                                  1,44
           IRS                                                    42


                                                               PAGE

           Inherited IRA                                      26,32
           investment options                                  1,15
           market adjusted amount                             25,55
           market timing                                         29
           market value adjustment                               25
           maturity value                                        54
           NQ                                                     7
           Online Account Access                                  7
           partial withdrawals                                   32
           portfolio                                             16
           principal assurance allocation                        26
           processing office                                      7
           QP IRA                                               I-1
           rate to maturity                                      25
           regular contribution                                  45
           Required Beginning Date                               48
           Roth IRA                                            1,49
           SAI                                                    2
           SEC                                                    1
           TOPS                                                   7
           traditional IRA                                       45
           Trusts                                              1,29
           unit                                                  28
           unit investment trust                                 54
           variable investment options                         1,15

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

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 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
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fixed maturity options                 Guarantee Periods or Fixed Maturity
                                       Accounts

variable investment options            Investment Funds or Investment
                                       Divisions

account value                          Annuity Account Value

rate to maturity                       Guaranteed Rates

unit                                   Accumulation unit

unit value                             Accumulation unit value
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                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

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We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $588.7 billion in assets as of December 31, 2016. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
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 FOR CORRESPONDENCE WITH CHECKS:

FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDIVIDUALLY BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Express/SM/
  Individual Annuity Lockbox
  P.O. Box 13459
  Newark, NJ 07188-0459

FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDIVIDUALLY BY EXPRESS DELIVERY:

  AXA Equitable
  JPMorganChase
  EQUI-VEST(R) Lockbox #13459
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail package
  Attn: Extraction Supervisor, (718) 242-0716

FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS AND SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Express/SM/
  Unit Annuity Lockbox
  P.O. Box 13463
  Newark, NJ 07188-0463

FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS AND SENT BY EXPRESS DELIVERY:

  JPMorganChase
  EQUI-VEST(R) Lockbox #13463
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail package
  Attn: Extraction Supervisor, (718) 242-0716
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 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  P.O. Box 4956
  Syracuse, NY 13221-4956

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  100 Madison Street, Suite 1000
  Syracuse, NY 13202

                              -------------------

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.
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 REPORTS WE PROVIDE:

..   confirmation notices of financial transactions; and

..   quarterly statements of your contract values as of the close of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.
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 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS:

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   rates to maturity for fixed maturity options; and

..   the daily unit values for the variable investment options.

You can also:

..   change your allocation percentages and/or transfer among the variable investment options (not available for transfers to fixed maturity options); and

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through Online Account Access only).

Under Online Account Access only you can:

..   make a contribution to your IRA or NQ annuity contract;

..   elect to receive certain contract statements electronically;

..   change your address;

                             WHO IS AXA EQUITABLE?

..   access "Frequently Asked Questions" and certain service forms; and

..   obtain performance information regarding the variable investment options.

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll-free (800) 755-7777. You may use Online Account Access by visiting our website at www.axa.com and clicking on Online Account Access. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).

We reserve the right to discontinue offering TOPS at any time in the future.
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 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.
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 TOLL-FREE TELEPHONE SERVICE:

You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)conversion of your traditional IRA contract to a Roth IRA contract;

(2)cancellation of your Roth IRA contract and return to a traditional IRA contract;

(3)election of the automatic investment program;

(4)election of general dollar-cost averaging;

(5)election of the rebalancing program;

(6)election of the automatic deposit service;

(7)election of the required minimum distribution ("RMD") automatic withdrawal option;

(8)election of the beneficiary continuation option;

(9)election of the principal assurance allocation;

(10)request for a transfer/rollover of assets or 1035 exchange to another carrier;

(11)purchase by, or change of ownership to, a non-natural owner;

(12)contract surrender and withdrawal requests;

(13)death claims; and

(14)partial annuitization of an NQ contract.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)address changes;

(2)beneficiary changes;

(3)transfers among investment options; and

(4)change of ownership.

TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)automatic investment program;

(2)general dollar-cost averaging;

(3)rebalancing program;

(4)systematic withdrawals; and

(5)the date annuity payments are to begin.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, all must sign.

                             WHO IS AXA EQUITABLE?

EQUI-VEST(R) Express/SM/ at a glance -- key features

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PROFESSIONAL INVESTMENT  EQUI-VEST(R) Express/SM/ variable
MANAGEMENT               investment options invest in different
                         portfolios sub-advised by professional
                         investment advisers.
-----------------------------------------------------------------
FIXED MATURITY OPTIONS   .   10 fixed maturity options with
                             maturities ranging from
                             approximately 1 to 10 years.
                         .   Each fixed maturity option offers a
                             guarantee of principal and interest
                             rate if you hold it to maturity.
                         ----------------------------------------
                         If you make any withdrawals (including
                         transfers, surrender or termination of
                         your contract or when we make
                         deductions for charges) from a fixed
                         maturity option before it matures, we
                         will make a market value adjustment,
                         which will increase or decrease any
                         fixed maturity amount you have in that
                         fixed maturity option.
-----------------------------------------------------------------

TAX ADVANTAGES  .   On earnings inside the contract      No tax until you make withdrawals from your contract or
                .   On transfers inside the contract     receive annuity payments.
                                                         No tax on transfers among investment options.
                -----------------------------------------------------------------------------------------------------

                      You should be aware that annuity
                      contracts that were purchased as an
                      Individual Retirement Annuity (IRA) do
                      not provide tax deferral benefits
                      beyond those already provided by the
                      Internal Revenue Code for individual
                      retirement arrangements. Before
                      contributing to one of these contracts,
                      you should consider whether its
                      features and benefits beyond tax
                      deferral meet your needs and goals. You
                      may also want to consider the relative
                      features, benefits and costs of these
                      contracts with any other investment
                      that you may use in connection with
                      your retirement plan or arrangement.
                      (For more information, see "Tax
                      information" later in this prospectus.)
--------------------------------------------------------------
CONTRIBUTION AMOUNTS  .   NQ, traditional IRA and Roth IRA:
                          Minimum: $50 initial and additional
                          ($20 under our automatic investment
                          program)
                      .   Inherited IRA $5,000 (initial)
                          (minimum) $1,000 (additional)
                          (minimum)
                      .   Maximum contribution limitations
                          apply to all contracts.
                      ----------------------------------------
                      In general, contributions are limited
                      to $1.5 million ($500,000 for owners or
                      annuitants who are age 81 and older at
                      contract issue) under all EQUI-VEST(R)
                      series contracts with the same owner or
                      annuitant or $2.5 million under all AXA
                      Equitable annuity accumulation
                      contracts with the same owner or
                      annuitant. Upon advance notice to you,
                      we may exercise certain rights we have
                      under the contract regarding
                      contributions, including our rights to
                      (i) change minimum and maximum
                      contribution requirements and
                      limitations, and (ii) discontinue
                      acceptance of contributions. For more
                      information, see "How you can
                      contribute to your contract" in
                      "Contract features and benefits" later
                      in this prospectus.
--------------------------------------------------------------
ACCESS TO YOUR MONEY  .   Partial withdrawals
                      .   Several periodic withdrawal options
                      .   Contract surrender
                      You may incur a withdrawal charge for
                      certain withdrawals or if you surrender
                      your contract. You may also incur
                      income tax and a penalty tax.
--------------------------------------------------------------
PAYOUT OPTIONS        .   Fixed annuity payout options
                      .   Variable Immediate Annuity payout
                          options (as described in a separate
                          prospectus for that option)
--------------------------------------------------------------
ADDITIONAL FEATURES   .   General dollar-cost averaging
                      .   Automatic investment program
                      .   Account value rebalancing
                          (quarterly, semiannually and
                          annually)
                      .   Principal assurance allocation
                      .   No charge on transfers among
                          investment options
                      .   Minimum death benefit
--------------------------------------------------------------
FEES AND CHARGES      Please see "Fee table" later in this
                      prospectus for details.
--------------------------------------------------------------
ANNUITANT ISSUE AGES  0-83 (0-70 for Inherited IRA)
--------------------------------------------------------------

             EQUI-VEST(R) EXPRESS/SM/ AT A GLANCE -- KEY FEATURES

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT IS NO LONGER BEING SOLD. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. PLEASE SEE APPENDIX IV LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same Selling broker-dealer. Some Selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the Selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some Selling broker-dealers may limit their clients from purchasing some optional benefits based upon the client's age.

             EQUI-VEST(R) EXPRESS/SM/ AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

----------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN
 TRANSACTIONS
----------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of
contributions withdrawn (deducted if you surrender
your contract or make certain withdrawals)/(1)/         7.00%

Charge for third-party transfer or exchange (for each
occurrence)/(2)/                                        $65 (current and maximum)

Special services charges

  .   Wire transfer charge/(3)/                         $90 (current and maximum)

  .   Express mail charge/(3)/                          $35 (current and maximum)
------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.

---------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
---------------------------------------------------------------------------------
Maximum annual administrative charge:
   If your account value on the last day of your
   contract year is less than $25,000 for NQ contracts
   (or less than $20,000 for IRA contracts)               $65 ($30 current)/(4)/

   If your account value on the last day of your
   contract year is $25,000 or more for NQ contracts
   (or $20,000 or more for IRA contracts)                 $0

--------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS
 EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
--------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES:

                                                             Maximum  Current
                                                             -------  -------
Mortality and expense risks/(5)/                             1.65%    0.70%
Other expenses                                               0.35%    0.25%
                                                             -----    -----
TOTAL SEPARATE ACCOUNT A ANNUAL EXPENSES                     2.00%    0.95%
------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


-------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2016 (expenses that are deducted from portfolio  Lowest Highest
assets including management fees, 12b-1 fees, service fees, and/or other expenses)/(6)/        0.61%   2.60%
-------------------------------------------------------------------------------------------------------------


Notes:

(1)Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge.

   The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal or surrender your contract. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1".

Contract Year
-------------
1................................................. 7.00%
2................................................. 6.00%
3................................................. 5.00%
4................................................. 4.00%
5................................................. 3.00%
6................................................. 2.00%
7................................................. 1.00%
8+................................................ 0.00%

                                   FEE TABLE

(2)This charge will never exceed 2% of the amount disbursed or transferred.

(3)Unless you specify otherwise, this charge will be deducted from the amount you request.

(4)During the first two contract years, this charge is equal to the lesser of 2% of your account value plus any prior withdrawals during the Contract year or $30, if this charge applies.

(5)A portion of this charge is for providing the death benefit.


(6)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.


EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2016, which results in an estimated annual charge of 0.0526% of contract value.


The fixed maturity options are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third-party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,119   $1,918    $2,719    $4,909    $488    $1,467    $2,447    $4,909
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $  923   $1,337    $1,760    $3,089    $279    $  857    $1,460    $3,089
---------------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix II at the end of this prospectus for the unit values and the number of units outstanding as of the end of the period shown for each of the variable investment options available as of December 31, 2016.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT

The following table summarizes our current rules regarding contributions to your contract, which are subject to change. We can refuse to accept any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The minimum contribution amount under our automatic investment program is $20. We discuss the automatic investment program under "About methods of payment" in "More information" later in this prospectus. All ages in the table refer to the age of the annuitant named in the contract. The contract is no longer available to new purchasers.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our right to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit the number of variable investment options which you may elect.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------


See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. We currently do not accept any contribution if (i) the aggregate contributions under one or more EQUI-VEST(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue) or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on criteria we determine.


--------------------------------------------------------------------------------
THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING
CONTRACT BENEFITS. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12-MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12-MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR."
THE END OF EACH 12-MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                 AVAILABLE FOR         MINIMUM              SOURCE OF            LIMITATIONS ON
 CONTRACT TYPE   ANNUITANT ISSUE AGES  CONTRIBUTIONS        CONTRIBUTIONS        CONTRIBUTIONS
-----------------------------------------------------------------------------------------------------
NQ               0 through 83          .   $50 additional   .   After-tax money. .   Additional
                                                            .   Paid to us by        contributions
                                                                check or             can be made up
                                                                transfer of          to age 84.
                                                                contract value
                                                                in a tax
                                                                deferred
                                                                exchange under
                                                                Section 1035 of
                                                                the Internal
                                                                Revenue Code.
                                                            .   Paid to us by
                                                                an employer who
                                                                establishes a
                                                                payroll
                                                                deduction
                                                                program.
-----------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------
                 AVAILABLE FOR         MINIMUM              SOURCE OF            LIMITATIONS ON
 CONTRACT TYPE   ANNUITANT ISSUE AGES  CONTRIBUTIONS        CONTRIBUTIONS        CONTRIBUTIONS
-----------------------------------------------------------------------------------------------------
Traditional IRA  0 through 83          .   $50 additional   .   "Regular"        .   Additional
                                                                traditional IRA      rollover
                                                                contributions        contributions
                                                                either made by       can be made up
                                                                you or paid to       to age 84.
                                                                us by an         .   Regular IRA
                                                                employer who         contributions
                                                                establishes a        may not exceed
                                                                payroll              $5,500.
                                                                deduction        .   No regular IRA
                                                                program.             contributions
                                                            .   Additional           in the calendar
                                                                catch-up             year you turn
                                                                contributions.       age 70 1/2 and
                                                            .   Eligible             thereafter.
                                                                rollover         .   Rollover and
                                                                distributions        direct transfer
                                                                from 403(b)          contributions
                                                                plans,               after age
                                                                qualified plans      70 1/2 must be
                                                                and                  net of required
                                                                governmental         minimum
                                                                employer EDC         distributions.
                                                                plans.           .   Additional
                                                            .   Rollovers from       catch-up
                                                                another              contributions
                                                                traditional          of up to $1,000
                                                                individual           per calendar
                                                                retirement           year where the
                                                                arrangement.         owner is at
                                                            .   Direct               least age 50
                                                                custodian-to-        but under age
                                                                custodian            70 1/2 at any
                                                                transfers from       time during the
                                                                other                calendar year
                                                                traditional          for which the
                                                                individual           contribution is
                                                                retirement           made.
                                                                arrangements.
-----------------------------------------------------------------------------------------------------
Roth IRA         0 through 83          .   $50 additional   .   Regular Roth     .   Additional
                                                                IRA                  contributions
                                                                contributions        can be made up
                                                                either made by       to age 84.
                                                                you or paid to   .   Regular Roth
                                                                us by an             IRA
                                                                employer who         contributions
                                                                establishes a        may not exceed
                                                                payroll              $5,500.
                                                                deduction        .   Contributions
                                                                program.             are subject to
                                                            .   Additional           income limits
                                                                catch-up             and other tax
                                                                contributions.       rules. See
                                                            .   Rollovers from       "Contributions
                                                                another Roth         to Roth IRAs"
                                                                IRA.                 in "Tax
                                                            .   Rollovers from       information"
                                                                a "designated        later in this
                                                                Roth                 prospectus.
                                                                contribution     .   Additional
                                                                account" under       catch-up
                                                                specified            contributions
                                                                retirement           of up to $1,000
                                                                plans.               per calendar
                                                            .   Conversion           year where the
                                                                rollovers from       owner is at
                                                                a traditional        least age 50 at
                                                                IRA or other         any time during
                                                                eligible             the calendar
                                                                retirement plan.     year for which
                                                            .   Direct               the
                                                                transfers from       contribution is
                                                                another Roth         made.
                                                                IRA.
-----------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------
                  AVAILABLE FOR         MINIMUM              SOURCE OF            LIMITATIONS ON
 CONTRACT TYPE    ANNUITANT ISSUE AGES  CONTRIBUTIONS        CONTRIBUTIONS        CONTRIBUTIONS
------------------------------------------------------------------------------------------------------
Inherited IRA     0 through 70          .   $1,000           .   Direct           .   Any additional
(traditional IRA                            additional           custodian-to-        contributions
or Roth IRA)                                                     custodian            must be from
                                                                 transfers of         the same type
                                                                 your interest        of IRA of the
                                                                 as death             same deceased
                                                                 beneficiary of       owner.
                                                                 the deceased     .   If this
                                                                 owner's              Inherited IRA
                                                                 traditional          was purchased
                                                                 individual           by a non-
                                                                 retirement           spousal
                                                                 arrangement or       beneficiary
                                                                 Roth IRA to an       direct rollover
                                                                 IRA of the same      from a
                                                                 type.                qualified plan,
                                                                                      403(b) plan or
                                                                                      governmental
                                                                                      employer 457(b)
                                                                                      plan, there are
                                                                                      no additional
                                                                                      contributions.
------------------------------------------------------------------------------------------------------

See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract, see "Dates and prices at which contract events occur" in "More information" later in this prospectus. Please review your contract for information on contribution limitations.

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different than the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. Owners that are not individuals may be required to document their status to avoid 30% Foreign Account Tax Compliance Act ("FATCA") withholding from U.S.-source income.

Under traditional and Roth IRA contracts, the owner and annuitant must be the same person. For owner and annuitant requirements for Inherited IRA, see "Inherited IRA beneficiary continuation contract" later in this prospectus.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be made by check drawn on a U.S. bank in U.S. dollars, and made payable to "AXA Equitable". We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, contract exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Additional contributions may also be made by wire transfer or our automatic investment program. The methods of payment are discussed in detail under "About other methods of payment" in "More information" later in this prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the contributions. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

If additional contributions are permitted under the contract, generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR" IN "MORE INFORMATION" LATER IN THIS PROSPECTUS.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options and the fixed maturity options.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives, and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions and to limit the number of variable investment options you may elect.

--------------------------------------------------------------------------------
YOU CAN CHOOSE FROM AMONG THE VARIABLE INVESTMENT OPTIONS AND FIXED MATURITY OPTIONS.
--------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA Equitable Funds Management Group, LLCFMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA Equitable Funds Management Group, LLCFMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.


The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

                        CONTRACT FEATURES AND BENEFITS

ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program
(ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and


   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -                                                                  INVESTMENT MANAGER (OR
 CLASS B SHARES                                                           SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                            AS APPLICABLE)                 MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE       Seeks to achieve long-term capital appreciation.     .   AXA Equitable Funds        (check mark)
  ALLOCATION                                                                  Management Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks to achieve a high level of current income.     .   AXA Equitable Funds        (check mark)
  ALLOCATION                                                                  Management Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA                  Seeks to achieve current income and growth of        .   AXA Equitable Funds        (check mark)
  CONSERVATIVE-PLUS  capital, with a greater emphasis on current income.      Management Group, LLC
  ALLOCATION
----------------------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks to achieve long-term capital appreciation and  .   AXA Equitable Funds        (check mark)
  ALLOCATION         current income.                                          Management Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS    Seeks to achieve long-term capital appreciation and  .   AXA Equitable Funds        (check mark)
  ALLOCATION         current income, with a greater emphasis on capital       Management Group, LLC
                     appreciation.
----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/          Seeks to achieve high total return through a         .   AXA Equitable Funds
  MULTI-SECTOR BOND  combination of current income and capital                Management Group, LLC
                     appreciation.
----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of capital.        .   AXA Equitable Funds
  CAP GROWTH                                                                  Management Group, LLC
----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of capital.        .   AXA Equitable Funds
  CAP VALUE                                                                   Management Group, LLC
----------------------------------------------------------------------------------------------------------------------
TARGET 2015          Seeks the highest total return over time consistent  .   AXA Equitable Funds
  ALLOCATION         with its asset mix. Total return includes capital        Management Group, LLC
                     growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2025          Seeks the highest total return over time consistent  .   AXA Equitable Funds
  ALLOCATION         with its asset mix. Total return includes capital        Management Group, LLC
                     growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2035          Seeks the highest total return over time consistent  .   AXA Equitable Funds
  ALLOCATION         with its asset mix. Total return includes capital        Management Group, LLC
                     growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2045          Seeks the highest total return over time consistent  .   AXA Equitable Funds
  ALLOCATION         with its asset mix. Total return includes capital        Management Group, LLC
                     growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2055          Seeks the highest total return over time consistent  .   AXA Equitable Funds
  ALLOCATION         with its asset mix. Total return includes capital        Management Group, LLC
                     growth and income.
----------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                          INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                              SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                               AS APPLICABLE)                 MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE    Seeks long-term capital appreciation and current        .   DoubleLine Capital LP
  DYNAMIC             income, with a greater emphasis on current income.
  ALLOCATION/(+)/
--------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY        Seeks a combination of growth and income to             .   Boston Advisors, LLC
  INCOME/(1)/         achieve an above-average and consistent total
                      return.
--------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO         Seeks to achieve capital appreciation.                  .   GAMCO Asset Management,
  MERGERS &                                                                       Inc.
  ACQUISITIONS/(2)/
--------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL   Seeks to maximize capital appreciation.                 .   GAMCO Asset Management,
  COMPANY VALUE/(3)/                                                              Inc.
--------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD    Seeks to maximize current income.                       .   AXA Equitable Funds
  BOND/(4)/                                                                       Management Group, LLC
                                                                              .   AXA Investment Managers,
                                                                                  Inc.
                                                                              .   Post Advisory Group, LLP
--------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY      Seeks to track the investment results of the MSCI KLD   .   BlackRock Investment
  RESPONSIBLE         400 Social Index.                                           Management, LLC
--------------------------------------------------------------------------------------------------------------------------
ALL ASSET             Seeks long-term capital appreciation and current        .   AXA Equitable Funds
  AGGRESSIVE -        income, with a greater emphasis on capital                  Management Group, LLC
  ALT 25/(++)/        appreciation.
--------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -    Seeks long-term capital appreciation and current        .   AXA Equitable Funds
  ALT 20              income.                                                     Management Group, LLC
--------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED       Seeks to achieve long-term growth of capital with an    .   AllianceBernstein L.P.     (check mark)
  VOLATILITY          emphasis on risk-adjusted returns and managing          .   AXA Equitable Funds
                      volatility in the Portfolio.                                Management Group, LLC
                                                                              .   BlackRock Investment
                                                                                  Management, LLC
--------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED       Seeks to achieve long-term growth of capital with an    .   AllianceBernstein L.P.     (check mark)
  VOLATILITY          emphasis on risk-adjusted returns and managing          .   AXA Equitable Funds
                      volatility in the Portfolio.                                Management Group, LLC
                                                                              .   BlackRock Investment
                                                                                  Management, LLC
--------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED      Seeks to achieve long-term growth of capital with an    .   AllianceBernstein L.P.     (check mark)
  VOLATILITY          emphasis on risk-adjusted returns and managing          .   AXA Equitable Funds
                      volatility in the Portfolio.                                Management Group, LLC
                                                                              .   BlackRock Investment
                                                                                  Management, LLC
--------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC        Seeks to achieve total return from long-term growth     .   AllianceBernstein L.P.       (delta)
  MODERATE GROWTH     of capital and income.
--------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP      Seeks to achieve long-term growth of capital.           .   AllianceBernstein L.P.
  GROWTH                                                                      .   AXA Equitable Funds
                                                                                  Management Group, LLC
--------------------------------------------------------------------------------------------------------------------------
AXA BALANCED          Seeks long-term capital appreciation and current        .   AXA Equitable Funds        (check mark)
  STRATEGY            income.                                                     Management Group, LLC
--------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE       Seeks to achieve long-term capital growth               .   ClearBridge Investments,
  LARGE CAP GROWTH                                                                LLC
--------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE      Seeks current income and growth of capital, with a      .   AXA Equitable Funds        (check mark)
  GROWTH STRATEGY     greater emphasis on current income.                         Management Group, LLC
--------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE      Seeks a high level of current income.                   .   AXA Equitable Funds        (check mark)
  STRATEGY                                                                        Management Group, LLC
--------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN          Seeks to maximize income while maintaining              .   AXA Equitable Funds        (check mark)
  BALANCED MANAGED    prospects for capital appreciation with an emphasis on      Management Group, LLC
  VOLATILITY          risk-adjusted returns and managing volatility in the    .   BlackRock Investment
                      Portfolio.                                                  Management, LLC
                                                                              .   Franklin Advisers, Inc.
--------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                        INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                            SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                             AS APPLICABLE)                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL    Seeks to achieve long-term total return with an       .   AXA Equitable Funds        (check mark)
  CAP VALUE MANAGED   emphasis on risk-adjusted returns and managing            Management Group, LLC
  VOLATILITY          volatility in the Portfolio.                          .   BlackRock Investment
                                                                                Management, LLC
                                                                            .   Franklin Advisory
                                                                                Services, LLC
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN          Primarily seeks capital appreciation and secondarily  .   AXA Equitable Funds        (check mark)
  TEMPLETON           seeks income.                                             Management Group, LLC
  ALLOCATION
  MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY     Seeks to achieve long-term capital appreciation with  .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY  an emphasis on risk-adjusted returns and managing         Management Group, LLC
                      volatility in the Portfolio.                          .   BlackRock Investment
                                                                                Management, LLC
                                                                            .   Morgan Stanley Investment
                                                                                Management Inc.
                                                                            .   OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Seeks to achieve long-term growth of capital with an  .   AXA Equitable Funds        (check mark)
  CORE MANAGED        emphasis on risk-adjusted returns and managing            Management Group, LLC
  VOLATILITY          volatility in the Portfolio.                          .   BlackRock Investment
                                                                                Management, LLC
                                                                            .   EARNEST Partners, LLC
                                                                            .   Federated Global
                                                                                Investment Management
                                                                                Corp.
                                                                            .   Massachusetts Financial
                                                                                Services Company d/b/a
                                                                                MFS Investment Management
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Seeks to achieve long-term growth of capital with an  .   AllianceBernstein L.P.     (check mark)
  MANAGED VOLATILITY  emphasis on risk-adjusted returns and managing        .   AXA Equitable Funds
                      volatility in the Portfolio.                              Management Group, LLC
                                                                            .   BlackRock Investment
                                                                                Management, LLC
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Seeks to provide current income and long-term         .   AXA Equitable Funds        (check mark)
  VALUE MANAGED       growth of income, accompanied by growth of capital        Management Group, LLC
  VOLATILITY          with an emphasis on risk-adjusted returns and         .   BlackRock Investment
                      managing volatility in the Portfolio.                     Management, LLC
                                                                            .   Northern Cross, LLC
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE  Seeks to achieve capital growth.                      .   Janus Capital Management
                                                                                LLC
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE    Seeks to achieve long-term growth of capital with an  .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY  emphasis on risk-adjusted returns and managing            Management Group, LLC
                      volatility in the Portfolio.                          .   BlackRock Investment
                                                                                Management, LLC
                                                                            .   Capital Guardian Trust
                                                                                Company
                                                                            .   Thornburg Investment
                                                                                Management, Inc.
                                                                            .   Vaughan Nelson Investment
                                                                                Management
------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                          INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                              SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                               AS APPLICABLE)                 MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP         Seeks to provide long-term capital growth with an       .   AXA Equitable Funds        (check mark)
  GROWTH MANAGED      emphasis on risk-adjusted returns and managing              Management Group, LLC
  VOLATILITY          volatility in the Portfolio.                            .   BlackRock Investment
                                                                                  Management, LLC
                                                                              .   HS Management Partners,
                                                                                  LLC
                                                                              .   Loomis, Sayles & Company,
                                                                                  L.P.
                                                                              .   Polen Capital Management,
                                                                                  LLC
                                                                              .   T. Rowe Price Associates,
                                                                                  Inc.
--------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE   Seeks to achieve long-term growth of capital with an    .   AllianceBernstein L.P.     (check mark)
  MANAGED VOLATILITY  emphasis on risk-adjusted returns and managing          .   AXA Equitable Funds
                      volatility in the Portfolio.                                Management Group, LLC
                                                                              .   BlackRock Investment
                                                                                  Management, LLC
                                                                              .   Massachusetts Financial
                                                                                  Services Company d/b/a
                                                                                  MFS Investment Management
--------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES     Seeks to achieve capital appreciation.                  .   Loomis, Sayles & Company,
  GROWTH                                                                          L.P.
--------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE     Seeks to achieve long-term capital appreciation with    .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY  an emphasis on risk adjusted returns and managing           Management Group, LLC
                      volatility in the Portfolio.                            .   BlackRock Investment
                                                                                  Management, LLC
                                                                              .   Diamond Hill Capital
                                                                                  Management, Inc.
                                                                              .   Wellington Management
                                                                                  Company, LLP
--------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH   Seeks long-term capital appreciation and current        .   AXA Equitable Funds        (check mark)
  STRATEGY            income, with a greater emphasis on current income.          Management Group, LLC
--------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE      Seeks to achieve capital appreciation, which may        .   AXA Equitable Funds        (check mark)
  CAP EQUITY          occasionally be short-term, with an emphasis on risk        Management Group, LLC
  MANAGED VOLATILITY  adjusted returns and managing volatility in the         .   BlackRock Investment
                      Portfolio.                                                  Management, LLC
                                                                              .   Franklin Mutual Advisers,
                                                                                  LLC
--------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON         Seeks to achieve long-term capital growth with an       .   AXA Equitable Funds        (check mark)
  GLOBAL EQUITY       emphasis on risk adjusted returns and managing              Management Group, LLC
  MANAGED VOLATILITY  volatility in the Portfolio.                            .   BlackRock Investment
                                                                                  Management, LLC
                                                                              .   Templeton Investment
                                                                                  Counsel, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC    Seeks to achieve capital appreciation and               .   BlackRock Investment
  VALUE EQUITY        secondarily, income.                                        Management, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN   Seeks to achieve long-term growth of capital.           .   Capital Guardian Trust
  RESEARCH                                                                        Company
--------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK       Seeks to achieve a total return before expenses that    .   AllianceBernstein L.P.
  INDEX               approximates the total return performance of the
                      Russell 3000(R) Index, including reinvestment of
                      dividends, at a risk level consistent with that of the
                      Russell 3000(R) Index.
--------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                             INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                                 SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                                  AS APPLICABLE)                 MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX    Seeks to achieve a total return before expenses that       .   SSgA Funds Management,
                      approximates the total return performance of the               Inc.
                      Barclays U.S. Intermediate Government/Credit Bond
                      Index, including reinvestment of dividends, at a risk
                      level consistent with that of the Barclays U.S.
                      Intermediate Government/Credit Bond Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS   Seeks to achieve long-term growth of capital.              .   AllianceBernstein L.P.
  EQUITY PLUS                                                                    .   AXA Equitable Funds
                                                                                     Management Group, LLC
                                                                                 .   EARNEST Partners, LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX   Seeks to achieve a total return before expenses that       .   AllianceBernstein L.P.
                      approximates the total return performance of the
                      Standard & Poor's 500 Composite Stock Price Index,
                      including reinvestment of dividends, at a risk level
                      consistent with that of the Standard & Poor's 500
                      Composite Stock Price Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS   Seeks to achieve capital growth and current income.        .   AXA Equitable Funds
                                                                                     Management Group, LLC
                                                                                 .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   First International
                                                                                     Advisors, LLC
                                                                                 .   Wells Capital Management,
                                                                                     Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE       Seeks to achieve a total return before expenses that       .   AXA Equitable Funds
  GOVERNMENT BOND     approximates the total return performance of the               Management Group, LLC
                      Barclays U.S. Intermediate Government Bond Index,          .   SSgA Funds Management,
                      including reinvestment of dividends, at a risk level           Inc.
                      consistent with that of the Barclays U.S. Intermediate
                      Government Bond Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to achieve a total return (before expenses) that     .   AllianceBernstein L.P.
  EQUITY INDEX        approximates the total return performance of a
                      composite index comprised of 40% DJ Euro STOXX
                      50 Index, 25% FTSE 100 Index, 25% TOPIX Index,
                      and 10% S&P/ASX 200 Index, including reinvestment
                      of dividends, at a risk level consistent with that of the
                      composite index.
---------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK   Seeks to achieve capital growth and income.                .   Invesco Advisers, Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE     Seeks to achieve long-term capital appreciation.           .   J.P. Morgan Investment
  OPPORTUNITIES                                                                      Management Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Seeks to achieve a total return before expenses that       .   AllianceBernstein L.P.
  INDEX               approximates the total return performance of the
                      Russell 1000(R) Growth Index, including reinvestment
                      of dividends at a risk level consistent with that of the
                      Russell 1000(R) Growth Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Seeks to achieve a total return before expenses that       .   SSgA Funds Management,
  INDEX               approximates the total return performance of the               Inc.
                      Russell 1000(R) Value Index, including reinvestment of
                      dividends, at a risk level consistent with that of the
                      Russell 1000(R) Value Index.
---------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                            INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                                SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                                 AS APPLICABLE)                 MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
EQ/MFS                Seeks to achieve capital appreciation.                    .   Massachusetts Financial
  INTERNATIONAL                                                                     Services Company d/b/a
  GROWTH                                                                            MFS Investment Management
--------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX      Seeks to achieve a total return before expenses that      .   SSgA Funds Management,
                      approximates the total return performance of the              Inc.
                      Standard & Poor's Mid Cap 400 Index, including
                      reinvestment of dividends, at a risk level consistent
                      with that of the Standard & Poor's Mid Cap 400
                      Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/MONEY              Seeks to obtain a high level of current income,           .   The Dreyfus Corporation
  MARKET/(+++)/       preserve its assets and maintain liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER        Seeks to achieve capital appreciation.                    .   OppenheimerFunds, Inc.
  GLOBAL
--------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL       Seeks to achieve maximum real return, consistent          .   Pacific Investment
  REAL RETURN         with preservation of capital and prudent investment           Management Company LLC
                      management.
--------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA        Seeks to generate a return in excess of traditional       .   Pacific Investment
  SHORT BOND          money market products while maintaining an                    Management Company LLC
                      emphasis on preservation of capital and liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS  Seeks to achieve high current income consistent with      .   AllianceBernstein L.P.
                      moderate risk to capital.                                 .   AXA Equitable Funds
                                                                                    Management Group, LLC
                                                                                .   Pacific Investment
                                                                                    Management Company, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY      Seeks to replicate as closely as possible (before         .   AllianceBernstein L.P.
  INDEX               expenses) the total return of the Russell 2000(R) Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE      Seeks to achieve long-term capital appreciation and       .   T. Rowe Price Associates,
  GROWTH STOCK        secondarily, income.                                          Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND     Seeks to achieve total return through capital             .   UBS Global Asset
  INCOME              appreciation with income as a secondary                       Management (Americas) Inc.
                      consideration.
--------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Seeks to achieve long-term growth of capital.             .   AllianceBernstein L.P.
  AGGRESSIVE EQUITY                                                             .   AXA Equitable Funds
                                                                                    Management Group, LLC
                                                                                .   ClearBridge Investments,
                                                                                    LLC
                                                                                .   Scotia Institutional
                                                                                    Asset Management US, Ltd.
                                                                                .   T. Rowe Price Associates,
                                                                                    Inc.
                                                                                .   Westfield Capital
                                                                                    Management Company, L.P.
--------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE     Seeks to achieve a balance of high current income         .   AXA Equitable Funds
  BOND                and capital appreciation, consistent with a prudent           Management Group, LLC
                      level of risk.                                            .   BlackRock Financial
                                                                                    Management, Inc.
                                                                                .   DoubleLine Capital L.P.
                                                                                .   Pacific Investment
                                                                                    Management Company LLC
                                                                                .   SSgA Funds Management,
                                                                                    Inc.
--------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                 INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                     SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                      AS APPLICABLE)                 MANAGEMENT
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID      Seeks to achieve long-term growth of capital.  .   AllianceBernstein L.P.
  CAP GROWTH                                                         .   AXA Equitable Funds
                                                                         Management Group, LLC
                                                                     .   BlackRock Investment
                                                                         Management, LLC
                                                                     .   Franklin Advisers, Inc.
                                                                     .   Wellington Management
                                                                         Company, LLP
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID      Seeks to achieve long-term growth of capital.  .   AXA Equitable Funds
  CAP VALUE                                                              Management Group, LLC
                                                                     .   BlackRock Investment
                                                                         Management, LLC
                                                                     .   Diamond Hill Capital
                                                                         Management, Inc.
                                                                     .   Lord, Abbett & Co. LLC
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Seeks to achieve long-term growth of capital.  .   Allianz Global Investors
  TECHNOLOGY                                                             U.S. LLC
                                                                     .   AXA Equitable Funds
                                                                         Management Group, LLC
                                                                     .   SSgA Funds Management,
                                                                         Inc.
                                                                     .   Wellington Management
                                                                         Company, LLP


---------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                       INVESTMENT MANAGER (OR
 FUNDS) - SERIES II                                                              SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return through     .   Invesco Advisers, Inc.
  REAL ESTATE FUND   growth of capital and current income.                       .   Sub-Adviser: Invesco
                                                                                     Asset Management Limited
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH    The fund's investment objective is total return, comprised  .   Invesco Advisers, Inc.
  YIELD FUND         of current income and capital appreciation.                 .   Sub-Adviser: Invesco
                                                                                     Canada Ltd.
---------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth of      .   Invesco Advisers, Inc.
  INTERNATIONAL      capital.
  GROWTH FUND
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of      .   Invesco Advisers, Inc.
  CAP CORE EQUITY    capital.
  FUND
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of      .   Invesco Advisers, Inc.
  CAP EQUITY FUND    capital.
---------------------------------------------------------------------------------------------------------------


 AMERICAN FUNDS
 INSURANCE
 SERIES(R) -                                                                  INVESTMENT MANAGER (OR
 CLASS 4 SHARES                                                               SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
BOND FUND            The fund's investment objective is to provide as high a  .   Capital Research and
                     level of current income as is consistent with the            Management Company
                     preservation of capital.
------------------------------------------------------------------------------------------------------------

 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                           INVESTMENT MANAGER (OR
 SERVICE CLASS 2                                            SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.  .   Fidelity Management and
  CONTRAFUND(R)                                                 Research Company (FMR)
  PORTFOLIO
------------------------------------------------------------------------------------------

 GOLDMAN SACHS
 VARIABLE INSURANCE
 TRUST - SERVICE                                            INVESTMENT MANAGER (OR
 SHARES                                                     SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.
------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

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 IVY VARIABLE
 INSURANCE                                                                     INVESTMENT MANAGER (OR
 PORTFOLIOS                                                                    SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
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IVY VIP ENERGY       To seek to provide capital growth and appreciation.       .   Ivy Investment Management
                                                                                   Company (IICO)
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IVY VIP HIGH INCOME  To seek to provide total return through a combination of  .   Ivy Investment Management
                     high current income and capital appreciation.                 Company (IICO)
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IVY VIP MID CAP      To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)
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IVY VIP SMALL CAP    To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)

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 LAZARD RETIREMENT
 SERIES,
 INC. - SERVICE                                             INVESTMENT MANAGER (OR
 SHARES                                                     SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
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LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO

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 MFS(R) VARIABLE
 INSURANCE
 TRUSTS - SERVICE                                                              INVESTMENT MANAGER (OR
 CLASS                                                                         SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
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MFS(R)               The fund's investment objective is to seek capital        .   Massachusetts Financial
  INTERNATIONAL      appreciation.                                                 Services Company
  VALUE PORTFOLIO
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MFS(R) INVESTORS     The fund's investment objective is to seek capital        .   Massachusetts Financial
  TRUST SERIES       appreciation.                                                 Services Company
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MFS(R)               The fund's investment objective is to seek capital        .   Massachusetts Financial
  MASSACHUSETTS      appreciation.                                                 Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO
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MFS(R) TECHNOLOGY    The fund's investment objective is to seek capital        .   Massachusetts Financial
  PORTFOLIO          appreciation.                                                 Services Company
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MFS(R) UTILITIES     The fund's investment objective is to seek total return.  .   Massachusetts Financial
  SERIES                                                                           Services Company

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 VANECK VIP TRUST -                                                             INVESTMENT MANAGER (OR
 S CLASS                                                                        SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                  AS APPLICABLE)
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VANECK VIP GLOBAL    Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND   primarily in hard asset securities. Income is a secondary      Corporation
                     consideration.
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(*)This information reflects the variable investment option's name change effective on or about May 19, 2017, subject to regulatory approval. The chart below reflects the variable investment option's name in effect until on or about May 19, 2017. The number in the "FN" column corresponds with the number contained in the table above.



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 FN   VARIABLE INVESTMENT OPTION NAME
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 (1)  EQ/Boston Advisors Equity Income
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 (2)  EQ/GAMCO Mergers and Acquisitions
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 (3)  EQ/GAMCO Small Company Value
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 (4)  EQ/High Yield Bond
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(+)All Asset Moderate Growth -- Alt 15 will be reorganized as 1290 VT
   DoubleLine Dynamic Allocation effective on or about May 19, 2017, subject to regulatory and shareholder approval.
(++)Effective on or about May 19, 2017, subject to regulatory and shareholder approvals, interests in the All Asset Growth-Alt 20 investment option (the "surviving option") will replace interests in the All Asset Growth-Alt 25 investment option (the "replaced option"). We will move the assets from the replaced option into the surviving option on the date of the scheduled merger. The value of your interest in the surviving option will be the same as it was in the replaced option. We will also automatically direct any contributions made to a replaced option to the surviving option. Any allocation election to the replaced option will be considered as an allocation election to the surviving option. For more information about this portfolio merger, please contact our customer service representative.
(+++)The Board of Trustees of EQ Advisors Trust approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 628-6673.

                        CONTRACT FEATURES AND BENEFITS

FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates generally ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount."

Please see Appendix IV later in this prospectus for state variations.

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FIXED MATURITY OPTIONS GENERALLY RANGE FROM ONE TO TEN YEARS TO MATURITY.
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The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option, your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. As of May 1st, we currently offer fixed maturity options ending on June 15th for maturity years ranging from one through ten. Not all of the fixed maturity options will be available for annuitants ages 76 and above. See "Allocating your contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally ten fixed maturity options are available at any time.

We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

..   you previously allocated a contribution or made a transfer to the same fixed maturity option; or

..   the rate to maturity is 3%; or

..   the fixed maturity option's maturity date is within 45 days; or

..   the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions" below would apply:

(a)transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b)withdraw the maturity value (there may be a withdrawal charge).

If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). For more information see "About our fixed maturity options" in "More information" later in this prospectus. We may change our procedures in the future.

MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a)the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix III at the end of this prospectus provides an example of how the market value adjustment is calculated.

ALLOCATING YOUR CONTRIBUTIONS

You may choose from among two ways to allocate your contributions: self-directed and principal assurance.

SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all of the investment options. However, you may not allocate more than one contribution to any one fixed maturity option. If the annuitant is age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options they become part of your account value. We discuss account value in "Determining your contract's value" later in this prospectus.

                        CONTRACT FEATURES AND BENEFITS

PRINCIPAL ASSURANCE ALLOCATION

Under this allocation program, you select a fixed maturity option and we specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's maturity date. The maturity date you select generally may not be later than 10 years, or earlier than 7 years from your contract date. You allocate the rest of your contribution to the variable investment options however you choose.


For example, if your initial contribution is $10,000, and on February 17, 2017 you chose the fixed maturity option with a maturity date of June 15, 2026, since the rate to maturity was 3.05% on February 17, 2017, we would have allocated $7556 to that fixed maturity option and the balance to your choice of variable investment options. On the maturity date your value in the fixed maturity option would be $10,000.


The principal assurance allocation is only available for annuitant ages 75 or younger when the contract is issued. If you are purchasing an EQUI-VEST(R) Express/SM/ traditional IRA contract, before you select a maturity year that would extend beyond the year in which you will reach age 70 1/2, you should consider whether your value in the variable investment options, or your other traditional IRA funds, are sufficient to meet your required minimum distributions. See "Tax information" later in this prospectus.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors, LLC ("AXA Advisors") financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

If, for any reason, you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right, you must mail the contract directly to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.

For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to the fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, or market value adjustment). For an IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract's cash value.

We may require that you wait six months before you apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

Also, if you fully or partially convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions. Ask for the form entitled "EQUI-VEST(R) Roth IRA Re-Characterization Form."

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrender of your contract to receive its cash value" later in this prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.

INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than AXA Equitable. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected ("original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. See the discussion of required minimum distributions under "Tax Information." This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31st of the calendar year following the year the deceased owner died. This contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for traditional IRA and Roth IRA contracts" in "Payment of the death benefit" later in this prospectus. You should discuss with your tax adviser your own personal situation.

The Inherited traditional IRA is also available to non-spousal beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Applicable Plan(s)"). In this discussion, unless otherwise indicated, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

The inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. In the case of a non-spousal beneficiary

                        CONTRACT FEATURES AND BENEFITS
under a deceased plan participant's Applicable Plan, the Inherited traditional IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. (Certain trusts with only individual beneficiaries will be treated as individuals for this purpose). The contract must also contain the name of the deceased owner. In this discussion, "you" refers to the owner of the inherited IRA beneficiary continuation contract.

The inherited IRA beneficiary continuation contract can be purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

Under the inherited IRA beneficiary continuation contract:

..   You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

..   The beneficiary of the original IRA will be the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

..   An inherited IRA beneficiary continuation contract is not available for annuitants over age 70.

..   The initial contribution must be a direct transfer from the deceased owner's original IRA and must be at least $5,000.

..   Additional contributions of at least $1,000 are permitted, but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

..   A non-spousal beneficiary under an Applicable Plan cannot make additional contributions to an Inherited traditional IRA contract.

..   You may make transfers among the investment options.

..   You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described under "Withdrawal charge" in "Charges and expenses" later in this prospectus.

..   The following features mentioned in the prospectus are not available under the inherited IRA beneficiary continuation contract: successor owner/annuitant, automatic investment program and systematic withdrawals.

..   If you die, we will pay to a beneficiary that you choose the greater of the account value or the minimum death benefit.

..   Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the minimum death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have in the variable investment options and (ii) market adjusted amounts you have in the fixed maturity options. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge. Please see "Surrender of your contract to receive its cash value" in "Accessing your money" later in this prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

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UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
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The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)increased to reflect additional contributions;

(ii)decreased to reflect a withdrawal (plus applicable withdrawal charges); or

(iii)increased to reflect a transfer into, or decreased to reflect a transfer out of a variable investment option.

In addition, when we deduct the annual administrative charge or third-party transfer or exchange charge, we will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in a fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

..   You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

..   You may not transfer to a fixed maturity option in which you already have value.

..   You may not transfer to a fixed maturity option that has a rate to maturity of 3%.

..   If the annuitant is age 76 or older, you must limit your transfers to fixed maturity options to those with maturities of five years or less. Not all maturities may be available.

..   You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.

..   If you make transfers out of a fixed maturity option other than at its maturity date, the transfer will cause a market value adjustment.

Upon advance notice to you, we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

You may request a transfer in writing, or by telephone using TOPS or on line using Online Account Access. You must send in all signed written requests directly to our processing office. Transfer requests should specify:

(1)the contract number,

(2)the dollar amounts to be transferred, and

(3)the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC TRANSFER OPTIONS

GENERAL DOLLAR-COST AVERAGING

Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

The general dollar-cost averaging feature allows you to have amounts automatically transferred from the EQ/Money Market option to the other variable investment options on a monthly basis. In order to elect the general dollar-cost averaging option you must have a minimum of $2,000 in the EQ/Money Market option on the date we receive your election form at our processing office. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the EQ/Money Market option have been transferred out.

The minimum amount that we will transfer each month is $50. The maximum amount we will transfer is equal to your value in the EQ/Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. General dollar-cost averaging will then end. You may change the transfer amount once each contract year, or cancel this program at any time.

You may not elect dollar-cost averaging if you are participating in the rebalancing program.

REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

(a)the percentage you want invested in each variable investment option (whole percentages only), and

(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 variable investment options.

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REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL AND/OR FINANCIAL ADVISER BEFORE ELECTING THE PROGRAM.
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To be eligible, you must have at least $5,000 of account value in the variable investment options. We may waive this $5,000 requirement. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested; the rebalancing program will remain in effect unless you request that it be cancelled in writing.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your variable investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

You may not elect the rebalancing program if you are participating in the dollar-cost averaging program. Rebalancing is not available for amounts you have allocated in the fixed maturity options.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.

METHOD OF WITHDRAWAL

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                                                                                  MINIMUM
 CONTRACT                                                    PARTIAL SYSTEMATIC DISTRIBUTION
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NQ                                                             Yes      Yes         No
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Traditional IRA                                                Yes      Yes         Yes
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Roth IRA                                                       Yes      Yes         No
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PARTIAL WITHDRAWALS
(ALL CONTRACTS)

You may take partial withdrawals from your account value at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If you request a withdrawal that leaves you with an account value of less than $500, we may treat it as a request to surrender the contract for its cash value. See "Surrender of your contract to receive its cash value" below.

Partial withdrawals in excess of the 10% free withdrawal amount may be subject to a withdrawal charge. See "10% free withdrawal amount" in "Charges and expenses" later in this prospectus.

SYSTEMATIC WITHDRAWALS
(ALL CONTRACTS EXCEPT INHERITED IRA)

You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.

You may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)Pro rata from all of your variable investment options in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)Pro rata from all of your variable investment options in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.
(3)You may specify a dollar amount from one variable investment option. If you choose this option and the value in the investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

If you are invested in fixed maturity options, you may not elect option (1) or
(2).

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS
(TRADITIONAL IRA CONTRACTS -- SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS.)

We offer our "required minimum distribution automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply if your withdrawal exceeds the free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to "Required minimum distributions" under "Individual Retirement Arrangements ("IRAs")" in "Tax information" later in this prospectus. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals, which could increase the amount required to be withdrawn. For this purpose additional annuity contract benefits may include enhanced death benefits.

You may elect our RMD automatic withdrawal option in the year in which you reach age 70 1/2 or in any later year. To elect this option, you must have account value in the variable investment options of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually.

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 10% free withdrawal amount.

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WE WILL SEND TO TRADITIONAL IRA OWNERS A FORM OUTLINING THE MINIMUM
DISTRIBUTION -- OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
--------------------------------------------------------------------------------

                             ACCESSING YOUR MONEY

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the investment options. A market value adjustment will apply if withdrawals are taken from the fixed maturity options.

AUTOMATIC DEPOSIT SERVICE

If you are receiving required minimum distribution payments from a traditional IRA contract, you may use our automatic deposit service.

Under this service we will automatically deposit the required minimum distribution payment from your traditional IRA contract directly into an existing EQUI-VEST(R) NQ or Roth IRA or an existing EQUI-VEST(R) Express/SM/ NQ or Roth IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs. See "Tax information" later in this prospectus.

DEPOSIT OPTION FOR NQ CONTRACTS ONLY

If available, you may elect the deposit option for your benefit while you are alive, or for the benefit of your beneficiary.

If this option is available, proceeds from your NQ contract can be deposited with us for a period you select, but no longer than five years. We will hold the amounts in our general account. We will credit interest on the amounts at a guaranteed rate for the specified period using our then current rate for this option. We will pay out the interest on the amount deposited at least once each year.

If you elect this option for your benefit, you deposit the amount with us that you would otherwise apply to an annuity payout option. If you elect this option for your beneficiary before the annuitant's death, death benefit proceeds may be left on deposit with us subject to certain restrictions, instead of being paid out to the beneficiary.

Other restrictions apply to the deposit option. We may remove this payout option at any time. Your financial professional can provide more information about this option and whether it is available, or you may call our processing office.

SURRENDER OF YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. We will usually pay the cash value within seven calendar days, but we may delay payment as described in "When to expect payments" below. For the tax consequences of surrenders, see "Tax information" later in this prospectus.

TERMINATION

We may terminate your contract and pay you the cash value if:

(1)your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2)you request a partial withdrawal that reduces your account value to an amount less than $500; or

(3)you have not made any contributions within 120 days from your contract date.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the fixed maturity options (other than for death benefits) for up to six months while you are living.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial annuitization" below.

Deferred annuity contracts such as EQUI-VEST(R) Express/SM/ provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your EQUI-VEST(R) Express/SM/ contract and all its benefits terminate and will be converted to a supplemental payout annuity contract ("payout option") that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your EQUI-VEST(R) Express/SM/ contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.


Your EQUI-VEST(R) Express/SM/ contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization.

                             ACCESSING YOUR MONEY

EQUI-VEST(R) Express/SM/ offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own and the annuitant's age at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

ANNUITY PAYOUT OPTIONS

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Fixed annuity payout options             .   Life annuity
                                         .   Life annuity with period certain
                                         .   Life annuity with refund certain
                                         .   Period certain annuity
---------------------------------------------------------------------------------
Variable Immediate Annuity payout        .   Life annuity (not available in
  options (as described in a separate        New York)
  prospectus for this option)            .   Life annuity with period certain
---------------------------------------------------------------------------------

..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. If you choose this payout option and you die before the due date of the second (third, fourth, etc.) annuity payment, then you will only receive one (two, three, etc.) annuity payment.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the annuitant and the joint annuitant. A life annuity with period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

..   PERIOD CERTAIN ANNUITY: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.


The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

PARTIAL ANNUITIZATION

Partial annuitization of nonqualified deferred annuity contracts is permited under certain circumstances. You may choose from the annuity payout options described here, but if you choose a period certain annuity payout, the certain period must be for 10 years or more. We require you to elect partial annuitization on the form we specify. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See "Withdrawing your account value" above. See also the discussion of "Partial annuitization" under "Taxation of nonqualified annuities" in "Tax information."

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the EQUI-VEST(R) Express/SM/ contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your contract's maturity date. Your contract's maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 90th birthday.

                             ACCESSING YOUR MONEY

We will send you a notice with your contract statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within 30 days following your maturity date, your contract will be annuitized automatically.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. Also, in general, the longer the period over which we expect to make payments, the lower will be your payment each year.

The amount of the annuity payments will depend on:

(1)the amount applied to purchase the annuity;

(2)the type of annuity chosen, and whether it is fixed or variable;

(3)in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4)in certain instances, the sex of the annuitant(s).

The amount applied to provide the annuity payments will be (1) the account value for any life annuity form, or (2) the cash value for any annuity certain (an annuity form that does not guarantee payments for a person's lifetime) except that if the period certain is more than five years, the amount applied will be no less than 95% of the account value.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

Please see Appendix IV later in this prospectus for state variations.

                             ACCESSING YOUR MONEY

5. Charges and expenses

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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

..   A mortality and expense risks charge.

..   A charge for other expenses.

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

..   on the last day of the contract year -- an annual administrative charge, if applicable.

..   charge for third-party transfer or exchange.

..   charges for certain optional special services.

..   at the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge.

..   at the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

CHARGES UNDER THE CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is currently equivalent to an annual rate of 0.70% (1.65% maximum) of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is currently equivalent to an annual rate of 0.25% (0.35% maximum) of net assets in each variable investment option.

The combined charge for mortality and expense risks and for other expenses is guaranteed not to exceed a total annual rate of 2.00%.

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. We deduct the charge if your account value on the last business day of the contract year is less than $25,000 under NQ contracts and $20,000 under IRA contracts. If your account value on such date is $25,000 or more for NQ ($20,000 or more for IRA) contracts, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year. The charge is currently $30 for contract years three and later. We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually.

The charge is deducted pro rata from the variable investment options. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals, and as such, will result in a market value adjustment.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(R) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

We impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another

                             CHARGES AND EXPENSES
insurance company. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $65 for each direct transfer or exchange. This charge will never exceed 2% of the amount disbursed or transferred. We will deduct this charge and any withdrawal charge that applies from your account value.

WITHDRAWAL CHARGE

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

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                                                             CONTRACT YEAR
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                                                             1   2   3   4   5   6   7   8+
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Percentage of contribution                                   7%  6%  5%  4%  3%  2%  1%  0%
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For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under most NQ contracts as withdrawn first. See "Tax information" later in this prospectus. In the case of contract surrender, the free withdrawal amount is taken into account when calculating the amount of the withdrawal.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. See "About our fixed maturity options" in "More information" later in this prospectus.

The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

DEATH AND PURCHASE OF ANNUITY. The withdrawal charge does not apply if:

..   the annuitant dies and a death benefit is payable to the beneficiary.

..   we receive a properly completed election form providing for the entire account value to be used to buy a life contingent annuity or a non-life annuity with a period certain for a term of at least ten years.

APPLICABLE ONLY TO CONTRACTS SOLD TO EMPLOYEES OF OCE BUSINESS SERVICES, INC. WHO QUALIFY FOR OCE BUSINESS SERVICES, INC. -- SUPPLEMENTAL INCENTIVE PLAN ("SIP")

No withdrawal charges will apply if the Annuitant has completed at least 6 contract years and has attained age 59 1/2.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

                             CHARGES AND EXPENSES

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum contribution requirements. We also may change the minimum death benefit or offer variable investment options that invest in shares of a Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while the contract is in force and the owner and annuitant are alive. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary.

DEATH BENEFIT

The death benefit is equal to the greater of (i) the account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment and (ii) the "minimum death benefit." The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, and any taxes that apply.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse's contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date that your spouse's contract is issued, and (ii) the "minimum death benefit" as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

HOW WITHDRAWALS AFFECT THE MINIMUM DEATH BENEFIT

Depending upon when and the state where your contract is issued, each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the with- drawal would be $24,000 ($40,000-$16,000). Check with your financial professional.

EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are both the owner and the annuitant and your spouse is the sole primary beneficiary or the joint owner, the contract can be continued as discussed below under "Successor owner and annuitant." Only a spouse who is the sole primary beneficiary can be successor owner/annuitant. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. A beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.

SUCCESSOR OWNER AND ANNUITANT. For all contracts, your spouse can elect upon your death to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse's death.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner and annuitant feature, we will increase the account value to equal your minimum death benefit if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. The minimum death benefit will continue to apply.

WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions, the owner changes after the original owner's death for purposes of receiving federal tax law required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary you name to receive the death benefit upon the annuitant's death your successor owner. If you do not want this beneficiary also to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time while the contract is in force and the owner and annuitant are alive by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

..   the cash value of the contract must be fully paid to the successor owner
    (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

..   the successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin

                           PAYMENT OF DEATH BENEFIT
   within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed under "Beneficiary continuation option" below. The account value must be distributed no later than 5 years after the spouse's death.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account," which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY.

The beneficiary must elect this feature by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2 , if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for traditional IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

..   The minimum death benefit will no longer be in effect.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as the "inherited annuity," may only be elected when the NQ contract owner dies before the date annuity

                           PAYMENT OF DEATH BENEFIT
payments are to begin, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section.

This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

..   The minimum death benefit will no longer be in effect.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary that he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the minimum death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

..   No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

..   If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

..   The account value will not be reset to the death benefit amount.

..   The withdrawal charge schedule and free withdrawal amount on the contract will continue to be applied to any withdrawal or surrender other than scheduled payments.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceeds the free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" earlier in this prospectus.

If a contract is jointly owned:

..   The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

..   If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" above.

..   If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" above.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST(R) Express/SM/ contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA or Roth IRA. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

FATCA


Even though this section in the Prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, FATCA and related rules may require us to document the status of certain contractholders, as well as report contract values and other information for such contractholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this prospectus, or an individual retirement custodial or trusteed account. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the guaranteed minimum death benefit, selection of variable investment options and fixed maturity options and choices of payout options of EQUI-VEST(R) Express/SM/, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include enhanced death benefits. You should consider the potential implication of these Regulations before you make additional contributions to this annuity contract.

TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision

                                TAX INFORMATION
   does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that AXA Equitable cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

                                TAX INFORMATION

Under the beneficiary continuation option the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary, (or joint life expectancies) using an IRS-approved distribution method.

We will report a life-contingent partial annuitization made to an owner under age 59 1/2 as eligible for an exception to the early distribution penalty tax. We may be required to treat a partial annuitization for a period certain of at least 10 years as being subject to the penalty for an owner under age 59 1/2.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account A. If you were treated as the owner, you would be taxed on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account A. Recently, the IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account A, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account A.

INDIVIDUAL RETIREMENT ARRANGEMENTS ("IRAS")

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   traditional IRAs, typically funded on a pre-tax basis, including SEP IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans.

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)"). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as "individual retirement annuities" under Section 408(b) of the Internal Revenue Code. We offer the EQUI-VEST(R) Express/SM/ contract in both traditional IRA and Roth IRA versions.

This prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contracts.

                                TAX INFORMATION

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this prospectus. We do not guarantee or project growth in variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have received an opinion letter from the IRS approving the respective forms of the EQUI-VEST(R) Express/SM/ traditional and Roth IRA contracts for use as a traditional IRA and a Roth IRA, respectively. We may no longer rely on the opinion letter for the Roth IRA. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the EQUI-VEST(R) Express/SM/ traditional and Roth IRA contracts.

AXA Equitable has received opinion letters from the IRS approving the respective forms of the EQUI-VEST(R) Express/SM/ Inherited IRA beneficiary continuation contract for use as a traditional inherited IRA or inherited Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the EQUI-VEST(R) Express/SM/ traditional Inherited IRA and Inherited Roth IRA contracts.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since the contract is no longer available to new purchasers, this cancellation provision is no longer applicable.

You can cancel any version of the EQUI-VEST(R) Express/SM/ IRA contract (traditional IRA or Roth IRA) by following the directions under "Your right to cancel within a certain number of days" in "Contract features and benefits" earlier in this prospectus. You can cancel an EQUI-VEST(R) Express/SM/ Roth IRA contract issued as a result of a full or partial conversion of any EQUI-VEST(R) Express/SM/ traditional IRA contract by following the instructions in the "EQUI-VEST(R) Roth IRA Re-Characterization Form." The form is available from our processing office or your financial professional. If you cancel a traditional IRA, or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Generally, individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2017, after adjustment for cost-of-living changes. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the taxable year in which you reach age 70 1/2 or any taxable year after that.


If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation, or compensation under $5,500, married individuals filing jointly can contribute up to $11,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,500 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $5,500 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is being made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590-A, "Contributions to Individual Retirement Arrangements (IRAs)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.

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ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A TRADITIONAL IRA OR ROTH IRA

Certain lower income individuals may be eligible for a nonrefundable income tax credit for contributions made to a traditional IRA or Roth IRA. Please see the current version of IRS Publication 590-A for details.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($5,500 for 2017 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50-70 1/2 catch-up contributions ($6,500 for 2017). See "Excess contributions" below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" below.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans, also referred to as "governmental employer EDC plans";

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited traditional IRA with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself:
   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax with holding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover:
   You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a 403(b) plan, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distribution is:

..   "a required minimum distribution" after age 70 1/2 or retirement; or

..   one of a series of substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   one of a series of substantially equal periodic payments made for a specified period of 10 years or more; or

..   a hardship withdrawal; or

..   a corrective distribution which fits specified technical tax rules; or

..   a loan that is treated as a distribution; or

..   a death benefit payment to a beneficiary who is not your surviving spouse;
    or

..   a qualified domestic relations order distribution to a beneficiary who is not your current or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the "one-per-year limit" noted later in this section.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of payments" later in this prospectus under "Withdrawals,

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payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the "one-per-year limit." It is the IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spousal beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2;
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publications 590-A and 590-B for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your Individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from "eligible retirement plans" other than traditional IRAs" and "Rollover and direct transfer contributions to traditional IRAs" above.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457 plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457 plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten- year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY

Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. You can direct AXA Equitable to make a distribution directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. Since an IRA owner is responsible for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing

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with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return.

REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTION. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of receiving annuity payments.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2 have this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 -- April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age
70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. If you do not elect one of these options, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

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If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SUCCESSOR OWNER AND ANNUITANT

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death. The required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   to pay for certain extraordinary medical expenses (special federal income tax definition); or

..   to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   to pay certain first-time home buyer expenses (special federal income tax definition); or

..   to pay certain higher education expenses (special federal income tax definition -- there is a $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

ROTH INDIVIDUAL RETIREMENT ANNUITIES ("ROTH IRAS")

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional IRAs."

The EQUI-VEST(R) Express/SM/ Roth IRA contracts are designed to qualify as Roth individual retirement annuities under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion" rollover contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements (or designated Roth accounts under defined contribution plans); or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

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REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2017 after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.


If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach 70 1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, "Contributions to Individual Retirement Arrangements (IRAs)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS? Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFERS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, a 403(b)
    plan, or a governmental employer EDC plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the "one-per-year limit." It is the Roth IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the "one-per-year limit" noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding

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traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12 month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

To recharacterize a contribution you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender and termination of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   Rollovers from a Roth IRA to another Roth IRA;

..   Direct transfers from a Roth IRA to another Roth IRA;

..   "Qualified distributions" from Roth IRAs; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS

Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions)

                                TAX INFORMATION
and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amounts distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- within any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS

Lifetime minimum distribution requirements do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not "excess contributions."

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   we might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   we are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients that are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

                                TAX INFORMATION

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different marital status and number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender, termination, or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

                                TAX INFORMATION

8. More information

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ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account A assets in any investment permitted by applicable law. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account
A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A that is available under the contract invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to limit the number of variable investment options which you may elect;

(4)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(5)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(6)to deregister Separate Account A under the Investment Company Act of 1940;

(7)to restrict or eliminate any voting rights as to Separate Account A; and

(8)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of Separate Account A, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or Online Account Access or from your financial professional.


The rates to maturity for new allocations and the related price per $100 of maturity value are as shown below:



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 FIXED MATURITY
  OPTIONS WITH
   JUNE 15TH
MATURITY DATE OF RATE TO MATURITY AS  PRICE PER $100 OF
 MATURITY YEAR   OF FEBRUARY 15, 2017  MATURITY VALUE
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      2017            3.00%/(1)/           $99.03
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      2018            3.00%/(1)/           $96.15
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      2019            3.00%/(1)/           $93.35
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 FIXED MATURITY
  OPTIONS WITH
   JUNE 15TH
MATURITY DATE OF RATE TO MATURITY AS  PRICE PER $100 OF
 MATURITY YEAR   OF FEBRUARY 15, 2017  MATURITY VALUE
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      2020            3.00%/(1)/           $90.62
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      2021            3.00%/(1)/           $87.98
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      2022            3.00%/(1)/           $85.42
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      2023            3.00%/(1)/           $82.93
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      2024            3.00%/(1)/           $80.51
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      2025            3.00%/(1)/           $78.16
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      2026              3.05%              $75.55
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(1)Since these rates to maturity are 3%, no amounts could have been allocated to these options.


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1)We determine the market adjusted amount on the date of the withdrawal as follows:

   (a)we determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

   (b)we determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

   (c)we determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

   (d)we determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)We determine the fixed maturity amount as of the current date.

(3)We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

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YOUR MARKET ADJUSTED AMOUNT IS THE PRESENT VALUE OF THE MATURITY VALUE DISCOUNTED AT THE RATE TO MATURITY IN EFFECT FOR NEW CONTRIBUTIONS TO THAT SAME FIXED MATURITY OPTION ON THE DATE OF THE CALCULATION.
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If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "non-unitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business

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expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, TRADITIONAL IRA, AND ROTH IRA CONTRACTS

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a bank checking or savings account, money market checking or savings account, or credit union checking or savings account and contributed as an additional contribution into an NQ, traditional IRA, or Roth IRA contract on a monthly basis. Contributions to all forms of IRAs are subject to the limitations and requirements discussed in "Tax information" earlier in this prospectus.

AIP additional contributions may be allocated to any of the variable investment options but not the fixed maturity options. Our minimum contribution amount requirement is $20. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

PAYROLL DEDUCTION PROGRAM. You can authorize your employer to remit your NQ, traditional IRA and Roth IRA contributions to us if your employer has a payroll deduction program. Those contributions are still your contributions, not your employer's.

WIRE TRANSFERS. You may also send your contributions by wire transfer from your bank.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 PM, Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   If a fixed maturity option is scheduled to mature on June 15th and
    June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

..   For general dollar-cost averaging, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

..   Quarterly rebalancing will be processed on a calendar year basis.
    Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

..   Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

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..   the formal approval of independent auditors selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.

FIDUCIARY RULE

In 2016, the Department of Labor issued a final rule that significantly expands the definition of "investment advice" and increases the circumstances in which companies and broker-dealers, insurance agencies and other financial institutions that sell our products could be deemed a fiduciary when providing investment advice with respect to plans under the Employee Retirement Income Security Act of 1974 ("ERISA") or individual retirement accounts ("IRAs"). It is not yet certain how, if at all, the implementation of this rule will change our business, results of operations or financial condition. The Department of Labor also introduced amendments to longstanding exemptions from the prohibited transaction provisions under ERISA that would increase fiduciary requirements in connection with transactions involving ERISA plans, plan participants and IRAs, and that would apply more onerous disclosure and contract requirements to such transactions. The Department of Labor has delayed the rule's implementation. If the rule does take effect, it may be necessary for us to change sales representative and/or broker compensation, limit the assistance or advice provided to owners of our annuities, or otherwise change the manner of design and sales support of the annuities at that time. These changes could have an adverse impact on the level and type of services provided and compliance with the rule could also increase our overall operational costs for providing some of the services currently provided. Further, these changes may lead to greater exposure to legal claims in certain circumstances, including an increased risk of Department of Labor enforcement actions, and an increased risk of litigation, including class-actions.


STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

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The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling (800) 628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus. We may refuse to process a change of ownership of an NQ contract to an entity without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

You cannot assign or transfer ownership of a traditional IRA or Roth IRA contract except by surrender to us.

You cannot assign your contract as collateral or security for a loan. Loans are also not available under your contract. For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this prospectus. You may direct the transfer of the values under your traditional IRA or Roth IRA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge if one applies.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.5% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other

                               MORE INFORMATION
companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. Contribution-based compensation will generally not exceed 6.5% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 0.60% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2016) received additional payments. These additional payments ranged from $1,472.14 to $5,557,015.32. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable

                               MORE INFORMATION
contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services

AXIO

BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
Capital Investment Group


Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
CFD Investments, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Farmer's Financial Solution
First Allied Securities Inc.


First Tennessee Brokerage Inc.


Girard Securities, Inc.

Gradient Securities, LLC

H.D. Vest Investment Securities, Inc.
Harbour Investments

Hilltop Securities

Independent Financial Group, LLC


Investors Capital Corporation
Janney Montgomery Scott LLC

Kestra Investments, LLC

Key Investment Services LLC

Ladenburg Thalmann Advisor Network, LLC

Legend Equities
Lincoln Financial Advisors Corp.
Lincoln Financial Services Corp
Lincoln Investment Planning
LPL Financial Corporation
Lucia Securities, LLC


Merrill Lynch Life Agency, Inc.
MetLife Securities, Inc.
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Corporation

Parkland Securities, LLC (part of Sigma)
PlanMember

PNC Investments
Primerica Financial Services
Questar Capital Corporation
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation


SIGMA Financial Corporation


Signator Investors, Inc.


Summit Brokerage Services, Inc.
SunTrust Investments


The Advisor Group


U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors
VSR Financial Services Inc.
Wells Fargo Wealth Brokerage Insurance Agency

                               MORE INFORMATION

9. Incorporation of certain documents by reference

--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2016 (the "Annual Report") is considered to be part of this prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa.com.

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

Appendix I: QP IRA contracts

--------------------------------------------------------------------------------

The following provides information on the features and benefits of QP IRA contracts that are different than the features and benefits described in the prospectus for traditional IRA contracts under EQUI-VEST(R) Express/SM/. QP IRA contracts are not available to new purchasers and this information is applicable to existing contract holders only.

------------------------------------------------------------------------
 FEATURES AND BENEFITS          AVAILABILITY OR VARIATION
------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS         .   Rollovers from an eligible
                                    retirement plan (a qualified plan,
                                    403(b) plan or governmental
                                    employer Section 457(b) plan.
                                .   Rollovers from a TSA.
                                .   The QP IRA contract is intended to
                                    be a conduit IRA to be used
                                    primarily for rollover
                                    contributions from a qualified plan
                                    or TSA, although we accept regular
                                    IRA contributions. Limits are
                                    described earlier in this
                                    prospectus under "Traditional
                                    individual retirement annuities
                                    (traditional IRAs)".
------------------------------------------------------------------------

MINIMUM CONTRIBUTIONS           $50 each rollover amount.
------------------------------------------------------------------------

LIMITATIONS ON CONTRIBUTIONS    Rollover contributions after age 70 1/2
                                must be net of required minimum
                                distributions.
------------------------------------------------------------------------

TAXATION OF PAYMENTS            The QP IRA is used as a conduit IRA so
FEDERAL INCOME TAX WITHHOLDING  that amounts are not commingled. If you are eligible for ten year averaging and
                                long term capital gains treatment of
                                distributions from a qualified plan,
                                you may be able to preserve such
                                treatment even though an eligible
                                rollover from a qualified plan is
                                temporarily rolled into a conduit IRA,
                                such as a QP IRA, before rolling it
                                back into a qualified plan. See your
                                tax adviser.
------------------------------------------------------------------------

                         APPENDIX I: QP IRA CONTRACTS

Appendix II: Condensed financial information

--------------------------------------------------------------------------------


The following table shows the unit values and the number of outstanding units for each variable investment option on the last business day of the periods shown. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.95%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2016.



------------------------------------------------------------------------------------------------------------------------
                                                                  FOR YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2007    2008    2009    2010    2011    2012    2013    2014    2015    2016
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.58 $ 71.93 $ 93.26 $103.94 $103.23 $119.36 $158.82 $178.72 $177.87 $193.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       5       4       4       4       4       4       4       4       3
------------------------------------------------------------------------------------------------------------------------
ALL ASSET AGGRESSIVE-ALT 25
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $107.82 $109.26 $103.48 $113.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.59 $119.11 $113.86 $126.30 $142.77 $144.80 $137.74 $149.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       5       7       8       8       8       7       6
------------------------------------------------------------------------------------------------------------------------
ALL ASSET MODERATE GROWTH-ALT 15
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $104.29 $105.81 $100.90 $108.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       2
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 96.47 $100.47 $ 99.44 $101.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      13      14      25
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $119.87 $108.98 $125.72 $163.97 $176.71 $169.58 $201.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       2       2       1      --      --
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $115.48 $110.10 $125.21 $162.39 $181.10 $180.03 $197.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3       3       3       2       1       1
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $123.93 $109.80 $125.56 $170.86 $176.10 $165.53 $197.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       2       1       1      --      --
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $159.02 $ 95.77 $120.75 $135.24 $123.91 $140.12 $175.48 $182.01 $177.12 $190.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       111     143     164     138     125     113     102      94      86      77
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $103.52 $116.54 $120.51 $118.60 $124.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       1       2       2
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.31 $106.04 $115.36 $122.57 $123.71 $128.14 $132.43 $134.60 $133.00 $135.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        40      60      73      85      88      75      68      63      49      48
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.95%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2016. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                  FOR YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2007    2008    2009    2010    2011    2012    2013    2014    2015    2016
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $102.89 $112.63 $115.82 $114.19 $118.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       3       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $101.58 $105.02 $106.73 $105.54 $107.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       3       3
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $128.07 $102.21 $115.84 $125.14 $123.08 $130.90 $142.93 $146.05 $143.72 $149.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        64      67      61      55      55      51      48      43      36      33
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $364.95 $154.17 $229.15 $252.98 $219.72 $254.59 $303.51 $305.70 $297.56 $307.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       118     110     107      95      79      66      55      46      40      36
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $194.70 $106.34 $142.55 $154.22 $126.89 $146.18 $170.16 $158.03 $149.73 $148.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        49      54      59      54      44      36      29      49      43      37
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $111.65 $ 92.83 $107.21 $128.61 $119.17 $115.20 $113.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       2       2       1       1
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $174.45 $ 98.49 $127.07 $133.50 $110.86 $128.98 $152.45 $140.17 $134.44 $134.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       183     157     136     119     102      84      69      59      54      49
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.24 $ 67.73 $ 84.87 $ 95.99 $ 91.05 $103.70 $135.12 $149.39 $148.53 $161.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      11      10      10       9       7       6      11      10       9
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $101.62 $ 62.17 $ 83.04 $ 94.14 $ 89.84 $101.21 $135.72 $149.34 $153.89 $160.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       103      93      85      73      73      63      53     159     138     118
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $147.02 $ 82.53 $ 98.45 $109.88 $103.32 $118.56 $155.57 $172.94 $164.42 $187.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       494     392     331     280     242     202     173     178     155     136
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $177.39 $106.19 $142.89 $173.32 $155.49 $182.70 $240.82 $264.46 $252.68 $294.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       161     126     178     142     121     100      85      72      64      57
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.78 $100.83 $116.86 $127.22 $123.00 $132.55 $148.51 $151.55 $148.79 $155.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       285     305     300     302     265     215     192     176     161     142
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $104.13 $120.56 $125.39 $123.22 $130.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.95%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2016. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                  FOR YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2007    2008    2009    2010    2011    2012    2013    2014    2015    2016
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $150.97 $102.01 $123.23 $136.16 $128.19 $141.60 $168.01 $172.68 $168.83 $179.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       385     436     440     418     378     332     292     250     220     199
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $103.46 $119.05 $123.56 $121.63 $125.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       3       3       3
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $189.90 $104.09 $139.89 $184.64 $181.70 $208.02 $284.71 $292.09 $280.89 $313.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       126     112      96      82      71      62      54      49      41      38
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.78 $ 71.55 $ 99.44 $115.52 $107.71 $128.48 $176.99 $181.96 $182.52 $182.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        33      30      40      53      61      61      58      49      40      33
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.55 $ 71.30 $ 92.18 $101.62 $100.74 $110.98 $125.95 $132.49 $127.25 $139.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        82      76      68      51      48      43      41      36      36      31
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.06 $ 64.68 $ 82.15 $101.11 $ 90.56 $104.79 $141.88 $143.51 $132.86 $164.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       6       6       7       8       7       6       5       4       4
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 95.40 $ 59.64 $ 75.88 $ 82.97 $ 78.53 $ 89.24 $108.97 $113.85 $109.61 $118.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        34      53      47      42      36      33      31      29      25      22
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $162.79 $ 84.94 $132.14 $173.16 $158.31 $170.53 $234.01 $230.15 $215.44 $204.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        20      36      43      48      44      36      29      24      20      18
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $139.93 $ 93.01 $119.53 $128.12 $130.55 $145.58 $183.52 $196.00 $216.51 $229.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      21      25      23      19      16      13       9       8      10
------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.96 $ 66.20 $ 82.04 $ 90.96 $ 86.08 $ 97.37 $124.68 $135.47 $130.99 $146.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        25      22      18      15      13      11       9       8       7       6
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.91 $ 63.84 $ 82.22 $ 87.95 $ 79.89 $ 94.43 $118.73 $118.90 $114.66 $119.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        25      23      22      18      17      15      13      11      10       8
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $127.51 $ 96.61 $104.93 $110.82 $115.34 $120.33 $118.15 $119.82 $117.92 $120.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       164     133     114     105      96      85      78      68      60      51
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $136.88 $ 78.48 $104.58 $132.24 $110.44 $121.83 $178.33 $172.03 $160.09 $173.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        44      36      34      29      24      20      17      13      11       9
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.95%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2016. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                  FOR YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2007    2008    2009    2010    2011    2012    2013    2014    2015    2016
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $151.05 $ 92.96 $116.40 $143.55 $129.37 $149.63 $211.53 $198.82 $171.06 $212.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        87      71      61      51      42      34      29      24      22      20
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $161.83 $101.69 $131.22 $145.94 $140.07 $157.65 $215.08 $233.71 $217.25 $253.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       155     144     133     130     124     110      92      78      69      63
------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.81 $ 89.06 $ 98.40 $112.77 $111.26 $129.75 $169.32 $182.25 $177.45 $198.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        31      43      40      32      28      29      29      23      19      16
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $136.45 $ 81.55 $106.19 $121.79 $125.47 $145.90 $190.43 $208.45 $210.41 $225.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       117      85      70      60      51      45      42      35      34      31
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.01 $ 59.57 $ 75.72 $ 86.90 $ 86.54 $ 99.08 $130.01 $144.30 $142.85 $158.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       407     358     314     275     238     211     190     167     150     139
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.94 $109.08 $110.95 $116.24 $120.67 $123.30 $120.18 $121.91 $121.28 $121.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       241     184     177     155     132     114     103      88      80      77
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 94.67 $ 90.81 $ 73.62 $ 80.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.46 $ 66.71 $ 83.17 $ 94.23 $ 94.75 $108.14 $140.87 $157.64 $157.37 $173.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       217     198     180     158     144     134     123     111     105      99
------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.91 $102.35 $118.23 $128.38 $128.88 $134.35 $147.69 $148.69 $151.14 $161.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        21      21      17      17      19      17      15      13      11       8
------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $149.22 $102.48 $143.59 $188.65 $180.34 $210.50 $290.06 $296.11 $276.59 $337.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        71      83      83      85      82      70      62      54      48      38
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.23 $114.15 $115.29 $121.40 $125.54 $128.97 $124.53 $124.45 $118.58 $118.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        42      74      67      71      68      69      56      48      41      33
------------------------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $101.55 $102.50 $ 98.39 $108.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       3       2
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $137.83 $141.43 $136.90 $141.32 $147.40 $147.42 $143.62 $144.44 $143.68 $142.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        98      95      74      63      61      48      41      36      32      33
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.95%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2016. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                  FOR YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2007    2008    2009    2010    2011    2012    2013    2014    2015    2016
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $158.09 $ 77.16 $ 97.14 $101.23 $ 88.04 $101.39 $121.99 $112.50 $109.05 $110.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       268     253     213     182     159     136     120     104      95      85
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.92 $ 72.40 $ 92.08 $105.09 $102.02 $119.67 $160.06 $172.67 $160.44 $186.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        21      19      18      20      19      17      18      33      26      22
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.88 $ 71.51 $ 93.71 $104.26 $ 97.87 $112.50 $151.31 $171.42 $165.91 $199.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        20      17      16      17      15      12      10      10      10      12
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.24 $ 50.65 $ 68.33 $ 78.48 $ 79.57 $ 90.42 $118.66 $131.91 $137.01 $144.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       149     128     117     100      86      80      73      68      59      54
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.01 $ 45.03 $ 53.14 $ 60.34 $ 59.57 $ 68.79 $ 89.66 $100.02 $ 94.68 $109.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        21      19      20      17      32      27      25      26      27      27
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $165.15 $ 97.69 $132.80 $151.19 $133.71 $158.53 $178.45 $167.91 $166.64 $168.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        20      25      29      29      29      24      21      17      14      12
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $141.16 $ 70.91 $ 95.71 $119.21 $115.24 $133.63 $175.49 $189.45 $182.28 $216.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       202     182     155     127     108      93      82      69      62      57
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.91 $120.26 $119.11 $117.99 $116.87 $115.76 $114.66 $113.57 $112.49 $111.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       232     292     209     179     170     139     116      90      76      75
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.30 $ 68.26 $ 93.72 $106.93 $ 96.78 $115.39 $144.39 $145.58 $148.78 $147.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        13      13      20      27      26      23      21      19      17      16
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 90.96 $ 97.19 $ 93.99 $102.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       5       6       6
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.36 $103.94 $111.20 $111.07 $109.80 $110.38 $109.42 $108.29 $106.96 $108.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        97     157     195     189     152     130     112      92      74      62
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $141.55 $131.03 $137.65 $144.86 $145.24 $147.68 $142.93 $145.68 $144.63 $144.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       111      91     107      93      83      71      60      53      46      41
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $161.42 $105.32 $131.57 $163.97 $155.93 $178.44 $242.95 $252.31 $238.49 $284.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        51      48      50      42      37      32      28      25      21      19
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.95%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2016. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------
                                                                  FOR YEARS ENDING DECEMBER 31
                                         ------------------------------------------------------------------------------
                                          2007    2008   2009    2010    2011    2012    2013    2014    2015    2016
-----------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.78 $66.28 $ 93.64 $107.95 $104.85 $123.51 $168.74 $181.57 $198.23 $198.99
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        57     53      57      56      55      50      43      37      36      33
-----------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.75 $79.44 $104.21 $116.71 $112.34 $125.60 $168.61 $191.13 $186.62 $203.60
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11     11       9       8       7       9       8       8       8       6
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --     --      -- $117.72 $113.36 $130.40 $169.14 $187.06 $186.05 $198.53
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --     --      --       6      17      22      23      21      19      16
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --     --      --      -- $ 86.24 $100.96 $132.55 $148.74 $133.29 $149.56
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --     --      --      --       2       5       6       8       7       5
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --     --      -- $109.35 $101.03 $127.93 $129.81 $147.02 $143.08 $144.30
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --     --      --       4      10      12      12      12      10       9
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --     --      --      -- $ 95.23 $110.32 $116.66 $117.39 $112.35 $123.34
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --     --      --      --       1       6      11      13      11       9
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --     --      --      -- $ 87.02 $ 99.33 $116.81 $115.80 $111.70 $109.87
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --     --      --      --       3       7       9       9       9       8
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --     --      -- $114.80 $106.32 $116.49 $148.22 $152.93 $145.00 $162.53
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --     --      --       1       3       3       3       2       2       2
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --     --      -- $124.48 $122.08 $137.43 $186.61 $188.69 $176.17 $195.16
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --     --      --       1       2       1       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --     --      -- $128.71 $115.92 $116.39 $147.29 $130.48 $100.62 $134.10
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --     --      --       3       9       9       8       7       7       7
-----------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --     --      -- $106.36 $110.89 $130.31 $142.63 $143.96 $133.32 $153.43
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --     --      --       7      28      47      52      51      41      37
-----------------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --     --      --      -- $ 89.91 $101.13 $130.16 $139.06 $129.78 $136.41
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --     --      --      --       3      10      11      10       9       8
-----------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                 --     --      --      -- $ 79.30 $ 82.60 $117.29 $118.03 $119.11 $121.42
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --     --      --      --       1       2       2       2       3       3
-----------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.95%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2016. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                  FOR YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2007    2008    2009    2010    2011    2012    2013    2014    2015    2016
------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $113.55 $ 92.18 $111.44 $109.01 $102.97 $ 81.53 $ 97.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      14      29      35      34      34      33      28
------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $111.30 $108.29 $124.34 $157.20 $157.47 $165.83 $170.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       6      17      22      26      27      25      24
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $115.02 $111.18 $130.86 $170.75 $187.25 $185.38 $198.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       3       2       2       2
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $191.33 $200.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $119.20 $119.31 $135.03 $180.18 $197.04 $215.72 $231.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       4       5       5       5       5       5
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $110.94 $117.03 $131.24 $156.27 $174.08 $146.98 $161.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       7      14      14      13       9       8
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.73 $ 49.50 $ 67.31 $ 78.41 $ 72.79 $ 82.34 $111.85 $122.61 $126.29 $129.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        29      27      71     110      84      74      63      53      46      39
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.53 $125.37 $134.50 $141.49 $148.29 $154.92 $149.84 $153.98 $152.71 $155.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       111     100     106     111     115     132     113      96      83      74
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.62 $ 69.08 $ 97.01 $121.92 $111.25 $127.21 $176.62 $183.44 $178.94 $189.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        75      64      60      51      41      36      31      27      24      21
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $140.84 $ 89.32 $127.73 $158.03 $135.66 $154.28 $207.21 $216.20 $202.26 $238.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        56      53      49      46      39      33      26      21      19      16
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $126.63 $ 66.38 $104.17 $121.45 $114.50 $128.64 $172.77 $194.31 $204.58 $220.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        73      65      64      56      45      39      34      31      28      24
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.19 $ 79.32 $ 94.52 $103.67 $ 99.80 $109.58 $123.81 $126.27 $122.68 $128.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       4       4       4       8       8       5       4       3       3
------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.34 $ 74.89 $ 91.39 $101.32 $ 96.44 $107.80 $127.17 $131.04 $127.15 $135.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       6       6       8      10      11      10       9       9       8
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.95%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2016. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------
                                                                FOR YEARS ENDING DECEMBER 31
                                         ---------------------------------------------------------------------------
                                          2007    2008   2009   2010   2011   2012    2013    2014    2015    2016
--------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.31 $72.00 $89.54 $99.98 $94.43 $106.73 $129.25 $133.76 $129.80 $138.89
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      6      6      7      7       6       6       5       5       4
--------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.61 $68.92 $87.22 $97.87 $91.58 $104.71 $129.87 $134.78 $130.53 $140.53
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      5      5      5      5       6       6       6       6       6
--------------------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                                 --     --     --     --     --      --      --      -- $ 91.69 $ 99.45
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --     --     --     --     --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                 --     --     --     -- $83.15 $ 84.92 $ 92.77 $ 74.11 $ 48.72 $ 69.21
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --     --     --     --      3       7       7       8       9      10
--------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

Appendix III: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on June 15, 2017 to a fixed maturity option with a maturity date of June 15, 2025 (eight years later) at a hypothetical rate to maturity of 4.00% (H), resulting in a maturity value of $136,886 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2021./(a)/



-------------------------------------------------------------------------------------------------------------------------
                                                                             HYPOTHETICAL ASSUMED RATE TO MATURITY/(J)/
                                                                              ON JUNE 15, 2021
                                                                             --------------------------------------------
                                                                                2%                   6%
-------------------------------------------------------------------------------------------------------------------------
AS OF JUNE 15, 2021 BEFORE WITHDRAWAL
(1) market adjusted amount/(b)/                                              $126,455             $108,409
-------------------------------------------------------------------------------------------------------------------------
(2) fixed maturity amount/(c)/                                               $116,998             $116,998
-------------------------------------------------------------------------------------------------------------------------
(3) market value adjustment: (1) - (2)                                       $  9,457             $ (8,589)
-------------------------------------------------------------------------------------------------------------------------
ON JUNE 15, 2021 AFTER $50,000 WITHDRAWAL
(4) portion of market value adjustment associated with the withdrawal:
  (3) x [$50,000/(1)],                                                       $  3,739             $ (3,961)
-------------------------------------------------------------------------------------------------------------------------
(5) portion of fixed maturity associated with the withdrawal: $50,000 - (4)  $ 46,261             $ 53,961
-------------------------------------------------------------------------------------------------------------------------
(6) market adjusted amount (1) - $50,000                                     $ 76,455             $ 58,409
-------------------------------------------------------------------------------------------------------------------------
(7) fixed maturity amount: (2) - (5)                                         $ 70,738             $ 63,037
-------------------------------------------------------------------------------------------------------------------------
(8) maturity value/(d)/                                                      $ 82,762             $ 73,752
-------------------------------------------------------------------------------------------------------------------------

You should note that in this example, if a withdrawal is made when rates have increased from 4.00% to 6.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 4.00% to 2.00% (left column), a portion of a positive market value adjustment is realized.

Notes:

(a)Number of days from the withdrawal date to the maturity date = D = 1,461

(b)Market adjusted amount is based on the following calculation:

Maturity value        =               $136,886               where j is either 2% or 6%
----------------------          -----------------------------
(1+j)/(D/365)/                   (1+j)/(1,461/365)/

(c)Fixed maturity amount is based on the following calculation:

Maturity value        =               $136,886
----------------------          -----------------------------
(1+h)/(D/365)/                  (1+0.04)/(1,461/365)/

(d)Maturity value is based on the following calculation:

   Fixed maturity amount x (1+h)/(D/365)/  = ($70,738 or $63,037) x (1+0.04)/(1,461/365)/

                                     III-1

                 APPENDIX III: MARKET VALUE ADJUSTMENT EXAMPLE

Appendix IV: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

STATES WHERE CERTAIN EQUI-VEST(R) EXPRESS/SM/ FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CALIFORNIA   See "Contract features and        If you reside in the state of
             benefits"--"Your right to cancel  California and you are age 60 or within a certain number of days"  older at the time the contract is issued, you may return your
                                               variable annuity contract within
                                               30 days from the date that you
                                               receive it and receive a refund
                                               as described below.

                                               If you allocate your entire
                                               initial contribution to the
                                               EQ/Money Market option, the
                                               amount of your refund will be
                                               equal to your contribution less
                                               interest, unless you make a
                                               transfer, in which case the
                                               amount of your refund will be
                                               equal to your account value on
                                               the date we receive your request
                                               to cancel at our processing
                                               office. This amount could be
                                               less than your initial
                                               contribution. If you allocate
                                               any portion of your initial
                                               contribution to variable
                                               investment options (other than
                                               the EQ/Money Market option)
                                               and/or fixed maturity options,
                                               your refund will be equal to
                                               your account value on the date
                                               we receive your request to
                                               cancel at our processing office.
--------------------------------------------------------------------------------
NEW YORK     See "Selecting an annuity payout  In the second to last paragraph
             option" in "Your annuity payout   in this section, the second line
             option" under "Accessing your     in the paragraph "(1) the amount
             money"                            applied to purchase the
                                               annuity;" is deleted in its
                                               entirety and replaced with the
                                               following:

                                               (1)The amount applied to provide
                                                  the annuity will be: (a) the
                                                  account value for any life
                                                  annuity form or (b) the cash
                                                  value for any period certain
                                                  annuity form except that, if
                                                  the period certain is more
                                                  than five years, the amount
                                                  applied will be no less than
                                                  95% of the account value.
--------------------------------------------------------------------------------
PUERTO RICO  See "Taxation of nonqualified     There are special rules for
             annuities" in "Tax information"   nonqualified contracts issued in
                                               Puerto Rico.

                                               Income from NQ contracts we
                                               issue is U.S. source. A Puerto
                                               Rico resident is subject to U.S.
                                               taxation on such U.S. source
                                               income. Only Puerto Rico source
                                               income of Puerto Rico residents
                                               is excludable from U.S.
                                               taxation. Income from NQ
                                               contracts is also subject to
                                               Puerto Rico tax. The calculation
                                               of the taxable portion of
                                               amounts distributed from a
                                               contract may differ in the two
                                               jurisdictions. Therefore, you
                                               might have to file both U.S. and
                                               Puerto Rico tax returns, showing
                                               different amounts of income from
                                               the contract for each tax
                                               return. Puerto Rico generally
                                               provides a credit against Puerto
                                               Rico tax for U.S. tax paid.
                                               Depending on your personal
                                               situation and the timing of the
                                               different tax liabilities, you
                                               may not be able to take full
                                               advantage of this credit.
                                               We require owners or
                                               beneficiaries of annuity
                                               contracts in Puerto Rico which
                                               are not individuals to document
                                               their status to avoid 30% FATCA
                                               withholding from U.S.-source
                                               income.
--------------------------------------------------------------------------------
WASHINGTON   See "Fixed maturity options" in   The fixed maturity options are
             "Contract features and benefits"  not available in contracts issued on or after August 13,
                                               2001 in Washington.
--------------------------------------------------------------------------------

                                     IV-1

APPENDIX IV: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Calculation of annuity payments                               2

Custodian and independent registered public accounting firm   2

Distribution of the contracts                                 2

Calculating unit values                                       3

Financial Statements                                          3

HOW TO OBTAIN AN EQUI-VEST(R) EXPRESS/SM/ STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call (800) 628-6673 or send this request form to:
  EQUI-VEST(R) Express/SM/
  Processing Office
  AXA Equitable
  P.O. Box 4956
  Syracuse, NY 13221-4956


----------------------------------------------------------------------------------
Please send me an EQUI-VEST(R) Express/SM /Statement of Additional
Information dated May 1, 2017. (Combination variable and fixed deferred annuity)
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                                         #57572

EQUI-VEST(R) Express/SM/ (Series 700)

A combination variable and fixed deferred annuity Contract

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2017



AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R) Express/SM/ (Series 700) dated May 1, 2017. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options, that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, New York, NY 13221-4956), by calling toll free, 1 (800) 628-6673, or by contacting your financial professional.

             TABLE OF CONTENTS

             Who is AXA Equitable?                              2

             Calculation of annuity payments                    2

             Custodian and independent registered public
               accounting firm                                  2

             Distribution of the contracts                      2

             Calculating unit values                            3

             Financial statements                               3


EQUI-VEST(R) is a registered service mark and Express/SM/ is a service mark of
             AXA Equitable Life Insurance Company (AXA Equitable). Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC, 1290
                  Avenue of the Americas, New York, NY 10104


  Copyright 2017 AXA Equitable Life Insurance Company -- All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                  EV Series 700
                                                                         #57572

WHO IS AXA EQUITABLE?

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values and a net investment factor. The annuity unit values used for EQUI-VEST(R) Express/SM/ may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

..   .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

..   .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST(R) Express/SM/ contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected option for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS

To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST(R) Express/SM/ contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2015, the annuity payment due in December 2015 would be $95.19 (the number of units (26.74) times $3.56).

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account A.


The financial statements of the Separate Account at December 31, 2016 and for each of the two years in the period ended December 31, 2016, and the consolidated financial statements of AXA Equitable at December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $0, $0 and $325,380 for each of the years 2016, 2015 and 2014. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $542,160,541 in 2016, $560,399,960 in 2015 and $571,445,806
in 2014. Of these amounts, for each of these three years, AXA Advisors retained $281,641,950, $285,764,982 and $305,637,317, respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $507,645,857 in 2016, $490,800,838 in 2015 and $516,811,792 in 2014, as distributor of certain contracts, including
these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $7,262,669, $0 and $0, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) Express/SM/ may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

                              (   _a    )     -    c
                                   b

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2016............   FSA-3
   Statements of Operations for the Year Ended December 31, 2016......  FSA-50
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2016 and 2015.......................................  FSA-68
   Notes to Financial Statements...................................... FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2016 and 2015............     F-2
   Consolidated Statements of Earnings (Loss), Years Ended
     December 31, 2016, 2015 and 2014.................................     F-3
   Consolidated Statements of Comprehensive Income (Loss), Years
     Ended December 31, 2016, 2015 and 2014...........................     F-4
   Consolidated Statements of Equity, Years Ended December 31, 2016,
     2015 and 2014....................................................     F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2016, 2015 and 2014..............................................     F-6
   Notes to Consolidated Financial Statements.........................     F-8

                                 FSA-1  #345643

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account A of AXA Equitable Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Investment Options constituting Separate Account A of AXA Equitable Life Insurance Company ("AXA Equitable"), indicated in Note 1, as of December 31, 2016, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 17, 2017

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2016



                                                          1290 VT                                        ALL ASSET
                                                          SOCIALLY       ALL ASSET        ALL ASSET       MODERATE
                                                        RESPONSIBLE* AGGRESSIVE-ALT 25* GR0WTH-ALT 20* GROWTH-ALT 15*
                                                        ------------ ------------------ -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $45,623,340     $11,929,009      $59,126,536     $7,992,727
Receivable for policy-related transactions.............      13,800           4,483           25,066          2,424
                                                        -----------     -----------      -----------     ----------
   Total assets........................................  45,637,140      11,933,492       59,151,602      7,995,151
                                                        -----------     -----------      -----------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      13,798           4,483           25,066          2,424
                                                        -----------     -----------      -----------     ----------
   Total liabilities...................................      13,798           4,483           25,066          2,424
                                                        -----------     -----------      -----------     ----------
NET ASSETS............................................. $45,623,342     $11,929,009      $59,126,536     $7,992,727
                                                        ===========     ===========      ===========     ==========

NET ASSETS:
Accumulation unit values............................... $45,604,233     $11,928,755      $59,125,913     $7,992,589
Retained by AXA Equitable in Separate Account A........      19,109             254              623            138
                                                        -----------     -----------      -----------     ----------
TOTAL NET ASSETS....................................... $45,623,342     $11,929,009      $59,126,536     $7,992,727
                                                        ===========     ===========      ===========     ==========

Investments in shares of the Portfolios, at cost....... $39,911,929     $11,664,753      $60,094,381     $7,932,916

                                                                          AMERICAN
                                                                           FUNDS
                                                           AMERICAN      INSURANCE
                                                        CENTURY VP MID SERIES(R) BOND
                                                        CAP VALUE FUND    FUND/SM/
                                                        -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $47,192,999    $36,249,368
Receivable for policy-related transactions.............       98,879         73,785
                                                         -----------    -----------
   Total assets........................................   47,291,878     36,323,153
                                                         -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       98,879         73,785
                                                         -----------    -----------
   Total liabilities...................................       98,879         73,785
                                                         -----------    -----------
NET ASSETS.............................................  $47,192,999    $36,249,368
                                                         ===========    ===========

NET ASSETS:
Accumulation unit values...............................  $47,192,749    $36,249,350
Retained by AXA Equitable in Separate Account A........          250             18
                                                         -----------    -----------
TOTAL NET ASSETS.......................................  $47,192,999    $36,249,368
                                                         ===========    ===========

Investments in shares of the Portfolios, at cost.......  $42,568,718    $37,128,206

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                          AXA 400     AXA 500    AXA 2000       AXA
                                                          MANAGED     MANAGED     MANAGED   AGGRESSIVE   AXA BALANCED
                                                        VOLATILITY* VOLATILITY* VOLATILITY* ALLOCATION*   STRATEGY*
                                                        ----------- ----------- ----------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $12,252,124 $19,421,208 $5,859,784  $610,878,511 $124,934,311
Receivable for shares of the Portfolios sold...........          --          --     39,663            --           --
Receivable for policy-related transactions.............      31,127      63,822         --        68,525        4,728
                                                        ----------- ----------- ----------  ------------ ------------
   Total assets........................................  12,283,251  19,485,030  5,899,447   610,947,036  124,939,039
                                                        ----------- ----------- ----------  ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      31,127      63,822         --        68,525        4,728
Payable for policy-related transactions................          --          --     39,663            --           --
                                                        ----------- ----------- ----------  ------------ ------------
   Total liabilities...................................      31,127      63,822     39,663        68,525        4,728
                                                        ----------- ----------- ----------  ------------ ------------
NET ASSETS............................................. $12,252,124 $19,421,208 $5,859,784  $610,878,511 $124,934,311
                                                        =========== =========== ==========  ============ ============

NET ASSETS:
Accumulation unit values............................... $12,251,267 $19,418,433 $5,859,354  $610,864,749 $124,932,640
Retained by AXA Equitable in Separate Account A........         857       2,775        430        13,762        1,671
                                                        ----------- ----------- ----------  ------------ ------------
TOTAL NET ASSETS....................................... $12,252,124 $19,421,208 $5,859,784  $610,878,511 $124,934,311
                                                        =========== =========== ==========  ============ ============

Investments in shares of the Portfolios, at cost....... $11,621,139 $18,095,441 $5,410,985  $620,563,240 $117,038,701

                                                            AXA
                                                        CONSERVATIVE
                                                        ALLOCATION*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $112,217,485
Receivable for shares of the Portfolios sold...........           --
Receivable for policy-related transactions.............       15,335
                                                        ------------
   Total assets........................................  112,232,820
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       15,335
Payable for policy-related transactions................           --
                                                        ------------
   Total liabilities...................................       15,335
                                                        ------------
NET ASSETS............................................. $112,217,485
                                                        ============

NET ASSETS:
Accumulation unit values............................... $112,214,133
Retained by AXA Equitable in Separate Account A........        3,352
                                                        ------------
TOTAL NET ASSETS....................................... $112,217,485
                                                        ============

Investments in shares of the Portfolios, at cost....... $115,788,631

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                            AXA                        AXA      AXA GLOBAL
                                                        CONSERVATIVE     AXA      CONSERVATIVE-   EQUITY
                                                           GROWTH    CONSERVATIVE     PLUS        MANAGED    AXA GROWTH
                                                         STRATEGY*    STRATEGY*    ALLOCATION*  VOLATILITY*  STRATEGY*
                                                        ------------ ------------ ------------- ------------ ----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $25,591,333   $9,714,205  $206,446,896  $348,761,358 $1,369,888
Receivable for shares of the Portfolios sold...........      36,998       25,585            --        66,006         43
Receivable for policy-related transactions.............          --           --        29,458            --         --
                                                        -----------   ----------  ------------  ------------ ----------
   Total assets........................................  25,628,331    9,739,790   206,476,354   348,827,364  1,369,931
                                                        -----------   ----------  ------------  ------------ ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --           --        29,458            --         --
Payable for policy-related transactions................      36,998       25,509            --        66,006          6
                                                        -----------   ----------  ------------  ------------ ----------
   Total liabilities...................................      36,998       25,509        29,458        66,006          6
                                                        -----------   ----------  ------------  ------------ ----------
NET ASSETS............................................. $25,591,333   $9,714,281  $206,446,896  $348,761,358 $1,369,925
                                                        ===========   ==========  ============  ============ ==========

NET ASSETS:
Accumulation unit values............................... $25,591,290   $9,714,281  $206,424,338  $348,728,162 $1,369,925
Retained by AXA Equitable in Separate Account A........          43           --        22,558        33,196         --
                                                        -----------   ----------  ------------  ------------ ----------
TOTAL NET ASSETS....................................... $25,591,333   $9,714,281  $206,446,896  $348,761,358 $1,369,925
                                                        ===========   ==========  ============  ============ ==========

Investments in shares of the Portfolios, at cost....... $24,659,425   $9,557,542  $213,236,229  $302,863,823 $1,049,191

                                                             AXA
                                                        INTERNATIONAL
                                                        CORE MANAGED
                                                         VOLATILITY*
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $150,483,587
Receivable for shares of the Portfolios sold...........           --
Receivable for policy-related transactions.............       15,310
                                                        ------------
   Total assets........................................  150,498,897
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       15,310
Payable for policy-related transactions................           --
                                                        ------------
   Total liabilities...................................       15,310
                                                        ------------
NET ASSETS............................................. $150,483,587
                                                        ============

NET ASSETS:
Accumulation unit values............................... $150,471,207
Retained by AXA Equitable in Separate Account A........       12,380
                                                        ------------
TOTAL NET ASSETS....................................... $150,483,587
                                                        ============

Investments in shares of the Portfolios, at cost....... $151,997,352

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                             AXA           AXA                    AXA LARGE CAP
                                                        INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH     AXA LARGE CAP
                                                           MANAGED    VALUE MANAGED CORE MANAGED     MANAGED    VALUE MANAGED
                                                         VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                        ------------- ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $8,712,452   $170,186,770   $29,430,509  $631,506,060  $851,565,470
Receivable for shares of the Portfolios sold...........          --         66,805         1,284       187,879       127,784
Receivable for policy-related transactions.............       3,451             --            --            --            --
                                                         ----------   ------------   -----------  ------------  ------------
   Total assets........................................   8,715,903    170,253,575    29,431,793   631,693,939   851,693,254
                                                         ----------   ------------   -----------  ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       3,451             --            --            --            --
Payable for policy related transactions................          --         66,805         1,284       187,879       127,780
                                                         ----------   ------------   -----------  ------------  ------------
   Total liabilities...................................       3,451         66,805         1,284       187,879       127,780
                                                         ----------   ------------   -----------  ------------  ------------
NET ASSETS.............................................  $8,712,452   $170,186,770   $29,430,509  $631,506,060  $851,565,474
                                                         ==========   ============   ===========  ============  ============

NET ASSETS:
Accumulation unit values...............................  $8,711,211   $170,173,104   $29,416,852  $631,454,022  $847,752,566
Contracts in payout (annuitization) period.............          --             --            --            --     3,304,925
Retained by AXA Equitable in Separate Account A........       1,241         13,666        13,657        52,038       507,983
                                                         ----------   ------------   -----------  ------------  ------------
TOTAL NET ASSETS.......................................  $8,712,452   $170,186,770   $29,430,509  $631,506,060  $851,565,474
                                                         ==========   ============   ===========  ============  ============

Investments in shares of the Portfolios, at cost.......  $9,490,874   $166,323,134   $22,817,932  $436,826,200  $544,522,202

                                                         AXA MID CAP
                                                        VALUE MANAGED
                                                         VOLATILITY*
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $505,193,576
Receivable for shares of the Portfolios sold...........      199,363
Receivable for policy-related transactions.............           --
                                                        ------------
   Total assets........................................  505,392,939
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --
Payable for policy related transactions................      199,359
                                                        ------------
   Total liabilities...................................      199,359
                                                        ------------
NET ASSETS............................................. $505,193,580
                                                        ============

NET ASSETS:
Accumulation unit values............................... $505,176,240
Contracts in payout (annuitization) period.............           --
Retained by AXA Equitable in Separate Account A........       17,340
                                                        ------------
TOTAL NET ASSETS....................................... $505,193,580
                                                        ============

Investments in shares of the Portfolios, at cost....... $315,232,177

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                       AXA MODERATE AXA MODERATE-                AXA/AB DYNAMIC
                                                         AXA MODERATE     GROWTH        PLUS       AXA SMARTBETA    MODERATE
                                                         ALLOCATION*    STRATEGY*    ALLOCATION*      EQUITY*       GROWTH*
                                                        -------------- ------------ -------------- ------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $1,609,640,941 $50,659,005  $1,086,655,180   $392,304     $16,586,642
Receivable for shares of the Portfolios sold...........        445,868          --         140,359         --              --
Receivable for policy-related transactions.............             --      94,414              --      1,208          16,691
                                                        -------------- -----------  --------------   --------     -----------
   Total assets........................................  1,610,086,809  50,753,419   1,086,795,539    393,512      16,603,333
                                                        -------------- -----------  --------------   --------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --      94,414              --      1,199          16,691
Payable for policy-related transactions................        119,838          --         140,359         --              --
                                                        -------------- -----------  --------------   --------     -----------
   Total liabilities...................................        119,838      94,414         140,359      1,199          16,691
                                                        -------------- -----------  --------------   --------     -----------
NET ASSETS............................................. $1,609,966,971 $50,659,005  $1,086,655,180   $392,313     $16,586,642
                                                        ============== ===========  ==============   ========     ===========

NET ASSETS:
Accumulation unit values............................... $1,604,200,842 $50,651,193  $1,086,620,331   $392,313     $16,586,584
Contracts in payout (annuitization) period.............      5,766,129          --              --         --              --
Retained by AXA Equitable in Separate Account A........             --       7,812          34,849         --              58
                                                        -------------- -----------  --------------   --------     -----------
TOTAL NET ASSETS....................................... $1,609,966,971 $50,659,005  $1,086,655,180   $392,313     $16,586,642
                                                        ============== ===========  ==============   ========     ===========

Investments in shares of the Portfolios, at cost....... $1,693,924,269 $49,296,072  $1,105,058,990   $387,638     $16,473,723

                                                        AXA/AB SMALL
                                                        CAP GROWTH*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $347,378,918
Receivable for shares of the Portfolios sold...........       74,296
Receivable for policy-related transactions.............           --
                                                        ------------
   Total assets........................................  347,453,214
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --
Payable for policy-related transactions................       74,296
                                                        ------------
   Total liabilities...................................       74,296
                                                        ------------
NET ASSETS............................................. $347,378,918
                                                        ============

NET ASSETS:
Accumulation unit values............................... $345,174,587
Contracts in payout (annuitization) period.............    2,165,886
Retained by AXA Equitable in Separate Account A........       38,445
                                                        ------------
TOTAL NET ASSETS....................................... $347,378,918
                                                        ============

Investments in shares of the Portfolios, at cost....... $336,731,543

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                  AXA/FRANKLIN
                                                                        AXA/DOUBLELINE AXA/FRANKLIN AXA/FRANKLIN   TEMPLETON
                                                        AXA/CLEARBRIDGE OPPORTUNISTIC    BALANCED     SMALL CAP    ALLOCATION
                                                           LARGE CAP      CORE PLUS      MANAGED    VALUE MANAGED   MANAGED
                                                            GROWTH*         BOND*      VOLATILITY*   VOLATILITY*  VOLATILITY*
                                                        --------------- -------------- ------------ ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $152,983,778     $2,603,006   $89,575,944   $19,631,149  $69,579,281
Receivable for shares of the Portfolios sold...........        83,058             --        30,562        38,127           --
Receivable for policy-related transactions.............            --         29,634            --            --       34,595
                                                         ------------     ----------   -----------   -----------  -----------
   Total assets........................................   153,066,836      2,632,640    89,606,506    19,669,276   69,613,876
                                                         ------------     ----------   -----------   -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --         29,567            --            --       34,595
Payable for policy-related transactions................        83,058             --        30,562        38,123           --
                                                         ------------     ----------   -----------   -----------  -----------
   Total liabilities...................................        83,058         29,567        30,562        38,123       34,595
                                                         ------------     ----------   -----------   -----------  -----------
NET ASSETS.............................................  $152,983,778     $2,603,073   $89,575,944   $19,631,153  $69,579,281
                                                         ============     ==========   ===========   ===========  ===========

NET ASSETS:
Accumulation unit values...............................  $152,942,475     $2,603,073   $89,564,668   $19,631,153  $69,558,335
Retained by AXA Equitable in Separate Account A........        41,303             --        11,276            --       20,946
                                                         ------------     ----------   -----------   -----------  -----------
TOTAL NET ASSETS.......................................  $152,983,778     $2,603,073   $89,575,944   $19,631,153  $69,579,281
                                                         ============     ==========   ===========   ===========  ===========

Investments in shares of the Portfolios, at cost.......  $168,790,122     $2,650,219   $84,232,106   $15,155,899  $62,337,868


                                                        AXA/HORIZON
                                                         SMALL CAP
                                                          VALUE*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $306,561
Receivable for shares of the Portfolios sold...........        --
Receivable for policy-related transactions.............       284
                                                         --------
   Total assets........................................   306,845
                                                         --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       278
Payable for policy-related transactions................        --
                                                         --------
   Total liabilities...................................       278
                                                         --------
NET ASSETS.............................................  $306,567
                                                         ========

NET ASSETS:
Accumulation unit values...............................  $306,567
Retained by AXA Equitable in Separate Account A........        --
                                                         --------
TOTAL NET ASSETS.......................................  $306,567
                                                         ========

Investments in shares of the Portfolios, at cost.......  $293,748

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                 AXA/MUTUAL
                                                                                  LARGE CAP               AXA/TEMPLETON
                                                                     AXA/LOOMIS    EQUITY    AXA/PACIFIC  GLOBAL EQUITY
                                                         AXA/JANUS     SAYLES      MANAGED   GLOBAL SMALL    MANAGED
                                                        ENTERPRISE*   GROWTH*    VOLATILITY*  CAP VALUE*   VOLATILITY*
                                                        ------------ ----------- ----------- ------------ -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $244,984,003 $61,043,883 $26,934,864   $404,077    $43,951,041
Receivable for shares of the Portfolios sold...........       10,341          --       4,831         --         22,540
Receivable for policy-related transactions.............           --      10,188          --        397             --
                                                        ------------ ----------- -----------   --------    -----------
   Total assets........................................  244,994,344  61,054,071  26,939,695    404,474     43,973,581
                                                        ------------ ----------- -----------   --------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --      10,188          --        395             --
Payable for policy related transactions................       10,341          --       4,831         --         22,540
                                                        ------------ ----------- -----------   --------    -----------
   Total liabilities...................................       10,341      10,188       4,831        395         22,540
                                                        ------------ ----------- -----------   --------    -----------
NET ASSETS............................................. $244,984,003 $61,043,883 $26,934,864   $404,079    $43,951,041
                                                        ============ =========== ===========   ========    ===========

NET ASSETS:
Accumulation unit values............................... $244,983,228 $61,039,091 $26,930,295   $404,079    $43,936,088
Retained by AXA Equitable in Separate Account A........          775       4,792       4,569         --         14,953
                                                        ------------ ----------- -----------   --------    -----------
TOTAL NET ASSETS....................................... $244,984,003 $61,043,883 $26,934,864   $404,079    $43,951,041
                                                        ============ =========== ===========   ========    ===========

Investments in shares of the Portfolios, at cost....... $276,012,316 $60,577,808 $20,327,509   $345,880    $39,322,433


                                                         CHARTER/SM/
                                                        INTERNATIONAL
                                                          MODERATE*
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $50,522
Receivable for shares of the Portfolios sold...........         --
Receivable for policy-related transactions.............         16
                                                           -------
   Total assets........................................     50,538
                                                           -------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         14
Payable for policy related transactions................         --
                                                           -------
   Total liabilities...................................         14
                                                           -------
NET ASSETS.............................................    $50,524
                                                           =======

NET ASSETS:
Accumulation unit values...............................    $50,524
Retained by AXA Equitable in Separate Account A........         --
                                                           -------
TOTAL NET ASSETS.......................................    $50,524
                                                           =======

Investments in shares of the Portfolios, at cost.......    $51,381

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                        CHARTER/SM/                   CHARTER/SM/ CHARTER/SM/  EQ/BLACKROCK
                                                        MULTI-SECTOR CHARTER/SM/ REAL SMALL CAP    SMALL CAP   BASIC VALUE
                                                           BOND*        ASSETS*        GROWTH*       VALUE*      EQUITY*
                                                        ------------ --------------   ----------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $87,469,289     $170,159      $40,462,098 $117,415,211 $759,184,930
Receivable for shares of the Portfolios sold...........      62,368           --           94,588       26,950       11,695
Receivable for policy-related transactions.............          --           46               --           --           --
                                                        -----------     --------      ----------- ------------ ------------
   Total assets........................................  87,531,657      170,205       40,556,686  117,442,161  759,196,625
                                                        -----------     --------      ----------- ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --           43               --           --           --
Payable for policy-related transactions................      62,368           --           94,588       26,946       11,688
                                                        -----------     --------      ----------- ------------ ------------
   Total liabilities...................................      62,368           43           94,588       26,946       11,688
                                                        -----------     --------      ----------- ------------ ------------
NET ASSETS............................................. $87,469,289     $170,162      $40,462,098 $117,415,215 $759,184,937
                                                        ===========     ========      =========== ============ ============

NET ASSETS:
Accumulation unit values............................... $87,046,108     $170,162      $40,272,405 $117,210,197 $759,183,384
Contracts in payout (annuitization) period.............     290,951           --               --           --           --
Retained by AXA Equitable in Separate Account A........     132,230           --          189,693      205,018        1,553
                                                        -----------     --------      ----------- ------------ ------------
TOTAL NET ASSETS....................................... $87,469,289     $170,162      $40,462,098 $117,415,215 $759,184,937
                                                        ===========     ========      =========== ============ ============

Investments in shares of the Portfolios, at cost....... $96,754,865     $171,868      $36,502,404 $ 85,653,256 $585,669,736

                                                          EQ/BOSTON
                                                           ADVISORS
                                                        EQUITY INCOME*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $107,753,143
Receivable for shares of the Portfolios sold...........         1,290
Receivable for policy-related transactions.............            --
                                                         ------------
   Total assets........................................   107,754,433
                                                         ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --
Payable for policy-related transactions................         1,290
                                                         ------------
   Total liabilities...................................         1,290
                                                         ------------
NET ASSETS.............................................  $107,753,143
                                                         ============

NET ASSETS:
Accumulation unit values...............................  $107,750,870
Contracts in payout (annuitization) period.............            --
Retained by AXA Equitable in Separate Account A........         2,273
                                                         ------------
TOTAL NET ASSETS.......................................  $107,753,143
                                                         ============

Investments in shares of the Portfolios, at cost.......  $118,027,090

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                         EQ/CAPITAL                              EQ/EMERGING
                                                          GUARDIAN     EQ/COMMON    EQ/CORE BOND   MARKETS    EQ/EQUITY 500
                                                         RESEARCH*    STOCK INDEX*     INDEX*    EQUITY PLUS*    INDEX*
                                                        ------------ -------------- ------------ ------------ --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $194,101,285 $2,212,348,094 $114,334,250  $5,741,763  $1,322,901,221
Receivable for shares of the Portfolios sold...........      131,212        442,364           --          --              --
Receivable for policy-related transactions.............           --             --       21,142      10,743         243,552
                                                        ------------ -------------- ------------  ----------  --------------
   Total assets........................................  194,232,497  2,212,790,458  114,355,392   5,752,506   1,323,144,773
                                                        ------------ -------------- ------------  ----------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --             --       21,142      10,743         243,552
Payable for policy-related transactions................      131,208        683,760           --          --              --
                                                        ------------ -------------- ------------  ----------  --------------
   Total liabilities...................................      131,208        683,760       21,142      10,743         243,552
                                                        ------------ -------------- ------------  ----------  --------------
NET ASSETS............................................. $194,101,289 $2,212,106,698 $114,334,250  $5,741,763  $1,322,901,221
                                                        ============ ============== ============  ==========  ==============

NET ASSETS:
Accumulation unit values............................... $194,060,686 $2,199,198,152 $114,324,021  $5,741,286  $1,318,846,521
Contracts in payout (annuitization) period.............           --     12,383,780           --          --       3,729,575
Retained by AXA Equitable in Separate Account A........       40,603        524,766       10,229         477         325,125
                                                        ------------ -------------- ------------  ----------  --------------
TOTAL NET ASSETS....................................... $194,101,289 $2,212,106,698 $114,334,250  $5,741,763  $1,322,901,221
                                                        ============ ============== ============  ==========  ==============

Investments in shares of the Portfolios, at cost....... $123,631,285 $1,489,527,747 $116,731,424  $5,852,608  $1,036,177,343

                                                          EQ/GAMCO
                                                         MERGERS AND
                                                        ACQUISITIONS*
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $17,663,930
Receivable for shares of the Portfolios sold...........           --
Receivable for policy-related transactions.............       18,460
                                                         -----------
   Total assets........................................   17,682,390
                                                         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       18,460
Payable for policy-related transactions................           --
                                                         -----------
   Total liabilities...................................       18,460
                                                         -----------
NET ASSETS.............................................  $17,663,930
                                                         ===========

NET ASSETS:
Accumulation unit values...............................  $17,652,670
Contracts in payout (annuitization) period.............           --
Retained by AXA Equitable in Separate Account A........       11,260
                                                         -----------
TOTAL NET ASSETS.......................................  $17,663,930
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $17,750,259

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                          EQ/GAMCO                              EQ/INTERMEDIATE
                                                        SMALL COMPANY EQ/GLOBAL   EQ/HIGH YIELD   GOVERNMENT    EQ/INTERNATIONAL
                                                           VALUE*     BOND PLUS*      BOND*          BOND*       EQUITY INDEX*
                                                        ------------- ----------- ------------- --------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $878,471,150  $54,209,532  $8,520,864     $58,311,525     $345,971,275
Receivable for shares of the Portfolios sold...........           --           --          --              --            9,096
Receivable for policy-related transactions.............      284,409          982       4,641           8,990               --
                                                        ------------  -----------  ----------     -----------     ------------
   Total assets........................................  878,755,559   54,210,514   8,525,505      58,320,515      345,980,371
                                                        ------------  -----------  ----------     -----------     ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      284,409          982       2,857           8,955               --
Payable for policy-related transactions................           --           --          --              --            2,703
                                                        ------------  -----------  ----------     -----------     ------------
   Total liabilities...................................      284,409          982       2,857           8,955            2,703
                                                        ------------  -----------  ----------     -----------     ------------
NET ASSETS............................................. $878,471,150  $54,209,532  $8,522,648     $58,311,560     $345,977,668
                                                        ============  ===========  ==========     ===========     ============

NET ASSETS:
Accumulation unit values............................... $878,427,885  $54,197,938  $8,522,648     $57,994,158     $344,698,792
Contracts in payout (annuitization) period.............           --           --          --         249,248        1,278,876
Retained by AXA Equitable in Separate Account A........       43,265       11,594          --          68,154               --
                                                        ------------  -----------  ----------     -----------     ------------
TOTAL NET ASSETS....................................... $878,471,150  $54,209,532  $8,522,648     $58,311,560     $345,977,668
                                                        ============  ===========  ==========     ===========     ============

Investments in shares of the Portfolios, at cost....... $758,016,526  $59,077,498  $8,684,398     $58,178,060     $381,384,521

                                                         EQ/INVESCO
                                                         COMSTOCK*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $117,520,669
Receivable for shares of the Portfolios sold...........       54,163
Receivable for policy-related transactions.............           --
                                                        ------------
   Total assets........................................  117,574,832
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --
Payable for policy-related transactions................       54,163
                                                        ------------
   Total liabilities...................................       54,163
                                                        ------------
NET ASSETS............................................. $117,520,669
                                                        ============

NET ASSETS:
Accumulation unit values............................... $117,507,292
Contracts in payout (annuitization) period.............           --
Retained by AXA Equitable in Separate Account A........       13,377
                                                        ------------
TOTAL NET ASSETS....................................... $117,520,669
                                                        ============

Investments in shares of the Portfolios, at cost....... $100,477,382

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                         EQ/JPMORGAN                                 EQ/MFS
                                                            VALUE      EQ/LARGE CAP  EQ/LARGE CAP INTERNATIONAL  EQ/MID CAP
                                                        OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*    GROWTH*       INDEX*
                                                        -------------- ------------- ------------ ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $92,233,271   $214,009,628  $78,419,503  $104,476,975  $562,443,000
Receivable for shares of the Portfolios sold...........           --             --       89,156            --            --
Receivable for policy-related transactions.............       72,009         29,806           --        23,564       154,699
                                                         -----------   ------------  -----------  ------------  ------------
   Total assets........................................   92,305,280    214,039,434   78,508,659   104,500,539   562,597,699
                                                         -----------   ------------  -----------  ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       72,009         29,806           --        23,564       154,699
Payable for policy-related transactions................           --             --       89,156            --            --
                                                         -----------   ------------  -----------  ------------  ------------
   Total liabilities...................................       72,009         29,806       89,156        23,564       154,699
                                                         -----------   ------------  -----------  ------------  ------------
NET ASSETS.............................................  $92,233,271   $214,009,628  $78,419,503  $104,476,975  $562,443,000
                                                         ===========   ============  ===========  ============  ============

NET ASSETS:
Accumulation unit values...............................  $92,187,979   $214,004,665  $78,416,710  $104,465,799  $562,440,448
Contracts in payout (annuitization) period.............           --             --           --            --            --
Retained by AXA Equitable in Separate Account A........       45,292          4,963        2,793        11,176         2,552
                                                         -----------   ------------  -----------  ------------  ------------
TOTAL NET ASSETS.......................................  $92,233,271   $214,009,628  $78,419,503  $104,476,975  $562,443,000
                                                         ===========   ============  ===========  ============  ============

Investments in shares of the Portfolios, at cost.......  $71,374,391   $214,654,218  $71,188,725  $108,384,667  $422,310,872

                                                         EQ/MONEY
                                                         MARKET*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $76,813,703
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............     150,131
                                                        -----------
   Total assets........................................  76,963,834
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........     150,097
Payable for policy-related transactions................          --
                                                        -----------
   Total liabilities...................................     150,097
                                                        -----------
NET ASSETS............................................. $76,813,737
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $76,067,810
Contracts in payout (annuitization) period.............     310,912
Retained by AXA Equitable in Separate Account A........     435,015
                                                        -----------
TOTAL NET ASSETS....................................... $76,813,737
                                                        ===========

Investments in shares of the Portfolios, at cost....... $76,819,822

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                        EQ/PIMCO
                                                        EQ/OPPENHEIMER GLOBAL REAL EQ/PIMCO ULTRA EQ/QUALITY     EQ/SMALL
                                                           GLOBAL*       RETURN*    SHORT BOND*   BOND PLUS*  COMPANY INDEX*
                                                        -------------- ----------- -------------- ----------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $123,212,542  $24,961,642  $83,756,387   $85,026,350  $277,603,906
Receivable for shares of the Portfolios sold...........            --           --        8,352        32,873            --
Receivable for policy-related transactions.............        31,037       49,742           --            --        17,879
                                                         ------------  -----------  -----------   -----------  ------------
   Total assets........................................   123,243,579   25,011,384   83,764,739    85,059,223   277,621,785
                                                         ------------  -----------  -----------   -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        31,037       45,959           --            --        17,879
Payable for policy-related transactions................            --           --        8,352        32,873            --
                                                         ------------  -----------  -----------   -----------  ------------
   Total liabilities...................................        31,037       45,959        8,352        32,873        17,879
                                                         ------------  -----------  -----------   -----------  ------------
NET ASSETS.............................................  $123,212,542  $24,965,425  $83,756,387   $85,026,350  $277,603,906
                                                         ============  ===========  ===========   ===========  ============

NET ASSETS:
Accumulation unit values...............................  $123,212,435  $24,965,425  $83,743,931   $84,412,817  $277,464,263
Contracts in payout (annuitization) period.............            --           --           --       496,305            --
Retained by AXA Equitable in Separate Account A........           107           --       12,456       117,228       139,643
                                                         ------------  -----------  -----------   -----------  ------------
TOTAL NET ASSETS.......................................  $123,212,542  $24,965,425  $83,756,387   $85,026,350  $277,603,906
                                                         ============  ===========  ===========   ===========  ============

Investments in shares of the Portfolios, at cost.......  $117,875,250  $25,143,401  $84,134,330   $89,933,768  $263,667,397

                                                         EQ/T. ROWE
                                                        PRICE GROWTH
                                                           STOCK*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $427,482,798
Receivable for shares of the Portfolios sold...........      102,528
Receivable for policy-related transactions.............           --
                                                        ------------
   Total assets........................................  427,585,326
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --
Payable for policy-related transactions................      102,349
                                                        ------------
   Total liabilities...................................      102,349
                                                        ------------
NET ASSETS............................................. $427,482,977
                                                        ============

NET ASSETS:
Accumulation unit values............................... $427,482,977
Contracts in payout (annuitization) period.............           --
Retained by AXA Equitable in Separate Account A........           --
                                                        ------------
TOTAL NET ASSETS....................................... $427,482,977
                                                        ============

Investments in shares of the Portfolios, at cost....... $364,926,345

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                      FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                        EQ/UBS GROWTH  CONTRAFUND(R)   EQUITY-INCOME      MID CAP
                                                          & INCOME*      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                        ------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $34,164,191   $349,178,854     $10,327,819     $39,627,325
Receivable for policy-related transactions.............        4,494        199,027             738          31,846
                                                         -----------   ------------     -----------     -----------
   Total assets........................................   34,168,685    349,377,881      10,328,557      39,659,171
                                                         -----------   ------------     -----------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        4,494        199,027             738          31,846
                                                         -----------   ------------     -----------     -----------
   Total liabilities...................................        4,494        199,027             738          31,846
                                                         -----------   ------------     -----------     -----------
NET ASSETS.............................................  $34,164,191   $349,178,854     $10,327,819     $39,627,325
                                                         ===========   ============     ===========     ===========

NET ASSETS:
Accumulation unit values...............................  $34,162,601   $349,167,288     $10,325,355     $39,627,232
Retained by AXA Equitable in Separate Account A........        1,590         11,566           2,464              93
                                                         -----------   ------------     -----------     -----------
TOTAL NET ASSETS.......................................  $34,164,191   $349,178,854     $10,327,819     $39,627,325
                                                         ===========   ============     ===========     ===========

Investments in shares of the Portfolios, at cost.......  $34,995,249   $344,131,509     $10,354,082     $39,345,157

                                                        GOLDMAN SACHS INVESCO V.I.
                                                         VIT MID CAP   DIVERSIFIED
                                                         VALUE FUND   DIVIDEND FUND
                                                        ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $50,335,496   $28,771,274
Receivable for policy-related transactions.............       20,798        78,000
                                                         -----------   -----------
   Total assets........................................   50,356,294    28,849,274
                                                         -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       20,798        77,997
                                                         -----------   -----------
   Total liabilities...................................       20,798        77,997
                                                         -----------   -----------
NET ASSETS.............................................  $50,335,496   $28,771,277
                                                         ===========   ===========

NET ASSETS:
Accumulation unit values...............................  $50,335,337   $28,770,295
Retained by AXA Equitable in Separate Account A........          159           982
                                                         -----------   -----------
TOTAL NET ASSETS.......................................  $50,335,496   $28,771,277
                                                         ===========   ===========

Investments in shares of the Portfolios, at cost.......  $52,508,555   $26,421,953

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                        INVESCO V.I.                 INVESCO V.I.  INVESCO V.I. MID INVESCO V.I.
                                                        GLOBAL REAL   INVESCO V.I.   INTERNATIONAL     CAP CORE      SMALL CAP
                                                        ESTATE FUND  HIGH YIELD FUND  GROWTH FUND    EQUITY FUND    EQUITY FUND
                                                        ------------ --------------- ------------- ---------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $77,853,087    $34,050,959    $61,123,634    $18,352,990    $ 9,537,247
Receivable for policy-related transactions.............      82,437         26,866         23,884         10,746          4,124
                                                        -----------    -----------    -----------    -----------    -----------
   Total assets........................................  77,935,524     34,077,825     61,147,518     18,363,736      9,541,371
                                                        -----------    -----------    -----------    -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      82,437         26,866         23,884         10,746          4,124
                                                        -----------    -----------    -----------    -----------    -----------
   Total liabilities...................................      82,437         26,866         23,884         10,746          4,124
                                                        -----------    -----------    -----------    -----------    -----------
NET ASSETS............................................. $77,853,087    $34,050,959    $61,123,634    $18,352,990    $ 9,537,247
                                                        ===========    ===========    ===========    ===========    ===========

NET ASSETS:
Accumulation unit values............................... $77,850,914    $34,050,702    $61,123,096    $18,351,098    $ 9,534,651
Retained by AXA Equitable in Separate Account A........       2,173            257            538          1,892          2,596
                                                        -----------    -----------    -----------    -----------    -----------
TOTAL NET ASSETS....................................... $77,853,087    $34,050,959    $61,123,634    $18,352,990    $ 9,537,247
                                                        ===========    ===========    ===========    ===========    ===========

Investments in shares of the Portfolios, at cost....... $81,291,888    $34,853,724    $64,020,479    $19,445,123    $10,648,211


                                                        IVY VIP ENERGY
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $60,338,654
Receivable for policy-related transactions.............      179,326
                                                         -----------
   Total assets........................................   60,517,980
                                                         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      179,326
                                                         -----------
   Total liabilities...................................      179,326
                                                         -----------
NET ASSETS.............................................  $60,338,654
                                                         ===========

NET ASSETS:
Accumulation unit values...............................  $60,337,108
Retained by AXA Equitable in Separate Account A........        1,546
                                                         -----------
TOTAL NET ASSETS.......................................  $60,338,654
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $54,523,499

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                       LAZARD
                                                                                                     RETIREMENT      MFS(R)
                                                                                                      EMERGING    INTERNATIONAL
                                                        IVY VIP HIGH IVY VIP MID CAP IVY VIP SMALL MARKETS EQUITY     VALUE
                                                           INCOME        GROWTH       CAP GROWTH     PORTFOLIO      PORTFOLIO
                                                        ------------ --------------- ------------- -------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $195,046,703  $104,334,136    $19,352,678   $166,179,697  $296,022,459
Receivable for shares of the Portfolios sold...........           --            --        182,241             --            --
Receivable for policy-related transactions.............       58,772        66,598             --         74,427       317,207
                                                        ------------  ------------    -----------   ------------  ------------
   Total assets........................................  195,105,475   104,400,734     19,534,919    166,254,124   296,339,666
                                                        ------------  ------------    -----------   ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       58,772        66,598             --         74,427       317,177
Payable for policy-related transactions................           --            --        182,241             --            --
                                                        ------------  ------------    -----------   ------------  ------------
   Total liabilities...................................       58,772        66,598        182,241         74,427       317,177
                                                        ------------  ------------    -----------   ------------  ------------
NET ASSETS............................................. $195,046,703  $104,334,136    $19,352,678   $166,179,697  $296,022,489
                                                        ============  ============    ===========   ============  ============

NET ASSETS:
Accumulation unit values............................... $195,046,485  $104,333,508    $19,347,002   $166,159,781  $296,022,446
Retained by AXA Equitable in Separate Account A........          218           628          5,676         19,916            43
                                                        ------------  ------------    -----------   ------------  ------------
TOTAL NET ASSETS....................................... $195,046,703  $104,334,136    $19,352,678   $166,179,697  $296,022,489
                                                        ============  ============    ===========   ============  ============

Investments in shares of the Portfolios, at cost....... $201,366,278  $110,087,868    $20,497,110   $172,706,504  $294,222,620



                                                        MFS(R) INVESTORS
                                                          TRUST SERIES
                                                        ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $13,353,176
Receivable for shares of the Portfolios sold...........            --
Receivable for policy-related transactions.............         4,806
                                                          -----------
   Total assets........................................    13,357,982
                                                          -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         4,806
Payable for policy-related transactions................            --
                                                          -----------
   Total liabilities...................................         4,806
                                                          -----------
NET ASSETS.............................................   $13,353,176
                                                          ===========

NET ASSETS:
Accumulation unit values...............................   $13,353,034
Retained by AXA Equitable in Separate Account A........           142
                                                          -----------
TOTAL NET ASSETS.......................................   $13,353,176
                                                          ===========

Investments in shares of the Portfolios, at cost.......   $14,298,071

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                           MFS(R)
                                                        MASSACHUSETTS
                                                          INVESTORS     MFS(R)                     MULTIMANAGER
                                                        GROWTH STOCK  TECHNOLOGY  MFS(R) UTILITIES  AGGRESSIVE  MULTIMANAGER
                                                          PORTFOLIO   PORTFOLIO        SERIES        EQUITY*     CORE BOND*
                                                        ------------- ----------- ---------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $13,608,879  $74,592,679   $ 96,899,625   $556,447,272 $116,536,939
Receivable for shares of the Portfolios sold...........           --           --             --        429,487       29,196
Receivable for policy-related transactions.............        3,656       15,261         53,831             --           --
                                                         -----------  -----------   ------------   ------------ ------------
   Total assets........................................   13,612,535   74,607,940     96,953,456    556,876,759  116,566,135
                                                         -----------  -----------   ------------   ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        3,656       15,261         53,831             --           --
Payable for policy-related transactions................           --           --             --        373,892       29,192
                                                         -----------  -----------   ------------   ------------ ------------
   Total liabilities...................................        3,656       15,261         53,831        373,892       29,192
                                                         -----------  -----------   ------------   ------------ ------------
NET ASSETS.............................................  $13,608,879  $74,592,679   $ 96,899,625   $556,502,867 $116,536,943
                                                         ===========  ===========   ============   ============ ============

NET ASSETS:
Accumulation unit values...............................  $13,608,738  $74,585,530   $ 96,898,612   $555,452,297 $116,521,512
Contracts in payout (annuitization) period.............           --           --             --        895,397           --
Retained by AXA Equitable in Separate Account A........          141        7,149          1,013        155,173       15,431
                                                         -----------  -----------   ------------   ------------ ------------
TOTAL NET ASSETS.......................................  $13,608,879  $74,592,679   $ 96,899,625   $556,502,867 $116,536,943
                                                         ===========  ===========   ============   ============ ============

Investments in shares of the Portfolios, at cost.......  $15,186,635  $69,306,251   $111,568,557   $372,414,816 $120,027,945


                                                        MULTIMANAGER
                                                          MID CAP
                                                          GROWTH*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $69,570,476
Receivable for shares of the Portfolios sold...........      43,188
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  69,613,664
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................      43,188
                                                        -----------
   Total liabilities...................................      43,188
                                                        -----------
NET ASSETS............................................. $69,570,476
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $69,549,472
Contracts in payout (annuitization) period.............          --
Retained by AXA Equitable in Separate Account A........      21,004
                                                        -----------
TOTAL NET ASSETS....................................... $69,570,476
                                                        ===========

Investments in shares of the Portfolios, at cost....... $76,296,268

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                    PIMCO
                                                                                                COMMODITYREAL
                                                                                    OPPENHEIMER   RETURN(R)
                                                         MULTIMANAGER  MULTIMANAGER MAIN STREET   STRATEGY    TARGET 2015
                                                        MID CAP VALUE* TECHNOLOGY*  FUND(R)/VA    PORTFOLIO   ALLOCATION*
                                                        -------------- ------------ ----------- ------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $57,202,080   $144,911,175 $4,187,339   $7,015,589   $22,286,376
Receivable for shares of the Portfolios sold...........        5,087         10,334         --           --            --
Receivable for policy-related transactions.............           --             --      8,584        9,958         4,197
                                                         -----------   ------------ ----------   ----------   -----------
   Total assets........................................   57,207,167    144,921,509  4,195,923    7,025,547    22,290,573
                                                         -----------   ------------ ----------   ----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --             --      8,584        9,874         4,197
Payable for policy-related transactions................        5,087         10,334         --           --            --
                                                         -----------   ------------ ----------   ----------   -----------
   Total liabilities...................................        5,087         10,334      8,584        9,874         4,197
                                                         -----------   ------------ ----------   ----------   -----------
NET ASSETS.............................................  $57,202,080   $144,911,175 $4,187,339   $7,015,673   $22,286,376
                                                         ===========   ============ ==========   ==========   ===========

NET ASSETS:
Accumulation unit values...............................  $57,174,634   $144,841,032 $4,187,107   $7,011,333   $22,284,852
Retained by AXA Equitable in Separate Account A........       27,446         70,143        232        4,340         1,524
                                                         -----------   ------------ ----------   ----------   -----------
TOTAL NET ASSETS.......................................  $57,202,080   $144,911,175 $4,187,339   $7,015,673   $22,286,376
                                                         ===========   ============ ==========   ==========   ===========

Investments in shares of the Portfolios, at cost.......  $41,398,316   $135,141,159 $4,354,019   $8,299,409   $23,972,301



                                                        TARGET 2025
                                                        ALLOCATION*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $60,165,747
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............      17,828
                                                        -----------
   Total assets........................................  60,183,575
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      17,828
Payable for policy-related transactions................          --
                                                        -----------
   Total liabilities...................................      17,828
                                                        -----------
NET ASSETS............................................. $60,165,747
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $60,163,990
Retained by AXA Equitable in Separate Account A........       1,757
                                                        -----------
TOTAL NET ASSETS....................................... $60,165,747
                                                        ===========

Investments in shares of the Portfolios, at cost....... $59,521,647

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                             TEMPLETON  VANECK VIP
                                                        TARGET 2035 TARGET 2045 TARGET 2055 GLOBAL BOND GLOBAL HARD
                                                        ALLOCATION* ALLOCATION* ALLOCATION*  VIP FUND   ASSETS FUND
                                                        ----------- ----------- ----------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $60,699,986 $52,168,691 $3,225,979  $56,676,955 $25,817,573
Receivable for shares of the Portfolios sold...........          --      77,725         --           --          --
Receivable for policy-related transactions.............      21,191          --      7,994       54,181      31,601
                                                        ----------- ----------- ----------  ----------- -----------
   Total assets........................................  60,721,177  52,246,416  3,233,973   56,731,136  25,849,174
                                                        ----------- ----------- ----------  ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      21,191          --      7,994       54,181      31,601
Payable for policy related transactions................          --      77,725         --           --          --
                                                        ----------- ----------- ----------  ----------- -----------
   Total liabilities...................................      21,191      77,725      7,994       54,181      31,601
                                                        ----------- ----------- ----------  ----------- -----------
NET ASSETS............................................. $60,699,986 $52,168,691 $3,225,979  $56,676,955 $25,817,573
                                                        =========== =========== ==========  =========== ===========

NET ASSETS:
Accumulation unit values............................... $60,682,036 $52,165,343 $3,225,976  $56,676,635 $25,817,408
Retained by AXA Equitable in Separate Account A........      17,950       3,348          3          320         165
                                                        ----------- ----------- ----------  ----------- -----------
TOTAL NET ASSETS....................................... $60,699,986 $52,168,691 $3,225,979  $56,676,955 $25,817,573
                                                        =========== =========== ==========  =========== ===========

Investments in shares of the Portfolios, at cost....... $58,808,490 $50,336,456 $3,195,462  $59,217,717 $24,011,141

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                                       PORTFOLIO
                                                        SHARE CLASS** SHARES HELD
                                                      --------------- -----------
1290 VT SOCIALLY RESPONSIBLE.........................       B           3,911,880

ALL ASSET AGGRESSIVE-ALT 25..........................       B             994,133

ALL ASSET GROWTH-ALT 20..............................       B           3,120,788

ALL ASSET MODERATE GROWTH-ALT 15.....................       B             720,327

AMERICAN CENTURY VP MID CAP VALUE FUND...............    CLASS II       2,233,459

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.....    CLASS 4        3,387,791

AXA 400 MANAGED VOLATILITY...........................       B             573,191

AXA 500 MANAGED VOLATILITY...........................       B             952,012

AXA 2000 MANAGED VOLATILITY..........................       B             292,490

AXA AGGRESSIVE ALLOCATION............................       B          57,879,010

AXA BALANCED STRATEGY................................       A              13,021
AXA BALANCED STRATEGY................................       B           8,643,992

AXA CONSERVATIVE ALLOCATION..........................       B          12,003,401

AXA CONSERVATIVE GROWTH STRATEGY.....................       B           1,878,169

AXA CONSERVATIVE STRATEGY............................       B             814,747

AXA CONSERVATIVE-PLUS ALLOCATION.....................       B          21,582,918

AXA GLOBAL EQUITY MANAGED VOLATILITY.................       B          23,299,137

AXA GROWTH STRATEGY..................................       A              83,510

AXA INTERNATIONAL CORE MANAGED VOLATILITY............       B          16,504,296

AXA INTERNATIONAL MANAGED VOLATILITY.................       B             761,116

AXA INTERNATIONAL VALUE MANAGED VOLATILITY...........       B          14,743,662

AXA LARGE CAP CORE MANAGED VOLATILITY................       B           3,017,434

AXA LARGE CAP GROWTH MANAGED VOLATILITY..............       B          23,246,013

AXA LARGE CAP VALUE MANAGED VOLATILITY...............       A          44,658,644
AXA LARGE CAP VALUE MANAGED VOLATILITY...............       B           5,612,577

AXA MID CAP VALUE MANAGED VOLATILITY.................       B          29,708,811

AXA MODERATE ALLOCATION..............................       A          83,755,051
AXA MODERATE ALLOCATION..............................       B          34,965,504

AXA MODERATE GROWTH STRATEGY.........................       B           3,228,619

AXA MODERATE-PLUS ALLOCATION.........................       B         102,650,816

AXA SMARTBETA EQUITY.................................       B              35,161

AXA/AB DYNAMIC MODERATE GROWTH.......................       B           1,398,632

AXA/AB SMALL CAP GROWTH..............................       A          15,771,347
AXA/AB SMALL CAP GROWTH..............................       B           3,652,203

AXA/CLEARBRIDGE LARGE CAP GROWTH.....................       B          14,614,269

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND..........       B             265,257

AXA/FRANKLIN BALANCED MANAGED VOLATILITY.............       B           8,480,855

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......       B           1,132,636

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.       B           6,571,254

AXA/HORIZON SMALL CAP VALUE..........................       B              31,146

AXA/JANUS ENTERPRISE.................................       B          15,775,561

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                 PORTFOLIO
                                                  SHARE CLASS** SHARES HELD
                                                --------------- -----------
AXA/LOOMIS SAYLES GROWTH.......................        B         9,323,835

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.        B         1,957,071

AXA/PACIFIC GLOBAL SMALL CAP VALUE.............        B            44,031

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.        B         3,758,243

CHARTER/SM/ INTERNATIONAL MODERATE.............        B             5,557

CHARTER/SM/ MULTI-SECTOR BOND..................        A        16,229,874
CHARTER/SM/ MULTI-SECTOR BOND..................        B         6,878,717

CHARTER/SM/ REAL ASSETS........................        B            18,722

CHARTER/SM/ SMALL CAP GROWTH...................        B         3,369,332

CHARTER/SM/ SMALL CAP VALUE....................        B         7,167,938

EQ/BLACKROCK BASIC VALUE EQUITY................        B        32,699,885

EQ/BOSTON ADVISORS EQUITY INCOME...............        B        18,620,171

EQ/CAPITAL GUARDIAN RESEARCH...................        B         8,557,993

EQ/COMMON STOCK INDEX..........................        A        72,610,554
EQ/COMMON STOCK INDEX..........................        B         5,118,072

EQ/CORE BOND INDEX.............................        B        11,589,484

EQ/EMERGING MARKETS EQUITY PLUS................        B           717,035

EQ/EQUITY 500 INDEX............................        A        26,746,472
EQ/EQUITY 500 INDEX............................        B         8,757,698

EQ/GAMCO MERGERS AND ACQUISITIONS..............        B         1,370,947

EQ/GAMCO SMALL COMPANY VALUE...................        B        14,981,283

EQ/GLOBAL BOND PLUS............................        B         6,228,951

EQ/HIGH YIELD BOND.............................        B           894,155

EQ/INTERMEDIATE GOVERNMENT BOND................        A         4,272,534
EQ/INTERMEDIATE GOVERNMENT BOND................        B         1,434,102

EQ/INTERNATIONAL EQUITY INDEX..................        A        37,505,448
EQ/INTERNATIONAL EQUITY INDEX..................        B         3,897,986

EQ/INVESCO COMSTOCK............................        B         7,422,366

EQ/JPMORGAN VALUE OPPORTUNITIES................        B         4,957,728

EQ/LARGE CAP GROWTH INDEX......................        B        18,634,339

EQ/LARGE CAP VALUE INDEX.......................        B         9,118,413

EQ/MFS INTERNATIONAL GROWTH....................        B        15,867,912

EQ/MID CAP INDEX...............................        B        38,956,010

EQ/MONEY MARKET................................        A        43,340,001
EQ/MONEY MARKET................................        B        33,452,490

EQ/OPPENHEIMER GLOBAL..........................        B         8,433,257

EQ/PIMCO GLOBAL REAL RETURN....................        B         2,576,724

EQ/PIMCO ULTRA SHORT BOND......................        A            10,723
EQ/PIMCO ULTRA SHORT BOND......................        B         8,463,541

EQ/QUALITY BOND PLUS...........................        A         7,572,725
EQ/QUALITY BOND PLUS...........................        B         2,483,817

EQ/SMALL COMPANY INDEX.........................        B        24,429,444

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                        PORTFOLIO
                                                         SHARE CLASS** SHARES HELD
                                                       --------------- -----------
EQ/T. ROWE PRICE GROWTH STOCK.........................        B        11,249,710

EQ/UBS GROWTH & INCOME................................        B         3,833,165

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO............... SERVICE CLASS 2 10,760,519

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO............... SERVICE CLASS 2    481,259

FIDELITY(R) VIP MID CAP PORTFOLIO..................... SERVICE CLASS 2  1,199,737

GOLDMAN SACHS VIT MID CAP VALUE FUND.................. SERVICE SHARES   3,097,569

INVESCO V.I. DIVERSIFIED DIVIDEND FUND................    SERIES II     1,096,884

INVESCO V.I. GLOBAL REAL ESTATE FUND..................    SERIES II     4,961,956

INVESCO V.I. HIGH YIELD FUND..........................    SERIES II     6,352,791

INVESCO V.I. INTERNATIONAL GROWTH FUND................    SERIES II     1,884,206

INVESCO V.I. MID CAP CORE EQUITY FUND.................    SERIES II     1,455,431

INVESCO V.I. SMALL CAP EQUITY FUND....................    SERIES II       542,506

IVY VIP ENERGY........................................  COMMON SHARES   8,909,362

IVY VIP HIGH INCOME...................................  COMMON SHARES  54,061,006

IVY VIP MID CAP GROWTH................................  COMMON SHARES  11,055,038

IVY VIP SMALL CAP GROWTH..............................  COMMON SHARES   1,997,696

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO... SERVICE SHARES   8,853,473

MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  SERVICE CLASS  13,316,350

MFS(R) INVESTORS TRUST SERIES.........................  SERVICE CLASS     528,211

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  SERVICE CLASS     894,732

MFS(R) TECHNOLOGY PORTFOLIO...........................  SERVICE CLASS   5,915,359

MFS(R) UTILITIES SERIES...............................  SERVICE CLASS   3,674,616

MULTIMANAGER AGGRESSIVE EQUITY........................        A        11,322,849
MULTIMANAGER AGGRESSIVE EQUITY........................        B           470,719

MULTIMANAGER CORE BOND................................        B        11,892,299

MULTIMANAGER MID CAP GROWTH...........................        B         8,254,046

MULTIMANAGER MID CAP VALUE............................        B         3,731,761

MULTIMANAGER TECHNOLOGY...............................        B         7,171,619

OPPENHEIMER MAIN STREET FUND(R)/VA....................  SERVICE CLASS     148,910

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......  ADVISOR CLASS     882,464

TARGET 2015 ALLOCATION................................        B         2,577,711

TARGET 2025 ALLOCATION................................        B         6,032,371

TARGET 2035 ALLOCATION................................        B         5,960,016

TARGET 2045 ALLOCATION................................        B         5,165,224

TARGET 2055 ALLOCATION................................        B           344,608

TEMPLETON GLOBAL BOND VIP FUND........................     CLASS 2      3,487,813

VANECK VIP GLOBAL HARD ASSETS FUND.................... CLASS S SHARES   1,106,625

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016


The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                        -------- --------------- ---------- -----------
1290 VT SOCIALLY RESPONSIBLE...........  0.00%         B          $110.51         1
1290 VT SOCIALLY RESPONSIBLE...........  0.40%         B          $168.29         4
1290 VT SOCIALLY RESPONSIBLE...........  0.50%         B          $144.44         1
1290 VT SOCIALLY RESPONSIBLE...........  0.70%         B          $157.85         2
1290 VT SOCIALLY RESPONSIBLE...........  0.90%         B          $152.42         9
1290 VT SOCIALLY RESPONSIBLE...........  0.95%         B          $193.72         3
1290 VT SOCIALLY RESPONSIBLE...........  1.00%         B          $149.78        --
1290 VT SOCIALLY RESPONSIBLE...........  1.10%         B          $147.17         3
1290 VT SOCIALLY RESPONSIBLE...........  1.20%         B          $144.59        72
1290 VT SOCIALLY RESPONSIBLE...........  1.25%         B          $144.48         4
1290 VT SOCIALLY RESPONSIBLE...........  1.30%         B          $158.82        --
1290 VT SOCIALLY RESPONSIBLE...........  1.34%         B          $141.08       220
1290 VT SOCIALLY RESPONSIBLE...........  1.45%         B          $179.33        --

ALL ASSET AGGRESSIVE-ALT 25............  0.50%         B          $114.94         2
ALL ASSET AGGRESSIVE-ALT 25............  0.70%         B          $114.10         1
ALL ASSET AGGRESSIVE-ALT 25............  0.90%         B          $113.27         5
ALL ASSET AGGRESSIVE-ALT 25............  0.95%         B          $113.06        --
ALL ASSET AGGRESSIVE-ALT 25............  1.00%         B          $112.85        --
ALL ASSET AGGRESSIVE-ALT 25............  1.10%         B          $112.44         1
ALL ASSET AGGRESSIVE-ALT 25............  1.20%         B          $112.02        58
ALL ASSET AGGRESSIVE-ALT 25............  1.25%         B          $111.82         5
ALL ASSET AGGRESSIVE-ALT 25............  1.34%         B          $111.44        34
ALL ASSET AGGRESSIVE-ALT 25............  1.45%         B          $110.99        --

ALL ASSET GROWTH-ALT 20................  0.50%         B          $154.51        --
ALL ASSET GROWTH-ALT 20................  0.70%         B          $152.26        --
ALL ASSET GROWTH-ALT 20................  0.90%         B          $150.03        13
ALL ASSET GROWTH-ALT 20................  0.95%         B          $149.48         6
ALL ASSET GROWTH-ALT 20................  1.00%         B          $148.93         3
ALL ASSET GROWTH-ALT 20................  1.10%         B          $147.84         8
ALL ASSET GROWTH-ALT 20................  1.20%         B          $146.75       211
ALL ASSET GROWTH-ALT 20................  1.25%         B          $146.21        12
ALL ASSET GROWTH-ALT 20................  1.34%         B          $145.24       151
ALL ASSET GROWTH-ALT 20................  1.45%         B          $144.06        --

ALL ASSET MODERATE GROWTH-ALT 15.......  0.50%         B          $110.35        --
ALL ASSET MODERATE GROWTH-ALT 15.......  0.90%         B          $108.74         3
ALL ASSET MODERATE GROWTH-ALT 15.......  0.95%         B          $108.55         2
ALL ASSET MODERATE GROWTH-ALT 15.......  1.00%         B          $108.35        --
ALL ASSET MODERATE GROWTH-ALT 15.......  1.10%         B          $107.95         1
ALL ASSET MODERATE GROWTH-ALT 15.......  1.20%         B          $107.55        37
ALL ASSET MODERATE GROWTH-ALT 15.......  1.25%         B          $107.35         5
ALL ASSET MODERATE GROWTH-ALT 15.......  1.34%         B          $107.00        27
ALL ASSET MODERATE GROWTH-ALT 15.......  1.45%         B          $106.56        --

AMERICAN CENTURY VP MID CAP VALUE FUND.  0.00%      CLASS II      $121.33        --
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.50%      CLASS II      $216.91        10
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.70%      CLASS II      $214.01        --
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.80%      CLASS II      $212.57        --
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.90%      CLASS II      $211.14         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                         UNITS
                                                  CONTRACT                            OUTSTANDING
                                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                  -------- --------------- ---------- -----------
AMERICAN CENTURY VP MID CAP VALUE FUND...........  1.00%      CLASS II      $209.72        --
AMERICAN CENTURY VP MID CAP VALUE FUND...........  1.10%      CLASS II      $208.31         2
AMERICAN CENTURY VP MID CAP VALUE FUND...........  1.20%      CLASS II      $206.90       212

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  0.50%      CLASS 4       $102.94        14
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  0.70%      CLASS 4       $102.19         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  0.80%      CLASS 4       $101.81        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  0.90%      CLASS 4       $101.44        18
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  0.95%      CLASS 4       $101.25        25
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  1.00%      CLASS 4       $101.07         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  1.10%      CLASS 4       $100.70        13
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  1.20%      CLASS 4       $100.33       160
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  1.25%      CLASS 4       $100.14        55
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  1.34%      CLASS 4       $ 99.81        75
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  1.45%      CLASS 4       $ 99.40        --

AXA 400 MANAGED VOLATILITY.......................  0.40%         B          $171.59         3
AXA 400 MANAGED VOLATILITY.......................  0.50%         B          $183.62        --
AXA 400 MANAGED VOLATILITY.......................  0.70%         B          $204.27        --
AXA 400 MANAGED VOLATILITY.......................  0.90%         B          $178.74         1
AXA 400 MANAGED VOLATILITY.......................  0.90%         B          $201.68         2
AXA 400 MANAGED VOLATILITY.......................  0.95%         B          $201.04        --
AXA 400 MANAGED VOLATILITY.......................  1.10%         B          $176.34         2
AXA 400 MANAGED VOLATILITY.......................  1.20%         B          $175.15        27
AXA 400 MANAGED VOLATILITY.......................  1.20%         B          $197.85        --
AXA 400 MANAGED VOLATILITY.......................  1.25%         B          $197.22         3
AXA 400 MANAGED VOLATILITY.......................  1.34%         B          $196.09        28
AXA 400 MANAGED VOLATILITY.......................  1.45%         B          $147.53        --

AXA 500 MANAGED VOLATILITY.......................  0.50%         B          $182.57        --
AXA 500 MANAGED VOLATILITY.......................  0.70%         B          $180.13        --
AXA 500 MANAGED VOLATILITY.......................  0.70%         B          $201.16        --
AXA 500 MANAGED VOLATILITY.......................  0.80%         B          $178.92        --
AXA 500 MANAGED VOLATILITY.......................  0.90%         B          $177.72         3
AXA 500 MANAGED VOLATILITY.......................  0.90%         B          $198.61         2
AXA 500 MANAGED VOLATILITY.......................  0.95%         B          $197.98         1
AXA 500 MANAGED VOLATILITY.......................  1.00%         B          $176.52        --
AXA 500 MANAGED VOLATILITY.......................  1.10%         B          $175.33         3
AXA 500 MANAGED VOLATILITY.......................  1.20%         B          $174.15        47
AXA 500 MANAGED VOLATILITY.......................  1.20%         B          $194.84         3
AXA 500 MANAGED VOLATILITY.......................  1.25%         B          $194.22         8
AXA 500 MANAGED VOLATILITY.......................  1.34%         B          $193.10        37

AXA 2000 MANAGED VOLATILITY......................  0.50%         B          $172.69         1
AXA 2000 MANAGED VOLATILITY......................  0.70%         B          $170.38        --
AXA 2000 MANAGED VOLATILITY......................  0.70%         B          $200.79        --
AXA 2000 MANAGED VOLATILITY......................  0.90%         B          $168.09         1
AXA 2000 MANAGED VOLATILITY......................  0.90%         B          $198.25         1
AXA 2000 MANAGED VOLATILITY......................  0.95%         B          $197.62        --
AXA 2000 MANAGED VOLATILITY......................  1.10%         B          $165.84         2
AXA 2000 MANAGED VOLATILITY......................  1.20%         B          $164.72        16
AXA 2000 MANAGED VOLATILITY......................  1.20%         B          $194.48        --
AXA 2000 MANAGED VOLATILITY......................  1.25%         B          $193.86         1
AXA 2000 MANAGED VOLATILITY......................  1.34%         B          $192.75        11

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
AXA AGGRESSIVE ALLOCATION........  0.50%          B         $202.67         14
AXA AGGRESSIVE ALLOCATION........  0.70%          B         $197.33          8
AXA AGGRESSIVE ALLOCATION........  0.80%          B         $238.31         --
AXA AGGRESSIVE ALLOCATION........  0.90%          B         $192.13        313
AXA AGGRESSIVE ALLOCATION........  0.95%          B         $190.86         77
AXA AGGRESSIVE ALLOCATION........  1.00%          B         $189.59          3
AXA AGGRESSIVE ALLOCATION........  1.10%          B         $187.06        102
AXA AGGRESSIVE ALLOCATION........  1.20%          B         $184.57        974
AXA AGGRESSIVE ALLOCATION........  1.25%          B         $113.42         47
AXA AGGRESSIVE ALLOCATION........  1.30%          B         $127.51         15
AXA AGGRESSIVE ALLOCATION........  1.34%          B         $181.14      1,793
AXA AGGRESSIVE ALLOCATION........  1.35%          B         $180.89          1
AXA AGGRESSIVE ALLOCATION........  1.45%          B         $178.48          1

AXA BALANCED STRATEGY............  1.25%          A         $137.56          1
AXA BALANCED STRATEGY............  0.50%          B         $127.15         10
AXA BALANCED STRATEGY............  0.70%          B         $125.96         --
AXA BALANCED STRATEGY............  0.90%          B         $124.79          8
AXA BALANCED STRATEGY............  0.95%          B         $124.50          2
AXA BALANCED STRATEGY............  1.00%          B         $124.21         --
AXA BALANCED STRATEGY............  1.10%          B         $123.63          3
AXA BALANCED STRATEGY............  1.20%          B         $123.05         64
AXA BALANCED STRATEGY............  1.25%          B         $122.76         41
AXA BALANCED STRATEGY............  1.25%          B         $147.33        104
AXA BALANCED STRATEGY............  1.30%          B         $146.78        582
AXA BALANCED STRATEGY............  1.34%          B         $122.24         65
AXA BALANCED STRATEGY............  1.45%          B         $121.61          1

AXA CONSERVATIVE ALLOCATION......  0.50%          B         $143.99          6
AXA CONSERVATIVE ALLOCATION......  0.70%          B         $140.19          2
AXA CONSERVATIVE ALLOCATION......  0.90%          B         $136.50         58
AXA CONSERVATIVE ALLOCATION......  0.95%          B         $135.59         48
AXA CONSERVATIVE ALLOCATION......  1.00%          B         $134.69         --
AXA CONSERVATIVE ALLOCATION......  1.10%          B         $132.90         35
AXA CONSERVATIVE ALLOCATION......  1.20%          B         $131.13        230
AXA CONSERVATIVE ALLOCATION......  1.25%          B         $112.76        185
AXA CONSERVATIVE ALLOCATION......  1.30%          B         $115.86         14
AXA CONSERVATIVE ALLOCATION......  1.34%          B         $128.69        306
AXA CONSERVATIVE ALLOCATION......  1.35%          B         $128.52         --
AXA CONSERVATIVE ALLOCATION......  1.45%          B         $126.80         --

AXA CONSERVATIVE GROWTH STRATEGY.  0.50%          B         $121.24          3
AXA CONSERVATIVE GROWTH STRATEGY.  0.70%          B         $120.12         --
AXA CONSERVATIVE GROWTH STRATEGY.  0.90%          B         $119.00          2
AXA CONSERVATIVE GROWTH STRATEGY.  0.95%          B         $118.72          2
AXA CONSERVATIVE GROWTH STRATEGY.  1.00%          B         $118.44         --
AXA CONSERVATIVE GROWTH STRATEGY.  1.10%          B         $117.89          4
AXA CONSERVATIVE GROWTH STRATEGY.  1.20%          B         $117.34         35
AXA CONSERVATIVE GROWTH STRATEGY.  1.25%          B         $117.06         53
AXA CONSERVATIVE GROWTH STRATEGY.  1.25%          B         $138.38         24
AXA CONSERVATIVE GROWTH STRATEGY.  1.30%          B         $137.85         54
AXA CONSERVATIVE GROWTH STRATEGY.  1.34%          B         $116.57         27
AXA CONSERVATIVE STRATEGY........  0.50%          B         $109.78          6

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                  UNITS
                                           CONTRACT                            OUTSTANDING
                                           CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                           -------- --------------- ---------- -----------
AXA CONSERVATIVE STRATEGY.................  0.70%          B         $108.76         --
AXA CONSERVATIVE STRATEGY.................  0.90%          B         $107.74          2
AXA CONSERVATIVE STRATEGY.................  0.95%          B         $107.49          3
AXA CONSERVATIVE STRATEGY.................  1.10%          B         $106.74          2
AXA CONSERVATIVE STRATEGY.................  1.20%          B         $106.24         18
AXA CONSERVATIVE STRATEGY.................  1.25%          B         $105.99          9
AXA CONSERVATIVE STRATEGY.................  1.25%          B         $119.86          8
AXA CONSERVATIVE STRATEGY.................  1.30%          B         $119.41         26
AXA CONSERVATIVE STRATEGY.................  1.34%          B         $105.54         13

AXA CONSERVATIVE-PLUS ALLOCATION..........  0.50%          B         $158.32         23
AXA CONSERVATIVE-PLUS ALLOCATION..........  0.70%          B         $154.15          3
AXA CONSERVATIVE-PLUS ALLOCATION..........  0.80%          B         $160.37         --
AXA CONSERVATIVE-PLUS ALLOCATION..........  0.90%          B         $150.09        117
AXA CONSERVATIVE-PLUS ALLOCATION..........  0.95%          B         $149.09         33
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.00%          B         $148.10         --
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.10%          B         $146.13         42
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.20%          B         $144.18        514
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.25%          B         $114.27        137
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.30%          B         $120.25         16
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.34%          B         $141.50        578
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.35%          B         $141.31          1
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.45%          B         $139.42         --

AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.50%          B         $301.70          1
AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.70%          B         $223.86         --
AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.70%          B         $365.87          5
AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.80%          B         $225.37         --
AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.90%          B         $352.51         37
AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.90%          B         $418.11          5
AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.95%          B         $307.94         36
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.00%          B         $346.01         --
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.10%          B         $339.60         10
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.20%          B         $314.74        145
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.20%          B         $333.29         39
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.25%          B         $ 94.95         56
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.30%          B         $129.77          3
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.34%          B         $215.28      1,137
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.34%          B         $348.18         20
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.35%          B         $324.07          2
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.45%          B         $300.37          1

AXA GROWTH STRATEGY.......................  1.10%          A         $155.76          6
AXA GROWTH STRATEGY.......................  1.25%          A         $154.04          3

AXA INTERNATIONAL CORE MANAGED VOLATILITY.  0.40%          B         $ 87.21         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  0.50%          B         $115.94          2
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  0.70%          B         $126.39          3
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  0.80%          B         $171.41         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  0.90%          B         $122.05         52
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  0.95%          B         $148.64         37
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  1.00%          B         $119.93         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  1.10%          B         $117.84         14

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                   UNITS
                                            CONTRACT                            OUTSTANDING
                                            CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                            -------- --------------- ---------- -----------
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.20%          B         $115.78        313
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.25%          B         $ 75.78         29
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.30%          B         $ 87.68          3
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.34%          B         $112.97        864
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.45%          B         $137.71         --

AXA INTERNATIONAL MANAGED VOLATILITY.......  0.50%          B         $109.81         --
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.70%          B         $115.81         --
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.90%          B         $106.89         --
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.90%          B         $114.34          4
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.95%          B         $113.98          1
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.10%          B         $105.45          1
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.20%          B         $104.74         41
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.20%          B         $112.17         --
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.25%          B         $111.81          3
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.34%          B         $111.17         30

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.40%          B         $116.39         38
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.50%          B         $116.76          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.70%          B         $140.16          4
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.80%          B         $174.77         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.90%          B         $135.34         50
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.95%          B         $134.16         49
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.00%          B         $133.00         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.10%          B         $130.68          9
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.20%          B         $128.40        106
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.25%          B         $ 73.67         21
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.30%          B         $ 84.93          4
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.34%          B         $125.28      1,074
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.35%          B         $125.06          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.45%          B         $134.53         --

AXA LARGE CAP CORE MANAGED VOLATILITY......  0.50%          B         $164.52          1
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.70%          B         $168.80         --
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.90%          B         $163.00          7
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.95%          B         $161.58          9
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.00%          B         $160.17         --
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.10%          B         $157.38          2
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.20%          B         $154.64         33
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.25%          B         $138.05          4
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.30%          B         $150.67         --
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.34%          B         $150.88        137
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.45%          B         $147.98         --

AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.50%          B         $114.49          6
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.70%          B         $198.39         10
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.80%          B         $293.31         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.90%          B         $171.14         23
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.90%          B         $191.14         70
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.95%          B         $160.83        118
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.00%          B         $187.62          1
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.10%          B         $184.14         18
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.20%          B         $173.55        265
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.20%          B         $180.73         36

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
AXA LARGE CAP GROWTH MANAGED VOLATILITY.  1.25%          B         $158.75         16
AXA LARGE CAP GROWTH MANAGED VOLATILITY.  1.30%          B         $182.35          6
AXA LARGE CAP GROWTH MANAGED VOLATILITY.  1.34%          B         $263.16      2,019
AXA LARGE CAP GROWTH MANAGED VOLATILITY.  1.35%          B         $175.72          4
AXA LARGE CAP GROWTH MANAGED VOLATILITY.  1.45%          B         $165.63          4

AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.70%          A         $187.43         10
AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.90%          A         $180.99         51
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.20%          A         $171.70         35
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.34%          A         $167.53      4,376
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.35%          A         $167.23         11
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.45%          A         $175.77          5
AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.40%          B         $167.02         23
AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.50%          B         $206.48          4
AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.80%          B         $292.99         --
AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.90%          B         $178.64         28
AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.95%          B         $187.81        136
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.00%          B         $177.85         --
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.10%          B         $172.49          8
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.10%          B         $174.75         --
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.20%          B         $169.48        321
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.20%          B         $171.70          1
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.25%          B         $110.43         23
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.30%          B         $121.52          8

AXA MID CAP VALUE MANAGED VOLATILITY....  0.50%          B         $310.86          2
AXA MID CAP VALUE MANAGED VOLATILITY....  0.70%          B         $244.09          5
AXA MID CAP VALUE MANAGED VOLATILITY....  0.80%          B         $352.40         --
AXA MID CAP VALUE MANAGED VOLATILITY....  0.90%          B         $235.17         31
AXA MID CAP VALUE MANAGED VOLATILITY....  0.90%          B         $291.03         11
AXA MID CAP VALUE MANAGED VOLATILITY....  0.95%          B         $294.51         57
AXA MID CAP VALUE MANAGED VOLATILITY....  1.00%          B         $230.83         --
AXA MID CAP VALUE MANAGED VOLATILITY....  1.10%          B         $226.56          9
AXA MID CAP VALUE MANAGED VOLATILITY....  1.20%          B         $221.67        178
AXA MID CAP VALUE MANAGED VOLATILITY....  1.20%          B         $222.35         21
AXA MID CAP VALUE MANAGED VOLATILITY....  1.25%          B         $141.70         23
AXA MID CAP VALUE MANAGED VOLATILITY....  1.30%          B         $162.11          5
AXA MID CAP VALUE MANAGED VOLATILITY....  1.34%          B         $273.30      1,555
AXA MID CAP VALUE MANAGED VOLATILITY....  1.35%          B         $216.20          3
AXA MID CAP VALUE MANAGED VOLATILITY....  1.45%          B         $211.55          1

AXA MODERATE ALLOCATION.................  0.70%          A         $211.14         15
AXA MODERATE ALLOCATION+................  0.70%          A         $211.42          1
AXA MODERATE ALLOCATION.................  0.90%          A         $248.87        253
AXA MODERATE ALLOCATION+................  0.90%          A         $250.70         26
AXA MODERATE ALLOCATION.................  1.20%          A         $216.17         44
AXA MODERATE ALLOCATION+................  1.34%          A         $ 78.92     10,700
AXA MODERATE ALLOCATION.................  1.35%          A         $251.70        801
AXA MODERATE ALLOCATION.................  1.35%          A         $253.29         15
AXA MODERATE ALLOCATION.................  1.45%          A         $160.53          3
AXA MODERATE ALLOCATION.................  0.40%          B         $122.66         27
AXA MODERATE ALLOCATION.................  0.50%          B         $152.92         87
AXA MODERATE ALLOCATION.................  0.80%          B         $172.06         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                       UNITS
                                CONTRACT                            OUTSTANDING
                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                -------- --------------- ---------- -----------
AXA MODERATE ALLOCATION+.......  0.90%          B         $157.79         12
AXA MODERATE ALLOCATION........  0.90%          B         $174.31         76
AXA MODERATE ALLOCATION........  0.95%          B         $155.28        142
AXA MODERATE ALLOCATION........  1.00%          B         $170.98          3
AXA MODERATE ALLOCATION........  1.10%          B         $151.25        211
AXA MODERATE ALLOCATION........  1.20%          B         $162.63      2,058
AXA MODERATE ALLOCATION........  1.25%          B         $111.41        353
AXA MODERATE ALLOCATION........  1.30%          B         $120.63         92

AXA MODERATE GROWTH STRATEGY...  0.50%          B         $133.44         12
AXA MODERATE GROWTH STRATEGY...  0.70%          B         $132.19          1
AXA MODERATE GROWTH STRATEGY...  0.80%          B         $131.58         --
AXA MODERATE GROWTH STRATEGY...  0.90%          B         $130.96         13
AXA MODERATE GROWTH STRATEGY...  0.95%          B         $130.66          1
AXA MODERATE GROWTH STRATEGY...  1.00%          B         $130.35          1
AXA MODERATE GROWTH STRATEGY...  1.10%          B         $129.74         10
AXA MODERATE GROWTH STRATEGY...  1.20%          B         $129.13        201
AXA MODERATE GROWTH STRATEGY...  1.25%          B         $128.83         62
AXA MODERATE GROWTH STRATEGY...  1.34%          B         $128.29         91
AXA MODERATE GROWTH STRATEGY...  1.45%          B         $127.63         --

AXA MODERATE-PLUS ALLOCATION...  0.50%          B         $190.50          9
AXA MODERATE-PLUS ALLOCATION...  0.70%          B         $185.48         15
AXA MODERATE-PLUS ALLOCATION...  0.80%          B         $203.36         --
AXA MODERATE-PLUS ALLOCATION...  0.90%          B         $180.59        434
AXA MODERATE-PLUS ALLOCATION...  0.95%          B         $179.39        199
AXA MODERATE-PLUS ALLOCATION...  1.00%          B         $178.20          3
AXA MODERATE-PLUS ALLOCATION...  1.10%          B         $175.83        196
AXA MODERATE-PLUS ALLOCATION...  1.20%          B         $173.48      1,719
AXA MODERATE-PLUS ALLOCATION...  1.25%          B         $114.33        167
AXA MODERATE-PLUS ALLOCATION...  1.30%          B         $125.47         87
AXA MODERATE-PLUS ALLOCATION...  1.34%          B         $170.26      3,548
AXA MODERATE-PLUS ALLOCATION...  1.35%          B         $170.03          4
AXA MODERATE-PLUS ALLOCATION...  1.45%          B         $167.76          1

AXA SMARTBETA EQUITY...........  0.50%          B         $101.16         --
AXA SMARTBETA EQUITY...........  0.70%          B         $100.82         --
AXA SMARTBETA EQUITY...........  0.90%          B         $100.49         --
AXA SMARTBETA EQUITY...........  1.00%          B         $100.33         --
AXA SMARTBETA EQUITY...........  1.10%          B         $100.16         --
AXA SMARTBETA EQUITY...........  1.20%          B         $100.00          2
AXA SMARTBETA EQUITY...........  1.25%          B         $ 99.92          1

AXA/AB DYNAMIC MODERATE GROWTH.  0.50%          B         $127.68         --
AXA/AB DYNAMIC MODERATE GROWTH.  0.70%          B         $126.49         --
AXA/AB DYNAMIC MODERATE GROWTH.  0.90%          B         $125.31          4
AXA/AB DYNAMIC MODERATE GROWTH.  0.95%          B         $125.02          3
AXA/AB DYNAMIC MODERATE GROWTH.  1.00%          B         $124.73          1
AXA/AB DYNAMIC MODERATE GROWTH.  1.10%          B         $124.14          7
AXA/AB DYNAMIC MODERATE GROWTH.  1.20%          B         $123.56         75
AXA/AB DYNAMIC MODERATE GROWTH.  1.25%          B         $123.27         18
AXA/AB DYNAMIC MODERATE GROWTH.  1.34%          B         $122.75         26

AXA/AB SMALL CAP GROWTH........  0.70%          A         $304.61          3
AXA/AB SMALL CAP GROWTH........  0.90%          A         $376.97         15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
AXA/AB SMALL CAP GROWTH.........................  1.20%          A         $355.13        10
AXA/AB SMALL CAP GROWTH.........................  1.34%          A         $345.38       787
AXA/AB SMALL CAP GROWTH.........................  1.35%          A         $344.68         3
AXA/AB SMALL CAP GROWTH.........................  1.45%          A         $248.18         1
AXA/AB SMALL CAP GROWTH.........................  0.50%          B         $200.63        14
AXA/AB SMALL CAP GROWTH.........................  0.70%          B         $327.22        --
AXA/AB SMALL CAP GROWTH.........................  0.80%          B         $359.06        --
AXA/AB SMALL CAP GROWTH.........................  0.90%          B         $266.60         4
AXA/AB SMALL CAP GROWTH.........................  0.95%          B         $313.23        38
AXA/AB SMALL CAP GROWTH.........................  1.00%          B         $338.81        --
AXA/AB SMALL CAP GROWTH.........................  1.10%          B         $305.10         6
AXA/AB SMALL CAP GROWTH.........................  1.20%          B         $251.49       149
AXA/AB SMALL CAP GROWTH.........................  1.25%          B         $159.34        37
AXA/AB SMALL CAP GROWTH.........................  1.30%          B         $191.00         4

AXA/CLEARBRIDGE LARGE CAP GROWTH................  0.50%          B         $190.69        --
AXA/CLEARBRIDGE LARGE CAP GROWTH................  0.70%          B         $190.54         5
AXA/CLEARBRIDGE LARGE CAP GROWTH................  0.90%          B         $183.99        34
AXA/CLEARBRIDGE LARGE CAP GROWTH................  0.95%          B         $182.39        33
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.10%          B         $177.65        20
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.20%          B         $174.55        76
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.25%          B         $176.65        68
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.30%          B         $201.85         2
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.34%          B         $170.31       648
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.35%          B         $170.01         1
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.45%          B         $167.04        --

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  0.50%          B         $102.24         3
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  0.70%          B         $101.90        --
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  0.90%          B         $101.57         1
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  1.10%          B         $101.23         1
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  1.20%          B         $101.07        17
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  1.25%          B         $100.98         4

AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  0.40%          B         $130.96        --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  0.50%          B         $145.87        10
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  0.70%          B         $142.87         1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  0.90%          B         $139.94        19
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  0.95%          B         $139.21        31
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.00%          B         $138.49        --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.10%          B         $137.05        14
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.20%          B         $135.63       109
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.25%          B         $124.23        49
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.30%          B         $132.30         8
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.34%          B         $133.66       427
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.45%          B         $132.13        --

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  0.50%          B         $172.18         5
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  0.70%          B         $168.64        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  0.90%          B         $165.18         2
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  0.95%          B         $164.32         4
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.00%          B         $163.47        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.10%          B         $161.77         2
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.20%          B         $160.09        19

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                             UNITS
                                                      CONTRACT                            OUTSTANDING
                                                      CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                      -------- --------------- ---------- -----------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.25%          B         $133.33         4
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.30%          B         $151.33        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.34%          B         $157.77        87
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.45%          B         $155.96        --

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  0.50%          B         $124.18         8
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  0.70%          B         $121.80        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  0.90%          B         $119.46        15
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  0.95%          B         $118.88        22
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.00%          B         $228.87         1
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.10%          B         $131.72        13
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.20%          B         $116.02       132
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.25%          B         $114.44        27
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.30%          B         $115.17        11
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.34%          B         $114.45       371

AXA/HORIZON SMALL CAP VALUE..........................  0.50%          B         $108.45         2
AXA/HORIZON SMALL CAP VALUE..........................  0.90%          B         $107.74        --
AXA/HORIZON SMALL CAP VALUE..........................  1.00%          B         $107.56        --
AXA/HORIZON SMALL CAP VALUE..........................  1.10%          B         $107.38        --
AXA/HORIZON SMALL CAP VALUE..........................  1.20%          B         $107.20         1
AXA/HORIZON SMALL CAP VALUE..........................  1.25%          B         $107.12        --

AXA/JANUS ENTERPRISE.................................  0.40%          B         $125.92         1
AXA/JANUS ENTERPRISE.................................  0.50%          B         $215.24         1
AXA/JANUS ENTERPRISE.................................  0.70%          B         $210.24         3
AXA/JANUS ENTERPRISE.................................  0.80%          B         $261.82        --
AXA/JANUS ENTERPRISE.................................  0.90%          B         $205.36        72
AXA/JANUS ENTERPRISE.................................  0.95%          B         $204.15        18
AXA/JANUS ENTERPRISE.................................  1.00%          B         $202.96         1
AXA/JANUS ENTERPRISE.................................  1.10%          B         $200.58        23
AXA/JANUS ENTERPRISE.................................  1.20%          B         $198.22       413
AXA/JANUS ENTERPRISE.................................  1.25%          B         $129.00       102
AXA/JANUS ENTERPRISE.................................  1.30%          B         $152.51         4
AXA/JANUS ENTERPRISE.................................  1.34%          B         $194.97       640
AXA/JANUS ENTERPRISE.................................  1.35%          B         $194.74         1
AXA/JANUS ENTERPRISE.................................  1.45%          B         $192.44        --

AXA/LOOMIS SAYLES GROWTH.............................  0.40%          B         $160.84         1
AXA/LOOMIS SAYLES GROWTH.............................  0.50%          B         $242.11         1
AXA/LOOMIS SAYLES GROWTH.............................  0.70%          B         $236.22         2
AXA/LOOMIS SAYLES GROWTH.............................  0.80%          B         $277.33        --
AXA/LOOMIS SAYLES GROWTH.............................  0.90%          B         $230.48        14
AXA/LOOMIS SAYLES GROWTH.............................  0.95%          B         $229.06        10
AXA/LOOMIS SAYLES GROWTH.............................  1.00%          B         $227.66        --
AXA/LOOMIS SAYLES GROWTH.............................  1.10%          B         $224.86         7
AXA/LOOMIS SAYLES GROWTH.............................  1.20%          B         $222.09        28
AXA/LOOMIS SAYLES GROWTH.............................  1.25%          B         $175.10        42
AXA/LOOMIS SAYLES GROWTH.............................  1.30%          B         $192.76         2
AXA/LOOMIS SAYLES GROWTH.............................  1.34%          B         $218.28       179
AXA/LOOMIS SAYLES GROWTH.............................  1.35%          B         $218.01        --
AXA/LOOMIS SAYLES GROWTH.............................  1.45%          B         $215.32        --

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  0.50%          B         $153.85        --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  0.70%          B         $150.69        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                       UNITS
                                                CONTRACT                            OUTSTANDING
                                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                -------- --------------- ---------- -----------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  0.90%          B         $147.59         8
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  0.95%          B         $146.83         6
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.00%          B         $146.07        --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.10%          B         $144.55         2
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.20%          B         $143.05        23
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.25%          B         $122.12         2
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.30%          B         $137.18         8
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.34%          B         $140.98       140
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.45%          B         $139.36        --

AXA/PACIFIC GLOBAL SMALL CAP VALUE.............  0.50%          B         $103.81         2
AXA/PACIFIC GLOBAL SMALL CAP VALUE.............  0.90%          B         $103.13        --
AXA/PACIFIC GLOBAL SMALL CAP VALUE.............  1.10%          B         $102.79        --
AXA/PACIFIC GLOBAL SMALL CAP VALUE.............  1.20%          B         $102.62         2
AXA/PACIFIC GLOBAL SMALL CAP VALUE.............  1.25%          B         $102.53        --

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  0.50%          B         $125.28         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  0.70%          B         $122.71         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  0.80%          B         $225.23        --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  0.90%          B         $120.19        14
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  0.95%          B         $119.56         8
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.00%          B         $118.94        --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.10%          B         $117.71         6
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.20%          B         $116.48       122
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.25%          B         $ 99.99        15
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.30%          B         $111.79         8
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.34%          B         $114.80       206
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.45%          B         $113.48        --

CHARTER/SM/ INTERNATIONAL MODERATE.............  0.50%          B         $ 96.45        --
CHARTER/SM/ INTERNATIONAL MODERATE.............  0.90%          B         $ 95.82        --
CHARTER/SM/ INTERNATIONAL MODERATE.............  1.20%          B         $ 95.35        --
CHARTER/SM/ INTERNATIONAL MODERATE.............  1.25%          B         $ 95.27        --

CHARTER/SM/ MULTI-SECTOR BOND..................  0.70%          A         $120.09         2
CHARTER/SM/ MULTI-SECTOR BOND..................  0.90%          A         $154.64        20
CHARTER/SM/ MULTI-SECTOR BOND..................  1.20%          A         $127.27         4
CHARTER/SM/ MULTI-SECTOR BOND..................  1.34%          A         $167.08       340
CHARTER/SM/ MULTI-SECTOR BOND..................  1.35%          A         $177.98         3
CHARTER/SM/ MULTI-SECTOR BOND..................  1.45%          A         $ 97.11         1
CHARTER/SM/ MULTI-SECTOR BOND..................  0.50%          B         $135.69         4
CHARTER/SM/ MULTI-SECTOR BOND..................  0.70%          B         $125.60        --
CHARTER/SM/ MULTI-SECTOR BOND..................  0.80%          B         $128.89        --
CHARTER/SM/ MULTI-SECTOR BOND..................  0.90%          B         $104.57         4
CHARTER/SM/ MULTI-SECTOR BOND..................  0.95%          B         $120.23        51
CHARTER/SM/ MULTI-SECTOR BOND..................  1.00%          B         $140.16        --
CHARTER/SM/ MULTI-SECTOR BOND..................  1.10%          B         $117.11        16
CHARTER/SM/ MULTI-SECTOR BOND..................  1.20%          B         $ 98.51       146
CHARTER/SM/ MULTI-SECTOR BOND..................  1.25%          B         $ 91.67        24
CHARTER/SM/ MULTI-SECTOR BOND..................  1.30%          B         $ 95.37         4

CHARTER/SM/ REAL ASSETS........................  0.50%          B         $ 97.41        --
CHARTER/SM/ REAL ASSETS........................  0.90%          B         $ 96.78        --
CHARTER/SM/ REAL ASSETS........................  1.20%          B         $ 96.30         1
CHARTER/SM/ REAL ASSETS........................  1.25%          B         $ 96.22        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
CHARTER/SM/ SMALL CAP GROWTH.....  0.50%          B         $183.29         --
CHARTER/SM/ SMALL CAP GROWTH.....  0.70%          B         $178.83          1
CHARTER/SM/ SMALL CAP GROWTH.....  0.90%          B         $174.48          5
CHARTER/SM/ SMALL CAP GROWTH.....  0.95%          B         $173.41          9
CHARTER/SM/ SMALL CAP GROWTH.....  1.00%          B         $172.34         --
CHARTER/SM/ SMALL CAP GROWTH.....  1.10%          B         $170.23          2
CHARTER/SM/ SMALL CAP GROWTH.....  1.20%          B         $168.13         16
CHARTER/SM/ SMALL CAP GROWTH.....  1.25%          B         $113.82          6
CHARTER/SM/ SMALL CAP GROWTH.....  1.30%          B         $130.11         --
CHARTER/SM/ SMALL CAP GROWTH+....  1.34%          B         $164.19         11
CHARTER/SM/ SMALL CAP GROWTH.....  1.34%          B         $165.24        194
CHARTER/SM/ SMALL CAP GROWTH.....  1.35%          B         $165.04         --
CHARTER/SM/ SMALL CAP GROWTH.....  1.45%          B         $163.00         --

CHARTER/SM/ SMALL CAP VALUE......  0.50%          B         $273.66          1
CHARTER/SM/ SMALL CAP VALUE......  0.70%          B         $280.92          1
CHARTER/SM/ SMALL CAP VALUE......  0.90%          B         $271.27         10
CHARTER/SM/ SMALL CAP VALUE......  0.95%          B         $212.20         20
CHARTER/SM/ SMALL CAP VALUE......  1.00%          B         $266.56         --
CHARTER/SM/ SMALL CAP VALUE......  1.10%          B         $261.92          1
CHARTER/SM/ SMALL CAP VALUE......  1.20%          B         $257.35         28
CHARTER/SM/ SMALL CAP VALUE......  1.25%          B         $115.90          3
CHARTER/SM/ SMALL CAP VALUE......  1.30%          B         $126.34         --
CHARTER/SM/ SMALL CAP VALUE+.....  1.34%          B         $248.94         15
CHARTER/SM/ SMALL CAP VALUE......  1.34%          B         $251.10        390
CHARTER/SM/ SMALL CAP VALUE......  1.35%          B         $250.65         --
CHARTER/SM/ SMALL CAP VALUE......  1.45%          B         $193.10         --

EQ/BLACKROCK BASIC VALUE EQUITY..  0.50%          B         $258.55         11
EQ/BLACKROCK BASIC VALUE EQUITY..  0.70%          B         $318.31          8
EQ/BLACKROCK BASIC VALUE EQUITY..  0.80%          B         $296.82         --
EQ/BLACKROCK BASIC VALUE EQUITY..  0.90%          B         $299.63         15
EQ/BLACKROCK BASIC VALUE EQUITY..  0.90%          B         $306.68         89
EQ/BLACKROCK BASIC VALUE EQUITY..  0.95%          B         $253.85         63
EQ/BLACKROCK BASIC VALUE EQUITY..  1.00%          B         $301.03          2
EQ/BLACKROCK BASIC VALUE EQUITY..  1.10%          B         $295.46         28
EQ/BLACKROCK BASIC VALUE EQUITY..  1.20%          B         $287.78        664
EQ/BLACKROCK BASIC VALUE EQUITY..  1.20%          B         $289.97         82
EQ/BLACKROCK BASIC VALUE EQUITY..  1.25%          B         $139.97        232
EQ/BLACKROCK BASIC VALUE EQUITY..  1.30%          B         $158.37          7
EQ/BLACKROCK BASIC VALUE EQUITY..  1.34%          B         $365.81      1,224
EQ/BLACKROCK BASIC VALUE EQUITY..  1.35%          B         $281.95          3
EQ/BLACKROCK BASIC VALUE EQUITY..  1.45%          B         $274.64          1

EQ/BOSTON ADVISORS EQUITY INCOME.  0.50%          B         $209.90         19
EQ/BOSTON ADVISORS EQUITY INCOME.  0.70%          B         $204.80          1
EQ/BOSTON ADVISORS EQUITY INCOME.  0.80%          B         $296.26         --
EQ/BOSTON ADVISORS EQUITY INCOME.  0.90%          B         $199.82         24
EQ/BOSTON ADVISORS EQUITY INCOME.  0.95%          B         $198.59         16
EQ/BOSTON ADVISORS EQUITY INCOME.  1.00%          B         $197.37         --
EQ/BOSTON ADVISORS EQUITY INCOME.  1.10%          B         $194.95          8
EQ/BOSTON ADVISORS EQUITY INCOME.  1.20%          B         $192.54        128
EQ/BOSTON ADVISORS EQUITY INCOME.  1.25%          B         $137.73         28

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/BOSTON ADVISORS EQUITY INCOME.  1.30%          B         $155.12          4
EQ/BOSTON ADVISORS EQUITY INCOME.  1.34%          B         $189.24        341
EQ/BOSTON ADVISORS EQUITY INCOME.  1.35%          B         $189.00         --
EQ/BOSTON ADVISORS EQUITY INCOME.  1.45%          B         $186.68         --

EQ/CAPITAL GUARDIAN RESEARCH.....  0.70%          B         $236.07          2
EQ/CAPITAL GUARDIAN RESEARCH.....  0.90%          B         $227.96         14
EQ/CAPITAL GUARDIAN RESEARCH.....  0.95%          B         $225.97         31
EQ/CAPITAL GUARDIAN RESEARCH.....  1.10%          B         $220.11          2
EQ/CAPITAL GUARDIAN RESEARCH.....  1.20%          B         $216.26        122
EQ/CAPITAL GUARDIAN RESEARCH.....  1.25%          B         $151.36        142
EQ/CAPITAL GUARDIAN RESEARCH.....  1.30%          B         $164.92          1
EQ/CAPITAL GUARDIAN RESEARCH.....  1.34%          B         $211.01        638
EQ/CAPITAL GUARDIAN RESEARCH.....  1.35%          B         $210.64          1
EQ/CAPITAL GUARDIAN RESEARCH.....  1.45%          B         $206.96          1

EQ/COMMON STOCK INDEX............  0.70%          A         $250.51         20
EQ/COMMON STOCK INDEX+...........  0.74%          A         $812.71         36
EQ/COMMON STOCK INDEX+...........  0.74%          A         $880.33         14
EQ/COMMON STOCK INDEX............  0.90%          A         $349.36         41
EQ/COMMON STOCK INDEX............  1.20%          A         $281.24         21
EQ/COMMON STOCK INDEX............  1.35%          A         $427.66        816
EQ/COMMON STOCK INDEX............  1.35%          A         $446.83         11
EQ/COMMON STOCK INDEX+...........  1.40%          A         $563.49      2,895
EQ/COMMON STOCK INDEX............  1.45%          A         $170.82         13
EQ/COMMON STOCK INDEX............  0.40%          B         $166.28         11
EQ/COMMON STOCK INDEX............  0.50%          B         $161.69          2
EQ/COMMON STOCK INDEX............  0.80%          B         $320.30         --
EQ/COMMON STOCK INDEX............  0.90%          B         $166.97         12
EQ/COMMON STOCK INDEX............  0.90%          B         $186.86         44
EQ/COMMON STOCK INDEX............  0.95%          B         $158.03        139
EQ/COMMON STOCK INDEX............  1.00%          B         $271.14         --
EQ/COMMON STOCK INDEX............  1.10%          B         $153.93         15
EQ/COMMON STOCK INDEX............  1.20%          B         $173.08        505
EQ/COMMON STOCK INDEX............  1.25%          B         $136.59        140
EQ/COMMON STOCK INDEX............  1.30%          B         $152.11         13

EQ/CORE BOND INDEX...............  0.40%          B         $102.06          9
EQ/CORE BOND INDEX...............  0.50%          B         $130.40          5
EQ/CORE BOND INDEX...............  0.70%          B         $126.50          3
EQ/CORE BOND INDEX...............  0.80%          B         $116.38         --
EQ/CORE BOND INDEX...............  0.90%          B         $122.72         39
EQ/CORE BOND INDEX...............  0.95%          B         $121.79         77
EQ/CORE BOND INDEX...............  1.00%          B         $120.87         --
EQ/CORE BOND INDEX...............  1.10%          B         $119.04         20
EQ/CORE BOND INDEX...............  1.20%          B         $117.23        223
EQ/CORE BOND INDEX...............  1.25%          B         $100.13         65
EQ/CORE BOND INDEX...............  1.30%          B         $100.05          3
EQ/CORE BOND INDEX...............  1.34%          B         $114.76        547
EQ/CORE BOND INDEX...............  1.35%          B         $114.58         --
EQ/CORE BOND INDEX...............  1.45%          B         $112.84         --

EQ/EMERGING MARKETS EQUITY PLUS..  0.50%          B         $ 81.33         --
EQ/EMERGING MARKETS EQUITY PLUS..  0.70%          B         $ 80.74          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                   -------- --------------- ---------- -----------
EQ/EMERGING MARKETS EQUITY PLUS...  0.80%          B         $ 80.44         --
EQ/EMERGING MARKETS EQUITY PLUS...  0.90%          B         $ 80.15          1
EQ/EMERGING MARKETS EQUITY PLUS...  0.95%          B         $ 80.00          1
EQ/EMERGING MARKETS EQUITY PLUS...  1.00%          B         $ 79.85         --
EQ/EMERGING MARKETS EQUITY PLUS...  1.10%          B         $ 79.56          1
EQ/EMERGING MARKETS EQUITY PLUS...  1.20%          B         $ 79.27         31
EQ/EMERGING MARKETS EQUITY PLUS...  1.25%          B         $ 79.12          4
EQ/EMERGING MARKETS EQUITY PLUS...  1.34%          B         $ 78.86         33

EQ/EQUITY 500 INDEX...............  0.70%          A         $276.23         13
EQ/EQUITY 500 INDEX...............  0.90%          A         $385.70         81
EQ/EQUITY 500 INDEX...............  1.20%          A         $311.14         47
EQ/EQUITY 500 INDEX...............  1.34%          A         $507.04      1,853
EQ/EQUITY 500 INDEX...............  1.35%          A         $505.87          7
EQ/EQUITY 500 INDEX...............  1.45%          A         $189.97          5
EQ/EQUITY 500 INDEX...............  0.40%          B         $165.94         44
EQ/EQUITY 500 INDEX...............  0.50%          B         $181.35         12
EQ/EQUITY 500 INDEX...............  0.70%          B         $181.12         --
EQ/EQUITY 500 INDEX...............  0.80%          B         $314.85         --
EQ/EQUITY 500 INDEX...............  0.90%          B         $206.94         41
EQ/EQUITY 500 INDEX...............  0.95%          B         $173.38         99
EQ/EQUITY 500 INDEX...............  1.00%          B         $261.86          2
EQ/EQUITY 500 INDEX...............  1.10%          B         $168.88         46
EQ/EQUITY 500 INDEX...............  1.20%          B         $192.44      1,240
EQ/EQUITY 500 INDEX...............  1.25%          B         $149.19        278
EQ/EQUITY 500 INDEX...............  1.30%          B         $167.02          9

EQ/GAMCO MERGERS AND ACQUISITIONS.  0.50%          B         $169.97         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.70%          B         $166.03         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.90%          B         $162.17          7
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.95%          B         $161.22          8
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.10%          B         $158.40          4
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.20%          B         $156.53          7
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.25%          B         $125.10         12
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.30%          B         $136.14          1
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.34%          B         $153.90          1
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.34%          B         $153.97         76
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.35%          B         $153.79         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.45%          B         $151.98         --

EQ/GAMCO SMALL COMPANY VALUE......  0.00%          B         $120.04         --
EQ/GAMCO SMALL COMPANY VALUE......  0.40%          B         $177.14          5
EQ/GAMCO SMALL COMPANY VALUE......  0.50%          B         $356.95          8
EQ/GAMCO SMALL COMPANY VALUE......  0.70%          B         $348.27          7
EQ/GAMCO SMALL COMPANY VALUE......  0.80%          B         $406.22         --
EQ/GAMCO SMALL COMPANY VALUE......  0.90%          B         $339.81        125
EQ/GAMCO SMALL COMPANY VALUE......  0.95%          B         $337.72         38
EQ/GAMCO SMALL COMPANY VALUE......  1.00%          B         $335.65          4
EQ/GAMCO SMALL COMPANY VALUE......  1.10%          B         $331.53         36
EQ/GAMCO SMALL COMPANY VALUE......  1.20%          B         $327.44        861
EQ/GAMCO SMALL COMPANY VALUE......  1.25%          B         $208.17        220
EQ/GAMCO SMALL COMPANY VALUE......  1.30%          B         $245.94          9
EQ/GAMCO SMALL COMPANY VALUE......  1.34%          B         $321.82      1,470

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/GAMCO SMALL COMPANY VALUE.....  1.35%          B         $321.42          2
EQ/GAMCO SMALL COMPANY VALUE.....  1.45%          B         $317.46          1

EQ/GLOBAL BOND PLUS..............  0.50%          B         $124.43          3
EQ/GLOBAL BOND PLUS..............  0.70%          B         $121.64          2
EQ/GLOBAL BOND PLUS..............  0.80%          B         $112.43         --
EQ/GLOBAL BOND PLUS..............  0.90%          B         $118.92         27
EQ/GLOBAL BOND PLUS..............  0.95%          B         $118.25         33
EQ/GLOBAL BOND PLUS..............  1.00%          B         $117.58         --
EQ/GLOBAL BOND PLUS..............  1.10%          B         $116.26         26
EQ/GLOBAL BOND PLUS..............  1.20%          B         $114.94         87
EQ/GLOBAL BOND PLUS..............  1.25%          B         $114.97         40
EQ/GLOBAL BOND PLUS..............  1.30%          B         $116.35          2
EQ/GLOBAL BOND PLUS..............  1.34%          B         $113.12        253
EQ/GLOBAL BOND PLUS..............  1.35%          B         $112.99         --
EQ/GLOBAL BOND PLUS..............  1.45%          B         $111.71         --

EQ/HIGH YIELD BOND...............  0.50%          B         $110.70          1
EQ/HIGH YIELD BOND...............  0.70%          B         $109.89         --
EQ/HIGH YIELD BOND...............  0.80%          B         $109.49         --
EQ/HIGH YIELD BOND...............  0.90%          B         $109.09          1
EQ/HIGH YIELD BOND...............  0.95%          B         $108.89          2
EQ/HIGH YIELD BOND...............  1.00%          B         $108.69         --
EQ/HIGH YIELD BOND...............  1.10%          B         $108.29          1
EQ/HIGH YIELD BOND...............  1.20%          B         $107.89         40
EQ/HIGH YIELD BOND...............  1.25%          B         $107.69         13
EQ/HIGH YIELD BOND...............  1.34%          B         $107.33         20

EQ/INTERMEDIATE GOVERNMENT BOND..  0.70%          A         $164.36          1
EQ/INTERMEDIATE GOVERNMENT BOND+.  0.74%          A         $ 94.60          8
EQ/INTERMEDIATE GOVERNMENT BOND..  0.90%          A         $173.98          5
EQ/INTERMEDIATE GOVERNMENT BOND..  1.20%          A         $155.85          1
EQ/INTERMEDIATE GOVERNMENT BOND..  1.34%          A         $171.48        240
EQ/INTERMEDIATE GOVERNMENT BOND..  1.35%          A         $165.10          2
EQ/INTERMEDIATE GOVERNMENT BOND..  1.45%          A         $137.29         --
EQ/INTERMEDIATE GOVERNMENT BOND..  0.00%          B         $ 99.62         --
EQ/INTERMEDIATE GOVERNMENT BOND..  0.50%          B         $147.16          1
EQ/INTERMEDIATE GOVERNMENT BOND..  0.90%          B         $146.97          2
EQ/INTERMEDIATE GOVERNMENT BOND..  0.95%          B         $142.96         33
EQ/INTERMEDIATE GOVERNMENT BOND..  1.00%          B         $115.18         --
EQ/INTERMEDIATE GOVERNMENT BOND..  1.10%          B         $139.25         10
EQ/INTERMEDIATE GOVERNMENT BOND..  1.20%          B         $139.09         28
EQ/INTERMEDIATE GOVERNMENT BOND..  1.25%          B         $106.14         38
EQ/INTERMEDIATE GOVERNMENT BOND..  1.30%          B         $106.37          1

EQ/INTERNATIONAL EQUITY INDEX....  0.70%          A         $134.41          7
EQ/INTERNATIONAL EQUITY INDEX....  0.90%          A         $142.01         61
EQ/INTERNATIONAL EQUITY INDEX....  1.20%          A         $122.24         15
EQ/INTERNATIONAL EQUITY INDEX....  1.34%          A         $134.50      2,226
EQ/INTERNATIONAL EQUITY INDEX....  1.35%          A         $134.21         10
EQ/INTERNATIONAL EQUITY INDEX....  1.45%          A         $104.15          2
EQ/INTERNATIONAL EQUITY INDEX....  0.40%          B         $122.27          5
EQ/INTERNATIONAL EQUITY INDEX....  0.50%          B         $113.50          4
EQ/INTERNATIONAL EQUITY INDEX....  0.80%          B         $187.01         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX...  0.90%          B         $115.40         19
EQ/INTERNATIONAL EQUITY INDEX...  0.95%          B         $110.38         85
EQ/INTERNATIONAL EQUITY INDEX...  1.00%          B         $167.42         --
EQ/INTERNATIONAL EQUITY INDEX...  1.10%          B         $107.52         17
EQ/INTERNATIONAL EQUITY INDEX...  1.20%          B         $105.39        125
EQ/INTERNATIONAL EQUITY INDEX...  1.25%          B         $ 65.49         58
EQ/INTERNATIONAL EQUITY INDEX...  1.30%          B         $ 79.00          8

EQ/INVESCO COMSTOCK.............  0.50%          B         $196.66          3
EQ/INVESCO COMSTOCK.............  0.70%          B         $192.09          1
EQ/INVESCO COMSTOCK.............  0.90%          B         $187.63         27
EQ/INVESCO COMSTOCK.............  0.95%          B         $186.53         22
EQ/INVESCO COMSTOCK.............  1.00%          B         $185.44         --
EQ/INVESCO COMSTOCK.............  1.10%          B         $183.27         19
EQ/INVESCO COMSTOCK.............  1.20%          B         $181.11        145
EQ/INVESCO COMSTOCK.............  1.25%          B         $141.69         35
EQ/INVESCO COMSTOCK.............  1.30%          B         $154.57          1
EQ/INVESCO COMSTOCK.............  1.34%          B         $178.14        408
EQ/INVESCO COMSTOCK.............  1.35%          B         $177.93         --
EQ/INVESCO COMSTOCK.............  1.45%          B         $175.84         --

EQ/JPMORGAN VALUE OPPORTUNITIES.  0.40%          B         $189.84          2
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.50%          B         $229.62          9
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.70%          B         $225.11          1
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.80%          B         $340.27         --
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.90%          B         $214.51          2
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.90%          B         $216.88         14
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.95%          B         $199.72         12
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.00%          B         $212.89         --
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.10%          B         $208.94          6
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.20%          B         $202.90         64
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.20%          B         $205.06         15
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.25%          B         $146.07         38
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.30%          B         $164.15          1
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.34%          B         $252.06        239
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.35%          B         $199.39          2
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.45%          B         $193.64          1

EQ/LARGE CAP GROWTH INDEX.......  0.50%          B         $140.58          2
EQ/LARGE CAP GROWTH INDEX.......  0.70%          B         $150.78          2
EQ/LARGE CAP GROWTH INDEX.......  0.80%          B         $320.44         --
EQ/LARGE CAP GROWTH INDEX.......  0.90%          B         $145.60         55
EQ/LARGE CAP GROWTH INDEX.......  0.95%          B         $144.33         54
EQ/LARGE CAP GROWTH INDEX.......  1.00%          B         $143.07         --
EQ/LARGE CAP GROWTH INDEX.......  1.10%          B         $140.58         22
EQ/LARGE CAP GROWTH INDEX.......  1.20%          B         $138.13        354
EQ/LARGE CAP GROWTH INDEX.......  1.25%          B         $182.23         34
EQ/LARGE CAP GROWTH INDEX.......  1.30%          B         $202.29          1
EQ/LARGE CAP GROWTH INDEX.......  1.34%          B         $134.77      1,032
EQ/LARGE CAP GROWTH INDEX.......  1.35%          B         $134.53          1
EQ/LARGE CAP GROWTH INDEX.......  1.45%          B         $132.18          1

EQ/LARGE CAP VALUE INDEX........  0.50%          B         $114.95          1
EQ/LARGE CAP VALUE INDEX........  0.70%          B         $112.37          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                    UNITS
                             CONTRACT                            OUTSTANDING
                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                             -------- --------------- ---------- -----------
EQ/LARGE CAP VALUE INDEX....  0.90%          B         $109.86         48
EQ/LARGE CAP VALUE INDEX....  0.95%          B         $109.24         27
EQ/LARGE CAP VALUE INDEX....  1.00%          B         $108.62         --
EQ/LARGE CAP VALUE INDEX....  1.10%          B         $107.39         14
EQ/LARGE CAP VALUE INDEX....  1.20%          B         $106.18        201
EQ/LARGE CAP VALUE INDEX....  1.25%          B         $ 89.00         40
EQ/LARGE CAP VALUE INDEX....  1.30%          B         $ 97.50          1
EQ/LARGE CAP VALUE INDEX....  1.34%          B         $104.50        414
EQ/LARGE CAP VALUE INDEX....  1.35%          B         $104.38         --
EQ/LARGE CAP VALUE INDEX....  1.45%          B         $103.20         --

EQ/MFS INTERNATIONAL GROWTH.  0.40%          B         $117.72          5
EQ/MFS INTERNATIONAL GROWTH.  0.50%          B         $177.47          2
EQ/MFS INTERNATIONAL GROWTH.  0.70%          B         $173.34          2
EQ/MFS INTERNATIONAL GROWTH.  0.80%          B         $206.83         --
EQ/MFS INTERNATIONAL GROWTH.  0.90%          B         $169.32         46
EQ/MFS INTERNATIONAL GROWTH.  0.95%          B         $168.33         12
EQ/MFS INTERNATIONAL GROWTH.  1.00%          B         $167.34          1
EQ/MFS INTERNATIONAL GROWTH.  1.10%          B         $165.38         10
EQ/MFS INTERNATIONAL GROWTH.  1.20%          B         $163.43        204
EQ/MFS INTERNATIONAL GROWTH.  1.25%          B         $100.73         30
EQ/MFS INTERNATIONAL GROWTH.  1.30%          B         $119.98          2
EQ/MFS INTERNATIONAL GROWTH.  1.34%          B         $160.69         23
EQ/MFS INTERNATIONAL GROWTH.  1.34%          B         $160.75        320
EQ/MFS INTERNATIONAL GROWTH.  1.35%          B         $160.56         --
EQ/MFS INTERNATIONAL GROWTH.  1.45%          B         $158.67         --

EQ/MID CAP INDEX............  0.40%          B         $174.07         44
EQ/MID CAP INDEX............  0.50%          B         $238.64          3
EQ/MID CAP INDEX............  0.70%          B         $225.60          8
EQ/MID CAP INDEX............  0.80%          B         $365.78         --
EQ/MID CAP INDEX............  0.90%          B         $218.30        114
EQ/MID CAP INDEX............  0.95%          B         $216.51         57
EQ/MID CAP INDEX............  1.00%          B         $214.74          2
EQ/MID CAP INDEX............  1.10%          B         $211.22         19
EQ/MID CAP INDEX............  1.20%          B         $207.75        519
EQ/MID CAP INDEX............  1.25%          B         $142.16        197
EQ/MID CAP INDEX............  1.30%          B         $166.00          4
EQ/MID CAP INDEX............  1.34%          B         $203.00      1,842
EQ/MID CAP INDEX............  1.35%          B         $202.66         --
EQ/MID CAP INDEX............  1.45%          B         $199.33         --

EQ/MONEY MARKET++...........  0.00%          A         $  1.00        282
EQ/MONEY MARKET++...........  0.70%          A         $  1.00          3
EQ/MONEY MARKET.............  0.70%          A         $129.27          1
EQ/MONEY MARKET+............  0.74%          A         $ 45.41         20
EQ/MONEY MARKET++...........  0.90%          A         $  1.00        257
EQ/MONEY MARKET.............  0.90%          A         $133.45         27
EQ/MONEY MARKET++...........  1.20%          A         $  1.00         --
EQ/MONEY MARKET.............  1.20%          A         $121.85          1
EQ/MONEY MARKET.............  1.35%          A         $130.99         79
EQ/MONEY MARKET.............  1.35%          A         $131.62         13
EQ/MONEY MARKET.............  1.40%          A         $ 33.14        760

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                    UNITS
                             CONTRACT                            OUTSTANDING
                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                             -------- --------------- ---------- -----------
EQ/MONEY MARKET.............  1.45%          A         $108.82         --
EQ/MONEY MARKET++...........  0.00%          B         $  1.00      1,119
EQ/MONEY MARKET++...........  0.40%          B         $  1.00         10
EQ/MONEY MARKET.............  0.40%          B         $ 98.26          4
EQ/MONEY MARKET++...........  0.50%          B         $  1.00         41
EQ/MONEY MARKET.............  0.50%          B         $113.98          3
EQ/MONEY MARKET++...........  0.70%          B         $  1.00          1
EQ/MONEY MARKET++...........  0.80%          B         $  1.00          1
EQ/MONEY MARKET++...........  0.90%          B         $  1.00        179
EQ/MONEY MARKET.............  0.90%          B         $105.98         --
EQ/MONEY MARKET.............  0.90%          B         $117.16          2
EQ/MONEY MARKET.............  0.95%          B         $111.43         75
EQ/MONEY MARKET++...........  1.00%          B         $  1.00          2
EQ/MONEY MARKET.............  1.00%          B         $100.94         --
EQ/MONEY MARKET++...........  1.10%          B         $  1.00         37
EQ/MONEY MARKET.............  1.10%          B         $108.54         28
EQ/MONEY MARKET++...........  1.20%          B         $  1.00      6,731
EQ/MONEY MARKET.............  1.20%          B         $110.66         44
EQ/MONEY MARKET.............  1.25%          B         $ 92.60         84
EQ/MONEY MARKET.............  1.30%          B         $ 94.49          4

EQ/OPPENHEIMER GLOBAL.......  0.50%          B         $154.49          8
EQ/OPPENHEIMER GLOBAL.......  0.70%          B         $151.31          2
EQ/OPPENHEIMER GLOBAL.......  0.80%          B         $253.89         --
EQ/OPPENHEIMER GLOBAL.......  0.90%          B         $148.20         19
EQ/OPPENHEIMER GLOBAL.......  0.95%          B         $147.44         16
EQ/OPPENHEIMER GLOBAL.......  1.00%          B         $146.67          1
EQ/OPPENHEIMER GLOBAL.......  1.10%          B         $145.15         17
EQ/OPPENHEIMER GLOBAL.......  1.20%          B         $143.64        309
EQ/OPPENHEIMER GLOBAL.......  1.25%          B         $117.78         69
EQ/OPPENHEIMER GLOBAL.......  1.30%          B         $134.85          2
EQ/OPPENHEIMER GLOBAL.......  1.34%          B         $141.56        432
EQ/OPPENHEIMER GLOBAL.......  1.45%          B         $139.93         --

EQ/PIMCO GLOBAL REAL RETURN.  0.50%          B         $104.42         10
EQ/PIMCO GLOBAL REAL RETURN.  0.70%          B         $103.65          1
EQ/PIMCO GLOBAL REAL RETURN.  0.80%          B         $103.27         --
EQ/PIMCO GLOBAL REAL RETURN.  0.90%          B         $102.89         17
EQ/PIMCO GLOBAL REAL RETURN.  0.95%          B         $102.71          6
EQ/PIMCO GLOBAL REAL RETURN.  1.00%          B         $102.52         --
EQ/PIMCO GLOBAL REAL RETURN.  1.10%          B         $102.14          9
EQ/PIMCO GLOBAL REAL RETURN.  1.20%          B         $101.76         82
EQ/PIMCO GLOBAL REAL RETURN.  1.25%          B         $101.58         43
EQ/PIMCO GLOBAL REAL RETURN.  1.34%          B         $101.24         77
EQ/PIMCO GLOBAL REAL RETURN.  1.45%          B         $100.83         --

EQ/PIMCO ULTRA SHORT BOND...  1.10%          A         $ 96.87          1
EQ/PIMCO ULTRA SHORT BOND...  0.50%          B         $113.93          3
EQ/PIMCO ULTRA SHORT BOND...  0.70%          B         $111.28          5
EQ/PIMCO ULTRA SHORT BOND...  0.80%          B         $104.71         --
EQ/PIMCO ULTRA SHORT BOND...  0.90%          B         $108.70         32
EQ/PIMCO ULTRA SHORT BOND...  0.95%          B         $108.06         62
EQ/PIMCO ULTRA SHORT BOND...  1.00%          B         $107.43         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND.....  1.10%          B         $106.17         39
EQ/PIMCO ULTRA SHORT BOND.....  1.20%          B         $104.92        169
EQ/PIMCO ULTRA SHORT BOND.....  1.25%          B         $105.65         61
EQ/PIMCO ULTRA SHORT BOND.....  1.30%          B         $104.84          1
EQ/PIMCO ULTRA SHORT BOND.....  1.34%          B         $103.20        426
EQ/PIMCO ULTRA SHORT BOND.....  1.35%          B         $103.08         --
EQ/PIMCO ULTRA SHORT BOND.....  1.45%          B         $101.86         --

EQ/QUALITY BOND PLUS..........  0.70%          A         $167.63          1
EQ/QUALITY BOND PLUS..........  0.90%          A         $183.13         10
EQ/QUALITY BOND PLUS..........  1.20%          A         $160.25          1
EQ/QUALITY BOND PLUS..........  1.34%          A         $176.67        345
EQ/QUALITY BOND PLUS..........  1.35%          A         $186.04          1
EQ/QUALITY BOND PLUS..........  1.45%          A         $137.94         --
EQ/QUALITY BOND PLUS..........  0.50%          B         $148.93          3
EQ/QUALITY BOND PLUS..........  0.80%          B         $113.38         --
EQ/QUALITY BOND PLUS..........  0.90%          B         $147.75          2
EQ/QUALITY BOND PLUS..........  0.95%          B         $144.94         41
EQ/QUALITY BOND PLUS..........  1.00%          B         $116.85         --
EQ/QUALITY BOND PLUS..........  1.10%          B         $141.18          9
EQ/QUALITY BOND PLUS..........  1.20%          B         $139.95         78
EQ/QUALITY BOND PLUS..........  1.25%          B         $103.16         19
EQ/QUALITY BOND PLUS..........  1.30%          B         $103.10          1

EQ/SMALL COMPANY INDEX........  0.40%          B         $170.97         42
EQ/SMALL COMPANY INDEX........  0.50%          B         $304.87         --
EQ/SMALL COMPANY INDEX........  0.70%          B         $295.75          4
EQ/SMALL COMPANY INDEX........  0.90%          B         $286.90         37
EQ/SMALL COMPANY INDEX........  0.95%          B         $284.73         19
EQ/SMALL COMPANY INDEX........  1.00%          B         $282.58         --
EQ/SMALL COMPANY INDEX........  1.10%          B         $278.30         10
EQ/SMALL COMPANY INDEX........  1.20%          B         $274.08        184
EQ/SMALL COMPANY INDEX........  1.25%          B         $155.16         84
EQ/SMALL COMPANY INDEX........  1.30%          B         $170.58          2
EQ/SMALL COMPANY INDEX........  1.34%          B         $268.29        695
EQ/SMALL COMPANY INDEX........  1.35%          B         $267.88          1
EQ/SMALL COMPANY INDEX........  1.45%          B         $263.81         --

EQ/T. ROWE PRICE GROWTH STOCK.  0.40%          B         $167.10         25
EQ/T. ROWE PRICE GROWTH STOCK.  0.50%          B         $210.32          2
EQ/T. ROWE PRICE GROWTH STOCK.  0.70%          B         $205.21          5
EQ/T. ROWE PRICE GROWTH STOCK.  0.80%          B         $318.74         --
EQ/T. ROWE PRICE GROWTH STOCK.  0.90%          B         $200.22         84
EQ/T. ROWE PRICE GROWTH STOCK.  0.95%          B         $198.99         33
EQ/T. ROWE PRICE GROWTH STOCK.  1.00%          B         $197.77          4
EQ/T. ROWE PRICE GROWTH STOCK.  1.10%          B         $195.34         27
EQ/T. ROWE PRICE GROWTH STOCK.  1.20%          B         $192.93        811
EQ/T. ROWE PRICE GROWTH STOCK.  1.25%          B         $163.33        200
EQ/T. ROWE PRICE GROWTH STOCK.  1.30%          B         $176.47          2
EQ/T. ROWE PRICE GROWTH STOCK.  1.34%          B         $189.62      1,067
EQ/T. ROWE PRICE GROWTH STOCK.  1.35%          B         $189.39          2
EQ/T. ROWE PRICE GROWTH STOCK.  1.45%          B         $187.05         --

EQ/UBS GROWTH & INCOME........  0.50%          B         $215.20         --
EQ/UBS GROWTH & INCOME........  0.70%          B         $209.97         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
EQ/UBS GROWTH & INCOME..................  0.90%          B         $204.86         8
EQ/UBS GROWTH & INCOME..................  0.95%          B         $203.60         6
EQ/UBS GROWTH & INCOME..................  1.10%          B         $199.87         2
EQ/UBS GROWTH & INCOME..................  1.20%          B         $197.41        21
EQ/UBS GROWTH & INCOME..................  1.25%          B         $137.23        50
EQ/UBS GROWTH & INCOME..................  1.30%          B         $151.69         1
EQ/UBS GROWTH & INCOME..................  1.34%          B         $194.02        99
EQ/UBS GROWTH & INCOME..................  1.35%          B         $193.78         1
EQ/UBS GROWTH & INCOME..................  1.45%          B         $191.39        --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.50%   SERVICE CLASS 2  $184.38         3
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.70%   SERVICE CLASS 2  $181.91        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.70%   SERVICE CLASS 2  $201.72         1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.80%   SERVICE CLASS 2  $180.69        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.90%   SERVICE CLASS 2  $179.47        28
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.90%   SERVICE CLASS 2  $199.17        55
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.95%   SERVICE CLASS 2  $198.53        16
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.00%   SERVICE CLASS 2  $178.27         7
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.10%   SERVICE CLASS 2  $177.07        27
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.20%   SERVICE CLASS 2  $175.87       903
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.20%   SERVICE CLASS 2  $195.38        42
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.25%   SERVICE CLASS 2  $194.76       169
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.34%   SERVICE CLASS 2  $193.64       637
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.45%   SERVICE CLASS 2  $153.31        --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  0.50%   SERVICE CLASS 2  $184.38         5
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  0.90%   SERVICE CLASS 2  $179.48         1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  1.00%   SERVICE CLASS 2  $178.27        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  1.10%   SERVICE CLASS 2  $177.07         1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  1.20%   SERVICE CLASS 2  $175.87        51

FIDELITY(R) VIP MID CAP PORTFOLIO.......  0.50%   SERVICE CLASS 2  $177.55         1
FIDELITY(R) VIP MID CAP PORTFOLIO.......  0.80%   SERVICE CLASS 2  $173.99        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......  0.90%   SERVICE CLASS 2  $172.83         3
FIDELITY(R) VIP MID CAP PORTFOLIO.......  1.00%   SERVICE CLASS 2  $171.67         1
FIDELITY(R) VIP MID CAP PORTFOLIO.......  1.10%   SERVICE CLASS 2  $170.51         3
FIDELITY(R) VIP MID CAP PORTFOLIO.......  1.20%   SERVICE CLASS 2  $169.35       226

GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.50%   SERVICE SHARES   $178.22         3
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.70%   SERVICE SHARES   $151.70        --
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.70%   SERVICE SHARES   $175.83        --
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.80%   SERVICE SHARES   $174.65        --
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.90%   SERVICE SHARES   $149.99        12
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.90%   SERVICE SHARES   $173.48         3
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.95%   SERVICE SHARES   $149.56         5
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.00%   SERVICE SHARES   $172.31         1
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.10%   SERVICE SHARES   $171.15         5
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.20%   SERVICE SHARES   $147.44         2
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.20%   SERVICE SHARES   $169.99       100
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.25%   SERVICE SHARES   $147.03        52
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.34%   SERVICE SHARES   $146.27       140

INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  0.00%      SERIES II     $113.41         2
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  0.50%      SERIES II     $181.29        17
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  0.70%      SERIES II     $178.87        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                        -------- --------------- ---------- -----------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.  0.80%      SERIES II     $177.66        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.  0.90%      SERIES II     $176.47         3
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.  1.00%      SERIES II     $175.29        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.  1.10%      SERIES II     $174.10         1
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.  1.20%      SERIES II     $172.93       143

INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.50%      SERIES II     $150.71        21
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.70%      SERIES II     $146.62         1
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.70%      SERIES II     $148.69        --
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.80%      SERIES II     $147.69        --
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.90%      SERIES II     $144.76        27
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.90%      SERIES II     $146.70         6
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.95%      SERIES II     $144.30         9
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.00%      SERIES II     $145.72         1
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.10%      SERIES II     $144.73        11
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.20%      SERIES II     $142.01         9
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.20%      SERIES II     $143.75       194
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.25%      SERIES II     $141.56        36
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.34%      SERIES II     $140.74       230
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.45%      SERIES II     $122.00        --

INVESCO V.I. HIGH YIELD FUND...........  0.50%      SERIES II     $126.53         5
INVESCO V.I. HIGH YIELD FUND...........  0.70%      SERIES II     $125.10        --
INVESCO V.I. HIGH YIELD FUND...........  0.80%      SERIES II     $124.40        --
INVESCO V.I. HIGH YIELD FUND...........  0.90%      SERIES II     $123.69         9
INVESCO V.I. HIGH YIELD FUND...........  0.95%      SERIES II     $123.34         9
INVESCO V.I. HIGH YIELD FUND...........  1.00%      SERIES II     $122.99         1
INVESCO V.I. HIGH YIELD FUND...........  1.10%      SERIES II     $122.29         6
INVESCO V.I. HIGH YIELD FUND...........  1.20%      SERIES II     $121.60       127
INVESCO V.I. HIGH YIELD FUND...........  1.25%      SERIES II     $121.25        45
INVESCO V.I. HIGH YIELD FUND...........  1.34%      SERIES II     $120.63        78
INVESCO V.I. HIGH YIELD FUND...........  1.45%      SERIES II     $119.87        --

INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.50%      SERIES II     $131.52         7
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.70%      SERIES II     $111.44         1
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.80%      SERIES II     $128.89        --
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.90%      SERIES II     $110.18        17
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.90%      SERIES II     $128.02         6
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.95%      SERIES II     $109.87         8
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.00%      SERIES II     $127.16         1
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.10%      SERIES II     $126.30         5
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.20%      SERIES II     $108.32         6
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.20%      SERIES II     $125.45       248
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.25%      SERIES II     $108.01        19
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.34%      SERIES II     $107.46       204
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.45%      SERIES II     $106.78        --

INVESCO V.I. MID CAP CORE EQUITY FUND..  0.50%      SERIES II     $152.42        --
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.70%      SERIES II     $165.14        --
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.80%      SERIES II     $149.37        --
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.90%      SERIES II     $148.37         2
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.90%      SERIES II     $163.05         3
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.95%      SERIES II     $162.53         2
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.00%      SERIES II     $147.37        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                       -------- --------------- ---------- -----------
INVESCO V.I. MID CAP CORE EQUITY FUND.  1.10%      SERIES II     $146.38         3
INVESCO V.I. MID CAP CORE EQUITY FUND.  1.20%      SERIES II     $145.39        45
INVESCO V.I. MID CAP CORE EQUITY FUND.  1.20%      SERIES II     $159.95         5
INVESCO V.I. MID CAP CORE EQUITY FUND.  1.25%      SERIES II     $159.44        10
INVESCO V.I. MID CAP CORE EQUITY FUND.  1.34%      SERIES II     $158.52        49
INVESCO V.I. MID CAP CORE EQUITY FUND.  1.45%      SERIES II     $126.91        --

INVESCO V.I. SMALL CAP EQUITY FUND....  0.50%      SERIES II     $175.78        --
INVESCO V.I. SMALL CAP EQUITY FUND....  0.70%      SERIES II     $198.29        --
INVESCO V.I. SMALL CAP EQUITY FUND....  0.90%      SERIES II     $171.10         1
INVESCO V.I. SMALL CAP EQUITY FUND....  0.90%      SERIES II     $195.78         1
INVESCO V.I. SMALL CAP EQUITY FUND....  0.95%      SERIES II     $195.16         1
INVESCO V.I. SMALL CAP EQUITY FUND....  1.00%      SERIES II     $169.96        --
INVESCO V.I. SMALL CAP EQUITY FUND....  1.10%      SERIES II     $168.81         1
INVESCO V.I. SMALL CAP EQUITY FUND....  1.20%      SERIES II     $167.67        23
INVESCO V.I. SMALL CAP EQUITY FUND....  1.20%      SERIES II     $192.06         1
INVESCO V.I. SMALL CAP EQUITY FUND....  1.25%      SERIES II     $191.45         4
INVESCO V.I. SMALL CAP EQUITY FUND....  1.34%      SERIES II     $190.35        21

IVY VIP ENERGY........................  0.40%    COMMON SHARES   $118.18         7
IVY VIP ENERGY........................  0.50%    COMMON SHARES   $122.14         5
IVY VIP ENERGY........................  0.70%    COMMON SHARES   $120.50        --
IVY VIP ENERGY........................  0.70%    COMMON SHARES   $136.26        --
IVY VIP ENERGY........................  0.80%    COMMON SHARES   $119.69        --
IVY VIP ENERGY........................  0.90%    COMMON SHARES   $118.89         4
IVY VIP ENERGY........................  0.90%    COMMON SHARES   $134.53        14
IVY VIP ENERGY........................  0.95%    COMMON SHARES   $134.10         7
IVY VIP ENERGY........................  1.00%    COMMON SHARES   $118.09         1
IVY VIP ENERGY........................  1.10%    COMMON SHARES   $117.29        10
IVY VIP ENERGY........................  1.20%    COMMON SHARES   $116.50       178
IVY VIP ENERGY........................  1.20%    COMMON SHARES   $131.97        21
IVY VIP ENERGY........................  1.25%    COMMON SHARES   $131.55        27
IVY VIP ENERGY........................  1.34%    COMMON SHARES   $130.79       209
IVY VIP ENERGY........................  1.45%    COMMON SHARES   $ 97.97        --

IVY VIP HIGH INCOME...................  0.50%    COMMON SHARES   $157.89        16
IVY VIP HIGH INCOME...................  0.70%    COMMON SHARES   $155.89         2
IVY VIP HIGH INCOME...................  0.80%    COMMON SHARES   $154.90        --
IVY VIP HIGH INCOME...................  0.90%    COMMON SHARES   $153.92        78
IVY VIP HIGH INCOME...................  0.95%    COMMON SHARES   $153.43        37
IVY VIP HIGH INCOME...................  1.00%    COMMON SHARES   $152.94         3
IVY VIP HIGH INCOME...................  1.10%    COMMON SHARES   $151.97        29
IVY VIP HIGH INCOME...................  1.20%    COMMON SHARES   $151.00       500
IVY VIP HIGH INCOME...................  1.25%    COMMON SHARES   $150.51       201
IVY VIP HIGH INCOME...................  1.34%    COMMON SHARES   $149.65       427
IVY VIP HIGH INCOME...................  1.45%    COMMON SHARES   $132.53        --

IVY VIP MID CAP GROWTH................  0.50%    COMMON SHARES   $139.94         1
IVY VIP MID CAP GROWTH................  0.70%    COMMON SHARES   $138.36         2
IVY VIP MID CAP GROWTH................  0.80%    COMMON SHARES   $137.58        --
IVY VIP MID CAP GROWTH................  0.90%    COMMON SHARES   $136.80        33
IVY VIP MID CAP GROWTH................  0.95%    COMMON SHARES   $136.41         8
IVY VIP MID CAP GROWTH................  1.00%    COMMON SHARES   $136.03         1
IVY VIP MID CAP GROWTH................  1.10%    COMMON SHARES   $135.25         8

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                     -------- --------------- ---------- -----------
IVY VIP MID CAP GROWTH..............................  1.20%   COMMON SHARES    $134.48       282
IVY VIP MID CAP GROWTH..............................  1.25%   COMMON SHARES    $134.10        58
IVY VIP MID CAP GROWTH..............................  1.34%   COMMON SHARES    $133.41       384
IVY VIP MID CAP GROWTH..............................  1.45%   COMMON SHARES    $132.58        --

IVY VIP SMALL CAP GROWTH............................  0.50%   COMMON SHARES    $157.62         1
IVY VIP SMALL CAP GROWTH............................  0.70%   COMMON SHARES    $123.16         1
IVY VIP SMALL CAP GROWTH............................  0.80%   COMMON SHARES    $154.46        --
IVY VIP SMALL CAP GROWTH............................  0.90%   COMMON SHARES    $121.77         2
IVY VIP SMALL CAP GROWTH............................  0.90%   COMMON SHARES    $153.43         1
IVY VIP SMALL CAP GROWTH............................  0.95%   COMMON SHARES    $121.42         3
IVY VIP SMALL CAP GROWTH............................  1.00%   COMMON SHARES    $152.40        --
IVY VIP SMALL CAP GROWTH............................  1.10%   COMMON SHARES    $151.37         2
IVY VIP SMALL CAP GROWTH............................  1.20%   COMMON SHARES    $119.70         2
IVY VIP SMALL CAP GROWTH............................  1.20%   COMMON SHARES    $150.34        54
IVY VIP SMALL CAP GROWTH............................  1.25%   COMMON SHARES    $119.36        13
IVY VIP SMALL CAP GROWTH............................  1.34%   COMMON SHARES    $118.75        70

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.50%   SERVICE SHARES   $100.38        26
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.70%   SERVICE SHARES   $ 99.11         6
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.80%   SERVICE SHARES   $ 98.48        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.90%   SERVICE SHARES   $ 97.85        80
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.95%   SERVICE SHARES   $ 97.54        28
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.00%   SERVICE SHARES   $ 97.23         5
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.10%   SERVICE SHARES   $ 96.61        32
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.20%   SERVICE SHARES   $ 95.99       744
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.25%   SERVICE SHARES   $ 95.69        62
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.34%   SERVICE SHARES   $ 95.14       749
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.45%   SERVICE SHARES   $ 84.72        --

MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.00%   SERVICE CLASS    $105.41         1
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.50%   SERVICE CLASS    $167.68        29
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.70%   SERVICE CLASS    $165.44        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.70%   SERVICE CLASS    $173.30         5
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.80%   SERVICE CLASS    $164.33        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.90%   SERVICE CLASS    $163.23        19
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.90%   SERVICE CLASS    $171.11        58
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.95%   SERVICE CLASS    $170.57        24
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.00%   SERVICE CLASS    $162.13         4
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.10%   SERVICE CLASS    $161.04        18
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.20%   SERVICE CLASS    $159.95       782
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.20%   SERVICE CLASS    $167.86        17
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.25%   SERVICE CLASS    $167.32        77
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.34%   SERVICE CLASS    $166.36       774
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.45%   SERVICE CLASS    $140.10        --

MFS(R) INVESTORS TRUST SERIES.......................  0.50%   SERVICE CLASS    $181.90        --
MFS(R) INVESTORS TRUST SERIES.......................  0.70%   SERVICE CLASS    $202.09        --
MFS(R) INVESTORS TRUST SERIES.......................  0.90%   SERVICE CLASS    $177.06         1
MFS(R) INVESTORS TRUST SERIES.......................  0.90%   SERVICE CLASS    $199.53         2
MFS(R) INVESTORS TRUST SERIES.......................  0.95%   SERVICE CLASS    $198.89         2
MFS(R) INVESTORS TRUST SERIES.......................  1.00%   SERVICE CLASS    $175.87        --
MFS(R) INVESTORS TRUST SERIES.......................  1.10%   SERVICE CLASS    $174.68         1
MFS(R) INVESTORS TRUST SERIES.......................  1.20%   SERVICE CLASS    $173.50        31

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                       -------- --------------- ---------- -----------
MFS(R) INVESTORS TRUST SERIES.........................  1.20%    SERVICE CLASS   $195.74          2
MFS(R) INVESTORS TRUST SERIES.........................  1.25%    SERVICE CLASS   $195.11          6
MFS(R) INVESTORS TRUST SERIES.........................  1.34%    SERVICE CLASS   $193.99         27

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.50%    SERVICE CLASS   $206.42          1
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.70%    SERVICE CLASS   $203.81         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.80%    SERVICE CLASS   $202.52         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.90%    SERVICE CLASS   $201.23          4
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.95%    SERVICE CLASS   $200.59         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  1.00%    SERVICE CLASS   $199.95         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  1.10%    SERVICE CLASS   $198.68          1
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  1.20%    SERVICE CLASS   $197.41         33
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  1.25%    SERVICE CLASS   $196.78          3
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  1.34%    SERVICE CLASS   $195.65         27

MFS(R) TECHNOLOGY PORTFOLIO...........................  0.50%    SERVICE CLASS   $238.34          4
MFS(R) TECHNOLOGY PORTFOLIO...........................  0.70%    SERVICE CLASS   $235.32          1
MFS(R) TECHNOLOGY PORTFOLIO...........................  0.80%    SERVICE CLASS   $233.82         --
MFS(R) TECHNOLOGY PORTFOLIO...........................  0.90%    SERVICE CLASS   $232.34         11
MFS(R) TECHNOLOGY PORTFOLIO...........................  0.95%    SERVICE CLASS   $231.60          5
MFS(R) TECHNOLOGY PORTFOLIO...........................  1.00%    SERVICE CLASS   $230.86         --
MFS(R) TECHNOLOGY PORTFOLIO...........................  1.10%    SERVICE CLASS   $229.39          6
MFS(R) TECHNOLOGY PORTFOLIO...........................  1.20%    SERVICE CLASS   $227.92        122
MFS(R) TECHNOLOGY PORTFOLIO...........................  1.25%    SERVICE CLASS   $227.20         23
MFS(R) TECHNOLOGY PORTFOLIO...........................  1.34%    SERVICE CLASS   $225.89        157
MFS(R) TECHNOLOGY PORTFOLIO...........................  1.45%    SERVICE CLASS   $175.04         --

MFS(R) UTILITIES SERIES...............................  0.40%    SERVICE CLASS   $131.36          7
MFS(R) UTILITIES SERIES...............................  0.50%    SERVICE CLASS   $166.65          1
MFS(R) UTILITIES SERIES...............................  0.70%    SERVICE CLASS   $164.54          1
MFS(R) UTILITIES SERIES...............................  0.80%    SERVICE CLASS   $163.50         --
MFS(R) UTILITIES SERIES...............................  0.90%    SERVICE CLASS   $162.46         29
MFS(R) UTILITIES SERIES...............................  0.95%    SERVICE CLASS   $161.94          8
MFS(R) UTILITIES SERIES...............................  1.00%    SERVICE CLASS   $161.43         --
MFS(R) UTILITIES SERIES...............................  1.10%    SERVICE CLASS   $160.40         10
MFS(R) UTILITIES SERIES...............................  1.20%    SERVICE CLASS   $159.37        220
MFS(R) UTILITIES SERIES...............................  1.25%    SERVICE CLASS   $158.86         74
MFS(R) UTILITIES SERIES...............................  1.34%    SERVICE CLASS   $157.95        260
MFS(R) UTILITIES SERIES...............................  1.45%    SERVICE CLASS   $128.04         --

MULTIMANAGER AGGRESSIVE EQUITY........................  0.70%          A         $137.60          8
MULTIMANAGER AGGRESSIVE EQUITY........................  0.90%          A         $167.39         16
MULTIMANAGER AGGRESSIVE EQUITY........................  0.90%          A         $167.41          2
MULTIMANAGER AGGRESSIVE EQUITY+.......................  0.90%          A         $168.38         16
MULTIMANAGER AGGRESSIVE EQUITY........................  1.20%          A         $143.80         12
MULTIMANAGER AGGRESSIVE EQUITY+.......................  1.34%          A         $125.61      3,425
MULTIMANAGER AGGRESSIVE EQUITY........................  1.35%          A         $210.01        441
MULTIMANAGER AGGRESSIVE EQUITY........................  1.35%          A         $221.11         10
MULTIMANAGER AGGRESSIVE EQUITY........................  1.45%          A         $115.17          3
MULTIMANAGER AGGRESSIVE EQUITY........................  0.50%          B         $127.29          1
MULTIMANAGER AGGRESSIVE EQUITY+.......................  0.90%          B         $103.63          8
MULTIMANAGER AGGRESSIVE EQUITY........................  0.90%          B         $123.74         15
MULTIMANAGER AGGRESSIVE EQUITY........................  0.95%          B         $129.39         39
MULTIMANAGER AGGRESSIVE EQUITY........................  1.00%          B         $243.00         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                       UNITS
                                CONTRACT                            OUTSTANDING
                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                -------- --------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY.  1.10%          B         $126.04         6
MULTIMANAGER AGGRESSIVE EQUITY.  1.20%          B         $116.64        97
MULTIMANAGER AGGRESSIVE EQUITY.  1.25%          B         $133.78        11
MULTIMANAGER AGGRESSIVE EQUITY.  1.30%          B         $154.63         2

MULTIMANAGER CORE BOND.........  0.40%          B         $104.09         3
MULTIMANAGER CORE BOND.........  0.50%          B         $166.18         7
MULTIMANAGER CORE BOND.........  0.70%          B         $161.23         2
MULTIMANAGER CORE BOND.........  0.80%          B         $126.44        --
MULTIMANAGER CORE BOND.........  0.90%          B         $156.43        19
MULTIMANAGER CORE BOND.........  0.95%          B         $155.26        74
MULTIMANAGER CORE BOND.........  1.00%          B         $154.09         1
MULTIMANAGER CORE BOND.........  1.10%          B         $151.77        36
MULTIMANAGER CORE BOND.........  1.20%          B         $149.48       211
MULTIMANAGER CORE BOND.........  1.25%          B         $130.01        81
MULTIMANAGER CORE BOND.........  1.30%          B         $128.49         4
MULTIMANAGER CORE BOND.........  1.34%          B         $146.34       355
MULTIMANAGER CORE BOND.........  1.35%          B         $146.11         1
MULTIMANAGER CORE BOND.........  1.45%          B         $143.91        --

MULTIMANAGER MID CAP GROWTH....  0.50%          B         $202.57        --
MULTIMANAGER MID CAP GROWTH....  0.70%          B         $196.54         1
MULTIMANAGER MID CAP GROWTH....  0.80%          B         $313.83        --
MULTIMANAGER MID CAP GROWTH....  0.90%          B         $190.69        11
MULTIMANAGER MID CAP GROWTH....  0.95%          B         $189.25        21
MULTIMANAGER MID CAP GROWTH....  1.00%          B         $187.83        --
MULTIMANAGER MID CAP GROWTH....  1.10%          B         $185.00         3
MULTIMANAGER MID CAP GROWTH....  1.20%          B         $182.21        30
MULTIMANAGER MID CAP GROWTH....  1.25%          B         $146.20        10
MULTIMANAGER MID CAP GROWTH....  1.30%          B         $169.36         1
MULTIMANAGER MID CAP GROWTH....  1.34%          B         $178.38       303
MULTIMANAGER MID CAP GROWTH....  1.34%          B         $266.77         6
MULTIMANAGER MID CAP GROWTH....  1.35%          B         $178.10        --
MULTIMANAGER MID CAP GROWTH....  1.45%          B         $175.41        --

MULTIMANAGER MID CAP VALUE.....  0.40%          B         $167.95         1
MULTIMANAGER MID CAP VALUE.....  0.50%          B         $255.35        --
MULTIMANAGER MID CAP VALUE.....  0.70%          B         $247.75        --
MULTIMANAGER MID CAP VALUE.....  0.80%          B         $321.03        --
MULTIMANAGER MID CAP VALUE.....  0.90%          B         $240.37        10
MULTIMANAGER MID CAP VALUE.....  0.95%          B         $238.56        16
MULTIMANAGER MID CAP VALUE.....  1.10%          B         $233.20         4
MULTIMANAGER MID CAP VALUE.....  1.20%          B         $229.68        23
MULTIMANAGER MID CAP VALUE.....  1.25%          B         $145.65         8
MULTIMANAGER MID CAP VALUE.....  1.30%          B         $167.06         1
MULTIMANAGER MID CAP VALUE.....  1.34%          B         $224.86       187
MULTIMANAGER MID CAP VALUE.....  1.34%          B         $286.33         4
MULTIMANAGER MID CAP VALUE.....  1.35%          B         $224.51        --
MULTIMANAGER MID CAP VALUE.....  1.45%          B         $221.12        --

MULTIMANAGER TECHNOLOGY........  0.50%          B         $236.30         1
MULTIMANAGER TECHNOLOGY........  0.70%          B         $229.26         1
MULTIMANAGER TECHNOLOGY........  0.70%          B         $260.13        --
MULTIMANAGER TECHNOLOGY........  0.80%          B         $350.26        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
MULTIMANAGER TECHNOLOGY.........................  0.90%          B         $222.44        15
MULTIMANAGER TECHNOLOGY.........................  0.95%          B         $220.76        24
MULTIMANAGER TECHNOLOGY.........................  1.00%          B         $219.10        --
MULTIMANAGER TECHNOLOGY.........................  1.10%          B         $215.81         9
MULTIMANAGER TECHNOLOGY.........................  1.20%          B         $212.55       115
MULTIMANAGER TECHNOLOGY.........................  1.25%          B         $176.10        19
MULTIMANAGER TECHNOLOGY.........................  1.30%          B         $206.53         2
MULTIMANAGER TECHNOLOGY.........................  1.34%          B         $208.08       498
MULTIMANAGER TECHNOLOGY.........................  1.34%          B         $323.06         4
MULTIMANAGER TECHNOLOGY.........................  1.35%          B         $207.76         1
MULTIMANAGER TECHNOLOGY.........................  1.45%          B         $204.62        --

OPPENHEIMER MAIN STREET FUND(R)/VA..............  0.50%    SERVICE CLASS   $200.86         4
OPPENHEIMER MAIN STREET FUND(R)/VA..............  0.80%    SERVICE CLASS   $196.84        --
OPPENHEIMER MAIN STREET FUND(R)/VA..............  0.90%    SERVICE CLASS   $195.52        --
OPPENHEIMER MAIN STREET FUND(R)/VA..............  1.10%    SERVICE CLASS   $192.90        --
OPPENHEIMER MAIN STREET FUND(R)/VA..............  1.20%    SERVICE CLASS   $191.59        17

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.00%    ADVISOR CLASS   $ 98.89        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.50%    ADVISOR CLASS   $ 69.09         1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.90%    ADVISOR CLASS   $ 67.25         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  1.00%    ADVISOR CLASS   $ 66.80        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  1.10%    ADVISOR CLASS   $ 66.35         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  1.20%    ADVISOR CLASS   $ 65.90       101

TARGET 2015 ALLOCATION..........................  0.40%          B         $123.50        --
TARGET 2015 ALLOCATION..........................  0.50%          B         $134.50         7
TARGET 2015 ALLOCATION..........................  0.70%          B         $131.74        --
TARGET 2015 ALLOCATION..........................  0.90%          B         $129.03        17
TARGET 2015 ALLOCATION..........................  0.95%          B         $128.36         3
TARGET 2015 ALLOCATION..........................  1.10%          B         $126.37         3
TARGET 2015 ALLOCATION..........................  1.20%          B         $125.06        30
TARGET 2015 ALLOCATION..........................  1.25%          B         $107.80        20
TARGET 2015 ALLOCATION..........................  1.34%          B         $123.24       100

TARGET 2025 ALLOCATION..........................  0.40%          B         $132.80        --
TARGET 2025 ALLOCATION..........................  0.50%          B         $141.76        10
TARGET 2025 ALLOCATION..........................  0.70%          B         $138.85         3
TARGET 2025 ALLOCATION..........................  0.90%          B         $135.99        36
TARGET 2025 ALLOCATION..........................  0.95%          B         $135.29         8
TARGET 2025 ALLOCATION..........................  1.00%          B         $134.59        --
TARGET 2025 ALLOCATION..........................  1.10%          B         $133.19        15
TARGET 2025 ALLOCATION..........................  1.20%          B         $131.80       111
TARGET 2025 ALLOCATION..........................  1.25%          B         $111.76        25
TARGET 2025 ALLOCATION..........................  1.34%          B         $129.89       253
TARGET 2025 ALLOCATION..........................  1.35%          B         $129.76        --
TARGET 2025 ALLOCATION..........................  1.45%          B         $128.41        --

TARGET 2035 ALLOCATION..........................  0.40%          B         $138.06         1
TARGET 2035 ALLOCATION..........................  0.50%          B         $145.54        10
TARGET 2035 ALLOCATION..........................  0.70%          B         $142.55         1
TARGET 2035 ALLOCATION..........................  0.90%          B         $139.61        26
TARGET 2035 ALLOCATION..........................  0.95%          B         $138.89         4
TARGET 2035 ALLOCATION..........................  1.00%          B         $138.17        --
TARGET 2035 ALLOCATION..........................  1.10%          B         $136.74         9

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2016

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
TARGET 2035 ALLOCATION.............  1.20%         B          $135.31       138
TARGET 2035 ALLOCATION.............  1.25%         B          $112.95        11
TARGET 2035 ALLOCATION.............  1.34%         B          $133.35       250
TARGET 2035 ALLOCATION.............  1.35%         B          $133.21        --
TARGET 2035 ALLOCATION.............  1.45%         B          $131.83        --

TARGET 2045 ALLOCATION.............  0.40%         B          $142.86        --
TARGET 2045 ALLOCATION.............  0.50%         B          $147.26         8
TARGET 2045 ALLOCATION.............  0.70%         B          $144.23        --
TARGET 2045 ALLOCATION.............  0.80%         B          $251.17        --
TARGET 2045 ALLOCATION.............  0.90%         B          $141.26        21
TARGET 2045 ALLOCATION.............  0.95%         B          $140.53         6
TARGET 2045 ALLOCATION.............  1.00%         B          $139.80        --
TARGET 2045 ALLOCATION.............  1.10%         B          $138.35        11
TARGET 2045 ALLOCATION.............  1.20%         B          $136.91       145
TARGET 2045 ALLOCATION.............  1.25%         B          $112.46         6
TARGET 2045 ALLOCATION.............  1.34%         B          $134.93       185
TARGET 2045 ALLOCATION.............  1.35%         B          $134.78        --
TARGET 2045 ALLOCATION.............  1.45%         B          $133.38        --

TARGET 2055 ALLOCATION.............  0.50%         B          $100.19         3
TARGET 2055 ALLOCATION.............  0.70%         B          $ 99.86        --
TARGET 2055 ALLOCATION.............  0.80%         B          $ 99.69        --
TARGET 2055 ALLOCATION.............  0.90%         B          $ 99.53         2
TARGET 2055 ALLOCATION.............  1.00%         B          $ 99.37        --
TARGET 2055 ALLOCATION.............  1.10%         B          $ 99.20        --
TARGET 2055 ALLOCATION.............  1.20%         B          $ 99.04        19
TARGET 2055 ALLOCATION.............  1.34%         B          $ 98.81         8

TEMPLETON GLOBAL BOND VIP FUND.....  0.50%      CLASS 2       $118.26        12
TEMPLETON GLOBAL BOND VIP FUND.....  0.70%      CLASS 2       $116.67        --
TEMPLETON GLOBAL BOND VIP FUND.....  0.80%      CLASS 2       $115.89         1
TEMPLETON GLOBAL BOND VIP FUND.....  0.90%      CLASS 2       $115.11         6
TEMPLETON GLOBAL BOND VIP FUND.....  1.00%      CLASS 2       $114.34         1
TEMPLETON GLOBAL BOND VIP FUND.....  1.10%      CLASS 2       $113.57         3
TEMPLETON GLOBAL BOND VIP FUND.....  1.20%      CLASS 2       $112.80       479

VANECK VIP GLOBAL HARD ASSETS FUND.  0.50%   CLASS S SHARES   $ 71.01         2
VANECK VIP GLOBAL HARD ASSETS FUND.  0.70%   CLASS S SHARES   $ 70.20         1
VANECK VIP GLOBAL HARD ASSETS FUND.  0.80%   CLASS S SHARES   $ 69.81        --
VANECK VIP GLOBAL HARD ASSETS FUND.  0.90%   CLASS S SHARES   $ 69.41        21
VANECK VIP GLOBAL HARD ASSETS FUND.  0.95%   CLASS S SHARES   $ 69.21        10
VANECK VIP GLOBAL HARD ASSETS FUND.  1.00%   CLASS S SHARES   $ 69.02        --
VANECK VIP GLOBAL HARD ASSETS FUND.  1.10%   CLASS S SHARES   $ 68.63        10
VANECK VIP GLOBAL HARD ASSETS FUND.  1.20%   CLASS S SHARES   $ 68.23       106
VANECK VIP GLOBAL HARD ASSETS FUND.  1.25%   CLASS S SHARES   $ 68.04        31
VANECK VIP GLOBAL HARD ASSETS FUND.  1.34%   CLASS S SHARES   $ 67.69       199
VANECK VIP GLOBAL HARD ASSETS FUND.  1.45%   CLASS S SHARES   $ 67.27        --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 or denoted by -.
+ In 2016, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++ This Variable Investment Option is subject to a non-guaranteed fee waiver.
   If the total return on any given day is negative, the contract charges will be waived in their entirety. In 2016, the contract charges were 0.00%.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2016




                                                                       1290 VT SOCIALLY     ALL ASSET        ALL ASSET
                                                                         RESPONSIBLE*   AGGRESSIVE-ALT 25* GROWTH-ALT 20*
                                                                       ---------------- ------------------ --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $  514,808        $ 119,332        $  761,558
  Expenses:
   Asset-based charges................................................       545,299          119,316           693,653
                                                                          ----------        ---------        ----------

NET INVESTMENT INCOME (LOSS)..........................................       (30,491)              16            67,905
                                                                          ----------        ---------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     2,543,641         (126,429)          147,379
   Net realized gain distribution from the Portfolios.................       872,938          111,273         1,202,300
                                                                          ----------        ---------        ----------
  Net realized gain (loss) on investments.............................     3,416,579          (15,156)        1,349,679
                                                                          ----------        ---------        ----------

  Net change in unrealized appreciation (depreciation) of investments.       178,895          890,089         3,036,626
                                                                          ----------        ---------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     3,595,474          874,933         4,386,305
                                                                          ----------        ---------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $3,564,983        $ 874,949        $4,454,210
                                                                          ==========        =========        ==========

                                                                                                        AMERICAN
                                                                                                         FUNDS
                                                                         ALL ASSET       AMERICAN      INSURANCE
                                                                          MODERATE    CENTURY VP MID SERIES(R) BOND
                                                                       GROWTH-ALT 15* CAP VALUE FUND    FUND/SM/
                                                                       -------------- -------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $114,312      $  547,729     $ 529,219
  Expenses:
   Asset-based charges................................................      83,464         398,457       359,501
                                                                          --------      ----------     ---------

NET INVESTMENT INCOME (LOSS)..........................................      30,848         149,272       169,718
                                                                          --------      ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     (53,013)        679,961      (121,988)
   Net realized gain distribution from the Portfolios.................      57,785       1,403,288       102,926
                                                                          --------      ----------     ---------
  Net realized gain (loss) on investments.............................       4,772       2,083,249       (19,062)
                                                                          --------      ----------     ---------

  Net change in unrealized appreciation (depreciation) of investments.     429,714       4,709,886        25,161
                                                                          --------      ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     434,486       6,793,135         6,099
                                                                          --------      ----------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $465,334      $6,942,407     $ 175,817
                                                                          ========      ==========     =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                         AXA 400     AXA 500    AXA 2000
                                                                         MANAGED     MANAGED     MANAGED   AXA AGGRESSIVE
                                                                       VOLATILITY* VOLATILITY* VOLATILITY*  ALLOCATION*
                                                                       ----------- ----------- ----------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   84,024  $  219,318   $ 36,470    $ 5,569,278
  Expenses:
   Asset-based charges................................................    111,222     206,667     53,886      7,133,490
                                                                       ----------  ----------   --------    -----------

NET INVESTMENT INCOME (LOSS)..........................................    (27,198)     12,651    (17,416)    (1,564,212)
                                                                       ----------  ----------   --------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    135,782     471,052      1,532      3,881,548
   Net realized gain distribution from the Portfolios.................    492,192     137,692     93,836     27,081,708
                                                                       ----------  ----------   --------    -----------
  Net realized gain (loss) on investments.............................    627,974     608,744     95,368     30,963,256
                                                                       ----------  ----------   --------    -----------

  Net change in unrealized appreciation (depreciation) of investments.  1,040,543   1,036,376    790,634     13,192,566
                                                                       ----------  ----------   --------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  1,668,517   1,645,120    886,002     44,155,822
                                                                       ----------  ----------   --------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $1,641,319  $1,657,771   $868,586    $42,591,610
                                                                       ==========  ==========   ========    ===========

                                                                                        AXA
                                                                       AXA BALANCED CONSERVATIVE
                                                                        STRATEGY*   ALLOCATION*
                                                                       ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $1,044,056   $1,082,883
  Expenses:
   Asset-based charges................................................   1,490,490    1,386,701
                                                                        ----------   ----------

NET INVESTMENT INCOME (LOSS)..........................................    (446,434)    (303,818)
                                                                        ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   1,017,718     (463,998)
   Net realized gain distribution from the Portfolios.................     674,129    1,461,640
                                                                        ----------   ----------
  Net realized gain (loss) on investments.............................   1,691,847      997,642
                                                                        ----------   ----------

  Net change in unrealized appreciation (depreciation) of investments.   4,228,892    1,187,936
                                                                        ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   5,920,739    2,185,578
                                                                        ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $5,474,305   $1,881,760
                                                                        ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                       AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE-PLUS
                                                                       GROWTH STRATEGY*    STRATEGY*          ALLOCATION*
                                                                       ---------------- ---------------- ---------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................     $217,544         $ 77,557          $1,912,186
  Expenses:
   Asset-based charges................................................      303,380          111,687           2,486,469
                                                                           --------         --------          ----------

NET INVESTMENT INCOME (LOSS)..........................................      (85,836)         (34,130)           (574,283)
                                                                           --------         --------          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      109,530           24,065             (86,764)
   Net realized gain distribution from the Portfolios.................      116,136           23,854           5,415,699
                                                                           --------         --------          ----------
  Net realized gain (loss) on investments.............................      225,666           47,919           5,328,935
                                                                           --------         --------          ----------

  Net change in unrealized appreciation (depreciation) of investments.      745,206          136,485           2,210,716
                                                                           --------         --------          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      970,872          184,404           7,539,651
                                                                           --------         --------          ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......     $885,036         $150,274          $6,965,368
                                                                           ========         ========          ==========

                                                                                                      AXA
                                                                         AXA GLOBAL              INTERNATIONAL
                                                                       EQUITY MANAGED AXA GROWTH CORE MANAGED
                                                                        VOLATILITY*   STRATEGY*   VOLATILITY*
                                                                       -------------- ---------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 3,203,226    $12,403    $   436,287
  Expenses:
   Asset-based charges................................................    4,494,857     15,058      1,924,597
                                                                        -----------    -------    -----------

NET INVESTMENT INCOME (LOSS)..........................................   (1,291,631)    (2,655)    (1,488,310)
                                                                        -----------    -------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   13,744,853      7,507       (584,581)
   Net realized gain distribution from the Portfolios.................           --     10,237             --
                                                                        -----------    -------    -----------
  Net realized gain (loss) on investments.............................   13,744,853     17,744       (584,581)
                                                                        -----------    -------    -----------

  Net change in unrealized appreciation (depreciation) of investments.   (1,660,315)    73,396        323,376
                                                                        -----------    -------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   12,084,538     91,140       (261,205)
                                                                        -----------    -------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $10,792,907    $88,485    $(1,749,515)
                                                                        ===========    =======    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                            AXA           AXA                    AXA LARGE CAP
                                                                       INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH
                                                                          MANAGED    VALUE MANAGED CORE MANAGED     MANAGED
                                                                        VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                                       ------------- ------------- ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $ 107,748    $   800,807   $  317,405   $  3,542,411
  Expenses:
   Asset-based charges................................................     104,412      2,178,063      369,257      8,211,583
                                                                         ---------    -----------   ----------   ------------

NET INVESTMENT INCOME (LOSS)..........................................       3,336     (1,377,256)     (51,852)    (4,669,172)
                                                                         ---------    -----------   ----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (214,005)       709,169    1,108,166     38,166,927
   Net realized gain distribution from the Portfolios.................          --             --      273,959     21,431,931
                                                                         ---------    -----------   ----------   ------------
  Net realized gain (loss) on investments.............................    (214,005)       709,169    1,382,125     59,598,858
                                                                         ---------    -----------   ----------   ------------

  Net change in unrealized appreciation (depreciation) of investments.     115,167       (455,370)   1,001,646    (29,629,929)
                                                                         ---------    -----------   ----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (98,838)       253,799    2,383,771     29,968,929
                                                                         ---------    -----------   ----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $ (95,502)   $(1,123,457)  $2,331,919   $ 25,299,757
                                                                         =========    ===========   ==========   ============

                                                                       AXA LARGE CAP  AXA MID CAP
                                                                       VALUE MANAGED VALUE MANAGED
                                                                        VOLATILITY*   VOLATILITY*
                                                                       ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 13,605,262   $ 5,792,994
  Expenses:
   Asset-based charges................................................   10,539,564     6,177,668
                                                                       ------------   -----------

NET INVESTMENT INCOME (LOSS)..........................................    3,065,698      (384,674)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   53,651,584    38,544,864
   Net realized gain distribution from the Portfolios.................           --            --
                                                                       ------------   -----------
  Net realized gain (loss) on investments.............................   53,651,584    38,544,864
                                                                       ------------   -----------

  Net change in unrealized appreciation (depreciation) of investments.   49,271,611    33,644,027
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  102,923,195    72,188,891
                                                                       ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $105,988,893   $71,804,217
                                                                       ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                    AXA MODERATE AXA MODERATE-
                                                                       AXA MODERATE    GROWTH        PLUS      AXA SMARTBETA
                                                                       ALLOCATION*   STRATEGY*    ALLOCATION*     EQUITY*
                                                                       ------------ ------------ ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $14,378,075   $  438,619   $ 9,510,205     $4,717
  Expenses:
   Asset-based charges................................................  20,328,446      526,232    13,118,169      2,616
   Less: Reduction for expense limitation.............................  (5,948,275)          --            --         --
                                                                       -----------   ----------   -----------     ------
   Net Expenses.......................................................  14,380,171      526,232    13,118,169      2,616
                                                                       -----------   ----------   -----------     ------

NET INVESTMENT INCOME (LOSS)..........................................      (2,096)     (87,613)   (3,607,964)     2,101
                                                                       -----------   ----------   -----------     ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (7,967,522)     124,187     7,896,990      1,068
   Net realized gain distribution from the Portfolios.................  50,524,320      312,398    45,182,122          5
                                                                       -----------   ----------   -----------     ------

  Net realized gain (loss) on investments.............................  42,556,798      436,585    53,079,112      1,073
                                                                       -----------   ----------   -----------     ------

  Net change in unrealized appreciation (depreciation) of investments.  26,995,642    2,301,245    11,870,277      6,681
                                                                       -----------   ----------   -----------     ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  69,552,440    2,737,830    64,949,389      7,754
                                                                       -----------   ----------   -----------     ------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $69,550,344   $2,650,217   $61,341,425     $9,855
                                                                       ===========   ==========   ===========     ======

                                                                         AXA/AB
                                                                        DYNAMIC
                                                                        MODERATE  AXA/AB SMALL
                                                                        GROWTH*   CAP GROWTH*
                                                                       ---------  ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  63,608  $ 1,166,518
  Expenses:
   Asset-based charges................................................   187,361    4,178,712
   Less: Reduction for expense limitation.............................        --           --
                                                                       ---------  -----------
   Net Expenses.......................................................   187,361    4,178,712
                                                                       ---------  -----------

NET INVESTMENT INCOME (LOSS)..........................................  (123,753)  (3,012,194)
                                                                       ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (26,846)     270,618
   Net realized gain distribution from the Portfolios.................   231,712   22,265,667
                                                                       ---------  -----------

  Net realized gain (loss) on investments.............................   204,866   22,536,285
                                                                       ---------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   332,586   15,611,951
                                                                       ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   537,452   38,148,236
                                                                       ---------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 413,699  $35,136,042
                                                                       =========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                                                   AXA/FRANKLIN
                                                                                       AXA/DOUBLELINE AXA/FRANKLIN  SMALL CAP
                                                                       AXA/CLEARBRIDGE OPPORTUNISTIC    BALANCED      VALUE
                                                                          LARGE CAP      CORE PLUS      MANAGED      MANAGED
                                                                           GROWTH*         BOND*      VOLATILITY*  VOLATILITY*
                                                                       --------------- -------------- ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $        --      $ 65,922     $2,173,122   $   64,036
  Expenses:
   Asset-based charges................................................     2,066,789        17,890      1,106,428      213,746
                                                                         -----------      --------     ----------   ----------

NET INVESTMENT INCOME (LOSS)..........................................    (2,066,789)       48,032      1,066,694     (149,710)
                                                                         -----------      --------     ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (5,770,313)        2,454      2,655,769    1,091,158
   Net realized gain distribution from the Portfolios.................       751,784            --             --           --
                                                                         -----------      --------     ----------   ----------
  Net realized gain (loss) on investments.............................    (5,018,529)        2,454      2,655,769    1,091,158
                                                                         -----------      --------     ----------   ----------

  Net change in unrealized appreciation (depreciation) of investments.     5,808,882       (28,132)     3,818,072    2,756,567
                                                                         -----------      --------     ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       790,353       (25,678)     6,473,841    3,847,725
                                                                         -----------      --------     ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $(1,276,436)     $ 22,354     $7,540,535   $3,698,015
                                                                         ===========      ========     ==========   ==========

                                                                       AXA/FRANKLIN
                                                                        TEMPLETON
                                                                        ALLOCATION  AXA/HORIZON
                                                                         MANAGED     SMALL CAP
                                                                       VOLATILITY*    VALUE*
                                                                       ------------ -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $1,106,645    $ 4,888
  Expenses:
   Asset-based charges................................................     857,546        977
                                                                        ----------    -------

NET INVESTMENT INCOME (LOSS)..........................................     249,099      3,911
                                                                        ----------    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   2,831,718         10
   Net realized gain distribution from the Portfolios.................     497,948     15,062
                                                                        ----------    -------
  Net realized gain (loss) on investments.............................   3,329,666     15,072
                                                                        ----------    -------

  Net change in unrealized appreciation (depreciation) of investments.   1,705,534     19,517
                                                                        ----------    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   5,035,200     34,589
                                                                        ----------    -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $5,284,299    $38,500
                                                                        ==========    =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                                      AXA/MUTUAL
                                                                                                      LARGE CAP    AXA/PACIFIC
                                                                         AXA/JANUS     AXA/LOOMIS   EQUITY MANAGED GLOBAL SMALL
                                                                        ENTERPRISE*  SAYLES GROWTH*  VOLATILITY*    CAP VALUE*
                                                                       ------------  -------------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $         --    $  188,141     $  566,949     $ 2,097
  Expenses:
   Asset-based charges................................................    3,132,510       649,334        331,157       1,781
                                                                       ------------    ----------     ----------     -------

NET INVESTMENT INCOME (LOSS)..........................................   (3,132,510)     (461,193)       235,792         316
                                                                       ------------    ----------     ----------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (1,578,437)     (495,710)     1,508,455      (4,776)
   Net realized gain distribution from the Portfolios.................      115,271     1,257,708             --          --
                                                                       ------------    ----------     ----------     -------
  Net realized gain (loss) on investments.............................   (1,463,166)      761,998      1,508,455      (4,776)
                                                                       ------------    ----------     ----------     -------

  Net change in unrealized appreciation (depreciation) of investments.   (9,818,837)    2,268,691      1,119,115      75,111
                                                                       ------------    ----------     ----------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (11,282,003)    3,030,689      2,627,570      70,335
                                                                       ------------    ----------     ----------     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(14,414,513)   $2,569,496     $2,863,362     $70,651
                                                                       ============    ==========     ==========     =======

                                                                       AXA/TEMPLETON
                                                                       GLOBAL EQUITY  CHARTER/SM/
                                                                          MANAGED    INTERNATIONAL
                                                                        VOLATILITY*    MODERATE*
                                                                       ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  294,044      $1,279
  Expenses:
   Asset-based charges................................................     538,078         303
                                                                        ----------      ------

NET INVESTMENT INCOME (LOSS)..........................................    (244,034)        976
                                                                        ----------      ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   1,766,506           2
   Net realized gain distribution from the Portfolios.................          --          --
                                                                        ----------      ------
  Net realized gain (loss) on investments.............................   1,766,506           2
                                                                        ----------      ------

  Net change in unrealized appreciation (depreciation) of investments.     108,094         113
                                                                        ----------      ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   1,874,600         115
                                                                        ----------      ------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $1,630,566      $1,091
                                                                        ==========      ======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                       CHARTER/SM/               CHARTER/SM/ CHARTER/SM/
                                                                       MULTI-SECTOR CHARTER/SM/  SMALL CAP    SMALL CAP
                                                                          BOND*     REAL ASSETS*  GROWTH*       VALUE*
                                                                       ------------ ------------ ----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 1,772,152    $ 3,199    $       --  $ 1,406,763
  Expenses:
   Asset-based charges................................................   1,140,454      1,165       505,261    1,339,331
   Less: Reduction for expense limitation.............................          --         --          (220)      (1,156)
                                                                       -----------    -------    ----------  -----------
   Net Expenses.......................................................   1,140,454      1,165       505,041    1,338,175
                                                                       -----------    -------    ----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................     631,698      2,034      (505,041)      68,588
                                                                       -----------    -------    ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (1,564,937)     3,636     2,033,651    4,799,198
   Net realized gain distribution from the Portfolios.................          --         --       729,103           --
                                                                       -----------    -------    ----------  -----------
  Net realized gain (loss) on investments.............................  (1,564,937)     3,636     2,762,754    4,799,198
                                                                       -----------    -------    ----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   2,469,760     (1,205)      723,263   17,950,301
                                                                       -----------    -------    ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     904,823      2,431     3,486,017   22,749,499
                                                                       -----------    -------    ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 1,536,521    $ 4,465    $2,980,976  $22,818,087
                                                                       ===========    =======    ==========  ===========

                                                                       EQ/BLACKROCK    EQ/BOSTON
                                                                       BASIC VALUE  ADVISORS EQUITY
                                                                         EQUITY*        INCOME*
                                                                       ------------ ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 10,472,648   $ 2,008,429
  Expenses:
   Asset-based charges................................................    8,632,418     1,253,000
   Less: Reduction for expense limitation.............................           --            --
                                                                       ------------   -----------
   Net Expenses.......................................................    8,632,418     1,253,000
                                                                       ------------   -----------

NET INVESTMENT INCOME (LOSS)..........................................    1,840,230       755,429
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   38,634,294     1,047,370
   Net realized gain distribution from the Portfolios.................           --    10,906,657
                                                                       ------------   -----------
  Net realized gain (loss) on investments.............................   38,634,294    11,954,027
                                                                       ------------   -----------

  Net change in unrealized appreciation (depreciation) of investments.   67,078,776    (1,395,672)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  105,713,070    10,558,355
                                                                       ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $107,553,300   $11,313,784
                                                                       ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                        EQ/CAPITAL                              EQ/EMERGING
                                                                         GUARDIAN    EQ/COMMON    EQ/CORE BOND MARKETS EQUITY
                                                                        RESEARCH*   STOCK INDEX*     INDEX*        PLUS*
                                                                       -----------  ------------  ------------ --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 1,660,092  $ 33,076,925   $1,739,326    $  44,698
  Expenses:
   Asset-based charges................................................   2,460,383    30,490,096    1,423,873       61,100
   Less: Reduction for expense limitation.............................          --    (5,742,102)          --           --
                                                                       -----------  ------------   ----------    ---------
   Net Expenses.......................................................   2,460,383    24,747,994    1,423,873       61,100
                                                                       -----------  ------------   ----------    ---------

NET INVESTMENT INCOME (LOSS)..........................................    (800,291)    8,328,931      315,453      (16,402)
                                                                       -----------  ------------   ----------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  13,814,289   102,074,741      380,375     (414,549)
   Net realized gain distribution from the Portfolios.................          --            --           --           --
                                                                       -----------  ------------   ----------    ---------
  Net realized gain (loss) on investments.............................  13,814,289   102,074,741      380,375     (414,549)
                                                                       -----------  ------------   ----------    ---------

  Net change in unrealized appreciation (depreciation) of investments.     (11,038)  102,914,685     (608,724)     769,817
                                                                       -----------  ------------   ----------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  13,803,251   204,989,426     (228,349)     355,268
                                                                       -----------  ------------   ----------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $13,002,960  $213,318,357   $   87,104    $ 338,866
                                                                       ===========  ============   ==========    =========

                                                                                       EQ/GAMCO
                                                                       EQ/EQUITY 500  MERGERS AND
                                                                          INDEX*     ACQUISITIONS*
                                                                       ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 20,424,616   $    1,053
  Expenses:
   Asset-based charges................................................   15,634,034      221,624
   Less: Reduction for expense limitation.............................           --           --
                                                                       ------------   ----------
   Net Expenses.......................................................   15,634,034      221,624
                                                                       ------------   ----------

NET INVESTMENT INCOME (LOSS)..........................................    4,790,582     (220,571)
                                                                       ------------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   57,251,612      106,550
   Net realized gain distribution from the Portfolios.................   16,139,447      880,526
                                                                       ------------   ----------
  Net realized gain (loss) on investments.............................   73,391,059      987,076
                                                                       ------------   ----------

  Net change in unrealized appreciation (depreciation) of investments.   39,258,111      308,535
                                                                       ------------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  112,649,170    1,295,611
                                                                       ------------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $117,439,752   $1,075,040
                                                                       ============   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                         EQ/GAMCO                               EQ/INTERMEDIATE
                                                                       SMALL COMPANY  EQ/GLOBAL   EQ/HIGH YIELD   GOVERNMENT
                                                                          VALUE*      BOND PLUS*      BOND*          BOND*
                                                                       ------------- -----------  ------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  3,911,404  $ 1,062,189    $ 420,273      $ 403,857
  Expenses:
   Asset-based charges................................................    9,451,173      729,860       82,969        769,152
   Less: Reduction for expense limitation.............................           --           --           --         (3,975)
                                                                       ------------  -----------    ---------      ---------
   Net Expenses.......................................................    9,451,173      729,860       82,969        765,177
                                                                       ------------  -----------    ---------      ---------

NET INVESTMENT INCOME (LOSS)..........................................   (5,539,769)     332,329      337,304       (361,320)
                                                                       ------------  -----------    ---------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   28,853,798   (1,315,612)    (149,226)       323,568
   Net realized gain distribution from the Portfolios.................   27,540,352      105,241           --        106,475
                                                                       ------------  -----------    ---------      ---------
  Net realized gain (loss) on investments.............................   56,394,150   (1,210,371)    (149,226)       430,043
                                                                       ------------  -----------    ---------      ---------

  Net change in unrealized appreciation (depreciation) of investments.  103,963,040      753,218      482,474       (533,189)
                                                                       ------------  -----------    ---------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  160,357,190     (457,153)     333,248       (103,146)
                                                                       ------------  -----------    ---------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $154,817,421  $  (124,824)   $ 670,552      $(464,466)
                                                                       ============  ===========    =========      =========

                                                                       EQ/INTERNATIONAL EQ/INVESCO
                                                                        EQUITY INDEX*   COMSTOCK*
                                                                       ---------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $ 9,287,646    $ 2,666,117
  Expenses:
   Asset-based charges................................................     4,476,197      1,355,187
   Less: Reduction for expense limitation.............................            --             --
                                                                         -----------    -----------
   Net Expenses.......................................................     4,476,197      1,355,187
                                                                         -----------    -----------

NET INVESTMENT INCOME (LOSS)..........................................     4,811,449      1,310,930
                                                                         -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (6,060,733)       849,284
   Net realized gain distribution from the Portfolios.................            --             --
                                                                         -----------    -----------
  Net realized gain (loss) on investments.............................    (6,060,733)       849,284
                                                                         -----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.     3,831,903     14,060,961
                                                                         -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (2,228,830)    14,910,245
                                                                         -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $ 2,582,619    $16,221,175
                                                                         ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                        EQ/JPMORGAN                                 EQ/MFS
                                                                           VALUE      EQ/LARGE CAP  EQ/LARGE CAP INTERNATIONAL
                                                                       OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*    GROWTH*
                                                                       -------------- ------------- ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   811,758    $ 2,098,912   $1,434,593   $1,029,004
  Expenses:
   Asset-based charges................................................      965,990      2,574,557      847,395    1,262,411
   Less: Reduction for expense limitation.............................           --             --           --           --
                                                                        -----------    -----------   ----------   ----------
   Net Expenses.......................................................      965,990      2,574,557      847,395    1,262,411
                                                                        -----------    -----------   ----------   ----------

NET INVESTMENT INCOME (LOSS)..........................................     (154,232)      (475,645)     587,198     (233,407)
                                                                        -----------    -----------   ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    5,727,773      9,151,924    3,962,924    1,383,153
   Net realized gain distribution from the Portfolios.................           --     11,018,161    2,177,480      188,716
                                                                        -----------    -----------   ----------   ----------
  Net realized gain (loss) on investments.............................    5,727,773     20,170,085    6,140,404    1,571,869
                                                                        -----------    -----------   ----------   ----------

  Net change in unrealized appreciation (depreciation) of investments.    9,397,815     (9,656,940)   3,114,645     (581,895)
                                                                        -----------    -----------   ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   15,125,588     10,513,145    9,255,049      989,974
                                                                        -----------    -----------   ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $14,971,356    $10,037,500   $9,842,247   $  756,567
                                                                        ===========    ===========   ==========   ==========

                                                                        EQ/MID CAP   EQ/MONEY
                                                                          INDEX*     MARKET*
                                                                       -----------  ---------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 5,563,334  $     391
  Expenses:
   Asset-based charges................................................   6,231,735    872,058
   Less: Reduction for expense limitation.............................          --       (464)
                                                                       -----------  ---------
   Net Expenses.......................................................   6,231,735    871,594
                                                                       -----------  ---------

NET INVESTMENT INCOME (LOSS)..........................................    (668,401)  (871,203)
                                                                       -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  34,563,457     (3,596)
   Net realized gain distribution from the Portfolios.................  27,428,955         75
                                                                       -----------  ---------
  Net realized gain (loss) on investments.............................  61,992,412     (3,521)
                                                                       -----------  ---------

  Net change in unrealized appreciation (depreciation) of investments.  24,482,729      3,512
                                                                       -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  86,475,141         (9)
                                                                       -----------  ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $85,806,740  $(871,212)
                                                                       ===========  =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                       EQ/PIMCO
                                                                       EQ/OPPENHEIMER GLOBAL REAL EQ/PIMCO ULTRA EQ/QUALITY
                                                                          GLOBAL*       RETURN*    SHORT BOND*   BOND PLUS*
                                                                       -------------- ----------- -------------- ----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   991,390   $1,190,415    $  846,118   $1,009,928
  Expenses:
   Asset-based charges................................................    1,492,089      240,418     1,066,114    1,140,537
                                                                        -----------   ----------    ----------   ----------

NET INVESTMENT INCOME (LOSS)..........................................     (500,699)     949,997      (219,996)    (130,609)
                                                                        -----------   ----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    6,045,869      (70,907)     (239,245)    (634,592)
   Net realized gain distribution from the Portfolios.................           --       46,733            --           --
                                                                        -----------   ----------    ----------   ----------
  Net realized gain (loss) on investments.............................    6,045,869      (24,174)     (239,245)    (634,592)
                                                                        -----------   ----------    ----------   ----------

  Net change in unrealized appreciation (depreciation) of investments.   (6,595,912)     658,446     1,073,991      783,424
                                                                        -----------   ----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (550,043)     634,272       834,746      148,832
                                                                        -----------   ----------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(1,050,742)  $1,584,269    $  614,750   $   18,223
                                                                        ===========   ==========    ==========   ==========

                                                                                       EQ/T. ROWE
                                                                          EQ/SMALL    PRICE GROWTH
                                                                       COMPANY INDEX*    STOCK*
                                                                       -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 2,806,565   $         --
  Expenses:
   Asset-based charges................................................    3,044,218      5,076,071
                                                                        -----------   ------------

NET INVESTMENT INCOME (LOSS)..........................................     (237,653)    (5,076,071)
                                                                        -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    1,447,809     30,481,120
   Net realized gain distribution from the Portfolios.................   16,037,751      7,579,714
                                                                        -----------   ------------
  Net realized gain (loss) on investments.............................   17,485,560     38,060,834
                                                                        -----------   ------------

  Net change in unrealized appreciation (depreciation) of investments.   27,173,803    (31,138,767)
                                                                        -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   44,659,363      6,922,067
                                                                        -----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $44,421,710   $  1,845,996
                                                                        ===========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                     FIDELITY(R) VIP FIDELITY(R) VIP
                                                                       EQ/UBS GROWTH  CONTRAFUND(R)   EQUITY-INCOME
                                                                         & INCOME*      PORTFOLIO       PORTFOLIO
                                                                       ------------- --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  267,831    $  2,092,051     $  205,513
  Expenses:
   Asset-based charges................................................     411,781       3,996,261         98,177
                                                                        ----------    ------------     ----------

NET INVESTMENT INCOME (LOSS)..........................................    (143,950)     (1,904,210)       107,336
                                                                        ----------    ------------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     235,096       9,122,363       (127,529)
   Net realized gain distribution from the Portfolios.................     806,904      24,893,796        530,159
                                                                        ----------    ------------     ----------
  Net realized gain (loss) on investments.............................   1,042,000      34,016,159        402,630
                                                                        ----------    ------------     ----------

  Net change in unrealized appreciation (depreciation) of investments.   1,820,383     (10,763,335)       883,718
                                                                        ----------    ------------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   2,862,383      23,252,824      1,286,348
                                                                        ----------    ------------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $2,718,433    $ 21,348,614     $1,393,684
                                                                        ==========    ============     ==========

                                                                                           GOLDMAN SACHS INVESCO V.I.
                                                                       FIDELITY(R) VIP MID  VIT MID CAP   DIVERSIFIED
                                                                          CAP PORTFOLIO     VALUE FUND   DIVIDEND FUND
                                                                       ------------------- ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................     $  117,692       $   545,528   $  259,722
  Expenses:
   Asset-based charges................................................        400,240           567,092      212,507
                                                                           ----------       -----------   ----------

NET INVESTMENT INCOME (LOSS)..........................................       (282,548)          (21,564)      47,215
                                                                           ----------       -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................       (191,555)       (2,482,011)     458,318
   Net realized gain distribution from the Portfolios.................      1,884,558            26,239           --
                                                                           ----------       -----------   ----------
  Net realized gain (loss) on investments.............................      1,693,003        (2,455,772)     458,318
                                                                           ----------       -----------   ----------

  Net change in unrealized appreciation (depreciation) of investments.      2,344,778         7,871,195    1,953,459
                                                                           ----------       -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      4,037,781         5,415,423    2,411,777
                                                                           ----------       -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......     $3,755,233       $ 5,393,859   $2,458,992
                                                                           ==========       ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                       INVESCO V.I.                   INVESCO V.I.
                                                                       GLOBAL REAL  INVESCO V.I. HIGH INTERNATIONAL
                                                                       ESTATE FUND     YIELD FUND      GROWTH FUND
                                                                       ------------ ----------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 1,094,315     $1,266,325      $   697,582
  Expenses:
   Asset-based charges................................................     917,252        375,510          703,588
                                                                       -----------     ----------      -----------

NET INVESTMENT INCOME (LOSS)..........................................     177,063        890,815           (6,006)
                                                                       -----------     ----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     558,737       (599,622         )859,215
   Net realized gain distribution from the Portfolios.................   1,483,968             --               --
                                                                       -----------     ----------      -----------
  Net realized gain (loss) on investments.............................   2,042,705       (599,622         )859,215
                                                                       -----------     ----------      -----------

  Net change in unrealized appreciation (depreciation) of investments.  (1,989,877)     2,465,213       (1,939,378)
                                                                       -----------     ----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      52,828      1,865,591       (1,080,163)
                                                                       -----------     ----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $   229,891     $2,756,406      $(1,086,169)
                                                                       ===========     ==========      ===========

                                                                       INVESCO V.I. MID INVESCO V.I.
                                                                           CAP CORE      SMALL CAP
                                                                         EQUITY FUND    EQUITY FUND  IVY VIP ENERGY
                                                                       ---------------- ------------ --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $       --     $      --    $    65,329
  Expenses:
   Asset-based charges................................................       205,256       108,263        589,163
                                                                          ----------     ---------    -----------

NET INVESTMENT INCOME (LOSS)..........................................      (205,256)     (108,263)      (523,834)
                                                                          ----------     ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................       (33,900)     (537,431)    (5,289,644)
   Net realized gain distribution from the Portfolios.................     1,132,550       662,908             --
                                                                          ----------     ---------    -----------
  Net realized gain (loss) on investments.............................     1,098,650       125,477     (5,289,644)
                                                                          ----------     ---------    -----------

  Net change in unrealized appreciation (depreciation) of investments.       983,259       858,738     20,239,395
                                                                          ----------     ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     2,081,909       984,215     14,949,751
                                                                          ----------     ---------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $1,876,653     $ 875,952    $14,425,917
                                                                          ==========     =========    ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                                                      LAZARD
                                                                                                                    RETIREMENT
                                                                                                                     EMERGING
                                                                       IVY VIP HIGH IVY VIP MID CAP IVY VIP SMALL MARKETS EQUITY
                                                                          INCOME        GROWTH       CAP GROWTH     PORTFOLIO
                                                                       ------------ --------------- ------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $12,716,523    $        --    $        --   $ 1,653,633
  Expenses:
   Asset-based charges................................................   2,157,936      1,188,954        240,321     1,848,028
                                                                       -----------    -----------    -----------   -----------

NET INVESTMENT INCOME (LOSS)..........................................  10,558,587     (1,188,954)      (240,321)     (194,395)
                                                                       -----------    -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (5,014,402)      (249,187)    (2,294,867)   (7,087,251)
   Net realized gain distribution from the Portfolios.................          --      5,118,192      2,071,118            --
                                                                       -----------    -----------    -----------   -----------
  Net realized gain (loss) on investments.............................  (5,014,402)     4,869,005       (223,749)   (7,087,251)
                                                                       -----------    -----------    -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.  18,813,995      1,015,950        883,873    33,067,003
                                                                       -----------    -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  13,799,593      5,884,955        660,124    25,979,752
                                                                       -----------    -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $24,358,180    $ 4,696,001    $   419,803   $25,785,357
                                                                       ===========    ===========    ===========   ===========

                                                                          MFS(R)
                                                                       INTERNATIONAL
                                                                           VALUE     MFS(R) INVESTORS
                                                                         PORTFOLIO     TRUST SERIES
                                                                       ------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 3,115,653     $   72,999
  Expenses:
   Asset-based charges................................................    3,272,381        155,554
                                                                        -----------     ----------

NET INVESTMENT INCOME (LOSS)..........................................     (156,728)       (82,555)
                                                                        -----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    7,554,546        119,100
   Net realized gain distribution from the Portfolios.................    6,299,478      1,423,773
                                                                        -----------     ----------
  Net realized gain (loss) on investments.............................   13,854,024      1,542,873
                                                                        -----------     ----------

  Net change in unrealized appreciation (depreciation) of investments.   (7,675,455)      (580,074)
                                                                        -----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    6,178,569        962,799
                                                                        -----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 6,021,841     $  880,244
                                                                        ===========     ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                          MFS(R)
                                                                       MASSACHUSETTS
                                                                         INVESTORS     MFS(R)                     MULTIMANAGER
                                                                       GROWTH STOCK  TECHNOLOGY  MFS(R) UTILITIES  AGGRESSIVE
                                                                         PORTFOLIO   PORTFOLIO        SERIES        EQUITY*
                                                                       ------------- ----------  ---------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   47,755   $       --    $ 3,477,913    $  2,962,716
  Expenses:
   Asset-based charges................................................     148,371      817,480      1,168,054       7,471,283
   Less: Reduction for expense limitation.............................          --           --             --      (2,528,300)
                                                                        ----------   ----------    -----------    ------------
   Net Expenses.......................................................     148,371      817,480      1,168,054       4,942,983
                                                                        ----------   ----------    -----------    ------------

NET INVESTMENT INCOME (LOSS)..........................................    (100,616)    (817,480)     2,309,859      (1,980,267)
                                                                        ----------   ----------    -----------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     (36,958)   3,373,518     (4,159,318)     29,434,849
   Net realized gain distribution from the Portfolios.................   1,444,739    1,903,382      2,208,914              --
                                                                        ----------   ----------    -----------    ------------
  Net realized gain (loss) on investments.............................   1,407,781    5,276,900     (1,950,404)     29,434,849
                                                                        ----------   ----------    -----------    ------------

  Net change in unrealized appreciation (depreciation) of investments.    (817,482)     311,804      8,141,160     (14,510,194)
                                                                        ----------   ----------    -----------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     590,299    5,588,704      6,190,756      14,924,655
                                                                        ----------   ----------    -----------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $  489,683   $4,771,224    $ 8,500,615    $ 12,944,388
                                                                        ==========   ==========    ===========    ============


                                                                                    MULTIMANAGER
                                                                       MULTIMANAGER   MID CAP
                                                                        CORE BOND*    GROWTH*
                                                                       ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 2,515,203  $    66,665
  Expenses:
   Asset-based charges................................................   1,479,578      881,878
   Less: Reduction for expense limitation.............................          --           --
                                                                       -----------  -----------
   Net Expenses.......................................................   1,479,578      881,878
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................   1,035,625     (815,213)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (1,369,698)  (1,585,930)
   Net realized gain distribution from the Portfolios.................     116,520    1,551,332
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................  (1,253,178)     (34,598)
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   1,933,362    4,322,323
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     680,184    4,287,725
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 1,715,809  $ 3,472,512
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                                                   PIMCO
                                                                                                               COMMODITYREAL
                                                                                                   OPPENHEIMER   RETURN(R)
                                                                        MULTIMANAGER  MULTIMANAGER MAIN STREET   STRATEGY
                                                                       MID CAP VALUE* TECHNOLOGY*  FUND(R)/VA    PORTFOLIO
                                                                       -------------- ------------ ----------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $  548,846   $     9,583   $ 28,571    $   63,647
  Expenses:
   Asset-based charges................................................      680,348     1,842,838     35,467        73,680
                                                                         ----------   -----------   --------    ----------

NET INVESTMENT INCOME (LOSS)..........................................     (131,502)   (1,833,255)    (6,896)      (10,033)
                                                                         ----------   -----------   --------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    3,149,915    11,047,424     30,961      (872,688)
   Net realized gain distribution from the Portfolios.................           --     7,260,125    398,513            --
                                                                         ----------   -----------   --------    ----------
  Net realized gain (loss) on investments.............................    3,149,915    18,307,549    429,474      (872,688)
                                                                         ----------   -----------   --------    ----------

  Net change in unrealized appreciation (depreciation) of investments.    5,745,210    (6,122,208)   (68,519)    1,679,043
                                                                         ----------   -----------   --------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    8,895,125    12,185,341    360,955       806,355
                                                                         ----------   -----------   --------    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $8,763,623   $10,352,086   $354,059    $  796,322
                                                                         ==========   ===========   ========    ==========



                                                                       TARGET 2015 TARGET 2025
                                                                       ALLOCATION* ALLOCATION*
                                                                       ----------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 322,972  $  849,442
  Expenses:
   Asset-based charges................................................    279,766     699,960
                                                                        ---------  ----------

NET INVESTMENT INCOME (LOSS)..........................................     43,206     149,482
                                                                        ---------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (310,139)    665,183
   Net realized gain distribution from the Portfolios.................    429,718          --
                                                                        ---------  ----------
  Net realized gain (loss) on investments.............................    119,579     665,183
                                                                        ---------  ----------

  Net change in unrealized appreciation (depreciation) of investments.    798,698   2,665,042
                                                                        ---------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    918,277   3,330,225
                                                                        ---------  ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 961,483  $3,479,707
                                                                        =========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                                            TEMPLETON
                                                                       TARGET 2035 TARGET 2045 TARGET 2055 GLOBAL BOND
                                                                       ALLOCATION* ALLOCATION* ALLOCATION*  VIP FUND
                                                                       ----------- ----------- ----------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  814,582  $  688,618   $ 36,635   $        --
  Expenses:
   Asset-based charges................................................    687,200     578,417     18,988       597,144
                                                                       ----------  ----------   --------   -----------

NET INVESTMENT INCOME (LOSS)..........................................    127,382     110,201     17,647      (597,144)
                                                                       ----------  ----------   --------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    547,956     647,109     (1,982)   (2,085,478)
   Net realized gain distribution from the Portfolios.................         --          --    130,041        43,037
                                                                       ----------  ----------   --------   -----------
  Net realized gain (loss) on investments.............................    547,956     647,109    128,059    (2,042,441)
                                                                       ----------  ----------   --------   -----------

  Net change in unrealized appreciation (depreciation) of investments.  3,033,540   2,779,050     49,879     3,796,656
                                                                       ----------  ----------   --------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  3,581,496   3,426,159    177,938     1,754,215
                                                                       ----------  ----------   --------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $3,708,878  $3,536,360   $195,585   $ 1,157,071
                                                                       ==========  ==========   ========   ===========

                                                                       VANECK VIP
                                                                       GLOBAL HARD
                                                                       ASSETS FUND
                                                                       -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    76,346
  Expenses:
   Asset-based charges................................................     261,049
                                                                       -----------

NET INVESTMENT INCOME (LOSS)..........................................    (184,703)
                                                                       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (4,033,398)
   Net realized gain distribution from the Portfolios.................          --
                                                                       -----------
  Net realized gain (loss) on investments.............................  (4,033,398)
                                                                       -----------

  Net change in unrealized appreciation (depreciation) of investments.  11,213,758
                                                                       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   7,180,360
                                                                       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 6,995,657
                                                                       ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                1290 VT SOCIALLY
                                                                                                  RESPONSIBLE*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (30,491) $  (118,041)
  Net realized gain (loss) on investments..................................................   3,416,579    9,343,866
  Net change in unrealized appreciation (depreciation) of investments......................     178,895   (9,588,431)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   3,564,983     (362,606)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,543,974    3,581,757
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,375,930)     315,079
  Redemptions for contract benefits and terminations.......................................  (3,290,564)  (3,347,392)
  Contract maintenance charges.............................................................     (35,761)     (36,679)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (1,158,281)     512,765
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   2,406,702      150,159
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  43,216,640   43,066,481
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $45,623,342  $43,216,640
                                                                                            ===========  ===========

                                                                                                   ALL ASSET
                                                                                               AGGRESSIVE-ALT 25*
                                                                                            -----------------------
                                                                                                2016        2015
                                                                                            -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $        16  $  (22,322)
  Net realized gain (loss) on investments..................................................     (15,156)     70,037
  Net change in unrealized appreciation (depreciation) of investments......................     890,089    (531,819)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     874,949    (484,104)
                                                                                            -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,527,500   2,491,151
  Transfers between Variable Investment Options including guaranteed interest account, net.     945,299   1,165,901
  Redemptions for contract benefits and terminations.......................................    (433,863)   (208,094)
  Contract maintenance charges.............................................................     (18,743)    (13,765)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   3,020,193   3,435,193
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --       1,800
                                                                                            -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   3,895,142   2,952,889
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   8,033,867   5,080,978
                                                                                            -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $11,929,009  $8,033,867
                                                                                            ===========  ==========

                                                                                                    ALL ASSET
                                                                                                 GROWTH-ALT 20*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    67,905  $  (232,822)
  Net realized gain (loss) on investments..................................................   1,349,679    2,409,286
  Net change in unrealized appreciation (depreciation) of investments......................   3,036,626   (5,040,309)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   4,454,210   (2,863,845)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   8,508,445    8,787,300
  Transfers between Variable Investment Options including guaranteed interest account, net.  (3,535,217)  (3,949,026)
  Redemptions for contract benefits and terminations.......................................  (3,064,681)  (4,265,364)
  Contract maintenance charges.............................................................     (64,247)     (60,485)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   1,844,300      512,425
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   6,298,510   (2,351,420)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  52,828,026   55,179,446
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $59,126,536  $52,828,026
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                                              ALL ASSET MODERATE
                                                                                                GROWTH-ALT 15*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   30,848  $  (13,005)
  Net realized gain (loss) on investments..................................................      4,772      35,162
  Net change in unrealized appreciation (depreciation) of investments......................    429,714    (306,085)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    465,334    (283,928)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  2,168,860   2,081,982
  Transfers between Variable Investment Options including guaranteed interest account, net.    388,981     937,936
  Redemptions for contract benefits and terminations.......................................   (529,089)   (411,467)
  Contract maintenance charges.............................................................    (12,917)     (6,898)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  2,015,835   2,601,553
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        (12)         12
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  2,481,157   2,317,637
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  5,511,570   3,193,933
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $7,992,727  $5,511,570
                                                                                            ==========  ==========

                                                                                               AMERICAN CENTURY VP
                                                                                               MID CAP VALUE FUND
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   149,272  $    65,341
  Net realized gain (loss) on investments..................................................   2,083,249    1,562,335
  Net change in unrealized appreciation (depreciation) of investments......................   4,709,886   (2,283,043)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   6,942,407     (655,367)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  12,647,768    8,150,808
  Transfers between Variable Investment Options including guaranteed interest account, net.   4,240,928    2,476,303
  Redemptions for contract benefits and terminations.......................................  (1,423,364)    (696,639)
  Contract maintenance charges.............................................................     (41,220)     (24,371)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  15,424,112    9,906,101
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         (83)         538
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  22,366,436    9,251,272
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  24,826,563   15,575,291
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $47,192,999  $24,826,563
                                                                                            ===========  ===========

                                                                                                 AMERICAN FUNDS
                                                                                               INSURANCE SERIES(R)
                                                                                                  BOND FUND/SM/
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   169,718  $   142,035
  Net realized gain (loss) on investments..................................................     (19,062)     334,890
  Net change in unrealized appreciation (depreciation) of investments......................      25,161     (839,154)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     175,817     (362,229)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   8,598,355    6,586,292
  Transfers between Variable Investment Options including guaranteed interest account, net.   5,211,730    7,142,543
  Redemptions for contract benefits and terminations.......................................  (2,206,361)  (1,937,918)
  Contract maintenance charges.............................................................     (20,774)     (10,723)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  11,582,950   11,780,194
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         268          961
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  11,759,035   11,418,926
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  24,490,333   13,071,407
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $36,249,368  $24,490,333
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                 AXA 400 MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (27,198) $   (49,574)
  Net realized gain (loss) on investments..................................................     627,974      743,294
  Net change in unrealized appreciation (depreciation) of investments......................   1,040,543   (1,032,876)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   1,641,319     (339,156)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,582,400    1,064,750
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,112,836      261,222
  Redemptions for contract benefits and terminations.......................................    (459,258)    (653,570)
  Contract maintenance charges.............................................................      (7,814)      (6,046)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   3,228,164      666,356
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   4,869,483      327,200
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   7,382,641    7,055,441
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $12,252,124  $ 7,382,641
                                                                                            ===========  ===========

                                                                                                 AXA 500 MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    12,651  $   (38,973)
  Net realized gain (loss) on investments..................................................     608,744      820,060
  Net change in unrealized appreciation (depreciation) of investments......................   1,036,376     (894,623)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   1,657,771     (113,536)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,951,869    2,070,038
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,386,412      988,791
  Redemptions for contract benefits and terminations.......................................  (1,191,818)  (1,145,021)
  Contract maintenance charges.............................................................     (14,665)     (11,885)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   3,131,798    1,901,923
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        (110)         114
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   4,789,459    1,788,501
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  14,631,749   12,843,248
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $19,421,208  $14,631,749
                                                                                            ===========  ===========

                                                                                               AXA 2000 MANAGED
                                                                                                  VOLATILITY*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (17,416) $  (34,426)
  Net realized gain (loss) on investments..................................................     95,368     254,147
  Net change in unrealized appreciation (depreciation) of investments......................    790,634    (494,315)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    868,586    (274,594)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    770,588     647,526
  Transfers between Variable Investment Options including guaranteed interest account, net.    551,058     274,990
  Redemptions for contract benefits and terminations.......................................   (342,733)   (443,907)
  Contract maintenance charges.............................................................     (3,996)     (2,861)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    974,917     475,748
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         --          --
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,843,503     201,154
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  4,016,281   3,815,127
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $5,859,784  $4,016,281
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                  AXA AGGRESSIVE
                                                                                                    ALLOCATION*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (1,564,212) $ (1,648,653)
  Net realized gain (loss) on investments..................................................   30,963,256    47,841,909
  Net change in unrealized appreciation (depreciation) of investments......................   13,192,566   (63,571,860)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   42,591,610   (17,378,604)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   65,583,806    67,857,691
  Transfers between Variable Investment Options including guaranteed interest account, net.  (27,761,371)  (23,220,035)
  Redemptions for contract benefits and terminations.......................................  (36,003,237)  (33,860,329)
  Contract maintenance charges.............................................................     (938,281)     (933,840)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........      880,917     9,843,487
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   43,472,527    (7,535,117)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  567,405,984   574,941,101
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $610,878,511  $567,405,984
                                                                                            ============  ============

                                                                                                   AXA BALANCED
                                                                                                     STRATEGY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (446,434) $   (277,338)
  Net realized gain (loss) on investments..................................................    1,691,847     1,992,062
  Net change in unrealized appreciation (depreciation) of investments......................    4,228,892    (3,891,385)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    5,474,305    (2,176,661)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   18,926,042    17,566,539
  Transfers between Variable Investment Options including guaranteed interest account, net.     (987,591)    1,786,811
  Redemptions for contract benefits and terminations.......................................   (6,404,864)   (5,563,145)
  Contract maintenance charges.............................................................   (1,105,456)     (949,364)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   10,428,131    12,840,841
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   15,902,436    10,664,180
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  109,031,875    98,367,695
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $124,934,311  $109,031,875
                                                                                            ============  ============

                                                                                                 AXA CONSERVATIVE
                                                                                                    ALLOCATION*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (303,818) $   (493,349)
  Net realized gain (loss) on investments..................................................      997,642     1,963,530
  Net change in unrealized appreciation (depreciation) of investments......................    1,187,936    (3,127,629)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    1,881,760    (1,657,448)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   11,533,183    12,537,302
  Transfers between Variable Investment Options including guaranteed interest account, net.   (2,356,848)   (4,135,785)
  Redemptions for contract benefits and terminations.......................................  (12,259,972)  (13,968,148)
  Contract maintenance charges.............................................................     (196,629)     (195,593)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (3,280,266)   (5,762,224)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (1,398,506)   (7,419,672)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  113,615,991   121,035,663
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $112,217,485  $113,615,991
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                AXA CONSERVATIVE
                                                                                                GROWTH STRATEGY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (85,836) $   (53,792)
  Net realized gain (loss) on investments..................................................     225,666      376,823
  Net change in unrealized appreciation (depreciation) of investments......................     745,206     (703,988)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     885,036     (380,957)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,681,838    4,946,715
  Transfers between Variable Investment Options including guaranteed interest account, net.    (675,143)     624,493
  Redemptions for contract benefits and terminations.......................................  (1,231,965)  (1,944,142)
  Contract maintenance charges.............................................................    (128,555)    (115,215)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   2,646,175    3,511,851
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         848          500
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   3,532,059    3,131,394
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  22,059,274   18,927,880
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $25,591,333  $22,059,274
                                                                                            ===========  ===========

                                                                                               AXA CONSERVATIVE
                                                                                                   STRATEGY*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (34,130) $  (30,041)
  Net realized gain (loss) on investments..................................................     47,919      66,951
  Net change in unrealized appreciation (depreciation) of investments......................    136,485    (150,391)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    150,274    (113,481)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,840,438   1,647,301
  Transfers between Variable Investment Options including guaranteed interest account, net.    567,196     649,258
  Redemptions for contract benefits and terminations.......................................   (954,441)   (941,534)
  Contract maintenance charges.............................................................    (55,623)    (46,296)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  1,397,570   1,308,729
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          6          67
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,547,850   1,195,315
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  8,166,431   6,971,116
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $9,714,281  $8,166,431
                                                                                            ==========  ==========

                                                                                               AXA CONSERVATIVE-PLUS
                                                                                                    ALLOCATION*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (574,283) $   (826,297)
  Net realized gain (loss) on investments..................................................    5,328,935     8,491,114
  Net change in unrealized appreciation (depreciation) of investments......................    2,210,716   (11,544,874)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    6,965,368    (3,880,057)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   26,003,498    29,963,982
  Transfers between Variable Investment Options including guaranteed interest account, net.   (9,247,407)   (9,031,071)
  Redemptions for contract benefits and terminations.......................................  (19,413,567)  (22,559,492)
  Contract maintenance charges.............................................................     (395,875)     (394,974)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (3,053,351)   (2,021,555)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    3,912,017    (5,901,612)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  202,534,879   208,436,491
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $206,446,896  $202,534,879
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                                                 AXA GLOBAL EQUITY
                                                                                                MANAGED VOLATILITY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (1,291,631) $ (1,586,162)
  Net realized gain (loss) on investments..................................................   13,744,853    15,160,473
  Net change in unrealized appreciation (depreciation) of investments......................   (1,660,315)  (24,327,235)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   10,792,907   (10,752,924)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   22,512,278    24,305,138
  Transfers between Variable Investment Options including guaranteed interest account, net.  (22,977,107)  (18,318,499)
  Redemptions for contract benefits and terminations.......................................  (25,341,185)  (29,477,398)
  Contract maintenance charges.............................................................     (233,420)     (256,514)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (26,039,434)  (23,747,273)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (15,246,527)  (34,500,197)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  364,007,885   398,508,082
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $348,761,358  $364,007,885
                                                                                            ============  ============


                                                                                             AXA GROWTH STRATEGY*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (2,655) $     (176)
  Net realized gain (loss) on investments..................................................     17,744      25,515
  Net change in unrealized appreciation (depreciation) of investments......................     73,396     (51,332)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     88,485     (25,993)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      7,000      27,000
  Transfers between Variable Investment Options including guaranteed interest account, net.         --          --
  Redemptions for contract benefits and terminations.......................................    (17,694)    (31,504)
  Contract maintenance charges.............................................................         --          (3)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    (10,694)     (4,507)
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         --         (14)
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     77,791     (30,514)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,292,134   1,322,648
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,369,925  $1,292,134
                                                                                            ==========  ==========

                                                                                                 AXA INTERNATIONAL
                                                                                                   CORE MANAGED
                                                                                                    VOLATILITY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (1,488,310) $ (2,123,359)
  Net realized gain (loss) on investments..................................................     (584,581)    2,508,135
  Net change in unrealized appreciation (depreciation) of investments......................      323,376    (9,532,077)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (1,749,515)   (9,147,301)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   12,360,548    13,789,615
  Transfers between Variable Investment Options including guaranteed interest account, net.   (7,486,008)   (6,752,215)
  Redemptions for contract benefits and terminations.......................................  (11,764,541)  (14,345,963)
  Contract maintenance charges.............................................................     (106,165)     (120,300)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (6,996,166)   (7,428,863)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           82           (81)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (8,745,599)  (16,576,245)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  159,229,186   175,805,431
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $150,483,587  $159,229,186
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                                               AXA INTERNATIONAL
                                                                                              MANAGED VOLATILITY*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    3,336  $  (98,152)
  Net realized gain (loss) on investments..................................................   (214,005)    390,359
  Net change in unrealized appreciation (depreciation) of investments......................    115,167    (649,052)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (95,502)   (356,845)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,326,292   1,369,391
  Transfers between Variable Investment Options including guaranteed interest account, net.   (421,193)    801,407
  Redemptions for contract benefits and terminations.......................................   (536,787)   (529,568)
  Contract maintenance charges.............................................................     (7,550)     (6,949)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    360,762   1,634,281
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         --          --
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    265,260   1,277,436
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  8,447,192   7,169,756
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $8,712,452  $8,447,192
                                                                                            ==========  ==========

                                                                                                 AXA INTERNATIONAL
                                                                                                   VALUE MANAGED
                                                                                                    VOLATILITY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (1,377,256) $ (2,331,324)
  Net realized gain (loss) on investments..................................................      709,169     5,274,051
  Net change in unrealized appreciation (depreciation) of investments......................     (455,370)  (10,897,653)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (1,123,457)   (7,954,926)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   11,421,319    12,589,321
  Transfers between Variable Investment Options including guaranteed interest account, net.   (8,153,841)   (6,932,033)
  Redemptions for contract benefits and terminations.......................................  (12,014,970)  (15,456,130)
  Contract maintenance charges.............................................................     (115,851)     (132,571)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (8,863,343)   (9,931,413)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           (4)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (9,986,804)  (17,886,339)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  180,173,574   198,059,913
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $170,186,770  $180,173,574
                                                                                            ============  ============

                                                                                               AXA LARGE CAP CORE
                                                                                               MANAGED VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (51,852) $  (114,824)
  Net realized gain (loss) on investments..................................................   1,382,125    1,929,818
  Net change in unrealized appreciation (depreciation) of investments......................   1,001,646   (2,057,803)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   2,331,919     (242,809)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,458,670    1,738,667
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,287,695)    (961,017)
  Redemptions for contract benefits and terminations.......................................  (2,514,739)  (3,060,724)
  Contract maintenance charges.............................................................     (18,369)     (18,418)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (2,362,133)  (2,301,492)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     (30,214)  (2,544,301)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  29,460,723   32,005,024
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $29,430,509  $29,460,723
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                               AXA LARGE CAP GROWTH
                                                                                                MANAGED VOLATILITY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (4,669,172) $ (6,884,749)
  Net realized gain (loss) on investments..................................................   59,598,858    73,870,937
  Net change in unrealized appreciation (depreciation) of investments......................  (29,629,929)  (48,808,750)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   25,299,757    18,177,438
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   27,414,085    29,170,580
  Transfers between Variable Investment Options including guaranteed interest account, net.  (28,661,170)  (25,368,034)
  Redemptions for contract benefits and terminations.......................................  (44,212,808)  (46,915,253)
  Contract maintenance charges.............................................................     (416,110)     (446,116)
  Adjustments to net assets allocated to contracts in payout period........................           --            --
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (45,876,003)  (43,558,823)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           (6)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (20,576,252)  (25,381,385)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  652,082,312   677,463,697
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $631,506,060  $652,082,312
                                                                                            ============  ============

                                                                                                AXA LARGE CAP VALUE
                                                                                                MANAGED VOLATILITY*
                                                                                            ---------------------------
                                                                                                2016           2015
                                                                                            ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  3,065,698  $   2,315,025
  Net realized gain (loss) on investments..................................................   53,651,584     30,450,271
  Net change in unrealized appreciation (depreciation) of investments......................   49,271,611    (78,936,335)
                                                                                            ------------  -------------

  Net increase (decrease) in net assets resulting from operations..........................  105,988,893    (46,171,039)
                                                                                            ------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   29,545,468     32,528,527
  Transfers between Variable Investment Options including guaranteed interest account, net.  (33,109,014)   (26,997,322)
  Redemptions for contract benefits and terminations.......................................  (61,629,911)   (68,273,876)
  Contract maintenance charges.............................................................     (500,051)      (539,605)
  Adjustments to net assets allocated to contracts in payout period........................      (50,667)       674,789
                                                                                            ------------  -------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (65,744,175)   (62,607,487)
                                                                                            ------------  -------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........       50,666       (674,789)
                                                                                            ------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   40,295,384   (109,453,315)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  811,270,090    920,723,405
                                                                                            ------------  -------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $851,565,474  $ 811,270,090
                                                                                            ============  =============

                                                                                                 AXA MID CAP VALUE
                                                                                                MANAGED VOLATILITY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (384,674) $ (2,832,215)
  Net realized gain (loss) on investments..................................................   38,544,864    43,136,121
  Net change in unrealized appreciation (depreciation) of investments......................   33,644,027   (63,820,929)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   71,804,217   (23,517,023)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   20,069,685    21,889,538
  Transfers between Variable Investment Options including guaranteed interest account, net.  (19,970,160)  (17,662,925)
  Redemptions for contract benefits and terminations.......................................  (33,613,837)  (38,044,812)
  Contract maintenance charges.............................................................     (290,166)     (312,825)
  Adjustments to net assets allocated to contracts in payout period........................           --            --
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (33,804,478)  (34,131,024)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           (8)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   37,999,731   (57,648,047)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  467,193,849   524,841,896
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $505,193,580  $467,193,849
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                     AXA MODERATE
                                                                                                      ALLOCATION*
                                                                                            ------------------------------
                                                                                                 2016            2015
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $       (2,096) $   (2,792,347)
  Net realized gain (loss) on investments..................................................     42,556,798      61,101,192
  Net change in unrealized appreciation (depreciation) of investments......................     26,995,642     (88,586,489)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................     69,550,344     (30,277,644)
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    125,750,581     132,657,188
  Transfers between Variable Investment Options including guaranteed interest account, net.    (67,514,962)    (57,115,033)
  Redemptions for contract benefits and terminations.......................................   (129,518,681)   (140,945,412)
  Contract maintenance charges.............................................................     (2,091,545)     (2,107,058)
  Adjustments to net assets allocated to contracts in payout period........................         58,580         641,530
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    (73,316,027)    (66,868,785)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        (19,271)        663,257
                                                                                            --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     (3,784,954)    (96,483,172)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,613,751,925   1,710,235,097
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,609,966,971  $1,613,751,925
                                                                                            ==============  ==============

                                                                                                  AXA MODERATE
                                                                                                GROWTH STRATEGY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (87,613) $     6,309
  Net realized gain (loss) on investments..................................................     436,585      567,420
  Net change in unrealized appreciation (depreciation) of investments......................   2,301,245   (1,357,790)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   2,650,217     (784,061)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  13,785,425   13,758,522
  Transfers between Variable Investment Options including guaranteed interest account, net.    (452,977)   1,023,202
  Redemptions for contract benefits and terminations.......................................  (2,277,550)  (2,236,123)
  Contract maintenance charges.............................................................    (121,446)     (83,846)
  Adjustments to net assets allocated to contracts in payout period........................          --           --
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  10,933,452   12,461,755
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           5           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  13,583,674   11,677,694
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  37,075,331   25,397,637
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $50,659,005  $37,075,331
                                                                                            ===========  ===========

                                                                                                   AXA MODERATE-PLUS
                                                                                                      ALLOCATION*
                                                                                            ------------------------------
                                                                                                 2016            2015
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (3,607,964) $   (3,847,951)
  Net realized gain (loss) on investments..................................................     53,079,112      65,281,607
  Net change in unrealized appreciation (depreciation) of investments......................     11,870,277     (88,376,532)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................     61,341,425     (26,942,876)
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    107,011,744     110,658,451
  Transfers between Variable Investment Options including guaranteed interest account, net.    (50,863,265)    (44,903,661)
  Redemptions for contract benefits and terminations.......................................    (73,364,521)    (73,405,692)
  Contract maintenance charges.............................................................     (1,648,409)     (1,675,853)
  Adjustments to net assets allocated to contracts in payout period........................             --              --
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    (18,864,451)     (9,326,755)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........             (7)             --
                                                                                            --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     42,476,967     (36,269,631)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,044,178,213   1,080,447,844
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,086,655,180  $1,044,178,213
                                                                                            ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                              AXA SMARTBETA
                                                                                                EQUITY*(A)
                                                                                            -----------------
                                                                                              2016      2015
                                                                                            --------  -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  2,101  $   669
  Net realized gain (loss) on investments..................................................    1,073      (15)
  Net change in unrealized appreciation (depreciation) of investments......................    6,681   (2,015)
                                                                                            --------  -------

  Net increase (decrease) in net assets resulting from operations..........................    9,855   (1,361)
                                                                                            --------  -------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  205,999   14,509
  Transfers between Variable Investment Options including guaranteed interest account, net.  106,248   61,085
  Redemptions for contract benefits and terminations.......................................   (3,440)    (276)
  Contract maintenance charges.............................................................     (317)       3
  Adjustments to net assets allocated to contracts in payout period........................       --       --
                                                                                            --------  -------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  308,490   75,321
                                                                                            --------  -------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        8       --
                                                                                            --------  -------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  318,353   73,960
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   73,960       --
                                                                                            --------  -------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $392,313  $73,960
                                                                                            ========  =======

                                                                                                 AXA/AB DYNAMIC
                                                                                                MODERATE GROWTH*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (123,753) $   (55,254)
  Net realized gain (loss) on investments..................................................     204,866      358,783
  Net change in unrealized appreciation (depreciation) of investments......................     332,586     (575,002)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     413,699     (271,473)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,132,185    4,063,837
  Transfers between Variable Investment Options including guaranteed interest account, net.    (318,046)   1,223,773
  Redemptions for contract benefits and terminations.......................................  (1,040,725)  (2,199,951)
  Contract maintenance charges.............................................................     (24,953)     (12,760)
  Adjustments to net assets allocated to contracts in payout period........................          --           --
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   1,748,461    3,074,899
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         (58)          59
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   2,162,102    2,803,485
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  14,424,540   11,621,055
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $16,586,642  $14,424,540
                                                                                            ===========  ===========

                                                                                                 AXA/AB SMALL CAP
                                                                                                      GROWTH*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (3,012,194) $ (4,550,261)
  Net realized gain (loss) on investments..................................................   22,536,285    48,667,429
  Net change in unrealized appreciation (depreciation) of investments......................   15,611,951   (58,282,278)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   35,136,042   (14,165,110)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   15,211,682    17,039,665
  Transfers between Variable Investment Options including guaranteed interest account, net.  (12,439,323)  (10,278,314)
  Redemptions for contract benefits and terminations.......................................  (24,047,497)  (29,387,789)
  Contract maintenance charges.............................................................     (200,182)     (215,449)
  Adjustments to net assets allocated to contracts in payout period........................      (17,332)      250,494
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (21,492,652)  (22,591,393)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........       17,324      (250,489)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   13,660,714   (37,006,992)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  333,718,204   370,725,196
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $347,378,918  $333,718,204
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 26, 2015.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                                                  AXA/CLEARBRIDGE
                                                                                                 LARGE CAP GROWTH*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (2,066,789) $ (2,404,643)
  Net realized gain (loss) on investments..................................................   (5,018,529)   14,353,093
  Net change in unrealized appreciation (depreciation) of investments......................    5,808,882   (11,715,268)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (1,276,436)      233,182
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    8,518,246    11,250,236
  Transfers between Variable Investment Options including guaranteed interest account, net.  (18,609,098)  (12,283,223)
  Redemptions for contract benefits and terminations.......................................  (12,937,347)  (14,613,641)
  Contract maintenance charges.............................................................      (54,264)      (60,381)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (23,082,463)  (15,707,009)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           (4)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (24,358,903)  (15,473,827)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  177,342,681   192,816,508
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $152,983,778  $177,342,681
                                                                                            ============  ============

                                                                                               AXA/DOUBLELINE
                                                                                             OPPORTUNISTIC CORE
                                                                                                PLUS BOND*(A)
                                                                                            --------------------
                                                                                               2016       2015
                                                                                            ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   48,032  $  9,104
  Net realized gain (loss) on investments..................................................      2,454      (666)
  Net change in unrealized appreciation (depreciation) of investments......................    (28,132)  (19,081)
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from operations..........................     22,354   (10,643)
                                                                                            ----------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,002,730   324,898
  Transfers between Variable Investment Options including guaranteed interest account, net.    942,986   366,014
  Redemptions for contract benefits and terminations.......................................    (42,015)   (2,178)
  Contract maintenance charges.............................................................     (1,065)      (79)
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  1,902,636   688,655
                                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         58        13
                                                                                            ----------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,925,048   678,025
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................    678,025        --
                                                                                            ----------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $2,603,073  $678,025
                                                                                            ==========  ========

                                                                                              AXA/FRANKLIN BALANCED
                                                                                               MANAGED VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,066,694  $   965,712
  Net realized gain (loss) on investments..................................................   2,655,769    3,707,923
  Net change in unrealized appreciation (depreciation) of investments......................   3,818,072   (8,637,323)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   7,540,535   (3,963,688)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,739,813    8,319,332
  Transfers between Variable Investment Options including guaranteed interest account, net.  (3,750,707)    (706,877)
  Redemptions for contract benefits and terminations.......................................  (8,328,701)  (8,684,795)
  Contract maintenance charges.............................................................     (67,446)     (64,860)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (5,407,041)  (1,137,200)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   2,133,494   (5,100,888)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  87,442,450   92,543,338
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $89,575,944  $87,442,450
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 26, 2015.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                               AXA/FRANKLIN SMALL
                                                                                                CAP VALUE MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (149,710) $  (184,103)
  Net realized gain (loss) on investments..................................................   1,091,158    1,265,164
  Net change in unrealized appreciation (depreciation) of investments......................   2,756,567   (2,444,955)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   3,698,015   (1,363,894)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,378,550    1,469,212
  Transfers between Variable Investment Options including guaranteed interest account, net.    (207,689)  (1,171,446)
  Redemptions for contract benefits and terminations.......................................  (1,504,254)  (1,586,531)
  Contract maintenance charges.............................................................     (10,886)     (10,921)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    (344,279)  (1,299,686)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         355           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   3,354,091   (2,663,580)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  16,277,062   18,940,642
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $19,631,153  $16,277,062
                                                                                            ===========  ===========

                                                                                                  AXA/FRANKLIN
                                                                                              TEMPLETON ALLOCATION
                                                                                               MANAGED VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   249,099  $   (23,602)
  Net realized gain (loss) on investments..................................................   3,329,666    3,781,494
  Net change in unrealized appreciation (depreciation) of investments......................   1,705,534   (6,678,966)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   5,284,299   (2,921,074)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,139,590    7,294,151
  Transfers between Variable Investment Options including guaranteed interest account, net.  (5,263,824)    (414,645)
  Redemptions for contract benefits and terminations.......................................  (5,735,852)  (6,701,177)
  Contract maintenance charges.............................................................     (69,963)     (67,829)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (4,930,049)     110,500
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     354,250   (2,810,574)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  69,225,031   72,035,605
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $69,579,281  $69,225,031
                                                                                            ===========  ===========

                                                                                            AXA/HORIZON SMALL
                                                                                              CAP VALUE*(A)
                                                                                            -----------------
                                                                                              2016      2015
                                                                                            --------  -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  3,911  $   166
  Net realized gain (loss) on investments..................................................   15,072    2,775
  Net change in unrealized appreciation (depreciation) of investments......................   19,517   (6,704)
                                                                                            --------  -------

  Net increase (decrease) in net assets resulting from operations..........................   38,500   (3,763)
                                                                                            --------  -------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   94,144   17,051
  Transfers between Variable Investment Options including guaranteed interest account, net.  100,491   63,286
  Redemptions for contract benefits and terminations.......................................   (2,849)    (215)
  Contract maintenance charges.............................................................      (85)       1
                                                                                            --------  -------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  191,701   80,123
                                                                                            --------  -------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        6       --
                                                                                            --------  -------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  230,207   76,360
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   76,360       --
                                                                                            --------  -------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $306,567  $76,360
                                                                                            ========  =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 26, 2015.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015



                                                                                               AXA/JANUS ENTERPRISE*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (3,132,510) $ (3,572,673)
  Net realized gain (loss) on investments..................................................   (1,463,166)   10,707,601
  Net change in unrealized appreciation (depreciation) of investments......................   (9,818,837)  (25,966,899)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (14,414,513)  (18,831,971)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   26,896,240    30,917,675
  Transfers between Variable Investment Options including guaranteed interest account, net.  (21,136,293)  (12,211,968)
  Redemptions for contract benefits and terminations.......................................  (16,055,984)  (17,787,202)
  Contract maintenance charges.............................................................     (183,507)     (199,586)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (10,479,544)      718,919
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        2,600         2,000
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (24,891,457)  (18,111,052)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  269,875,460   287,986,512
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $244,984,003  $269,875,460
                                                                                            ============  ============

                                                                                                AXA/LOOMIS SAYLES
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (461,193) $  (496,377)
  Net realized gain (loss) on investments..................................................     761,998      453,035
  Net change in unrealized appreciation (depreciation) of investments......................   2,268,691    4,126,754
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   2,569,496    4,083,412
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,206,998    2,325,174
  Transfers between Variable Investment Options including guaranteed interest account, net.  12,491,654      742,871
  Redemptions for contract benefits and terminations.......................................  (4,182,396)  (3,158,598)
  Contract maintenance charges.............................................................     (23,725)     (23,535)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  12,492,531     (114,088)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  15,062,027    3,969,324
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  45,981,856   42,012,532
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $61,043,883  $45,981,856
                                                                                            ===========  ===========

                                                                                              AXA/MUTUAL LARGE CAP
                                                                                                 EQUITY MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   235,792  $   143,567
  Net realized gain (loss) on investments..................................................   1,508,455    1,994,854
  Net change in unrealized appreciation (depreciation) of investments......................   1,119,115   (3,109,126)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   2,863,362     (970,705)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,579,317    1,433,292
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,156,144)  (1,284,297)
  Redemptions for contract benefits and terminations.......................................  (2,186,836)  (3,022,088)
  Contract maintenance charges.............................................................     (31,906)     (32,737)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (1,795,569)  (2,905,830)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   1,067,793   (3,876,535)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  25,867,071   29,743,606
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $26,934,864  $25,867,071
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                                            AXA/PACIFIC GLOBAL
                                                                                            SMALL CAP VALUE*(A)
                                                                                            ------------------
                                                                                              2016      2015
                                                                                            --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    316  $   (169)
  Net realized gain (loss) on investments..................................................   (4,776)    1,654
  Net change in unrealized appreciation (depreciation) of investments......................   75,111   (16,914)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from operations..........................   70,651   (15,429)
                                                                                            --------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  143,698    51,040
  Transfers between Variable Investment Options including guaranteed interest account, net.   76,932    86,057
  Redemptions for contract benefits and terminations.......................................   (8,180)     (569)
  Contract maintenance charges.............................................................     (120)       (1)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  212,330   136,527
                                                                                            --------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  282,981   121,098
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  121,098        --
                                                                                            --------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $404,079  $121,098
                                                                                            ========  ========

                                                                                              AXA/TEMPLETON GLOBAL
                                                                                                 EQUITY MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (244,034) $  (594,157)
  Net realized gain (loss) on investments..................................................   1,766,506    2,149,212
  Net change in unrealized appreciation (depreciation) of investments......................     108,094   (3,310,914)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   1,630,566   (1,755,859)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,335,511    4,685,861
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,849,661)  (1,203,492)
  Redemptions for contract benefits and terminations.......................................  (3,298,340)  (4,134,932)
  Contract maintenance charges.............................................................     (48,003)     (49,148)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (1,860,493)    (701,711)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (229,927)  (2,457,570)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  44,180,968   46,638,538
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $43,951,041  $44,180,968
                                                                                            ===========  ===========

                                                                                               CHARTER/SM/
                                                                                              INTERNATIONAL
                                                                                              MODERATE*(A)
                                                                                            ----------------
                                                                                              2016     2015
                                                                                            -------  -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   976  $   225
  Net realized gain (loss) on investments..................................................       2        6
  Net change in unrealized appreciation (depreciation) of investments......................     113     (972)
                                                                                            -------  -------

  Net increase (decrease) in net assets resulting from operations..........................   1,091     (741)
                                                                                            -------  -------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  18,719    4,555
  Transfers between Variable Investment Options including guaranteed interest account, net.   7,902   19,198
  Redemptions for contract benefits and terminations.......................................    (180)      --
  Contract maintenance charges.............................................................     (20)      --
                                                                                            -------  -------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  26,421   23,753
                                                                                            -------  -------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  27,512   23,012
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  23,012       --
                                                                                            -------  -------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $50,524  $23,012
                                                                                            =======  =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 26, 2015.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                CHARTER/SM/ MULTI-
                                                                                                   SECTOR BOND*
                                                                                            -------------------------
                                                                                                2016         2015
                                                                                            -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   631,698  $    250,496
  Net realized gain (loss) on investments..................................................  (1,564,937)   (1,913,717)
  Net change in unrealized appreciation (depreciation) of investments......................   2,469,760      (117,237)
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   1,536,521    (1,780,458)
                                                                                            -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,285,199     6,642,234
  Transfers between Variable Investment Options including guaranteed interest account, net.  (3,409,676)   (4,038,712)
  Redemptions for contract benefits and terminations.......................................  (8,967,127)   (8,781,242)
  Contract maintenance charges.............................................................     (75,050)      (76,209)
  Adjustments to net assets allocated to contracts in payout period........................      27,761        25,629
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (6,138,893)   (6,228,300)
                                                                                            -----------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........     (27,768)      (25,629)
                                                                                            -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (4,630,140)   (8,034,387)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  92,099,429   100,133,816
                                                                                            -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $87,469,289  $ 92,099,429
                                                                                            ===========  ============

                                                                                             CHARTER/SM/ REAL
                                                                                                ASSETS*(A)
                                                                                            -----------------
                                                                                              2016      2015
                                                                                            --------  -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  2,034  $    88
  Net realized gain (loss) on investments..................................................    3,636       (8)
  Net change in unrealized appreciation (depreciation) of investments......................   (1,205)    (504)
                                                                                            --------  -------

  Net increase (decrease) in net assets resulting from operations..........................    4,465     (424)
                                                                                            --------  -------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   82,278    8,312
  Transfers between Variable Investment Options including guaranteed interest account, net.   73,289    4,763
  Redemptions for contract benefits and terminations.......................................   (2,464)      --
  Contract maintenance charges.............................................................      (54)      (3)
  Adjustments to net assets allocated to contracts in payout period........................       --       --
                                                                                            --------  -------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  153,049   13,072
                                                                                            --------  -------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........       --       --
                                                                                            --------  -------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  157,514   12,648
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   12,648       --
                                                                                            --------  -------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $170,162  $12,648
                                                                                            ========  =======

                                                                                              CHARTER/SM/ SMALL CAP
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (505,041) $  (471,293)
  Net realized gain (loss) on investments..................................................   2,762,754    3,020,979
  Net change in unrealized appreciation (depreciation) of investments......................     723,263   (5,664,334)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   2,980,976   (3,114,648)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,082,419    2,291,601
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,269,641)  (2,906,946)
  Redemptions for contract benefits and terminations.......................................  (2,880,895)  (2,939,304)
  Contract maintenance charges.............................................................     (25,422)     (29,474)
  Adjustments to net assets allocated to contracts in payout period........................          --           --
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (3,093,539)  (3,584,123)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        (223)         (43)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (112,786)  (6,698,814)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  40,574,884   47,273,698
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $40,462,098  $40,574,884
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 26, 2015.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                               CHARTER/SM/ SMALL CAP
                                                                                                      VALUE*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $     68,588  $   (878,305)
  Net realized gain (loss) on investments..................................................    4,799,198     6,738,494
  Net change in unrealized appreciation (depreciation) of investments......................   17,950,301   (23,006,772)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   22,818,087   (17,146,583)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    4,825,599     5,465,980
  Transfers between Variable Investment Options including guaranteed interest account, net.   (4,923,135)   (4,283,222)
  Redemptions for contract benefits and terminations.......................................   (7,151,601)   (8,493,586)
  Contract maintenance charges.............................................................      (68,267)      (77,745)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (7,317,404)   (7,388,573)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........       (1,159)         (182)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   15,499,524   (24,535,338)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  101,915,691   126,451,029
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $117,415,215  $101,915,691
                                                                                            ============  ============

                                                                                                EQ/BLACKROCK BASIC
                                                                                                   VALUE EQUITY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  1,840,230  $    259,500
  Net realized gain (loss) on investments..................................................   38,634,294    41,625,785
  Net change in unrealized appreciation (depreciation) of investments......................   67,078,776   (92,720,310)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  107,553,300   (50,835,025)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   63,162,316    64,710,481
  Transfers between Variable Investment Options including guaranteed interest account, net.  (14,207,342)  (10,864,601)
  Redemptions for contract benefits and terminations.......................................  (45,578,112)  (46,952,926)
  Contract maintenance charges.............................................................     (469,659)     (446,552)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    2,907,203     6,446,402
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        5,397            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  110,465,900   (44,388,623)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  648,719,037   693,107,660
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $759,184,937  $648,719,037
                                                                                            ============  ============

                                                                                                EQ/BOSTON ADVISORS
                                                                                                  EQUITY INCOME*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    755,429  $    336,187
  Net realized gain (loss) on investments..................................................   11,954,027    12,348,527
  Net change in unrealized appreciation (depreciation) of investments......................   (1,395,672)  (15,836,124)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   11,313,784    (3,151,410)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    7,866,088     9,061,189
  Transfers between Variable Investment Options including guaranteed interest account, net.   (6,387,762)   (5,323,577)
  Redemptions for contract benefits and terminations.......................................   (7,213,707)   (7,613,143)
  Contract maintenance charges.............................................................      (69,151)      (72,275)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (5,804,532)   (3,947,806)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    5,509,252    (7,099,216)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  102,243,891   109,343,107
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $107,753,143  $102,243,891
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                EQ/CAPITAL GUARDIAN
                                                                                                     RESEARCH*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (800,291) $ (1,474,037)
  Net realized gain (loss) on investments..................................................   13,814,289    12,347,754
  Net change in unrealized appreciation (depreciation) of investments......................      (11,038)   (9,351,491)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   13,002,960     1,522,226
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    8,269,130     8,740,076
  Transfers between Variable Investment Options including guaranteed interest account, net.   (6,868,030)   (2,267,042)
  Redemptions for contract benefits and terminations.......................................  (13,837,797)  (17,467,136)
  Contract maintenance charges.............................................................      (86,195)      (93,392)
  Adjustments to net assets allocated to contracts in payout period........................           --            --
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (12,522,892)  (11,087,494)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           (5)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................      480,063    (9,565,268)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  193,621,226   203,186,494
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $194,101,289  $193,621,226
                                                                                            ============  ============

                                                                                                EQ/COMMON STOCK INDEX*
                                                                                            ------------------------------
                                                                                                 2016            2015
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    8,328,931  $    4,473,239
  Net realized gain (loss) on investments..................................................    102,074,741      85,439,268
  Net change in unrealized appreciation (depreciation) of investments......................    102,914,685    (115,492,007)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................    213,318,357     (25,579,500)
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     49,530,483      49,488,360
  Transfers between Variable Investment Options including guaranteed interest account, net.    (61,066,678)    (43,588,585)
  Redemptions for contract benefits and terminations.......................................   (170,287,628)   (189,106,451)
  Contract maintenance charges.............................................................     (1,132,370)     (1,195,020)
  Adjustments to net assets allocated to contracts in payout period........................        424,208       2,093,320
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (182,531,985)   (182,308,376)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........      1,654,388        (537,781)
                                                                                            --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     32,440,760    (208,425,657)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  2,179,665,938   2,388,091,595
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $2,212,106,698  $2,179,665,938
                                                                                            ==============  ==============

                                                                                                EQ/CORE BOND INDEX*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    315,453  $    278,703
  Net realized gain (loss) on investments..................................................      380,375       705,091
  Net change in unrealized appreciation (depreciation) of investments......................     (608,724)   (1,890,312)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................       87,104      (906,518)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   12,734,212    11,550,867
  Transfers between Variable Investment Options including guaranteed interest account, net.      623,560      (542,198)
  Redemptions for contract benefits and terminations.......................................   (9,953,669)  (10,326,043)
  Contract maintenance charges.............................................................      (98,153)      (94,414)
  Adjustments to net assets allocated to contracts in payout period........................           --            --
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    3,305,950       588,212
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    3,393,054      (318,306)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  110,941,196   111,259,502
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $114,334,250  $110,941,196
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                              EQ/EMERGING MARKETS
                                                                                                 EQUITY PLUS*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (16,402) $  (19,998)
  Net realized gain (loss) on investments..................................................   (414,549)   (126,246)
  Net change in unrealized appreciation (depreciation) of investments......................    769,817    (714,681)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    338,866    (860,925)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,214,285   1,083,934
  Transfers between Variable Investment Options including guaranteed interest account, net.    469,514     885,455
  Redemptions for contract benefits and terminations.......................................   (250,037)   (142,265)
  Contract maintenance charges.............................................................     (4,596)     (2,805)
  Adjustments to net assets allocated to contracts in payout period........................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  1,429,166   1,824,319
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         --          --
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,768,032     963,394
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  3,973,731   3,010,337
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $5,741,763  $3,973,731
                                                                                            ==========  ==========

                                                                                                 EQ/EQUITY 500 INDEX*
                                                                                            ------------------------------
                                                                                                 2016            2015
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    4,790,582  $    4,019,492
  Net realized gain (loss) on investments..................................................     73,391,059      87,531,886
  Net change in unrealized appreciation (depreciation) of investments......................     39,258,111     (96,695,840)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................    117,439,752      (5,144,462)
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    101,906,147      85,625,814
  Transfers between Variable Investment Options including guaranteed interest account, net.     12,115,510      10,670,302
  Redemptions for contract benefits and terminations.......................................    (80,957,185)    (79,507,903)
  Contract maintenance charges.............................................................       (749,331)       (681,682)
  Adjustments to net assets allocated to contracts in payout period........................         86,745         252,283
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........     32,401,886      16,358,814
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        (86,736)       (252,276)
                                                                                            --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    149,754,902      10,962,076
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,173,146,319   1,162,184,243
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,322,901,221  $1,173,146,319
                                                                                            ==============  ==============

                                                                                                EQ/GAMCO MERGERS
                                                                                                AND ACQUISITIONS*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (220,571) $  (243,119)
  Net realized gain (loss) on investments..................................................     987,076      964,222
  Net change in unrealized appreciation (depreciation) of investments......................     308,535     (463,134)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   1,075,040      257,969
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,064,373    1,036,754
  Transfers between Variable Investment Options including guaranteed interest account, net.    (750,666)  (1,353,467)
  Redemptions for contract benefits and terminations.......................................  (2,002,083)  (1,840,522)
  Contract maintenance charges.............................................................     (10,675)     (11,071)
  Adjustments to net assets allocated to contracts in payout period........................          --           --
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (1,699,051)  (2,168,306)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (624,011)  (1,910,337)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  18,287,941   20,198,278
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $17,663,930  $18,287,941
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                   EQ/GAMCO SMALL
                                                                                                   COMPANY VALUE*
                                                                                            ---------------------------
                                                                                                2016           2015
                                                                                            ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (5,539,769) $  (5,243,514)
  Net realized gain (loss) on investments..................................................   56,394,150     67,497,881
  Net change in unrealized appreciation (depreciation) of investments......................  103,963,040   (112,808,601)
                                                                                            ------------  -------------

  Net increase (decrease) in net assets resulting from operations..........................  154,817,421    (50,554,234)
                                                                                            ------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   88,897,360     82,919,927
  Transfers between Variable Investment Options including guaranteed interest account, net.  (10,998,897)   (12,674,569)
  Redemptions for contract benefits and terminations.......................................  (46,016,057)   (44,651,020)
  Contract maintenance charges.............................................................     (548,498)      (491,495)
                                                                                            ------------  -------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   31,333,908     25,102,843
                                                                                            ------------  -------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           11             --
                                                                                            ------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  186,151,340    (25,451,391)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  692,319,810    717,771,201
                                                                                            ------------  -------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $878,471,150  $ 692,319,810
                                                                                            ============  =============

                                                                                              EQ/GLOBAL BOND PLUS*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   332,329  $  (782,557)
  Net realized gain (loss) on investments..................................................  (1,210,371)  (2,147,557)
  Net change in unrealized appreciation (depreciation) of investments......................     753,218     (389,243)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (124,824)  (3,319,357)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,644,690    4,987,374
  Transfers between Variable Investment Options including guaranteed interest account, net.  (3,839,173)  (4,948,953)
  Redemptions for contract benefits and terminations.......................................  (6,063,817)  (6,506,841)
  Contract maintenance charges.............................................................     (41,369)     (44,094)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (5,299,669)  (6,512,514)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (5,424,493)  (9,831,871)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  59,634,025   69,465,896
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $54,209,532  $59,634,025
                                                                                            ===========  ===========

                                                                                              EQ/HIGH YIELD BOND*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  337,304  $  267,123
  Net realized gain (loss) on investments..................................................   (149,226)    (56,902)
  Net change in unrealized appreciation (depreciation) of investments......................    482,474    (487,333)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    670,552    (277,112)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,623,668   1,708,246
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,237,578   1,126,101
  Redemptions for contract benefits and terminations.......................................   (406,544)   (281,070)
  Contract maintenance charges.............................................................     (8,060)     (4,250)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  2,446,642   2,549,027
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........      1,931         100
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  3,119,125   2,272,015
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  5,403,523   3,131,508
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $8,522,648  $5,403,523
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                              EQ/INTERMEDIATE           EQ/INTERNATIONAL
                                             GOVERNMENT BOND*             EQUITY INDEX*           EQ/INVESCO COMSTOCK*
                                         ------------------------  --------------------------  --------------------------
                                             2016         2015         2016          2015          2016          2015
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (361,320) $  (439,502) $  4,811,449  $  3,953,474  $  1,310,930  $  1,006,144
 Net realized gain (loss) on investments     430,043      422,761    (6,060,733)     (740,269)      849,284     5,472,205
 Net change in unrealized appreciation
   (depreciation) of investments........    (533,189)    (494,052)    3,831,903   (15,496,968)   14,060,961   (15,426,357)
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    (464,466)    (510,793)    2,582,619   (12,283,763)   16,221,175    (8,948,008)
                                         -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   3,489,852    2,933,022    18,471,915    20,088,999     7,604,816     9,092,232
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     689,166   (1,600,287)  (10,681,502)   (6,072,012)   (8,082,807)   (6,165,363)
 Redemptions for contract benefits and
   terminations.........................  (6,123,675)  (6,446,816)  (26,843,305)  (30,975,084)   (8,139,653)   (9,827,346)
 Contract maintenance charges...........     (47,005)     (50,282)     (225,153)     (256,562)      (57,206)      (59,924)
 Adjustments to net assets allocated to
   contracts in payout period...........      66,912       49,201        22,525       119,146            --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (1,924,750)  (5,115,162)  (19,255,520)  (17,095,513)   (8,674,850)   (6,960,401)
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (70,313)     (53,280)      (16,135)     (119,142)           --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (2,459,529)  (5,679,235)  (16,689,036)  (29,498,418)    7,546,325   (15,908,409)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  60,771,089   66,450,324   362,666,704   392,165,122   109,974,344   125,882,753
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $58,311,560  $60,771,089  $345,977,668  $362,666,704  $117,520,669  $109,974,344
                                         ===========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                             EQ/JPMORGAN VALUE         EQ/LARGE CAP GROWTH         EQ/LARGE CAP VALUE
                                              OPPORTUNITIES*                 INDEX*                      INDEX*
                                         ------------------------  --------------------------  -------------------------
                                             2016         2015         2016          2015          2016         2015
                                         -----------  -----------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (154,232) $  (403,102) $   (475,645) $   (790,872) $   587,198  $    442,542
 Net realized gain (loss) on investments   5,727,773    6,266,035    20,170,085    32,999,372    6,140,404     6,611,938
 Net change in unrealized appreciation
   (depreciation) of investments........   9,397,815   (8,340,830)   (9,656,940)  (25,537,911)   3,114,645   (10,773,126)
                                         -----------  -----------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from operations............  14,971,356   (2,477,897)   10,037,500     6,670,589    9,842,247    (3,718,646)
                                         -----------  -----------  ------------  ------------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   7,890,189    5,829,862    18,307,834    15,905,738    8,010,676     7,591,262
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   5,594,729    5,749,968     1,357,895     2,630,363    2,311,621       667,077
 Redemptions for contract benefits and
   terminations.........................  (5,869,953)  (5,653,474)  (13,966,806)  (14,096,284)  (5,256,586)   (4,756,715)
 Contract maintenance charges...........     (48,520)     (43,579)     (152,731)     (135,095)     (57,105)      (47,993)
                                         -----------  -----------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   7,566,445    5,882,777     5,546,192     4,304,722    5,008,606     3,453,631
                                         -----------  -----------  ------------  ------------  -----------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --            --            --           (5)           --
                                         -----------  -----------  ------------  ------------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  22,537,801    3,404,880    15,583,692    10,975,311   14,850,848      (265,015)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  69,695,470   66,290,590   198,425,936   187,450,625   63,568,655    63,833,670
                                         -----------  -----------  ------------  ------------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $92,233,271  $69,695,470  $214,009,628  $198,425,936  $78,419,503  $ 63,568,655
                                         ===========  ===========  ============  ============  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                            EQ/MFS INTERNATIONAL
                                                  GROWTH*                EQ/MID CAP INDEX*           EQ/MONEY MARKET*
                                         -------------------------  --------------------------  --------------------------
                                             2016          2015         2016          2015          2016          2015
                                         ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (233,407) $  (643,775) $   (668,401) $ (1,904,927) $   (871,203) $   (868,712)
 Net realized gain (loss) on investments    1,571,869    3,140,165    61,992,412    35,250,818        (3,521)       (2,573)
 Net change in unrealized appreciation
   (depreciation) of investments........     (581,895)  (3,691,922)   24,482,729   (52,701,957)        3,512         1,702
                                         ------------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............      756,567   (1,195,532)   85,806,740   (19,356,066)     (871,212)     (869,583)
                                         ------------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   14,157,235   12,984,603    46,338,609    39,579,345    58,065,847    36,872,946
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (1,482,577)    (424,711)    7,067,368     1,634,122   (37,476,937)  (20,712,091)
 Redemptions for contract benefits and
   terminations.........................   (6,722,964)  (7,254,421)  (29,508,770)  (31,609,338)  (15,381,680)  (17,689,481)
 Contract maintenance charges...........      (86,053)     (71,904)     (300,546)     (277,171)      (98,441)      (96,085)
 Adjustments to net assets allocated to
   contracts in payout period...........           --           --            --            --        25,921         5,451
                                         ------------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    5,865,641    5,233,567    23,596,661     9,326,958     5,134,710    (1,619,260)
                                         ------------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --           --             4            --         1,161       267,035
                                         ------------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...    6,622,208    4,038,035   109,403,405   (10,029,108)    4,264,659    (2,221,808)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   97,854,767   93,816,732   453,039,595   463,068,703    72,549,078    74,770,886
                                         ------------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $104,476,975  $97,854,767  $562,443,000  $453,039,595  $ 76,813,737  $ 72,549,078
                                         ============  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                               EQ/OPPENHEIMER          EQ/PIMCO GLOBAL REAL      EQ/PIMCO ULTRA SHORT
                                                   GLOBAL*                    RETURN*                    BOND*
                                         --------------------------  ------------------------  ------------------------
                                             2016          2015          2016         2015         2016         2015
                                         ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (500,699) $ (1,148,220) $   949,997  $    46,519  $  (219,996) $  (728,878)
 Net realized gain (loss) on investments    6,045,869     5,905,110      (24,174)     (36,101)    (239,245)    (265,829)
 Net change in unrealized appreciation
   (depreciation) of investments........   (6,595,912)   (3,494,544)     658,446     (631,101)   1,073,991     (425,701)
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   (1,050,742)    1,262,346    1,584,269     (620,683)     614,750   (1,420,408)
                                         ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   17,018,069    17,124,113    4,582,640    4,617,229    7,043,519    7,686,433
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (6,946,456)    7,746,048    3,048,011    4,994,635   (3,858,865)  (6,180,056)
 Redemptions for contract benefits and
   terminations.........................   (6,968,286)   (6,575,846)  (1,406,350)  (1,208,539)  (9,066,414)  (9,446,897)
 Contract maintenance charges...........      (89,776)      (74,219)     (14,635)      (7,238)     (65,495)     (70,823)
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    3,013,551    18,220,096    6,209,666    8,396,087   (5,947,255)  (8,011,343)
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................        2,552            --        3,788          550           --           --
                                         ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    1,965,361    19,482,442    7,797,723    7,775,954   (5,332,505)  (9,431,751)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  121,247,181   101,764,739   17,167,702    9,391,748   89,088,892   98,520,643
                                         ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $123,212,542  $121,247,181  $24,965,425  $17,167,702  $83,756,387  $89,088,892
                                         ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                         EQ/SMALL COMPANY            EQ/T. ROWE PRICE
                                           EQ/QUALITY BOND PLUS*              INDEX*                   GROWTH STOCK*
                                         -------------------------  --------------------------  --------------------------
                                             2016         2015          2016          2015          2016          2015
                                         -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (130,609) $   (219,887) $   (237,653) $   (841,150) $ (5,076,071) $ (4,725,540)
 Net realized gain (loss) on investments    (634,592)   (1,164,272)   17,485,560    28,809,197    38,060,834    40,026,432
 Net change in unrealized appreciation
   (depreciation) of investments........     783,424       423,993    27,173,803   (42,226,883)  (31,138,767)   (4,870,953)
                                         -----------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............      18,223      (960,166)   44,421,710   (14,258,836)    1,845,996    30,429,939
                                         -----------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   4,977,220     5,752,282    18,567,163    18,533,378    51,434,654    44,051,958
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (3,497,429)   (3,121,809)   (4,361,688)   (2,766,212)  (10,768,985)   21,168,551
 Redemptions for contract benefits and
   terminations.........................  (8,185,942)  (10,493,251)  (16,561,168)  (17,440,963)  (24,074,425)  (23,353,280)
 Contract maintenance charges...........     (70,063)      (74,440)     (139,976)     (139,080)     (281,652)     (246,492)
 Adjustments to net assets allocated to
   contracts in payout period...........      45,296        29,858            --            --            --            --
                                         -----------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (6,730,918)   (7,907,360)   (2,495,669)   (1,812,877)   16,309,592    41,620,737
                                         -----------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (45,300)      (29,856)           --            --         4,226            --
                                         -----------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (6,757,995)   (8,897,382)   41,926,041   (16,071,713)   18,159,814    72,050,676
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  91,784,345   100,681,727   235,677,865   251,749,578   409,323,163   337,272,487
                                         -----------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $85,026,350  $ 91,784,345  $277,603,906  $235,677,865  $427,482,977  $409,323,163
                                         ===========  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                              EQ/UBS GROWTH &            FIDELITY(R) VIP        FIDELITY(R) VIP EQUITY-
                                                  INCOME*            CONTRAFUND(R) PORTFOLIO       INCOME PORTFOLIO
                                         ------------------------  --------------------------  ------------------------
                                             2016         2015         2016          2015          2016         2015
                                         -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (143,950) $  (238,513) $ (1,904,210) $ (1,197,847) $   107,336  $   153,229
 Net realized gain (loss) on investments   1,042,000    8,737,582    34,016,159    37,951,760      402,630      671,619
 Net change in unrealized appreciation
   (depreciation) of investments........   1,820,383   (9,518,935)  (10,763,335)  (39,725,673)     883,718   (1,243,571)
                                         -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   2,718,433   (1,019,866)   21,348,614    (2,971,760)   1,393,684     (418,723)
                                         -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,777,997    3,590,295    47,132,714    47,939,386    1,918,940    1,884,510
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (3,456,281)   2,660,171   (12,762,434)    6,309,811     (385,992)      41,810
 Redemptions for contract benefits and
   terminations.........................  (2,164,407)  (2,569,826)  (17,538,627)  (16,056,966)    (269,948)    (270,749)
 Contract maintenance charges...........     (17,307)     (16,209)     (230,983)     (200,030)     (11,836)     (10,256)
                                         -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (2,859,998)   3,664,431    16,600,670    37,992,201    1,251,164    1,645,315
                                         -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --             7            --           --           --
                                         -----------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    (141,565)   2,644,565    37,949,291    35,020,441    2,644,848    1,226,592
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  34,305,756   31,661,191   311,229,563   276,209,122    7,682,971    6,456,379
                                         -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $34,164,191  $34,305,756  $349,178,854  $311,229,563  $10,327,819  $ 7,682,971
                                         ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                          FIDELITY(R) VIP MID CAP    GOLDMAN SACHS VIT MID   INVESCO V.I. DIVERSIFIED
                                                 PORTFOLIO              CAP VALUE FUND             DIVIDEND FUND
                                         ------------------------  ------------------------  ------------------------
                                             2016         2015         2016         2015         2016         2015
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (282,548) $  (245,959) $   (21,564) $  (499,763) $    47,215  $    58,464
 Net realized gain (loss) on investments   1,693,003    3,146,169   (2,455,772)   3,423,573      458,318      263,278
 Net change in unrealized appreciation
   (depreciation) of investments........   2,344,778   (3,847,222)   7,871,195   (8,024,624)   1,953,459     (317,793)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   3,755,233     (947,012)   5,393,859   (5,100,814)   2,458,992        3,949
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   8,931,762    7,761,018    6,318,041    8,768,698    9,766,088    3,884,549
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,238,277)      83,529   (2,480,052)   3,076,893    5,133,054    1,342,954
 Redemptions for contract benefits and
   terminations.........................  (1,161,720)    (742,314)  (2,532,773)  (2,557,188)    (614,297)    (317,047)
 Contract maintenance charges...........     (49,829)     (40,699)     (29,878)     (24,871)     (18,376)      (9,685)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   6,481,936    7,061,534    1,275,338    9,263,532   14,266,469    4,900,771
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................       2,500           --        2,500        2,723           --          297
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  10,239,669    6,114,522    6,671,697    4,165,441   16,725,461    4,905,017
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  29,387,656   23,273,134   43,663,799   39,498,358   12,045,816    7,140,799
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $39,627,325  $29,387,656  $50,335,496  $43,663,799  $28,771,277  $12,045,816
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                   INVESCO V.I.
                                            INVESCO V.I. GLOBAL     INVESCO V.I. HIGH YIELD    INTERNATIONAL GROWTH
                                             REAL ESTATE FUND                FUND                      FUND
                                         ------------------------  ------------------------  ------------------------
                                             2016         2015         2016         2015         2016         2015
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   177,063  $ 1,523,832  $   890,815  $ 1,183,691  $    (6,006) $    64,491
 Net realized gain (loss) on investments   2,042,705    1,497,503     (599,622)    (172,560)     859,215    1,530,461
 Net change in unrealized appreciation
   (depreciation) of investments........  (1,989,877)  (5,461,569)   2,465,213   (2,442,785)  (1,939,378)  (3,849,938)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............     229,891   (2,440,234)   2,756,406   (1,431,654)  (1,086,169)  (2,254,986)
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  11,485,139   12,327,066    5,130,053    5,873,041   10,276,924   10,472,530
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (550,730)   2,462,046      181,090    1,647,113    1,766,455    5,036,915
 Redemptions for contract benefits and
   terminations.........................  (4,632,706)  (4,131,122)  (2,347,050)  (2,031,491)  (3,078,945)  (2,853,488)
 Contract maintenance charges...........     (44,535)     (36,850)     (24,144)     (19,621)     (42,040)     (34,927)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   6,257,168   10,621,140    2,939,949    5,469,042    8,922,394   12,621,030
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --           --          550           --           --
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   6,487,059    8,180,906    5,696,355    4,037,938    7,836,225   10,366,044
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  71,366,028   63,185,122   28,354,604   24,316,666   53,287,409   42,921,365
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $77,853,087  $71,366,028  $34,050,959  $28,354,604  $61,123,634  $53,287,409
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                           INVESCO V.I. MID CAP     INVESCO V.I. SMALL CAP
                                             CORE EQUITY FUND            EQUITY FUND              IVY VIP ENERGY
                                         ------------------------  -----------------------  -------------------------
                                             2016         2015        2016         2015         2016         2015
                                         -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (205,256) $  (172,432) $ (108,263) $  (108,585) $  (523,834) $   (516,957)
 Net realized gain (loss) on investments   1,098,650    1,784,925     125,477    2,103,669   (5,289,644)   (2,525,988)
 Net change in unrealized appreciation
   (depreciation) of investments........     983,259   (2,446,859)    858,738   (2,652,694)  20,239,395    (8,233,216)
                                         -----------  -----------  ----------  -----------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   1,876,653     (834,366)    875,952     (657,610)  14,425,917   (11,276,161)
                                         -----------  -----------  ----------  -----------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,315,263    2,353,924   1,108,008    1,188,267    7,477,625     7,574,948
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     452,696       38,125    (405,822)     812,360    1,987,076     4,733,418
 Redemptions for contract benefits and
   terminations.........................  (1,077,316)  (1,336,369)   (770,586)    (492,024)  (2,802,208)   (2,628,948)
 Contract maintenance charges...........     (10,440)      (8,854)     (5,223)      (4,517)     (28,969)      (23,625)
                                         -----------  -----------  ----------  -----------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,680,203    1,046,826     (73,623)   1,504,086    6,633,524     9,655,793
                                         -----------  -----------  ----------  -----------  -----------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --          --           --        4,349         1,653
                                         -----------  -----------  ----------  -----------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   3,556,856      212,460     802,329      846,476   21,063,790    (1,618,715)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  14,796,134   14,583,674   8,734,918    7,888,442   39,274,864    40,893,579
                                         -----------  -----------  ----------  -----------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $18,352,990  $14,796,134  $9,537,247  $ 8,734,918  $60,338,654  $ 39,274,864
                                         ===========  ===========  ==========  ===========  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                     IVY VIP SMALL CAP
                                             IVY VIP HIGH INCOME       IVY VIP MID CAP GROWTH             GROWTH
                                         --------------------------  --------------------------  ------------------------
                                             2016          2015          2016          2015          2016         2015
                                         ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ 10,558,587  $  8,349,642  $ (1,188,954) $ (1,096,652) $  (240,321) $  (205,401)
 Net realized gain (loss) on investments   (5,014,402)    1,122,995     4,869,005     9,315,956     (223,749)   1,525,029
 Net change in unrealized appreciation
   (depreciation) of investments........   18,813,995   (23,098,017)    1,015,950   (14,731,440)     883,873   (2,184,198)
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   24,358,180   (13,625,380)    4,696,001    (6,512,136)     419,803     (864,570)
                                         ------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   27,384,324    30,707,129    14,722,453    14,498,092    3,378,547    3,013,749
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (6,405,265)   (5,626,112)    1,918,491     6,617,966   (2,978,916)   7,970,625
 Redemptions for contract benefits and
   terminations.........................  (13,048,919)  (13,335,988)   (5,649,050)   (5,441,694)  (1,323,748)  (1,153,386)
 Contract maintenance charges...........     (123,209)     (104,749)      (64,408)      (52,809)     (14,371)      (9,523)
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    7,806,931    11,640,280    10,927,486    15,621,555     (938,488)   9,821,465
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          740         1,615            --            --           (5)          --
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   32,165,851    (1,983,485)   15,623,487     9,109,419     (518,690)   8,956,895
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  162,880,852   164,864,337    88,710,649    79,601,230   19,871,368   10,914,473
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $195,046,703  $162,880,852  $104,334,136  $ 88,710,649  $19,352,678  $19,871,368
                                         ============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                              LAZARD RETIREMENT
                                              EMERGING MARKETS          MFS(R) INTERNATIONAL      MFS(R) INVESTORS TRUST
                                              EQUITY PORTFOLIO             VALUE PORTFOLIO                SERIES
                                         --------------------------  --------------------------  ------------------------
                                             2016          2015          2016          2015          2016         2015
                                         ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (194,395) $    (41,870) $   (156,728) $  1,181,495  $   (82,555) $   (67,177)
 Net realized gain (loss) on investments   (7,087,251)   (2,300,228)   13,854,024    10,892,050    1,542,873    1,963,196
 Net change in unrealized appreciation
   (depreciation) of investments........   33,067,003   (29,324,061)   (7,675,455)   (4,081,984)    (580,074)  (2,040,908)
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   25,785,357   (31,666,159)    6,021,841     7,991,561      880,244     (144,889)
                                         ------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   24,392,121    25,735,744    50,700,154    40,238,303    1,387,669    1,384,838
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (2,355,934)    8,474,779    24,028,059    25,836,301     (172,889)    (558,838)
 Redemptions for contract benefits and
   terminations.........................   (8,416,068)   (7,677,811)  (14,546,592)  (11,892,553)    (792,842)    (767,662)
 Contract maintenance charges...........     (110,624)      (94,343)     (194,493)     (137,496)      (7,488)      (7,502)
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   13,509,495    26,438,369    59,987,128    54,044,555      414,450       50,836
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --            --            11         3,275           --           --
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   39,294,852    (5,227,790)   66,008,980    62,039,391    1,294,694      (94,053)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  126,884,845   132,112,635   230,013,509   167,974,118   12,058,482   12,152,535
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $166,179,697  $126,884,845  $296,022,489  $230,013,509  $13,353,176  $12,058,482
                                         ============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                           MFS(R) MASSACHUSETTS
                                             INVESTORS GROWTH          MFS(R) TECHNOLOGY
                                           STOCK PORTFOLIO(B)(C)           PORTFOLIO          MFS(R) UTILITIES SERIES
                                         ------------------------  ------------------------  -------------------------
                                             2016         2015         2016         2015         2016         2015
                                         -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (100,616) $   (51,717) $  (817,480) $  (580,191) $ 2,309,859  $  2,713,584
 Net realized gain (loss) on investments   1,407,781      916,433    5,276,900    5,178,252   (1,950,404)    8,976,591
 Net change in unrealized appreciation
   (depreciation) of investments........    (817,482)  (1,155,150)     311,804     (610,593)   8,141,160   (27,913,715)
                                         -----------  -----------  -----------  -----------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from operations............     489,683     (290,434)   4,771,224    3,987,468    8,500,615   (16,223,540)
                                         -----------  -----------  -----------  -----------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,978,176    1,116,230   11,430,411    7,999,917   13,162,616    16,241,960
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   1,402,495   10,230,238    5,785,593    8,249,339   (4,830,518)   (6,118,581)
 Redemptions for contract benefits and
   terminations.........................    (820,888)    (482,609)  (4,698,603)  (3,256,494)  (6,286,201)   (6,702,019)
 Contract maintenance charges...........      (8,381)      (5,631)     (40,683)     (25,370)     (61,286)      (53,059)
                                         -----------  -----------  -----------  -----------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   2,551,402   10,858,228   12,476,718   12,967,392    1,984,611     3,368,301
                                         -----------  -----------  -----------  -----------  -----------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --           --           --           --         1,598
                                         -----------  -----------  -----------  -----------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   3,041,085   10,567,794   17,247,942   16,954,860   10,485,226   (12,853,641)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  10,567,794           --   57,344,737   40,389,877   86,414,399    99,268,040
                                         -----------  -----------  -----------  -----------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $13,608,879  $10,567,794  $74,592,679  $57,344,737  $96,899,625  $ 86,414,399
                                         ===========  ===========  ===========  ===========  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
(b)Units were made available on March 27, 2015.
(c)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                MULTIMANAGER              MULTIMANAGER CORE         MULTIMANAGER MID CAP
                                             AGGRESSIVE EQUITY*                 BOND*                     GROWTH*
                                         --------------------------  --------------------------  -------------------------
                                             2016          2015          2016          2015          2016         2015
                                         ------------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (1,980,267) $ (4,607,875) $  1,035,625  $    863,330  $  (815,213) $ (1,021,770)
 Net realized gain (loss) on investments   29,434,849    27,399,779    (1,253,178)   (1,945,759)     (34,598)    9,508,706
 Net change in unrealized appreciation
   (depreciation) of investments........  (14,510,194)   (3,090,422)    1,933,362      (232,836)   4,322,323   (10,536,292)
                                         ------------  ------------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   12,944,388    19,701,482     1,715,809    (1,315,265)   3,472,512    (2,049,356)
                                         ------------  ------------  ------------  ------------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   10,008,513    10,772,092    10,236,424    11,748,750    2,830,047     3,056,052
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (21,096,825)  (14,078,648)   (4,851,970)   (5,275,040)  (3,829,791)     (851,169)
 Redemptions for contract benefits and
   terminations.........................  (43,799,656)  (50,771,076)  (10,909,949)  (12,759,771)  (5,810,587)   (5,866,247)
 Contract maintenance charges...........     (400,747)     (433,974)      (93,229)      (93,403)     (38,429)      (44,537)
 Adjustments to net assets allocated to
   contracts in payout period...........      103,964        77,632            --            --           --            --
                                         ------------  ------------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (55,184,751)  (54,433,974)   (5,618,724)   (6,379,464)  (6,848,760)   (3,705,901)
                                         ------------  ------------  ------------  ------------  -----------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................       66,153      (107,172)           (4)           --           --            --
                                         ------------  ------------  ------------  ------------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (42,174,210)  (34,839,664)   (3,902,919)   (7,694,729)  (3,376,248)   (5,755,257)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  598,677,077   633,516,741   120,439,862   128,134,591   72,946,724    78,701,981
                                         ------------  ------------  ------------  ------------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $556,502,867  $598,677,077  $116,536,943  $120,439,862  $69,570,476  $ 72,946,724
                                         ============  ============  ============  ============  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                            MULTIMANAGER MID CAP           MULTIMANAGER            OPPENHEIMER MAIN
                                                   VALUE*                   TECHNOLOGY*            STREET FUND(R)/VA
                                         -------------------------  --------------------------  ----------------------
                                             2016         2015          2016          2015         2016        2015
                                         -----------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (131,502) $   (368,846) $ (1,833,255) $ (1,918,749) $   (6,896) $   (9,184)
 Net realized gain (loss) on investments   3,149,915     4,349,016    18,307,549    23,670,376     429,474     443,239
 Net change in unrealized appreciation
   (depreciation) of investments........   5,745,210    (7,860,004)   (6,122,208)  (14,489,931)    (68,519)   (388,538)
                                         -----------  ------------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations............   8,763,623    (3,879,834)   10,352,086     7,261,696     354,059      45,517
                                         -----------  ------------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,978,905     2,263,689     6,934,821     7,491,951   1,044,219     676,210
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (2,319,701)   (3,035,988)   (9,781,104)   (3,290,930)    167,475     102,722
 Redemptions for contract benefits and
   terminations.........................  (4,876,964)   (5,807,965)  (11,287,740)  (11,074,402)   (147,655)    (94,451)
 Contract maintenance charges...........     (31,149)      (33,880)      (86,131)      (85,285)     (3,927)     (2,795)
                                         -----------  ------------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (5,248,909)   (6,614,144)  (14,220,154)   (6,958,666)  1,060,112     681,686
                                         -----------  ------------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...   3,514,714   (10,493,978)   (3,868,068)      303,030   1,414,171     727,203
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  53,687,366    64,181,344   148,779,243   148,476,213   2,773,168   2,045,965
                                         -----------  ------------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $57,202,080  $ 53,687,366  $144,911,175  $148,779,243  $4,187,339  $2,773,168
                                         ===========  ============  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                  PIMCO
                                          COMMODITYREALRETURN(R)         TARGET 2015               TARGET 2025
                                            STRATEGY PORTFOLIO           ALLOCATION*               ALLOCATION*
                                         -----------------------  ------------------------  ------------------------
                                            2016         2015         2016         2015         2016         2015
                                         ----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (10,033) $   165,453  $    43,206  $   (25,226) $   149,482  $    14,771
 Net realized gain (loss) on investments   (872,688)    (733,882)     119,579      274,155      665,183    1,513,365
 Net change in unrealized appreciation
   (depreciation) of investments........  1,679,043   (1,141,016)     798,698     (993,286)   2,665,042   (3,332,037)
                                         ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    796,322   (1,709,445)     961,483     (744,357)   3,479,707   (1,803,901)
                                         ----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  1,445,752    1,630,575    2,483,111    3,055,402    7,527,022    7,436,612
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (154,477)      98,451   (1,373,328)  (1,097,738)  (1,183,865)     422,081
 Redemptions for contract benefits and
   terminations.........................   (257,282)    (211,687)  (2,729,050)  (3,048,775)  (3,359,079)  (3,914,104)
 Contract maintenance charges...........     (6,863)      (6,585)     (12,652)     (13,324)     (45,010)     (43,966)
                                         ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  1,027,130    1,510,754   (1,631,919)  (1,104,435)   2,939,068    3,900,623
                                         ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................         --        1,826           --           --           --           --
                                         ----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  1,823,452     (196,865)    (670,436)  (1,848,792)   6,418,775    2,096,722
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  5,192,221    5,389,086   22,956,812   24,805,604   53,746,972   51,650,250
                                         ----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $7,015,673  $ 5,192,221  $22,286,376  $22,956,812  $60,165,747  $53,746,972
                                         ==========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                TARGET 2035               TARGET 2045             TARGET 2055
                                                ALLOCATION*               ALLOCATION*           ALLOCATION*(A)
                                         ------------------------  ------------------------  --------------------
                                             2016         2015         2016         2015        2016       2015
                                         -----------  -----------  -----------  -----------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   127,382  $    32,352  $   110,201  $    50,768  $   17,647  $  5,825
 Net realized gain (loss) on investments     547,956    1,713,105      647,109    1,337,737     128,059      (170)
 Net change in unrealized appreciation
   (depreciation) of investments........   3,033,540   (3,456,752)   2,779,050   (2,945,712)     49,879   (19,362)
                                         -----------  -----------  -----------  -----------  ----------  --------

 Net increase (decrease) in net assets
   resulting from operations............   3,708,878   (1,711,295)   3,536,360   (1,557,207)    195,585   (13,707)
                                         -----------  -----------  -----------  -----------  ----------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   8,868,499    7,950,896    8,767,332    7,583,709   1,898,137   366,107
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,040,217)     (76,627)  (1,390,988)   1,122,924     648,210   186,017
 Redemptions for contract benefits and
   terminations.........................  (2,471,705)  (2,319,092)  (1,772,408)  (1,814,246)    (45,742)       --
 Contract maintenance charges...........     (72,353)     (67,887)     (94,460)     (82,560)     (8,725)     (305)
                                         -----------  -----------  -----------  -----------  ----------  --------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   5,284,224    5,487,290    5,509,476    6,809,827   2,491,880   551,819
                                         -----------  -----------  -----------  -----------  ----------  --------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           4           --           --           --         393         9
                                         -----------  -----------  -----------  -----------  ----------  --------

NET INCREASE (DECREASE) IN NET ASSETS...   8,993,106    3,775,995    9,045,836    5,252,620   2,687,858   538,121
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  51,706,880   47,930,885   43,122,855   37,870,235     538,121        --
                                         -----------  -----------  -----------  -----------  ----------  --------

NET ASSETS -- END OF YEAR OR PERIOD..... $60,699,986  $51,706,880  $52,168,691  $43,122,855  $3,225,979   538,121
                                         ===========  ===========  ===========  ===========  ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 26, 2015.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                 TEMPLETON GLOBAL          VANECK VIP GLOBAL
                                                                   BOND VIP FUND           HARD ASSETS FUND
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (597,144) $ 2,882,547  $  (184,703) $  (225,645)
 Net realized gain (loss) on investments....................  (2,042,441)    (492,015)  (4,033,398)  (1,223,149)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   3,796,656   (4,904,619)  11,213,758   (5,869,339)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,157,071   (2,514,087)   6,995,657   (7,318,133)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  12,347,109   13,575,804    2,737,396    2,884,845
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (2,002,781)    (522,486)   2,521,413    2,573,811
 Redemptions for contract benefits and terminations.........  (2,115,960)  (1,563,290)  (1,683,385)  (1,196,843)
 Contract maintenance charges...............................     (61,241)     (51,633)     (10,905)      (9,746)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   8,167,127   11,438,395    3,564,519    4,252,067
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................       1,900          198           --           --
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   9,326,098    8,924,506   10,560,176   (3,066,066)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  47,350,857   38,426,351   15,257,397   18,323,463
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $56,676,955  $47,350,857  $25,817,573  $15,257,397
                                                             ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

The change in units outstanding for the years or periods ended December 31, 2016 and 2015 were as follows:

                                                                                    2016                        2015
                                                                         --------------------------  --------------------------
                                                                          UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                             SHARE CLASS (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                             ----------- ------- -------- ---------- ------- -------- ----------
1290 VT SOCIALLY RESPONSIBLE................................     B          35      (45)      (10)      61      (58)        3

ALL ASSET AGGRESSIVE-ALT 25.................................     B          49      (21)       28       54      (22)       32

1290 VT SOCIALLY RESPONSIBLE................................     B          35      (45)      (10)      61      (58)        3

ALL ASSET GROWTH-ALT 20.....................................     B          76      (63)       13       78      (74)        4

ALL ASSET MODERATE GROWTH-ALT 15............................     B          38      (17)       21       35      (11)       24

AMERICAN CENTURY VP MID CAP VALUE FUND......................  CLASS II     106      (25)       81       71      (15)       56

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/............  CLASS 4      177      (62)      115      174      (57)      117

AXA 400 MANAGED VOLATILITY..................................     B          31      (10)       21       15      (11)        4

AXA 500 MANAGED VOLATILITY..................................     B          53      (36)       17       42      (31)       11

AXA 2000 MANAGED VOLATILITY.................................     B          23      (16)        7       13      (10)        3

AXA AGGRESSIVE ALLOCATION...................................     B         427     (426)        1      472     (419)       53

AXA BALANCED STRATEGY.......................................     A          --       --        --       --       (1)       (1)
AXA BALANCED STRATEGY.......................................     B         168      (90)       78      171      (74)       97

AXA CONSERVATIVE ALLOCATION.................................     B         140     (168)      (28)     178     (220)      (42)

AXA CONSERVATIVE GROWTH STRATEGY............................     B          59      (36)       23       64      (34)       30

AXA CONSERVATIVE STRATEGY...................................     B          29      (16)       13       31      (18)       13

AXA CONSERVATIVE-PLUS ALLOCATION............................     B         215     (240)      (25)     249     (263)      (14)

AXA GLOBAL EQUITY MANAGED VOLATILITY........................     B         117     (249)     (132)     125     (237)     (112)

AXA INTERNATIONAL CORE MANAGED VOLATILITY...................     B         144     (207)      (63)     158     (216)      (58)

AXA INTERNATIONAL MANAGED VOLATILITY........................     B          20      (17)        3       26      (11)       15

AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................     B         118     (193)      (75)     131     (204)      (73)

AXA LARGE CAP CORE MANAGED VOLATILITY.......................     B          18      (35)      (17)      24      (40)      (16)

AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................     B         151     (354)     (203)     172     (359)     (187)

AXA LARGE CAP VALUE MANAGED VOLATILITY......................     A         220     (580)     (360)     244     (589)     (345)
AXA LARGE CAP VALUE MANAGED VOLATILITY......................     B          23      (90)      (67)      30      (93)      (63)

AXA MID CAP VALUE MANAGED VOLATILITY........................     B         113     (254)     (141)     121     (263)     (142)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                                    2016                        2015
                                                                         --------------------------  --------------------------
                                                                          UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                             SHARE CLASS (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                             ----------- ------- -------- ---------- ------- -------- ----------
AXA MODERATE ALLOCATION.....................................      A        655    (1,588)    (933)     751    (1,755)   (1,004)
AXA MODERATE ALLOCATION.....................................      B        488      (438)      50      512      (388)      124

AXA MODERATE GROWTH STRATEGY................................      B        134       (46)      88      141       (41)      100

AXA MODERATE-PLUS ALLOCATION................................      B        698      (820)    (122)     732      (798)      (66)

AXA SMARTBETA EQUITY........................................      B          3        --        3        1        (1)       --

AXA/AB DYNAMIC MODERATE GROWTH..............................      B         39       (25)      14       50       (25)       25

1290 VT SOCIALLY RESPONSIBLE................................      B         35       (45)     (10)      61       (58)        3

AXA/AB SMALL CAP GROWTH.....................................      A         57      (125)     (68)      68      (136)      (68)
AXA/AB SMALL CAP GROWTH.....................................      B         50       (48)       2       55       (53)        2

AXA/CLEARBRIDGE LARGE CAP GROWTH............................      B         86      (221)    (135)     129      (218)      (89)

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.................      B         21        (2)      19        8        (1)        7

AXA/FRANKLIN BALANCED MANAGED VOLATILITY....................      B         94      (136)     (42)     129      (141)      (12)

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.............      B         20       (24)      (4)      17       (27)      (10)

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY........      B         76      (122)     (46)     102      (102)       --

AXA/HORIZON SMALL CAP VALUE.................................      B          2        --        2        1        --         1

AXA/JANUS ENTERPRISE........................................      B        199      (261)     (62)     226      (218)        8

AXA/LOOMIS SAYLES GROWTH....................................      B        122       (59)      63       38       (38)       --

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..............      B         15       (29)     (14)      14       (36)      (22)

AXA/PACIFIC GLOBAL SMALL CAP VALUE..........................      B          3        --        3        1        --         1

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..............      B         50       (68)     (18)      57       (63)       (6)

CHARTER/SM/ MULTI-SECTOR BOND...............................      A         34       (65)     (31)      42       (74)      (32)
CHARTER/SM/ MULTI-SECTOR BOND...............................      B         38       (45)      (7)      40       (46)       (6)

CHARTER/SM/ REAL ASSETS.....................................      B          2        (1)       1       --        --        --

CHARTER/SM/ SMALL CAP GROWTH................................      B         26       (47)     (21)      34       (57)      (23)

CHARTER/SM/ SMALL CAP VALUE.................................      B         32       (67)     (35)      33       (66)      (33)

EQ/BLACKROCK BASIC VALUE EQUITY.............................      B        354      (323)      31      353      (311)       42

EQ/BOSTON ADVISORS EQUITY INCOME............................      B         65      (100)     (35)      74      (100)      (26)

EQ/CAPITAL GUARDIAN RESEARCH................................      B         63      (120)     (57)      88      (135)      (47)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                     2016                        2015
                                                                         ---------------------------  --------------------------
                                                                          UNITS   UNITS       NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED   INCREASE  ISSUED  REDEEMED  INCREASE
                                                             SHARE CLASS (000'S) (000'S)   (DECREASE) (000'S) (000'S)  (DECREASE)
                                                             ----------- ------- --------  ---------- ------- -------- ----------
EQ/COMMON STOCK INDEX.......................................      A          188     (558)    (370)      244     (607)    (363)
EQ/COMMON STOCK INDEX.......................................      B          134     (123)      11       104     (122)     (18)

EQ/CORE BOND INDEX..........................................      B          181     (153)      28       180     (173)       7

EQ/EMERGING MARKETS EQUITY PLUS.............................      B           42      (24)      18        37      (16)      21

EQ/EQUITY 500 INDEX.........................................      A          302     (346)     (44)      303     (350)     (47)
EQ/EQUITY 500 INDEX.........................................      B          511     (218)     293       436     (211)     225

EQ/GAMCO MERGERS AND ACQUISITIONS...........................      B           15      (26)     (11)       17      (31)     (14)

EQ/GAMCO SMALL COMPANY VALUE................................      B          470     (353)     117       448     (355)      93

1290 VT SOCIALLY RESPONSIBLE................................      B           35      (45)     (10)       61      (58)       3

EQ/GLOBAL BOND PLUS.........................................      B           64     (107)     (43)       77     (134)     (57)

EQ/HIGH YIELD BOND..........................................      B           42      (19)      23        39      (14)      25

EQ/INTERMEDIATE GOVERNMENT BOND.............................      A           29      (47)     (18)       27      (47)     (20)
EQ/INTERMEDIATE GOVERNMENT BOND.............................      B           29      (20)       9         9      (22)     (13)

EQ/INTERNATIONAL EQUITY INDEX...............................      A          201     (322)    (121)      217     (329)    (112)
EQ/INTERNATIONAL EQUITY INDEX...............................      B           34      (73)     (39)       57      (66)      (9)

EQ/INVESCO COMSTOCK.........................................      B           69     (126)     (57)       96     (141)     (45)

EQ/JPMORGAN VALUE OPPORTUNITIES.............................      B          114      (69)      45       108      (73)      35

EQ/LARGE CAP GROWTH INDEX...................................      B          275     (235)      40       281     (252)      29

EQ/LARGE CAP VALUE INDEX....................................      B          182     (131)      51       181     (144)      37

EQ/MFS INTERNATIONAL GROWTH.................................      B          137      (99)      38       136     (106)      30

EQ/MID CAP INDEX............................................      B          454     (312)     142       356     (302)      54

EQ/MONEY MARKET.............................................      A       20,980  (20,803)     177    15,536  (15,514)      22
EQ/MONEY MARKET.............................................      B      153,516 (149,689)   3,827    97,822  (96,559)   1,263

EQ/OPPENHEIMER GLOBAL.......................................      B          185     (162)      23       244     (121)     123

EQ/PIMCO GLOBAL REAL RETURN.................................      B          118      (57)      61       138      (50)      88

EQ/PIMCO ULTRA SHORT BOND...................................      A           --       --       --        --       (1)      (1)
EQ/PIMCO ULTRA SHORT BOND...................................      B          105     (164)     (59)      111     (186)     (75)

EQ/QUALITY BOND PLUS........................................      A           28      (61)     (33)       32      (70)     (38)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                        2016                        2015
                                                                             --------------------------  ----------------
                                                                              UNITS   UNITS      NET      UNITS   UNITS
                                                                             ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED
                                                               SHARE CLASS   (000'S) (000'S)  (DECREASE) (000'S) (000'S)
                                                             --------------- ------- -------- ---------- ------- --------
EQ/QUALITY BOND PLUS........................................        B           28      (34)       (6)      20      (30)

EQ/SMALL COMPANY INDEX......................................        B          141     (148)       (7)     137     (143)

EQ/T. ROWE PRICE GROWTH STOCK...............................        B          458     (367)       91      497     (270)

EQ/UBS GROWTH & INCOME......................................        B           45      (61)      (16)      92      (67)

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO..................... SERVICE CLASS 2   366     (262)      104      425     (206)

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO..................... SERVICE CLASS 2    16       (8)        8       15       (4)

FIDELITY(R) VIP MID CAP PORTFOLIO........................... SERVICE CLASS 2    68      (25)       43       61      (18)

GOLDMAN SACHS VIT MID CAP VALUE FUND........................ SERVICE SHARES     66      (61)        5      127      (66)

INVESCO V.I. DIVERSIFIED DIVIDEND FUND......................    SERIES II      102      (14)       88       40       (8)

INVESCO V.I. GLOBAL REAL ESTATE FUND........................    SERIES II      134      (93)       41      184     (113)

1290 VT SOCIALLY RESPONSIBLE................................        B           35      (45)      (10)      61      (58)

INVESCO V.I. HIGH YIELD FUND................................    SERIES II       79      (54)       25       95      (49)

INVESCO V.I. INTERNATIONAL GROWTH FUND......................    SERIES II      143      (71)       72      160      (60)

INVESCO V.I. MID CAP CORE EQUITY FUND.......................    SERIES II       28      (16)       12       29      (21)

INVESCO V.I. SMALL CAP EQUITY FUND..........................    SERIES II       13      (12)        1       17       (9)

IVY VIP ENERGY..............................................  COMMON SHARES    238     (171)       67      217     (132)

IVY VIP HIGH INCOME.........................................  COMMON SHARES    305     (252)       53      345     (263)

IVY VIP MID CAP GROWTH......................................  COMMON SHARES    209     (125)       84      214     (100)

IVY VIP SMALL CAP GROWTH....................................  COMMON SHARES     60      (69)       (9)     151      (76)

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO......... SERVICE SHARES    475     (324)      151      510     (228)

MFS(R) INTERNATIONAL VALUE PORTFOLIO........................  SERVICE CLASS    587     (218)      369      514     (175)

MFS(R) INVESTORS TRUST SERIES...............................  SERVICE CLASS     19      (15)        4       15      (15)

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......  SERVICE CLASS     26      (12)       14       66      (11)

MFS(R) TECHNOLOGY PORTFOLIO.................................  SERVICE CLASS    162     (102)       60      139      (76)

MFS(R) UTILITIES SERIES.....................................  SERVICE CLASS    145     (133)       12      192     (171)

MULTIMANAGER AGGRESSIVE EQUITY..............................        A          198     (597)     (399)     259     (651)
MULTIMANAGER AGGRESSIVE EQUITY..............................        B           17      (41)      (24)      21      (40)

                                                             ----------
                                                                NET
                                                              INCREASE
                                                             (DECREASE)
                                                             ----------
EQ/QUALITY BOND PLUS........................................     (10)

EQ/SMALL COMPANY INDEX......................................      (6)

EQ/T. ROWE PRICE GROWTH STOCK...............................     227

EQ/UBS GROWTH & INCOME......................................      25

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.....................     219

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.....................      11

FIDELITY(R) VIP MID CAP PORTFOLIO...........................      43

GOLDMAN SACHS VIT MID CAP VALUE FUND........................      61

INVESCO V.I. DIVERSIFIED DIVIDEND FUND......................      32

INVESCO V.I. GLOBAL REAL ESTATE FUND........................      71

1290 VT SOCIALLY RESPONSIBLE................................       3

INVESCO V.I. HIGH YIELD FUND................................      46

INVESCO V.I. INTERNATIONAL GROWTH FUND......................     100

INVESCO V.I. MID CAP CORE EQUITY FUND.......................       8

INVESCO V.I. SMALL CAP EQUITY FUND..........................       8

IVY VIP ENERGY..............................................      85

IVY VIP HIGH INCOME.........................................      82

IVY VIP MID CAP GROWTH......................................     114

IVY VIP SMALL CAP GROWTH....................................      75

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.........     282

MFS(R) INTERNATIONAL VALUE PORTFOLIO........................     339

MFS(R) INVESTORS TRUST SERIES...............................      --

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......      55

MFS(R) TECHNOLOGY PORTFOLIO.................................      63

MFS(R) UTILITIES SERIES.....................................      21

MULTIMANAGER AGGRESSIVE EQUITY..............................    (392)
MULTIMANAGER AGGRESSIVE EQUITY..............................     (19)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                       2016                        2015
                                                                            --------------------------  ----------------
                                                                             UNITS   UNITS      NET      UNITS   UNITS
                                                                            ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED
                                                              SHARE CLASS   (000'S) (000'S)  (DECREASE) (000'S) (000'S)
                                                             -------------- ------- -------- ---------- ------- --------
MULTIMANAGER CORE BOND......................................       B            113    (152)    (39)       143    (187)

MULTIMANAGER MID CAP GROWTH.................................       B             30     (70)    (40)        48     (67)

MULTIMANAGER MID CAP VALUE..................................       B             18     (45)    (27)        18     (51)

MULTIMANAGER TECHNOLOGY.....................................       B            102    (176)    (74)       140    (176)

OPPENHEIMER MAIN STREET FUND(R)/VA.......................... SERVICE CLASS        8      (2)      6          4      (1)

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO............. ADVISOR CLASS       34     (17)     17         34     (13)

TARGET 2015 ALLOCATION......................................       B             29     (43)    (14)        36     (46)

TARGET 2025 ALLOCATION......................................       B             84     (60)     24         92     (60)

TARGET 2035 ALLOCATION......................................       B             83     (44)     39         81     (40)

TARGET 2045 ALLOCATION......................................       B             79     (37)     42         79     (26)

TARGET 2055 ALLOCATION......................................       B             29      (3)     26          7      (1)

TEMPLETON GLOBAL BOND VIP FUND..............................    CLASS 2         147     (72)     75        151     (52)

VANECK VIP GLOBAL HARD ASSETS FUND.......................... CLASS S SHARES     213    (151)     62        135     (66)

                                                             ----------
                                                                NET
                                                              INCREASE
                                                             (DECREASE)
                                                             ----------
MULTIMANAGER CORE BOND......................................    (44)

MULTIMANAGER MID CAP GROWTH.................................    (19)

MULTIMANAGER MID CAP VALUE..................................    (33)

MULTIMANAGER TECHNOLOGY.....................................    (36)

OPPENHEIMER MAIN STREET FUND(R)/VA..........................      3

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.............     21

TARGET 2015 ALLOCATION......................................    (10)

TARGET 2025 ALLOCATION......................................     32

TARGET 2035 ALLOCATION......................................     41

TARGET 2045 ALLOCATION......................................     53

TARGET 2055 ALLOCATION......................................      6

TEMPLETON GLOBAL BOND VIP FUND..............................     99

VANECK VIP GLOBAL HARD ASSETS FUND..........................     69

-----------
The accompanying notes are an integral part of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trusts, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and VanEck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year ended December 31, 2016, and a Statement of Changes in Net Assets for the years or periods ended December 31, 2016 and 2015, except as otherwise indicated below:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
   .   Invesco V.I. Diversified Dividend Fund
   .   Invesco V.I. Global Real Estate Fund
   .   Invesco V.I. High Yield Fund
   .   Invesco V.I. International Growth Fund
   .   Invesco V.I. Mid Cap Core Equity Fund
   .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
   .   American Funds Insurance Series(R) Bond Fund/SM/

     AXA PREMIER VIP TRUST*
   .   AXA Aggressive Allocation
   .   AXA Conservative Allocation
   .   AXA Conservative-Plus Allocation
   .   AXA Moderate Allocation
   .   AXA Moderate-Plus Allocation
   .   Charter/SM/ International Moderate/(10)/
   .   Charter/SM/ Multi-Sector Bond
   .   Charter/SM/ Real Assets/(10)/
   .   Charter/SM/ Small Cap Growth
   .   Charter/SM/ Small Cap Value
   .   Target 2015 Allocation
   .   Target 2025 Allocation
   .   Target 2035 Allocation
   .   Target 2045 Allocation
   .   Target 2055 Allocation/(10)/

     EQ ADVISORS TRUST*
   .   1290 VT Socially Responsible/(1)/
   .   All Asset Aggressive-Alt 25
   .   All Asset Growth-Alt 20
   .   All Asset Moderate Growth-Alt 15
   .   AXA 400 Managed Volatility
   .   AXA 500 Managed Volatility
   .   AXA 2000 Managed Volatility
   .   AXA Balanced Strategy
   .   AXA Conservative Growth Strategy
   .   AXA Conservative Strategy
   .   AXA Global Equity Managed Volatility
   .   AXA Growth Strategy
   .   AXA International Core Managed Volatility
   .   AXA International Managed Volatility
   .   AXA International Value Managed Volatility
   .   AXA Large Cap Core Managed Volatility
   .   AXA Large Cap Growth Managed Volatility
   .   AXA Large Cap Value Managed Volatility
   .   AXA Mid Cap Value Managed Volatility
   .   AXA Moderate Growth Strategy
   .   AXA SmartBeta Equity/(10)/
   .   AXA/AB Dynamic Moderate Growth
   .   AXA/AB Small Cap Growth
   .   AXA/ClearBridge Large Cap Growth/(2)/
   .   AXA/Doubleline Opportunistic Core Plus Bond/(10)/
   .   AXA/Franklin Balanced Managed Volatility
   .   AXA/Franklin Small Cap Value Managed Volatility
   .   AXA/Franklin Templeton Allocation Managed Volatility
   .   AXA/Horizon Small Cap Value/(10)/
   .   AXA/Janus Enterprise/(3)/
   .   AXA/Loomis Sayles Growth
   .   AXA/Mutual Large Cap Equity Managed Volatility
   .   AXA/Pacific Global Small Cap Value/(10)/
   .   AXA/Templeton Global Equity Managed Volatility

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

1. Organization (Continued)

   .   EQ/BlackRock Basic Value Equity
   .   EQ/Boston Advisors Equity Income
   .   EQ/Capital Guardian Research
   .   EQ/Common Stock Index
   .   EQ/Core Bond Index
   .   EQ/Emerging Markets Equity PLUS
   .   EQ/Equity 500 Index
   .   EQ/GAMCO Mergers and Acquisitions
   .   EQ/GAMCO Small Company Value
   .   EQ/Global Bond PLUS
   .   EQ/High Yield Bond
   .   EQ/Intermediate Government Bond
   .   EQ/International Equity Index
   .   EQ/Invesco Comstock
   .   EQ/JPMorgan Value Opportunities
   .   EQ/Large Cap Growth Index
   .   EQ/Large Cap Value Index
   .   EQ/MFS International Growth
   .   EQ/Mid Cap Index
   .   EQ/Money Market
   .   EQ/Oppenheimer Global
   .   EQ/PIMCO Global Real Return
   .   EQ/PIMCO Ultra Short Bond
   .   EQ/Quality Bond PLUS
   .   EQ/Small Company Index
   .   EQ/T. Rowe Price Growth Stock
   .   EQ/UBS Growth & Income
   .   Multimanager Aggressive Equity
   .   Multimanager Core Bond
   .   Multimanager Mid Cap Growth
   .   Multimanager Mid Cap Value
   .   Multimanager Technology


     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
   .   Fidelity(R) VIP Contrafund(R) Portfolio
   .   Fidelity(R) VIP Equity-Income Portfolio
   .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   .   Templeton Global Bond VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
   .   Goldman Sachs VIT Mid Cap Value Fund

     IVY VARIABLE INSURANCE PORTFOLIOS
   .   Ivy VIP Energy/(4)/
   .   Ivy VIP High Income/(5)/
   .   Ivy VIP Mid Cap Growth/(6)/
   .   Ivy VIP Small Cap Growth/(7)/

     LAZARD RETIREMENT SERIES, INC.
   .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
   .   MFS(R) International Value Portfolio
   .   MFS(R) Investors Trust Series
   .   MFS(R) Massachusetts Investors Growth Stock Portfolio/(9)/
   .   MFS(R) Technology Portfolio
   .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
   .   Oppenheimer Main Street Fund(R)/VA

     PIMCO VARIABLE INSURANCE TRUST
   .   PIMCO CommodityRealReturn(R) Strategy Portfolio

     VANECK VIP TRUST
   .   VanEck VIP Global Hard Assets Fund/(8)/

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   (1)Formerly known as EQ/Calvert Socially Responsible.
   (2)Formerly known as EQ/Wells Fargo Omega Growth.
   (3)Formerly known as EQ/Morgan Stanley Mid Cap Growth.
   (4)Formerly known as Ivy Funds VIP Energy.
   (5)Formerly known as Ivy Funds VIP High Income.
   (6)Formerly known as Ivy Funds VIP Mid Cap Growth.
   (7)Formerly known as Ivy Funds VIP Small Cap Growth.
   (8)Formerly known as Van Eck VIP Global Hard Assets Fund.

   (9)Units were made available on March 27, 2015. The Account presents a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year ended December 31, 2016, and a Statement of Changes in Net Assets for the year ended December 31, 2016 and for the period ended December 31, 2015.
  (10)Units were made available on May 26, 2015. The Account presents a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year ended December 31, 2016, and a Statement of Changes in Net Assets for the year ended December 31, 2016 and for the period ended December 31, 2015.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

1. Organization (Concluded)

   to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts ("Contracts").

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout(annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48.

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

2. Significant Accounting Policies (Continued)


   Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

   .   EQUI-VEST(R) Series 100 through 801
   .   EQUI-VEST(R) Vantage Series 900
   .   EQUI-VEST(R) Strategies Series 900 and 901
   .   Momentum
   .   Momentum Plus
   .   Variable Immediate Annuity

   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

   .   EQUI-VEST(R) Series 100 through 801
   .   EQUI-VEST(R) Strategies Series 900 and 901
   .   EQUIPLAN
   .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

2. Significant Accounting Policies (Concluded)


   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2016 were as follows:

                                                       PURCHASES      SALES
                                                      ------------ ------------
1290 VT Socially Responsible......................... $  6,417,777 $  6,733,613
All Asset Aggressive-Alt 25..........................    5,474,422    2,342,940
All Asset Growth-Alt 20..............................   12,786,261    9,671,756
All Asset Moderate Growth-Alt 15.....................    4,082,113    1,977,644
American Century VP Mid Cap Value Fund...............   21,965,273    4,988,596
American Funds Insurance Series(R) Bond Fund/SM/.....   18,850,491    6,994,245
AXA 400 Managed Volatility...........................    5,665,020    1,971,862
AXA 500 Managed Volatility...........................    9,740,942    6,458,800
AXA 2000 Managed Volatility..........................    3,784,919    2,733,582
AXA Aggressive Allocation............................  106,395,178   79,996,765
AXA Balanced Strategy................................   24,236,923   13,581,097
AXA Conservative Allocation..........................   20,994,063   23,116,507
AXA Conservative Growth Strategy.....................    7,320,383    4,643,060
AXA Conservative Strategy............................    3,308,084    1,920,793
AXA Conservative-Plus Allocation.....................   37,606,829   35,818,764
AXA Global Equity Managed Volatility.................   30,784,126   58,115,191
AXA Growth Strategy..................................       29,641       32,753
AXA International Core Managed Volatility............   16,765,440   25,249,834
AXA International Managed Volatility.................    2,261,355    1,897,257
AXA International Value Managed Volatility...........   15,497,672   25,738,275
AXA Large Cap Core Managed Volatility................    3,185,108    5,325,134
AXA Large Cap Growth Managed Volatility..............   60,399,704   89,512,954
AXA Large Cap Value Managed Volatility...............   50,884,459  113,512,274
AXA Mid Cap Value Managed Volatility.................   32,249,716   66,438,880
AXA Moderate Allocation..............................  215,233,760  238,271,730
AXA Moderate Growth Strategy.........................   17,637,035    6,478,793
AXA Moderate-Plus Allocation.........................  170,434,977  147,725,277
AXA SmartBeta Equity.................................      334,066       23,469
AXA/AB Dynamic Moderate Growth.......................    4,966,132    3,109,711
AXA/AB Small Cap Growth..............................   50,673,693   52,895,548
AXA/ClearBridge Large Cap Growth.....................   14,873,496   39,270,968
AXA/Doubleline Opportunistic Core Plus Bond..........    2,154,298      203,627
AXA/Franklin Balanced Managed Volatility.............   14,053,278   18,393,625
AXA/Franklin Small Cap Value Managed Volatility......    2,950,390    3,444,028
AXA/Franklin Templeton Allocation Managed Volatility.    9,877,368   14,060,370
AXA/Horizon Small Cap Value..........................      234,194       23,519
AXA/Janus Enterprise.................................   37,942,760   51,436,943
AXA/Loomis Sayles Growth.............................   26,363,951   13,074,905
AXA/Mutual Large Cap Equity Managed Volatility.......    2,675,395    4,235,172
AXA/Pacific Global Small Cap Value...................      254,635       41,989
AXA/Templeton Global Equity Managed Volatility.......    5,781,111    7,885,638
Charter/SM/ International Moderate...................       28,117          722
Charter/SM/ Multi-Sector Bond........................   11,190,959   16,725,922

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

4. Purchases and Sales of Portfolios (Continued)

                                                        PURCHASES      SALES
                                                       ------------ ------------
Charter/SM/ Real Assets............................... $    236,650 $     81,570
Charter/SM/ Small Cap Growth..........................    4,623,681    7,493,381
Charter/SM/ Small Cap Value...........................    8,158,003   15,407,982
EQ/BlackRock Basic Value Equity.......................  105,325,642  100,572,819
EQ/Boston Advisors Equity Income......................   24,178,033   18,320,479
EQ/Capital Guardian Research..........................   12,964,758   26,287,950
EQ/Common Stock Index.................................  153,590,111  325,903,774
EQ/Core Bond Index....................................   23,024,163   19,402,760
EQ/Emerging Markets Equity PLUS.......................    3,335,463    1,922,699
EQ/Equity 500 Index...................................  263,862,575  210,617,396
EQ/GAMCO Mergers and Acquisitions.....................    2,973,588    4,012,684
EQ/GAMCO Small Company Value..........................  160,591,740  107,257,238
EQ/Global Bond PLUS...................................    8,825,567   13,687,666
EQ/High Yield Bond....................................    4,833,904    2,049,811
EQ/Intermediate Government Bond.......................    8,987,825   11,237,705
EQ/International Equity Index.........................   38,807,695   53,274,294
EQ/Invesco Comstock...................................   13,627,480   20,991,400
EQ/JPMorgan Value Opportunities.......................   22,316,210   14,903,997
EQ/Large Cap Growth Index.............................   49,631,062   33,542,354
EQ/Large Cap Value Index..............................   21,119,415   13,346,136
EQ/MFS International Growth...........................   22,972,631   17,151,681
EQ/Mid Cap Index......................................  113,679,927   63,322,708
EQ/Money Market.......................................  218,932,266  214,667,559
EQ/Oppenheimer Global.................................   25,880,435   23,365,031
EQ/PIMCO Global Real Return...........................   13,058,708    5,852,307
EQ/PIMCO Ultra Short Bond.............................   12,101,830   18,269,081
EQ/Quality Bond PLUS..................................    9,649,097   16,555,924
EQ/Small Company Index................................   50,354,944   37,050,515
EQ/T. Rowe Price Growth Stock.........................   90,259,688   71,442,406
EQ/UBS Growth & Income................................    8,093,328   10,290,372
Fidelity(R) VIP Contrafund(R) Portfolio...............   89,841,252   50,250,989
Fidelity(R) VIP Equity-Income Portfolio...............    3,300,728    1,412,069
Fidelity(R) VIP Mid Cap Portfolio.....................   12,464,602    4,378,156
Goldman Sachs VIT Mid Cap Value Fund..................   10,252,644    8,970,131
Invesco V.I. Diversified Dividend Fund................   16,807,403    2,493,722
Invesco V.I. Global Real Estate Fund..................   22,309,326   14,391,127
Invesco V.I. High Yield Fund..........................   10,556,784    6,726,020
Invesco V.I. International Growth Fund................   17,817,176    8,900,788
Invesco V.I. Mid Cap Core Equity Fund.................    5,104,025    2,496,528
Invesco V.I. Small Cap Equity Fund....................    2,611,190    2,130,168
Ivy VIP Energy........................................   25,298,978   19,184,782
Ivy VIP High Income...................................   55,727,933   37,360,062
Ivy VIP Mid Cap Growth................................   32,021,702   17,164,978
Ivy VIP Small Cap Growth..............................    9,332,685    8,440,381
Lazard Retirement Emerging Markets Equity Portfolio...   44,166,833   30,851,733
MFS(R) International Value Portfolio..................  105,174,148   39,044,289
MFS(R) Investors Trust Series.........................    4,593,316    2,837,648
MFS(R) Massachusetts Investors Growth Stock Portfolio.    6,329,584    2,434,059
MFS(R) Technology Portfolio...........................   36,715,287   23,152,667
MFS(R) Utilities Series...............................   28,230,300   21,726,916
Multimanager Aggressive Equity........................   32,901,944   89,982,424
Multimanager Core Bond................................   19,487,623   23,954,210
Multimanager Mid Cap Growth...........................    6,549,724   12,662,365
Multimanager Mid Cap Value............................    4,309,458    9,689,869

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

4. Purchases and Sales of Portfolios (Concluded)

                                                  PURCHASES     SALES
                                                 ----------- -----------
Multimanager Technology......................... $27,425,379 $36,218,663
Oppenheimer Main Street Fund(R)/VA..............   1,819,450     367,721
PIMCO CommodityRealReturn(R) Strategy Portfolio.   2,135,946   1,118,933
Target 2015 Allocation..........................   4,356,013   5,515,008
Target 2025 Allocation..........................  11,515,452   8,426,902
Target 2035 Allocation..........................  11,807,194   6,395,584
Target 2045 Allocation..........................  10,972,115   5,352,438
Target 2055 Allocation..........................   2,898,731     258,763
Templeton Global Bond VIP Fund..................  16,023,077   8,408,157
VanEck VIP Global Hard Assets Fund..............  12,752,932   9,373,116

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.32% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Dynamic Moderate Growth, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

5. Expenses and Related Party Transactions (Concluded)


   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In March 2015, a fund reorganization occurred within MFS(R) Variable Insurance Trusts, impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by MFS Variable Insurance Trusts. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the MFS(R) Massachusetts Investors Growth Stock Portfolio. On March 27, 2015, MFS(R) Investors Growth Stock Series (the "Removed Portfolio") exchanged all of its assets and liabilities for equivalent interests in MFS(R) Massachusetts Investors Growth Stock Portfolio (the "Surviving Portfolio"). For accounting purposes, the reorganization, which occurred on March 27, 2015, was treated as a merger.

-----------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------------
 MARCH 27, 2015           MFS(R) INVESTORS GROWTH STOCK SERIES MFS(R) MASSACHUSETTS INVESTORS
                                                               GROWTH STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------
Shares -- Service Class       768,597                              621,908
Value -- Service Class    $     14.33                          $     17.71
Net Assets Before Merger  $11,013,989                          $        --
Net Assets After Merger   $        --                          $11,013,989
Unrealized Gain           $   394,876                          $        --

7. Asset-based Charges and Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:

                         MORTALITY AND                FINANCIAL
                         EXPENSE RISKS OTHER EXPENSES ACCOUNTING   TOTAL
                         ------------- -------------- ---------- -----
OLD CONTRACTS                0.58%          0.16%          --    0.74%
EQUIPLAN(R) CONTRACTS        0.58%          0.16%          --    0.74%
EQUI-VEST(R) SERIES 100

EQ/Money Market,
EQ/Common Stock Index...     0.56%          0.60%        0.24%   1.40%

All Other Funds.........     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index...     0.65%          0.60%        0.24%   1.49%/(1)/

All Other Funds.........     0.50%          0.60%        0.24%   1.34%

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Asset-based Charges and Contractowner Charges (Continued)

                                                             MORTALITY AND                FINANCIAL
                                                             EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                                             ------------- -------------- ---------- -----
EQUI-VEST(R) SERIES 200

EQ/Money Market,
EQ/Common Stock Index.......................................     1.15%          0.25%         --     1.40%

All Other Funds.............................................     1.09%          0.25%         --     1.34%

EQUI-VEST(R) SERIES 201

All Other Funds.............................................     0.95%          0.25%         --     1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and AXA Moderate Alloocation.     1.10%          0.25%         --     1.35%

All Other Funds.............................................     1.10%          0.24%         --     1.34%

MOMENTUM PLUS CONTRACTS                                          1.10%          0.25%         --     1.35%
EQUI-VEST(R)SERIES 500 CONTRACTS                                 1.20%          0.25%         --     1.45%
EQUI-VEST(R) AT RETIREMENT

1.30% All Funds.............................................     0.80%          0.50%         --     1.30%

1.25% All Funds.............................................     0.75%          0.50%         --     1.25%

EQUI-VEST(R)SERIES 600 AND 800 CONTRACTS                         0.95%          0.25%         --     1.20%
EQUI-VEST(R) VANTAGE CONTRACTS

0.90% All Funds.............................................     0.90%            --          --     0.90%

0.70% All Funds.............................................     0.70%            --          --     0.70%

0.50% All Funds.............................................     0.50%            --          --     0.50%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900

1.20% All Funds.............................................     1.20%            --          --     1.20%

0.90% All Funds.............................................     0.90%            --          --     0.90%

0.70% All Funds.............................................     0.70%            --          --     0.70%

0.50% All Funds.............................................     0.50%            --          --     0.50%

0.25% All Funds.............................................     0.25%            --          --     0.25%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901

0.00% All Funds.............................................     0.00%            --          --     0.00%

0.10% All Funds.............................................     0.10%            --          --     0.10%

0.25% All Funds.............................................     0.25%            --          --     0.25%

0.50% All Funds.............................................     0.50%            --          --     0.50%

0.60% All Funds.............................................     0.60%            --          --     0.60%

0.70% All Funds.............................................     0.70%            --          --     0.70%

0.80% All Funds.............................................     0.80%            --          --     0.80%

0.90% All Funds.............................................     0.90%            --          --     0.90%

1.00% All Funds.............................................     1.00%            --          --     1.00%

1.10% All Funds.............................................     1.10%            --          --     1.10%

1.15% All Funds.............................................     1.15%            --          --     1.15%

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Asset-based Charges and Contractowner Charges (Continued)

                                           MORTALITY AND                FINANCIAL
                                           EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                           ------------- -------------- ---------- -----
EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS      0.70%          0.25%         --     0.95%
EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS

1.10% All Funds...........................     0.85%          0.25%         --     1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS

1.25% All Funds...........................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds...........................     0.40%          0.10%         --     0.50%

   ----------
    (1)Current annual rate is 1.40% and guaranteed maximum annual rate is 1.49%.

   Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUIVEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 100/200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                        WHEN CHARGE
             CHARGES                    IS DEDUCTED                          AMOUNT DEDUCTED
             -------                     -----------                         ---------------

Annual Administrative charge       Annual                  LOW - $0 depending on the product and account
                                                           value.

                                                           HIGH - Depending on account value, $50 if the
                                                           account value on the last business day of the
                                                           contract year is less than $100,000.

Withdrawal Charge                  At time of transaction  LOW - 5% of withdrawals or contributions made in the current and prior five participation years,
                                                           whichever is less.

                                                           HIGH - 7% of contributions withdrawn, declining by
                                                           1% each contract years following each contribution.

                                                           Exceptions and limitations may eliminate or reduce
                                                           the withdrawal charge.

Plan Loan charges                  At time of transaction  $25 set-up fee and $6.25 quarterly recordkeeping fee

Variable Immediate Annuity Payout  At time of transaction  $350 annuity administration fee option

                  AMOUNT DEDUCTED                        HOW DEDUCTED
                  ---------------                         ------------

LOW - $0 depending on the product and account        Unit liquidation from
value.                                               account value

HIGH - Depending on account value, $50 if the        Unit liquidation from
account value on the last business day of the        account value
contract year is less than $100,000.

LOW - 5% of withdrawals or contributions made in     Unit liquidation from
the current and prior five participation years,      account value
whichever is less.

HIGH - 7% of contributions withdrawn, declining by 1% each contract years following each contribution.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

$25 set-up fee and $6.25 quarterly recordkeeping     Unit liquidation from
fee                                                  account value

$350 annuity administration fee                      Unit liquidation from
                   account value

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Asset-based Charges and Contractowner Charges (Concluded)

                                                WHEN CHARGE
               CHARGES                          IS DEDUCTED                            AMOUNT DEDUCTED
                -------                         -----------                             ---------------

Charge for third-party transfer or      At time of transaction       $0 to $65
exchange

Enhanced death benefit charge           Participation date           0.15% of account value


Guaranteed Minimum Income Benefit                                    0.65%


Guaranteed Withdrawal Benefit for Life                               LOW - 0.60% for single life option;
                                                                     0.75% for joint life option

                                                                     HIGH - 0.75% for single life;
                                                                     0.90% for joint life

Sales Premium and Other Applicable                                   Current tax charge varies by jurisdiction and ranges
Taxes                                                                from 0% to 3.5%



Guaranteed minimum death benefit                                     STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH
                                                                     THE GUARANTEED MINIMUM INCOME BENEFIT) -
                                                                     0.00%

                                                                     GWBL STANDARD DEATH BENEFIT - 0.00%

                                                                     ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                                     Annual Rachet to age 85 benefit base

                                                                     GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                                     RACHET TO AGE 85 - 0.60% of the greater of 6%
                                                                     roll-up to age 85 benefit base, as applicable

                                                                     GWBL ENHANCED DEATH BENEFIT - 0.30% of the
                                                                     GWBL Enhance death benefit base

Personal Income Benefit Charge          Contract/Participation Date  1.00% of the Personal Income Benefit account
                                        Anniversary                  value

Managed Account Service Fee             Quarterly                    The managed Account Service ("MAS") Advisory fee
                                                                     is a quarterly fee that can be charged at an annual
                                                                     rate of up to 0.60%. The amount of the fee may be
                                                                     lower and varies among broker-dealers. The fee will
                                                                     be deducted pro rata from the Non-Personal Income
                                                                     Benefit variable investment options and guaranteed
                                                                     interest option first, then from the account for
                                                                     special dollar cost averaging. The MAS Advisory fee
                                                                     does not apply to Personal Income Benefit related
                                                                     assets.

Wire Transfer Charge                    At time of transaction       $90 for outgoing wire transfers


Express Mail Charge                     At time of transaction       $35 for checks sent by express delivery


                  AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                         ------------

$0 to $65                                             Unit liquidation from
               account value

0.15% of account value                                Unit liquidation from
                                                      account value

0.65%                                                 Unit liquidation from
                                                      account value

LOW - 0.60% for single life option;
0.75% for joint life option

HIGH - 0.75% for single life;
0.90% for joint life

Current tax charge varies by jurisdiction and ranges  Deducted from the
from 0% to 3.5%                                       amount applied to
                                                      provide an annuity
                                                      payout option

STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH           Unit liquidation from
THE GUARANTEED MINIMUM INCOME BENEFIT) -
0.00%

GWBL STANDARD DEATH BENEFIT - 0.00%

ANNUAL RACHET TO AGE 85 - 0.25% of the
Annual Rachet to age 85 benefit base

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
RACHET TO AGE 85 - 0.60% of the greater of 6% roll-up to age 85 benefit base, as applicable

GWBL ENHANCED DEATH BENEFIT - 0.30% of the
GWBL Enhance death benefit base

1.00% of the Personal Income Benefit account          Unit liquidation from
value                                                 account value

The managed Account Service ("MAS") Advisory fee      Unit liquidation from
is a quarterly fee that can be charged at an annual   account value
rate of up to 0.60%. The amount of the fee may be
lower and varies among broker-dealers. The fee will
be deducted pro rata from the Non-Personal Income
Benefit variable investment options and guaranteed
interest option first, then from the account for
special dollar cost averaging. The MAS Advisory fee
does not apply to Personal Income Benefit related
assets.

$90 for outgoing wire transfers                       Unit liquidation from
                                                      account value

$35 for checks sent by express delivery               Unit liquidation from
                                                      account value

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

   been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
1290 VT SOCIALLY RESPONSIBLE
2016  Lowest contract charge 0.00% Class B       $178.36           --                  --            --        9.96%
      Highest contract charge 1.45% Class B      $179.33           --                  --            --        8.36%
      All contract charges                            --          319             $45,604          1.20%         --
2015  Lowest contract charge 0.00% Class B(h)    $162.21           --                  --            --       (4.35)%
      Highest contract charge 1.45% Class B      $165.49           --                  --            --       (0.98)%
      All contract charges                            --          329             $43,199          1.02%         --
2014  Lowest contract charge 0.40% Class B       $153.55           --                  --            --       13.15%
      Highest contract charge 1.45% Class B      $167.13           --                  --            --       11.96%
      All contract charges                            --          326             $43,049          0.82%         --
2013  Lowest contract charge 0.40% Class B       $135.70           --                  --            --       33.80%
      Highest contract charge 1.45% Class B      $149.27           --                  --            --       32.38%
      All contract charges                            --          312             $36,819          0.79%         --
2012  Lowest contract charge 0.40% Class B(b)    $101.42           --                  --            --        1.04%
      Highest contract charge 1.45% Class B      $112.76           --                  --            --       15.05%
      All contract charges                            --          301             $26,789          1.00%         --
ALL ASSET AGGRESSIVE-ALT 25
2016  Lowest contract charge 0.50% Class B       $114.94           --                  --            --        9.76%
      Highest contract charge 1.34% Class B      $111.44           --                  --            --        8.83%
      All contract charges                            --          106             $11,929          1.21%         --
2015  Lowest contract charge 0.50% Class B       $104.72           --                  --            --       (4.86)%
      Highest contract charge 1.34% Class B      $102.40           --                  --            --       (5.67)%
      All contract charges                            --           78             $ 8,034          0.89%         --
2014  Lowest contract charge 0.50% Class B       $110.07           --                  --            --        1.79%
      Highest contract charge 1.34% Class B      $108.55           --                  --            --        0.94%
      All contract charges                            --           46             $ 5,081          2.31%         --
2013  Lowest contract charge 0.50% Class B(c)    $108.13           --                  --            --        6.71%
      Highest contract charge 1.34% Class B(c)   $107.54           --                  --            --        6.16%
      All contract charges                            --           11             $ 1,157          3.71%         --
ALL ASSET GROWTH-ALT 20
2016  Lowest contract charge 0.50% Class B       $154.51           --                  --            --        9.02%
      Highest contract charge 1.45% Class B      $144.06           --                  --            --        7.98%
      All contract charges                            --          404             $59,126          1.36%         --
2015  Lowest contract charge 0.50% Class B       $141.73           --                  --            --       (4.44)%
      Highest contract charge 1.45% Class B      $133.41           --                  --            --       (5.36)%
      All contract charges                            --          391             $52,828          0.83%         --
2014  Lowest contract charge 0.50% Class B       $148.32           --                  --            --        1.88%
      Highest contract charge 1.45% Class B      $140.96           --                  --            --        0.91%
      All contract charges                            --          387             $55,179          1.49%         --
2013  Lowest contract charge 0.50% Class B       $145.58           --                  --            --       13.55%
      Highest contract charge 1.45% Class B      $139.69           --                  --            --       12.47%
      All contract charges                            --          356             $50,117          1.47%         --
2012  Lowest contract charge 0.50% Class B       $128.21           --                  --            --       11.43%
      Highest contract charge 1.45% Class B      $124.20           --                  --            --       10.36%
      All contract charges                            --          309             $38,706          1.74%         --
ALL ASSET MODERATE GROWTH-ALT 15
2016  Lowest contract charge 0.50% Class B       $110.35           --                  --            --        8.06%
      Highest contract charge 1.34% Class B      $107.00           --                  --            --        7.16%
      All contract charges                            --           75             $ 7,993          1.70%         --
2015  Lowest contract charge 0.50% Class B       $102.12           --                  --            --       (4.20)%
      Highest contract charge 1.34% Class B      $ 99.85           --                  --            --       (5.01)%
      All contract charges                            --           54             $ 5,512          0.98%         --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                  ---------- ----------------- ----------------- ------------- --------
ALL ASSET MODERATE GROWTH-ALT 15 (CONTINUED)
2014   Lowest contract charge 0.50% Class B        $106.60           --                  --            --        1.91%
       Highest contract charge 1.34% Class B       $105.12           --                  --            --        1.05%
       All contract charges                             --           30             $ 3,194          2.89%         --
2013   Lowest contract charge 0.50% Class B(c)     $104.60           --                  --            --        3.87%
       Highest contract charge 1.34% Class B(c)    $104.03           --                  --            --        3.33%
       All contract charges                             --            3             $   380          2.80%         --
AMERICAN CENTURY VP MID CAP VALUE FUND
2016   Lowest contract charge 0.00% Class II(i)    $121.33           --                  --            --       34.65%
       Highest contract charge 1.20% Class II      $206.90           --                  --            --       21.25%
       All contract charges                             --          226             $47,193          1.61%         --
2015   Lowest contract charge 0.50% Class II       $177.64           --                  --            --       (2.07)%
       Highest contract charge 1.20% Class II      $170.64           --                  --            --       (2.76)%
       All contract charges                             --          145             $24,827          1.50%         --
2014   Lowest contract charge 0.50% Class II       $181.40           --                  --            --       15.66%
       Highest contract charge 1.20% Class II      $175.49           --                  --            --       14.85%
       All contract charges                             --           89             $15,575          1.04%         --
2013   Lowest contract charge 0.50% Class II       $156.84           --                  --            --       29.25%
       Highest contract charge 1.20% Class II      $152.80           --                  --            --       28.34%
       All contract charges                             --           59             $ 8,994          1.11%         --
2012   Lowest contract charge 0.50% Class II       $121.35           --                  --            --       15.65%
       Highest contract charge 1.20% Class II      $119.06           --                  --            --       14.83%
       All contract charges                             --           31             $ 3,763          2.00%         --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
2016   Lowest contract charge 0.50% Class 4        $102.94           --                  --            --        2.29%
       Highest contract charge 1.45% Class 4       $ 99.40           --                  --            --        1.31%
       All contract charges                             --          362             $36,249          1.73%         --
2015   Lowest contract charge 0.50% Class 4        $100.64           --                  --            --       (0.57)%
       Highest contract charge 1.45% Class 4       $ 98.11           --                  --            --       (1.53)%
       All contract charges                             --          247             $24,490          1.87%         --
2014   Lowest contract charge 0.50% Class 4        $101.22           --                  --            --        4.62%
       Highest contract charge 1.45% Class 4(c)    $ 99.63           --                  --            --        3.62%
       All contract charges                             --          130             $13,071          3.66%         --
2013   Lowest contract charge 0.50% Class 4(c)     $ 96.75           --                  --            --       (2.72)%
       Highest contract charge 1.34% Class 4(c)    $ 96.22           --                  --            --       (3.23)%
       All contract charges                             --           14             $ 1,435          3.54%         --
AXA 400 MANAGED VOLATILITY
2016   Lowest contract charge 0.40% Class B        $171.59           --                  --            --       19.20%
       Highest contract charge 1.45% Class B       $147.53           --                  --            --       17.95%
       All contract charges                             --           66             $12,251          0.92%         --
2015   Lowest contract charge 0.40% Class B        $143.95           --                  --            --       (3.50)%
       Highest contract charge 1.34% Class B       $166.05           --                  --            --       (4.41)%
       All contract charges                             --           45             $ 7,382          0.56%         --
2014   Lowest contract charge 0.40% Class B        $149.17           --                  --            --        8.37%
       Highest contract charge 1.34% Class B       $173.71           --                  --            --        7.33%
       All contract charges                             --           41             $ 7,055          0.43%         --
2013   Lowest contract charge 0.40% Class B        $137.65           --                  --            --       31.15%
       Highest contract charge 1.34% Class B       $161.84           --                  --            --       29.92%
       All contract charges                             --           40             $ 6,117          0.18%         --
2012   Lowest contract charge 0.40% Class B(b)     $104.96           --                  --            --        4.46%
       Highest contract charge 1.34% Class B       $124.57           --                  --            --       14.91%
       All contract charges                             --           28             $ 3,273          0.23%         --
AXA 500 MANAGED VOLATILITY
2016   Lowest contract charge 0.50% Class B        $182.57           --                  --            --       10.47%
       Highest contract charge 1.34% Class B       $193.10           --                  --            --        9.54%
       All contract charges                             --          104             $19,418          1.31%         --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
AXA 500 MANAGED VOLATILITY (CONTINUED)
2015  Lowest contract charge 0.50% Class B    $165.27            --                 --            --       (0.14)%
      Highest contract charge 1.34% Class B   $176.28            --                 --            --       (0.98)%
      All contract charges                         --            87           $ 14,632          0.97%         --
2014  Lowest contract charge 0.50% Class B    $165.50            --                 --            --       12.03%
      Highest contract charge 1.34% Class B   $178.03            --                 --            --       11.08%
      All contract charges                         --            76           $ 12,843          0.68%         --
2013  Lowest contract charge 0.70% Class B    $163.76            --                 --            --       30.02%
      Highest contract charge 1.34% Class B   $160.27            --                 --            --       29.18%
      All contract charges                         --            58           $  8,943          0.49%         --
2012  Lowest contract charge 0.70% Class B    $125.95            --                 --            --       14.01%
      Highest contract charge 1.34% Class B   $124.07            --                 --            --       13.27%
      All contract charges                         --            47           $  5,612          0.66%         --
AXA 2000 MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B    $172.69            --                 --            --       19.92%
      Highest contract charge 1.34% Class B   $192.75            --                 --            --       18.92%
      All contract charges                         --            33           $  5,859          0.82%         --
2015  Lowest contract charge 0.50% Class B    $144.00            --                 --            --       (5.57)%
      Highest contract charge 1.34% Class B   $162.09            --                 --            --       (6.37)%
      All contract charges                         --            26           $  4,016          0.40%         --
2014  Lowest contract charge 0.50% Class B    $152.50            --                 --            --        3.54%
      Highest contract charge 1.34% Class B   $173.12            --                 --            --        2.66%
      All contract charges                         --            23           $  3,815          0.15%         --
2013  Lowest contract charge 0.70% Class B    $172.30            --                 --            --       36.42%
      Highest contract charge 1.34% Class B   $168.64            --                 --            --       35.55%
      All contract charges                         --            22           $  3,583          0.13%         --
2012  Lowest contract charge 0.70% Class B    $126.30            --                 --            --       14.64%
      Highest contract charge 1.34% Class B   $124.41            --                 --            --       13.90%
      All contract charges                         --            16           $  1,867          0.34%         --
AXA AGGRESSIVE ALLOCATION
2016  Lowest contract charge 0.50% Class B    $202.67            --                 --            --        8.25%
      Highest contract charge 1.45% Class B   $178.48            --                 --            --        7.21%
      All contract charges                         --         3,348           $610,865          0.97%         --
2015  Lowest contract charge 0.50% Class B    $187.23            --                 --            --       (2.25)%
      Highest contract charge 1.45% Class B   $166.47            --                 --            --       (3.18)%
      All contract charges                         --         3,347           $567,396          0.97%         --
2014  Lowest contract charge 0.50% Class B    $191.54            --                 --            --        4.20%
      Highest contract charge 1.45% Class B   $171.94            --                 --            --        3.20%
      All contract charges                         --         3,294           $574,931          1.61%         --
2013  Lowest contract charge 0.50% Class B    $183.82            --                 --            --       25.79%
      Highest contract charge 1.45% Class B   $166.61            --                 --            --       24.61%
      All contract charges                         --         3,201           $539,875          2.58%         --
2012  Lowest contract charge 0.50% Class B    $146.13            --                 --            --       13.60%
      Highest contract charge 1.45% Class B   $133.71            --                 --            --       12.51%
      All contract charges                         --         3,104           $418,515          0.89%         --
AXA BALANCED STRATEGY
2016  Lowest contract charge 1.25% Class A    $137.56            --                 --            --        4.66%
      Highest contract charge 1.25% Class A   $137.56            --                 --            --        4.66%
      All contract charges                         --             1           $    188          0.90%         --
2015  Lowest contract charge 1.10% Class A    $132.70            --                 --            --       (1.73)%
      Highest contract charge 1.25% Class A   $131.44            --                 --            --       (1.88)%
      All contract charges                         --             1           $    189          1.03%         --
2014  Lowest contract charge 1.10% Class A    $135.04            --                 --            --        3.25%
      Highest contract charge 1.25% Class A   $133.96            --                 --            --        3.09%
      All contract charges                         --             2           $    253          1.18%         --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2013  Lowest contract charge 1.10% Class A       $130.79            --                 --            --       12.41%
      Highest contract charge 1.25% Class A      $129.94            --                 --            --       12.24%
      All contract charges                            --             2           $    261          2.29%         --
2012  Lowest contract charge 1.10% Class A       $116.35            --                 --            --        7.33%
      Highest contract charge 1.25% Class A      $115.77            --                 --            --        7.17%
      All contract charges                            --             2           $    245          0.89%         --
AXA BALANCED STRATEGY
2016  Lowest contract charge 0.50% Class B       $127.15            --                 --            --        5.45%
      Highest contract charge 1.45% Class B      $121.61            --                 --            --        4.45%
      All contract charges                            --           880           $124,745          0.90%         --
2015  Lowest contract charge 0.50% Class B       $120.58            --                 --            --       (1.13)%
      Highest contract charge 1.45% Class B      $116.43            --                 --            --       (2.09)%
      All contract charges                            --           802           $108,841          1.03%         --
2014  Lowest contract charge 0.50% Class B       $121.96            --                 --            --        3.88%
      Highest contract charge 1.45% Class B(a)   $118.91            --                 --            --        2.88%
      All contract charges                            --           705           $ 98,111          1.18%         --
2013  Lowest contract charge 0.50% Class B       $117.41            --                 --            --       13.09%
      Highest contract charge 1.30% Class B      $138.86            --                 --            --       12.18%
      All contract charges                            --           598           $ 81,315          2.29%         --
2012  Lowest contract charge 0.50% Class B(a)    $103.82            --                 --            --        5.32%
      Highest contract charge 1.30% Class B      $123.78            --                 --            --        7.12%
      All contract charges                            --           421           $ 51,523          0.89%         --
AXA CONSERVATIVE ALLOCATION
2016  Lowest contract charge 0.50% Class B       $143.99            --                 --            --        2.41%
      Highest contract charge 1.45% Class B      $126.80            --                 --            --        1.44%
      All contract charges                            --           884           $112,214          0.95%         --
2015  Lowest contract charge 0.50% Class B       $140.60            --                 --            --       (0.73)%
      Highest contract charge 1.45% Class B      $125.00            --                 --            --       (1.69)%
      All contract charges                            --           912           $113,613          0.81%         --
2014  Lowest contract charge 0.50% Class B       $141.64            --                 --            --        2.10%
      Highest contract charge 1.45% Class B      $127.15            --                 --            --        1.12%
      All contract charges                            --           954           $121,032          0.86%         --
2013  Lowest contract charge 0.50% Class B       $138.73            --                 --            --        3.82%
      Highest contract charge 1.45% Class B      $125.74            --                 --            --        2.83%
      All contract charges                            --           988           $123,006          0.92%         --
2012  Lowest contract charge 0.50% Class B       $133.63            --                 --            --        4.06%
      Highest contract charge 1.45% Class B      $122.28            --                 --            --        3.06%
      All contract charges                            --         1,025           $124,090          0.85%         --
AXA CONSERVATIVE GROWTH STRATEGY
2016  Lowest contract charge 0.50% Class B       $121.24            --                 --            --        4.44%
      Highest contract charge 1.34% Class B      $116.57            --                 --            --        3.56%
      All contract charges                            --           204           $ 25,591          0.90%         --
2015  Lowest contract charge 0.50% Class B       $116.09            --                 --            --       (0.96)%
      Highest contract charge 1.34% Class B      $112.56            --                 --            --       (1.80)%
      All contract charges                            --           181           $ 22,059          1.01%         --
2014  Lowest contract charge 0.50% Class B       $117.21            --                 --            --        3.29%
      Highest contract charge 1.34% Class B(a)   $114.62            --                 --            --        2.42%
      All contract charges                            --           151           $ 18,926          1.09%         --
2013  Lowest contract charge 0.50% Class B       $113.48            --                 --            --        9.97%
      Highest contract charge 1.30% Class B      $132.18            --                 --            --        9.08%
      All contract charges                            --           118           $ 14,831          1.92%         --
2012  Lowest contract charge 0.50% Class B(a)    $103.19            --                 --            --        4.35%
      Highest contract charge 1.30% Class B      $121.18            --                 --            --        5.81%
      All contract charges                            --            81           $  9,766          0.92%         --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA CONSERVATIVE STRATEGY
2016  Lowest contract charge 0.50% Class B      $109.78            --                 --            --        2.31%
      Highest contract charge 1.34% Class B     $105.54            --                 --            --        1.45%
      All contract charges                           --            87           $  9,714          0.85%         --
2015  Lowest contract charge 0.50% Class B(a)   $107.30            --                 --            --       (0.67)%
      Highest contract charge 1.34% Class B     $104.03            --                 --            --       (1.51)%
      All contract charges                           --            74           $  8,166          0.87%         --
2014  Lowest contract charge 0.70% Class B(a)   $107.44            --                 --            --        1.88%
      Highest contract charge 1.34% Class B     $105.63            --                 --            --        1.24%
      All contract charges                           --            61           $  6,971          0.78%         --
2013  Lowest contract charge 0.90% Class B      $105.11            --                 --            --        3.44%
      Highest contract charge 1.34% Class B     $104.34            --                 --            --        2.98%
      All contract charges                           --            60           $  6,833          1.27%         --
2012  Lowest contract charge 0.90% Class B(a)   $101.61            --                 --            --        2.14%
      Highest contract charge 1.34% Class B     $101.32            --                 --            --        3.13%
      All contract charges                           --            37           $  4,099          1.00%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2016  Lowest contract charge 0.50% Class B      $158.32            --                 --            --        4.21%
      Highest contract charge 1.45% Class B     $139.42            --                 --            --        3.22%
      All contract charges                           --         1,464           $206,424          0.94%         --
2015  Lowest contract charge 0.50% Class B      $151.92            --                 --            --       (1.15)%
      Highest contract charge 1.45% Class B     $135.07            --                 --            --       (2.09)%
      All contract charges                           --         1,489           $202,513          0.83%         --
2014  Lowest contract charge 0.50% Class B      $153.69            --                 --            --        2.64%
      Highest contract charge 1.45% Class B     $137.96            --                 --            --        1.67%
      All contract charges                           --         1,503           $208,413          1.02%         --
2013  Lowest contract charge 0.50% Class B      $149.73            --                 --            --        9.69%
      Highest contract charge 1.45% Class B     $135.70            --                 --            --        8.64%
      All contract charges                           --         1,495           $203,468          1.43%         --
2012  Lowest contract charge 0.50% Class B      $136.50            --                 --            --        6.83%
      Highest contract charge 1.45% Class B     $124.91            --                 --            --        5.81%
      All contract charges                           --         1,444           $180,296          0.84%         --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B      $301.70            --                 --            --        3.96%
      Highest contract charge 1.45% Class B     $300.37            --                 --            --        2.97%
      All contract charges                           --         1,497           $348,728          0.91%         --
2015  Lowest contract charge 0.50% Class B      $290.21            --                 --            --       (2.22)%
      Highest contract charge 1.45% Class B     $291.72            --                 --            --       (3.15)%
      All contract charges                           --         1,629           $363,975          0.88%         --
2014  Lowest contract charge 0.50% Class B      $296.80            --                 --            --        1.18%
      Highest contract charge 1.45% Class B     $301.21            --                 --            --        0.21%
      All contract charges                           --         1,741           $398,475          0.95%         --
2013  Lowest contract charge 0.50% Class B      $293.34            --                 --            --       19.76%
      Highest contract charge 1.45% Class B     $300.57            --                 --            --       18.61%
      All contract charges                           --         1,872           $425,169          0.82%         --
2012  Lowest contract charge 0.50% Class B      $244.94            --                 --            --       16.39%
      Highest contract charge 1.45% Class B     $253.40            --                 --            --       15.28%
      All contract charges                           --         2,004           $382,122          1.42%         --
AXA GROWTH STRATEGY
2016  Lowest contract charge 1.10% Class A      $155.76            --                 --            --        6.90%
      Highest contract charge 1.25% Class A     $154.04            --                 --            --        6.74%
      All contract charges                           --             9           $  1,370          0.95%         --
2015  Lowest contract charge 1.10% Class A      $145.70            --                 --            --       (2.06)%
      Highest contract charge 1.25% Class A     $144.31            --                 --            --       (2.22)%
      All contract charges                           --             9           $  1,292          1.14%         --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA GROWTH STRATEGY (CONTINUED)
2014  Lowest contract charge 1.10% Class A      $148.77            --                 --            --         4.45%
      Highest contract charge 1.25% Class A     $147.58            --                 --            --         4.30%
      All contract charges                           --             9           $  1,323          1.35%          --
2013  Lowest contract charge 1.10% Class A      $142.43            --                 --            --        18.88%
      Highest contract charge 1.25% Class A     $141.50            --                 --            --        18.70%
      All contract charges                           --             9           $  1,288          2.28%          --
2012  Lowest contract charge 1.10% Class A      $119.81            --                 --            --         9.99%
      Highest contract charge 1.25% Class A     $119.21            --                 --            --         9.82%
      All contract charges                           --            11           $  1,267          0.73%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2016  Lowest contract charge 0.40% Class B      $ 87.21            --                 --            --        (0.18)%
      Highest contract charge 1.45% Class B     $137.71            --                 --            --        (1.23)%
      All contract charges                           --         1,317           $150,471          0.29%          --
2015  Lowest contract charge 0.40% Class B      $ 87.37            --                 --            --        (4.73)%
      Highest contract charge 1.45% Class B     $139.43            --                 --            --        (5.73)%
      All contract charges                           --         1,380           $159,218          0.06%          --
2014  Lowest contract charge 0.40% Class B(d)   $ 91.71            --                 --            --       (10.62)%
      Highest contract charge 1.45% Class B     $147.91            --                 --            --        (7.60)%
      All contract charges                           --         1,438           $175,794          1.47%          --
2013  Lowest contract charge 0.50% Class B      $130.94            --                 --            --        16.93%
      Highest contract charge 1.45% Class B     $160.07            --                 --            --        15.82%
      All contract charges                           --         1,071           $140,564          0.87%          --
2012  Lowest contract charge 0.50% Class B      $111.98            --                 --            --        15.73%
      Highest contract charge 1.45% Class B     $138.21            --                 --            --        14.62%
      All contract charges                           --         1,125           $127,018          1.47%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B      $109.81            --                 --            --        (0.62)%
      Highest contract charge 1.34% Class B     $111.17            --                 --            --        (1.45)%
      All contract charges                           --            80           $  8,711          1.28%          --
2015  Lowest contract charge 0.50% Class B      $110.49            --                 --            --        (2.89)%
      Highest contract charge 1.34% Class B     $112.81            --                 --            --        (3.71)%
      All contract charges                           --            77           $  8,446          0.04%          --
2014  Lowest contract charge 0.50% Class B      $113.78            --                 --            --        (6.91)%
      Highest contract charge 1.34% Class B     $117.16            --                 --            --        (7.70)%
      All contract charges                           --            62           $  7,169          0.86%          --
2013  Lowest contract charge 0.70% Class B      $129.69            --                 --            --        20.26%
      Highest contract charge 1.34% Class B     $126.93            --                 --            --        19.49%
      All contract charges                           --            54           $  6,695          0.00%          --
2012  Lowest contract charge 0.70% Class B      $107.84            --                 --            --        15.77%
      Highest contract charge 1.34% Class B     $106.23            --                 --            --        15.03%
      All contract charges                           --            42           $  4,447          0.66%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2016  Lowest contract charge 0.40% Class B      $116.39            --                 --            --         0.34%
      Highest contract charge 1.45% Class B     $134.53            --                 --            --        (0.72)%
      All contract charges                           --         1,359           $170,173          0.47%          --
2015  Lowest contract charge 0.40% Class B      $115.99            --                 --            --        (3.55)%
      Highest contract charge 1.45% Class B     $135.50            --                 --            --        (4.56)%
      All contract charges                           --         1,434           $180,159          0.10%          --
2014  Lowest contract charge 0.40% Class B      $120.26            --                 --            --        (7.55)%
      Highest contract charge 1.45% Class B     $141.98            --                 --            --        (8.52)%
      All contract charges                           --         1,507           $198,047          1.58%          --
2013  Lowest contract charge 0.40% Class B      $130.08            --                 --            --        18.85%
      Highest contract charge 1.45% Class B     $155.21            --                 --            --        17.60%
      All contract charges                           --         1,611           $231,103          1.13%          --
2012  Lowest contract charge 0.40% Class B(b)   $109.45            --                 --            --         9.20%
      Highest contract charge 1.45% Class B     $131.98            --                 --            --        15.76%
      All contract charges                           --         1,740           $211,658          1.81%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
AXA LARGE CAP CORE MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B    $164.52            --                 --            --        9.29%
      Highest contract charge 1.45% Class B   $147.98            --                 --            --        8.24%
      All contract charges                         --           193           $ 29,417          1.10%         --
2015  Lowest contract charge 0.50% Class B    $150.54            --                 --            --       (0.13)%
      Highest contract charge 1.45% Class B   $136.72            --                 --            --       (1.08)%
      All contract charges                         --           210           $ 29,443          0.92%         --
2014  Lowest contract charge 0.50% Class B    $150.74            --                 --            --       11.07%
      Highest contract charge 1.45% Class B   $138.21            --                 --            --       10.00%
      All contract charges                         --           226           $ 31,988          1.19%         --
2013  Lowest contract charge 0.70% Class B    $140.10            --                 --            --       30.63%
      Highest contract charge 1.45% Class B   $125.65            --                 --            --       29.66%
      All contract charges                         --           127           $ 16,453          0.50%         --
2012  Lowest contract charge 0.50% Class B    $103.69            --                 --            --       14.41%
      Highest contract charge 1.45% Class B   $ 96.91            --                 --            --       13.32%
      All contract charges                         --           136           $ 13,441          1.09%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B    $114.49            --                 --            --        4.99%
      Highest contract charge 1.45% Class B   $165.63            --                 --            --        3.99%
      All contract charges                         --         2,596           $631,454          0.56%         --
2015  Lowest contract charge 0.50% Class B    $109.05            --                 --            --        3.51%
      Highest contract charge 1.45% Class B   $159.28            --                 --            --        2.52%
      All contract charges                         --         2,799           $652,035          0.28%         --
2014  Lowest contract charge 0.50% Class B    $105.35            --                 --            --       10.53%
      Highest contract charge 1.45% Class B   $155.36            --                 --            --        9.48%
      All contract charges                         --         2,986           $677,417          0.26%         --
2013  Lowest contract charge 0.50% Class B    $ 95.31            --                 --            --       34.71%
      Highest contract charge 1.45% Class B   $141.91            --                 --            --       33.42%
      All contract charges                         --         1,355           $283,323          0.17%         --
2012  Lowest contract charge 0.50% Class B    $ 70.75            --                 --            --       13.16%
      Highest contract charge 1.45% Class B   $106.36            --                 --            --       12.09%
      All contract charges                         --         1,473           $230,620          0.57%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2016  Lowest contract charge 0.70% Class A    $187.43            --                 --            --       14.52%
      Highest contract charge 1.45% Class A   $175.77            --                 --            --       13.66%
      All contract charges                         --         4,488           $752,898          1.68%         --
2015  Lowest contract charge 0.70% Class A    $163.67            --                 --            --       (4.69)%
      Highest contract charge 1.45% Class A   $154.65            --                 --            --       (5.41)%
      All contract charges                         --         4,848           $714,601          1.57%         --
2014  Lowest contract charge 0.70% Class A    $171.72            --                 --            --       11.44%
      Highest contract charge 1.45% Class A   $163.49            --                 --            --       10.60%
      All contract charges                         --         5,193           $808,406          1.37%         --
2013  Lowest contract charge 0.70% Class A    $154.09            --                 --            --       31.54%
      Highest contract charge 1.45% Class A   $147.82            --                 --            --       30.55%
      All contract charges                         --         5,346           $751,645          1.05%         --
2012  Lowest contract charge 0.50% Class A    $129.69            --                 --            --       15.28%
      Highest contract charge 1.45% Class A   $113.23            --                 --            --       14.18%
      All contract charges                         --         5,838           $627,943          1.55%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2016  Lowest contract charge 0.40% Class B    $167.02            --                 --            --       14.86%
      Highest contract charge 1.30% Class B   $121.52            --                 --            --       13.85%
      All contract charges                         --           552           $ 94,855          1.68%         --
2015  Lowest contract charge 0.40% Class B    $145.41            --                 --            --       (4.40)%
      Highest contract charge 1.30% Class B   $106.74            --                 --            --       (5.25)%
      All contract charges                         --           619           $ 92,983          1.57%         --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------
                                                               UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                    ---------- ----------------- ----------------- ------------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY (CONTINUED)
2014     Lowest contract charge 0.40% Class B        $152.11            --                  --           --       11.78%
         Highest contract charge 1.30% Class B       $112.66            --                  --           --       10.79%
         All contract charges                             --           682          $  108,045         1.37%         --
2013     Lowest contract charge 0.40% Class B        $136.08            --                  --           --       31.95%
         Highest contract charge 1.30% Class B       $101.69            --                  --           --       30.77%
         All contract charges                             --           653          $   93,695         1.05%         --
2012     Lowest contract charge 0.40% Class B(b)     $103.13            --                  --           --        3.04%
         Highest contract charge 1.30% Class B       $ 77.76            --                  --           --       14.37%
         All contract charges                             --           729          $   79,920         1.55%         --
AXA MID CAP VALUE MANAGED VOLATILITY
2016     Lowest contract charge 0.50% Class B        $310.86            --                  --           --       17.08%
         Highest contract charge 1.45% Class B       $211.55            --                  --           --       15.98%
         All contract charges                             --         1,901          $  505,176         1.22%         --
2015     Lowest contract charge 0.50% Class B        $265.50            --                  --           --       (4.02)%
         Highest contract charge 1.45% Class B       $182.41            --                  --           --       (4.94)%
         All contract charges                             --         2,042          $  467,179         0.75%         --
2014     Lowest contract charge 0.50% Class B        $276.62            --                  --           --       10.32%
         Highest contract charge 1.45% Class B       $191.89            --                  --           --        9.26%
         All contract charges                             --         2,184          $  524,830         0.58%         --
2013     Lowest contract charge 0.50% Class B        $250.75            --                  --           --       32.41%
         Highest contract charge 1.45% Class B       $175.62            --                  --           --       31.15%
         All contract charges                             --         2,362          $  518,799         0.51%         --
2012     Lowest contract charge 0.50% Class B        $189.37            --                  --           --       18.03%
         Highest contract charge 1.45% Class B       $133.91            --                  --           --       16.90%
         All contract charges                             --         2,547          $  426,205         1.21%         --
AXA MODERATE ALLOCATION
2016     Lowest contract charge 0.70% Class A        $211.14            --                  --           --        4.62%
         Highest contract charge 1.45% Class A       $160.53            --                  --           --        3.84%
         All contract charges                             --        11,858          $1,132,721         0.90%         --
2015     Lowest contract charge 0.70% Class A        $201.82            --                  --           --       (1.58)%
         Highest contract charge 1.45% Class A       $154.60            --                  --           --       (2.32)%
         All contract charges                             --        12,791          $1,164,680         0.82%         --
2014     Lowest contract charge 0.70% Class A        $205.05            --                  --           --        2.31%
         Highest contract charge 1.45% Class A       $158.27            --                  --           --        1.53%
         All contract charges                             --        13,795          $1,271,667         1.09%         --
2013     Lowest contract charge 0.70% Class A        $200.42            --                  --           --       12.32%
         Highest contract charge 1.45% Class A       $155.88            --                  --           --       11.48%
         All contract charges                             --        14,831          $1,331,767         1.61%         --
2012     Lowest contract charge 0.50% Class A        $111.06            --                  --           --        8.26%
         Highest contract charge 1.45% Class A       $139.83            --                  --           --        7.22%
         All contract charges                             --        16,009          $1,275,105         0.78%         --
AXA MODERATE ALLOCATION
2016     Lowest contract charge 0.40% Class B        $122.66            --                  --           --        4.94%
         Highest contract charge 1.30% Class B       $120.63            --                  --           --        4.01%
         All contract charges                             --         3,061          $  471,480         0.90%         --
2015     Lowest contract charge 0.40% Class B        $116.89            --                  --           --       (1.28)%
         Highest contract charge 1.30% Class B       $115.98            --                  --           --       (2.16)%
         All contract charges                             --         3,011          $  443,187         0.82%         --
2014     Lowest contract charge 0.40% Class B        $118.40            --                  --           --        2.62%
         Highest contract charge 1.30% Class B       $118.54            --                  --           --        1.71%
         All contract charges                             --         2,887          $  432,074         1.09%         --
2013     Lowest contract charge 0.40% Class B        $115.38            --                  --           --       12.65%
         Highest contract charge 1.30% Class B       $116.55            --                  --           --       11.66%
         All contract charges                             --         2,631          $  385,285         1.61%         --
2012     Lowest contract charge 0.40% Class B(b)     $102.42            --                  --           --        2.26%
         Highest contract charge 1.30% Class B       $104.38            --                  --           --        7.40%
         All contract charges                             --         2,366          $  307,939         0.78%         --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA MODERATE GROWTH STRATEGY
2016  Lowest contract charge 0.50% Class B       $133.44            --                  --           --        6.52%
      Highest contract charge 1.45% Class B      $127.63            --                  --           --        5.51%
      All contract charges                            --           392          $   50,651         1.01%         --
2015  Lowest contract charge 0.50% Class B       $125.27            --                  --           --       (1.28)%
      Highest contract charge 1.45% Class B      $120.97            --                  --           --       (2.23)%
      All contract charges                            --           304          $   37,073         1.26%         --
2014  Lowest contract charge 0.50% Class B       $126.90            --                  --           --        4.48%
      Highest contract charge 1.45% Class B      $123.73            --                  --           --        3.49%
      All contract charges                            --           204          $   25,397         1.56%         --
2013  Lowest contract charge 0.50% Class B       $121.46            --                  --           --       16.30%
      Highest contract charge 1.45% Class B      $119.56            --                  --           --       15.19%
      All contract charges                            --           103          $   12,401         3.60%         --
2012  Lowest contract charge 0.50% Class B(a)    $104.44            --                  --           --        6.29%
      Highest contract charge 1.45% Class B(a)   $103.79            --                  --           --        5.70%
      All contract charges                            --            24          $    2,581         1.62%         --
AXA MODERATE-PLUS ALLOCATION
2016  Lowest contract charge 0.50% Class B       $190.50            --                  --           --        6.73%
      Highest contract charge 1.45% Class B      $167.76            --                  --           --        5.72%
      All contract charges                            --         6,382          $1,086,620         0.91%         --
2015  Lowest contract charge 0.50% Class B       $178.48            --                  --           --       (1.78)%
      Highest contract charge 1.45% Class B      $158.68            --                  --           --       (2.72)%
      All contract charges                            --         6,504          $1,044,145         0.90%         --
2014  Lowest contract charge 0.50% Class B       $181.72            --                  --           --        3.25%
      Highest contract charge 1.45% Class B      $163.12            --                  --           --        2.26%
      All contract charges                            --         6,570          $1,080,414         1.32%         --
2013  Lowest contract charge 0.50% Class B       $176.00            --                  --           --       19.19%
      Highest contract charge 1.45% Class B      $159.51            --                  --           --       18.05%
      All contract charges                            --         6,592          $1,057,036         2.15%         --
2012  Lowest contract charge 0.50% Class B       $147.66            --                  --           --       10.96%
      Highest contract charge 1.45% Class B      $135.12            --                  --           --        9.91%
      All contract charges                            --         6,573          $  890,720         0.81%         --
AXA SMARTBETA EQUITY
2016  Lowest contract charge 0.50% Class B(g)    $101.16            --                  --           --        5.38%
      Highest contract charge 1.25% Class B      $ 99.92            --                  --           --        4.58%
      All contract charges                            --             3          $      392         2.12%         --
2015  Lowest contract charge 0.90% Class B(g)    $ 95.76            --                  --           --       (2.94)%
      Highest contract charge 1.25% Class B(g)   $ 95.54            --                  --           --       (3.15)%
      All contract charges                            --            --          $       74         3.31%         --
AXA/AB DYNAMIC MODERATE GROWTH
2016  Lowest contract charge 0.50% Class B       $127.68            --                  --           --        3.26%
      Highest contract charge 1.34% Class B      $122.75            --                  --           --        2.39%
      All contract charges                            --           134          $   16,587         0.41%         --
2015  Lowest contract charge 0.50% Class B       $123.65            --                  --           --       (1.11)%
      Highest contract charge 1.34% Class B      $119.89            --                  --           --       (1.95)%
      All contract charges                            --           120          $   14,425         0.80%         --
2014  Lowest contract charge 0.50% Class B(a)    $125.04            --                  --           --        4.25%
      Highest contract charge 1.34% Class B      $122.27            --                  --           --        3.37%
      All contract charges                            --            95          $   11,621         1.09%         --
2013  Lowest contract charge 0.70% Class B       $119.54            --                  --           --       15.35%
      Highest contract charge 1.34% Class B      $118.28            --                  --           --       14.61%
      All contract charges                            --            46          $    5,435         0.42%         --
2012  Lowest contract charge 0.70% Class B(a)    $103.63            --                  --           --        6.00%
      Highest contract charge 1.34% Class B(a)   $103.20            --                  --           --        5.62%
      All contract charges                            --            13          $    1,420         0.72%         --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA/AB SMALL CAP GROWTH
2016  Lowest contract charge 0.70% Class A       $304.61            --                 --            --       11.79%
      Highest contract charge 1.45% Class A      $248.18            --                 --            --       10.95%
      All contract charges                            --           819           $283,441          0.36%         --
2015  Lowest contract charge 0.70% Class A       $272.48            --                 --            --       (3.59)%
      Highest contract charge 1.45% Class A      $223.69            --                 --            --       (4.32)%
      All contract charges                            --           887           $276,150          0.05%         --
2014  Lowest contract charge 0.70% Class A       $282.62            --                 --            --        2.85%
      Highest contract charge 1.45% Class A      $233.78            --                 --            --        2.07%
      All contract charges                            --           955           $310,247          0.06%         --
2013  Lowest contract charge 0.70% Class A       $274.79            --                 --            --       37.20%
      Highest contract charge 1.45% Class A      $229.03            --                 --            --       36.17%
      All contract charges                            --         1,032           $327,707          0.05%         --
2012  Lowest contract charge 0.50% Class A       $136.80            --                 --            --       15.01%
      Highest contract charge 1.45% Class A      $168.20            --                 --            --       13.91%
      All contract charges                            --         1,112           $259,067          0.21%         --
AXA/AB SMALL CAP GROWTH
2016  Lowest contract charge 0.50% Class B       $200.63            --                 --            --       12.01%
      Highest contract charge 1.30% Class B      $191.00            --                 --            --       11.13%
      All contract charges                            --           252           $ 61,734          0.36%         --
2015  Lowest contract charge 0.50% Class B       $179.11            --                 --            --       (3.39)%
      Highest contract charge 1.30% Class B      $171.87            --                 --            --       (4.16)%
      All contract charges                            --           250           $ 55,409          0.05%         --
2014  Lowest contract charge 0.50% Class B       $185.40            --                 --            --        3.06%
      Highest contract charge 1.30% Class B      $179.33            --                 --            --        2.25%
      All contract charges                            --           248           $ 58,063          0.06%         --
2013  Lowest contract charge 0.50% Class B       $179.90            --                 --            --       37.49%
      Highest contract charge 1.30% Class B      $175.39            --                 --            --       36.39%
      All contract charges                            --           250           $ 58,082          0.05%         --
2012  Lowest contract charge 0.50% Class B       $130.85            --                 --            --       15.00%
      Highest contract charge 1.30% Class B      $128.59            --                 --            --       14.10%
      All contract charges                            --           248           $ 42,946          0.21%         --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2016  Lowest contract charge 0.50% Class B       $190.69            --                 --            --        0.38%
      Highest contract charge 1.45% Class B      $167.04            --                 --            --       (0.58)%
      All contract charges                            --           887           $152,942          0.00%         --
2015  Lowest contract charge 0.50% Class B       $189.97            --                 --            --        0.76%
      Highest contract charge 1.45% Class B      $168.01            --                 --            --       (0.20)%
      All contract charges                            --         1,022           $177,302          0.00%         --
2014  Lowest contract charge 0.50% Class B       $188.54            --                 --            --        3.28%
      Highest contract charge 1.45% Class B      $168.35            --                 --            --        2.30%
      All contract charges                            --         1,111           $192,775          0.00%         --
2013  Lowest contract charge 0.50% Class B       $182.55            --                 --            --       38.38%
      Highest contract charge 1.45% Class B      $164.57            --                 --            --       37.06%
      All contract charges                            --         1,169           $197,650          0.00%         --
2012  Lowest contract charge 0.50% Class B       $131.92            --                 --            --       19.83%
      Highest contract charge 1.45% Class B      $120.07            --                 --            --       18.68%
      All contract charges                            --         1,067           $131,515          0.01%         --
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND
2016  Lowest contract charge 0.50% Class B       $102.24            --                 --            --        4.35%
      Highest contract charge 1.25% Class B      $100.98            --                 --            --        3.56%
      All contract charges                            --            26           $  2,603          4.08%         --
2015  Lowest contract charge 0.50% Class B(g)    $ 97.98            --                 --            --       (2.28)%
      Highest contract charge 1.25% Class B(g)   $ 97.51            --                 --            --       (2.72)%
      All contract charges                            --             7           $    678          3.46%         --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2016     Lowest contract charge 0.40% Class B          $130.96           --                  --            --         9.99%
         Highest contract charge 1.45% Class B         $132.13           --                  --            --         8.85%
         All contract charges                               --          668             $89,565          2.48%          --
2015     Lowest contract charge 0.40% Class B          $119.06           --                  --            --        (3.42)%
         Highest contract charge 1.45% Class B         $121.39           --                  --            --        (4.44)%
         All contract charges                               --          710             $87,422          2.32%          --
2014     Lowest contract charge 0.40% Class B          $123.27           --                  --            --         5.77%
         Highest contract charge 1.45% Class B         $127.03           --                  --            --         4.65%
         All contract charges                               --          722             $92,522          2.38%          --
2013     Lowest contract charge 0.40% Class B          $116.54           --                  --            --        14.12%
         Highest contract charge 1.45% Class B         $121.38           --                  --            --        12.92%
         All contract charges                               --          664             $81,308          2.40%          --
2012     Lowest contract charge 0.40% Class B(b)       $102.12           --                  --            --         2.16%
         Highest contract charge 1.45% Class B         $107.49           --                  --            --         9.61%
         All contract charges                               --          669             $72,627          3.08%          --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2016     Lowest contract charge 0.50% Class B          $172.18           --                  --            --        24.24%
         Highest contract charge 1.45% Class B         $155.96           --                  --            --        23.06%
         All contract charges                               --          123             $19,631          0.38%          --
2015     Lowest contract charge 0.50% Class B          $138.59           --                  --            --        (7.01)%
         Highest contract charge 1.45% Class B         $126.74           --                  --            --        (7.89)%
         All contract charges                               --          127             $16,276          0.23%          --
2014     Lowest contract charge 0.50% Class B          $149.03           --                  --            --         1.62%
         Highest contract charge 1.45% Class B         $137.60           --                  --            --         0.64%
         All contract charges                               --          137             $18,940          0.02%          --
2013     Lowest contract charge 0.50% Class B          $146.66           --                  --            --        36.00%
         Highest contract charge 1.45% Class B         $136.72           --                  --            --        34.70%
         All contract charges                               --          144             $19,941          0.11%          --
2012     Lowest contract charge 0.50% Class B          $107.84           --                  --            --        16.24%
         Highest contract charge 1.45% Class B         $101.50           --                  --            --        15.13%
         All contract charges                               --          148             $15,132          0.72%          --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2016     Lowest contract charge 0.50% Class B          $124.18           --                  --            --         8.95%
         Highest contract charge 1.34% Class B         $114.45           --                  --            --         8.03%
         All contract charges                               --          600             $69,558          1.63%          --
2015     Lowest contract charge 0.50% Class B          $113.98           --                  --            --        (3.28)%
         Highest contract charge 1.34% Class B         $105.94           --                  --            --        (4.10)%
         All contract charges                               --          646             $69,206          1.24%          --
2014     Lowest contract charge 0.50% Class B          $117.85           --                  --            --         4.94%
         Highest contract charge 1.34% Class B         $110.47           --                  --            --         4.06%
         All contract charges                               --          646             $72,011          1.75%          --
2013     Lowest contract charge 0.50% Class B          $112.30           --                  --            --        22.68%
         Highest contract charge 1.34% Class B         $106.16           --                  --            --        21.63%
         All contract charges                               --          599             $64,174          1.18%          --
2012     Lowest contract charge 0.50% Class B          $ 91.54           --                  --            --        14.14%
         Highest contract charge 1.34% Class B         $ 87.28           --                  --            --        13.19%
         All contract charges                               --          589             $51,679          1.81%          --
AXA/HORIZON SMALL CAP VALUE
2016     Lowest contract charge 0.50% Class B          $108.45           --                  --            --        23.63%
         Highest contract charge 1.25% Class B(g)      $107.12           --                  --            --        22.70%
         All contract charges                               --            3             $   307          3.23%          --
2015     Lowest contract charge 0.50% Class B(g)       $ 87.72           --                  --            --       (11.70)%
         Highest contract charge 1.20% Class B(g)      $ 87.33           --                  --            --       (12.07)%
         All contract charges                               --            1             $    76          0.81%          --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA/JANUS ENTERPRISE
2016  Lowest contract charge 0.40% Class B       $125.92            --                 --            --        (4.71)%
      Highest contract charge 1.45% Class B      $192.44            --                 --            --        (5.72)%
      All contract charges                            --         1,279           $244,983          0.00%          --
2015  Lowest contract charge 0.40% Class B       $132.15            --                 --            --        (5.87)%
      Highest contract charge 1.45% Class B      $204.11            --                 --            --        (6.86)%
      All contract charges                            --         1,341           $269,875          0.00%          --
2014  Lowest contract charge 0.40% Class B       $140.39            --                 --            --        (1.11)%
      Highest contract charge 1.45% Class B      $219.15            --                 --            --        (2.15)%
      All contract charges                            --         1,333           $287,981          0.00%          --
2013  Lowest contract charge 0.40% Class B       $141.96            --                 --            --        37.99%
      Highest contract charge 1.45% Class B      $223.97            --                 --            --        36.53%
      All contract charges                            --         1,315           $290,113          0.00%          --
2012  Lowest contract charge 0.40% Class B(b)    $102.88            --                 --            --         2.91%
      Highest contract charge 1.45% Class B      $164.04            --                 --            --         7.17%
      All contract charges                            --         1,334           $215,643          0.48%          --
AXA/LOOMIS SAYLES GROWTH
2016  Lowest contract charge 0.40% Class B       $160.84            --                 --            --         6.38%
      Highest contract charge 1.45% Class B      $215.32            --                 --            --         5.27%
      All contract charges                            --           286           $ 61,039          0.37%          --
2015  Lowest contract charge 0.40% Class B       $151.19            --                 --            --        11.08%
      Highest contract charge 1.45% Class B      $204.55            --                 --            --         9.91%
      All contract charges                            --           223           $ 45,979          0.12%          --
2014  Lowest contract charge 0.40% Class B       $136.11            --                 --            --         7.39%
      Highest contract charge 1.45% Class B      $186.11            --                 --            --         6.26%
      All contract charges                            --           223           $ 42,010          0.11%          --
2013  Lowest contract charge 0.40% Class B       $126.74            --                 --            --        26.75%
      Highest contract charge 1.45% Class B      $175.15            --                 --            --        25.43%
      All contract charges                            --           255           $ 44,612          0.81%          --
2012  Lowest contract charge 0.40% Class B(b)    $ 99.99            --                 --            --        (0.22)%
      Highest contract charge 1.45% Class B      $139.64            --                 --            --        10.94%
      All contract charges                            --           277           $ 38,861          0.84%          --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B       $153.85            --                 --            --        12.60%
      Highest contract charge 1.45% Class B      $139.36            --                 --            --        11.52%
      All contract charges                            --           189           $ 26,930          2.21%          --
2015  Lowest contract charge 0.50% Class B       $136.64            --                 --            --        (2.87)%
      Highest contract charge 1.45% Class B      $124.96            --                 --            --        (3.80)%
      All contract charges                            --           203           $ 25,859          1.81%          --
2014  Lowest contract charge 0.50% Class B       $140.68            --                 --            --         9.16%
      Highest contract charge 1.45% Class B      $129.89            --                 --            --         8.11%
      All contract charges                            --           225           $ 29,735          1.75%          --
2013  Lowest contract charge 0.50% Class B       $128.88            --                 --            --        28.62%
      Highest contract charge 1.45% Class B      $120.15            --                 --            --        27.40%
      All contract charges                            --           251           $ 30,649          0.70%          --
2012  Lowest contract charge 0.50% Class B       $100.20            --                 --            --        13.63%
      Highest contract charge 1.45% Class B      $ 94.31            --                 --            --        12.54%
      All contract charges                            --           277           $ 26,266          1.35%          --
AXA/PACIFIC GLOBAL SMALL CAP VALUE
2016  Lowest contract charge 0.50% Class B       $103.81            --                 --            --        28.22%
      Highest contract charge 1.25% Class B      $102.53            --                 --            --        27.26%
      All contract charges                            --             4           $    404          0.97%          --
2015  Lowest contract charge 0.50% Class B(g)    $ 80.96            --                 --            --       (17.53)%
      Highest contract charge 1.25% Class B(g)   $ 80.57            --                 --            --       (17.91)%
      All contract charges                            --             1           $    121          0.22%          --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B       $125.28           --                  --            --        4.74%
      Highest contract charge 1.45% Class B      $113.48           --                  --            --        3.75%
      All contract charges                            --          381             $43,936          0.69%         --
2015  Lowest contract charge 0.50% Class B       $119.61           --                  --            --       (3.12)%
      Highest contract charge 1.45% Class B      $109.38           --                  --            --       (4.05)%
      All contract charges                            --          399             $44,162          0.00%         --
2014  Lowest contract charge 0.50% Class B       $123.46           --                  --            --        0.59%
      Highest contract charge 1.45% Class B      $114.00           --                  --            --       (0.37)%
      All contract charges                            --          405             $46,619          1.40%         --
2013  Lowest contract charge 0.50% Class B       $122.73           --                  --            --       26.30%
      Highest contract charge 1.45% Class B      $114.42           --                  --            --       25.10%
      All contract charges                            --          394             $45,428          0.82%         --
2012  Lowest contract charge 0.50% Class B       $ 97.17           --                  --            --       18.75%
      Highest contract charge 1.45% Class B      $ 91.46           --                  --            --       17.60%
      All contract charges                            --          379             $34,837          1.35%         --
CHARTER/SM/ INTERNATIONAL MODERATE
2016  Lowest contract charge 0.50% Class B       $ 96.45           --                  --            --        4.86%
      Highest contract charge 1.25% Class B(g)   $ 95.27           --                  --            --        4.07%
      All contract charges                            --           --             $    51          3.30%         --
2015  Lowest contract charge 0.50% Class B(g)    $ 91.98           --                  --            --       (6.45)%
      Highest contract charge 1.20% Class B(g)   $ 91.57           --                  --            --       (6.85)%
      All contract charges                            --           --             $    23          3.08%         --
CHARTER/SM/ MULTI-SECTOR BOND
2016  Lowest contract charge 0.70% Class A       $120.09           --                  --            --        2.21%
      Highest contract charge 1.45% Class A      $ 97.11           --                  --            --        1.44%
      All contract charges                            --          370             $61,071          1.95%         --
2015  Lowest contract charge 0.70% Class A       $117.49           --                  --            --       (1.34)%
      Highest contract charge 1.45% Class A      $ 95.73           --                  --            --       (2.08)%
      All contract charges                            --          401             $65,307          1.52%         --
2014  Lowest contract charge 0.70% Class A       $119.08           --                  --            --        1.66%
      Highest contract charge 1.45% Class A      $ 97.76           --                  --            --        0.90%
      All contract charges                            --          433             $72,235          2.48%         --
2013  Lowest contract charge 0.70% Class A       $117.13           --                  --            --       (1.70)%
      Highest contract charge 1.45% Class A      $ 96.89           --                  --            --       (2.45)%
      All contract charges                            --          476             $78,335          3.40%         --
2012  Lowest contract charge 0.50% Class A       $102.94           --                  --            --        4.81%
      Highest contract charge 1.45% Class A      $ 99.32           --                  --            --        3.80%
      All contract charges                            --          520             $87,757          2.29%         --
CHARTER/SM/ MULTI-SECTOR BOND
2016  Lowest contract charge 0.50% Class B       $135.69           --                  --            --        2.42%
      Highest contract charge 1.30% Class B      $ 95.37           --                  --            --        1.61%
      All contract charges                            --          249             $25,975          1.95%         --
2015  Lowest contract charge 0.50% Class B       $132.49           --                  --            --       (1.13)%
      Highest contract charge 1.30% Class B      $ 93.86           --                  --            --       (1.92)%
      All contract charges                            --          256             $26,346          1.52%         --
2014  Lowest contract charge 0.50% Class B       $134.01           --                  --            --        1.88%
      Highest contract charge 1.30% Class B      $ 95.70           --                  --            --        1.08%
      All contract charges                            --          262             $27,445          2.48%         --
2013  Lowest contract charge 0.50% Class B       $131.54           --                  --            --       (1.36)%
      Highest contract charge 1.30% Class B      $ 94.68           --                  --            --       (2.15)%
      All contract charges                            --          275             $28,502          3.40%         --
2012  Lowest contract charge 0.50% Class B       $133.36           --                  --            --        4.79%
      Highest contract charge 1.30% Class B      $ 96.76           --                  --            --        3.96%
      All contract charges                            --          300             $31,613          2.29%         --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
CHARTER/SM/ REAL ASSETS
2016  Lowest contract charge 0.50% Class B(g)    $ 97.41            --                 --            --        12.15%
      Highest contract charge 1.25% Class B      $ 96.22            --                 --            --        11.31%
      All contract charges                            --             1           $    170          3.31%          --
2015  Lowest contract charge 1.20% Class B(g)    $ 86.47            --                 --            --       (12.49)%
      Highest contract charge 1.25% Class B(g)   $ 86.44            --                 --            --       (12.52)%
      All contract charges                            --            --           $     13          2.81%          --
CHARTER/SM/ SMALL CAP GROWTH
2016  Lowest contract charge 0.50% Class B       $183.29            --                 --            --         8.81%
      Highest contract charge 1.45% Class B      $163.00            --                 --            --         7.77%
      All contract charges                            --           244           $ 40,272          0.00%          --
2015  Lowest contract charge 0.50% Class B       $168.45            --                 --            --        (6.52)%
      Highest contract charge 1.45% Class B      $151.25            --                 --            --        (7.41)%
      All contract charges                            --           265           $ 40,398          0.26%          --
2014  Lowest contract charge 0.70% Class B       $176.51            --                 --            --        (3.29)%
      Highest contract charge 1.45% Class B      $163.35            --                 --            --        (4.02)%
      All contract charges                            --           288           $ 47,082          0.00%          --
2013  Lowest contract charge 0.50% Class B       $185.94            --                 --            --        47.03%
      Highest contract charge 1.45% Class B      $170.19            --                 --            --        45.64%
      All contract charges                            --           340           $ 57,990          0.00%          --
2012  Lowest contract charge 0.50% Class B       $126.46            --                 --            --        10.81%
      Highest contract charge 1.45% Class B      $116.86            --                 --            --         9.76%
      All contract charges                            --           327           $ 38,523          0.00%          --
CHARTER/SM/ SMALL CAP VALUE
2016  Lowest contract charge 0.50% Class B       $273.66            --                 --            --        24.61%
      Highest contract charge 1.45% Class B      $193.10            --                 --            --        23.43%
      All contract charges                            --           469           $117,210          1.36%          --
2015  Lowest contract charge 0.50% Class B       $219.62            --                 --            --       (13.57)%
      Highest contract charge 1.45% Class B      $156.45            --                 --            --       (14.40)%
      All contract charges                            --           504           $101,765          0.51%          --
2014  Lowest contract charge 0.50% Class B       $254.09            --                 --            --        (5.58)%
      Highest contract charge 1.45% Class B      $182.76            --                 --            --        (6.48)%
      All contract charges                            --           537           $126,327          0.16%          --
2013  Lowest contract charge 0.50% Class B       $269.12            --                 --            --        42.01%
      Highest contract charge 1.45% Class B      $195.43            --                 --            --        40.65%
      All contract charges                            --           592           $148,120          0.55%          --
2012  Lowest contract charge 0.50% Class B       $189.51            --                 --            --        16.19%
      Highest contract charge 1.45% Class B      $138.95            --                 --            --        15.08%
      All contract charges                            --           629           $112,152          0.58%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2016  Lowest contract charge 0.50% Class B       $258.55            --                 --            --        17.38%
      Highest contract charge 1.45% Class B      $274.64            --                 --            --        16.26%
      All contract charges                            --         2,429           $759,183          1.54%          --
2015  Lowest contract charge 0.50% Class B       $220.27            --                 --            --        (6.62)%
      Highest contract charge 1.45% Class B      $236.23            --                 --            --        (7.51)%
      All contract charges                            --         2,398           $648,716          1.31%          --
2014  Lowest contract charge 0.50% Class B       $235.89            --                 --            --         9.16%
      Highest contract charge 1.45% Class B      $255.41            --                 --            --         8.11%
      All contract charges                            --         2,356           $693,101          1.09%          --
2013  Lowest contract charge 0.50% Class B       $216.10            --                 --            --        37.04%
      Highest contract charge 1.45% Class B      $236.25            --                 --            --        35.74%
      All contract charges                            --         2,291           $629,177          1.65%          --
2012  Lowest contract charge 0.50% Class B       $157.69            --                 --            --        13.06%
      Highest contract charge 1.45% Class B      $174.05            --                 --            --        11.99%
      All contract charges                            --         2,239           $456,812          1.59%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
EQ/BOSTON ADVISORS EQUITY INCOME
2016  Lowest contract charge 0.50% Class B    $209.90            --                  --           --       12.42%
      Highest contract charge 1.45% Class B   $186.68            --                  --           --       11.35%
      All contract charges                         --           569          $  107,751         2.00%         --
2015  Lowest contract charge 0.50% Class B    $186.71            --                  --           --       (2.19)%
      Highest contract charge 1.45% Class B   $167.65            --                  --           --       (3.13)%
      All contract charges                         --           604          $  102,239         1.58%         --
2014  Lowest contract charge 0.50% Class B    $190.90            --                  --           --        8.13%
      Highest contract charge 1.45% Class B   $173.06            --                  --           --        7.09%
      All contract charges                         --           630          $  109,337         1.56%         --
2013  Lowest contract charge 0.50% Class B    $176.55            --                  --           --       31.10%
      Highest contract charge 1.45% Class B   $161.60            --                  --           --       29.85%
      All contract charges                         --           649          $  105,279         2.16%         --
2012  Lowest contract charge 0.50% Class B    $134.67            --                  --           --       17.15%
      Highest contract charge 1.45% Class B   $124.45            --                  --           --       16.02%
      All contract charges                         --           564          $   70,741         2.09%         --
EQ/CAPITAL GUARDIAN RESEARCH
2016  Lowest contract charge 0.70% Class B    $236.07            --                  --           --        7.66%
      Highest contract charge 1.45% Class B   $206.96            --                  --           --        6.86%
      All contract charges                         --           954          $  194,061         0.87%         --
2015  Lowest contract charge 0.70% Class B    $219.27            --                  --           --        1.20%
      Highest contract charge 1.45% Class B   $193.68            --                  --           --        0.43%
      All contract charges                         --         1,011          $  193,583         0.57%         --
2014  Lowest contract charge 0.70% Class B    $216.67            --                  --           --        9.74%
      Highest contract charge 1.45% Class B   $192.85            --                  --           --        8.91%
      All contract charges                         --         1,058          $  203,147         0.70%         --
2013  Lowest contract charge 0.70% Class B    $197.44            --                  --           --       30.84%
      Highest contract charge 1.45% Class B   $177.07            --                  --           --       29.85%
      All contract charges                         --         1,151          $  203,683         1.45%         --
2012  Lowest contract charge 0.70% Class B    $150.90            --                  --           --       16.59%
      Highest contract charge 1.45% Class B   $136.36            --                  --           --       15.71%
      All contract charges                         --         1,220          $  166,755         0.91%         --
EQ/COMMON STOCK INDEX
2016  Lowest contract charge 0.70% Class A    $250.51            --                  --           --       10.91%
      Highest contract charge 1.45% Class A   $170.82            --                  --           --       10.08%
      All contract charges                         --         3,867          $2,054,312         1.54%         --
2015  Lowest contract charge 0.70% Class A    $225.87            --                  --           --       (0.76)%
      Highest contract charge 1.45% Class A   $155.18            --                  --           --       (1.50)%
      All contract charges                         --         4,237          $2,036,713         1.35%         --
2014  Lowest contract charge 0.70% Class A    $227.59            --                  --           --       11.27%
      Highest contract charge 1.45% Class A   $157.55            --                  --           --       10.43%
      All contract charges                         --         4,600          $2,238,543         1.22%         --
2013  Lowest contract charge 0.70% Class A    $204.53            --                  --           --       31.54%
      Highest contract charge 1.45% Class A   $142.67            --                  --           --       30.55%
      All contract charges                         --         5,042          $2,214,801         1.28%         --
2012  Lowest contract charge 0.50% Class A    $102.86            --                  --           --       15.02%
      Highest contract charge 1.45% Class A   $109.28            --                  --           --       13.92%
      All contract charges                         --         5,579          $1,869,594         1.54%         --
EQ/COMMON STOCK INDEX
2016  Lowest contract charge 0.40% Class B    $166.28            --                  --           --       11.25%
      Highest contract charge 1.30% Class B   $152.11            --                  --           --       10.26%
      All contract charges                         --           881          $  144,886         1.54%         --
2015  Lowest contract charge 0.40% Class B    $149.47            --                  --           --       (0.46)%
      Highest contract charge 1.30% Class B   $137.96            --                  --           --       (1.34)%
      All contract charges                         --           870          $  130,043         1.35%         --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/COMMON STOCK INDEX (CONTINUED)
2014  Lowest contract charge 0.40% Class B       $150.16            --                 --            --        11.61%
      Highest contract charge 1.30% Class B      $139.83            --                 --            --        10.61%
      All contract charges                            --           888           $134,632          1.22%          --
2013  Lowest contract charge 0.40% Class B       $134.54            --                 --            --        31.94%
      Highest contract charge 1.30% Class B      $126.42            --                 --            --        30.76%
      All contract charges                            --           908           $125,249          1.28%          --
2012  Lowest contract charge 0.40% Class B(b)    $101.97            --                 --            --         1.74%
      Highest contract charge 1.30% Class B      $ 96.68            --                 --            --        14.12%
      All contract charges                            --           895           $ 93,945          1.54%          --
EQ/CORE BOND INDEX
2016  Lowest contract charge 0.40% Class B       $102.06            --                 --            --         0.97%
      Highest contract charge 1.45% Class B      $112.84            --                 --            --        (0.09)%
      All contract charges                            --           991           $114,324          1.52%          --
2015  Lowest contract charge 0.40% Class B       $101.08            --                 --            --         0.04%
      Highest contract charge 1.45% Class B      $112.94            --                 --            --        (1.03)%
      All contract charges                            --           963           $110,934          1.50%          --
2014  Lowest contract charge 0.40% Class B       $101.04            --                 --            --         2.01%
      Highest contract charge 1.45% Class B      $114.11            --                 --            --         0.94%
      All contract charges                            --           956           $111,253          1.30%          --
2013  Lowest contract charge 0.40% Class B       $ 99.05            --                 --            --        (1.99)%
      Highest contract charge 1.45% Class B      $113.05            --                 --            --        (3.02)%
      All contract charges                            --           981           $112,879          1.15%          --
2012  Lowest contract charge 0.40% Class B(b)    $101.06            --                 --            --         1.02%
      Highest contract charge 1.45% Class B      $116.57            --                 --            --         1.66%
      All contract charges                            --         1,022           $120,948          1.43%          --
EQ/EMERGING MARKETS EQUITY PLUS
2016  Lowest contract charge 0.50% Class B       $ 81.33            --                 --            --         9.15%
      Highest contract charge 1.34% Class B      $ 78.86            --                 --            --         8.23%
      All contract charges                            --            72           $  5,741          0.92%          --
2015  Lowest contract charge 0.50% Class B       $ 74.51            --                 --            --       (18.56)%
      Highest contract charge 1.34% Class B      $ 72.86            --                 --            --       (19.24)%
      All contract charges                            --            54           $  3,974          0.74%          --
2014  Lowest contract charge 0.50% Class B       $ 91.49            --                 --            --        (3.64)%
      Highest contract charge 1.34% Class B      $ 90.22            --                 --            --        (4.46)%
      All contract charges                            --            33           $  3,010          0.73%          --
2013  Lowest contract charge 0.50% Class B(c)    $ 94.95            --                 --            --        (4.18)%
      Highest contract charge 1.34% Class B(c)   $ 94.43            --                 --            --        (4.67)%
      All contract charges                            --            12           $  1,233          1.05%          --
EQ/EQUITY 500 INDEX
2016  Lowest contract charge 0.70% Class A       $276.23            --                 --            --        10.46%
      Highest contract charge 1.45% Class A      $189.97            --                 --            --         9.63%
      All contract charges                            --         2,006           $993,755          1.68%          --
2015  Lowest contract charge 0.70% Class A       $250.07            --                 --            --         0.09%
      Highest contract charge 1.45% Class A      $173.28            --                 --            --        (0.66)%
      All contract charges                            --         2,050           $923,739          1.64%          --
2014  Lowest contract charge 0.70% Class A       $249.84            --                 --            --        12.19%
      Highest contract charge 1.45% Class A      $174.44            --                 --            --        11.34%
      All contract charges                            --         2,097           $950,100          1.41%          --
2013  Lowest contract charge 0.70% Class A       $ 222.7            --                 --            --        30.59%
      Highest contract charge 1.45% Class A      $156.67            --                 --            --        29.60%
      All contract charges                            --         2,171           $883,708          1.48%          --
2012  Lowest contract charge 0.50% Class A       $112.35            --                 --            --        14.65%
      Highest contract charge 1.45% Class A      $120.89            --                 --            --        13.57%
      All contract charges                            --         2,282           $715,915          1.69%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/EQUITY 500 INDEX
2016  Lowest contract charge 0.40% Class B      $165.94            --                 --            --       10.78%
      Highest contract charge 1.30% Class B     $167.02            --                 --            --        9.81%
      All contract charges                           --         1,771           $325,092          1.68%         --
2015  Lowest contract charge 0.40% Class B      $149.79            --                 --            --        0.39%
      Highest contract charge 1.30% Class B     $152.10            --                 --            --       (0.51)%
      All contract charges                           --         1,478           $245,385          1.64%         --
2014  Lowest contract charge 0.40% Class B      $149.21            --                 --            --       12.53%
      Highest contract charge 1.30% Class B     $152.88            --                 --            --       11.52%
      All contract charges                           --         1,253           $207,743          1.41%         --
2013  Lowest contract charge 0.40% Class B      $132.60            --                 --            --       30.99%
      Highest contract charge 1.30% Class B     $137.09            --                 --            --       29.83%
      All contract charges                           --         1,095           $162,807          1.48%         --
2012  Lowest contract charge 0.40% Class B(b)   $101.23            --                 --            --        1.05%
      Highest contract charge 1.30% Class B     $105.59            --                 --            --       13.75%
      All contract charges                           --           986           $112,301          1.69%         --
EQ/GAMCO MERGERS AND ACQUISITIONS
2016  Lowest contract charge 0.50% Class B      $169.97            --                 --            --        7.16%
      Highest contract charge 1.45% Class B     $151.98            --                 --            --        6.14%
      All contract charges                           --           116           $ 17,653          0.01%         --
2015  Lowest contract charge 0.50% Class B      $158.62            --                 --            --        2.10%
      Highest contract charge 1.34% Class B     $144.91            --                 --            --        1.24%
      All contract charges                           --           127           $ 18,277          0.00%         --
2014  Lowest contract charge 0.50% Class B      $155.35            --                 --            --        1.13%
      Highest contract charge 1.34% Class B     $143.13            --                 --            --        0.28%
      All contract charges                           --           141           $ 20,188          0.00%         --
2013  Lowest contract charge 0.50% Class B      $153.61            --                 --            --       10.43%
      Highest contract charge 1.45% Class B     $141.35            --                 --            --        9.37%
      All contract charges                           --           149           $ 21,110          0.42%         --
2012  Lowest contract charge 0.50% Class B      $139.10            --                 --            --        4.72%
      Highest contract charge 1.45% Class B     $129.24            --                 --            --        3.72%
      All contract charges                           --           150           $ 19,467          0.00%         --
EQ/GAMCO SMALL COMPANY VALUE
2016  Lowest contract charge 0.00% Class B(i)   $120.04            --                 --            --       36.95%
      Highest contract charge 1.45% Class B     $317.46            --                 --            --       21.49%
      All contract charges                           --         2,786           $878,428          0.52%         --
2015  Lowest contract charge 0.40% Class B      $144.27            --                 --            --       (6.08)%
      Highest contract charge 1.45% Class B     $261.31            --                 --            --       (7.07)%
      All contract charges                           --         2,669           $692,281          0.54%         --
2014  Lowest contract charge 0.40% Class B      $153.61            --                 --            --        2.66%
      Highest contract charge 1.45% Class B     $281.18            --                 --            --        1.57%
      All contract charges                           --         2,576           $717,726          0.28%         --
2013  Lowest contract charge 0.40% Class B      $149.63            --                 --            --       38.56%
      Highest contract charge 1.45% Class B     $276.83            --                 --            --       37.10%
      All contract charges                           --         2,476           $678,585          0.28%         --
2012  Lowest contract charge 0.40% Class B(b)   $107.99            --                 --            --        7.26%
      Highest contract charge 1.45% Class B     $201.92            --                 --            --       16.14%
      All contract charges                           --         2,285           $456,724          1.31%         --
EQ/GLOBAL BOND PLUS
2016  Lowest contract charge 0.50% Class B      $124.43            --                 --            --        0.18%
      Highest contract charge 1.45% Class B     $111.71            --                 --            --       (0.78)%
      All contract charges                           --           473           $ 54,198          1.80%         --
2015  Lowest contract charge 0.50% Class B      $124.21            --                 --            --       (4.28)%
      Highest contract charge 1.45% Class B     $112.59            --                 --            --       (5.20)%
      All contract charges                           --           516           $ 59,622          0.04%         --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/GLOBAL BOND PLUS (CONTINUED)
2014  Lowest contract charge 0.50% Class B       $129.77           --                  --            --        0.39%
      Highest contract charge 1.45% Class B      $118.76           --                  --            --       (0.58)%
      All contract charges                            --          573             $69,454          0.66%         --
2013  Lowest contract charge 0.50% Class B       $129.27           --                  --            --       (3.00)%
      Highest contract charge 1.45% Class B      $119.45           --                  --            --       (3.93)%
      All contract charges                            --          616             $74,946          0.01%         --
2012  Lowest contract charge 0.50% Class B       $133.27           --                  --            --        3.20%
      Highest contract charge 1.45% Class B      $124.33           --                  --            --        2.21%
      All contract charges                            --          684             $86,443          1.44%         --
EQ/HIGH YIELD BOND
2016  Lowest contract charge 0.50% Class B       $110.70           --                  --            --       11.17%
      Highest contract charge 1.34% Class B      $107.33           --                  --            --       10.23%
      All contract charges                            --           78             $ 8,523          6.19%         --
2015  Lowest contract charge 0.50% Class B       $ 99.58           --                  --            --       (3.57)%
      Highest contract charge 1.34% Class B      $ 97.37           --                  --            --       (4.39)%
      All contract charges                            --           55             $ 5,403          7.01%         --
2014  Lowest contract charge 0.50% Class B(c)    $103.27           --                  --            --        1.40%
      Highest contract charge 1.34% Class B      $101.84           --                  --            --        0.54%
      All contract charges                            --           30             $ 3,131          5.58%         --
2013  Lowest contract charge 0.90% Class B(c)    $101.58           --                  --            --        1.91%
      Highest contract charge 1.34% Class B(c)   $101.29           --                  --            --        1.63%
      All contract charges                            --           10             $ 1,010          8.79%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2016  Lowest contract charge 0.70% Class A       $164.36           --                  --            --       (0.25)%
      Highest contract charge 1.45% Class A      $137.29           --                  --            --       (1.00)%
      All contract charges                            --          257             $43,502          0.66%         --
2015  Lowest contract charge 0.70% Class A       $164.77           --                  --            --       (0.28)%
      Highest contract charge 1.45% Class A      $138.68           --                  --            --       (1.03)%
      All contract charges                            --          275             $46,641          0.58%         --
2014  Lowest contract charge 0.70% Class A       $165.23           --                  --            --        0.82%
      Highest contract charge 1.45% Class A      $140.12           --                  --            --        0.06%
      All contract charges                            --          295             $50,548          0.39%         --
2013  Lowest contract charge 0.70% Class A       $163.88           --                  --            --       (2.33)%
      Highest contract charge 1.45% Class A      $140.04           --                  --            --       (3.07)%
      All contract charges                            --          336             $56,347          0.21%         --
2012  Lowest contract charge 0.70% Class A       $167.79           --                  --            --        0.27%
      Highest contract charge 1.45% Class A      $144.47           --                  --            --       (0.49)%
      All contract charges                            --          374             $64,905          0.24%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2016  Lowest contract charge 0.00% Class B       $100.70           --                  --            --        0.45%
      Highest contract charge 1.30% Class B      $106.37           --                  --            --       (0.84)%
      All contract charges                            --          113             $14,492          0.66%         --
2015  Lowest contract charge 0.00% Class B(h)    $100.25           --                  --            --       (0.16)%
      Highest contract charge 1.30% Class B      $107.27           --                  --            --       (0.86)%
      All contract charges                            --          104             $13,778          0.58%         --
2014  Lowest contract charge 0.50% Class B       $147.34           --                  --            --        1.02%
      Highest contract charge 1.30% Class B      $108.20           --                  --            --        0.22%
      All contract charges                            --          117             $15,511          0.39%         --
2013  Lowest contract charge 0.50% Class B       $145.85           --                  --            --       (2.13)%
      Highest contract charge 1.30% Class B      $107.96           --                  --            --       (2.90)%
      All contract charges                            --          132             $17,667          0.21%         --
2012  Lowest contract charge 0.50% Class B       $149.03           --                  --            --        0.47%
      Highest contract charge 1.30% Class B      $111.19           --                  --            --       (0.32)%
      All contract charges                            --          161             $22,012          0.24%         --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/INTERNATIONAL EQUITY INDEX
2016  Lowest contract charge 0.70% Class A      $134.41            --                 --            --        1.48%
      Highest contract charge 1.45% Class A     $104.15            --                 --            --        0.72%
      All contract charges                           --         2,321           $312,628          2.70%         --
2015  Lowest contract charge 0.70% Class A      $132.45            --                 --            --       (2.82)%
      Highest contract charge 1.45% Class A     $103.41            --                 --            --       (3.55)%
      All contract charges                           --         2,442           $325,879          2.31%         --
2014  Lowest contract charge 0.70% Class A      $136.30            --                 --            --       (7.55)%
      Highest contract charge 1.45% Class A     $107.22            --                 --            --       (8.25)%
      All contract charges                           --         2,554           $352,788          2.95%         --
2013  Lowest contract charge 0.70% Class A      $147.43            --                 --            --       20.62%
      Highest contract charge 1.45% Class A     $116.86            --                 --            --       19.71%
      All contract charges                           --         2,709           $407,476          2.22%         --
2012  Lowest contract charge 0.50% Class A      $ 78.26            --                 --            --       15.68%
      Highest contract charge 1.45% Class A     $ 97.62            --                 --            --       14.58%
      All contract charges                           --         2,926           $367,081          2.99%         --
EQ/INTERNATIONAL EQUITY INDEX
2016  Lowest contract charge 0.40% Class B      $122.27            --                 --            --        1.78%
      Highest contract charge 1.30% Class B     $ 79.00            --                 --            --        0.88%
      All contract charges                           --           321           $ 32,071          2.70%         --
2015  Lowest contract charge 0.40% Class B      $120.13            --                 --            --       (2.52)%
      Highest contract charge 1.30% Class B     $ 78.31            --                 --            --       (3.39)%
      All contract charges                           --           360           $ 35,412          2.31%         --
2014  Lowest contract charge 0.40% Class B(b)   $123.24            --                 --            --       (7.28)%
      Highest contract charge 1.30% Class B     $ 81.06            --                 --            --       (8.10)%
      All contract charges                           --           369           $ 37,872          2.95%         --
2013  Lowest contract charge 0.50% Class B      $123.74            --                 --            --       20.86%
      Highest contract charge 1.30% Class B     $ 88.20            --                 --            --       19.90%
      All contract charges                           --           418           $ 47,134          2.22%         --
2012  Lowest contract charge 0.50% Class B      $102.38            --                 --            --       15.68%
      Highest contract charge 1.30% Class B     $ 73.56            --                 --            --       14.78%
      All contract charges                           --           456           $ 42,914          2.99%         --
EQ/INVESCO COMSTOCK
2016  Lowest contract charge 0.50% Class B      $196.66            --                 --            --       16.79%
      Highest contract charge 1.45% Class B     $175.84            --                 --            --       15.68%
      All contract charges                           --           661           $117,507          2.49%         --
2015  Lowest contract charge 0.50% Class B      $168.39            --                 --            --       (6.66)%
      Highest contract charge 1.45% Class B     $152.01            --                 --            --       (7.55)%
      All contract charges                           --           718           $109,963          2.11%         --
2014  Lowest contract charge 0.50% Class B      $180.41            --                 --            --        8.37%
      Highest contract charge 1.45% Class B     $164.43            --                 --            --        7.34%
      All contract charges                           --           763           $125,870          1.98%         --
2013  Lowest contract charge 0.50% Class B      $166.47            --                 --            --       34.36%
      Highest contract charge 1.45% Class B     $153.19            --                 --            --       33.08%
      All contract charges                           --           267           $ 41,252          4.48%         --
2012  Lowest contract charge 0.50% Class B      $123.90            --                 --            --       17.83%
      Highest contract charge 1.45% Class B     $115.11            --                 --            --       16.70%
      All contract charges                           --           229           $ 26,677          1.29%         --
EQ/JPMORGAN VALUE OPPORTUNITIES
2016  Lowest contract charge 0.40% Class B      $189.84            --                 --            --       21.05%
      Highest contract charge 1.45% Class B     $193.64            --                 --            --       19.77%
      All contract charges                           --           406           $ 92,188          1.07%         --
2015  Lowest contract charge 0.40% Class B      $156.83            --                 --            --       (2.67)%
      Highest contract charge 1.45% Class B     $161.67            --                 --            --       (3.70)%
      All contract charges                           --           361           $ 69,659          0.71%         --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2014  Lowest contract charge 0.40% Class B(b)   $161.14            --                 --            --       13.92%
      Highest contract charge 1.45% Class B     $167.88            --                 --            --       12.72%
      All contract charges                           --           326           $ 66,253          1.07%         --
2013  Lowest contract charge 0.70% Class B      $169.26            --                 --            --       34.84%
      Highest contract charge 1.45% Class B     $148.94            --                 --            --       33.82%
      All contract charges                           --           325           $ 59,293          2.02%         --
2012  Lowest contract charge 0.70% Class B      $125.53            --                 --            --       15.24%
      Highest contract charge 1.45% Class B     $111.30            --                 --            --       14.36%
      All contract charges                           --           334           $ 45,422          0.96%         --
EQ/LARGE CAP GROWTH INDEX
2016  Lowest contract charge 0.50% Class B      $140.58            --                 --            --        5.82%
      Highest contract charge 1.45% Class B     $132.18            --                 --            --        4.80%
      All contract charges                           --         1,558           $214,005          1.04%         --
2015  Lowest contract charge 0.50% Class B      $132.85            --                 --            --        4.34%
      Highest contract charge 1.45% Class B     $126.12            --                 --            --        3.34%
      All contract charges                           --         1,518           $198,419          0.88%         --
2014  Lowest contract charge 0.50% Class B      $127.32            --                 --            --       11.67%
      Highest contract charge 1.45% Class B     $122.04            --                 --            --       10.61%
      All contract charges                           --         1,489           $187,443          0.94%         --
2013  Lowest contract charge 0.50% Class B      $114.01            --                 --            --       31.83%
      Highest contract charge 1.45% Class B     $110.33            --                 --            --       30.57%
      All contract charges                           --         1,479           $167,886          0.98%         --
2012  Lowest contract charge 0.50% Class B      $ 86.48            --                 --            --       14.15%
      Highest contract charge 1.45% Class B     $ 84.50            --                 --            --       13.06%
      All contract charges                           --         1,516           $131,427          1.24%         --
EQ/LARGE CAP VALUE INDEX
2016  Lowest contract charge 0.50% Class B      $114.95            --                 --            --       15.89%
      Highest contract charge 1.45% Class B     $103.20            --                 --            --       14.79%
      All contract charges                           --           748           $ 78,417          2.12%         --
2015  Lowest contract charge 0.50% Class B      $ 99.19            --                 --            --       (4.91)%
      Highest contract charge 1.45% Class B     $ 89.90            --                 --            --       (5.81)%
      All contract charges                           --           697           $ 63,565          1.94%         --
2014  Lowest contract charge 0.50% Class B      $104.31            --                 --            --       12.06%
      Highest contract charge 1.45% Class B     $ 95.45            --                 --            --       10.99%
      All contract charges                           --           660           $ 63,828          1.63%         --
2013  Lowest contract charge 0.70% Class B      $ 91.55            --                 --            --       30.67%
      Highest contract charge 1.45% Class B     $ 86.00            --                 --            --       29.67%
      All contract charges                           --           608           $ 52,859          1.54%         --
2012  Lowest contract charge 0.70% Class B      $ 70.06            --                 --            --       15.78%
      Highest contract charge 1.45% Class B     $ 66.32            --                 --            --       14.90%
      All contract charges                           --           603           $ 40,229          2.04%         --
EQ/MFS INTERNATIONAL GROWTH
2016  Lowest contract charge 0.40% Class B      $117.72            --                 --            --        1.57%
      Highest contract charge 1.45% Class B     $158.67            --                 --            --        0.50%
      All contract charges                           --           657           $104,466          1.02%         --
2015  Lowest contract charge 0.40% Class B      $115.90            --                 --            --       (0.21)%
      Highest contract charge 1.45% Class B     $157.88            --                 --            --       (1.26)%
      All contract charges                           --           619           $ 97,843          0.60%         --
2014  Lowest contract charge 0.40% Class B      $116.14            --                 --            --       (5.38)%
      Highest contract charge 1.45% Class B     $159.89            --                 --            --       (6.38)%
      All contract charges                           --           589           $ 93,805          0.95%         --
2013  Lowest contract charge 0.40% Class B      $122.75            --                 --            --       13.20%
      Highest contract charge 1.45% Class B     $170.79            --                 --            --       12.00%
      All contract charges                           --           572           $ 97,506          0.94%         --
2012  Lowest contract charge 0.40% Class B(b)   $108.44            --                 --            --        8.57%
      Highest contract charge 1.45% Class B     $152.49            --                 --            --       17.95%
      All contract charges                           --           529           $ 80,371          1.02%         --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/MID CAP INDEX
2016  Lowest contract charge 0.40% Class B      $174.07            --                 --            --       19.43%
      Highest contract charge 1.45% Class B     $199.33            --                 --            --       18.18%
      All contract charges                           --         2,809           $562,440          1.13%         --
2015  Lowest contract charge 0.40% Class B      $145.75            --                 --            --       (3.25)%
      Highest contract charge 1.45% Class B     $168.67            --                 --            --       (4.27)%
      All contract charges                           --         2,667           $453,031          0.87%         --
2014  Lowest contract charge 0.40% Class B      $150.64            --                 --            --        8.55%
      Highest contract charge 1.45% Class B     $176.19            --                 --            --        7.41%
      All contract charges                           --         2,613           $463,057          0.81%         --
2013  Lowest contract charge 0.40% Class B      $138.77            --                 --            --       32.05%
      Highest contract charge 1.45% Class B     $164.03            --                 --            --       30.66%
      All contract charges                           --         2,638           $434,850          0.79%         --
2012  Lowest contract charge 0.40% Class B(b)   $105.09            --                 --            --        4.58%
      Highest contract charge 1.45% Class B     $125.54            --                 --            --       15.38%
      All contract charges                           --         2,667           $336,215          0.99%         --
EQ/MONEY MARKET
2016  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.45% Class A     $108.82            --                 --            --       (1.45)%
      All contract charges                           --         1,443           $ 42,564          0.00%         --
2015  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.45% Class A     $110.42            --                 --            --       (1.45)%
      All contract charges                           --         1,266           $ 43,701          0.00%         --
2014  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.45% Class A     $112.04            --                 --            --       (1.45)%
      All contract charges                           --         1,244           $ 46,904          0.00%         --
2013  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.45% Class A     $113.69            --                 --            --       (1.45)%
      All contract charges                           --         1,837           $ 54,109          0.00%         --
2012  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.45% Class A     $115.36            --                 --            --       (1.45)%
      All contract charges                           --         1,618           $ 59,952          0.00%         --
EQ/MONEY MARKET
2016  Lowest contract charge 0.00% Class B      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B     $ 94.49            --                 --            --       (1.28)%
      All contract charges                           --         8,365           $ 33,504          0.00%         --
2015  Lowest contract charge 0.00% Class B      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B     $ 95.72            --                 --            --       (1.29)%
      All contract charges                           --         4,538           $ 28,080          0.00%         --
2014  Lowest contract charge 0.00% Class B      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B     $ 96.97            --                 --            --       (1.28)%
      All contract charges                           --         3,275           $ 27,356          0.00%         --
2013  Lowest contract charge 0.00% Class B      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B     $ 98.23            --                 --            --       (1.29)%
      All contract charges                           --         4,019           $ 32,095          0.00%         --
2012  Lowest contract charge 0.00% Class B      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B     $ 99.51            --                 --            --       (1.29)%
      All contract charges                           --         2,361           $ 34,491          0.00%         --
EQ/OPPENHEIMER GLOBAL
2016  Lowest contract charge 0.50% Class B      $154.49            --                 --            --       (0.46)%
      Highest contract charge 1.45% Class B     $139.93            --                 --            --       (1.41)%
      All contract charges                           --           875           $123,212          0.84%         --
2015  Lowest contract charge 0.50% Class B      $155.20            --                 --            --        2.66%
      Highest contract charge 1.45% Class B     $141.93            --                 --            --        1.68%
      All contract charges                           --           852           $121,243          0.28%         --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/OPPENHEIMER GLOBAL (CONTINUED)
2014  Lowest contract charge 0.50% Class B       $151.18            --                 --            --        1.29%
      Highest contract charge 1.45% Class B      $139.58            --                 --            --        0.32%
      All contract charges                            --           729           $101,760          0.53%         --
2013  Lowest contract charge 0.50% Class B       $149.26            --                 --            --       25.70%
      Highest contract charge 1.45% Class B      $139.14            --                 --            --       24.50%
      All contract charges                            --           643           $ 89,648          2.48%         --
2012  Lowest contract charge 0.50% Class B       $118.74            --                 --            --       19.77%
      Highest contract charge 1.45% Class B      $111.76            --                 --            --       18.63%
      All contract charges                            --           555           $ 62,005          0.89%         --
EQ/PIMCO GLOBAL REAL RETURN
2016  Lowest contract charge 0.50% Class B       $104.42            --                 --            --        9.78%
      Highest contract charge 1.45% Class B      $100.83            --                 --            --        8.72%
      All contract charges                            --           245           $ 24,965          5.89%         --
2015  Lowest contract charge 0.50% Class B       $ 95.12            --                 --            --       (2.85)%
      Highest contract charge 1.45% Class B      $ 92.74            --                 --            --       (3.78)%
      All contract charges                            --           184           $ 17,168          1.51%         --
2014  Lowest contract charge 0.50% Class B       $ 97.91            --                 --            --        7.32%
      Highest contract charge 1.45% Class B(c)   $ 96.38            --                 --            --        6.31%
      All contract charges                            --            96           $  9,392          7.98%         --
2013  Lowest contract charge 0.50% Class B(c)    $ 91.23            --                 --            --       (7.50)%
      Highest contract charge 1.34% Class B(c)   $ 90.73            --                 --            --       (7.98)%
      All contract charges                            --            25           $  2,381          0.18%         --
EQ/PIMCO ULTRA SHORT BOND
2016  Lowest contract charge 1.10% Class A       $ 96.87            --                 --            --        0.87%
      Highest contract charge 1.10% Class A      $ 96.87            --                 --            --        0.87%
      All contract charges                            --             1           $    106          0.98%         --
2015  Lowest contract charge 1.10% Class A       $ 96.03            --                 --            --       (1.38)%
      Highest contract charge 1.10% Class A      $ 96.03            --                 --            --       (1.38)%
      All contract charges                            --             1           $    105          0.46%         --
2014  Lowest contract charge 1.10% Class A       $ 97.37            --                 --            --       (1.19)%
      Highest contract charge 1.10% Class A      $ 97.37            --                 --            --       (1.19)%
      All contract charges                            --             2           $    152          0.37%         --
2013  Lowest contract charge 1.10% Class A       $ 98.54            --                 --            --       (1.07)%
      Highest contract charge 1.10% Class A      $ 98.54            --                 --            --       (1.07)%
      All contract charges                            --             2           $    156          0.71%         --
2012  Lowest contract charge 1.10% Class A       $ 99.61            --                 --            --        0.38%
      Highest contract charge 1.25% Class A      $ 99.11            --                 --            --        0.23%
      All contract charges                            --             2           $    161          0.55%         --
EQ/PIMCO ULTRA SHORT BOND
2016  Lowest contract charge 0.50% Class B       $113.93            --                 --            --        1.49%
      Highest contract charge 1.45% Class B      $101.86            --                 --            --        0.51%
      All contract charges                            --           798           $ 83,638          0.98%         --
2015  Lowest contract charge 0.50% Class B       $112.26            --                 --            --       (0.78)%
      Highest contract charge 1.45% Class B      $101.34            --                 --            --       (1.73)%
      All contract charges                            --           857           $ 88,975          0.46%         --
2014  Lowest contract charge 0.50% Class B       $113.14            --                 --            --       (0.59)%
      Highest contract charge 1.45% Class B      $103.12            --                 --            --       (1.54)%
      All contract charges                            --           932           $ 98,360          0.37%         --
2013  Lowest contract charge 0.50% Class B       $113.81            --                 --            --       (0.42)%
      Highest contract charge 1.45% Class B      $104.73            --                 --            --       (1.37)%
      All contract charges                            --         1,000           $106,875          0.71%         --
2012  Lowest contract charge 0.50% Class B       $114.29            --                 --            --        0.99%
      Highest contract charge 1.45% Class B      $106.18            --                 --            --        0.02%
      All contract charges                            --         1,066           $115,019          0.55%         --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/QUALITY BOND PLUS
2016  Lowest contract charge 0.70% Class A      $167.63            --                 --            --        0.47%
      Highest contract charge 1.45% Class A     $137.94            --                 --            --       (0.29)%
      All contract charges                           --           358           $ 63,477          1.12%         --
2015  Lowest contract charge 0.70% Class A      $166.85            --                 --            --       (0.48)%
      Highest contract charge 1.45% Class A     $138.34            --                 --            --       (1.23)%
      All contract charges                           --           391           $ 69,213          1.05%         --
2014  Lowest contract charge 0.70% Class A      $167.65            --                 --            --        2.18%
      Highest contract charge 1.45% Class A     $140.06            --                 --            --        1.40%
      All contract charges                           --           429           $ 76,711          0.97%         --
2013  Lowest contract charge 0.70% Class A      $164.07            --                 --            --       (2.96)%
      Highest contract charge 1.45% Class A     $138.12            --                 --            --       (3.70)%
      All contract charges                           --           470           $ 83,030          0.34%         --
2012  Lowest contract charge 0.70% Class A      $169.08            --                 --            --        1.94%
      Highest contract charge 1.45% Class A     $143.42            --                 --            --        1.16%
      All contract charges                           --           526           $ 96,066          0.60%         --
EQ/QUALITY BOND PLUS
2016  Lowest contract charge 0.50% Class B      $148.93            --                 --            --        0.67%
      Highest contract charge 1.30% Class B     $103.10            --                 --            --       (0.13)%
      All contract charges                           --           153           $ 20,936          1.12%         --
2015  Lowest contract charge 0.50% Class B      $147.94            --                 --            --       (0.27)%
      Highest contract charge 1.30% Class B     $103.23            --                 --            --       (1.06)%
      All contract charges                           --           159           $ 21,910          1.05%         --
2014  Lowest contract charge 0.50% Class B      $148.34            --                 --            --        2.39%
      Highest contract charge 1.30% Class B     $104.34            --                 --            --        1.58%
      All contract charges                           --           169           $ 23,285          0.97%         --
2013  Lowest contract charge 0.50% Class B      $144.88            --                 --            --       (2.78)%
      Highest contract charge 1.30% Class B     $102.72            --                 --            --       (3.54)%
      All contract charges                           --           184           $ 24,978          0.34%         --
2012  Lowest contract charge 0.50% Class B      $149.02            --                 --            --        2.15%
      Highest contract charge 1.30% Class B     $106.49            --                 --            --        1.33%
      All contract charges                           --           207           $ 28,867          0.60%         --
EQ/SMALL COMPANY INDEX
2016  Lowest contract charge 0.40% Class B      $170.97            --                 --            --       20.05%
      Highest contract charge 1.45% Class B     $263.81            --                 --            --       18.79%
      All contract charges                           --         1,078           $277,464          1.16%         --
2015  Lowest contract charge 0.40% Class B      $142.42            --                 --            --       (4.95)%
      Highest contract charge 1.45% Class B     $222.09            --                 --            --       (5.95)%
      All contract charges                           --         1,085           $235,560          0.91%         --
2014  Lowest contract charge 0.40% Class B      $149.84            --                 --            --        4.43%
      Highest contract charge 1.45% Class B     $236.15            --                 --            --        3.33%
      All contract charges                           --         1,091           $251,678          0.78%         --
2013  Lowest contract charge 0.40% Class B      $143.48            --                 --            --       36.90%
      Highest contract charge 1.45% Class B     $228.54            --                 --            --       35.46%
      All contract charges                           --         1,124           $250,855          0.97%         --
2012  Lowest contract charge 0.40% Class B(b)   $104.81            --                 --            --        3.94%
      Highest contract charge 1.45% Class B     $168.71            --                 --            --       13.86%
      All contract charges                           --         1,155           $190,669          1.51%         --
EQ/T. ROWE PRICE GROWTH STOCK
2016  Lowest contract charge 0.40% Class B      $167.10            --                 --            --        0.94%
      Highest contract charge 1.45% Class B     $187.05            --                 --            --       (0.13)%
      All contract charges                           --         2,262           $427,483          0.00%         --
2015  Lowest contract charge 0.40% Class B      $165.55            --                 --            --        9.78%
      Highest contract charge 1.45% Class B     $187.29            --                 --            --        8.62%
      All contract charges                           --         2,171           $409,319          0.00%         --
2014  Lowest contract charge 0.40% Class B      $150.80            --                 --            --        8.21%
      Highest contract charge 1.45% Class B     $172.42            --                 --            --        7.07%
      All contract charges                           --         1,944           $337,268          0.00%         --

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK (CONTINUED)
2013  Lowest contract charge 0.40% Class B            $139.36            --                 --            --       37.37%
      Highest contract charge 1.45% Class B           $161.04            --                 --            --       35.92%
      All contract charges                                 --         1,842           $298,052          0.00%         --
2012  Lowest contract charge 0.40% Class B(b)         $101.45            --                 --            --        0.94%
      Highest contract charge 1.45% Class B           $118.48            --                 --            --       17.20%
      All contract charges                                 --         1,724           $204,879          0.00%         --
EQ/UBS GROWTH & INCOME
2016  Lowest contract charge 0.50% Class B            $215.20            --                 --            --        9.59%
      Highest contract charge 1.35% Class B           $193.78            --                 --            --        8.66%
      All contract charges                                 --           188           $ 34,163          0.82%         --
2015  Lowest contract charge 0.50% Class B            $196.36            --                 --            --       (1.92)%
      Highest contract charge 1.34% Class B           $178.53            --                 --            --       (2.75)%
      All contract charges                                 --           204           $ 34,304          0.59%         --
2014  Lowest contract charge 0.50% Class B            $200.20            --                 --            --       13.87%
      Highest contract charge 1.34% Class B           $183.58            --                 --            --       12.92%
      All contract charges                                 --           179           $ 31,660          0.66%         --
2013  Lowest contract charge 0.50% Class B            $175.81            --                 --            --       34.85%
      Highest contract charge 1.34% Class B           $162.58            --                 --            --       33.71%
      All contract charges                                 --           160           $ 25,154          1.01%         --
2012  Lowest contract charge 0.50% Class B            $130.37            --                 --            --       12.31%
      Highest contract charge 1.34% Class B           $121.59            --                 --            --       11.36%
      All contract charges                                 --           161           $ 18,984          0.84%         --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2016  Lowest contract charge 0.50% Service Class 2    $184.38            --                 --            --        7.20%
      Highest contract charge 1.45% Service Class 2   $153.31            --                 --            --        6.17%
      All contract charges                                 --         1,888           $349,167          0.65%         --
2015  Lowest contract charge 0.50% Service Class 2    $172.00            --                 --            --       (0.09)%
      Highest contract charge 1.45% Service Class 2   $144.40            --                 --            --       (1.04)%
      All contract charges                                 --         1,784           $311,215          0.85%         --
2014  Lowest contract charge 0.50% Service Class 2    $172.15            --                 --            --       11.09%
      Highest contract charge 1.45% Service Class 2   $145.92            --                 --            --       10.04%
      All contract charges                                 --         1,565           $276,194          0.81%         --
2013  Lowest contract charge 0.50% Service Class 2    $154.96            --                 --            --       30.30%
      Highest contract charge 1.45% Service Class 2   $132.61            --                 --            --       29.05%
      All contract charges                                 --         1,341           $215,365          0.93%         --
2012  Lowest contract charge 0.50% Service Class 2    $118.93            --                 --            --       15.57%
      Highest contract charge 1.45% Service Class 2   $102.76            --                 --            --       14.46%
      All contract charges                                 --         1,056           $131,733          1.35%         --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
2016  Lowest contract charge 0.50% Service Class 2    $184.38            --                 --            --       17.12%
      Highest contract charge 1.20% Service Class 2   $175.87            --                 --            --       16.30%
      All contract charges                                 --            58           $ 10,325          2.37%         --
2015  Lowest contract charge 0.50% Service Class 2    $157.43            --                 --            --       (4.71)%
      Highest contract charge 1.20% Service Class 2   $151.22            --                 --            --       (5.39)%
      All contract charges                                 --            50           $  7,681          3.28%         --
2014  Lowest contract charge 0.50% Service Class 2    $165.22            --                 --            --        7.94%
      Highest contract charge 1.20% Service Class 2   $159.84            --                 --            --        7.18%
      All contract charges                                 --            39           $  6,454          3.19%         --
2013  Lowest contract charge 0.50% Service Class 2    $153.07            --                 --            --       27.19%
      Highest contract charge 1.20% Service Class 2   $149.13            --                 --            --       26.30%
      All contract charges                                 --            27           $  4,066          2.84%         --
2012  Lowest contract charge 0.50% Service Class 2    $120.35            --                 --            --       16.47%
      Highest contract charge 1.20% Service Class 2   $118.08            --                 --            --       15.64%
      All contract charges                                 --            17           $  1,911          4.38%         --

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
FIDELITY(R) VIP MID CAP PORTFOLIO
2016  Lowest contract charge 0.50% Service Class 2    $177.55           --                  --            --        11.37%
      Highest contract charge 1.20% Service Class 2   $169.35           --                  --            --        10.58%
      All contract charges                                 --          234             $39,627          0.35%          --
2015  Lowest contract charge 0.50% Service Class 2    $159.43           --                  --            --        (2.12)%
      Highest contract charge 1.20% Service Class 2   $153.15           --                  --            --        (2.81)%
      All contract charges                                 --          191             $29,387          0.29%          --
2014  Lowest contract charge 0.50% Service Class 2    $162.88           --                  --            --         5.50%
      Highest contract charge 1.20% Service Class 2   $157.57           --                  --            --         4.76%
      All contract charges                                 --          148             $23,272          0.02%          --
2013  Lowest contract charge 0.90% Service Class 2    $152.11           --                  --            --        34.65%
      Highest contract charge 1.20% Service Class 2   $150.41           --                  --            --        34.23%
      All contract charges                                 --          106             $15,878          0.33%          --
2012  Lowest contract charge 0.90% Service Class 2    $112.97           --                  --            --        13.53%
      Highest contract charge 1.20% Service Class 2   $112.05           --                  --            --        13.18%
      All contract charges                                 --           67             $ 7,525          0.50%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
2016  Lowest contract charge 0.50% Service Shares     $178.22           --                  --            --        12.71%
      Highest contract charge 1.34% Service Shares    $146.27           --                  --            --        11.76%
      All contract charges                                 --          323             $50,335          1.19%          --
2015  Lowest contract charge 0.50% Service Shares     $158.12           --                  --            --        (9.97)%
      Highest contract charge 1.45% Service Shares    $130.20           --                  --            --       (10.84)%
      All contract charges                                 --          318             $43,663          0.12%          --
2014  Lowest contract charge 0.50% Service Shares     $175.64           --                  --            --        12.72%
      Highest contract charge 1.45% Service Shares    $146.03           --                  --            --        11.64%
      All contract charges                                 --          257             $39,498          0.95%          --
2013  Lowest contract charge 0.50% Service Shares     $155.82           --                  --            --        31.89%
      Highest contract charge 1.45% Service Shares    $130.80           --                  --            --        30.64%
      All contract charges                                 --          175             $24,067          0.75%          --
2012  Lowest contract charge 0.50% Service Shares     $118.14           --                  --            --        17.59%
      Highest contract charge 1.45% Service Shares    $100.12           --                  --            --        16.46%
      All contract charges                                 --          104             $10,957          1.38%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2016  Lowest contract charge 0.00% Series II          $112.48           --                  --            --        14.54%
      Highest contract charge 1.20% Series II         $172.93           --                  --            --        13.17%
      All contract charges                                 --          166             $28,770          1.35%          --
2015  Lowest contract charge 0.00% Series II(h)       $ 98.20           --                  --            --        (1.88)%
      Highest contract charge 1.20% Series II         $152.81           --                  --            --         0.60%
      All contract charges                                 --           78             $12,046          1.70%          --
2014  Lowest contract charge 0.50% Series II          $157.02           --                  --            --        11.97%
      Highest contract charge 1.20% Series II         $151.90           --                  --            --        11.18%
      All contract charges                                 --           46             $ 7,141          1.73%          --
2013  Lowest contract charge 0.50% Series II          $140.23           --                  --            --        30.11%
      Highest contract charge 1.20% Series II         $136.62           --                  --            --        29.19%
      All contract charges                                 --           25             $ 3,550          2.61%          --
2012  Lowest contract charge 0.50% Series II          $107.78           --                  --            --        17.78%
      Highest contract charge 1.20% Series II         $105.75           --                  --            --        16.94%
      All contract charges                                 --            7             $   724          2.26%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
2016  Lowest contract charge 0.50% Series II          $150.71           --                  --            --         1.31%
      Highest contract charge 1.45% Series II         $122.00           --                  --            --         0.35%
      All contract charges                                 --          545             $77,851          1.45%          --
2015  Lowest contract charge 0.50% Series II          $148.76           --                  --            --        (2.23)%
      Highest contract charge 1.45% Series II         $121.58           --                  --            --        (3.17)%
      All contract charges                                 --          504             $71,364          3.41%          --
2014  Lowest contract charge 0.50% Series II          $152.16           --                  --            --        13.77%
      Highest contract charge 1.45% Series II         $125.56           --                  --            --        12.69%
      All contract charges                                 --          433             $63,183          1.51%          --

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                  ---------- ----------------- ----------------- ------------- --------
INVESCO V.I. GLOBAL REAL ESTATE FUND (CONTINUED)
2013    Lowest contract charge 0.50% Series II     $133.74           --                  --            --        1.92%
        Highest contract charge 1.45% Series II    $111.42           --                  --            --        0.95%
        All contract charges                            --          326             $42,220          3.92%         --
2012    Lowest contract charge 0.50% Series II     $131.22           --                  --            --       27.21%
        Highest contract charge 1.45% Series II    $110.37           --                  --            --       25.99%
        All contract charges                            --          237             $30,273          0.52%         --
INVESCO V.I. HIGH YIELD FUND
2016    Lowest contract charge 0.50% Series II     $126.53           --                  --            --       10.28%
        Highest contract charge 1.45% Series II    $119.87           --                  --            --        9.22%
        All contract charges                            --          280             $34,051          4.11%         --
2015    Lowest contract charge 0.50% Series II     $114.74           --                  --            --       (3.85)%
        Highest contract charge 1.45% Series II    $109.75           --                  --            --       (4.76)%
        All contract charges                            --          255             $28,355          5.55%         --
2014    Lowest contract charge 0.50% Series II     $119.34           --                  --            --        1.08%
        Highest contract charge 1.45% Series II    $115.24           --                  --            --        0.10%
        All contract charges                            --          209             $24,316          4.77%         --
2013    Lowest contract charge 0.50% Series II     $118.07           --                  --            --        6.24%
        Highest contract charge 1.34% Series II    $115.46           --                  --            --        5.34%
        All contract charges                            --          167             $19,329          5.32%         --
2012    Lowest contract charge 0.50% Series II     $111.14           --                  --            --       16.38%
        Highest contract charge 1.34% Series II    $109.61           --                  --            --       15.39%
        All contract charges                            --          115             $12,652          6.78%         --
INVESCO V.I. INTERNATIONAL GROWTH FUND
2016    Lowest contract charge 0.50% Series II     $131.52           --                  --            --       (1.19)%
        Highest contract charge 1.45% Series II    $106.78           --                  --            --       (2.14)%
        All contract charges                            --          522             $61,123          1.22%         --
2015    Lowest contract charge 0.50% Series II     $133.11           --                  --            --       (3.10)%
        Highest contract charge 1.45% Series II    $109.11           --                  --            --       (4.03)%
        All contract charges                            --          450             $53,287          1.37%         --
2014    Lowest contract charge 0.50% Series II     $137.37           --                  --            --       (0.41)%
        Highest contract charge 1.45% Series II    $113.69           --                  --            --       (1.36)%
        All contract charges                            --          350             $42,920          1.50%         --
2013    Lowest contract charge 0.50% Series II     $137.93           --                  --            --       18.12%
        Highest contract charge 1.45% Series II    $115.26           --                  --            --       17.00%
        All contract charges                            --          256             $31,602          1.12%         --
2012    Lowest contract charge 0.50% Series II     $116.77           --                  --            --       14.68%
        Highest contract charge 1.45% Series II    $ 98.51           --                  --            --       13.57%
        All contract charges                            --          185             $19,463          1.50%         --
INVESCO V.I. MID CAP CORE EQUITY FUND
2016    Lowest contract charge 0.50% Series II     $152.42           --                  --            --       12.60%
        Highest contract charge 1.45% Series II    $126.91           --                  --            --       11.53%
        All contract charges                            --          119             $18,351          0.00%         --
2015    Lowest contract charge 0.50% Series II     $135.37           --                  --            --       (4.76)%
        Highest contract charge 1.45% Series II    $113.79           --                  --            --       (5.67)%
        All contract charges                            --          107             $14,794          0.11%         --
2014    Lowest contract charge 0.50% Series II     $142.13           --                  --            --        3.65%
        Highest contract charge 1.45% Series II    $120.63           --                  --            --        2.66%
        All contract charges                            --           99             $14,583          0.00%         --
2013    Lowest contract charge 0.50% Series II     $137.13           --                  --            --       27.82%
        Highest contract charge 1.34% Series II    $146.29           --                  --            --       26.75%
        All contract charges                            --           93             $13,303          0.54%         --
2012    Lowest contract charge 0.50% Series II     $117.72           --                  --            --       10.06%
        Highest contract charge 1.34% Series II    $115.42           --                  --            --        9.13%
        All contract charges                            --           85             $ 9,766          0.00%         --

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
INVESCO V.I. SMALL CAP EQUITY FUND
2016  Lowest contract charge 0.50% Series II          $175.78            --                 --            --        11.28%
      Highest contract charge 1.34% Series II         $190.35            --                 --            --        10.35%
      All contract charges                                 --            53           $  9,535          0.00%          --
2015  Lowest contract charge 0.50% Series II          $157.96            --                 --            --        (6.21)%
      Highest contract charge 1.34% Series II         $172.50            --                 --            --        (7.00)%
      All contract charges                                 --            52           $  8,732          0.00%          --
2014  Lowest contract charge 0.50% Series II          $168.42            --                 --            --         1.57%
      Highest contract charge 1.34% Series II         $185.49            --                 --            --         0.72%
      All contract charges                                 --            44           $  7,886          0.00%          --
2013  Lowest contract charge 0.70% Series II          $188.18            --                 --            --        36.13%
      Highest contract charge 1.34% Series II         $184.17            --                 --            --        35.24%
      All contract charges                                 --            43           $  7,508          0.00%          --
2012  Lowest contract charge 0.70% Series II          $138.24            --                 --            --        12.86%
      Highest contract charge 1.34% Series II         $136.18            --                 --            --        12.14%
      All contract charges                                 --            35           $  4,643          0.00%          --
IVY VIP ENERGY
2016  Lowest contract charge 0.40% Common Shares      $118.18            --                 --            --        34.02%
      Highest contract charge 1.45% Common Shares     $ 97.97            --                 --            --        32.61%
      All contract charges                                 --           483           $ 60,337          0.14%          --
2015  Lowest contract charge 0.40% Common Shares      $ 88.18            --                 --            --       (22.46)%
      Highest contract charge 1.45% Common Shares     $ 73.88            --                 --            --       (23.27)%
      All contract charges                                 --           416           $ 39,275          0.06%          --
2014  Lowest contract charge 0.40% Common Shares(b)   $113.72            --                 --            --       (10.92)%
      Highest contract charge 1.45% Common Shares     $ 96.29            --                 --            --       (11.86)%
      All contract charges                                 --           331           $ 40,891          0.00%          --
2013  Lowest contract charge 0.50% Common Shares      $132.33            --                 --            --        27.12%
      Highest contract charge 1.45% Common Shares     $109.25            --                 --            --        25.91%
      All contract charges                                 --           240           $ 33,769          0.00%          --
2012  Lowest contract charge 0.50% Common Shares      $ 104.1            --                 --            --         0.86%
      Highest contract charge 1.45% Common Shares     $ 86.77            --                 --            --        (0.10)%
      All contract charges                                 --           195           $ 21,721          0.00%          --
IVY VIP HIGH INCOME
2016  Lowest contract charge 0.50% Common Shares      $157.89            --                 --            --        15.60%
      Highest contract charge 1.45% Common Shares     $132.53            --                 --            --        14.51%
      All contract charges                                 --         1,293           $195,046          7.20%          --
2015  Lowest contract charge 0.50% Common Shares      $136.58            --                 --            --        (6.97)%
      Highest contract charge 1.45% Common Shares     $115.74            --                 --            --        (7.86)%
      All contract charges                                 --         1,240           $162,881          6.09%          --
2014  Lowest contract charge 0.50% Common Shares      $146.81            --                 --            --         1.40%
      Highest contract charge 1.45% Common Shares     $125.61            --                 --            --         0.42%
      All contract charges                                 --         1,158           $164,863          4.70%          --
2013  Lowest contract charge 0.50% Common Shares      $144.79            --                 --            --         9.95%
      Highest contract charge 1.45% Common Shares     $125.08            --                 --            --         8.90%
      All contract charges                                 --           949           $134,006          4.77%          --
2012  Lowest contract charge 0.50% Common Shares      $131.69            --                 --            --        18.04%
      Highest contract charge 1.45% Common Shares     $114.86            --                 --            --        16.92%
      All contract charges                                 --           683           $ 88,396          5.63%          --
IVY VIP MID CAP GROWTH
2016  Lowest contract charge 0.50% Common Shares      $139.94            --                 --            --         5.58%
      Highest contract charge 1.45% Common Shares     $132.58            --                 --            --         4.58%
      All contract charges                                 --           777           $104,334          0.00%          --
2015  Lowest contract charge 0.50% Common Shares      $132.54            --                 --            --        (6.25)%
      Highest contract charge 1.45% Common Shares     $126.77            --                 --            --        (7.15)%
      All contract charges                                 --           693           $ 88,707          0.00%          --

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
IVY VIP MID CAP GROWTH (CONTINUED)
2014  Lowest contract charge 0.50% Common Shares      $141.38            --                 --            --         7.33%
      Highest contract charge 1.45% Common Shares     $136.53            --                 --            --         6.31%
      All contract charges                                 --           579           $ 79,597          0.00%          --
2013  Lowest contract charge 0.50% Common Shares      $131.72            --                 --            --        29.29%
      Highest contract charge 1.45% Common Shares     $128.43            --                 --            --        28.06%
      All contract charges                                 --           490           $ 63,271          0.00%          --
2012  Lowest contract charge 0.50% Common Shares      $101.88            --                 --            --        12.99%
      Highest contract charge 1.45% Common Shares     $100.29            --                 --            --        11.91%
      All contract charges                                 --           273           $ 27,513          0.00%          --
IVY VIP SMALL CAP GROWTH
2016  Lowest contract charge 0.50% Common Shares      $157.62            --                 --            --         2.40%
      Highest contract charge 1.34% Common Shares     $118.75            --                 --            --         1.54%
      All contract charges                                 --           149           $ 19,347          0.00%          --
2015  Lowest contract charge 0.50% Common Shares      $153.92            --                 --            --         1.37%
      Highest contract charge 1.45% Common Shares     $116.35            --                 --            --         0.41%
      All contract charges                                 --           158           $ 19,869          0.00%          --
2014  Lowest contract charge 0.50% Common Shares      $151.84            --                 --            --         1.09%
      Highest contract charge 1.45% Common Shares     $115.88            --                 --            --         0.12%
      All contract charges                                 --            83           $ 10,910          0.00%          --
2013  Lowest contract charge 0.50% Common Shares      $ 150.2            --                 --            --        42.64%
      Highest contract charge 1.34% Common Shares     $116.08            --                 --            --        41.44%
      All contract charges                                 --            79           $ 10,227          0.00%          --
2012  Lowest contract charge 0.50% Common Shares      $ 83.22            --                 --            --         4.64%
      Highest contract charge 1.45% Common Shares     $ 81.92            --                 --            --         3.64%
      All contract charges                                 --            60           $  5,527          0.00%          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2016  Lowest contract charge 0.50% Service Shares     $100.38            --                 --            --        20.17%
      Highest contract charge 1.45% Service Shares    $ 84.72            --                 --            --        19.04%
      All contract charges                                 --         1,732           $166,160          1.10%          --
2015  Lowest contract charge 0.50% Service Shares     $ 83.53            --                 --            --       (20.46)%
      Highest contract charge 1.45% Service Shares    $ 71.17            --                 --            --       (21.22)%
      All contract charges                                 --         1,581           $126,865          1.21%          --
2014  Lowest contract charge 0.50% Service Shares     $105.01            --                 --            --        (5.11)%
      Highest contract charge 1.45% Service Shares    $ 90.34            --                 --            --        (6.02)%
      All contract charges                                 --         1,299           $132,088          1.81%          --
2013  Lowest contract charge 0.50% Service Shares     $110.67            --                 --            --        (1.73)%
      Highest contract charge 1.45% Service Shares    $ 96.13            --                 --            --        (2.67)%
      All contract charges                                 --         1,075           $116,148          1.54%          --
2012  Lowest contract charge 0.50% Service Shares     $112.62            --                 --            --        21.44%
      Highest contract charge 1.45% Service Shares    $ 98.77            --                 --            --        20.28%
      All contract charges                                 --           827           $ 91,646          1.97%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
2016  Lowest contract charge 0.00% Service Class      $101.46            --                 --            --         3.84%
      Highest contract charge 1.45% Service Class     $140.10            --                 --            --         2.34%
      All contract charges                                 --         1,808           $296,022          1.18%          --
2015  Lowest contract charge 0.00% Service Class(h)   $ 97.71            --                 --            --        (1.74)%
      Highest contract charge 1.45% Service Class     $136.90            --                 --            --         4.78%
      All contract charges                                 --         1,439           $230,009          1.83%          --
2014  Lowest contract charge 0.50% Service Class      $153.41            --                 --            --         0.63%
      Highest contract charge 1.45% Service Class     $130.66            --                 --            --        (0.33)%
      All contract charges                                 --         1,100           $167,974          1.88%          --
2013  Lowest contract charge 0.50% Service Class      $152.45            --                 --            --        26.99%
      Highest contract charge 1.45% Service Class     $131.09            --                 --            --        25.78%
      All contract charges                                 --           817           $125,058          1.45%          --
2012  Lowest contract charge 0.50% Service Class      $120.05            --                 --            --        15.36%
      Highest contract charge 1.45% Service Class     $104.22            --                 --            --        14.25%
      All contract charges                                 --           507           $ 61,848          1.50%          --

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------
                                                                     UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                          UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                          ---------- ----------------- ----------------- ------------- --------
MFS(R) INVESTORS TRUST SERIES
2016    Lowest contract charge 0.50% Service Class         $181.90           --                  --            --         7.78%
        Highest contract charge 1.34% Service Class        $193.99           --                  --            --         6.87%
        All contract charges                                    --           72             $13,353          0.58%          --
2015    Lowest contract charge 0.50% Service Class         $168.77           --                  --            --        (0.55)%
        Highest contract charge 1.34% Service Class        $181.52           --                  --            --        (1.39)%
        All contract charges                                    --           68             $12,058          0.68%          --
2014    Lowest contract charge 0.50% Service Class         $ 169.7           --                  --            --        10.16%
        Highest contract charge 1.34% Service Class        $184.08           --                  --            --         9.23%
        All contract charges                                    --           68             $12,152          0.78%          --
2013    Lowest contract charge 0.90% Service Class         $171.04           --                  --            --        30.55%
        Highest contract charge 1.34% Service Class        $168.53           --                  --            --        29.98%
        All contract charges                                    --           66             $10,673          0.97%          --
2012    Lowest contract charge 0.90% Service Class         $131.01           --                  --            --        17.76%
        Highest contract charge 1.34% Service Class        $129.66           --                  --            --        17.23%
        All contract charges                                    --           50             $ 6,232          0.82%          --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(F)
2016    Lowest contract charge 0.50% Service Class         $206.42           --                  --            --         5.31%
        Highest contract charge 1.34% Service Class        $195.65           --                  --            --         4.43%
        All contract charges                                    --           69             $13,609          0.40%          --
2015    Lowest contract charge 0.50% Service Class(e)      $196.01           --                  --            --        (2.00)%
        Highest contract charge 1.34% Service Class(e)     $187.35           --                  --            --        (2.64)%
        All contract charges                                    --           55             $10,568          0.46%          --
MFS(R) TECHNOLOGY PORTFOLIO
2016    Lowest contract charge 0.50% Service Class         $238.34           --                  --            --         7.85%
        Highest contract charge 1.45% Service Class        $175.04           --                  --            --         6.82%
        All contract charges                                    --          329             $74,586          0.00%          --
2015    Lowest contract charge 0.50% Service Class         $221.00           --                  --            --         9.98%
        Highest contract charge 1.45% Service Class        $163.86           --                  --            --         8.93%
        All contract charges                                    --          269             $57,341          0.00%          --
2014    Lowest contract charge 0.50% Service Class         $200.94           --                  --            --         9.85%
        Highest contract charge 1.45% Service Class        $150.43           --                  --            --         8.80%
        All contract charges                                    --          206             $40,388          0.00%          --
2013    Lowest contract charge 0.50% Service Class         $182.92           --                  --            --        34.05%
        Highest contract charge 1.45% Service Class        $138.26           --                  --            --        32.76%
        All contract charges                                    --          170             $30,430          0.00%          --
2012    Lowest contract charge 0.50% Service Class         $136.46           --                  --            --        13.69%
        Highest contract charge 1.45% Service Class        $104.14           --                  --            --        12.61%
        All contract charges                                    --          137             $18,531          0.00%          --
MFS(R) UTILITIES SERIES
2016    Lowest contract charge 0.40% Service Class         $131.36           --                  --            --        10.79%
        Highest contract charge 1.45% Service Class        $128.04           --                  --            --         9.62%
        All contract charges                                    --          610             $96,899          3.70%          --
2015    Lowest contract charge 0.40% Service Class         $118.57           --                  --            --       (15.09)%
        Highest contract charge 1.45% Service Class        $116.80           --                  --            --       (16.00)%
        All contract charges                                    --          598             $86,414          4.03%          --
2014    Lowest contract charge 0.40% Service Class         $139.65           --                  --            --        12.02%
        Highest contract charge 1.45% Service Class        $139.04           --                  --            --        10.84%
        All contract charges                                    --          577             $99,267          2.00%          --
2013    Lowest contract charge 0.40% Service Class         $124.67           --                  --            --        19.74%
        Highest contract charge 1.45% Service Class        $125.44           --                  --            --        18.46%
        All contract charges                                    --          429             $66,413          2.24%          --
2012    Lowest contract charge 0.40% Service Class(b)      $104.12           --                  --            --         3.92%
        Highest contract charge 1.45% Service Class        $105.89           --                  --            --        11.57%
        All contract charges                                    --          316             $41,304          6.82%          --

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY
2016  Lowest contract charge 0.70% Class A      $137.60            --                 --            --        2.72%
      Highest contract charge 1.45% Class A     $115.17            --                 --            --        1.95%
      All contract charges                           --         3,933           $533,772          0.53%         --
2015  Lowest contract charge 0.70% Class A      $133.96            --                 --            --        3.26%
      Highest contract charge 1.45% Class A     $112.97            --                 --            --        2.48%
      All contract charges                           --         4,332           $573,539          0.16%         --
2014  Lowest contract charge 0.70% Class A      $129.73            --                 --            --        9.89%
      Highest contract charge 1.45% Class A     $110.24            --                 --            --        9.06%
      All contract charges                           --         4,724           $606,822          0.10%         --
2013  Lowest contract charge 0.70% Class A      $118.05            --                 --            --       36.24%
      Highest contract charge 1.45% Class A     $101.08            --                 --            --       35.21%
      All contract charges                           --         5,230           $612,296          0.11%         --
2012  Lowest contract charge 0.50% Class A      $106.13            --                 --            --       13.64%
      Highest contract charge 1.45% Class A     $ 74.76            --                 --            --       12.56%
      All contract charges                           --         5,853           $503,519          0.23%         --
MULTIMANAGER AGGRESSIVE EQUITY
2016  Lowest contract charge 0.50% Class B      $127.29            --                 --            --        2.93%
      Highest contract charge 1.30% Class B     $154.63            --                 --            --        2.11%
      All contract charges                           --           179           $ 21,680          0.53%         --
2015  Lowest contract charge 0.50% Class B      $123.67            --                 --            --        3.46%
      Highest contract charge 1.30% Class B     $151.43            --                 --            --        2.65%
      All contract charges                           --           203           $ 24,139          0.16%         --
2014  Lowest contract charge 0.50% Class B      $119.53            --                 --            --       10.12%
      Highest contract charge 1.30% Class B     $147.52            --                 --            --        9.24%
      All contract charges                           --           222           $ 25,616          0.10%         --
2013  Lowest contract charge 0.50% Class B      $108.55            --                 --            --       36.46%
      Highest contract charge 1.30% Class B     $135.04            --                 --            --       35.38%
      All contract charges                           --           248           $ 26,270          0.11%         --
2012  Lowest contract charge 0.50% Class B      $ 79.55            --                 --            --       13.64%
      Highest contract charge 1.30% Class B     $ 99.75            --                 --            --       12.74%
      All contract charges                           --           268           $ 20,873          0.23%         --
MULTIMANAGER CORE BOND
2016  Lowest contract charge 0.40% Class B      $104.09            --                 --            --        2.23%
      Highest contract charge 1.45% Class B     $143.91            --                 --            --        1.16%
      All contract charges                           --           794           $116,522          2.08%         --
2015  Lowest contract charge 0.40% Class B      $101.82            --                 --            --       (0.26)%
      Highest contract charge 1.45% Class B     $142.26            --                 --            --       (1.32)%
      All contract charges                           --           833           $120,425          1.92%         --
2014  Lowest contract charge 0.40% Class B      $102.09            --                 --            --        3.33%
      Highest contract charge 1.45% Class B     $144.17            --                 --            --        2.24%
      All contract charges                           --           877           $128,120          2.06%         --
2013  Lowest contract charge 0.40% Class B      $ 98.80            --                 --            --       (2.75)%
      Highest contract charge 1.45% Class B     $141.01            --                 --            --       (3.77)%
      All contract charges                           --           946           $134,945          1.53%         --
2012  Lowest contract charge 0.40% Class B(b)   $101.59            --                 --            --        1.52%
      Highest contract charge 1.45% Class B     $146.53            --                 --            --        3.94%
      All contract charges                           --           985           $145,634          2.08%         --
MULTIMANAGER MID CAP GROWTH
2016  Lowest contract charge 0.50% Class B      $202.57            --                 --            --        6.25%
      Highest contract charge 1.45% Class B     $175.41            --                 --            --        5.23%
      All contract charges                           --           386           $ 69,549          0.10%         --
2015  Lowest contract charge 0.50% Class B      $190.66            --                 --            --       (2.01)%
      Highest contract charge 1.45% Class B     $166.69            --                 --            --       (2.95)%
      All contract charges                           --           426           $ 72,928          0.00%         --
2014  Lowest contract charge 0.50% Class B      $194.58            --                 --            --        4.34%
      Highest contract charge 1.45% Class B     $171.76            --                 --            --        3.35%
      All contract charges                           --           445           $ 78,682          0.00%         --

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
2013  Lowest contract charge 0.70% Class B          $182.04           --                  --            --       39.20%
      Highest contract charge 1.45% Class B         $166.20           --                  --            --       38.13%
      All contract charges                               --          489            $ 83,389          0.00%         --
2012  Lowest contract charge 0.70% Class B          $130.78           --                  --            --       14.64%
      Highest contract charge 1.45% Class B         $120.32           --                  --            --       13.78%
      All contract charges                               --          511            $ 62,998          0.00%         --
MULTIMANAGER MID CAP VALUE
2016  Lowest contract charge 0.40% Class B          $167.95           --                  --            --       18.61%
      Highest contract charge 1.45% Class B         $221.12           --                  --            --       17.35%
      All contract charges                               --          254            $ 57,175          1.03%         --
2015  Lowest contract charge 0.40% Class B          $141.60           --                  --            --       (5.93)%
      Highest contract charge 1.45% Class B         $188.42           --                  --            --       (6.92)%
      All contract charges                               --          281            $ 53,666          0.67%         --
2014  Lowest contract charge 0.40% Class B(b)       $150.53           --                  --            --        4.92%
      Highest contract charge 1.45% Class B         $202.43           --                  --            --        3.82%
      All contract charges                               --          314            $ 64,158          0.43%         --
2013  Lowest contract charge 0.50% Class B          $218.80           --                  --            --       34.92%
      Highest contract charge 1.45% Class B         $194.99           --                  --            --       33.63%
      All contract charges                               --          355            $ 69,948          0.36%         --
2012  Lowest contract charge 0.50% Class B          $162.17           --                  --            --       14.24%
      Highest contract charge 1.45% Class B         $145.92           --                  --            --       13.14%
      All contract charges                               --          386            $ 56,917          0.36%         --
MULTIMANAGER TECHNOLOGY
2016  Lowest contract charge 0.50% Class B          $236.30           --                  --            --        8.40%
      Highest contract charge 1.45% Class B         $204.62           --                  --            --        7.37%
      All contract charges                               --          689            $144,841          0.01%         --
2015  Lowest contract charge 0.50% Class B          $217.98           --                  --            --        5.76%
      Highest contract charge 1.45% Class B         $190.58           --                  --            --        4.75%
      All contract charges                               --          763            $148,717          0.00%         --
2014  Lowest contract charge 0.50% Class B          $206.11           --                  --            --       12.98%
      Highest contract charge 1.45% Class B         $181.93           --                  --            --       11.90%
      All contract charges                               --          799            $148,438          0.00%         --
2013  Lowest contract charge 0.50% Class B          $182.43           --                  --            --       34.91%
      Highest contract charge 1.45% Class B         $162.58           --                  --            --       33.62%
      All contract charges                               --          829            $137,447          0.00%         --
2012  Lowest contract charge 0.50% Class B          $135.22           --                  --            --       12.86%
      Highest contract charge 1.45% Class B         $121.67           --                  --            --       11.78%
      All contract charges                               --          919            $113,684          0.00%         --
OPPENHEIMER MAIN STREET FUND(R)/VA
2016  Lowest contract charge 0.50% Service Class    $200.86           --                  --            --       10.75%
      Highest contract charge 1.20% Service Class   $191.59           --                  --            --        9.96%
      All contract charges                               --           21            $  4,187          0.85%         --
2015  Lowest contract charge 0.50% Service Class    $181.37           --                  --            --        2.59%
      Highest contract charge 1.20% Service Class   $174.23           --                  --            --        1.87%
      All contract charges                               --           15            $  2,773          0.65%         --
2014  Lowest contract charge 0.50% Service Class    $176.79           --                  --            --        9.85%
      Highest contract charge 1.20% Service Class   $171.03           --                  --            --        9.08%
      All contract charges                               --           12            $  2,046          0.55%         --
2013  Lowest contract charge 0.50% Service Class    $160.94           --                  --            --       30.78%
      Highest contract charge 1.20% Service Class   $156.80           --                  --            --       29.87%
      All contract charges                               --            7            $  1,126          0.86%         --
2012  Lowest contract charge 0.50% Service Class    $123.06           --                  --            --       16.02%
      Highest contract charge 1.20% Service Class   $120.74           --                  --            --       15.20%
      All contract charges                               --            4            $    521          0.60%         --

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2016  Lowest contract charge 0.00% Advisor Class      $ 87.28           --                  --            --        14.87%
      Highest contract charge 1.20% Advisor Class     $ 65.90           --                  --            --        13.50%
      All contract charges                                 --          106             $ 7,011          1.03%          --
2015  Lowest contract charge 0.00% Advisor Class(h)   $ 75.98           --                  --            --       (23.02)%
      Highest contract charge 1.20% Advisor Class     $ 58.06           --                  --            --       (26.55)%
      All contract charges                                 --           89             $ 5,188          4.14%          --
2014  Lowest contract charge 0.50% Advisor Class      $ 81.72           --                  --            --       (19.15)%
      Highest contract charge 1.20% Advisor Class     $ 79.05           --                  --            --       (19.72)%
      All contract charges                                 --           68             $ 5,384          0.27%          --
2013  Lowest contract charge 0.50% Advisor Class      $101.07           --                  --            --       (15.14)%
      Highest contract charge 1.20% Advisor Class     $ 98.47           --                  --            --       (15.74)%
      All contract charges                                 --           48             $ 4,781          1.55%          --
2012  Lowest contract charge 0.50% Advisor Class      $119.10           --                  --            --         4.59%
      Highest contract charge 1.20% Advisor Class     $116.86           --                  --            --         3.86%
      All contract charges                                 --           31             $ 3,633          2.52%          --
TARGET 2015 ALLOCATION
2016  Lowest contract charge 0.40% Class B(b)         $123.50           --                  --            --         5.21%
      Highest contract charge 1.34% Class B           $123.24           --                  --            --         4.22%
      All contract charges                                 --          180             $22,285          1.42%          --
2015  Lowest contract charge 0.50% Class B            $127.97           --                  --            --        (2.40)%
      Highest contract charge 1.34% Class B           $118.25           --                  --            --        (3.22)%
      All contract charges                                 --          194             $22,954          1.16%          --
2014  Lowest contract charge 0.50% Class B            $131.12           --                  --            --         2.45%
      Highest contract charge 1.34% Class B           $122.19           --                  --            --         1.58%
      All contract charges                                 --          204             $24,803          1.19%          --
2013  Lowest contract charge 0.50% Class B            $127.99           --                  --            --        13.50%
      Highest contract charge 1.35% Class B           $120.20           --                  --            --        12.53%
      All contract charges                                 --          211             $25,198          1.39%          --
2012  Lowest contract charge 0.50% Class B            $112.77           --                  --            --        10.31%
      Highest contract charge 1.35% Class B           $106.82           --                  --            --         9.37%
      All contract charges                                 --          208             $22,217          1.35%          --
TARGET 2025 ALLOCATION
2016  Lowest contract charge 0.40% Class B            $132.80           --                  --            --         6.99%
      Highest contract charge 1.45% Class B           $128.41           --                  --            --         5.87%
      All contract charges                                 --          461             $60,164          1.50%          --
2015  Lowest contract charge 0.40% Class B(b)         $124.12           --                  --            --        (2.44)%
      Highest contract charge 1.45% Class B           $121.29           --                  --            --        (3.46)%
      All contract charges                                 --          437             $53,745          1.28%          --
2014  Lowest contract charge 0.50% Class B            $136.08           --                  --            --         3.51%
      Highest contract charge 1.45% Class B           $125.64           --                  --            --         2.52%
      All contract charges                                 --          405             $51,648          1.31%          --
2013  Lowest contract charge 0.50% Class B            $131.46           --                  --            --        18.51%
      Highest contract charge 1.45% Class B           $122.55           --                  --            --        17.37%
      All contract charges                                 --          367             $45,631          1.35%          --
2012  Lowest contract charge 0.50% Class B            $110.93           --                  --            --        12.28%
      Highest contract charge 1.45% Class B           $104.41           --                  --            --        11.22%
      All contract charges                                 --          333             $34,948          1.44%          --
TARGET 2035 ALLOCATION
2016  Lowest contract charge 0.40% Class B            $138.06           --                  --            --         7.59%
      Highest contract charge 1.45% Class B           $131.83           --                  --            --         6.47%
      All contract charges                                 --          450             $60,682          1.48%          --
2015  Lowest contract charge 0.40% Class B            $128.32           --                  --            --        (2.42)%
      Highest contract charge 1.45% Class B           $123.82           --                  --            --        (3.45)%
      All contract charges                                 --          411             $51,693          1.33%          --
2014  Lowest contract charge 0.40% Class B(b)         $131.50           --                  --            --         4.07%
      Highest contract charge 1.45% Class B           $128.25           --                  --            --         2.97%
      All contract charges                                 --          370             $47,918          1.35%          --

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------
                                                               UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                    ---------- ----------------- ----------------- ------------- --------
TARGET 2035 ALLOCATION (CONTINUED)
2013  Lowest contract charge 0.50% Class B           $133.60           --                  --            --        21.64%
      Highest contract charge 1.45% Class B          $124.55           --                  --            --        20.49%
      All contract charges                                --          333             $41,685          1.35%          --
2012  Lowest contract charge 0.50% Class B           $109.83           --                  --            --        13.54%
      Highest contract charge 1.45% Class B          $103.37           --                  --            --        12.46%
      All contract charges                                --          295             $30,826          1.51%          --
TARGET 2045 ALLOCATION
2016  Lowest contract charge 0.40% Class B           $142.86           --                  --            --         8.25%
      Highest contract charge 1.45% Class B          $133.38           --                  --            --         7.12%
      All contract charges                                --          382             $52,165          1.47%          --
2015  Lowest contract charge 0.40% Class B           $131.97           --                  --            --        (2.71)%
      Highest contract charge 1.45% Class B          $124.52           --                  --            --        (3.64)%
      All contract charges                                --          340             $43,122          1.38%          --
2014  Lowest contract charge 0.40% Class B(b)        $135.64           --                  --            --         4.36%
      Highest contract charge 1.45% Class B          $129.23           --                  --            --         3.26%
      All contract charges                                --          287             $37,869          1.42%          --
2013  Lowest contract charge 0.70% Class B           $132.29           --                  --            --        24.34%
      Highest contract charge 1.45% Class B          $125.15           --                  --            --        23.41%
      All contract charges                                --          245             $30,986          1.35%          --
2012  Lowest contract charge 0.70% Class B           $106.39           --                  --            --        14.62%
      Highest contract charge 1.45% Class B          $101.41           --                  --            --        13.75%
      All contract charges                                --          213             $21,756          1.59%          --
TARGET 2055 ALLOCATION
2016  Lowest contract charge 0.50% Class B           $100.19           --                  --            --         8.96%
      Highest contract charge 1.34% Class B          $ 98.81           --                  --            --         8.04%
      All contract charges                                --           32             $ 3,226          2.17%          --
2015  Lowest contract charge 0.50% Class B(g)        $ 91.95           --                  --            --        (6.99)%
      Highest contract charge 1.34% Class B(g)       $ 91.46           --                  --            --        (7.46)%
      All contract charges                                --            6             $   538          3.16%          --
TEMPLETON GLOBAL BOND VIP FUND
2016  Lowest contract charge 0.50% Class 2           $118.26           --                  --            --         2.43%
      Highest contract charge 1.20% Class 2          $112.80           --                  --            --         1.70%
      All contract charges                                --          502             $56,677          0.00%          --
2015  Lowest contract charge 0.50% Class 2           $115.46           --                  --            --        (4.78)%
      Highest contract charge 1.20% Class 2          $110.91           --                  --            --        (5.45)%
      All contract charges                                --          427             $47,351          7.80%          --
2014  Lowest contract charge 0.50% Class 2           $121.26           --                  --            --         1.33%
      Highest contract charge 1.20% Class 2          $117.30           --                  --            --         0.61%
      All contract charges                                --          328             $38,426          4.98%          --
2013  Lowest contract charge 0.50% Class 2           $119.67           --                  --            --         1.12%
      Highest contract charge 1.20% Class 2          $116.59           --                  --            --         0.40%
      All contract charges                                --          232             $27,077          4.73%          --
2012  Lowest contract charge 0.50% Class 2           $118.35           --                  --            --        14.49%
      Highest contract charge 1.20% Class 2          $116.12           --                  --            --        13.69%
      All contract charges                                --          135             $15,647          6.09%          --
VANECK VIP GLOBAL HARD ASSETS FUND
2016  Lowest contract charge 0.50% Class S Shares    $ 71.01           --                  --            --        42.70%
      Highest contract charge 1.45% Class S Shares   $ 67.27           --                  --            --        41.35%
      All contract charges                                --          380             $25,817          0.37%          --
2015  Lowest contract charge 0.50% Class S Shares    $ 49.76           --                  --            --       (33.96)%
      Highest contract charge 1.45% Class S Shares   $ 47.59           --                  --            --       (34.59)%
      All contract charges                                --          318             $15,253          0.03%          --
2014  Lowest contract charge 0.50% Class S Shares    $ 75.35           --                  --            --       (19.75)%
      Highest contract charge 1.45% Class S Shares   $ 72.76           --                  --            --       (20.52)%
      All contract charges                                --          249             $18,317          0.00%          --

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2016

8. Financial Highlights (Concluded)

                                                                          YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------
                                                               UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                    ---------- ----------------- ----------------- ------------- --------
VANECK VIP GLOBAL HARD ASSETS FUND (CONTINUED)
2013  Lowest contract charge 0.50% Class S Shares     $93.89           --                  --            --        9.75%
      Highest contract charge 1.34% Class S Shares    $91.81           --                  --            --        8.82%
      All contract charges                                --          202             $18,656          0.46%         --
2012  Lowest contract charge 0.50% Class S Shares     $85.55           --                  --            --        2.59%
      Highest contract charge 1.34% Class S Shares    $84.37           --                  --            --        1.72%
      All contract charges                                --          164             $13,909          0.00%         --

   ----------
  (a)Units were made available on June 8, 2012.
  (b)Units were made available on August 17, 2012
  (c)Units were made available on May 20, 2013.
  (d)Units were made available on June 13, 2014.
  (e)Units were made available on March 27, 2015.
  (f)MFS(R) Massachusetts Investors Growth Stock Series replaced MFS(R) Investors Growth Stock Portfolio due to a fund merger on March 27, 2015.
  (g)Units were made available on May 26, 2015.
  (h)Units were made available on June 19, 2015.
  (i)Units were made available on January 25, 2016.

  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2016 through the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

   The following Variable Investment Options will be involved in a planned merger effective on or about May 19, 2017, subject to regulatory and shareholder approvals. If approved, on the date of the scheduled merger, interests in certain Variable Investment Options (the "Surviving Options") will replace interests in the current investment options (the "Removed Options"), as listed in the table below.

----------------------------------------------------------------
 REMOVED OPTIONS                    SURVIVING OPTIONS
----------------------------------------------------------------
All Asset Aggressive-Alt 25         All Asset Growth-Alt 20
AXA/Pacific Global Small Cap Value  AXA/Horizon Small Cap Value
Charter/SM/ International Moderate  Charter/SM/ Moderate
Charter/SM/ Real Assets             EQ/PIMCO Global Real Return
----------------------------------------------------------------

                                    FSA-153

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm........................................  F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2016 and 2015......................................  F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31, 2016, 2015 and 2014.....  F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2016, 2015
   and 2014....................................................................................  F-4
  Consolidated Statements of Equity, Years Ended December 31, 2016, 2015 and 2014..............  F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2016, 2015 and 2014..........  F-6
  Notes to Consolidated Financial Statements
   Note 1 -- Organization......................................................................  F-8
   Note 2 -- Significant Accounting Policies...................................................  F-8
   Note 3 -- Investments....................................................................... F-23
   Note 4 -- Goodwill and Other Intangible Assets.............................................. F-42
   Note 5 -- Closed Block...................................................................... F-43
   Note 6 -- Contractholder Bonus Interest Credits and Deferred Acquisition Cost............... F-44
   Note 7 -- Fair Value Disclosures............................................................ F-44
   Note 8 -- GMDB, GMIB, GIB, GWBL and Other Features and No Lapse Guarantee Features.......... F-56
   Note 9 -- Reinsurance Agreements............................................................ F-59
   Note 10 -- Short-Term Debt.................................................................. F-61
   Note 11 -- Related Party Transactions....................................................... F-61
   Note 12 -- Employee Benefit Plans........................................................... F-63
   Note 13 -- Share-Based and Other Compensation Programs...................................... F-67
   Note 14 -- Income Taxes..................................................................... F-73
   Note 15 -- Accumulated Other Comprehensive Income (Loss).................................... F-75
   Note 16 -- Commitments and Contingent Liabilities........................................... F-76
   Note 17 -- Litigation....................................................................... F-78
   Note 18 -- Insurance Group Statutory Financial Information.................................. F-79
   Note 19 -- Business Segment Information..................................................... F-80
   Note 20 -- Quarterly Results of Operations (Unaudited)...................................... F-81

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), comprehensive income (loss), equity and cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2016 and December 31, 2015, and the results of their operations and their cash flows for each of the three years in the period ended
December 31, 2016 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 24, 2017

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2016 AND 2015

                                                                2016       2015
                                                             ---------- ----------
                                                                 (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair value
   (amortized cost of $32,123 and $31,201).................. $   32,570 $   31,893
  Mortgage loans on real estate (net of valuation
   allowances of $8 and $6).................................      9,757      7,171
  Policy loans..............................................      3,361      3,393
  Other equity investments..................................      1,408      1,477
  Trading securities, at fair value.........................      9,134      6,805
  Other invested assets.....................................      2,186      1,788
                                                             ---------- ----------
   Total investments........................................     58,416     52,527
Cash and cash equivalents...................................      2,950      3,028
Cash and securities segregated, at fair value...............        946        565
Broker-dealer related receivables...........................      2,100      1,971
Securities purchased under agreements to resell.............         --         79
Deferred policy acquisition costs...........................      4,301      4,469
Goodwill and other intangible assets, net...................      3,741      3,733
Amounts due from reinsurers.................................      4,635      4,466
Loans to affiliates.........................................        703      1,087
Guaranteed minimum income benefit reinsurance asset, at
  fair value................................................     10,309     10,570
Other assets................................................      4,260      4,634
Separate Accounts' assets...................................    111,403    107,497
                                                             ---------- ----------

TOTAL ASSETS................................................ $  203,764 $  194,626
                                                             ========== ==========

LIABILITIES
Policyholders' account balances............................. $   38,782 $   33,033
Future policy benefits and other policyholders liabilities..     25,358     24,531
Broker-dealer related payables..............................        484        404
Securities sold under agreements to repurchase..............      1,996      1,890
Customers related payables..................................      2,360      1,715
Amounts due to reinsurers...................................        125        131
Short-term debt.............................................        513        584
Current and deferred income taxes...........................      3,816      4,647
Other liabilities...........................................      2,108      2,586
Separate Accounts' liabilities..............................    111,403    107,497
                                                             ---------- ----------
   Total liabilities........................................    186,945    177,018
                                                             ---------- ----------
Redeemable Noncontrolling Interest.......................... $      403 $       13
                                                             ---------- ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11,
12, 13, 16 and 17)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding....................... $        2 $        2
  Capital in excess of par value............................      5,339      5,321
  Retained earnings.........................................      7,983      8,958
  Accumulated other comprehensive income (loss).............          7        228
                                                             ---------- ----------
   Total AXA Equitable's equity.............................     13,331     14,509
                                                             ---------- ----------
Noncontrolling interest.....................................      3,085      3,086
                                                             ---------- ----------
   Total equity.............................................     16,416     17,595
                                                             ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST
  AND EQUITY................................................ $  203,764 $  194,626
                                                             ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                                                   2016      2015      2014
                                                                                 --------  --------  --------
                                                                                         (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income.................... $  3,423  $  3,208  $  3,115
Premiums........................................................................      880       854       874
Net investment income (loss):
  Investment income (loss) from derivative instruments..........................     (462)      (81)    1,605
  Other investment income (loss)................................................    2,318     2,057     2,210
                                                                                 --------  --------  --------
   Total net investment income (loss)...........................................    1,856     1,976     3,815
                                                                                 --------  --------  --------
Investment gains (losses), net:
  Total other-than-temporary impairment losses..................................      (65)      (41)      (72)
  Portion of loss recognized in other comprehensive income (loss)...............       --        --        --
                                                                                 --------  --------  --------
   Net impairment losses recognized.............................................      (65)      (41)      (72)
  Other investment gains (losses), net..........................................       81        21        14
                                                                                 --------  --------  --------
     Total investment gains (losses), net.......................................       16       (20)      (58)
                                                                                 --------  --------  --------
Commissions, fees and other income..............................................    3,791     3,942     3,930
Increase (decrease) in the fair value of the reinsurance contract asset.........     (261)     (141)    3,964
                                                                                 --------  --------  --------
     Total revenues.............................................................    9,705     9,819    15,640
                                                                                 --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.........................................................    2,893     2,799     3,708
Interest credited to policyholders' account balances............................    1,555       978     1,186
Compensation and benefits.......................................................    1,723     1,783     1,739
Commissions.....................................................................    1,095     1,111     1,147
Distribution related payments...................................................      372       394       413
Interest expense................................................................       16        20        53
Amortization of deferred policy acquisition costs, net..........................      162      (331)     (413)
Other operating costs and expenses..............................................    1,458     1,415     1,692
                                                                                 --------  --------  --------
     Total benefits and other deductions........................................    9,274     8,169     9,525
                                                                                 --------  --------  --------
Earnings (loss) from operations, before income taxes............................      431     1,650     6,115
Income tax (expense) benefit....................................................      113      (186)   (1,695)
                                                                                 --------  --------  --------

Net earnings (loss).............................................................      544     1,464     4,420
  Less: net (earnings) loss attributable to the noncontrolling interest.........     (469)     (403)     (387)
                                                                                 --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable............................... $     75  $  1,061  $  4,033
                                                                                 ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                                                   2016     2015      2014
                                                                                 -------  --------  --------
                                                                                        (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................................................. $   544  $  1,464  $  4,420
                                                                                 -------  --------  --------

Other comprehensive income (loss) net of income taxes:
   Foreign currency translation adjustment......................................     (18)      (25)      (21)
   Change in unrealized gains (losses), net of reclassification adjustment......    (217)     (881)      969
   Changes in defined benefit plan related items not yet recognized in periodic
     benefit cost, net of reclassification adjustment...........................      (3)       (4)      (23)
                                                                                 -------  --------  --------
Total other comprehensive income (loss), net of income taxes....................    (238)     (910)      925
                                                                                 -------  --------  --------

Comprehensive income (loss).....................................................     306       554     5,345

  Less: Comprehensive (income) loss attributable to noncontrolling interest.....    (452)     (388)     (358)
                                                                                 -------  --------  --------

Comprehensive Income (Loss) Attributable to AXA Equitable....................... $  (146) $    166  $  4,987
                                                                                 =======  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                                                    2016       2015       2014
                                                                                 ---------  ---------  ---------
                                                                                          (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
  Common stock, at par value, beginning and end of year......................... $       2  $       2  $       2
                                                                                 ---------  ---------  ---------

  Capital in excess of par value, beginning of year.............................     5,321      5,957      5,934
  Deferred tax on dividend of AB Units..........................................        --        (35)       (26)
  Non cash capital contribution from AXA Financial (See Note 12)................        --        137         --
  Transfer of unrecognized net actuarial loss of the AXA Equitable Qualified
   Pension Plan to AXA Financial (see Note 15)..................................        --       (772)        --
  Changes in capital in excess of par value.....................................        18         34         49
                                                                                 ---------  ---------  ---------
  Capital in excess of par value, end of year...................................     5,339      5,321      5,957
                                                                                 ---------  ---------  ---------

  Retained earnings, beginning of year..........................................     8,958      8,809      5,205
  Net earnings (loss)...........................................................        75      1,061      4,033
  Shareholder dividends.........................................................    (1,050)      (912)      (429)
                                                                                 ---------  ---------  ---------
  Retained earnings, end of year................................................     7,983      8,958      8,809
                                                                                 ---------  ---------  ---------

  Accumulated other comprehensive income (loss), beginning of year..............       228        351       (603)
  Transfer of unrecognized net actuarial loss of the AXA Equitable Qualified
   Pension Plan to AXA Financial (see Note 15)..................................        --        772         --
  Other comprehensive income (loss).............................................      (221)      (895)       954
                                                                                 ---------  ---------  ---------
  Accumulated other comprehensive income (loss), end of year....................         7        228        351
                                                                                 ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR....................................    13,331     14,509     15,119
                                                                                 ---------  ---------  ---------

  Noncontrolling interest, beginning of year....................................     3,086      2,989      2,903
  Repurchase of AB Holding units................................................      (168)      (154)       (62)
  Net earnings (loss) attributable to noncontrolling interest...................       464        403        387
  Dividends paid to noncontrolling interest.....................................      (384)      (414)      (401)
  Dividend of AB Units by AXA Equitable to AXA Financial........................        --        145         48
  Other comprehensive income (loss) attributable to noncontrolling interest.....       (17)       (15)       (29)
  Other changes in noncontrolling interest......................................       104        132        143
                                                                                 ---------  ---------  ---------

     Noncontrolling interest, end of year.......................................     3,085      3,086      2,989
                                                                                 ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR....................................................... $  16,416  $  17,595  $  18,108
                                                                                 =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                                                     2016       2015       2014
                                                                                  ---------  ---------  ---------
                                                                                           (IN MILLIONS)
Net earnings (loss).............................................................. $     544  $   1,464  $   4,420
  Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
   Interest credited to policyholders' account balances..........................     1,555        978      1,186
   Universal life and investment-type product policy fee income..................    (3,423)    (3,208)    (3,115)
   (Increase) decrease in the fair value of the reinsurance contract asset.......       261        141     (3,964)
   (Income) loss related to derivative instruments...............................       462         81     (1,605)
   Investment (gains) losses, net................................................       (16)        20         58
   Realized and unrealized (gains) losses on trading securities..................        41         43        (22)
   Non-cash long term incentive compensation expense.............................       152        172        171
   Amortization of deferred sales commission.....................................        41         49         42
   Other depreciation and amortization...........................................       (98)       (18)        44
   Amortization of deferred cost of reinsurance asset............................       159         39        302
   Amortization of other intangibles.............................................        29         28         27

   Changes in:
     Net broker-dealer and customer related receivables/payables.................       608        (38)      (525)
     Reinsurance recoverable.....................................................      (534)      (916)      (488)
     Segregated cash and securities, net.........................................      (381)       (89)       505
     Deferred policy acquisition costs...........................................       162       (331)      (413)
     Future policy benefits......................................................       783        934      1,647
     Current and deferred income taxes...........................................      (771)       258      1,448
     Accounts payable and accrued expenses.......................................       (66)        38       (259)
   Other, net....................................................................        31        111        (98)
                                                                                  ---------  ---------  ---------
  Net cash provided by (used in) operating activities............................ $    (461) $    (244) $    (639)
                                                                                  ---------  ---------  ---------

Cash flows from investing activities:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale.......................................... $   7,154  $   4,368  $   3,157
   Mortgage loans on real estate.................................................       676        609        652
   Trading account securities....................................................     6,271     10,768      6,099
   Other.........................................................................        32        134         99
  Payment for the purchase/origination of:
   Fixed maturities, available for sale..........................................    (7,873)    (4,701)    (5,184)
   Mortgage loans on real estate.................................................    (3,261)    (1,311)    (1,432)
   Trading account securities....................................................    (8,691)   (12,501)    (7,014)
   Other.........................................................................      (250)      (132)      (135)
  Cash settlements related to derivative instruments.............................       102        529        999
  Decrease in loans to affiliates................................................       384         --         --
  Change in short-term investments...............................................      (205)      (363)        (5)
  Investment in capitalized software, leasehold improvements and EDP equipment...       (85)       (71)       (83)
  Purchase of business, net of cash acquired.....................................       (21)        --        (61)
  Other, net.....................................................................       409        203        157
                                                                                  ---------  ---------  ---------

Net cash provided by (used in) investing activities.............................. $  (5,358) $  (2,468) $  (2,751)
                                                                                  ---------  ---------  ---------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                  (CONTINUED)

                                                                                     2016       2015       2014
                                                                                  ---------  ---------  ---------
                                                                                           (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits...................................................................... $   9,342  $   5,757  $   6,011
   Withdrawals...................................................................    (2,874)    (2,861)    (2,867)
   Transfer (to) from Separate Accounts..........................................     1,606      1,045        815
  Change in short-term financings................................................       (69)        95        221
  Change in collateralized pledged assets........................................      (677)        (2)       (12)
  Change in collateralized pledged liabilities...................................       125       (270)       430
  (Decrease) increase in overdrafts payable......................................       (85)        --         --
  Repayment of Loans from Affiliates.............................................        --         --       (825)
  Repayment of long term debt....................................................        --       (200)        --
  Shareholder dividends paid.....................................................    (1,050)      (767)      (382)
  Repurchase of AB Holding units.................................................      (236)      (214)       (90)
  Redemptions of non-controlling interests of consolidated VIEs, net.............      (137)        --         --
  Distribution to noncontrolling interest in consolidated subsidiaries...........      (385)      (414)      (401)
  Increase (decrease) in Securities sold under agreement to repurchase...........       104        939        950
  (Increase) decrease in securities purchased under agreement to resell..........        79        (79)        --
  Other, net.....................................................................         8          5         (7)
                                                                                  ---------  ---------  ---------

Net cash provided by (used in) financing activities..............................     5,751      3,034      3,843
                                                                                  ---------  ---------  ---------

Effect of exchange rate changes on cash and cash equivalents.....................       (10)       (10)       (20)
Change in cash and cash equivalents..............................................       (78)       312        433
Cash and cash equivalents, beginning of year.....................................     3,028      2,716      2,283
                                                                                  ---------  ---------  ---------

Cash and Cash Equivalents, End of Year........................................... $   2,950  $   3,028  $   2,716
                                                                                  =========  =========  =========

Supplemental cash flow information:
  Interest Paid.................................................................. $      11  $      19  $      72
                                                                                  =========  =========  =========
  Income Taxes (Refunded) Paid................................................... $     613  $     (80) $     272
                                                                                  =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in financial protection.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently.

   Insurance

   The Insurance segment offers a variety of term, variable and universal life insurance products, variable annuity products, employee benefit products and investment products including mutual funds principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable and its indirect, wholly-owned insurance subsidiaries and AXA Equitable Funds Management Group ("AXA Equitable FMG").

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AB"). AB provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AB that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   At December 31, 2016 and 2015, the Company's economic interest in AB was 29.0% and 28.6%, respectively. At December 31, 2016 and 2015, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 63.7% and 62.8%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of the limited partnership, as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiaries engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AB; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2016", "2015" and "2014" refer to the years ended December 31, 2016, 2015 and 2014, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In January 2017, the Financial Accounting Standards Board ("FASB") issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ending December 31, 2018. The Company elected to early adopt the new guidance for the year ending December 31, 2016 with no significant impact to the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to the analysis of fee arrangements and related party relationships, modifies the guidance for the evaluation of limited partnerships and similar entities for consolidation to eliminate the presumption of general partner control, and ends the deferral that had been granted to certain investment companies for applying previous VIE guidance. The Company adopted this new standard beginning January 1, 2016, having elected not to early-adopt in previous interim periods, and applied the guidance using a modified retrospective approach, thereby not requiring the restatement of prior year periods. The Company's reevaluation of all legal entities under the new standard resulted in identification of additional VIEs and consolidation of certain investment products of the Investment Management segment that were not consolidated in accordance with previous guidance. See Consolidation of VIEs below.

   In May 2015, the FASB issued new guidance related to disclosures for investments in certain entities that calculate net asset value ("NAV") per share (or its equivalent). Under the new guidance, investments measured at NAV, as a practical expedient for fair value, are excluded from the fair value hierarchy. Removing investments measured using the practical expedient from the fair value hierarchy was intended to eliminate the diversity in practice with respect to the categorization of these investments. The only criterion for categorizing investments in the fair value hierarchy is now the observability of the inputs. The amendment was effective retrospectively for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2015, the FASB issued new guidance, simplifying the presentation of debt issuance costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The new guidance was effective retrospectively for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance was effective for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance was effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In January 2014, the FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance was effective for annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In January 2017, the FASB issued updated guidance to simplify the accounting for goodwill impairment. The revised guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The revised guidance will be applied prospectively, and is effective for fiscal year ending December 31, 2020. Early adoption is permitted for fiscal periods beginning after January 1, 2017. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In October 2016, the FASB issued updated guidance on consolidation of interests held through related parties that are under common control, which alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control. The new guidance amends the recently adopted consolidation guidance analysis. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016, with early adoption permitted. Adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.

   In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investments had been held. The amendment is effective for interim and annual periods beginning after December 15, 2016 and should be applied prospectively upon their effective date to increases in the level of ownership interest or degree of influence that result in the adoption of the equity method. The amendment is not expected to have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance on improvements to employee share-based payment accounting. The amendment includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements including: income tax effects of share-based payments, minimum statutory tax withholding requirements and forfeitures. The amendment is effective for interim and annual periods beginning after December 15, 2016. The provisions will be applied using various transition approaches (prospective, retrospective and modified retrospective). Management is currently evaluating the impact that the adoption of this standard will have on the Company's consolidated financial statements.

   In February 2016, the FASB issued revised guidance to lease accounting. The revised guidance will require lessees to recognize a right-of-use asset and a lease liability for virtually all of their leases. Lessor accounting will continue to be similar to the current model, but updated to align with certain changes to the lessee model. Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts. The revised guidance is effective for interim and annual periods, beginning after December 15, 2018, with early adoption permitted. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2014, the FASB issued new revenue recognition guidance that is intended to improve and converge the financial reporting requirements for revenue from contracts with customers with International Financial Reporting Standards ("IFRS"). The new guidance applies to contracts that deliver goods or services to a customer, except when those contracts are for: insurance, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA

   Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York State Department of Financial Services, (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in other investment income (loss) in the statements of Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by AXA Equitable and certain subsidiaries on the lives of certain key employees (including former employees) and AXA Equitable and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2016 and 2015, the carrying value of COLI was $892 million and $864 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Investment income (loss) from derivative instruments" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's Investments Under Surveillance ("IUS") Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2016 and 2015, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $34 million and $72 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of Accumulated Other Comprehensive Income ("AOCI"), net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions.
   Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. In second quarter 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its Reversion to the Mean ("RTM") assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2016, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.67% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.67% net of product weighted average Separate Account fees) and 0.0% (-2.33% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2016, the average rate of assumed investment yields, excluding policy loans, was 5.1% grading to 4.5% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features (collectively, "GWBL and other features"). The Company also issues certain variable annuity products that contain a guaranteed minimum income benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.0% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.3%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), AXA Equitable has access to collateralized borrowings. AXA Equitable may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require AXA Equitable to pledge qualified mortgage-backed assets and/or government securities as collateral.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with GMDB and GMIB features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. These various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs DAC will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. The GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2016, participating policies, including those in the Closed Block, represent approximately 5.0% ($17,491 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of AXA Equitable. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such Separate Accounts are offset within the same line in the consolidated statements of earnings (loss). For 2016, 2015 and 2014, investment results of such Separate Accounts were gains (losses) of $8,222 million, $1,148 million and $5,959 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Advisory and Administrative Services Revenues and Related Expenses

   AXA Equitable FMG performs investment advisory and administrative services to investment companies, currently AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT"), 1290 Funds, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust ("Other AXA Trusts"). AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services. AXA Equitable FMG has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG. AXA Equitable FMG earns fees related to these services; the fees are calculated as a percentage of assets under management and are recorded in Commissions, fees and other income in the Consolidated statements of earnings (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the Consolidated statements of earnings (loss).

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AB's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2016 was not impaired.

   AB's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2016. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AB's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AB's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and the purchase of units of the limited partnership interest in AB ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AB Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   Income Taxes

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   AB is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AB is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AB are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   Accounting and Consolidation of VIE's

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. The Company evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   A VIE must be consolidated by its primary beneficiary, which generally is defined as the party that has a controlling financial interest in the VIE. The Company is deemed to have a controlling financial interest in a VIE if it has (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance, and (ii) the obligation to absorb losses of the VIE or the right to receive income from the VIE that potentially could be significant to the VIE. For purposes of evaluating
   (ii) above, fees paid to the Company as a decision maker or service provider are excluded if the fees are compensation for services provided commensurate with the level of effort required to be performed and the arrangement includes only customary terms, conditions or amounts present in arrangements for similar services negotiated at arm's length.

   If the Company has a variable interest in an entity that is determined not to be a VIE, the entity then is evaluated for consolidation under the voting interest entity ("VOE") model. For limited partnerships and similar entities, the Company is deemed to have a controlling financial interest in a VOE, and would be required to consolidate the entity, if the Company owns a majority of the entity's kick-out rights through voting limited partnership interests and other limited partners do not hold substantive participating rights (or other rights that would indicate that the Company does not control the entity). For entities other than limited partnerships, the Company is deemed to have a controlling financial interest in a VOE if it owns a majority voting interest in the entity.

   The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

   At December 31, 2016, the Insurance segment's General Account held approximately $1,209 million of investment assets in the form of equity interests issued by non-corporate legal entities determined under the new guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds. As an equity investor, the Insurance segment is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests and/or other financial arrangements, if any, the Insurance segment was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheet as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are approximately $157,986 million. The Company's maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1,209 million and approximately $697 million of unfunded commitments at December 31, 2016. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

   As a result of adopting the new guidance, the Company identified for consolidation under the VIE model three investment funds sponsored by AB. In addition, the Company identified as a VIE an AB private equity fund previously consolidated at December 31, 2015 under the VOE model. The assets of these consolidated VIEs are presented within other invested assets and cash and cash equivalents and liabilities of these consolidated VIEs are presented within other liabilities on the face of the Company's consolidated balance sheet at December 31, 2016; ownership interests not held by the Company relating to these consolidated VIEs are presented either as redeemable or non-redeemable non-controlling interest, as appropriate.

   In 2016, subsequent to the initial adoption of the VIEs guidance, AB consolidated six additional investment funds that were classified as VIEs in which AB obtained a controlling financial interest due to its investment in those funds and deconsolidated a VIE of which AB no longer was the primary beneficiary due to the redemption of its seed money from the fund. At the time of adoption of the new consolidation guidance, AXA financial consolidated total assets of $265 million, total liabilities of $14 million and redeemable non-controlling interest of $251 million in the consolidated balance sheet. As of December 31, 2016 AXA financial consolidated
   $933 million of assets, liabilities of $293 million and redeemable non-controlling interest of $392 million associated with the consolidation of VIEs.

   As of December 31, 2016, the net assets of investment products sponsored by AB that are non-consolidated VIEs are approximately $43,700 million and the Company's maximum exposure to loss from its direct involvement with these VIEs is its investment of $13 million at December 31, 2016. The Company has no further commitments to or economic interest in these VIEs.

   Assumption Updates and Model Changes

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain VISL products as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields.

   The net impact of these model changes and assumption updates in 2016 decreased policyholders' benefits by $77 million, increased the amortization of DAC by $289 million, increased Universal life and investment-type product policy fee income by $22 million, decreased Earnings from continuing operations before income taxes by $189 million and decreased Net earnings by approximately $123 million. Included in these balances are out-of-period adjustments ("OOPA's") which decreased Earnings from continuing operations before income taxes by $49 million in 2016.

   In 2015 the Company announced it would raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007, which have both issue ages 70 and above and a current face value amount of $1 million and above, effective in 2016. The Company raised the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the original schedule of COI rates was established. This COI rate increase was larger than the increase that previously had been anticipated in management's reserve assumptions. As a result, management updated the assumption to reflect the actual COI rate increase, resulting in a $71 million and $46 million increase in Earnings from continuing operations before income taxes and Net earnings, respectively, in 2015.

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreased the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, a decrease in the GMDB/GMIB reserves of $637 million and a decrease in the amortization of DAC of $17 million. In 2015, this assumption update decreased Earnings from continuing operations before income taxes and Net earnings by approximately $92 million and $60 million, respectively.

   In 2015, based upon management's then current expectations of interest rates and future fund growth, the Company updated its reversion to the mean ("RTM") assumption used to calculate GMDB/GMIB and VISL reserves and amortization DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $723 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $67 million. In 2015, this assumption update decreased Earnings from continuing operations before income taxes and Net earnings by approximately $685 million and $445 million, respectively.

   In 2015, expectations of long-term lapse rates for certain Accumulator(R) products at certain durations and moneyness levels were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. The impact of this assumption update in 2015 was an increase in the fair value of the GMIB reinsurance contract asset of $216 million, an increase in the GMIB reserves of $65 million and a decrease in the amortization of DAC of $13 million. In 2015, this assumption update increased Earnings from continuing operations before income taxes and Net earnings by approximately $164 million and $107 million, respectively.

   In 2015, the Company launched a lump sum payment option to certain contract holders with GMIB and GWBL benefits at the time their AAV falls to zero. As a result, the Company updated its future reserve assumptions to incorporate the expectation that some policyholders will utilize this option. The impact of this assumption update in 2015 resulted in a decrease in the fair value of the GMIB reinsurance contract asset of $263 million and a decrease in the GMIB reserves of $55 million. In 2015, this assumption update decreased Earnings from continuing operations before income taxes and Net earnings by approximately $208 million and $135 million, respectively.

   In 2014, the Company updated its assumptions of future GMIB costs as a result of lower expected short term lapses for those policyholders who did not accept the GMIB buyout offer that expired in third quarter 2014. The impacts of this refinement in 2014 resulted in an increase in the fair value of the GMIB reinsurance asset of $62 million and an increase in the GMIB reserves of $16 million. In 2014, this assumption update increased Earnings from continuing operations before income taxes and Net earnings by approximately $46 million and $30 million, respectively.

   In addition, in 2014, the Company made a change in the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and guaranteed minimum accumulation benefit ("GMAB") liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these changes in 2014 were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively. In 2014, these changes increased Earnings from continuing operations before income taxes and Net earnings by approximately $473 million and $307 million, respectively.

   Out of Period Adjustments

   In 2016, the Company recorded several out-of-period adjustments ("OOPA's") in its financial statements, primarily related to errors in the models used to calculate policyholders' benefit reserves for certain VISL products . These OOPA's resulted in a decrease of $4 million in total revenues and increased total benefits and other deductions by $40 million in 2016.

   Additionally, in 2016, the Company recorded an income tax expense as an OOPA, related to the settlement of inter-company balances between AB and its foreign subsidiaries, which created deemed dividends under Section 956 of the U.S. Internal Revenue Code of 1986, as amended. As a result, the Company has been understating its income tax provision and income tax liability since 2010. As a result of the deemed dividend adjustment discussed above, the accumulated undistributed earnings permanently invested outside the U.S. will decrease significantly as of December 31, 2016. This OOPA resulted in an increase of $38 million in income tax expense and decreased Earnings attributable to noncontrolling interest by $27 million in 2016, respectively.

   In 2016, total OOPA's including those discussed above, decreased Earnings from operations, before income tax by $44 million and Net earnings by $67 million, respectively.

   In 2016, the Company identified an error in the presentation of Universal life and investment-type product policy fee income and Premiums on the consolidated statements of earnings for the years ended December 31, 2015 and 2014. The Company has revised the previously reported balances by decreasing Universal life and investment-type product policy fee income and increasing Premiums by $366 million and $360 million in 2015 and 2014, respectively, to improve the consistency and comparability with the current period presentation. The errors did not impact Total Revenues or Earnings
   (loss) from operations, before income taxes, or Net earnings (loss) and were not considered material to previously issued financial statements.

   In 2015, the Company recorded several OOPAs in its financial statements, primarily related to errors in the models used to calculate the initial fee liability amortization, affiliated ceded reserves and deferred cost of reinsurance for certain of its VISL products. In addition, the Company recorded an OOPA in 2015 related to an error in the model used to calculate the deferred cost of reinsurance with an un-affiliated reinsurer related to the reinsurance of the Company's business. These OOPAs resulted in a decrease of $112 in total revenues, a $51 million decrease in total benefits and other deductions, a $61 million decrease in earnings (loss) from operations, before income taxes and a $40 million decrease in net earnings.

   In 2014, the Company recorded several OOPAs in its financial statements primarily related to updates in the models used to calculate the fair value of the GMIB reinsurance asset and the GMIB and GMDB liabilities. In addition, the Company recorded an OOPA related to an understatement of the dividend of AB Units by AXA Equitable to AXA Financial during the year ended December 31, 2013 and the related deferred tax liability for the excess of the fair value of the AB Unit dividend over the recorded value. The net impact of the corrections to AXA Equitable's shareholders' equity and Net earnings was a decrease of $1 million and an increase of $73 million, respectively.

   Management has evaluated the impact of all OOPAs both individually and in the aggregate and concluded they are not material to any previously reported quarterly or annual financial statements, or to the periods in which they were corrected.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                           GROSS        GROSS
                                              AMORTIZED  UNREALIZED  UNREALIZED                 OTTI
                                                COST       GAINS       LOSSES     FAIR VALUE IN AOCI/(3)/
                                              ---------- ---------- ------------- ---------- -----------
                                                                    (IN MILLIONS)
DECEMBER 31, 2016
-----------------
Fixed Maturity Securities:
  Public corporate........................... $   12,418 $      675     $      81 $   13,012    $     --
  Private corporate..........................      6,880        215            55      7,040          --
  U.S. Treasury, government and agency.......     10,739        221           624     10,336          --
  States and political subdivisions..........        432         63             2        493          --
  Foreign governments........................        375         29            14        390          --
  Commercial mortgage-backed.................        415         28            72        371           7
  Residential mortgage-backed/(1)/...........        294         20            --        314          --
  Asset-backed/(2)/..........................         51         10             1         60           3
  Redeemable preferred stock.................        519         45            10        554          --
                                              ---------- ----------     --------- ----------    --------
   Total Fixed Maturities....................     32,123      1,306           859     32,570          10

Equity securities............................        113         --            --        113          --
                                              ---------- ----------     --------- ----------    --------

Total at December 31, 2016................... $   32,236 $    1,306     $     859 $   32,683    $     10
                                              ========== ==========     ========= ==========    ========

December 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $   12,890 $      688     $     202 $   13,376    $     --
  Private corporate..........................      6,818        232           124      6,926          --
  U.S. Treasury, government and agency.......      8,800        280           305      8,775          --
  States and political subdivisions..........        437         68             1        504          --
  Foreign governments........................        397         36            18        415          --
  Commercial mortgage-backed.................        591         29            87        533           9
  Residential mortgage-backed/(1)/...........        608         32            --        640          --
  Asset-backed/(2)/..........................         68         10             1         77           3
  Redeemable preferred stock.................        592         57             2        647          --
                                              ---------- ----------     --------- ----------    --------
   Total Fixed Maturities....................     31,201      1,432           740     31,893          12

Equity securities............................         34         --             2         32          --
                                              ---------- ----------     --------- ----------    --------

Total at December 31, 2015................... $   31,235 $    1,432     $     742 $   31,925    $     12
                                              ========== ==========     ========= ==========    ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2016 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2016

                                               AMORTIZED
                                                 COST     FAIR VALUE
                                              ----------- -----------
                                                   (IN MILLIONS)
Due in one year or less...................... $     1,537 $     1,549
Due in years two through five................       7,736       8,128
Due in years six through ten.................       8,898       9,005
Due after ten years..........................      12,673      12,589
                                              ----------- -----------
   Subtotal..................................      30,844      31,271
Commercial mortgage-backed securities........         415         371
Residential mortgage-backed securities.......         294         314
Asset-backed securities......................          51          60
Redeemable preferred stocks..................         519         554
                                              ----------- -----------
Total........................................ $    32,123 $    32,570
                                              =========== ===========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2016, 2015 and 2014:

                                                      DECEMBER 31,
                                              ---------------------------
                                                 2016      2015     2014
                                              ---------  -------  -------
                                                     (IN MILLIONS)
Proceeds from sales.......................... $   4,324  $   979  $   716
                                              =========  =======  =======
Gross gains on sales......................... $     111  $    33  $    21
                                              =========  =======  =======
Gross losses on sales........................ $     (58) $    (8) $    (9)
                                              =========  =======  =======
Total OTTI................................... $     (65) $   (41) $   (72)
Non-credit losses recognized in OCI..........        --       --       --
                                              ---------  -------  -------
Credit losses recognized in earnings (loss).. $     (65) $   (41) $   (72)
                                              =========  =======  =======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                        2016      2015
                                                                                      --------  --------
                                                                                         (IN MILLIONS)
Balances at January 1,............................................................... $   (198) $   (254)
Previously recognized impairments on securities that matured, paid, prepaid or sold..       73        97
Recognized impairments on securities impaired to fair value this period/(1)/.........      (17)      (11)
Impairments recognized this period on securities not previously impaired.............      (46)      (22)
Additional impairments this period on securities previously impaired.................       (2)       (8)
Increases due to passage of time on previously recorded credit losses................       --        --
Accretion of previously recognized impairments due to increases in expected
  cash flows.........................................................................       --        --
                                                                                      --------  --------
Balances at December 31,............................................................. $   (190) $   (198)
                                                                                      ========  ========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                               ---------------
                                                2016     2015
                                               ------- -------
                                                (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $    19 $    16
   All other..................................     428     676
  Equity securities...........................      --      (2)
                                               ------- -------
Net Unrealized Gains (Losses)................. $   447 $   690
                                               ======= =======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                      AOCI GAIN
                                                                                                        (LOSS)
                                               NET UNREALIZED                           DEFERRED      RELATED TO
                                                    GAIN                                 INCOME     NET UNREALIZED
                                                (LOSSES) ON             POLICYHOLDERS   TAX ASSET     INVESTMENT
                                                INVESTMENTS      DAC     LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              ---------------  -------  -------------  -----------  --------------
                                                                          (IN MILLIONS)
BALANCE, JANUARY 1, 2016..................... $            16  $    --  $          (4) $        (5) $            7
Net investment gains (losses) arising during
  the period.................................              (6)      --             --           --              (6)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........               9       --             --           --               9
   Excluded from Net earnings (loss)/(1)/....              --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --       (1)            --           --              (1)
   Deferred income taxes.....................              --       --             --            2               2
   Policyholders liabilities.................              --       --             (6)          --              (6)
                                              ---------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2016................... $            19  $    (1) $         (10) $        (3) $            5
                                              ===============  =======  =============  ===========  ==============

BALANCE, JANUARY 1, 2015..................... $            10  $    --  $          --  $        (4) $            6
Net investment gains (losses) arising during
  the period.................................              (7)      --             --           --              (7)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........              13       --             --           --              13
   Excluded from Net earnings (loss)/(1)/....              --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --       --             --           --              --
   Deferred income taxes.....................              --       --             --           (1)             (1)
   Policyholders liabilities.................              --       --             (4)          --              (4)
                                              ---------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2015................... $            16  $    --  $          (4) $        (5) $            7
                                              ===============  =======  =============  ===========  ==============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                        AOCI GAIN
                                                                                                          (LOSS)
                                              NET UNREALIZED                             DEFERRED       RELATED TO
                                                  GAINS                                   INCOME      NET UNREALIZED
                                               (LOSSES) ON              POLICYHOLDERS    TAX ASSET      INVESTMENT
                                               INVESTMENTS       DAC     LIABILITIES    (LIABILITY)   GAINS (LOSSES)
                                              --------------  --------  -------------  ------------  ---------------
                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2016..................... $          674  $    (82) $        (213) $       (133) $           246
Net investment gains (losses) arising during
  the period.................................           (240)       --             --            --             (240)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             (6)       --             --            --               (6)
   Excluded from Net earnings (loss)/(1)/....             --        --             --            --               --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        (5)            --            --               (5)
   Deferred income taxes.....................             --        --             --            80               80
   Policyholders liabilities.................             --        --             24            --               24
                                              --------------  --------  -------------  ------------  ---------------
BALANCE, DECEMBER 31, 2016................... $          428  $    (87) $        (189) $        (53) $            99
                                              ==============  ========  =============  ============  ===============

BALANCE, JANUARY 1, 2015..................... $        2,231  $   (122) $        (368) $       (610) $         1,131
Net investment gains (losses) arising during
  the period.................................         (1,562)       --             --            --           (1,562)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........              5        --             --            --                5
   Excluded from Net earnings (loss)/(1)/....             --        --             --            --               --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        40             --            --               40
   Deferred income taxes.....................             --        --             --           477              477
   Policyholders liabilities.................             --        --            155            --              155
                                              --------------  --------  -------------  ------------  ---------------
BALANCE, DECEMBER 31, 2015................... $          674  $    (82) $        (213) $       (133) $           246
                                              ==============  ========  =============  ============  ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 794 issues at December 31, 2016 and the 810 issues at December 31, 2015 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                              ----------------------- ---------------------- ---------------------
                                                            GROSS                   GROSS                 GROSS
                                                          UNREALIZED              UNREALIZED            UNREALIZED
                                              FAIR VALUE    LOSSES    FAIR VALUE    LOSSES   FAIR VALUE   LOSSES
                                              ---------- ------------ ----------- ---------- ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    2,455 $         75 $       113  $       6 $    2,568  $      81
  Private corporate..........................      1,483           38         277         17      1,760         55
  U.S. Treasury, government and agency.......      5,356          624          --         --      5,356        624
  States and political subdivisions..........         --           --          18          2         18          2
  Foreign governments........................         73            3          49         11        122         14
  Commercial mortgage-backed.................         66            5         171         67        237         72
  Residential mortgage-backed................         47           --           4         --         51         --
  Asset-backed...............................          4           --           8          1         12          1
  Redeemable preferred stock.................        218            9          12          1        230         10
                                              ---------- ------------ -----------  --------- ----------  ---------

Total........................................ $    9,702 $        754 $       652  $     105 $   10,354  $     859
                                              ========== ============ ===========  ========= ==========  =========

                                                Less Than 12 Months    12 Months or Longer           Total
                                              ----------------------- ---------------------- ---------------------
                                                            Gross                   Gross                 Gross
                                                          Unrealized              Unrealized            Unrealized
                                              Fair Value    Losses    Fair Value    Losses   Fair Value   Losses
                                              ---------- ------------ ----------- ---------- ---------- ----------
                                                                         (In Millions)
December 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    3,091 $        129 $       359  $      73 $    3,450 $      202
  Private corporate..........................      1,926          102         184         22      2,110        124
  U.S. Treasury, government and agency.......      3,538          305          --         --      3,538        305
  States and political subdivisions..........         19            1          --         --         19          1
  Foreign governments........................         73            7          39         11        112         18
  Commercial mortgage-backed.................         67            2         261         85        328         87
  Residential mortgage-backed................         11           --          29         --         40         --
  Asset-backed...............................         11           --          17          1         28          1
  Redeemable preferred stock.................         43           --          40          2         83          2
                                              ---------- ------------ -----------  --------- ---------- ----------

Total........................................ $    8,779 $        546 $       929  $     194 $    9,708 $      740
                                              ========== ============ ===========  ========= ========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2016 and 2015 were $169 million and $157 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2016 and 2015, respectively, approximately $1,574 million and $1,310 million, or 4.9% and 4.2%, of the $32,123 million and $31,201 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $28 million and $97 million at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, respectively, the $105 million and $194 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at either
   December 31, 2016 or 2015. As of December 31, 2016, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2016 and 2015, respectively, the Company owned
   $6 million and $7 million in RMBS backed by subprime residential mortgage loans, and $5 million and $6 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2016, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $5 million.

   At December 31, 2016 and 2015, respectively, the amortized cost of the Company's trading account securities was $9,177 million and $6,866 million with respective fair values of $9,134 million and $6,805 million. Also at December 31, 2016 and 2015, respectively, Trading securities included the General Account's investment in Separate Accounts which had carrying values of $63 million and $82 million and costs of $46 million and $72 million.

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructurings

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $15 million and $16 million at December 31, 2016 and 2015, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $1 million and $1 million in 2016, 2015 and 2014, respectively. Gross interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $0 million and $4 million in 2016, 2015 and 2014, respectively. The TDR mortgage loan shown in the table below has been modified five times since 2011. The modifications extended the maturity from its original maturity of November 5, 2014 to March 5, 2017 and extended interest only payments through maturity. In November 2015, the recorded investment was reduced by $45 million in conjunction with the sale of majority of the underlying collateral and $32 million from a charge-off. The remaining $15 million mortgage loan balance reflects the value of the remaining underlying collateral and cash held in escrow, supporting the mortgage loan. Since the fair market value of the underlying real estate and cash held in escrow collateral is the primary factor in determining the allowance for credit losses, modifications of loan terms typically have no direct impact on the allowance for credit losses, and therefore, no impact on the financial statements.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2016

                                                           OUTSTANDING RECORDED INVESTMENT
                                               NUMBER  ---------------------------------------
                                              OF LOANS PRE-MODIFICATION    POST-MODIFICATION
                                              -------- ----------------- ---------------------
                                                                (DOLLARS IN MILLIONS)
Commercial mortgage loans....................        1 $              15 $                  15

   There were no default payments on the above loan during 2016. There were no agricultural troubled debt restructuring mortgage loans in 2016.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2016, 2015 and 2014 are as follows:

                                               COMMERCIAL MORTGAGE LOANS
                                              ---------------------------
                                                2016     2015      2014
                                              -------  --------  --------
                                                     (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $     6  $     37  $     42
   Charge-offs...............................      --       (32)      (14)
   Recoveries................................      (2)       (1)       --
   Provision.................................       4         2         9
                                              -------  --------  --------
Ending Balance, December 31,................. $     8  $      6  $     37
                                              =======  ========  ========

Ending Balance, December 31,:
   Individually Evaluated for Impairment..... $     8  $      6  $     37
                                              =======  ========  ========

   There were no allowances for credit losses for agricultural mortgage loans in 2016, 2015 and 2014.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2016 and 2015, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2016

                                                          DEBT SERVICE COVERAGE RATIO
                                              ---------------------------------------------------
                                                                                            LESS   TOTAL
                                               GREATER   1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN  MORTGAGE
                                              THAN 2.0X   2.0X    1.8X     1.5X     1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/                     ---------- ------- -------- -------- ------- ------ ---------
                                                                      (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      738 $    95 $     59 $     56 $    -- $   -- $     948
  50% - 70%..................................      3,217     430      673    1,100      76     --     5,496
  70% - 90%..................................        282      65      229      127      28     46       777
  90% plus...................................         --      --       28       15      --     --        43
                                              ---------- ------- -------- -------- ------- ------ ---------

Total Commercial Mortgage Loans.............. $    4,237 $   590 $    989 $  1,298 $   104 $   46 $   7,264
                                              ========== ======= ======== ======== ======= ====== =========

AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      254 $   138 $    296 $    468 $   286 $   49 $   1,491
  50% - 70%..................................        141      57      209      333     219     45     1,004
  70% - 90%..................................         --      --        2        4      --     --         6
  90% plus...................................         --      --       --       --      --     --        --
                                              ---------- ------- -------- -------- ------- ------ ---------

Total Agricultural Mortgage Loans............ $      395 $   195 $    507 $    805 $   505 $   94 $   2,501
                                              ========== ======= ======== ======== ======= ====== =========

TOTAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      992 $   233 $    355 $    524 $   286 $   49 $   2,439
  50% - 70%..................................      3,358     487      882    1,433     295     45     6,500
  70% - 90%..................................        282      65      231      131      28     46       783
  90% plus...................................         --      --       28       15      --     --        43
                                              ---------- ------- -------- -------- ------- ------ ---------

Total Mortgage Loans......................... $    4,632 $   785 $  1,496 $  2,103 $   609 $  140 $   9,765
                                              ========== ======= ======== ======== ======= ====== =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2015

                                                          Debt Service Coverage Ratio
                                              ----------------------------------------------------
                                                                                            Less    Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to   than   Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x     1.0x    Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- -------- ------- --------
                                                                      (In Millions)
Commercial Mortgage Loans/(1)/
  0% - 50%................................... $     533 $    -- $    102 $     12 $     24 $    -- $    671
  50% - 70%..................................     1,392     353      741      853       77      --    3,416
  70% - 90%..................................       141      --      206      134      124      46      651
  90% plus...................................        63      --       --       46       --      --      109
                                              --------- ------- -------- -------- -------- ------- --------

Total Commercial Mortgage Loans.............. $   2,129 $   353 $  1,049 $  1,045 $    225 $    46 $  4,847
                                              ========= ======= ======== ======== ======== ======= ========

Agricultural Mortgage Loans/(1)/
  0% - 50%................................... $     204 $   116 $    277 $    432 $    256 $    51 $  1,336
  50% - 70%..................................       146      80      192      298      225      47      988
  70% - 90%..................................        --      --        2        4       --      --        6
  90% plus...................................        --      --       --       --       --      --       --
                                              --------- ------- -------- -------- -------- ------- --------

Total Agricultural Mortgage Loans............ $     350 $   196 $    471 $    734 $    481 $    98 $  2,330
                                              ========= ======= ======== ======== ======== ======= ========

Total Mortgage Loans/(1)/
  0% - 50%................................... $     737 $   116 $    379 $    444 $    280 $    51 $  2,007
  50% - 70%..................................     1,538     433      933    1,151      302      47    4,404
  70% - 90%..................................       141      --      208      138      124      46      657
  90% plus...................................        63      --       --       46       --      --      109
                                              --------- ------- -------- -------- -------- ------- --------

Total Mortgage Loans......................... $   2,479 $   549 $  1,520 $  1,779 $    706 $   144 $  7,177
                                              ========= ======= ======== ======== ======== ======= ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2016 and 2015, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                    RECORDED
                                                                                                   INVESTMENT
                                                                                  TOTAL     OR (GREATER THAN) 90 DAYS
                               30-59 60-89       90 DAYS                        FINANCING              AND
                               DAYS  DAYS   OR (GREATER THAN)   TOTAL CURRENT  RECEIVABLES          ACCRUING
                               ----- ----- -------------------- ----- -------- ----------- ---------------------------
                                                                    (IN MILLIONS)
DECEMBER 31, 2016:
------------------
  Commercial.................. $  -- $  -- $                 -- $  -- $  7,264  $    7,264 $                        --
  Agricultural................     9     2                    6    17    2,484       2,501                           6
                               ----- ----- -------------------- ----- --------  ---------- ---------------------------
TOTAL MORTGAGE LOANS.......... $   9 $   2 $                  6 $  17 $  9,748  $    9,765 $                         6
                               ===== ===== ==================== ===== ========  ========== ===========================

December 31, 2015:
------------------
  Commercial.................. $  -- $  -- $                 30 $  30 $  4,817  $    4,847 $                        --
  Agricultural................    12     7                    4    23    2,307       2,330                           4
                               ----- ----- -------------------- ----- --------  ---------- ---------------------------
Total Mortgage Loans.......... $  12 $   7 $                 34 $  53 $  7,124  $    7,177 $                         4
                               ===== ===== ==================== ===== ========  ========== ===========================

   The following table provides information relating to impaired mortgage loans at December 31, 2016 and 2015, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                    AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED       RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/  RECOGNIZED
                                              ---------- ---------- ----------  ---------------- -----------
                                                                      (IN MILLIONS)
DECEMBER 31, 2016:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       15 $       15 $       --  $             22 $        --
  Agricultural mortgage loans................         --         --         --                --          --
                                              ---------- ---------- ----------  ---------------- -----------
TOTAL........................................ $       15 $       15 $       --  $             22 $        --
                                              ========== ========== ==========  ================ ===========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8) $             48 $         2
  Agricultural mortgage loans................         --         --         --                --          --
                                              ---------- ---------- ----------  ---------------- -----------
TOTAL........................................ $       27 $       27 $       (8) $             48 $         2
                                              ========== ========== ==========  ================ ===========

December 31, 2015:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       46 $       46 $       --  $             15 $        --
  Agricultural mortgage loans................         --         --         --                --          --
                                              ---------- ---------- ----------  ---------------- -----------
Total........................................ $       46 $       46 $       --  $             15 $        --
                                              ========== ========== ==========  ================ ===========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       63 $       63 $       (6) $            137 $         4
  Agricultural mortgage loans................         --         --         --                --          --
                                              ---------- ---------- ----------  ---------------- -----------
Total........................................ $       63 $       63 $       (6) $            137 $         4
                                              ========== ========== ==========  ================ ===========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests, real estate joint ventures and investment companies accounted for under the equity method with a total carrying value of $1,295 million and $1,363 million, respectively, at December 31, 2016 and 2015. The Company's total equity in net earnings (losses) for these limited partnership interests was $60 million, $71 million and $206 million, respectively, for 2016, 2015 and 2014.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a Derivative Use Plan approved by the NYDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with GWBL, guaranteed minimum withdrawal benefit ("GMWB") and GMAB features (collectively, "GWBL and Other Features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and Other Features is that under-performance of the financial markets could result in the GIB and GWBL and Other Features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and Other Features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and Other Features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company has in place a hedge program utilizing interest rate swaps to partially protect the overall profitability of future variable annuity sales against declining interest rates.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   Derivatives utilized to hedge risks associated with interest-rate risk arising from issuance of funding agreements

   The Company issues fixed and floating rate funding agreements, to fund originated non-recourse commercial real estate mortgage loans, the terms of which may result in short term economic interest rate risk between mortgage loan commitment and mortgage loan funding. The company uses forward interest-rate swaps to protect against interest rate fluctuations during this period. Realized gains and losses from the forward interest rate swaps are amortized over the life of the loan in interest credited to policyholder's account balances.

   Derivatives utilized to hedge equity market risks associated with the General Account's seed money investments in Separate Accounts, retail mutual funds and Separate Account fee revenue fluctuations

   The Company's General Account seed money investments in Separate Account equity funds and retail mutual funds exposes the Company to market risk, including equity market risk, which is partially hedged through equity-index futures contracts to minimize such risk.

   Periodically, the Company enters into futures on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions partially cover fees expected to be earned from the Company's Separate Account products.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter of 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of CDSs exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically, the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty, in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond. At
   December 31, 2016 and 2015, respectively, the Company's unrealized gains (losses) related to this program were $(97) million and $(4) million and reported in AOCI.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the super senior tranche of the investment grade credit default swap index ("CDX index"). Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss) from derivative instruments.

   During third quarter 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. In 2016, the Company derecognized approximately $995 million U.S. Treasury securities for which the Company received proceeds of approximately $1,007 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2016, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $888 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2016 is approximately $(154) million, representing the fair value of the total return swap contracts.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2016

                                                               FAIR VALUE
                                                         -----------------------
                                                                                 GAINS (LOSSES)
                                               NOTIONAL     ASSET     LIABILITY    REPORTED IN
                                                AMOUNT   DERIVATIVES DERIVATIVES EARNINGS (LOSS)
                                              ---------- ----------- ----------- ---------------
                                                                 (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $    5,086 $         1 $         1  $         (826)
  Swaps......................................      3,529          13          67            (290)
  Options....................................     11,465       2,114       1,154             727
Interest rate contracts:/(1)/
  Floors.....................................      1,500          11          --               4
  Swaps......................................     18,933         246       1,163            (224)
  Futures....................................      6,926          --          --              --
  Swaptions..................................         --          --          --              87

                                                               FAIR VALUE
                                                        ------------------------
                                                                                  GAINS (LOSSES)
                                              NOTIONAL     ASSET      LIABILITY     REPORTED IN
                                               AMOUNT   DERIVATIVES  DERIVATIVES  EARNINGS (LOSS)
                                              --------- ------------ ----------- ----------------
                                                                 (IN MILLIONS)
Credit contracts:/(1)/
  Credit default swaps....................... $   2,757 $         20 $        15 $             15
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       730           52           6               45
  Margin.....................................        --          107           6               --
  Collateral.................................        --          712         748               --
                                                                                 ----------------
NET INVESTMENT INCOME (LOSS).................                                                (462)
                                                                                 ----------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................        --       10,309          --             (261)
GIB and GWBL and other features/(2)/.........        --           --         164              (20)
SCS, SIO, MSO and IUL indexed features/(3)/..        --           --         887             (754)
                                              --------- ------------ ----------- ----------------
Balances, December 31, 2016.................. $  50,926 $     13,585 $     4,211 $         (1,497)
                                              ========= ============ =========== ================

   /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
   /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2015

                                                               Fair Value
                                                        -------------------------
                                                                                   Gains (Losses)
                                              Notional     Asset      Liability      Reported In
                                               Amount   Derivatives  Derivatives   Earnings (Loss)
                                              --------- ------------ ------------ ----------------
                                                                  (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   7,089 $          2 $          3 $            (84)
  Swaps......................................     1,359            8           21              (45)
  Options....................................     7,358        1,042          652               14
Interest rate contracts:/(1)/
  Floors.....................................     1,800           61           --               12
  Swaps......................................    13,718          351          108               (8)
  Futures....................................     8,685           --           --              (81)
  Swaptions..................................        --           --           --              118
Credit contracts:/(1)/
  Credit default swaps.......................     2,442           16           38              (14)
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       263            5            4                7
                                                                                  ----------------
Net investment income (loss).................                                                  (81)
                                                                                  ----------------

Embedded derivatives:
GMIB reinsurance contracts...................        --       10,570           --             (141)
GIB and GWBL and other features/(2)/.........        --           --          184              (56)
SCS, SIO, MSO and IUL indexed features/(3)/..        --           --          310              (38)
                                              --------- ------------ ------------ ----------------
Balances, December 31, 2015.................. $  42,714 $     12,055 $      1,320 $           (316)
                                              ========= ============ ============ ================

   /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
   /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS

   All outstanding equity-based and treasury futures contracts at December 31, 2016 are exchange-traded and net settled daily in cash. At December 31, 2016, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $209 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $28 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $15 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2016 and 2015, respectively, the Company held $755 million and $655 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties December 31, 2016 and 2015, respectively, were $700 million and $5 million, for which the Company posted collateral of $820 million and $5 million at December 31, 2016 and 2015, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements respectively, and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash, U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2016 and 2015, the balance outstanding under reverse repurchase transactions was $0 million and $79 million, respectively. At December 31, 2016 and 2015, the balance outstanding under securities repurchase transactions was $1,996 million and $1,890 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in Note 2.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2016.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2016

                                                                            GROSS
                                                               GROSS       AMOUNTS       NET AMOUNTS
                                                              AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                                             RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                                             ---------- -------------- ----------------
                                                                            (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................................ $    2,128 $        1,219 $            909
Interest rate contracts.....................................        253          1,162             (909)
Credit contracts............................................         20             14                6
Currency....................................................         48              1               47
Margin......................................................        107              6              101
Collateral..................................................        712            747              (35)
                                                             ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA Master Agreement....      3,268          3,149              119
Total Derivatives, not subject to an ISDA Master Agreement..          4             --                4
                                                             ---------- -------------- ----------------
  Total Derivatives.........................................      3,272          3,149              123
Other financial instruments.................................      2,063             --            2,063
                                                             ---------- -------------- ----------------
  Other invested assets..................................... $    5,335 $        3,149 $          2,186
                                                             ========== ============== ================
Securities purchased under agreement to resell.............. $       -- $           -- $             --
                                                             ========== ============== ================

                                                                            GROSS
                                                               GROSS       AMOUNTS       NET AMOUNTS
                                                              AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                                             RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                                             ---------- -------------- ----------------
                                                                            (IN MILLIONS)
LIABILITIES/(2)/
DESCRIPTION
Derivatives:
Equity contracts............................................ $    1,219 $        1,219 $             --
Interest rate contracts.....................................      1,162          1,162               --
Credit contracts............................................         14             14               --
Currency....................................................          1              1               --
Margin......................................................          6              6               --
Collateral..................................................        747            747               --
                                                             ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA Master Agreement....      3,149          3,149               --
Total Derivatives, not subject to an ISDA Master Agreement..         --             --               --
                                                             ---------- -------------- ----------------
  Total Derivatives.........................................      3,149          3,149               --
Other non-financial liabilities.............................      2,108             --            2,108
                                                             ---------- -------------- ----------------
  Other liabilities......................................... $    5,257 $        3,149 $          2,108
                                                             ========== ============== ================
Securities sold under agreement to repurchase/(3)/.......... $    1,992 $           -- $          1,992
                                                             ========== ============== ================

   /(1)/Excludes Investment Management segment's $13 million net derivative assets (including derivative assets of consolidated VIEs), $3 million long exchange traded options and $83 million of securities borrowed.
   /(2)/Excludes Investment Management segment's $11 million net derivative liabilities (including derivative liabilities of consolidated VIEs), $1 million short exchange traded options.
   /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2016.

         COLLATERAL AMOUNTS OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2016

                                                                                COLLATERAL (RECEIVED)/HELD
                                                                                ------------------------
                                                               FAIR VALUE OF     FINANCIAL                      NET
                                                                   ASSETS       INSTRUMENTS       CASH        AMOUNTS
                                                             -----------------  -----------   -----------  ------------
                                                                                   (IN MILLIONS)
ASSETS/(1)/
Counterparty A.............................................. $              46  $        --   $       (48) $         (2)
Counterparty B..............................................              (128)          --           132             4
Counterparty C..............................................              (116)          --           138            22
Counterparty D..............................................               182           --          (176)            6
Counterparty E..............................................               (65)          --            83            18
Counterparty F..............................................                (3)          --            16            13
Counterparty G..............................................               219           --          (214)            5
Counterparty H..............................................               104           --          (110)           (6)
Counterparty I..............................................              (188)          --           203            15
Counterparty J..............................................               (93)          --           115            22
Counterparty K..............................................                92           --           (96)           (4)
Counterparty L..............................................                (3)          --             3            --
Counterparty M..............................................              (105)          --           120            15
Counterparty N..............................................                 4           --            --             4
Counterparty Q..............................................                10           --           (11)           (1)
Counterparty T..............................................                --           --             2             2
Counterparty U..............................................                 1           --            10            11
Counterparty V..............................................                96           --          (101)           (5)
                                                             -----------------  -----------   -----------  ------------
  Total Derivatives......................................... $              53  $        --   $        66  $        119
Other financial instruments.................................             2,067           --            --         2,067
                                                             -----------------  -----------   -----------  ------------
  OTHER INVESTED ASSETS..................................... $           2,120  $        --   $        66  $      2,186
                                                             =================  ===========   ===========  ============

                                                                                COLLATERAL (RECEIVED)/HELD
                                                                NET AMOUNTS     ------------------------
                                                              PRESENTED IN THE   FINANCIAL                      NET
                                                               BALANCE SHEETS   INSTRUMENTS       CASH        AMOUNTS
                                                             -----------------  -----------   -----------  ------------
                                                                                   (IN MILLIONS)
LIABILITIES/(2)/
Counterparty D.............................................. $             767  $      (767)  $        --            --
Counterparty M..............................................               410         (410)           --            --
Counterparty C..............................................               302         (296)           (2)            4
Counterparty W..............................................               513         (513)           --            --
                                                             -----------------  -----------   -----------  ------------
  Securities sold under agreement to repurchase/(3)/........ $           1,992  $    (1,986)  $        (2) $          4
                                                             =================  ===========   ===========  ============

  /(1)/Excludes Investment Management segment's cash collateral received of $1 million related to derivative assets (including those related to derivative assets of consolidated VIEs) and $83 million related to securities borrowed.
  /(2)/Excludes Investment Management segment's cash collateral pledged of $8 million related to derivative liabilities (including those related to derivative liabilities of consolidated VIEs).
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2016.

         REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS/(1)/

                                                               AT DECEMBER 31, 2016
                                              -------------------------------------------------------
                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              -------------------------------------------------------
                                              OVERNIGHT AND UP TO 30    30-90   GREATER THAN
                                               CONTINUOUS     DAYS      DAYS      90 DAYS     TOTAL
                                              ------------- --------- --------- ------------ --------
                                                                   (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT TO REPURCHASE/(2)/
  U.S. Treasury and agency securities........ $          -- $   1,992 $      -- $         -- $  1,992
                                              ------------- --------- --------- ------------ --------
Total........................................ $          -- $   1,992 $      -- $         -- $  1,992
                                              ------------- --------- --------- ------------ --------

  /(1)/Excludes Investment Management segment's $83 million of securities borrowed.
  /(2)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2015

                                                        Gross
                                           Gross       Amounts       Net Amounts
                                          Amounts   Offset in the  Presented in the
                                         Recognized Balance Sheets  Balance Sheets
                                         ---------- -------------- ----------------
                                                        (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts........................ $    1,049  $         673 $            376
Interest rate contracts.................        389            104              285
Credit contracts........................         14             37              (23)
                                         ----------  ------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement.....................      1,452            814              638
Total Derivatives, not subject to an
  ISDA Master Agreement.................         20             --               20
                                         ----------  ------------- ----------------
  Total Derivatives.....................      1,472            814              658
Other financial instruments/(2) (4)/....      1,271             --            1,271
                                         ----------  ------------- ----------------
  Other invested assets/(2)/............ $    2,743  $         814 $          1,929
                                         ==========  ============= ================
  Securities purchased under agreement
   to resell............................ $       79  $          -- $             79
                                         ==========  ============= ================

                                                                                                Gross
                                                                                   Gross       Amounts       Net Amounts
                                                                                  Amounts   Offset in the  Presented in the
                                                                                 Recognized Balance Sheets  Balance Sheets
                                                                                 ---------- -------------- ----------------
                                                                                               (In Millions)
LIABILITIES/(3)/
Description
Derivatives:
Equity contracts................................................................ $      673  $         673  $            --
Interest rate contracts.........................................................        104            104               --
Credit contracts................................................................         37             37               --
                                                                                 ----------  -------------  ---------------
  Total Derivatives, subject to an ISDA Master Agreement........................        814            814               --
Total Derivatives, not subject to an ISDA Master Agreement......................         --             --               --
                                                                                 ----------  -------------  ---------------
  Total Derivatives.............................................................        814            814               --
Other non-financial liabilities.................................................      2,586             --            2,586
                                                                                 ----------  -------------  ---------------
  Other liabilities............................................................. $    3,400  $         814  $         2,586
                                                                                 ==========  =============  ===============
  Securities sold under agreement to repurchase................................. $    1,890  $          --  $         1,890
                                                                                 ==========  =============  ===============

  /(1)/Excludes Investment Management segment's $13 million net derivative assets, $6 million long exchange traded options and $75 million of securities borrowed.
   /(2)/Includes $141 million related to accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $12 million net derivative liabilities, $1 million short exchange traded options and $10 million of securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2015.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2015

                                                                Collateral (Received)/Held
                                                Net Amounts     --------------------------
                                              Presented in the    Financial                    Net
                                               Balance Sheets    Instruments       Cash      Amounts
                                              ----------------  -------------  -----------  ---------
                                                                   (In Millions)
ASSETS/(1)/
Counterparty A............................... $             52  $          --  $       (52) $      --
Counterparty B...............................                9             --           (7)         2
Counterparty C...............................               61             --          (58)         3
Counterparty D...............................              222             --         (218)         4
Counterparty E...............................               53             --          (53)        --
Counterparty F...............................               (2)            --            2         --
Counterparty G...............................              129             --         (129)        --
Counterparty H...............................               16            (11)          (5)        --
Counterparty I...............................               44             --          (39)         5
Counterparty J...............................               19             --          (13)         6
Counterparty K...............................               17             --          (17)        --
Counterparty L...............................                7             --           (7)        --
Counterparty M...............................               11             --          (10)         1
Counterparty N...............................               20             --           --         20
Counterparty Q...............................               --             --           --         --
Counterparty T...............................               (3)            --            3         --
Counterparty U...............................               --             --            1          1
Counterparty V...............................                3             --           (3)        --
                                              ----------------  -------------  -----------  ---------
  Total Derivatives.......................... $            658  $         (11) $      (605) $      42

                                                                                        Collateral (Received)/Held
                                                                         Net Amounts    -------------------------
                                                                       Presented in the   Financial                    Net
                                                                        Balance Sheets   Instruments      Cash       Amounts
                                                                       ---------------- ------------  -----------  ------------
                                                                                            (In Millions)
Other financial instruments/(2) (4)/.................................. $          1,271 $         --  $        --  $      1,271
                                                                       ---------------- ------------  -----------  ------------
  Other invested assets/(2)/.......................................... $          1,929 $        (11) $      (605) $      1,313
                                                                       ================ ============  ===========  ============
Counterparty M........................................................ $             28 $        (28) $        --  $         --
Counterparty V........................................................ $             51 $        (51) $        --  $         --
                                                                       ---------------- ------------  -----------  ------------
Securities purchased under agreement to resell........................ $             79 $        (79) $        --  $         --
                                                                       ================ ============  ===========  ============

LIABILITIES/(3)/
Counterparty D........................................................ $            234 $       (234) $        --            --
Counterparty C........................................................            1,033       (1,016)         (17)           --
Counterparty M........................................................              623         (611)         (12)           --
                                                                       ---------------- ------------  -----------  ------------
  Securities sold under agreement to repurchase....................... $          1,890 $     (1,861) $       (29) $         --
                                                                       ================ ============  ===========  ============

   /(1)/Excludes Investment Management segment's cash collateral received of $2 million related to derivative assets and $75 million related to securities borrowed.
   /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of
       $12 million related to derivative liabilities and $10 million related to securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2015.

         Repurchase Agreement Accounted for as Secured Borrowings/(1)/

                                                               At December 31, 2015
                                              -------------------------------------------------------
                                                 Remaining Contractual Maturity of the Agreements
                                              -------------------------------------------------------
                                              Overnight and  Up to 30   30-90   Greater Than
                                               Continuous      days     days      90 days     Total
                                              ------------- ---------- -------- ------------ --------
                                                                   (In Millions)
Securities sold under agreement to repurchase
  U.S. Treasury and agency securities........ $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
Securities purchased under agreement to resell
  Corporate securities....................... $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------

   /(1)/Excludes Investment Management segment's $75 million of securities borrowed and $10 million of securities loaned.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                                 2016       2015       2014
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $   1,418  $   1,420  $   1,431
Mortgage loans on real estate................       461        338        306
Repurchase agreement.........................         1          1         --
Other equity investments.....................       170         84        200
Policy loans.................................       210        213        216
Derivative investments.......................      (462)       (81)     1,605
Trading securities...........................        80         17         63
Other investment income......................        44         40         49
                                              ---------  ---------  ---------
  Gross investment income (loss).............     1,922      2,032      3,870
Investment expenses..........................       (66)       (56)       (55)
                                              ---------  ---------  ---------
Net Investment Income (Loss)................. $   1,856  $   1,976  $   3,815
                                              =========  =========  =========

   For 2016, 2015 and 2014, respectively, Net investment income (loss) from derivatives included $(4) million, $474 million and $899 million of realized gains (losses) on contracts closed during those periods and $(458) million, $(555) million and $706 million of unrealized gains (losses) on derivative positions at each respective year end.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of earnings (loss). The table below shows a breakdown of Net investment income from trading account securities during the year ended 2016 and 2015:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                                                           TWELVE MONTHS ENDED
                                                                                 ----------------------------------------
                                                                                 DECEMBER 31,  December 31,  December 31,
                                                                                     2016          2015          2014
                                                                                 ------------  ------------  ------------
                                                                                              (IN MILLIONS)

Net investment gains (losses) recognized during the period on securities held
  at the end of the period...................................................... $        (19) $        (63) $         --
Net investment gains (losses) recognized on securities sold during the period...          (22)           20            22
                                                                                 ------------  ------------  ------------
Unrealized and realized gains (losses) on trading securities....................          (41)          (43)           22
Interest and dividend income from trading securities............................          121            60            41
                                                                                 ------------  ------------  ------------
Net investment income (loss) from trading securities............................ $         80  $         17  $         63
                                                                                 ------------  ------------  ------------

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                2016       2015       2014
                                              --------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $     (3) $     (17) $     (54)
Mortgage loans on real estate................       (2)        (1)        (3)
Other equity investments.....................       (2)        (5)        (2)
Other........................................       23          3          1
                                              --------  ---------  ---------
Investment Gains (Losses), Net............... $     16  $     (20) $     (58)
                                              ========  =========  =========

   For 2016, 2015 and 2014, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $4 million, $4 million and $5 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AB totaled $3,584 million and $3,562 million at December 31, 2016 and 2015, respectively. The Company annually tests goodwill for recoverability at December 31. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of its investment in AB, the reporting unit, to its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered to be impaired and the second step of the impairment test is not performed. However, if the carrying value of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed by measuring the amount of impairment loss only if the result indicates a potential impairment. The second step compares the implied fair value of the reporting unit to the aggregated fair values of its individual assets and liabilities to determine the amount of impairment, if any. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AB as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AB for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AB's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AB as well as taxes incurred at the Company level in order to determine the fair value of its investment in AB. At December 31, 2016 and 2015, the Company determined that goodwill was not impaired as the fair value of its investment in AB exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AB related intangible assets was $625 million and $610 million at December 31, 2016 and 2015, respectively and the accumulated amortization of these intangible assets was $468 million and $439 million at December 31, 2016 and 2015, respectively. Amortization expense related to the AB intangible assets totaled $29 million, $28 million and $27 million for 2016, 2015 and 2014, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $29 million.

   At December 31, 2016 and 2015, respectively, net deferred sales commissions totaled $64 million and $99 million and are included within Other assets.
   The estimated amortization expense of deferred sales commissions, based on the December 31, 2016 net asset balance for each of the next five years is $32 million, $21 million, $8 million, $3 million and $0 million. The Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2016, the Company determined that the deferred sales commission asset was not impaired.

   On September 23, 2016, AB acquired a 100% ownership interest in Ramius Alternative Solutions LLC ("RASL"), a global alternative investment management business that, as of the acquisition date, had approximately $2.5 billion in AUM. RASL offers a range of customized alternative investment and advisory solutions to a global institutional client base. On the acquisition date, AB made a cash payment of $21 million and recorded a contingent consideration payable of $12 million based on projected fee revenues over a five-year measurement period. The excess of the purchase price over the current fair value of identifiable net assets acquired resulted in the recognition of $22 million of goodwill. AB recorded
   $10 million of definite-lived intangible assets relating to investment management contracts.

   On June 20, 2014, AB acquired an approximate 82.0% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million based on projected assets under management levels over a three-year measurement period. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $58 million of goodwill. AB recorded $24 million of finite-lived intangible assets relating to separately-managed account relationships and $4 million of indefinite-lived intangible assets relating to an acquired fund's investment contract. AB also recorded redeemable non-controlling interest of $17 million relating to the fair value of the portion of CPH AB does not own. During 2015 and 2016, AB purchased additional shares of CPH, bringing AB's ownership interest to 90.0% as of December 31, 2016.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $170 million and $157 million at December 31, 2016 and 2015, respectively. Amortization of capitalized software in 2016, 2015 and 2014 were $52 million, $55 million and $50 million, respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                  DECEMBER 31,
                                                -----------------
                                                  2016     2015
                                                -------- --------
                                                  (IN MILLIONS)

CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account
  balances and other........................... $  7,179 $  7,363
Policyholder dividend obligation...............       52       81
Other liabilities..............................       43      100
                                                -------- --------
Total Closed Block liabilities.................    7,274    7,544
                                                -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair
  value (amortized cost of $3,884 and $4,426)..    4,025    4,599
Mortgage loans on real estate..................    1,623    1,575
Policy loans...................................      839      881
Cash and other invested assets.................      444       49
Other assets...................................      181      258
                                                -------- --------
Total assets designated to the Closed Block....    7,112    7,362
                                                -------- --------
Excess of Closed Block liabilities over assets
  designated to the Closed Block...............      162      182
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of policyholder dividend obligation of
   $(52) and $(81).............................      100      103
                                                -------- --------
Maximum Future Earnings To Be Recognized From
  Closed Block Assets and Liabilities.......... $    262 $    285
                                                ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                                2016     2015      2014
                                              -------  --------  -------
                                                     (IN MILLIONS)

REVENUES:
Premiums and other income.................... $   238  $    262  $   273
Investment income (loss).....................     349       368      378
Net investment gains (losses)................      (1)        2       (4)
                                              -------  --------  -------
Total revenues...............................     586       632      647
                                              -------  --------  -------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........     548       576      597
Other operating costs and expenses...........       4         4        4
                                              -------  --------  -------
Total benefits and other deductions..........     552       580      601
                                              -------  --------  -------
Net revenues, before income taxes............      34        52       46
Income tax (expense) benefit.................     (12)      (18)     (16)
                                              -------  --------  -------
Net Revenues (Losses)........................ $    22  $     34  $    30
                                              =======  ========  =======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                DECEMBER 31,
                                              ---------------
                                                2016    2015
                                              -------  ------
                                               (IN MILLIONS)

Balances, beginning of year.................. $    81  $  201
Unrealized investment gains (losses).........     (29)   (120)
                                              -------  ------
Balances, End of year........................ $    52  $   81
                                              =======  ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS AND DEFERRED ACQUISITION COST

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                DECEMBER 31,
                                              ----------------
                                                2016     2015
                                              -------  -------
                                                (IN MILLIONS)

Balance, beginning of year................... $   534  $   383
Contractholder bonus interest
   credits deferred..........................      13       17
Other........................................      --      174
Amortization charged to income...............     (43)     (40)
                                              -------  -------
Balance, End of Year......................... $   504  $   534
                                              =======  =======

   Changes in deferred acquisition costs at December 31, 2016 and 2015 were as follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2016      2015
                                              --------  --------
                                                 (IN MILLIONS)

Balance, beginning of year................... $  4,469  $  4,271
Capitalization of commissions, sales and
  issue expenses.............................      594       615
Amortization.................................     (756)     (284)
Change in unrealized investment gains
   and losses................................       (6)       41
Other........................................       --      (174)
                                              --------  --------
Balance, End of Year......................... $  4,301  $  4,469
                                              ========  ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2016 and 2015, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2016

                                               LEVEL 1 LEVEL 2 LEVEL 3  TOTAL
                                               ------- ------- ------- -------
                                                        (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate...........................    $ -- $12,984  $   28 $13,012
   Private Corporate..........................      --   6,223     817   7,040
   U.S. Treasury, government and agency.......      --  10,336      --  10,336
   States and political subdivisions..........      --     451      42     493
   Foreign governments........................      --     390      --     390
   Commercial mortgage-backed.................      --      22     349     371
   Residential mortgage-backed/(1)/...........      --     314      --     314
   Asset-backed/(2)/..........................      --      36      24      60
   Redeemable preferred stock.................     218     335       1     554
                                                  ---- -------  ------ -------
     Subtotal.................................     218  31,091   1,261  32,570
                                                  ---- -------  ------ -------
  Other equity investments....................       3      --       5       8
  Trading securities..........................     478   8,656      --   9,134

                                                LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                               ---------- ---------  --------- ----------
                                                              (IN MILLIONS)
  Other invested assets:
   Short-term investments..................... $       -- $     574  $      -- $      574
   Assets of consolidated VIEs................        342       205          6        553
   Swaps......................................         --      (925)        --       (925)
   Credit Default Swaps.......................         --         5         --          5
   Futures....................................         --        --         --         --
   Options....................................         --       960         --        960
   Floors.....................................         --        11         --         11
                                               ---------- ---------  --------- ----------
     Subtotal.................................        342       830          6      1,178
                                               ---------- ---------  --------- ----------
Cash equivalents..............................      1,529        --         --      1,529
Segregated securities.........................         --       946         --        946
GMIB reinsurance contracts asset..............         --        --     10,309     10,309
Separate Accounts' assets.....................    108,085     2,818        313    111,216
                                               ---------- ---------  --------- ----------
   Total Assets............................... $  110,655 $  44,341  $  11,894 $  166,890
                                               ========== =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       -- $      --  $     164 $      164
SCS, SIO, MSO and IUL indexed
   features' liability........................         --       887         --        887
Liabilities of consolidated VIEs..............        248         2         --        250
Contingent payment arrangements...............         --        --         18         18
                                               ---------- ---------  --------- ----------
   Total Liabilities.......................... $      248 $     889  $     182 $    1,319
                                               ========== =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2015

                                                 Level 1    Level 2   Level 3    Total
                                               ----------  ---------  -------- ---------
                                                             (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       --  $  13,345  $     31 $  13,376
   Private Corporate..........................         --      6,537       389     6,926
   U.S. Treasury, government and agency.......         --      8,775        --     8,775
   States and political subdivisions..........         --        459        45       504
   Foreign governments........................         --        414         1       415
   Commercial mortgage-backed.................         --         30       503       533
   Residential mortgage-backed/(1)/...........         --        640        --       640
   Asset-backed/(2)/..........................         --         37        40        77
   Redeemable preferred stock.................        258        389        --       647
                                               ----------  ---------  -------- ---------
     Subtotal.................................        258     30,626     1,009    31,893
                                               ----------  ---------  -------- ---------
  Other equity investments....................         97         --        49       146
  Trading securities..........................        654      6,151        --     6,805
  Other invested assets:
   Short-term investments.....................         --        369        --       369
   Swaps......................................         --        230        --       230
   Credit Default Swaps.......................         --        (22)       --       (22)
   Futures....................................         (1)        --        --        (1)
   Options....................................         --        390        --       390
   Floors.....................................         --         61        --        61
   Currency Contracts.........................         --          1        --         1
                                               ----------  ---------  -------- ---------
     Subtotal.................................         (1)     1,029        --     1,028
                                               ----------  ---------  -------- ---------

                                               Level 1    Level 2   Level 3    Total
                                              ---------- --------- --------- ----------
                                                            (In Millions)
Cash equivalents............................. $    2,150 $      -- $      -- $    2,150
Segregated securities........................         --       565        --        565
GMIB reinsurance contracts asset.............         --        --    10,570     10,570
Separate Accounts' assets....................    104,058     2,964       313    107,335
                                              ---------- --------- --------- ----------
   Total Assets.............................. $  107,216 $  41,335 $  11,941 $  160,492
                                              ========== ========= ========= ==========
LIABILITIES
GWBL and other features' liability........... $       -- $      -- $     184 $      184
SCS, SIO, MSO and IUL indexed
   features' liability.......................         --       310        --        310
Contingent payment arrangements..............         --        --        31         31
                                              ---------- --------- --------- ----------
   Total Liabilities......................... $       -- $     310 $     215 $      525
                                              ========== ========= ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2016 and 2015, respectively, the fair value of public fixed maturities is approximately $24,918 million and $24,216 million or approximately 16.0% and 16.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2016 and 2015, respectively, the fair value of private fixed maturities is approximately $7,652 million and $7,677 million or approximately 4.9% and 5.1% of the Company's total assets measured at fair value on a recurring basis. The fair values of some of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2016 and 2015, respectively, the net fair value of freestanding derivative positions is approximately $51 million and $659 million or approximately 8.2% and 64.1% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2016 and 2015, respectively, investments classified as Level 1 comprise approximately 71.1% and 71.8% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2016 and 2015, respectively, investments classified as Level 2 comprise approximately 27.9% and 27.3% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2016 and 2015, respectively, approximately $340 million and $673 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2016 and 2015, respectively, investments classified as Level 3 comprise approximately 1.0% and 0.9% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2016 and 2015, respectively, were approximately $111 million and $119 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $373 million and $543 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2016 and 2015, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $139 million and $123 million at December 31, 2016 and 2015, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to reflect a level of general swap market counterparty risk; therefore, no adjustment was made for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2016. Equity and fixed income volatilities were modeled to reflect the current market volatility.

   In second quarter 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and GMAB liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   As of December 31, 2016, five of the Company's consolidated VIEs that are open-end Luxembourg funds hold $6 million of investments that are classified as Level 3. They primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2016, AFS fixed maturities with fair values of $62 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $25 million were transferred from Level 2 into the Level 3 classification. During the third quarter of 2016, one of AB's private securities went public and, due to a trading restriction period, $56 million was transferred from a Level 3 to a Level 2 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2016.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2016, 2015 and 2014 respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                              STATE AND              COMMERCIAL  RESIDENTIAL
                                                              POLITICAL     FOREIGN  MORTGAGE-    MORTGAGE-    ASSET-
                                                CORPORATE   SUB-DIVISIONS    GOVTS     BACKED      BACKED      BACKED
                                                ---------  --------------  --------  ----------  -----------  --------
                                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2016....................... $     420  $           45  $      1  $      503  $        --  $     40
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............        --              --        --          --           --        --
     Investment gains (losses), net............         1              --        --         (67)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
  Subtotal.....................................         1              --        --         (67)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
Other comprehensive income (loss)..............         7              (2)       --          14           --         1
Purchases......................................       572              --        --          --           --        --
Sales..........................................      (142)             (1)       --         (87)          --        (8)
Transfers into Level 3/(1)/....................        25              --        --          --           --        --
Transfers out of Level 3/(1)/..................       (38)             --        (1)        (14)          --        (9)
                                                ---------  --------------  --------  ----------  -----------  --------
BALANCE, DECEMBER 31, 2016..................... $     845  $           42  $     --  $      349  $        --  $     24
                                                =========  ==============  ========  ==========  ===========  ========

BALANCE, JANUARY 1, 2015....................... $     380  $           47  $     --  $      715  $         2  $     53
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         3              --        --           1           --        --
     Investment gains (losses), net............         2              --        --         (38)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
  Subtotal.....................................         5              --        --         (37)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
Other comprehensive income (loss)..............       (25)             (1)       --          64           --        (4)
Purchases......................................        60              --         1          --           --        --
Sales..........................................       (38)             (1)       --        (175)          (2)       (9)
Transfers into Level 3/(1)/....................        99              --        --          --           --        --
Transfers out of Level 3/(1)/..................       (61)             --        --         (64)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
BALANCE, DECEMBER 31, 2015..................... $     420  $           45  $      1  $      503  $        --  $     40
                                                =========  ==============  ========  ==========  ===========  ========

                              Level 3 Instruments
                            Fair Value Measurements

                                               State and             Commercial  Residential
                                               Political    Foreign  Mortgage-    Mortgage-    Asset-
                                 Corporate   Sub-divisions   Govts     backed      backed      backed
                                 ---------  --------------  -------- ----------  -----------  -------
                                                             (In Millions)

BALANCE, JANUARY 1, 2014........ $     291  $           46  $     -- $      700  $         4  $    83
Total gains (losses),
  realized and unrealized,
  included in:
   Earnings (loss) as:
     Net investment
       income (loss)............         2              --        --          2           --       --
     Investment gains
       (losses), net............         3              --        --        (89)          --       --
                                 ---------  --------------  -------- ----------  -----------  -------
  Subtotal......................         5              --        --        (87)          --       --
                                 ---------  --------------  -------- ----------  -----------  -------
Other comprehensive
  income (loss).................         6               2        --        135           --        7
Purchases.......................       162              --        --         --           --       --
Sales...........................       (30)             (1)       --        (20)          (2)     (37)
Transfers into Level 3/(1)/.....        15              --        --         --           --       --
Transfers out of Level 3/(1)/...       (69)             --        --        (13)          --       --
                                 ---------  --------------  -------- ----------  -----------  -------
BALANCE, DECEMBER 31, 2014...... $     380  $           47  $     -- $      715  $         2  $    53
                                 =========  ==============  ======== ==========  ===========  =======

                                                                                                        GWBL
                                                REDEEMABLE        OTHER          GMIB      SEPARATE   AND OTHER   CONTINGENT
                                                PREFERRED        EQUITY       REINSURANCE  ACCOUNTS   FEATURES      PAYMENT
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS    LIABILITY   ARRANGEMENT
                                                ----------- ----------------  -----------  --------  ----------  ------------
                                                                                (IN MILLIONS)
BALANCE, JANUARY 1, 2016....................... $        -- $             49  $    10,570  $    313  $      184  $         31
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............          --               --           --        --          --            --
     Investment gains (losses), net............          --               --           --        19          --            --
     Increase (decrease) in the fair value
       of reinsurance contracts................          --               --         (419)       --          --            --
     Policyholders' benefits...................          --               --           --        --        (245)           --
                                                ----------- ----------------  -----------  --------  ----------  ------------
  Subtotal.....................................          --               --         (419)       19        (245)           --
                                                ----------- ----------------  -----------  --------  ----------  ------------
Other comprehensive income (loss)..............          --               (2)          --        --          --            --
Purchases/(3)/.................................           1               --          223        10         225            11
Sales/(4)/.....................................          --               --          (65)       --          --            --
Settlements/(5)/...............................          --               --           --        (7)         --           (24)
Activities related to VIEs.....................          --               20           --        --          --            --
Transfers into Level 3/(1)/....................          --               --           --         1          --            --
Transfers out of Level 3/(1)/..................          --              (56)          --       (23)         --            --
                                                ----------- ----------------  -----------  --------  ----------  ------------
BALANCE, DECEMBER 31, 2016..................... $         1 $             11  $    10,309  $    313  $      164  $         18
                                                =========== ================  ===========  ========  ==========  ============

                                                                                                      GWBL
                                                REDEEMABLE       OTHER          GMIB      SEPARATE  AND OTHER  CONTINGENT
                                                PREFERRED       EQUITY       REINSURANCE  ACCOUNTS  FEATURES     PAYMENT
                                                  STOCK     INVESTMENTS/(2)/    ASSET      ASSETS   LIABILITY  ARRANGEMENT
                                                ----------  ---------------  -----------  --------  ---------  -----------
                                                                               (IN MILLIONS)

BALANCE, JANUARY 1, 2015.......................  $      --      $        61   $   10,711  $    260   $    128  $        42
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         --               --           --        --         --           --
     Investment gains (losses), net............         --                5           --        36         --           --
     Increase (decrease) in the fair value
       of reinsurance contracts................         --               --         (327)       --         --           --
     Policyholders' benefits...................         --               --           --        --       (130)          --
                                                 ---------      -----------   ----------  --------   --------  -----------
  Subtotal.....................................         --                5         (327)       36       (130)          --
                                                 ---------      -----------   ----------  --------   --------  -----------
Other comprehensive income(loss)...............         --                2           --        --         --
Purchases/(3)/.................................         --                1          228        26        186           --
Sales/(4)/.....................................         --              (20)         (42)       (2)        --          (11)
Settlements/(5)/...............................         --               --           --        (5)        --           --
Transfers into Level 3/(1)/....................         --               --           --        --         --           --
Transfers out of Level 3/(1)/..................         --               --           --        (2)        --           --
                                                 ---------      -----------   ----------  --------   --------  -----------
BALANCE, DECEMBER 31, 2015.....................  $      --      $        49   $   10,570  $    313   $    184  $        31
                                                 =========      ===========   ==========  ========   ========  ===========

                                                                                                      GWBL
                                                Redeemable       Other          GMIB      Separate  and Other  Contingent
                                                Preferred       Equity       Reinsurance  Accounts  Features     Payment
                                                  Stock     Investments/(2)/    Asset      Assets   Liability  Arrangement
                                                ----------  ---------------  -----------  --------  ---------  -----------
                                                                               (In Millions)

BALANCE, JANUARY 1, 2014.......................  $      15      $        52   $    6,747  $    237   $     --  $        38
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         --                3           --        --         --           --
     Investment gains (losses), net............         --                1           --        15         --           --
     Increase (decrease) in the fair value
       of reinsurance contracts................         --               --        3,774        --         --           --
     Policyholders' benefits...................         --               --           --        --         (8)          --
                                                 ---------      -----------   ----------  --------   --------  -----------
  Subtotal.....................................         --                4        3,774        15         (8)          --
                                                 ---------      -----------   ----------  --------   --------  -----------
Other comprehensive income (loss)..............         --               --           --        --         --
Purchases/(3)/.................................         --                8          225        16        136            9
Sales/(4)/.....................................        (15)              (1)         (35)       (3)        --           (5)
Settlements/(5)/...............................         --               --           --        (5)        --           --
Transfers into Level 3/(1)/....................         --               --           --        --         --           --
Transfers out of Level 3/(1)/..................         --               (2)          --        --         --           --
                                                 ---------      -----------   ----------  --------   --------  -----------
BALANCE, DECEMBER 31, 2014.....................  $      --      $        61   $   10,711  $    260   $    128  $        42
                                                 =========      ===========   ==========  ========   ========  ===========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/Includes Level 3 amounts for Trading securities and consolidated VIE investments.
  /(3)/For the GMIB reinsurance contract asset and GWBL and other features reserves, represents premiums.
  /(4)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GWBL and other features reserves represents benefits paid.
  /(5)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2016 and 2015 by category for Level 3 assets and liabilities still held at December 31, 2016 and 2015, respectively:

                                                            EARNINGS (LOSS)
                                                ---------------------------------------
                                                                          INCREASE
                                                   NET     INVESTMENT (DECREASE) IN THE
                                                INVESTMENT   GAINS      FAIR VALUE OF    POLICY-
                                                  INCOME   (LOSSES),     REINSURANCE     HOLDERS'
                                                  (LOSS)      NET         CONTRACTS      BENEFITS     OCI
                                                ---------- ---------- -----------------  --------  ---------
                                                                        (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2016
STILL HELD AT DECEMBER 31, 2016
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $       -- $              --  $     --  $      11
     State and political subdivisions..........         --         --                --        --         (1)
     Commercial mortgage-backed................         --         --                --        --          9
     Asset-backed..............................         --         --                --        --          1
     Other fixed maturities,
       available-for-sale......................         --         --                --        --         --
                                                ---------- ---------- -----------------  --------  ---------
       Subtotal................................ $       -- $       -- $              --  $     --  $      20
                                                ---------- ---------- -----------------  --------  ---------
   GMIB reinsurance contracts..................         --         --              (261)       --         --
   Separate Accounts' assets/(1)/..............         --         20                --        --         --
   GWBL and other features' liability..........         --         --                --       (20)        --
                                                ---------- ---------- -----------------  --------  ---------
       Total................................... $       -- $       20 $            (261) $    (20) $      20
                                                ========== ========== =================  ========  =========

Level 3 Instruments
Full Year 2015
Still Held at December 31, 2015
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $       -- $              --  $     --  $     (25)
     State and political subdivisions..........         --         --                --        --         (2)
     Commercial mortgage-backed................         --         --                --        --         61
     Asset-backed..............................         --         --                --        --         (4)
     Other fixed maturities,
       available-for-sale......................         --         --                --        --         --
                                                ---------- ---------- -----------------  --------  ---------
       Subtotal................................ $       -- $       -- $              --  $     --  $      30
                                                ---------- ---------- -----------------  --------  ---------
   GMIB reinsurance contracts..................         --         --              (141)       --         --
   Separate Accounts' assets/(1)/..............         --         36                --        --         --
   GWBL and other features' liability..........         --         --                --       184         --
                                                ---------- ---------- -----------------  --------  ---------
       Total................................... $       -- $       36 $            (141) $    184  $      30
                                                ========== ========== =================  ========  =========

  /(1)/There is an investment expense that offsets this investment gain (loss)

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2016 and 2015, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2016

                                          FAIR         VALUATION              SIGNIFICANT
                                          VALUE        TECHNIQUE           UNOBSERVABLE INPUT          RANGE
                                         ------- ---------------------- ------------------------- -----------------
                                                                       (IN MILLIONS)
ASSETS:
Investments:
Fixed maturities, available-for-sale:
   Corporate............................ $    55 Matrix pricing model             Spread over the
                                                                                industry-specific
                                                                            benchmark yield curve 0 BPS - 565 BPS

                                             636 Market comparable               EBITDA multiples   4.3X - 25.6X
                                                   companies                        Discount rate   7.0% - 17.8%
                                                                              Cash flow Multiples  14.0X - 16.5X
-------------------------------------------------------------------------------------------------------------------

   Asset-backed.........................       2 Matrix pricing model            Spread over U.S.
                                                                                   Treasury curve 25 BPS - 687 BPS
-------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets...............     295 Third party appraisal        Capitalization rate       4.8%
                                                                         Exit capitalization rate       5.7%
                                                                                    Discount rate       6.6%

                                               3 Discounted cash flow            Spread over U.S.
                                                                                   Treasury curve 273 BPS - 512 BPS
                                                                                  Discount factor   1.1% - 7.0%
-------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract asset.........  10,309 Discounted cash flow                 Lapse Rates    1.5% - 5.7%
                                                                                 Withdrawal rates   0.0% - 8.0%
                                                                           GMIB Utilization Rates   0.0% - 16.0%
                                                                             Non-performance risk  5 BPS - 17 BPS
                                                                        Volatility rates - Equity  11.0% - 38.0%
-------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GWBL and other features liability.......     164 Discounted cash flow                 Lapse Rates   1.0% - 11.0%
                                                                                 Withdrawal rates   0.0% - 8.0%
                                                                        Volatility rates - Equity  11.0% - 38.0%
-------------------------------------------------------------------------------------------------------------------

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2015

                                          Fair         Valuation                  Significant
                                          Value        Technique               Unobservable Input               Range
                                         ------- ---------------------- --------------------------------- ------------------
                                                                        (In Millions)
ASSETS:
Investments:
Fixed maturities, available-for-sale:
   Corporate............................ $    61 Matrix pricing model
                                                                        Spread over the industry-specific
                                                                                    benchmark yield curve 50 bps - 565 bps

                                             154 Market comparable                                 EBITDA   7.8x - 19.1x
                                                   companies                      multiples Discount rate   7.0% - 12.6%
                                                                                      Cash flow Multiples   14.0x - 16.5x
----------------------------------------------------------------------------------------------------------------------------

   Asset-backed.........................       3 Matrix pricing model                    Spread over U.S.
                                                                                           Treasury curve 30 bps - 687 bps
----------------------------------------------------------------------------------------------------------------------------

Other equity investments................      10 Market comparable                                Revenue
                                                   companies                          multiple Marketable    2.5x - 4.8x
                                                                                                 Discount       30.0%
----------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets...............     271 Third party appraisal                Capitalization rate       4.9%
                                                                                 Exit capitalization rate       5.9%
                                                                                            Discount rate       6.7%

                                               7 Discounted cash flow                    Spread over U.S.
                                                                                           Treasury curve
                                                                                   Gross domestic product 280 bps - 411 bps
                                                                                                     rate   0.0% - 1.09%
                                                                                          Discount factor    2.3% - 5.9%
----------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract asset.........  10,570 Discounted cash flow                         Lapse Rates    0.6% - 5.7%
                                                                                         Withdrawal rates   0.2% - 8.0%
                                                                                   GMIB Utilization Rates    0.0% - 15%
                                                                                     Non-performance risk  5 bps - 18 bps
                                                                                Volatility rates - Equity     9% - 35%
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GWBL and other features liability.......     120 Discounted cash flow                         Lapse Rates    1.0% - 5.7%
                                                                                         Withdrawal rates   0.0% - 7.0%
                                                                                Volatility rates - Equity     9% - 35%
----------------------------------------------------------------------------------------------------------------------------

   Excluded from the tables above at December 31, 2016 and 2015, respectively, are approximately $594 million and $865 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 37.5% and 63.1% of total assets classified as Level 3 and represent only 0.4% and 0.6% of total assets measured at fair value on a recurring basis at December 31, 2016 and 2015 respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2016 and 2015, respectively, are approximately $691 million and $215 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 81.8% and 51.2% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2016 and 2015, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2016 and 2015, are approximately 8.3% and 7.5%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts' assets classified as Level 3 in the table at December 31, 2016 and 2015, primarily consist of a private real estate fund with a fair value of approximately $295 million and $271 million, a private equity investment with a fair value of approximately $1 million and $2 million and mortgage loans with fair value of approximately $2 million and $5 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $12 million and $3 million at December 31, 2016 and $28 million and $7 million at December 31, 2015, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $18 million and $31 million as of December 31, 2016 and 2015, respectively) are currently valued using projected AUM growth rates with a weighted average of 18.0% and 46.0%, revenue growth rates (with a range of 4.0% to 31.0%) and 43.0%, and a discount rate (with a range of 1.4% to 6.4%) and 3.0% as of December 31, 2016 and December 31, 2015, respectively.

   The carrying values and fair values at December 31, 2016 and 2015 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                               FAIR VALUE
                                                             ----------------------------------------------
                                                             CARRYING
                                                              VALUE   LEVEL 1  LEVEL 2   LEVEL 3    TOTAL
                                                             -------- -------- -------- --------- ---------
                                                                             (IN MILLIONS)
December 31, 2016:
Mortgage loans on real estate............................... $  9,757 $     -- $     -- $   9,608 $   9,608
Loans to affiliates.........................................      703       --      775        --       775
Policyholders liabilities: Investment contracts.............    2,226       --       --     2,337     2,337
Funding Agreements..........................................    2,255       --    2,202        --     2,202
Policy loans................................................    3,361       --       --     4,257     4,257
Short-term debt.............................................      513       --      513        --       513
Separate Account Liabilities................................    6,194       --       --     6,194     6,194

December 31, 2015:
Mortgage loans on real estate............................... $  7,171 $     -- $     -- $   7,257 $   7,257
Loans to affiliates.........................................    1,087       --      795       390     1,185
Policyholders liabilities: Investment contracts.............    7,325       --       --     7,430     7,430
Funding Agreements..........................................      500       --      500        --       500
Policy loans................................................    3,393       --       --     4,343     4,343
Short-term debt.............................................      584       --      584        --       584
Separate Account Liabilities................................    5,124       --       --     5,124     5,124

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   Fair values for FHLBNY funding agreements are determined from a matrix pricing model and are internally assessed for reasonableness. The matrix pricing model for FHLBNY funding agreements utilizes an independently sourced Treasury curve which is separately sourced from the Barclays' suite of curves.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the Balance Sheet in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2014................... $  1,626  $  4,203  $  5,829
  Paid guarantee benefits....................     (231)     (220)     (451)
  Other changes in reserve...................      334     1,661     1,995
                                              --------  --------  --------
Balance at December 31, 2014.................    1,729     5,644     7,373
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,570      (258)    1,312
                                              --------  --------  --------
Balance at December 31, 2015.................    2,986     5,297     8,283
  Paid guarantee benefits....................     (357)     (280)     (637)
  Other changes in reserve...................      583       560     1,143
                                              --------  --------  --------
Balance at December 31, 2016................. $  3,212  $  5,577  $  8,789
                                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)
Balance at January 1, 2014................... $         791
  Paid guarantee benefits....................          (114)
  Other changes in reserve...................           155
                                              -------------
Balance at December 31, 2014.................           832
  Paid guarantee benefits....................          (148)
  Other changes in reserve...................           746
                                              -------------
Balance at December 31, 2015.................         1,430
  Paid guarantee benefits....................          (174)
  Other changes in reserve...................           302
                                              -------------
Balance at December 31, 2016................. $       1,558
                                              =============

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2016 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                              RETURN OF
                                                               PREMIUM    RATCHET  ROLL-UP    COMBO      TOTAL
                                                              ---------  --------  -------  ---------  --------
                                                                            (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account........................................... $  13,642  $    121   $   72  $     220  $ 14,055
   Separate Accounts......................................... $  40,736  $  8,905   $3,392  $  33,857  $ 86,890
  Net amount at risk, gross.................................. $     237  $    154   $2,285  $  16,620  $ 19,296
  Net amount at risk, net of amounts reinsured............... $     237  $    108   $1,556  $   7,152  $  9,053
  Average attained age of contractholders....................      51.2      65.8     72.3       67.1      55.1
  Percentage of contractholders over age 70..................       9.2%     37.1%    60.4%      40.6%     17.1%
  Range of contractually specified interest rates............       N/A       N/A    3%-6%    3%-6.5%   3%-6.5%

                                                    RETURN OF
                                                     PREMIUM  RATCHET  ROLL-UP    COMBO     TOTAL
                                                    --------- ------- ---------- -------- ---------
                                                                 (DOLLARS IN MILLIONS)
GMIB:
-----
  Account values invested in:
   General Account.................................       N/A     N/A $       33 $    321 $     354
   Separate Accounts...............................       N/A     N/A $   18,170 $ 39,678 $  57,848
  Net amount at risk, gross........................       N/A     N/A $    1,084 $  6,664 $   7,748
  Net amount at risk, net of amounts reinsured.....       N/A     N/A $      334 $  1,675 $   2,009
  Weighted average years remaining
   until annuitization.............................       N/A     N/A        1.6      1.3       1.3
  Range of contractually specified interest rates..       N/A     N/A      3%-6%  3%-6.5%   3%-6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance" in Note 9.

   The liability for SCS, SIO, MSO and IUL indexed features and the GIB and GWBL and other features, not included above, was $1,051 million and $494 million at December 31, 2016 and 2015, respectively, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

      . VARIABLE ANNUITY INFORCE MANAGEMENT. The Company continues to proactively manage its variable annuity in-force business. Since 2012, the Company has initiated several programs to purchase from certain contractholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. In March 2016, a program to give contractholders an option to elect a full buyout of their rider or a new partial (50%) buyout of their rider expired. The Company believes that buyout programs are mutually beneficial to both the Company and contractholders who no longer need or want all or part of the GMDB or GMIB rider. To reflect the actual payments and reinsurance credit received from the buyout program that expired in March 2016 the Company recognized a $4 million increase to Net earnings in 2016. For additional information, see "Accounting for VA Guarantee Features" in
          Note 2.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                 DECEMBER 31,
                                              -------------------
                                                2016      2015
                                              --------- ---------
                                                 (IN MILLIONS)
GMDB:
-----
Equity....................................... $  69,625 $  66,230
Fixed income.................................     2,483     2,686
Balanced.....................................    14,434    15,350
Other........................................       348       374
                                              --------- ---------
Total........................................ $  86,890 $  84,640
                                              ========= =========

GMIB:
-----
Equity....................................... $  45,931 $  43,874
Fixed income.................................     1,671     1,819
Balanced.....................................    10,097    10,696
Other........................................       149       170
                                              --------- ---------
Total........................................ $  57,848 $  56,559
                                              ========= =========

    C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2016, the total account value and net amount at risk of the hedged variable annuity contracts were $51,961 million and $7,954 million, respectively, with the GMDB feature and $38,559 million and $3,285 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies -- No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets.

                                               DIRECT   REINSURANCE
                                              LIABILITY    CEDED       NET
                                              --------- -----------  --------
                                                       (IN MILLIONS)
Balance at January 1, 2014................... $     829 $      (441) $    388
  Other changes in reserves..................       135        (114)       21
                                              --------- -----------  --------
Balance at December 31, 2014.................       964        (555)      409
  Other changes in reserves..................       120          16       136
                                              --------- -----------  --------
Balance at December 31, 2015.................     1,084        (539)      545
  Other changes in reserves..................       118         (84)       34
                                              --------- -----------  --------
Balance at December 31, 2016................. $   1,202 $      (623) $    579
                                              ========= ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains up to $25 million on each single-life policy and $30 million on each second-to-die policy, with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2016, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 3.8% and 49.3%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 18.0% and 56.0%, respectively, of its current liability exposure resulting from the GMIB feature. For additional information, see
   Note 8.

   Based on management's estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2016 and 2015 were $10,309 million and $10,570 million, respectively. The increases (decreases) in fair value were $(261) million, $(141) million and $3,964 million for 2016, 2015 and 2014, respectively.

   At December 31, 2016 and 2015, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,458 million and $2,458 million, of which $2,381 million and $2,005 million related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Chubb Tempest Reinsurance Ltd. (AA rating) and Connecticut General Life Insurance Company (AA- rating). At December 31, 2016 and 2015, affiliated reinsurance recoverables related to insurance contracts amounted to $2,177 million and $2,009 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   Reinsurance payables related to insurance contracts were $125 million and $131 million, at December 31, 2016 and 2015, respectively.

   The Company cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $82 million and $92 million at December 31, 2016 and 2015, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Company has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, AXA Equitable currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2016 and 2015 were $734 million and $744 million, respectively.

   For affiliated reinsurance agreements see "Related Party Transactions" in
   Note 11.

   The following table summarizes the effect of reinsurance:

                                               2016    2015    2014
                                              ------  ------  ------
                                                   (IN MILLIONS)

Direct premiums.............................. $  850  $  820  $  844
Reinsurance assumed..........................    206     207     211
Reinsurance ceded............................   (176)   (173)   (181)
                                              ------  ------  ------
Premiums..................................... $  880  $  854  $  874
                                              ======  ======  ======
Universal Life and Investment-type Product
  Policy Fee Income Ceded.................... $  640  $  645  $  630
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  942  $  527  $  726
                                              ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities for individual DI and major medical policies were $1,918 million and $1,789 million before ceded reserves of $1,849 million and $1,709 million at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, respectively, $1,676 million and $1,652 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                              2016  2015  2014
                                              ----- ----- -----
                                                (IN MILLIONS)

Incurred benefits related to current year.... $   7 $  11 $  14
Incurred benefits related to prior years.....    15    22    16
                                              ----- ----- -----
Total Incurred Benefits...................... $  22 $  33 $  30
                                              ===== ===== =====
Benefits paid related to current year........ $  17 $  18 $  20
Benefits paid related to prior years.........    15    13    11
                                              ----- ----- -----
Total Benefits Paid.......................... $  32 $  31 $  31
                                              ===== ===== =====

10)SHORT-TERM DEBT

   As of December 31, 2016 and 2015, the Company had $513 million and
   $584 million, respectively, in commercial paper outstanding with weighted average interest rates of approximately 0.9% and 0.5%, respectively, all of which is related to AB.

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The AB Credit Facility is available for AB and SCB LLC's business purposes, including the support of AB's $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2016, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   On October 22, 2014, as part of an amendment and restatement, the maturity date of the AB Credit Facility was extended from January 17, 2017 to October 22, 2019. There were no other significant changes included in the amendment.

   On December 1, 2016, AB entered into a $200 million, unsecured 364-day senior revolving credit facility (the "AB Revolver") with a leading international bank and the other lending institutions that may be party thereto. The AB Revolver is available for AB's and SCB LLC's business purposes, including the provision of additional liquidity to meet funding requirements primarily related to SCB LLC's operations. Both AB and SCB LLC can draw directly under the AB Revolver and management expects to draw on the AB Revolver from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Revolver. The AB Revolver contains affirmative, negative and financial covenants which are identical to those of the AB Credit Facility. As of December 31, 2016, AB had no amounts outstanding under the AB Revolver.

   As of December 31, 2016 and 2015, AB and SCB LLC had no amounts outstanding under the AB Credit Facility. During 2016 and 2015, AB and SCB LLC did not draw upon the AB Credit Facility.

   In addition, SCB LLC has four uncommitted lines of credit with three financial institutions. Three of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $225 million, with AB named as an additional borrower, while one line has no stated limit. As of December 31, 2016 and 2015, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   LOANS TO AFFILIATES. In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new
   $382 million, seven year term loan with an interest rate of 4.0% was issued. In January 2016, the property was sold and a portion of the proceeds was used to repay the $382 million term loan outstanding and a $65 million prepayment penalty.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXARE Arizona Company's ("AXA Arizona") $50 million note receivable from AXA for $54 million. AXA Arizona is a wholly-owned subsidiary of AXA Financial. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   LOANS FROM AFFILIATES. In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% which was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   EXPENSE REIMBURSEMENTS AND COST SHARING AGREEMENTS. The Company provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with AXA Financial, certain AXA Financial subsidiaries and affiliates to conduct their business. In addition, the Company, along with other AXA affiliates, participates in certain intercompany cost sharing and service agreements including technology and professional development arrangements. The associated costs related to the service and cost sharing agreements are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company.

   AFFILIATED DISTRIBUTION EXPENSE. AXA Equitable pays commissions and fees to AXA Distribution Holding and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   AFFILIATED DISTRIBUTION REVENUE. AXA Distributors, a subsidiary of AXA Equitable, receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   AFFILIATED INVESTMENT ADVISORY AND ADMINISTRATIVE FEES. FMG, a subsidiary of AXA Equitable, provides investments advisory and administrative services to EQAT, VIP Trust, 1290 Funds and other AXA affiliated trusts. Investment advisory and administrative fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   AFFILIATED INVESTMENT ADVISORY AND ADMINISTRATIVE EXPENSES. AXA Investment Managers ("AXA IM"), AXA Real Estate Investment Managers ("AXA REIM") and AXA Rosenberg provide sub-advisory services to the Company's retail mutual funds and certain investments of the Company's General Account. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   The table below summarizes the expenses reimbursed to/from the Company and Commission and fees received/paid by the Company for 2016, 2015 and 2014:

                                                               2016     2015     2014
                                                             -------- -------- --------
                                                                   (IN MILLIONS)

EXPENSES PAID OR ACCRUED FOR BY THE COMPANY:
Paid or accrued expenses for services provided by AXA, AXA
  Financial and Affiliates.................................. $    188 $    164 $    173
Paid or accrued commission and fee expenses for sale of
  insurance products by AXA Distribution....................      587      603      616
Paid or accrued expenses for investment management services
  provided by AXA IM, AXA REIM and AXA Rosenberg............        2        1        1
                                                             -------- -------- --------
Total affiliated expenses paid or accrued for...............      777      768      790
                                                             ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR BY THE COMPANY:
Amounts received or accrued for cost sharing services
  provided to AXA, AXA Financial and affiliates.............      531      491      482
Amounts received or accrued for commissions and fees earned
  for sale of MONY America's insurance products.............       11       13        2
Amounts received or accrued for investment management and
  administrative services provided to EQAT, VIP Trust, 1290
  Funds and Other AXA Trusts................................      674      707      711
                                                             -------- -------- --------
Total affiliated revenue received or accrued for............ $  1,216 $  1,211 $  1,195
                                                             ======== ======== ========

   INSURANCE RELATED TRANSACTIONS. The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona.

   The Company currently reinsures to AXA Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2016 and 2015, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,574 million and $8,741 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and universal life and policy fee income in 2016, 2015 and 2014 related to the UL and no lapse guarantee riders totaled approximately
   $447 million, $453 million and $453 million, respectively. Ceded claims paid in 2016, 2015 and 2014 were $65 million, $54 million and $83 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,376 million at December 31, 2016) and/or letters of credit ($3,660 million at December 31, 2016). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2016, 2015 and 2014 totaled approximately $20 million, $21 million and $22 million, respectively. Claims and expenses paid in 2016, 2015 and 2014 were $6 million, $5 million and $10 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. Premiums and expenses associated with the reinsurance agreement were $4 million in both 2016 and 2015.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AB. These revenues are described below:

                                               2016     2015     2014
                                              ------- -------- --------
                                                    (IN MILLIONS)

Investment advisory and services fees........ $   999 $  1,056 $  1,062
Distribution revenues........................     372      415      433
Other revenues -- shareholder servicing fees.      76       85       91
Other revenues -- other......................       6        5        6

   OTHER TRANSACTIONS. Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see "Employee Benefit Plans" in Note 12.

   In 2016, AXA Equitable sold artwork to AXA Financial and recognized a $20 million gain on the sale. AXA Equitable used the proceeds received from this sale to make a $21 million donation to AXA Foundation, Inc. (the "Foundation"). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable, its subsidiaries and affiliates.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), AXA Equitable owns 70% and Saum Sing owns 30% of Broad Vista. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million, reported in Other equity investments in the consolidated balance sheets.

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $16 million, $18 million and $18 million in 2016, 2015 and 2014, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately
   $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for Federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000. AB's benefits are based on years of credited service and average final base salary.

   AB uses a December 31 measurement date for its pension plans.

   The funding policy of AB for its qualified pension plan is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. AB did not make a contribution to the AB Retirement Plan during 2016. AB currently estimates that it will contribute $4 million to the AB Retirement Plan during 2017. Contribution estimates, which are subject to change, are based on regulatory requirements, future market conditions and assumptions used for actuarial computations of the AB Retirement Plan's obligations and assets. AB Management, at the present time, has not determined the amount, if any, of additional future contributions that may be required.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2016     2015      2014
                                              -------  --------  --------
                                                     (IN MILLIONS)
Service cost................................. $    --  $      8  $      9
Interest cost................................       6        93       107
Expected return on assets....................      (5)     (159)     (155)
Actuarial (gain) loss........................       1         1         1
Net amortization.............................      --       110       111
                                              -------  --------  --------
Net Periodic Pension Expense................. $     2  $     53  $     73
                                              =======  ========  ========

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                                DECEMBER 31,
                                                             -----------------
                                                               2016     2015
                                                             -------  --------
                                                               (IN MILLIONS)

Projected benefit obligation, beginning of year............. $   129  $  2,657
Service cost................................................      --        --
Interest cost...............................................       6        93
Actuarial (gains) losses....................................       2        (6)
Benefits paid...............................................      (5)     (169)
Plan amendments and curtailments............................      --         1
                                                             -------  --------
  Projected Benefit Obligation..............................     132     2,576
Transfer to AXA Financial...................................      --    (2,447)
                                                             -------  --------
Projected Benefit Obligation, End of Year................... $   132  $    129
                                                             =======  ========

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                                                    DECEMBER 31,
                                                                                 ------------------
                                                                                   2016      2015
                                                                                 -------  ---------
                                                                                    (IN MILLIONS)

Pension plan assets at fair value, beginning of year............................ $    86  $   2,473
Actual return on plan assets....................................................       4         24
Contributions...................................................................      --         --
Benefits paid and fees..........................................................      (3)      (175)
                                                                                 -------  ---------
Pension plan assets at fair value, end of year..................................      87      2,322
PBO (immediately preceding the Transfer to AXA Financial in 2015)...............     132      2,576
                                                                                 -------  ---------
  Excess of PBO Over Pension Plan Assets (immediately preceding the Transfer to
   AXA Financial in 2015).......................................................     (45)      (254)
Transfer to AXA Financial....................................................... $    --  $     211
                                                                                 -------  ---------
Excess of PBO Over Pension Plan Assets, end of year............................. $   (45) $     (43)
                                                                                 =======  =========

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $45 million and $43 million at December 31, 2016 and 2015, respectively. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of those assets were $132 million and $87 million, respectively, at December 31, 2016 and $2,576 million and $2,322 million, respectively, at December 31, 2015.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2016 and 2015 that have not yet been recognized by AXA Equitable as components of net periodic pension cost.

                                               DECEMBER 31,
                                              --------------
                                               2016    2015
                                              ------  ------
                                               (IN MILLIONS)
Unrecognized net actuarial gain (loss)....... $  (51) $  (49)
Unrecognized prior service (cost) credit.....     (1)     (1)
                                              ------  ------
  Total...................................... $  (52) $  (50)
                                              ======  ======

   The estimated net actuarial gain (loss) and prior service (cost) credit expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $(1.4) million and $(23,000), respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   At December 31, 2016 and 2015, the total fair value of plan assets for the qualified pension plans was approximately $87 million and $86 million, respectively, all supporting the AB qualified retirement plan.

                                              DECEMBER 31,
                                              ------------
                                               2016   2015
                                              -----  -----
Fixed Maturities.............................  18.0%  24.0%
Equity Securities............................  61.0   56.0
Other........................................  21.0   20.0
                                              -----  -----
  Total...................................... 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1  LEVEL 2 LEVEL 3 TOTAL
                                              -------- ------- ------- ------
                                                       (IN MILLIONS)
DECEMBER 31, 2016:
ASSET CATEGORIES
Common and preferred equity.................. $     21 $    -- $    -- $   21
Mutual funds.................................       47      --      --     47
                                              -------- ------- ------- ------
  Total assets in the fair value hierarchy...       68      --      --     68
Investments measured at net assets value.....       --      --      --     19
                                              -------- ------- ------- ------
   Investments at fair value................. $     68 $    -- $    -- $   87
                                              ======== ======= ======= ======
December 31, 2015:
Asset Categories
Common and preferred equity.................. $     22 $    -- $    -- $   22
Mutual funds.................................       45      --      --     45
                                              -------- ------- ------- ------
  Total assets in the fair value hierarchy...       67      --      --     67
Investments measured at net assets value.....       --      --      --     19
                                              -------- ------- ------- ------
   Investments at fair value................. $     67 $    -- $    -- $   86
                                              ======== ======= ======= ======

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes.

   Discount Rate and Other Assumptions

   In 2015 and 2014 the discount rate assumptions used by AXA Equitable to measure the benefits obligations and related net periodic cost of the AXA Equitable QP reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under the AXA Equitable QP were discounted using a published high-quality bond yield curve for which AXA Equitable replaced its reference to the Citigroup-AA curve with the Citigroup Above-Median-AA curve beginning in 2014, thereby reducing the PBO of AXA Equitable's qualified pension plan and the related charge to equity to adjust the funded status of the plan by $25 million in 2014. At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $4 million in 2015.

   In fourth quarter 2015, the Society of Actuaries (SOA) released MP-2015, an update to the mortality projection scale issued last year by the SOA, indicating that while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested. For the year ended December 31, 2015 valuations of its defined benefits plans, AXA Equitable considered this new data as well as observations made from current practice regarding how best to estimate improved trends in life expectancies. As a result, AXA Equitable concluded to change the mortality projection scale used to measure and report its defined benefit obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and more aligned to current thinking in practice with respect to projections of mortality improvements. Adoption of that change increased the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $83 million. At December 31, 2014, AXA Equitable modified its then-current use of Scale AA by adopting 125% Scale AA and introduced additional refinements to its projection of assumed mortality, including use of a full generational approach, thereby increasing the year-end 2014 valuation of the AXA Equitable QP PBO by approximately
   $54 million.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2016 and 2015. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                              DECEMBER 31,
                                              -----------
                                              2016   2015
                                              -----  -----
Discount rates:
   AXA Equitable QP, immediately preceding
     Transfer to AXA Financial...............   N/A  3.98%
   Other AXA Equitable defined benefit plans. 3.48%  3.66%
   AB Qualified Retirement Plan.............. 4.75%   4.3%
  Periodic cost..............................  3.7%   3.6%

Rates of compensation increase:
  Benefit obligation.........................   N/A  6.00%
  Periodic cost..............................   N/A  6.46%

Expected long-term rates of return on
  pension plan assets (periodic cost)........  6.5%  6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under the AXA Equitable QP were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately
   $6 million and $10 million for 2015 and 2014, respectively.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2017, and in the aggregate for the five years thereafter, all of which are subsequent to the Assumption Transaction. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2016 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2017.........................................    $        4
2018.........................................             6
2019.........................................             6
2020.........................................             5
2021.........................................             6
Years 2022 - 2026............................            38

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2016, 2015 and 2014 for share-based payment arrangements as further described herein are as follows:

                                               2016   2015    2014
                                              ------ ------- ------
                                                  (IN MILLIONS)
Performance Units/Shares..................... $   17 $    18 $   10
Stock Options................................      1       1      1
AXA Shareplan................................     14      16     10
Restricted Units.............................    154     174    171
Other Compensation plans/(1)/................      1       2     --
                                              ------ ------- ------
Total Compensation Expenses.................. $  187 $   211 $  192
                                              ====== ======= ======

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Shares Plan (the "Performance Share Plan"). Prior to 2013 they were granted performance units under the AXA Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted ADR stock options in years prior to 2014.

   Performance Units and Performance Shares

   2016 GRANT. On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to employees of AXA Equitable. The extent to which 2016-2018 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $10 million.

   SETTLEMENT OF 2013 GRANT IN 2016. On March 22, 2016, share distributions totaling approximately $55 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance shares earned under the terms of the 2013 Performance Share Plan.

   2015 GRANT. On June 19, 2015, under the terms of the 2015 Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. The extent to which 2015-2017 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2016 and 2015 the expense associated with the June 19, 2015 grant of performance shares were $4 million and $8 million, respectively.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance units earned under the terms of the AXA Performance Unit Plan 2012.

   2014 GRANT. On March 24, 2014, under the terms of the 2014 Performance Share Plan, AXA awarded approximately 1.5 million unearned performance shares to employees of AXA Equitable. The extent to which 2014-2016 cumulative performance targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The first tranche of the performance shares will vest and be settled on the third anniversary of the award date; the second tranche of these performance shares will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2016, 2015 and 2014 the expense associated with the March 24, 2014 grant of performance shares was approximately $4 million, $4 million, and $9 million respectively.

   SETTLEMENT OF 2011 GRANT IN 2014. On April 3, 2014, cash distributions of approximately $26 million were made to active and former AXA Equitable employees in settlement of 1.0 million performance units earned under the terms of the AXA Performance Unit Plan 2011.

   The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. Approximately 2 million outstanding performance shares are at risk to achievement of 2017 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2015-2017 and 2014-2016 performance targets will determine the number of performance shares earned under those awards, respectively.

   Stock Options

   2016 GRANT. On June 6, 2016, 0.6 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 21.52 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 6, 2016, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 6, 2016 have a ten-year term. The weighted average grant date fair value per option award was estimated at 1.85 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 26.6%, a weighted average expected term of 8.1 years, an expected dividend yield of 6.49% and a risk-free interest rate of 0.33%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016, the Company recognized expenses associated with the June 6, 2015 grant of options of approximately $0.6 million.

   2015 GRANT. On June 19, 2015, approximately 0.4 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 22.90 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at
   1.58 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of 8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016 and 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $0.1 million and $0.3 million, respectively.

   2014 GRANT. On March 24, 2014, 0.4 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 18.68 euros All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on March 24, 2014, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 24, 2014 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.89 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 29.24%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.38% and a risk-free interest rate of 1.54%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016, 2015 and 2014 the Company recognized expenses associated with the March 24, 2014 grant of options of approximately $0.2 million, $0.2 million and $0.3 million, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA, AXA Financial and AB option plans during 2016 follows:

                                                                           Options Outstanding
                                         ---------------------------------------------------------------------------------------
                                                   AXA Ordinary Shares                AXA ADRs/(3)/         AB Holding Units
                                         ----------------------------------      ----------------------- -----------------------
                                                               Weighted                       Weighted                 Weighted
                                           Number              Average             Number     Average      Number      Average
                                         Outstanding           Exercise          Outstanding  Exercise   Outstanding   Exercise
                                         (In 000's)             Price            (In 000's)    Price     (In 000's)     Price
                                         -----------  ---------------------      ----------- ----------- -----------  ----------

Options Outstanding at January 1, 2016..    12,602.1  (Euro)          21.39             41.0 $     27.28     5,398.5  $    47.59
Options granted.........................       594.3  (Euro)          21.52               -- $        --        54.5  $     22.6
Options exercised.......................      (568.2)       (Euro)    14.93               -- $        --      (358.3) $     17.1
Options forfeited, net..................              (Euro)             --               -- $        --          --  $       --
Options expired/reinstated..............    (3,092.0)                  27.8              3.9       26.06        (9.7) $     65.0
                                         -----------                                --------              ----------
Options Outstanding at December 31, 2016     9,536.2  (Euro)          21.02             44.9 $     24.90     5,085.0  $     49.5
                                         ===========  =====================         ======== ===========  ==========  ==========
Aggregate Intrinsic Value/(1)/..........              (Euro)       30,077.2/(2)/             $     252.9                      --
                                                      =====================                  ===========              ==========
Weighted Average Remaining Contractual
  Term (in years).......................         3.1                                    1.89                    2.00
                                         ===========                                ========              ==========
Options Exercisable at December 31, 2016     7,169.4  (Euro)          20.43             44.8 $     24.90     4,700.9  $     47.6
                                         ===========  =====================         ======== ===========  ==========  ==========
Aggregate Intrinsic Value/(1)/..........              (Euro)       26,793.5                  $     252.9                      --
                                                      =====================                  ===========              ==========
Weighted Average Remaining Contractual
  Term (in years).......................        3.74                                    1.89                    2.00
                                         ===========                                ========              ==========

  /(1)/Aggregate intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2016 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   No stock options were exercised in 2016. The intrinsic value related to exercises of stock options during 2015 and 2014 were approximately
   $0.2 million and $3 million respectively, resulting in amounts currently deductible for tax purposes of approximately $0.1 million, and $1 million, respectively, for the periods then ended. In 2015 and 2014, windfall tax benefits of approximately $0.1 million and $1 million, respectively, resulted from exercises of stock option awards.

   At December 31, 2016, AXA Financial held 22,974 AXA ordinary shares in treasury at a weighted average cost of $23.95 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2016, 2015 and 2014, respectively.

                                                  AXA Ordinary Shares          AB Holding Units
                                              --------------------------  -------------------------
                                                2016     2015     2014      2016     2015     2014
                                              -------  -------  --------  -------  -------  -------

Dividend yield...............................    6.49%    6.29%     6.38%     7.1%     7.1%     8.4%
Expected volatility..........................    26.6%   23.68%    29.24%    31.0%    32.1%    48.9%
Risk-free interest rates.....................    0.33%    0.92%     1.54%     1.3%     1.5%     1.5%
Expected life in years.......................     8.1      8.2       8.2      6.0      6.0      6.0
Weighted average fair value per option at
  grant date................................. $  2.06  $  1.73  $   2.89  $  2.75  $  4.13  $  4.78

   As of December 31, 2016, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 3.22 years.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares. Likewise, AB awards restricted AB Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AB Holding units that vest ratably over three years are made to eligible AB employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   AXA Equitable has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2016, 2015 and 2014, respectively, the Company recognized compensation costs of $154 million, $174 million and $171 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for RSUs. At December 31, 2016, approximately 19.2 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2016, approximately $39 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of
   2.6 years.

   The following table summarizes restricted AXA ordinary share activity for 2016. In addition, approximately 84,611 RSUs were granted during 2016 with graded vesting over a 4-year service period.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2016...............     34,010 $    18.43
Granted......................................     13,909 $    22.63
Vested.......................................     11,613 $    23.81
                                              ---------- ----------
Unvested as of December 31, 2016.............     36,306 $    24.46
                                              ========== ==========

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction.

   AXA Shareplan

   2016 AXA SHAREPLAN. In 2016, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2016. Eligible employees could have reserved a share purchase during the reservation period from August 29, 2016 through September 9, 2016 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 17, 2016 through October 19, 2016. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 13, 2016 to the discounted formula subscription price in Euros. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of 15.53 euros/per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.63% formula discounted price of 17.73 euros/per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2016, which is July 1, 2021. All subscriptions became binding and irrevocable on October 19, 2016.

   The Company recognized compensation expense of $14 million, $16 million and $10 million in 2016, 2015 and 2014 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2016, 2015 and 2014 primarily invested under Investment Option B for the purchase of approximately $6 million, $5 million and $5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. On March 16, 2016, AXA ordinary share distributions totaling approximately $4 million were made to active and former AXA Equitable employees in settlement of approximately 0.2 million AXA Miles earned under the terms of the AXA Miles Program 2012.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of AXA Equitable, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AB implemented changes to AB's employee long-term incentive compensation award. AB amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, the Company's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AB engages in open-market purchases of AB Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2016 and 2015, AB purchased
   10.5 million and 8.5 million Holding units for $237 million and $218 million respectively. These amounts reflect open-market purchases of 7.9 million and
   5.8 million Holding units for $176 million and $151 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   During 2016, AB granted to employees and eligible directors 7.0 million restricted AB Holding unit awards (including 6.1 million granted in December for 2016 year-end awards). During 2015, AB granted to employees and eligible directors 7.4 million restricted AB Holding awards (including 7.0 million granted in December 2015 for year-end awards).

   During 2016 and 2015, AB Holding issued 0.4 million and 0.5 million Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $6 million and $9 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued Holding units.

   Effective July 1, 2013, management of AB and AB Holding retired all unallocated Holding units in AB's consolidated rabbi trust. To retire such units, AB delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AB units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AB's and AB Holding's units outstanding decreased by approximately
   13.1 million units. AB and AB Holding intend to retire additional units as AB purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AB units, as was done in December 2013.

   The cost of the 2016 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AB 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and eligible directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued Holding units. As of December 31, 2016, 0.4 million options to buy Holding units had been granted and 51.9 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 7.7 million Holding units were available for grant as of December 31, 2016.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                 2016       2015       2014
                                              ----------  -------  -----------
                                                        (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $     (274) $   (19) $      (552)
  Deferred (expense) benefit.................        387     (167)      (1,143)
                                              ----------  -------  -----------
Total........................................ $      113  $  (186) $    (1,695)
                                              ==========  =======  ===========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2016      2015       2014
                                              ---------  -------  -----------
                                                       (IN MILLIONS)

Expected income tax (expense) benefit........ $    (152) $  (578) $    (2,140)
Noncontrolling interest......................       135      124          119
Separate Accounts investment activity........       160      181          116
Non-taxable investment income (loss).........        15        8           12
Tax audit interest...........................       (22)       1           (6)
State income taxes...........................        (8)       1           (4)
AB Federal and foreign taxes.................       (15)       2            4
Tax settlement...............................        --       77          212
Other........................................        --       (2)          (8)
                                              ---------  -------  -----------
Income tax (expense) benefit................. $     113  $  (186) $    (1,695)
                                              =========  =======  ===========

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   In second quarter 2014, the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

   In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS' previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction ("DRD"). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   As of December 31, 2016 and 2015, the Company had a current tax liability of $218 million and $592 million respectively.

   The components of the net deferred income taxes are as follows:

                                                DECEMBER 31, 2016     December 31, 2015
                                              --------------------- ---------------------
                                               ASSETS   LIABILITIES  Assets   Liabilities
                                              --------- ----------- --------- -----------
                                                             (IN MILLIONS)

Compensation and related benefits............ $      88   $      -- $      93   $      --
Reserves and reinsurance.....................        --       1,786        --       1,740
DAC..........................................        --       1,197        --       1,253
Unrealized investment gains or losses........        --          23        --         134
Investments..................................        --       1,062        --       1,437
Net operating losses and credits.............       394          --       424          --
Other........................................         5          --        --          25
                                              ---------   --------- ---------   ---------
Total........................................ $     487   $   4,068 $     517   $   4,589
                                              =========   ========= =========   =========

   As of December 31, 2016, the Company had $394 million of AMT credits which do not expire.

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2016, $195 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately
   $79 million would need to be provided if such earnings were remitted.

   At December 31, 2016 and 2015, of the total amount of unrecognized tax benefits $394 million and $344 million, respectively, would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2016 and 2015 were $67 million and $52 million, respectively. For 2016, 2015 and 2014, respectively, there were $15 million, $(25) million and $(43) million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                               2016     2015     2014
                                              ------- -------  -------
                                                    (IN MILLIONS)

Balance at January 1,........................ $   418 $   475  $   592
Additions for tax positions of prior years...      39      44       56
Reductions for tax positions of prior years..      --    (101)    (181)
Additions for tax positions of current year..      --      --        8
                                              ------- -------  -------
Balance at December 31,...................... $   457 $   418  $   475
                                              ======= =======  =======

   During the second quarter of 2015, the Company reached a settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns. In 2015, the IRS commenced their examination of the 2008 and 2009 tax years, with prior years no longer subject to examination. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                    DECEMBER 31,
                                                             --------------------------
                                                               2016     2015     2014
                                                             -------  -------  --------
                                                                    (IN MILLIONS)

Unrealized gains (losses) on investments.................... $    44  $   261  $  1,142
Foreign currency translation adjustments....................     (77)     (59)      (34)
Defined benefit pension plans...............................     (46)     (43)     (811)
                                                             -------  -------  --------
Total accumulated other comprehensive income (loss).........     (79)     159       297
                                                             -------  -------  --------
Less: Accumulated other comprehensive (income) loss
  attributable to noncontrolling interest...................      86       69        54
                                                             -------  -------  --------
Accumulated Other Comprehensive Income (Loss) Attributable
  to AXA Equitable.......................................... $     7  $   228  $    351
                                                             =======  =======  ========

   Immediately preceding the Assumption Transaction, the AXA Equitable QP had approximately $1,193 million unrecognized net actuarial losses in AOCI that were transferred to AXA Financial, resulting in an increase in AOCI and a decrease in additional paid in capital of $1,193 million ($772 million net of tax), the net impact to AXA Equitable's consolidated Shareholder's Equity was $0 million.

   The components of OCI for the past three years, net of tax, follow:

                                                                                 2016      2015      2014
                                                                               --------  --------  -------
                                                                                      (IN MILLIONS)

Foreign currency translation adjustments:
  Foreign currency translation gains (losses) arising during the period....... $    (18) $    (25) $   (21)
  (Gains) losses reclassified into net earnings (loss) during the period......       --        --       --
                                                                               --------  --------  -------
  Foreign currency translation adjustment.....................................      (18)      (25)     (21)
                                                                               --------  --------  -------
Change in net unrealized gains (losses) on investments:
  Net unrealized gains (losses) arising during the year.......................     (160)   (1,020)   1,043
  (Gains) losses reclassified into net earnings (loss) during the year/(1)/...        2        12       37
                                                                               --------  --------  -------
Net unrealized gains (losses) on investments..................................     (158)   (1,008)   1,080
Adjustments for policyholders liabilities, DAC, insurance liability loss
  recognition and other.......................................................      (59)      127     (111)
                                                                               --------  --------  -------
Change in unrealized gains (losses), net of adjustments and (net of deferred
  income tax expense (benefit) of $(96), $(480) and $529).....................     (217)     (881)     969
                                                                               --------  --------  -------
Change in defined benefit plans:
  Net gain (loss) arising during the year.....................................       --        --      (95)
  Prior service cost arising during the year..................................       --        --       --
   Less: reclassification adjustments to net earnings (loss) for:/(2)/........
     Amortization of net (gains) losses included in net periodic cost.........       (3)       (4)      72
     Amortization of net prior service credit included in net periodic cost...       --        --       --
                                                                               --------  --------  -------
Change in defined benefit plans (net of deferred income tax expense (benefit)
  of $0, $(2) and $(15))......................................................       (3)       (4)     (23)
                                                                               --------  --------  -------
Total other comprehensive income (loss), net of income taxes..................     (238)     (910)     925
Less: Other comprehensive (income) loss attributable to noncontrolling
  interest....................................................................       17        15       29
                                                                               --------  --------  -------
Other Comprehensive Income (Loss) Attributable to AXA Equitable............... $   (221) $   (895) $   954
                                                                               ========  ========  =======

   /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(1) million, $(6) million and $(19) million for 2016, 2015 and 2014, respectively.
   /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 12). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $2 million and $(39) million for 2016, 2015 and 2014, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2017 and the four successive years are $218 million, $207 million, $194 million, $168 million, $159 million and $446 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2017 and the four successive years is $32 million, $33 million, $32 million, $16 million, $14 million and $44 million thereafter.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral, AXA Equitable has purchased FHLBNY stock of $109 million and pledged collateral with a carrying value of $3,885 million, as of December 31, 2016. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes AXA Equitable's activity of funding agreements with the FHLBNY.

                                               Outstanding
                                              balance at end      Maturity of        Issued during Repaid during
                                                 of year       Outstanding balance     the Year      the year
                                              --------------- ---------------------- ------------- -------------
December 31, 2016:                                                      (In Millions)
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $       6,000
Long-term FHLBNY funding agreements.......... $            58 less than 4 years      $          58 $          --
                                              $           862 Less than 5 years      $         862 $          --
                                              $           818 great than five years  $         818 $          --
                                              ---------------                        ------------- -------------
Total long term funding agreements........... $         1,738                        $       1,738 $          --
                                              ---------------                        ------------- -------------
Total FHLBNY funding agreements at
  December 31, 2016.......................... $         2,238                        $       7,738 $       6,000
                                              ===============                        ============= =============
December 31, 2015:
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $       6,000

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2016, 2015 and 2014, respectively, AXA Equitable recorded $21 million, $3 million and $42 million pre-tax charges related to severance and lease costs. The amounts recorded in 2014 included pre-tax charges of $25 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                   DECEMBER 31,
                                              ---------------------
                                                2016    2015   2014
                                              -------  -----  -----
                                                  (IN MILLIONS)

Balance, beginning of year................... $    89  $ 113  $ 122
Additions....................................      35     10     21
Cash payments................................     (18)   (32)   (24)
Other reductions.............................      --     (2)    (6)
                                              -------  -----  -----
Balance, End of Year......................... $   106  $  89  $ 113
                                              =======  =====  =====

   In an effort to further reduce its global real estate footprint, AB completed a comprehensive review of its worldwide office locations and began implementing a global space consolidation plan in 2012. This resulted in the sublease of office space primarily in New York as well as offices in England, Australia and various U.S. locations. In 2016, AB recorded new real estate charges of $18 million, resulting from new charges of $23 million relating to the further consolidation of office space at AB's New York offices, offset by changes in estimates related to previously recorded real estate charges of $5 million, which reflects the shortening of the lease term of AB's corporate headquarters from 2029 to 2024. Real estate charges are recorded in Other operating costs and expenses in the Company's consolidated Statements of earnings (loss).

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2016, these arrangements include commitments by the Company to provide equity financing of $697 million (including $249 million with affiliates) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2016. The Company had $883 million of commitments under existing mortgage loan agreements at December 31, 2016.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $425 million for the four of SCB LLC's four uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $366 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2009, AB entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2016 AB had funded $34 million of this commitment.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2016, AB had funded $21 million of this commitment.

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2016, AB had funded $6 million of this commitment.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)LITIGATION

   INSURANCE LITIGATION

   In July 2011, a derivative action was filed in the United States District Court of the District of New Jersey entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("Sivolella Litigation") and a substantially similar action was filed in January 2013 entitled Sanford ET AL. v. AX Equitable FMG ("Sanford Litigation"). These lawsuits were filed on behalf of a total of twelve mutual funds and, among other things, seek recovery under (i) Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") for investment management services and administrative services and (ii) a variety of other theories including unjust enrichment. The Sivolella Litigation and the Sanford Litigation were consolidated and a 25-day trial commenced in January 2016 and concluded in February 2016. In August 2016, the Court issued its decision in favor of AXA Equitable and AXA Equitable FMG, finding that the Plaintiffs had failed to meet their burden to demonstrate that AXA Equitable and AXA Equitable FMG breached their fiduciary duty in violation of Section 36(b) of the Investment Company Act or show any actual damages. In September 2016, the Plaintiffs filed a motion to amend the District Court's trial opinion and to amend or make new findings of fact and/or conclusions of law. In December 2016, the Court issued an order denying the motion to amend and Plaintiffs filed a notice to appeal the District Court's decision to the U.S. Court of Appeals for the Third Circuit.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, now entitled Ross v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under
   Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In April 2015, a second action in the United States District Court for the Southern District of New York was filed on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief as the Ross action. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as the Ross litigation. In December 2015, the Second Circuit denied the plaintiffs motion to consolidate their appeals but ordered that the appeals be heard together before a single panel of judges. In February 2017, the Second Circuit affirmed the decisions of the district court in favor of AXA Equitable.

   In November 2014, a lawsuit was filed in the Superior Court of New Jersey, Camden County entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all AXA Equitable variable life insurance policyholders who allocated funds from their policy accounts to investments in AXA Equitable's separate accounts, which were subsequently subjected to volatility-management strategy, and who suffered injury as a result thereof. The action asserts that AXA Equitable breached its variable life insurance contracts by implementing the volatility management strategy. In February 2016, the Court dismissed the complaint. In March 2016, the Plaintiff filed a notice of appeal. In August 2015, another lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all other similarly situated
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable which subsequently became subject to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of UL policies subject to AXA Equitable's cost of insurance ("COI") increase. In early 2016, AXA Equitable raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. The current complaint alleges a claim for breach of contract and a claim that the AXA Equitable made misrepresentations in violation of Section 4226 of the New York Insurance Law ("Section 4226"). Plaintiff seeks (a) with respect to its breach of contract claim, compensatory damages, costs, and, pre- and post-judgment interest, and
   (b) with respect to its claim concerning Section 4226, a penalty in the amount of premiums paid by the Plaintiff and the putative class. AXA Equitable's response to the complaint was filed in February 2017. Additionally, a separate putative class action and five individual actions challenging the COI increase have been filed against AXA Equitable.

   ALLIANCEBERNSTEIN LITIGATION

   During the first quarter of 2012, AB received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Electronics UK Limited ("Philips"), a former pension fund client, alleging that AB Limited (one of AB's subsidiaries organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to the initial investment in, and management of, a (Pounds)500 million portfolio of U.S. mortgage-backed securities. Philips has alleged damages ranging between $177 million and $234 million, plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form ("Claim") in the High Court of Justice in London, England, which formally commenced litigation with respect to the allegations in the Letter of Claim. By agreement dated November 26, 2016, the terms of which are confidential, this matter was settled. AB's contribution to the settlement amount was paid by AB's relevant insurance carriers.

           ---------------------------------------------------------

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

   In addition to the matters described above, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. In addition, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against businesses in the jurisdictions in which AXA Equitable and its subsidiaries do business, including actions and proceedings related to alleged discrimination, alleged breaches of fiduciary duties in connection with qualified pension plans and other general business-related matters. Some of the matters have resulted in the award of substantial fines and judgments, including material amounts of punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,185 million during 2017. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2016, 2015 and 2014, respectively, AXA Equitable's statutory net income (loss) totaled $679 million, $2,038 million and $1,664 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,278 million and $5,895 million at December 31, 2016 and 2015, respectively. In 2016, AXA Equitable paid $1,050 million in shareholder dividends. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS. In 2014, AXA Equitable paid $382 million in shareholder dividends.

   At December 31, 2016, AXA Equitable, in accordance with various government and state regulations, had $57 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity. In 2014, AXA Equitable, with the approval of the NYDFS, repaid at par value plus accrued interest of $825 million of outstanding surplus notes to AXA Financial.

   At December 31, 2016 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2016. The NYDFS is completing its periodic statutory examinations of the books, records and accounts of AXA Equitable for the years 2011 through 2015, but has not yet issued its final report.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2016        2015         2014
                                              ----------  ----------  -----------
                                                         (IN MILLIONS)
SEGMENT REVENUES:
Insurance/(1)/............................... $    6,703  $    6,822  $    12,656
Investment Management/(2)/...................      3,029       3,025        3,011
Consolidation/elimination....................        (27)        (28)         (27)
                                              ----------  ----------  -----------
Total Revenues............................... $    9,705  $    9,819  $    15,640
                                              ==========  ==========  ===========

  /(1)/Includes investment expenses charged by AB of approximately $50 million, $45 million and $40 million for 2016, 2015 and 2014, respectively, for services provided to the Company.
  /(2)/Intersegment investment advisory and other fees of approximately
       $77 million, $73 million and $67 million for 2016, 2015 and 2014, respectively, are included in total revenues of the Investment Management segment.

                                                 2016       2015        2014
                                              ---------  ----------  ----------
                                                        (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM OPERATIONS,
BEFORE INCOME TAXES:
Insurance.................................... $    (274) $    1,033  $    5,512
Investment Management/(1)/...................       706         618         603
Consolidation/elimination....................        (1)         (1)         --
                                              ---------  ----------  ----------
Total Earnings (Loss) from Operations,
  before Income Taxes........................ $     431  $    1,650  $    6,115
                                              =========  ==========  ==========

  /(1)/Net of interest expenses incurred on securities borrowed.

                                                   DECEMBER 31,
                                              ----------------------
                                                 2016        2015
                                              ----------  ----------
                                                   (IN MILLIONS)
SEGMENT ASSETS:
Insurance.................................... $  190,628  $  182,738
Investment Management/(1)/...................     13,139      11,895
Consolidation/elimination....................         (3)         (7)
                                              ----------  ----------
Total Assets................................. $  203,764  $  194,626
                                              ==========  ==========

  /(1)/In accordance with SEC regulations, the Investment Management segment includes securities with a fair value of $893 million and $460 million which have been segregated in a special reserve bank custody account at December 31, 2016 and 2015, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act. They also include cash held in several special bank accounts for the exclusive benefit of customers. As of December 31, 2016 and December 31, 2015, $53 million and $55 million, respectively, of cash were segregated in these bank accounts.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2016 and 2015 are summarized below:

                                                             THREE MONTHS ENDED
                                              ------------------------------------------------
                                               MARCH 31    JUNE 30   SEPTEMBER 30  DECEMBER 31
                                              ---------- ----------  ------------ ------------
                                                                (IN MILLIONS)
2016
Total Revenues............................... $    5,034 $    4,297   $     2,216 $     (1,842)
                                              ========== ==========   =========== ============
Total benefits and other deductions.......... $    2,580 $    2,721   $     2,246 $      1,727
                                              ========== ==========   =========== ============
Net earnings (loss).......................... $    1,720 $    1,061   $        22 $     (2,259)
                                              ========== ==========   =========== ============

2015
Total Revenues............................... $    3,567 $      220   $     5,714 $        318
                                              ========== ==========   =========== ============
Total benefits and other deductions.......... $    2,437 $    1,973   $     2,375 $      1,384
                                              ========== ==========   =========== ============
Net earnings (loss).......................... $      854 $   (1,025)  $     2,275 $       (640)
                                              ========== ==========   =========== ============

EQUI-VEST(R) Express/SM/ (Series 701)

A variable deferred annuity contract


PROSPECTUS DATED MAY 1, 2017


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS EQUI-VEST(R) EXPRESS/SM/?

EQUI-VEST(R) Express/SM /is a deferred annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options.

This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully. You have the right to cancel the contract within a certain number of days after receipt of the contract.


This contract is no longer being sold. This prospectus is for current contract owners only. All features and benefits described in this prospectus may not have been available at the time you purchased your contract. We have the right to restrict availability of any feature or benefit. We can refuse to accept any application or contribution from you at any time, including after the purchase of the contract.


VARIABLE INVESTMENT OPTIONS
FIXED INCOME
--------------------------------------------------------------------------------

.. 1290 VT High Yield Bond/(1)/
.. American Funds Insurance Series(R) Bond Fund

.. Charter/SM/ Multi-Sector Bond
.. EQ/Core Bond Index
.. EQ/Global Bond PLUS


.. EQ/Intermediate Government Bond
.. EQ/Money Market
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. Invesco V.I. High Yield

.. Ivy VIP High Income

.. Multimanager Core Bond
--------------------------------------------------------------------------------
DOMESTIC EQUITY
--------------------------------------------------------------------------------

.. 1290 VT Equity Income/(1)/
.. 1290 VT GAMCO Mergers & Acquisitions/(1)/
.. 1290 VT GAMCO Small Company Value/(1)/
.. 1290 VT Socially Responsible

.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility
.. AXA/AB Small Cap Growth

.. AXA/ClearBridge Large Cap Growth

.. AXA/Franklin Small Cap Value Managed Volatility

.. AXA/Janus Enterprise

.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. AXA/Mutual Large Cap Equity Managed Volatility
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/BlackRock Basic Value Equity

.. EQ/Capital Guardian Research

.. EQ/Common Stock Index
.. EQ/Equity 500 Index


.. EQ/Invesco Comstock


.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/Mid Cap Index
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income


.. Fidelity(R) VIP Contrafund(R)
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity

.. Ivy VIP Energy
.. Ivy VIP Mid Cap Growth
.. Ivy VIP Small Cap Growth

.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Technology
.. MFS(R) Utilities
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. VanEck VIP Global Hard Assets
--------------------------------------------------------------------------------

INTERNATIONAL/GLOBAL
--------------------------------------------------------------------------------
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility
.. AXA/Templeton Global Equity Managed Volatility
.. EQ/Emerging Markets Equity PLUS
.. EQ/International Equity Index
.. EQ/MFS International Growth
.. EQ/Oppenheimer Global
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value
--------------------------------------------------------------------------------

ASSET ALLOCATION
--------------------------------------------------------------------------------

.. 1290 VT DoubleLine Dynamic Allocation/(2)/
.. All Asset Aggressive - Alt 25/(3)/

.. All Asset Growth - Alt 20


.. AXA/AB Dynamic Moderate Growth
.. AXA Aggressive Allocation
.. AXA Balanced Strategy
.. AXA Conservative Allocation
.. AXA Conservative Growth Strategy
.. AXA Conservative-Plus Allocation
.. AXA Conservative Strategy
.. AXA/Franklin Balanced Managed Volatility
.. AXA/Franklin Templeton Allocation Managed Volatility
.. AXA Moderate Allocation
.. AXA Moderate Growth Strategy
.. AXA Moderate-Plus Allocation
.. Target 2015 Allocation
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation
--------------------------------------------------------------------------------

(1)This is the variable investment option's new name, effective on or about
   May 19, 2017, subject to regulatory approval. Please see "Portfolios of the Trusts" later in this prospectus for the variable investment option's former name.
(2)This variable investment option's name, investment objective and sub-adviser will change on or about May 19, 2017, subject to shareholder and regulatory approval. Please see "Portfolios of the Trusts" later in this Prospectus for more information, including the variable investment option's former name.
(3)Please see "Portfolios of the Trusts" later in this prospectus regarding the planned merger of the Portfolio in which this variable investment option invests, subject to shareholder approval.


You may allocate amounts to any of the variable investment options. At any time, we have the right to terminate your contributions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio that is part of one of the Trusts (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

TYPES OF CONTRACTS. For existing and new contract owners, we offer the contracts for use as:

..   A nonqualified annuity ("NQ") for after-tax contributions only

..   An individual retirement annuity ("IRA"), any of traditional IRA, Roth IRA or Inherited IRA beneficiary continuation contracts ("Inherited IRA").

A minimum contribution of $50 ($5,000 for Inherited IRA) is required to purchase a contract.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2017, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling
(800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


You have previously purchased an EQUI-VEST(R) contract and are receiving this prospectus as a current contract owner. As a current contract owner, you should note that the options, features and charges of the contract may have varied over time and may vary depending on your state. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract and/or see Appendix II.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                  EV Express Series 701 (IF/NB)

                                                                        #291170

Contents of this Prospectus

--------------------------------------------------------------------------------




             Index of key words and phrases                      4
             Who is AXA Equitable?                               5
             How to reach us                                     6
             EQUI-VEST(R) Express/SM/ at a glance -- key
               features                                          8

             ------------------------------------------------------
             FEE TABLE                                          10
             ------------------------------------------------------

             Examples                                           11
             Condensed financial information                    11

             ------------------------------------------------------
             1. CONTRACT FEATURES AND BENEFITS                  12
             ------------------------------------------------------
             How you can contribute to your contract            12
             Owner and annuitant requirements                   15
             How you can make your contributions                15
             What are your variable investment options under
               the contract?                                    15
             Portfolios of the Trusts                           16
             Allocating your contributions                      26
             Your right to cancel within a certain number of
               days                                             26
             Inherited IRA beneficiary continuation contract    26

             ------------------------------------------------------
             2. DETERMINING YOUR CONTRACT'S VALUE               28
             ------------------------------------------------------
             Your account value and cash value                  28
             Your contract's value in the variable investment
               options                                          28

             ------------------------------------------------------
             3. TRANSFERRING YOUR MONEY AMONG VARIABLE
               INVESTMENT OPTIONS                               29
             ------------------------------------------------------
             Transferring your account value                    29
             Disruptive transfer activity                       29
             Automatic transfer options                         30
             Rebalancing your account value                     30

             ------------------------------------------------------
             4. ACCESSING YOUR MONEY                            31
             ------------------------------------------------------
             Withdrawing your account value                     31
             How withdrawals are taken from your account value 31 Surrender of your contract to receive its cash
               value                                            32
             Termination                                        32
             When to expect payments                            32
             Your annuity payout options                        32


-------------
"We," "our," and "us" refer to AXA Equitable.
When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.


When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             5. CHARGES AND EXPENSES                            35
             ------------------------------------------------------
             Charges that AXA Equitable deducts                 35
             Charges under the contracts                        35
             Charges that the Trusts deduct                     36
             Group or sponsored arrangements                    36
             Other distribution arrangements                    37

             ------------------------------------------------------
             6. PAYMENT OF DEATH BENEFIT                        38
             ------------------------------------------------------
             Your beneficiary and payment of benefit            38
             How death benefit payment is made                  39
             Beneficiary continuation option                    39

             ------------------------------------------------------
             7. TAX INFORMATION                                 41
             ------------------------------------------------------
             Overview                                           41
             Buying a contract to fund a retirement arrangement 41
             Transfers among variable investment options        41
             Taxation of nonqualified annuities                 41
             Individual retirement arrangements ("IRAs")        43
             Traditional individual retirement annuities
               (traditional IRAs)                               44
             Roth individual retirement annuities ("Roth IRAs") 48 Federal and state income tax withholding and
               information reporting                            51
             Impact of taxes to AXA Equitable                   51

             ------------------------------------------------------
             8. MORE INFORMATION                                52
             ------------------------------------------------------
             About our Separate Account A                       52
             About the Trusts                                   52
             About the general account                          52
             About other methods of payment                     53
             Dates and prices at which contract events occur    53
             About your voting rights                           53
             Cybersecurity                                      54
             Statutory compliance                               54
             About legal proceedings                            54
             Financial statements                               54
             Transfers of ownership, collateral assignments,
               loans, and borrowing                             54
             Distribution of the contracts                      54


           -------------------------------------------------------------
           APPENDICES
           -------------------------------------------------------------
             I   --   Condensed financial information               I-1
            II   --   State contract availability and/or
                        variations of certain features and
                        benefits                                   II-1
           III   --   Hypothetical Illustrations                  III-1

           -------------------------------------------------------------
           STATEMENT OF ADDITIONAL INFORMATION
             Table of contents
           -------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                               PAGE

            account value                                       28
            annuitant                                           12
            annuity payout options                              32
            AXA Equitable Access Account                        39
            beneficiary                                         38
            beneficiary continuation option                     39
            business day                                        53
            cash value                                          28
            conduit IRA                                         46
            contract date                                       12
            contract date anniversary                           12
            contract year                                       12
            contributions                                       12
            contributions to Roth IRAs                          48
               regular contributions                            48
               rollovers and direct transfers                   48
               conversion contributions                         49
            contributions to traditional IRAs                   44
               regular contributions                            44
               rollovers and transfers                          45


                                                               PAGE

            disruptive transfer activity                         29
            IRA                                                1,43
            IRS                                                  41
            Inherited IRA                                         1
            market timing                                      7,29
            NQ                                                    1
            Online Account Access                                 6
            partial withdrawals                                  31
            portfolio                                            10
            processing office                                     6
            regular contribution                                 44
            Required Beginning Date                              46
            Roth IRA                                             48
            SAI                                                   1
            SEC                                                   1
            TOPS                                                  6
            traditional IRA                                       1
            Trusts                                                1
            unit                                                 28
            unit investment trust                                52
            variable investment options                           1

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
account value                          Annuity Account Value

unit                                   Accumulation unit

unit value                             Accumulation unit value
-----------------------------------------------------------------------------

                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $588.7 billion in assets as of December 31, 2016. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:

FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDIVIDUALLY BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Express/SM/
  Individual Annuity Lockbox
  P.O. Box 13459
  Newark, NJ 07188-0459

FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDIVIDUALLY BY EXPRESS DELIVERY:

  AXA Equitable
  JPMorganChase
  EQUI-VEST(R) Lockbox #13459
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail package
  Attn: Extraction Supervisor, (718) 242-0716

FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS AND SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Express/SM/
  Unit Annuity Lockbox
  P.O. Box 13463
  Newark, NJ 07188-0463

FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS AND SENT BY EXPRESS DELIVERY:

  JPMorganChase
  EQUI-VEST(R) Lockbox #13463
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail package
  Attn: Extraction Supervisor, (718) 242-0716
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  P.O. Box 4956
  Syracuse, NY 13221-4956

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  100 Madison Street, Suite 1000
  Syracuse, NY 13202

                              -------------------

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   confirmation notices of financial transactions; and

..   quarterly statements of your contract values as of the close of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.
--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS:

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options; and

..   the daily unit values for the variable investment options.

You can also:

..   change your allocation percentages and/or transfer among the variable investment options; and

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through Online Account Access only).

Under Online Account Access only you can:

..   make a contribution to your IRA or NQ annuity contract;

..   elect to receive certain contract statements electronically;

..   change your address;

                             WHO IS AXA EQUITABLE?

..   access "Frequently Asked Questions" and certain service forms; and

..   obtain performance information regarding the variable investment options.

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free (800) 755-7777. You may use Online Account Access by visiting our website at www.axa.com and clicking on Online Account Access. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among variable investment options" later in this Prospectus).

We reserve the right to discontinue offering TOPS at any time in the future.
--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.
--------------------------------------------------------------------------------
 TOLL-FREE TELEPHONE SERVICE:

You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)conversion of your traditional IRA contract to a Roth IRA contract;

(2)cancellation of your Roth IRA contract and return to a traditional IRA contract;

(3)election of the automatic investment program;

(4)election of general dollar-cost averaging;

(5)election of the rebalancing program;

(6)election of the automatic deposit service;

(7)election of the required minimum distribution ("RMD") automatic withdrawal option;

(8)election of the beneficiary continuation option;

(9)request for a transfer/rollover of assets or 1035 exchange to another carrier;

(10)purchase by, or change of ownership to, a non-natural owner;

(11)contract surrender and withdrawal requests;

(12)death claims; and

(13)partial annuitization of an NQ contract.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)address changes;

(2)beneficiary changes;

(3)transfers among variable investment options; and

(4)change of ownership.

TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)automatic investment program;

(2)general dollar-cost averaging;

(3)rebalancing program;

(4)systematic withdrawals; and

(5)the date annuity payments are to begin.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, all must sign.

                             WHO IS AXA EQUITABLE?

EQUI-VEST(R) Express/SM/ at a glance -- key features

--------------------------------------------------------------------------------

PROFESSIONAL INVESTMENT  EQUI-VEST(R) Express/SM/ variable investment options invest in different portfolios sub-advised by
MANAGEMENT               professional investment advisers.
----------------------------------------------------------------------------------------------------------------------------

TAX ADVANTAGES  .   On earnings inside the contract:               No tax until you make withdrawals from
                .   On transfers inside the contract:              your contract or receive annuity
                                                                   payments.
                                                                   No tax on transfers among variable
                                                                   investment options.
                -------------------------------------------------------------------------------------------

                      You should be aware that annuity contracts that were purchased as an
                      Individual Retirement Annuity (IRA) do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for individual retirement arrangements. Before contributing to one of these contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these contracts with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see
                      "Tax information" later in this Prospectus.)
----------------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS  .   NQ, traditional IRA and Roth IRA: Minimum: $50 initial and additional ($20 under our automatic investment program)
                      .   Inherited IRA
                         $5,000 (initial)(minimum)
                         $1,000 (additional)(minimum)
                      .   Maximum contribution limitations apply to all contracts
                      ------------------------------------------------------------------------
                      In general, contributions are limited to $1.5 million ($500,000 for owners or annuitants who are age 81 and older at contract issue)
                      under all EQUI-VEST(R) series contracts with the same owner or annuitant or $2.5 million under all AXA Equitable annuity
                      accumulation contracts with the same owner or annuitant. Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and
                      (ii) discontinue acceptance of contributions. For more information, see "How you can contribute to your contract" in "Contract features and benefits" later in this Prospectus.
----------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY  .   Partial withdrawals
                      .   Several periodic withdrawal options
                      .   Contract surrender
                      You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a penalty tax.
----------------------------------------------------------------------------------------------
PAYOUT OPTIONS        .   Fixed annuity payout options
                      .   Variable Immediate Annuity payout options (as described in a separate prospectus for that option)
----------------------------------------------------------------------------------------------
ADDITIONAL FEATURES   .   General dollar-cost averaging
                      .   Automatic investment program
                      .   Account value rebalancing (quarterly, semiannually and annually)
                      .   No charge on transfers among variable investment options
                      .   Minimum death benefit
----------------------------------------------------------------------------------------------
FEES AND CHARGES      .   Please see "Fee table" later in this Prospectus for complete details.
----------------------------------------------------------------------------------------------
ANNUITANT ISSUE AGES  0-85 (0-70 for Inherited IRA)
----------------------------------------------------------------------------------------------


THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS, INCLUDING THE AVAILABILITY OF ALL INVESTMENT OPTIONS, MAY VARY IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT

             EQUI-VEST(R) EXPRESS/SM/ AT A GLANCE -- KEY FEATURES

METHOD; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. PLEASE SEE APPENDIX II LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this Prospectus for additional information.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same Selling broker-dealer. Some Selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the Selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some Selling broker-dealers may limit their clients from purchasing some optional benefits based upon the client's age.

             EQUI-VEST(R) EXPRESS/SM/ AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN
TRANSACTIONS
------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of
contributions withdrawn (deducted if you surrender
your contract or make certain withdrawals)/(1)/         7.00%

Charge for third-party transfer or exchange (for each
occurrence)/(2)/                                        $65 (current and maximum)

Special services charges

  .   Wire transfer charge/(3)/                         $90 (current and maximum)

  .   Express mail charge/(3)/                          $35 (current and maximum)
------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.

CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT
DATE ANNIVERSARY
----------------------------------------------------------------
Maximum annual administrative charge:
   If your account value on the last day of your
   contract year is less than $100,000                    $50

   If your account value on the last day of your          $0
   contract year is $100,000 or more

CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS
EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:
Mortality and expense risks/(4)/                        0.85%
Other expenses                                          0.25%
                                                        -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                  1.10%
----------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


-------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2016 (expenses that are deducted from portfolio  Lowest Highest
assets including management fees, 12b-1 fees, service fees, and/or other expenses)/(5)/        0.61%  2.60%
-------------------------------------------------------------------------------------------------------------


Notes:

(1)Deducted upon a withdrawal of amounts in excess of the 10% fee withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal or surrender your contract. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1".

Contract Year
-------------
     1........ 7.00%
     2........ 6.00%
     3........ 5.00%
     4........ 4.00%
     5........ 3.00%
     6........ 2.00%
     7........ 1.00%
     8+....... 0.00%

                                   FEE TABLE

(2)This charge will never exceed 2% of the amount disbursed or transferred.

(3)Unless you specify otherwise, this charge will be deducted from the amount you request.

(4)A portion of this charge is for providing the death benefit.


(5)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.


EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2016, which results in an estimated annual charge of 0.1954% of contract value.


These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this Prospectus (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT       CONTRACT AT THE END OF THE
                                    THE END OF THE APPLICABLE TIME PERIOD     APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,044   $1,699    $2,362    $4,255    $408  $1,236  $2,079   $4,255
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $  849   $1,109    $1,360    $2,290    $200  $  617  $1,060   $2,290
---------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus for information about the unit values and number of units outstanding as of the period shown for each of the variable investment options available as of December 31, 2016.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT

The following table summarizes our current rules regarding contributions to your contract, which rules are subject to change. We can refuse to accept any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The minimum contribution amount under our automatic investment program is $20. We discuss the automatic investment program under ''About methods of payment'' in ''More information'' later in this Prospectus. All ages in the table refer to the age of the annuitant named in the contract. The contract is no longer available to new purchasers.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our right to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit the number of variable investment options which you may elect.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------


See ''Tax information'' later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. We currently do not accept any contribution if (i) the aggregate contributions under one or more EQUI-VEST(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue) or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on criteria we determine.


--------------------------------------------------------------------------------
THE ''ANNUITANT'' IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ''CONTRACT DATE'' IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12-MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12-MONTH PERIOD AFTER THAT DATE IS A ''CONTRACT YEAR.'' THE END OF EACH 12-MONTH PERIOD IS YOUR ''CONTRACT DATE ANNIVERSARY.'' FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                 AVAILABLE FOR ANNUITANT  MINIMUM              SOURCE OF            LIMITATIONS ON
 CONTRACT TYPE   ISSUE AGES               CONTRIBUTIONS        CONTRIBUTIONS        CONTRIBUTIONS
--------------------------------------------------------------------------------------------------------
NQ               0 through 85             .   $50 (initial     .   After-tax money. .   Additional
                                              and additional)  .   Paid to us by        contributions
                                                                   check or             can be made up
                                                                   transfer of          to the later of
                                                                   contract value       attainment of
                                                                   in a tax             age 86 or the
                                                                   deferred             first con-
                                                                   exchange under       tract date
                                                                   Section 1035 of      anniversary.
                                                                   the Internal
                                                                   Revenue Code.
                                                               .   Paid to us by
                                                                   an employer who
                                                                   establishes a
                                                                   payroll
                                                                   deduction
                                                                   program.
--------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------
                 AVAILABLE FOR ANNUITANT  MINIMUM              SOURCE OF                  LIMITATIONS ON
 CONTRACT TYPE   ISSUE AGES               CONTRIBUTIONS        CONTRIBUTIONS              CONTRIBUTIONS
--------------------------------------------------------------------------------------------------------------
Traditional IRA  0 through 85             $50 additional       .   "Regular"              .   Additional
                                                                   traditional IRA            rollover
                                                                   contributions              contributions
                                                                   either made by             can be made up
                                                                   you or paid to             to the later of
                                                                   us by an                   attainment of
                                                                   employer who               age 86 or the
                                                                   establishes a              first contract
                                                                   payroll                    date
                                                                   deduction                  anniversary.
                                                                   program.               .   Regular IRA
                                                               .   Additional                 contributions
                                                                   catch-up                   may not exceed
                                                                   contributions.             $5,500.
                                                               .   Eligible               .   No regular IRA
                                                                   rollover                   contributions
                                                                   distributions              in the calendar
                                                                   from 403(b)                year you turn
                                                                   plans,                     age 70 and
                                                                   qualified plans            thereafter.
                                                                   and                    .   Rollover and
                                                                   governmental               direct transfer
                                                                   employer EDC               contributions
                                                                   plans.                     after age
                                                               .   Rollovers from             70 1/2 must be
                                                                   another                    net of required
                                                                   traditional                minimum
                                                                   individual                 distributions.
                                                                   retirement             .   Although we
                                                                   arrangement.               accept rollover
                                                               .   Direct                     and direct
                                                                   custodian-to-custodian     transfer
                                                                   transfers from             contributions
                                                                   other                      under the
                                                                   traditional                traditional IRA
                                                                   individual                 contracts, we
                                                                   retirement                 intend that
                                                                   arrangements.              these contracts
                                                                                              be used for
                                                                                              ongoing regular
                                                                                              contributions.
                                                                                          .   Additional
                                                                                              catch-up
                                                                                              contributions
                                                                                              of up to $1,000
                                                                                              per calendar
                                                                                              year where the
                                                                                              owner is at
                                                                                              least age 50
                                                                                              but under age
                                                                                              70 1/2 at any
                                                                                              time during the
                                                                                              calendar year
                                                                                              for which the
                                                                                              contribution is
                                                                                              made.
--------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------
                  AVAILABLE FOR ANNUITANT  MINIMUM              SOURCE OF            LIMITATIONS ON
 CONTRACT TYPE    ISSUE AGES               CONTRIBUTIONS        CONTRIBUTIONS        CONTRIBUTIONS
---------------------------------------------------------------------------------------------------------
Roth IRA          0 through 85             $50 additional       .   Regular Roth     .   Additional
                                                                    IRA                  contributions
                                                                    contributions        can be made up
                                                                    either made by       to the later of
                                                                    you or paid to       attainment of
                                                                    us by an             age 86 or the
                                                                    employer who         first contract
                                                                    establishes a        date
                                                                    payroll              anniversary.
                                                                    deduction        .   Regular Roth
                                                                    program.             IRA
                                                                .   Additional           contributions
                                                                    catch-up             may not exceed
                                                                    contributions.       $5,500.
                                                                .   Rollovers from   .   Contributions
                                                                    another Roth         are subject to
                                                                    IRA.                 income limits
                                                                .   Rollovers from       and other tax
                                                                    a "designated        rules. See
                                                                    Roth                 "Contributions
                                                                    contribution         to Roth IRAs"
                                                                    account" under       in "Tax
                                                                    specified            information"
                                                                    retirement           later in this
                                                                    plans.               Prospectus.
                                                                .   Conversion       .   Additional
                                                                    rollovers from       catch-up
                                                                    a traditional        contributions
                                                                    IRA or other         of up to $1,000
                                                                    eligible             per calendar
                                                                    retirement plan.     year where the
                                                                .   Direct               owner is at
                                                                    transfers from       least age 50 at
                                                                    another Roth         any time during
                                                                    IRA.                 the calendar
                                                                                         year for which
                                                                                         the
                                                                                         contribution is
                                                                                         made.
---------------------------------------------------------------------------------------------------------
Inherited IRA     0 through 70             $1,000 additional    .   Direct           .   Any additional
(traditional IRA                                                    custodian-to-        contributions
or Roth IRA)                                                        custodian            must be from
                                                                    transfers of         the same type
                                                                    your interest        of IRA of the
                                                                    as death             same deceased
                                                                    beneficiary of       owner.
                                                                    the deceased     .   No additional
                                                                    owner's              contributions
                                                                    traditional          are permitted
                                                                    individual           to Inherited
                                                                    retirement           IRA contracts
                                                                    arrangement or       issued as a
                                                                    Roth IRA to an       Non-spousal
                                                                    IRA of the same      beneficiary
                                                                    type.                direct rollover
                                                                .   Non-spousal          from an
                                                                    beneficiary          Applicable Plan.
                                                                    direct rollover
                                                                    contributions
                                                                    may be made to
                                                                    an inherited
                                                                    IRA contract
                                                                    under specified
                                                                    circumstances
                                                                    from these
                                                                    "Applicable
                                                                    Plans":
                                                                    qualified
                                                                    plans, 403(b)
                                                                    plans and
                                                                    governmental
                                                                    employer 457(b)
                                                                    plans.
---------------------------------------------------------------------------------------------------------

See ''Tax information'' later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract, see ''Dates and prices at which contract events occur'' in ''More information'' later in this Prospectus. Please review your contract for information on contribution limitations.

                        CONTRACT FEATURES AND BENEFITS

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different than the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. Owners that are not individuals may be required to document their status to avoid 30% Foreign Account Tax Compliance Act ("FATCA") withholding from U.S.-source income.

Under traditional and Roth IRA contracts, the owner and annuitant must be the same person. For owner and annuitant requirements for Inherited IRA, see "Inherited IRA beneficiary continuation contract" later in this Prospectus.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be made by check drawn on a U.S. bank in U.S. dollars, and made payable to "AXA Equitable". We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or direct transfer. We do not accept third party checks endorsed to us except for rollover contributions, contract exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Additional contributions may also be made by wire transfer or our automatic investment program. The methods of payment are discussed in detail under "About other methods of payment" in "More information" later in this Prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the contributions. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

If additional contributions are permitted under the contract, generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR" IN "MORE INFORMATION" LATER IN THIS PROSPECTUS.
--------------------------------------------------------------------------------

WHAT ARE YOUR VARIABLE INVESTMENT OPTIONS UNDER THE CONTRACT?

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives, and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions and to limit the number of variable investment options you may elect.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA Equitable Funds Management Group, LLCFMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA Equitable Funds Management Group, LLCFMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.


The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy).

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program
(ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined

                        CONTRACT FEATURES AND BENEFITS
mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-advi17ser to fully implement the Portfolio's investment strategy could be negatively affected; and


   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


-------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -                                                                           INVESTMENT MANAGER (OR
 CLASS B SHARES                                                                    SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                     AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE       Seeks to achieve long-term capital appreciation.              .   AXA Equitable Funds        (check mark)
  ALLOCATION                                                                           Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks to achieve a high level of current income.              .   AXA Equitable Funds        (check mark)
  ALLOCATION                                                                           Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
AXA                  Seeks to achieve current income and growth of capital,        .   AXA Equitable Funds        (check mark)
  CONSERVATIVE-PLUS  with a greater emphasis on current income.                        Management Group, LLC
  ALLOCATION
-------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks to achieve long-term capital appreciation and           .   AXA Equitable Funds        (check mark)
  ALLOCATION         current income.                                                   Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS    Seeks to achieve long-term capital appreciation and           .   AXA Equitable Funds        (check mark)
  ALLOCATION         current income, with a greater emphasis on capital                Management Group, LLC
                     appreciation.
-------------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/          Seeks to achieve high total return through a combination      .   AXA Equitable Funds
  MULTI-SECTOR BOND  of current income and capital appreciation.                       Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of capital.                 .   AXA Equitable Funds
  CAP GROWTH                                                                           Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of capital.                 .   AXA Equitable Funds
  CAP VALUE                                                                            Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
TARGET 2015          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and               Management Group, LLC
                     income.
-------------------------------------------------------------------------------------------------------------------------------
TARGET 2025          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and               Management Group, LLC
                     income.
-------------------------------------------------------------------------------------------------------------------------------
TARGET 2035          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and               Management Group, LLC
                     income.
-------------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -                                                                           INVESTMENT MANAGER (OR
 CLASS B SHARES                                                                    SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                     AS APPLICABLE)                 MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
TARGET 2045          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and               Management Group, LLC
                     income.
-----------------------------------------------------------------------------------------------------------------------------
TARGET 2055          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and               Management Group, LLC
                     income.

-----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                             INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                                 SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                                  AS APPLICABLE)                 MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE    Seeks long-term capital appreciation and current income,   .   DoubleLine Capital LP
  DYNAMIC             with a greater emphasis on current income.
  ALLOCATION/(+)/
-----------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY        Seeks a combination of growth and income to achieve an     .   Boston Advisors, LLC
  INCOME/(1)/         above-average and consistent total return.
-----------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO         Seeks to achieve capital appreciation.                     .   GAMCO Asset Management,
  MERGERS &                                                                          Inc.
  ACQUISITIONS/(2)/
-----------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL   Seeks to maximize capital appreciation.                    .   GAMCO Asset Management,
  COMPANY VALUE/(3)/                                                                 Inc.
-----------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD    Seeks to maximize current income.                          .   AXA Equitable Funds
  BOND/(4)/                                                                          Management Group, LLC
                                                                                 .   AXA Investment Managers,
                                                                                     Inc.
                                                                                 .   Post Advisory Group, LLP
-----------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY      Seeks to track the investment results of the MSCI KLD      .   BlackRock Investment
  RESPONSIBLE         400 Social Index.                                              Management, LLC
-----------------------------------------------------------------------------------------------------------------------------
ALL ASSET             Seeks long-term capital appreciation and current income,   .   AXA Equitable Funds
  AGGRESSIVE -        with a greater emphasis on capital appreciation.               Management Group, LLC
  ALT 25/(++)/
-----------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -    Seeks long-term capital appreciation and current income.   .   AXA Equitable Funds
  ALT 20                                                                             Management Group, LLC
-----------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED       Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.     (check mark)
  VOLATILITY          emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                      in the Portfolio.                                              Management Group, LLC
                                                                                 .   BlackRock Investment
                                                                                     Management, LLC
-----------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED       Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.     (check mark)
  VOLATILITY          emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                      in the Portfolio.                                              Management Group, LLC
                                                                                 .   BlackRock Investment
                                                                                     Management, LLC
-----------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED      Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.     (check mark)
  VOLATILITY          emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                      in the Portfolio.                                              Management Group, LLC
                                                                                 .   BlackRock Investment
                                                                                     Management, LLC
-----------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                              INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                                  SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                                   AS APPLICABLE)                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC        Seeks to achieve total return from long-term growth of      .   AllianceBernstein L.P.       (delta)
  MODERATE GROWTH     capital and income.
------------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP      Seeks to achieve long-term growth of capital.               .   AllianceBernstein L.P.
  GROWTH                                                                          .   AXA Equitable Funds
                                                                                      Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA BALANCED          Seeks long-term capital appreciation and current income.    .   AXA Equitable Funds        (check mark)
  STRATEGY                                                                            Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE       Seeks to achieve long-term capital growth.                  .   ClearBridge Investments,
  LARGE CAP GROWTH                                                                    LLC
------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE      Seeks current income and growth of capital, with a          .   AXA Equitable Funds        (check mark)
  GROWTH STRATEGY     greater emphasis on current income.                             Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE      Seeks a high level of current income.                       .   AXA Equitable Funds        (check mark)
  STRATEGY                                                                            Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN          Seeks to maximize income while maintaining prospects for    .   AXA Equitable Funds        (check mark)
  BALANCED MANAGED    capital appreciation with an emphasis on risk-adjusted          Management Group, LLC
  VOLATILITY          returns and managing volatility in the Portfolio.           .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL    Seeks to achieve long-term total return with an emphasis    .   AXA Equitable Funds        (check mark)
  CAP VALUE MANAGED   on risk-adjusted returns and managing volatility in the         Management Group, LLC
  VOLATILITY          Portfolio.                                                  .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Franklin Advisory
                                                                                      Services, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN          Primarily seeks capital appreciation and secondarily seeks  .   AXA Equitable Funds        (check mark)
  TEMPLETON           income.                                                         Management Group, LLC
  ALLOCATION
  MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY     Seeks to achieve long-term capital appreciation with an     .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY  emphasis on risk-adjusted returns and managing volatility       Management Group, LLC
                      in the Portfolio.                                           .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Morgan Stanley Investment
                                                                                      Management Inc.
                                                                                  .   OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Seeks to achieve long-term growth of capital with an        .   AXA Equitable Funds        (check mark)
  CORE MANAGED        emphasis on risk-adjusted returns and managing volatility       Management Group, LLC
  VOLATILITY          in the Portfolio.                                           .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   EARNEST Partners, LLC
                                                                                  .   Federated Global
                                                                                      Investment Management
                                                                                      Corp.
                                                                                  .   Massachusetts Financial
                                                                                      Services Company d/b/a
                                                                                      MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                             INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                                 SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                                  AS APPLICABLE)                 MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.     (check mark)
  MANAGED VOLATILITY  emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                      in the Portfolio.                                              Management Group, LLC
                                                                                 .   BlackRock Investment
                                                                                     Management, LLC
-----------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Seeks to provide current income and long-term growth of    .   AXA Equitable Funds        (check mark)
  VALUE MANAGED       income, accompanied by growth of capital with an               Management Group, LLC
  VOLATILITY          emphasis on risk-adjusted returns and managing volatility  .   BlackRock Investment
                      in the Portfolio.                                              Management, LLC
                                                                                 .   Northern Cross, LLC
-----------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE  Seeks to achieve capital growth.                           .   Janus Capital Management
                                                                                     LLC
-----------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE    Seeks to achieve long-term growth of capital with an       .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY  emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
                      in the Portfolio.                                          .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   Capital Guardian Trust
                                                                                     Company
                                                                                 .   Thornburg Investment
                                                                                     Management, Inc.
                                                                                 .   Vaughan Nelson Investment
                                                                                     Management
-----------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP         Seeks to provide long-term capital growth with an          .   AXA Equitable Funds        (check mark)
  GROWTH MANAGED      emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
  VOLATILITY          in the Portfolio.                                          .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   HS Management Partners,
                                                                                     LLC
                                                                                 .   Loomis, Sayles & Company,
                                                                                     L.P.
                                                                                 .   Polen Capital Management,
                                                                                     LLC
                                                                                 .   T. Rowe Price Associates,
                                                                                     Inc.
-----------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE   Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.     (check mark)
  MANAGED VOLATILITY  emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                      in the Portfolio.                                              Management Group, LLC
                                                                                 .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   Massachusetts Financial
                                                                                     Services Company d/b/a
                                                                                     MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES     Seeks to achieve capital appreciation.                     .   Loomis, Sayles & Company,
  GROWTH                                                                             L.P.
-----------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                                 INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                                     SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                                      AS APPLICABLE)                 MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE     Seeks to achieve long-term capital appreciation with an        .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY  emphasis on risk adjusted returns and managing volatility          Management Group, LLC
                      in the Portfolio.                                              .   BlackRock Investment
                                                                                         Management, LLC
                                                                                     .   Diamond Hill Capital
                                                                                         Management, Inc.
                                                                                     .   Wellington Management
                                                                                         Company, LLP
---------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH   Seeks long-term capital appreciation and current income,       .   AXA Equitable Funds        (check mark)
  STRATEGY            with a greater emphasis on current income.                         Management Group, LLC
---------------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE      Seeks to achieve capital appreciation, which may               .   AXA Equitable Funds        (check mark)
  CAP EQUITY          occasionally be short-term, with an emphasis on risk               Management Group, LLC
  MANAGED VOLATILITY  adjusted returns and managing volatility in the Portfolio.     .   BlackRock Investment
                                                                                         Management, LLC
                                                                                     .   Franklin Mutual Advisers,
                                                                                         LLC
---------------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON         Seeks to achieve long-term capital growth with an              .   AXA Equitable Funds        (check mark)
  GLOBAL EQUITY       emphasis on risk adjusted returns and managing volatility          Management Group, LLC
  MANAGED VOLATILITY  in the Portfolio.                                              .   BlackRock Investment
                                                                                         Management, LLC
                                                                                     .   Templeton Investment
                                                                                         Counsel, LLC
---------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC    Seeks to achieve capital appreciation and secondarily,         .   BlackRock Investment
  VALUE EQUITY        income.                                                            Management, LLC
---------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN   Seeks to achieve long-term growth of capital.                  .   Capital Guardian Trust
  RESEARCH                                                                               Company
---------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK       Seeks to achieve a total return before expenses that           .   AllianceBernstein L.P.
  INDEX               approximates the total return performance of the Russell
                      3000(R) Index, including reinvestment of dividends, at a
                      risk level consistent with that of the Russell 3000(R) Index.
---------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX    Seeks to achieve a total return before expenses that           .   SSgA Funds Management,
                      approximates the total return performance of the Barclays          Inc.
                      U.S. Intermediate Government/Credit Bond Index,
                      including reinvestment of dividends, at a risk level
                      consistent with that of the Barclays U.S. Intermediate
                      Government/Credit Bond Index.
---------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS   Seeks to achieve long-term growth of capital.                  .   AllianceBernstein L.P.
  EQUITY PLUS                                                                        .   AXA Equitable Funds
                                                                                         Management Group, LLC
                                                                                     .   EARNEST Partners, LLC
---------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX   Seeks to achieve a total return before expenses that           .   AllianceBernstein L.P.
                      approximates the total return performance of the
                      Standard & Poor's 500 Composite Stock Price Index,
                      including reinvestment of dividends, at a risk level
                      consistent with that of the Standard & Poor's 500
                      Composite Stock Price Index.
---------------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                               INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                                   SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                                    AS APPLICABLE)                 MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS   Seeks to achieve capital growth and current income.          .   AXA Equitable Funds
                                                                                       Management Group, LLC
                                                                                   .   BlackRock Investment
                                                                                       Management, LLC
                                                                                   .   First International
                                                                                       Advisors, LLC
                                                                                   .   Wells Capital Management,
                                                                                       Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE       Seeks to achieve a total return before expenses that         .   AXA Equitable Funds
  GOVERNMENT BOND     approximates the total return performance of the Barclays        Management Group, LLC
                      U.S. Intermediate Government Bond Index, including           .   SSgA Funds Management,
                      reinvestment of dividends, at a risk level consistent with       Inc.
                      that of the Barclays U.S. Intermediate Government Bond
                      Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to achieve a total return (before expenses) that       .   AllianceBernstein L.P.
  EQUITY INDEX        approximates the total return performance of a composite
                      index comprised of 40% DJ Euro STOXX 50 Index, 25%
                      FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX
                      200 Index, including reinvestment of dividends, at a risk
                      level consistent with that of the composite index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK   Seeks to achieve capital growth and income.                  .   Invesco Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE     Seeks to achieve long-term capital appreciation.             .   J.P. Morgan Investment
  OPPORTUNITIES                                                                        Management Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Seeks to achieve a total return before expenses that         .   AllianceBernstein L.P.
  INDEX               approximates the total return performance of the Russell
                      1000(R) Growth Index, including reinvestment of dividends
                      at a risk level consistent with that of the Russell 1000(R)
                      Growth Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Seeks to achieve a total return before expenses that         .   SSgA Funds Management,
  INDEX               approximates the total return performance of the Russell         Inc.
                      1000(R) Value Index, including reinvestment of dividends,
                      at a risk level consistent with that of the Russell 1000(R)
                      Value Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/MFS                Seeks to achieve capital appreciation.                       .   Massachusetts Financial
  INTERNATIONAL                                                                        Services Company d/b/a
  GROWTH                                                                               MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX      Seeks to achieve a total return before expenses that         .   SSgA Funds Management,
                      approximates the total return performance of the                 Inc.
                      Standard & Poor's Mid Cap 400 Index, including
                      reinvestment of dividends, at a risk level consistent with that of the Standard & Poor's Mid Cap 400 Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/MONEY              Seeks to obtain a high level of current income, preserve     .   The Dreyfus Corporation
  MARKET/(+++)/       its assets and maintain liquidity.
-----------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER        Seeks to achieve capital appreciation.                       .   OppenheimerFunds, Inc.
  GLOBAL
-----------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL       Seeks to achieve maximum real return, consistent with        .   Pacific Investment
  REAL RETURN         preservation of capital and prudent investment                   Management Company LLC
                      management.
-----------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                               INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                                   SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                                    AS APPLICABLE)                 MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA        Seeks to generate a return in excess of traditional money    .   Pacific Investment
  SHORT BOND          market products while maintaining an emphasis on                 Management Company LLC
                      preservation of capital and liquidity.
-----------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS  Seeks to achieve high current income consistent with         .   AllianceBernstein L.P.
                      moderate risk to capital.                                    .   AXA Equitable Funds
                                                                                       Management Group, LLC
                                                                                   .   Pacific Investment
                                                                                       Management Company, LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY      Seeks to replicate as closely as possible (before expenses)  .   AllianceBernstein L.P.
  INDEX               the total return of the Russell 2000(R) Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE      Seeks to achieve long-term capital appreciation and          .   T. Rowe Price Associates,
  GROWTH STOCK        secondarily, income.                                             Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND     Seeks to achieve total return through capital appreciation   .   UBS Global Asset
  INCOME              with income as a secondary consideration.                        Management (Americas) Inc.
-----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Seeks to achieve long-term growth of capital.                .   AllianceBernstein L.P.
  AGGRESSIVE EQUITY                                                                .   AXA Equitable Funds
                                                                                       Management Group, LLC
                                                                                   .   ClearBridge Investments,
                                                                                       LLC
                                                                                   .   Scotia Institutional
                                                                                       Asset Management US, Ltd.
                                                                                   .   T. Rowe Price Associates,
                                                                                       Inc.
                                                                                   .   Westfield Capital
                                                                                       Management Company, L.P.
-----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE     Seeks to achieve a balance of high current income and        .   AXA Equitable Funds
  BOND                capital appreciation, consistent with a prudent level of         Management Group, LLC
                      risk.                                                        .   BlackRock Financial
                                                                                       Management, Inc.
                                                                                   .   DoubleLine Capital L.P.
                                                                                   .   Pacific Investment
                                                                                       Management Company LLC
                                                                                   .   SSgA Funds Management,
                                                                                       Inc.
-----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID      Seeks to achieve long-term growth of capital.                .   AllianceBernstein L.P.
  CAP GROWTH                                                                       .   AXA Equitable Funds
                                                                                       Management Group, LLC
                                                                                   .   BlackRock Investment
                                                                                       Management, LLC
                                                                                   .   Franklin Advisers, Inc.
                                                                                   .   Wellington Management
                                                                                       Company, LLP
-----------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                 INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                     SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                      AS APPLICABLE)                 MANAGEMENT
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID      Seeks to achieve long-term growth of capital.  .   AXA Equitable Funds
  CAP VALUE                                                              Management Group, LLC
                                                                     .   BlackRock Investment
                                                                         Management, LLC
                                                                     .   Diamond Hill Capital
                                                                         Management, Inc.
                                                                     .   Lord, Abbett & Co. LLC
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Seeks to achieve long-term growth of capital.  .   Allianz Global Investors
  TECHNOLOGY                                                             U.S. LLC
                                                                     .   AXA Equitable Funds
                                                                         Management Group, LLC
                                                                     .   SSgA Funds Management,
                                                                         Inc.
                                                                     .   Wellington Management
                                                                         Company, LLP


---------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                       INVESTMENT MANAGER (OR
 FUNDS) - SERIES II                                                              SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total returns through    .   Invesco Advisers, Inc.
  REAL ESTATE FUND   growth of capital and current income.                       .   Sub-Adviser: Invesco
                                                                                     Asset Management Limited
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH    The fund's investment objective is total return, comprised  .   Invesco Advisers, Inc.
  YIELD FUND         of current income and capital appreciation.                 .   Sub-Adviser: Invesco
                                                                                     Canada Ltd.
---------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth of      .   Invesco Advisers, Inc.
  INTERNATIONAL      capital.
  GROWTH FUND
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of      .   Invesco Advisers, Inc.
  CAP CORE EQUITY    capital.
  FUND
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of      .   Invesco Advisers, Inc.
  CAP EQUITY FUND    capital.
---------------------------------------------------------------------------------------------------------------


 AMERICAN FUNDS
 INSURANCE
 SERIES(R) -                                                                  INVESTMENT MANAGER (OR
 CLASS 4 SHARES                                                               SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
BOND FUND            The fund's investment objective is to provide as high a  .   Capital Research and
                     level of current income as is consistent with the            Management Company
                     preservation of capital.
------------------------------------------------------------------------------------------------------------

 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                           INVESTMENT MANAGER (OR
 SERVICE CLASS 2                                            SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.  .   Fidelity Management and
  CONTRAFUND(R)                                                 Research Company (FMR)
  PORTFOLIO
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST -                                          INVESTMENT MANAGER (OR
 SERVICE SHARES                                             SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.

-------------------------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE                                                                     INVESTMENT MANAGER (OR
 PORTFOLIOS                                                                    SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY       To seek to provide capital growth and appreciation.       .   Ivy Investment Management
                                                                                   Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME  To seek to provide total return through a combination of  .   Ivy Investment Management
                     high current income and capital appreciation.                 Company (IICO)
-------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE                                                  INVESTMENT MANAGER (OR
 PORTFOLIOS                                                 SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
------------------------------------------------------------------------------------------
IVY VIP MID CAP      To seek to provide growth of capital.  .   Ivy Investment Management
  GROWTH                                                        Company (IICO)
------------------------------------------------------------------------------------------
IVY VIP SMALL CAP    To seek to provide growth of capital.  .   Ivy Investment Management
  GROWTH                                                        Company (IICO)

------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. -                                             INVESTMENT MANAGER (OR
 SERVICE SHARES                                             SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO

-------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -                                                            INVESTMENT MANAGER (OR
 SERVICE CLASS                                                                 SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital        .   Massachusetts Financial
  INTERNATIONAL      appreciation.                                                 Services Company
  VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital        .   Massachusetts Financial
  TRUST SERIES       appreciation.                                                 Services Company
-------------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital        .   Massachusetts Financial
  MASSACHUSETTS      appreciation.                                                 Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO
-------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY    The fund's investment objective is to seek capital        .   Massachusetts Financial
  PORTFOLIO          appreciation.                                                 Services Company
-------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES     The fund's investment objective is to seek total return.  .   Massachusetts Financial
  SERIES                                                                           Services Company

--------------------------------------------------------------------------------------------------------------
 VANECK VIP TRUST -                                                             INVESTMENT MANAGER (OR
 S CLASS                                                                        SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                  AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL    Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND   primarily in hard asset securities. Income is a secondary      Corporation
                     consideration.
--------------------------------------------------------------------------------------------------------------

(*)This information reflects the variable investment option's name change effective on or about May 19, 2017, subject to regulatory approval. The chart below reflects the variable investment option's name in effect until on or about May 19, 2017. The number in the "FN" column corresponds with the number contained in the table above.



--------------------------------------------
 FN   VARIABLE INVESTMENT OPTION NAME
--------------------------------------------
 (1)  EQ/Boston Advisors Equity Income
--------------------------------------------
 (2)  EQ/GAMCO Mergers and Acquisitions
--------------------------------------------
 (3)  EQ/GAMCO Small Company Value
--------------------------------------------
 (4)  EQ/High Yield Bond
--------------------------------------------



(+)All Asset Moderate Growth -- Alt 15 will be reorganized as 1290 VT
   DoubleLine Dynamic Allocation effective on or about May 19, 2017, subject to regulatory and shareholder approval.
(++)Effective on or about May 19, 2017, subject to regulatory and shareholder approvals, interests in the All Asset Growth-Alt 20 investment option (the "surviving option") will replace interests in the All Asset Growth-Alt 25 investment option (the "replaced option"). We will move the assets from the replaced option into the surviving option on the date of the scheduled merger. The value of your interest in the surviving option will be the same as it was in the replaced option. We will also automatically direct any contributions made to a replaced option to the surviving option. Any allocation election to the replaced option will be considered as an allocation election to the surviving option. For more information about this portfolio merger, please contact our customer service representative.
(+++)The Board of Trustees of EQ Advisors Trust approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 628-6673.

                        CONTRACT FEATURES AND BENEFITS

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to any of the variable investment options. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the variable investment options they become part of your account value. We discuss account value in "Determining your contract's value" later in this Prospectus.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors, LLC ("AXA Advisors") financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

If, for any reason, you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right, you must mail the contract directly to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.

Your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. Some states require that we refund the full amount of your contribution (not including any investment gain or loss). For an IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract's cash value.

We may require that you wait six months before you apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

See Appendix II for any state variations.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrender of your contract to receive its cash value" later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS INTENDED TO PROVIDE OPTIONS TO BENEFICIARIES IN COMPLYING WITH FEDERAL INCOME TAX RULES. THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE THE CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE BEFORE MAKING A DECISION TO PURCHASE THE CONTRACT.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity was not issued by AXA Equitable. The beneficiary may want to change the investments of the "original IRA" inherited from the now-deceased IRA owner, but must take post-death required minimum distribution payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option ("BCO") restricted to eligible beneficiaries of contracts issued by AXA Equitable. See "Beneficiary continuation option for traditional IRA and Roth IRA contracts only" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now-deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.

WHO CAN PURCHASE AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-AXA Equitable contracts as follows:

..   beneficiaries of IRAs who are individuals ("IRA beneficiaries"); and

..   eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Non-spousal Applicable Plan beneficiaries"). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.

HOW AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS PURCHASED

IRA BENEFICIARY. A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under

                        CONTRACT FEATURES AND BENEFITS
the deceased owner's original Roth IRA. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

NON-SPOUSAL APPLICABLE PLAN BENEFICIARY. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

LIMITATIONS ON CERTAIN FEATURES UNDER THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Since the contract is set up to make post-death RMD payments at least once a year, the contract is not suitable for beneficiaries who do not want to take payments from this contract every year. Beneficiaries who do not want to take scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract's focus on payments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY AN IRA BENEFICIARY

..   The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

..   The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts (at least $5,000). See "How you can contribute to your contract" earlier in this section.

..   Any subsequent contribution must be at least $1,000 and must be a direct transfer of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

..   The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY A NON-SPOUSAL APPLICABLE PLAN BENEFICIARY

..   The initial contribution must be a direct rollover from the deceased plan participant's Applicable Plan and is subject to minimum contribution amounts (at least $5,000). See "How you can contribute to your contract" earlier in this section.

..   There are no subsequent contributions.

..   You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

..   You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.

FEATURES OF THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT WHICH APPLY TO EITHER TYPE OF OWNER

..   The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

..   An Inherited IRA beneficiary continuation contract is not available for annuitants over age 70.

..   You may make transfers among the variable investment options.

..   You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

..   The following features mentioned in the prospectus are not available under the Inherited IRA beneficiary continuation contract: successor owner/annuitant, automatic investment program and systematic withdrawals.

..   If you die, we will pay to a beneficiary that you choose the greater of the account value or the minimum death benefit.

..   Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the minimum death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. The increase in account value will be allocated to the variable investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in the variable investment options. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this Prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge. Please see "Surrender of your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)increased to reflect additional contributions;

(ii)decreased to reflect a withdrawal (plus applicable withdrawal charges); or

(iii)increased to reflect a transfer into, or decreased to reflect a transfer out of a variable investment option.

In addition, when we deduct the annual administrative charge or third-party transfer or exchange charge, we will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among variable investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the variable investment options.

You must transfer at least $300 of account value or, if less, the entire amount in the variable investment option. We may waive this minimum transfer amount requirement.

Upon advance notice to you, we may change or establish additional restrictions on transfers among the variable investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the variable investment options. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

You may request a transfer in writing, or by telephone using TOPS or on line using Online Account Access. You must send in all signed written requests directly to our processing office. Transfer requests should specify:

(1)the contract number,

(2)the dollar amounts to be transferred, and

(3)the variable investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small-and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small-and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer variable investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as variable investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity

           TRANSFERRING YOUR MONEY AMONG VARIABLE INVESTMENT OPTIONS under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC TRANSFER OPTIONS

GENERAL DOLLAR-COST AVERAGING

Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

The general dollar-cost averaging feature allows you to have amounts automatically transferred from the EQ/Money Market option to the other variable investment options on a monthly basis. In order to elect the general dollar-cost averaging option you must have a minimum of $2,000 in the EQ/Money Market option on the date we receive your election form at our processing office. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the EQ/Money Market option have been transferred out.

The minimum amount that we will transfer each month is $50. The maximum amount we will transfer is equal to your value in the EQ/Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. General dollar-cost averaging will then end. You may change the transfer amount once each contract year, or cancel this program at any time.

You may not elect dollar-cost averaging if you are participating in the rebalancing program.

REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing:

(a)the percentage you want invested in each variable investment option (whole percentages only), and

(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 variable investment options.

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REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL AND/OR FINANCIAL ADVISER BEFORE ELECTING THE PROGRAM.
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To be eligible, you must have at least $5,000 of account value in the variable investment options. We may waive this $5,000 requirement. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested; the rebalancing program will remain in effect unless you request that it be cancelled in writing.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

You may not elect the rebalancing program if you are participating in the dollar-cost averaging program.

           TRANSFERRING YOUR MONEY AMONG VARIABLE INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.

METHOD OF WITHDRAWAL

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                                                                                  MINIMUM
                         CONTRACT                            PARTIAL SYSTEMATIC DISTRIBUTION
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NQ                                                             Yes      Yes         No
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Traditional IRA                                                Yes      Yes         Yes
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Roth IRA                                                       Yes      Yes         No
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PARTIAL WITHDRAWALS
(ALL CONTRACTS)

You may take partial withdrawals from your account value at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If you request a withdrawal that leaves you with an account value of less than $500, we may treat it as a request to surrender the contract for its cash value. See "Surrender of your contract to receive its cash value" below.

Partial withdrawals in excess of the 10% free withdrawal amount may be subject to a withdrawal charge. See "10% free withdrawal amount" in "Charges and expenses" later in this prospectus.

SYSTEMATIC WITHDRAWALS
(ALL CONTRACTS EXCEPT INHERITED IRA)

You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.

You may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)Pro rata from all of your variable investment options, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)Pro rata from all of your variable investment options, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

(3)You may specify a dollar amount from one variable investment option. If you choose this option and the value in the investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS
(TRADITIONAL IRA CONTRACTS -- SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS.)

We offer our "required minimum distribution automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply if your withdrawal exceeds the free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to "Required minimum distributions" under "Individual Retirement Arrangements ("IRAs")" in "Tax information" later in this Prospectus. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals, which could increase the amount required to be withdrawn. For this purpose additional annuity contract benefits may include enhanced death benefits.

You may elect our RMD automatic withdrawal option in the year in which you reach age 70 1/2 or in any later year. To elect this option, you must have account value of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually.

We do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 10% free withdrawal amount.

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WE WILL SEND TO TRADITIONAL IRA OWNERS A FORM OUTLINING THE MINIMUM
DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE
NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
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HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options.

                             ACCESSING YOUR MONEY

AUTOMATIC DEPOSIT SERVICE

If you are receiving required minimum distribution payments from a traditional IRA contract, you may use our automatic deposit service.

Under this service we will automatically deposit the required minimum distribution payment from your traditional IRA contract directly into an existing EQUI-VEST(R) NQ or Roth IRA or an existing EQUI-VEST(R) Express/SM/ NQ or Roth IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs. See "Tax information" later in this Prospectus.

DEPOSIT OPTION FOR NQ CONTRACTS ONLY

If available, you may elect the deposit option for your benefit while you are alive, or for the benefit of your beneficiary.

If this option is available, proceeds from your NQ contract can be deposited with us for a period you select, but no longer than five years. We will hold the amounts in our general account. We will credit interest on the amounts at a guaranteed rate for the specified period using our then current rate for this option. We will pay out the interest on the amount deposited at least once each year.

If you elect this option for your benefit, you deposit the amount with us that you would otherwise apply to an annuity payout option. If you elect this option for your beneficiary before the annuitant's death, death benefit proceeds may be left on deposit with us subject to certain restrictions, instead of being paid out to the beneficiary.

Other restrictions apply to the deposit option. We may remove this payout option at any time. Your financial professional can provide more information about this option and whether it is available, or you may call our processing office.

SURRENDER OF YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. We will usually pay the cash value within seven calendar days, but we may delay payment as described in "When to expect payments" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

TERMINATION

We may terminate your contract and pay you the cash value if:

(1)your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2)you request a partial withdrawal that reduces your account value to an amount less than $500; or

(3)you have not made any contributions within 120 days from your contract date.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial annuitization" below.

Deferred annuity contracts such as EQUI-VEST(R) Express/SM/ provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your EQUI-VEST(R) Express/SM/ contract and all its benefits terminate and will be converted to a supplemental payout annuity contract ("payout option") that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your EQUI-VEST(R) Express/SM/ contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your EQUI-VEST(R) Express/SM/ contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We may also offer other payout options not outlined here. Your financial professional can provide details.

EQUI-VEST(R) Express/SM/ offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own and the annuitant's age at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

                             ACCESSING YOUR MONEY

ANNUITY PAYOUT OPTIONS

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Fixed annuity payout options             .   Life annuity
                                         .   Life annuity with period certain
                                         .   Life annuity with refund certain
                                         .   Period certain annuity
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Variable Immediate Annuity payout        .   Life annuity (not available in New
  options (as described in a separate        York)
  prospectus for this option)            .   Life annuity with period certain
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..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. If you choose this payout option and you die before the due date of the second (third, fourth, etc.) annuity payment, then you will only receive one (two, three, etc.) annuity payment.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the annuitant and the joint annuitant. A life annuity with period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

..   PERIOD CERTAIN ANNUITY: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.


The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

PARTIAL ANNUITIZATION

Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the annuity payout options described here, but if you choose a period certain annuity payout, the certain period must be for 10 years or more. We require you to elect partial annuitization on the form we specify. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See "Withdrawing your account value" above. See also the discussion of "Partial annuitization" under "Taxation of nonqualified annuities" in "Tax information."

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the EQUI-VEST(R) Express/SM/ contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your contract's maturity date. Your contract's maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday.

We will send you a notice with your contract statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investments options if a variable immediate annuity is selected. If you do not respond to the notice within the 30 days following your maturity date, your contract will be annuitized automatically.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. Also, in general, the longer the period over which we expect to make payments, the lower will be your payment each year.

                             ACCESSING YOUR MONEY

The amount of the annuity payments will depend on:

(1)the amount applied to purchase the annuity;

(2)the type of annuity chosen, and whether it is fixed or variable;

(3)in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4)in certain instances, the sex of the annuitant(s).

The amount applied to provide the annuity payments will be (1) the account value for any life annuity form, or (2) the cash value for any annuity certain (an annuity form that does not guarantee payments for a person's lifetime) except that if the period certain is more than five years, the amount applied will be no less than 95% of the account value.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

                             ACCESSING YOUR MONEY

5. Charges and expenses

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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

..   A mortality and expense risks charge.

..   A charge for other expenses.

We deduct the following charges from your account value. When we deduct these charges from your account value, we reduce the number of units credited to your contract:

..   on the last day of the contract year -- an annual administrative charge, if applicable.

..   charge for third-party transfer or exchange.

..   charges for certain optional special services.

..   at the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge.

..   at the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

CHARGES UNDER THE CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks under the contract, including the death benefit. The daily charge is equivalent to an annual rate of 0.85%.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to an annual rate of 0.25% of net assets in each variable investment option.

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge of $50 from your account value on the last business day of each contract year. The charge is deducted pro rata from the variable investment options. Also, we will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. We deduct the charge if your account value on the last business day of the contract year is less than $100,000. If your account value on such date is $100,000 or more, we do not deduct the charge. See Appendix II for any state variations.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(R) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

We impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $65 for each direct transfer or exchange. This charge will never exceed 2% of the amount disbursed or transferred. We will deduct this charge and any withdrawal charge that applies from your account value.

WITHDRAWAL CHARGE

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each

                             CHARGES AND EXPENSES
contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

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                                                             CONTRACT YEAR
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                                                             1   2   3   4   5   6   7   8+
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Percentage of contribution                                   7%  6%  5%  4%  3%  2%  1%  0%
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For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under most NQ contracts as withdrawn first. See "Tax information" later in this Prospectus. In the case of contract surrender, the free withdrawal amount is taken into account when calculating the amount of the withdrawal.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options.

The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

DEATH AND PURCHASE OF ANNUITY. The withdrawal charge does not apply if:

..   the annuitant dies and a death benefit is payable to the beneficiary,

                                     -or-

..   we receive a properly completed election form providing for the entire account value to be used to buy a life contingent annuity or a non-life annuity with a period certain for a term of at least ten years.

APPLICABLE ONLY TO CONTRACTS SOLD TO EMPLOYEES OF OCE BUSINESS SERVICES, INC. WHO QUALIFY FOR OCE BUSINESS SERVICES, INC. -- SUPPLEMENTAL INCENTIVE PLAN ("SIP")

No withdrawal charges will apply if the Annuitant has completed at least 6 contract years and has attained age 59 1/2.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum contribution requirements. We also may change the minimum death benefit or offer variable investment options that invest in shares of a Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements

                             CHARGES AND EXPENSES
for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while the contract is in force and the owner and annuitant are alive. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary.

DEATH BENEFIT

The death benefit is equal to the greater of (i) the account value as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment and (ii) the "minimum death benefit." The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, and any taxes that apply.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse's contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value as of the date that your spouse's contract is issued, and (ii) the "minimum death benefit" as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

HOW WITHDRAWALS AFFECT THE MINIMUM DEATH BENEFIT

Each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000-$16,000).

EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are both the owner and the annuitant and your spouse is the sole primary beneficiary or the joint owner, the contract can be continued as discussed below under "Successor owner and annuitant." Only a spouse who is the sole primary beneficiary can be successor owner/annuitant. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. A beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.

SUCCESSOR OWNER AND ANNUITANT. For all contracts, your spouse can elect upon your death to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse's death.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner and annuitant feature, we will increase the account value to equal your minimum death benefit if such death benefit is greater than such account value. The increase in the account value will be allocated to the variable investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. The minimum death benefit will continue to apply.

WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions, the owner changes after the original owner's death for purposes of receiving federal tax law required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary you name to receive the death benefit upon the annuitant's death your successor owner. If you do not want this beneficiary also to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time while the contract is in force and the owner and annuitant are alive by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

..   the cash value of the contract must be fully paid to the successor owner
    (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

..   the successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

                           PAYMENT OF DEATH BENEFIT

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed under "Beneficiary continuation option" below. The account value must be distributed no later than 5 years after the spouse's death.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account," which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY.

The beneficiary must elect this feature by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the variable investment options according to the allocation percentages we have on file for your contract.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this Prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the variable investment options but no additional contributions will be permitted.

..   The minimum death benefit will no longer be in effect.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as the "inherited annuity," may only be elected when the NQ contract owner dies before the date annuity payments are to begin, whether or not the owner and the annuitant are the

                           PAYMENT OF DEATH BENEFIT
same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section.

This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the variable investment options but no additional contributions will be permitted.

..   The minimum death benefit will no longer be in effect.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary that he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the minimum death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the variable investment options according to the allocation percentages we have on file for your contract.

..   No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

..   If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

..   The account value will not be reset to the death benefit amount.

..   The withdrawal charge schedule and free withdrawal amount on the contract will continue to be applied to any withdrawal or surrender other than scheduled payments.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceeds the free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" earlier in this Prospectus.

If a contract is jointly owned:

..   The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

..   If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" above.

..   If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" above.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST(R) Express/SM/ contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA or Roth IRA. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

FATCA


Even though this section in the Prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, FATCA and related rules may require us to document the status of certain contractholders, as well as report contract values and other information for such contractholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this prospectus, or a custodial or trusteed individual retirement account. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the guaranteed minimum death benefit, selection of variable investment options and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include enhanced death benefits. You should consider the potential implication of these Regulations before you make additional contributions to this annuity contract.

TRANSFERS AMONG VARIABLE INVESTMENT OPTIONS

You can make transfers among variable investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

                                TAX INFORMATION

All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity pay-out and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that AXA Equitable cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

                                TAX INFORMATION

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy) or the joint lives of you and your beneficiary, (or joint life expectancies) using an IRS-approved distribution method.

We will report a life-contingent partial annuitization made to an owner under age 59 1/2 as eligible for an exception to the distribution penalty tax. We may be required to treat a partial annuitization for a period certain of at least 10 years as being subject to the penalty for an owner under age 59 1/2.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account A. If you were treated as the owner, you would be taxed on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account A, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account A.

INDIVIDUAL RETIREMENT ARRANGEMENTS ("IRAS")

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   "traditional IRAs," typically funded on a pre-tax basis, including SEP IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans.

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)"). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as "individual retirement annuities" under Section 408(b) of the Internal Revenue Code. We offer the EQUI-VEST(R) Express/SM/ contract in both traditional IRA and Roth IRA versions. We also offer an Inherited IRA version for payment of post-death required minimum distributions for each).

This prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contracts.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for an opinion letter from the IRS approving the forms of the EQUI-VEST(R) Express/SM/ contract as a traditional or Roth IRA, respectively. Such IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment.

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YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since the contract is no longer available to new purchasers, this cancellation provision is no longer applicable.

You can cancel any version of the EQUI-VEST(R) Express/SM/ IRA contract (traditional IRA or Roth IRA) by following the directions under "Your right to cancel within a certain number of days" in "Contract features and benefits" earlier in this Prospectus. You can cancel an EQUI-VEST(R) Express/SM/ Roth IRA contract issued as a result of a full or partial conversion of any EQUI-VEST(R) Express/SM/ traditional IRA contract by following the instructions in the "EQUI-VEST(R) Express/SM/ Roth IRA Re-Characterization Form." The form is available from our processing office or your financial professional. If you cancel a traditional IRA, or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Generally, individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2017, after adjustment for cost-of-living changes. When your earnings are below $5,500 your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the taxable year in which you reach age 70 1/2 or any taxable year after that.


If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation, or compensation under $5,500, married individuals filing jointly can contribute up to $11,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,500 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $5,500 or 100% of ''earned income'' to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is being made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590-A, "Contributions to Individual Retirement Arrangements (IRAs)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.

ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A TRADITIONAL IRA OR ROTH IRA

Certain lower income individuals may be eligible for a nonrefundable income tax credit for contributions made to a traditional IRA or Roth IRA. Please see the current version of IRS Publication 590-A for details.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($5,500 for 2017 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50-70 1/2 catch-up contributions ($6,500 for 2017). See "Excess contributions" below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" below.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following

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calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans, also referred to as "governmental employer EDC plans";

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited traditional IRA with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself:

   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover:

   You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a 403(b) plan, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distribution is:

..   a "required minimum distribution" after age 70 1/2 or retirement; or

..   one of a series of substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   one of a series of substantially equal periodic payments made for a specified period of 10 years or more; or

..   a hardship withdrawal; or

..   a corrective distribution which fits specified technical tax rules; or

..   a loan that is treated as a distribution; or

..   a death benefit payment to a beneficiary who is not your surviving spouse;
    or

..   a qualified domestic relations order distribution to a beneficiary who is not your current or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the "one-per-year limit" noted later in this section.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of payments" later in this Prospectus under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the "one-per-year limit." It is the Roth IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spousal beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2;
    or

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..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publications 590-A and 590-B for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your Individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from "eligible retirement plans" other than traditional IRAs" and "Rollover and direct transfer contributions to traditional IRAs" above.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457 plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457 plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. You should discuss this with your tax adviser.

IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY

Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. You can direct AXA Equitable to make a distribution directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. Since an IRA owner is responsible for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return.

REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of receiving annuity payments.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your ''Required Beginning Date,'' which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of

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the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. If you do not elect one of these options, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amount from your traditional IRA into his or her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his or her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN

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INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SUCCESSOR OWNER AND ANNUITANT

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death. The required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   to pay for certain extraordinary medical expenses (special federal income tax definition); or

..   to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   to pay certain first-time home buyer expenses (special federal income tax definition -- there is a $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   to pay certain higher education expenses (special federal income tax definition; or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

ROTH INDIVIDUAL RETIREMENT ANNUITIES ("ROTH IRAS")

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional IRAs."

The EQUI-VEST(R) Express/SM/ Roth IRA contracts are designed to qualify as Roth individual retirement annuities under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion" rollover contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements (or designated Roth accounts under defined contribution plans); or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2017 after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.


If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach 70 1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, "Contributions to Individual Retirement Arrangements (IRAs)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS?  Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFERS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you

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actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two- year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, a 403(b)
    plan, or a governmental employer EDC plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the "one-per-year limit." It is the Roth IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the "one-per-year limit" noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan that is not a traditional IRA.

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To recharacterize a contribution you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12 month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender and termination of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   Rollovers from a Roth IRA to another Roth IRA;

..   Direct transfers from a Roth IRA to another Roth IRA;

..   "Qualified distributions" from Roth IRAs; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS

Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition -- there is a $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amounts distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- within any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime minimum distribution requirements do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

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EXCESS CONTRIBUTIONS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not ''excess contributions.''

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   we might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   we are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients that are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different marital status and number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender, termination, or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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8. More information

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ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account assets in any investment permitted by applicable law. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account
A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A that is available under the contract invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to limit the number of variable investment options which you may elect;

(4)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(5)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(6)to deregister Separate Account A under the Investment Company Act of 1940;

(7)to restrict or eliminate any voting rights as to Separate Account A; and

(8)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of the Separate Account, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

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The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, TRADITIONAL IRA, AND ROTH IRA CONTRACTS

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a bank checking or savings account, money market checking or savings account, or credit union checking or savings account and contributed as an additional contribution into an NQ, traditional IRA, or Roth IRA contract on a monthly basis. Contributions to all forms of IRAs are subject to the limitations and requirements discussed in "Tax information" earlier in this prospectus.

AIP additional contributions may be allocated to any of the variable investment options. Our minimum contribution amount requirement is $20. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

PAYROLL DEDUCTION PROGRAM. You can authorize your employer to remit your NQ, traditional IRA and Roth IRA contributions to us if your employer has a payroll deduction program. Those contributions are still your contributions, not your employer's.

WIRE TRANSFERS. You may also send your contributions by wire transfer from your bank.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   For general dollar-cost averaging, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

..   Quarterly rebalancing will be processed on a calendar year basis.
    Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

..   Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent auditors selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life

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insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.


STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your Contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling (800) 628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus. We may refuse to process a change of ownership of an NQ contract to an entity without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

You cannot assign or transfer ownership of a traditional IRA or Roth IRA contract except by surrender to us.

You cannot assign your contract as collateral or security for a loan. Loans are also not available under your contract. For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your traditional IRA or Roth IRA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge if one applies.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by AXA Advisors. AXA Advisors serves as a principal underwriter of Separate Account A. The offering of the contracts is intended to be continuous.

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AXA Advisors is an affiliate of AXA Equitable. AXA Advisors is under the common control of AXA Financial, Inc. Its principal business address is 1290 Avenue of the Americas, New York, NY 10104. It is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). AXA Advisors is also a distributor for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Advisors ("Selling broker-dealers").

AXA Equitable pays compensation to AXA Advisors based on contracts sold. AXA Equitable may also make additional payments to AXA Advisors. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to AXA Advisors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.5% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

                               MORE INFORMATION

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the unit values and the number of outstanding units for each variable investment option on the last business day of the periods shown. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.10%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2016.



----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016
----------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 55.31 $ 71.60 $ 79.68 $ 79.02 $ 91.23 $121.20 $136.18 $135.32 $147.17
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       2       2       2       3       3       3
----------------------------------------------------------------------------------------------------------------
ALL ASSET AGGRESSIVE-ALT 25
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $107.71 $108.98 $103.06 $112.44
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1
----------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
----------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.54 $118.88 $113.46 $125.67 $141.84 $143.64 $136.43 $147.84
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3       7       9       9       9       8       8
----------------------------------------------------------------------------------------------------------------
ALL ASSET MODERATE GROWTH-ALT 15
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $104.19 $105.54 $100.49 $107.95
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1
----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)BOND FUND/SM/
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.37 $100.22 $ 99.04 $100.70
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       6      11      13
----------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.11 $ 96.32 $110.94 $144.48 $155.46 $148.97 $176.34
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       1       2
----------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $103.20 $ 98.25 $111.56 $144.47 $160.87 $159.67 $175.33
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       2       2       3
----------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.95 $ 92.85 $106.01 $144.04 $148.23 $139.12 $165.84
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       1       2
----------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 95.01 $119.61 $133.76 $122.37 $138.17 $172.77 $178.94 $173.86 $187.06
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        20      57      91     111     107     111     112     108     102
----------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.42 $116.25 $120.03 $117.95 $123.63
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       3
----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                            $105.20 $114.27 $121.23 $122.17 $126.36 $130.39 $132.33 $130.56 $132.90
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      17      31      40      40      39      42      40      35
----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.10%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2016. (CONTINUED)



----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016
----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $102.79 $112.35 $115.36 $113.56 $117.89
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       3       4
----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.48 $104.76 $106.31 $104.96 $106.74
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       2
----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                            $101.40 $114.75 $123.78 $121.55 $129.08 $140.73 $143.58 $141.07 $146.13
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      25      37      47      47      49      46      47      42
----------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $172.09 $255.40 $281.53 $244.15 $282.46 $336.23 $338.14 $328.65 $339.60
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       9      15      13      13      12      11      11      10
----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 85.34 $114.22 $123.38 $101.37 $116.60 $135.52 $125.67 $118.89 $117.84
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      12      16      14      13      13      17      16      14
----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.24 $ 86.54 $ 99.79 $119.53 $110.59 $106.75 $105.45
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       1       1
----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.11 $125.09 $131.22 $108.80 $126.40 $149.17 $136.94 $131.15 $130.68
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       8      13      12      12      11      10      10       9
----------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.78 $ 83.55 $ 94.35 $ 89.36 $101.62 $132.22 $145.96 $144.89 $157.38
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       2       2       2
----------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.05 $ 96.10 $108.78 $103.64 $116.58 $156.11 $171.51 $176.46 $184.14
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       4      14      14      14      22      20      18
----------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.72 $ 91.38 $101.84 $ 95.61 $109.55 $143.53 $159.32 $151.23 $172.49
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       4       5       6       6       6      10       9       8
----------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.68 $111.09 $134.55 $120.52 $141.40 $186.09 $204.06 $194.67 $226.56
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      11      12      12      11      11      10      10       9
----------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.41 $115.04 $125.05 $120.72 $129.89 $145.31 $148.07 $145.15 $151.25
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        27      97     167     199     199     204     211     216     211
----------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.03 $120.26 $124.89 $122.54 $129.74
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2       8       7      10
----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.10%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2016. (CONTINUED)



----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016
----------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                            $101.21 $122.07 $134.67 $126.59 $139.63 $165.42 $169.77 $165.73 $175.83
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        49     139     189     220     205     215     211     210     196
----------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.36 $118.75 $123.06 $120.96 $124.14
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       4       3       4       7
----------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                            $102.63 $137.72 $181.49 $178.33 $203.86 $278.58 $285.37 $274.02 $305.10
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       5       7       7       7       7       6       6
----------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 70.54 $ 97.89 $113.55 $105.71 $125.90 $173.18 $177.78 $178.05 $177.65
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      10      17      22      24      26      25      23      20
----------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.05 $ 91.72 $100.96 $ 99.93 $109.93 $124.56 $130.84 $125.47 $137.05
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       7      10      10      11      13      15      13      14
----------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.45 $ 81.74 $100.45 $ 89.83 $103.80 $140.31 $141.72 $131.00 $161.77
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       3       3       3       3       3       3       2
----------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.88 $ 84.97 $ 92.77 $ 87.68 $ 99.47 $121.29 $126.52 $121.63 $131.72
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      10      12      14      14      13      13      14      13
----------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 84.46 $131.21 $171.68 $156.72 $168.56 $230.96 $226.80 $211.98 $200.58
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      11      19      24      26      26      26      25      23
----------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.42 $118.59 $126.92 $129.13 $143.78 $180.98 $192.98 $212.86 $224.86
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       5       6       7       7       7       7       6       7
----------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.96 $ 81.62 $ 90.36 $ 85.39 $ 96.45 $123.31 $133.78 $129.15 $144.55
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       2       2       2       2       2       2
----------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.62 $ 81.81 $ 87.38 $ 79.25 $ 93.53 $117.42 $117.41 $113.06 $117.71
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       5       6       6       6       6       6       6
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 95.26 $103.30 $108.93 $113.20 $117.92 $115.61 $117.07 $115.04 $117.11
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       4      10      12      15      16      16      16      16
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.98 $103.76 $130.99 $109.24 $120.32 $175.85 $169.38 $157.39 $170.23
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       3       3       3       5       4       3       2
----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.10%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2016. (CONTINUED)



----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
----------------------------------------------------------------------------------------------------------------
   Unit value                            $116.15 $145.21 $178.81 $160.90 $185.82 $262.29 $246.15 $211.47 $261.92
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       1       2       2       2       1
----------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $119.80 $154.36 $171.41 $164.27 $184.61 $251.47 $272.83 $253.24 $295.46
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      13      23      29      33      34      33      31      28
----------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.49 $ 97.62 $111.72 $110.05 $128.14 $166.97 $179.45 $174.46 $194.95
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       5       6       6       7       9       9       8       8
----------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.40 $104.53 $119.71 $123.14 $142.98 $186.33 $203.65 $205.26 $220.11
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       3       4       4       4       2       2       2
----------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 58.73 $ 74.54 $ 85.42 $ 84.93 $ 97.10 $127.21 $140.98 $139.35 $153.93
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       8      11      14      14      14      13      14      15
----------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $107.92 $109.60 $114.66 $118.84 $121.25 $118.00 $119.52 $118.72 $119.04
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       8      12      15      16      16      17      17      20
----------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 94.58 $ 90.58 $ 73.33 $ 79.56
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1
----------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.78 $ 81.88 $ 92.62 $ 92.99 $105.97 $137.84 $154.01 $153.52 $168.88
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      21      28      33      35      37      42      44      46
----------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
----------------------------------------------------------------------------------------------------------------
   Unit value                            $101.78 $117.40 $127.28 $127.58 $132.80 $145.76 $146.53 $148.71 $158.40
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       5       5       5       5       4       4       4
----------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------------------------------------
   Unit value                            $101.83 $142.46 $186.88 $178.38 $207.90 $286.04 $291.56 $271.92 $331.53
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5      16      26      32      35      37      38      37      36
----------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                            $113.59 $114.55 $120.44 $124.36 $127.56 $122.99 $122.72 $116.75 $116.26
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5      13      25      31      32      31      31      28      26
----------------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD BOND
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $101.45 $102.25 $ 98.00 $108.29
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1
----------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
----------------------------------------------------------------------------------------------------------------
   Unit value                            $139.44 $134.77 $138.91 $144.67 $144.47 $140.54 $141.12 $140.17 $139.25
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       5       8      11      11      10      10       9      10
----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.10%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2016. (CONTINUED)



----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016
----------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.08 $ 95.63 $ 99.51 $ 86.41 $ 99.36 $119.37 $109.91 $106.38 $107.52
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5      11      25      26      25      27      16      17      17
----------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.00 $ 91.43 $104.19 $101.00 $118.28 $157.97 $170.16 $157.87 $183.27
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       4       4       4       5      23      21      19
----------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.72 $ 99.09 $110.07 $103.17 $118.41 $159.01 $179.88 $173.83 $208.94
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       3       4       4       4       4       5       6
----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 49.94 $ 67.27 $ 77.14 $ 78.09 $ 88.60 $116.10 $128.88 $133.66 $140.58
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       5       6       8      12      15      18      20      22
----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 44.81 $ 52.80 $ 59.86 $ 59.01 $ 68.04 $ 88.55 $ 98.63 $ 93.23 $107.39
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       5      12      12      12      14      14      14
----------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.15 $131.86 $149.90 $132.37 $156.70 $176.12 $165.46 $163.97 $165.38
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       5       8      10      11      11      11      11      10
----------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 70.02 $ 94.37 $117.36 $113.28 $131.16 $171.98 $185.38 $178.10 $211.22
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      11      26      26      27      27      17      17      19
----------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
----------------------------------------------------------------------------------------------------------------
   Unit value                            $118.57 $117.26 $115.98 $114.71 $113.44 $112.20 $110.96 $109.74 $108.54
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        21      36      30      29      27      26      24      30      28
----------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.02 $ 93.25 $106.23 $ 96.01 $114.29 $142.80 $143.76 $146.70 $145.15
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       6      12      17      16      17      18      18      17
----------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 90.87 $ 96.94 $ 93.61 $102.14
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2       4       7       9
----------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
----------------------------------------------------------------------------------------------------------------
   Unit value                            $103.37 $110.41 $110.12 $108.70 $109.11 $108.00 $106.71 $105.25 $106.17
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      36      53      56      54      52      47      42      39
----------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                            $129.19 $135.51 $142.39 $142.55 $144.72 $139.86 $142.33 $141.09 $141.18
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       9      12      12      13      12      11      10       9
----------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                            $104.19 $129.97 $161.73 $153.56 $175.48 $238.54 $247.36 $233.46 $278.30
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       9      11      12      12      12      11      10      10
----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.10%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2016. (CONTINUED)



---------------------------------------------------------------------------------------------------------------
                                                           FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------------------
                                          2008   2009    2010    2011    2012    2013    2014    2015    2016
---------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
---------------------------------------------------------------------------------------------------------------
   Unit value                            $65.85 $ 92.90 $106.94 $103.71 $121.98 $166.40 $178.78 $194.89 $195.34
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1       6      15      20      23      25      27      28      27
---------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
---------------------------------------------------------------------------------------------------------------
   Unit value                            $78.93 $103.39 $115.62 $111.12 $124.04 $166.27 $188.19 $183.47 $199.87
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1       2       2       2       2       2       2       2       2
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $105.95 $101.87 $117.00 $151.54 $167.34 $166.18 $177.07
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       2      12      18      22      26      28      27
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $ 99.44 $116.23 $152.38 $170.73 $152.77 $171.15
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       2       3       5       6       6       5
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
---------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $110.68 $102.10 $129.10 $130.79 $147.91 $143.73 $144.73
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       1       4       8      10      12      12      11
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
---------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $ 95.14 $110.05 $116.20 $116.74 $111.57 $122.29
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       2       4       5       6       6       6
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
---------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $100.79 $114.88 $134.89 $133.52 $128.60 $126.30
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       2       4       4       5       5       5
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
---------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $104.33 $ 96.48 $105.55 $134.10 $138.15 $130.79 $146.38
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       2       3       3       3       3       3
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $108.65 $106.40 $119.60 $162.15 $163.71 $152.61 $168.81
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       2       1       1       1       1       1
---------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY
---------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $113.60 $102.16 $102.42 $129.41 $114.47 $ 88.14 $117.29
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       3       6       6       8      12      10
---------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
---------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $106.31 $110.67 $129.85 $141.91 $143.02 $132.25 $151.97
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       2      14      21      28      32      32      29
---------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
---------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $ 89.82 $100.88 $129.64 $138.30 $128.87 $135.25
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       1       5       6       7       8       8
---------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $ 99.61 $103.60 $146.89 $147.59 $148.71 $151.37
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       1       1       1       1       2       2
---------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.10%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2016. (CONTINUED)



----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016
----------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $113.49 $ 92.00 $111.05 $108.46 $102.29 $ 80.88 $ 96.61
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3      15      21      25      30      34      32
----------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.04 $103.01 $118.11 $149.09 $149.12 $156.80 $161.04
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       6       8      12      14      16      18
----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $101.94 $ 98.39 $115.63 $150.65 $164.95 $163.06 $174.68
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       1       1
----------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $189.79 $198.68
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1
----------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $119.14 $119.07 $134.55 $179.28 $195.75 $213.99 $229.39
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       3       4       5       5       6
----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
----------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $110.88 $116.80 $130.77 $155.48 $172.94 $145.80 $160.40
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       4       7      10      11      11      10
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 48.81 $ 66.26 $ 77.08 $ 71.44 $ 80.69 $109.45 $119.79 $123.20 $126.04
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5       9       9       9       8       8       8       6
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
----------------------------------------------------------------------------------------------------------------
   Unit value                            $124.05 $132.88 $139.58 $146.06 $152.36 $147.14 $150.97 $149.51 $151.77
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      12      20      28      34      38      40      39      36
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.35 $ 95.84 $120.27 $109.57 $125.10 $173.43 $179.86 $175.18 $185.00
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       4       5       4       5       3       3       3
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.38 $126.19 $155.89 $133.62 $151.73 $203.48 $211.98 $198.01 $233.20
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       6       6       6       6       6       5       4
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.68 $102.91 $119.80 $112.78 $126.51 $169.65 $190.52 $200.28 $215.81
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       6       9      10       9      10       9      10       9
----------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.05 $ 94.05 $103.00 $ 99.00 $108.54 $122.45 $124.69 $120.96 $126.37
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       3       4       3       4       4       4       3
----------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.62 $ 90.93 $100.66 $ 95.67 $106.78 $125.77 $129.40 $125.37 $133.19
----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2      10      11      13      14      13      13      14      15
----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.10%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2016. (CONTINUED)



------------------------------------------------------------------------------------------------------------
                                                          FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------
                                          2008   2009   2010   2011   2012    2013    2014    2015    2016
------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------
   Unit value                            $71.74 $89.09 $99.33 $93.67 $105.72 $127.82 $132.09 $127.98 $136.74
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        2      8     10     11      11      11      11      10       9
------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------
   Unit value                            $68.68 $86.79 $97.24 $90.85 $103.71 $128.44 $133.10 $128.70 $138.35
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      4      7      8       8       9       9      11      11
------------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --      --      --      -- $ 91.60 $ 99.20
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     -- $83.07 $ 84.71 $ 92.40 $ 73.70 $ 48.38 $ 68.63
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      3       7       8       9      11      10
------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

STATES WHERE CERTAIN EQUI-VEST(R) EXPRESS/SM/ FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CALIFORNIA   See "Contract features and        If you reside in the state of
             benefits"--"Your right to cancel  California and you are age 60 or within a certain number of days"  older at the time the contract is issued, you may return your
                                               variable annuity contract within
                                               30 days from the date that you
                                               receive it and receive a refund
                                               as described below.

                                               If you allocate your entire
                                               initial contribution to the
                                               EQ/Money Market option, the
                                               amount of your refund will be
                                               equal to your contribution less
                                               interest, unless you make a
                                               transfer, in which case the
                                               amount of your refund will be
                                               equal to your account value on
                                               the date we receive your request
                                               to cancel at our processing
                                               office. This amount could be
                                               less than your initial
                                               contribution. If you allocate
                                               any portion of your initial
                                               contribution to variable
                                               investment options other than
                                               the EQ/Money Market option, your
                                               refund will be equal to your
                                               account value on the date we
                                               receive your request to cancel
                                               at our processing office.
--------------------------------------------------------------------------------
FLORIDA      See "Your right to cancel within  If you reside in the state of
             a certain number of days" in      Florida, you may cancel your
             "Contract features and benefits"  variable annuity contract and return it to us within 21 days
                                               from the date that you receive
                                               it. You will receive an
                                               unconditional refund equal to
                                               the greater of the cash
                                               sur-render value provided in the
                                               annuity contract, plus any fees
                                               or charges deducted from the
                                               contributions or imposed under
                                               the contract, or a refund of all
                                               contributions paid.

             See "Withdrawal charge" in        If you are age 65 or older at
             "Charges and expenses"            the time your contract is
                                               issued, the applicable
                                               withdrawal charge will not
                                               exceed 10% of the amount
                                               withdrawn. In addition, no
                                               charge will apply after the end
                                               of the 10th contract year or 10
                                               years after a contribution is
                                               made, whichever is later.
--------------------------------------------------------------------------------

ILLINOIS     See "Selecting an annuity payout  You can choose the date annuity
             option" in the "Your annuity      payments are to begin, but it
             payout options" section under     may not be earlier than twelve
             "Accessing your money"            months from the EQUI-VEST(R)
                                               Express/SM/ contract date.
--------------------------------------------------------------------------------
NEW YORK     See "Accessing your               Maturity date: For contracts
             money"--"Selecting an annuity     issued in New York, the maturity
             payout option"                    date is: (i)The contract date
                                               anniversary that follows the
                                               annuitant's 95th birthday if the
                                               annuitant was not older than age
                                               80 when the contract was issued;
                                               and (ii)The contract date
                                               anniversary that is 10 years
                                               after the date the contract was
                                               issued if the annuitant was
                                               attained age 81 through 85 when
                                               the contract was issued.

             See "Charges and expenses --      The charge for contracts issued
             Annual administrative charge"     in New York is $30.
--------------------------------------------------------------------------------
PUERTO RICO  Beneficiary continuation option   Not Available
             (IRA)

             IRA contracts                     Available for rollovers from
                                               U.S. source 401(a) plans only.

             Inherited IRA                     Not Available
--------------------------------------------------------------------------------

                                     II-1

APPENDIX II: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
PUERTO RICO  Tax information -- Special rules  Income from NQ contracts we
(CONTINUED)  for NQ contracts                  issue is U.S. source. A Puerto
                                               Rico resident is subject to U.S.
                                               taxation on such U.S. source
                                               income. Only Puerto Rico source
                                               income of Puerto Rico residents
                                               is excludable from U.S.
                                               taxation. Income from NQ
                                               contracts is also subject to
                                               Puerto Rico tax. The calculation
                                               of the taxable portion of
                                               amounts distributed from a
                                               contract may differ in the two
                                               jurisdictions. Therefore, you
                                               might have to file both U.S. and
                                               Puerto Rico tax returns, showing
                                               different amounts of income from
                                               the contract for each tax
                                               return. Puerto Rico generally
                                               provides a credit against Puerto
                                               Rico tax for U.S. tax paid.
                                               Depending on your personal
                                               situation and the timing of the
                                               different tax liabilities, you
                                               may not be able to take full
                                               advantage of this credit. We
                                               require owners or beneficiaries
                                               of annuity contracts in Puerto
                                               Rico which are not individuals
                                               to document their status to
                                               avoid 30% FATCA withholding from
                                               U.S.-source income.
--------------------------------------------------------------------------------

                                     II-2

APPENDIX II: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Appendix III: Hypothetical Illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND DEATH

The following tables illustrate the changes in account value, cash value and the values of the death benefit under certain hypothetical circumstances for an EQUI-VEST(R) Express/SM/ contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.20)%, 3.80% for the EQUI-VEST(R) Express/SM/ contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect any applicable administrative charge and withdrawal charge.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.51%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.34% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of contract values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables. Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. For new business, we will furnish you with a personalized illustration upon request.

                                     III-1

                   APPENDIX III: HYPOTHETICAL ILLUSTRATIONS

VARIABLE DEFERRED ANNUITY
EQUI-VEST(R) EXPRESS/SM/
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
   RETURN OF PREMIUM GUARANTEED MINIMUM DEATH BENEFIT

------------------------------------------------------------------------------------------------
                                            RETURN OF PREMIUM
    CONTRACT                                GUARANTEED MINIMUM DEATH GREATER OF ACCOUNT VALUE OR
AGE   YEAR    ACCOUNT VALUE    CASH VALUE       BENEFIT              THE DEATH BENEFIT
------------------------------------------------------------------------------------------------
               0%      6%      0%     6%      0%           6%          0%            6%
------------------------------------------------------------------------------------------------
60      1    100,000 100,000 93,700  93,700 100,000      100,000     100,000       100,000
------------------------------------------------------------------------------------------------
61      2     97,750 103,800 91,592  97,261 100,000      100,000     100,000       103,800
------------------------------------------------------------------------------------------------
62      3     95,550 107,744 90,390 101,926 100,000      100,000     100,000       107,744
------------------------------------------------------------------------------------------------
63      4     93,397 111,839 89,195 106,839 100,000      100,000     100,000       111,839
------------------------------------------------------------------------------------------------
64      5     91,293 116,089 88,006 112,089 100,000      100,000     100,000       116,089
------------------------------------------------------------------------------------------------
65      6     89,234 120,500 86,825 117,500 100,000      100,000     100,000       120,500
------------------------------------------------------------------------------------------------
66      7     87,221 125,079 85,651 123,079 100,000      100,000     100,000       125,079
------------------------------------------------------------------------------------------------
67      8     85,252 129,832 84,485 128,832 100,000      100,000     100,000       129,832
------------------------------------------------------------------------------------------------
68      9     83,327 134,766 83,327 134,766 100,000      100,000     100,000       134,766
------------------------------------------------------------------------------------------------
69     10     81,443 139,887 81,443 139,887 100,000      100,000     100,000       139,887
------------------------------------------------------------------------------------------------
74     15     72,631 168,563 72,631 168,563 100,000      100,000     100,000       168,563
------------------------------------------------------------------------------------------------
79     20     64,746 203,119 64,746 203,119 100,000      100,000     100,000       203,119
------------------------------------------------------------------------------------------------
84     25     57,692 244,758 57,692 244,758 100,000      100,000     100,000       244,758
------------------------------------------------------------------------------------------------
89     30     51,379 294,933 51,379 294,933 100,000      100,000     100,000       294,933
------------------------------------------------------------------------------------------------
94     35     45,732 355,394 45,732 355,394 100,000      100,000     100,000       355,394
------------------------------------------------------------------------------------------------
95     36     44,676 368,899 44,676 368,899 100,000      100,000     100,000       368,899
------------------------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                                     III-2

                   APPENDIX III: HYPOTHETICAL ILLUSTRATIONS

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                           PAGE

Who is AXA Equitable?                                                       2

Calculation of annuity payments                                             2

Custodian and independent registered public accounting firm                 2

Distribution of the contracts                                               2

Calculating unit values                                                     2

Financial statements                                                        3

HOW TO OBTAIN AN EQUI-VEST(R) EXPRESS/SM/ (SERIES 701) STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call (800) 628-6673 or send this request form to:
  EQUI-VEST(R) Express/SM/
  Processing Office
  AXA Equitable
  P.O. Box 4956
  Syracuse, NY 13221-4956


----------------------------------------------------------------------------------
Please send me an EQUI-VEST(R) Express/SM/ (Series 701) Statement of
Additional Information dated May 1, 2017. (variable deferred annuity)
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                                         #57762

EQUI-VEST(R) Express/SM/ (Series 701)

A variable deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2017



AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104


--------------------------------------------------------------------------------


This Statement of Addititonal Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R) Express/SM/ (Series 701) dated May 1, 2017 That prospectus provides detailed information concerning the contracts and the variable investment options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free,
(800) 628-6673, or by contacting your financial professional.

        TABLE OF CONTENTS

        Who is AXA Equitable?                                        2

        Calculation of annuity payments                              2

        Custodian and independent registered public accounting firm  2

        Distribution of the contracts                                2

        Calculating unit values                                      2

        Financial statements                                         3




EQUI-VEST(R) is a registered service mark and Express/SM/ is a service mark of
             AXA Equitable Life Insurance Company (AXA Equitable).
 Distributed by its affiliate, AXA Advisors, LLC, 1290 Avenue of the Americas,
                              New York, NY 10104


  Copyright 2017 AXA Equitable Life Insurance Company -- All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                          EV Express Series 701
                                                                         #57762

WHO IS AXA EQUITABLE?

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values and a net investment factor. The annuity unit values used for EQUI-VEST(R) Express/SM/ may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

..   .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

..   .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST(R) Express/SM/ contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected option for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS

To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST(R) Express/SM/ contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2015, the annuity payment due in December 2015 would be $95.19 (the number of units (26.74) times $3.56).

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account A.


The financial statements of the Separate Account at December 31, 2016 and for each of the two years in the period ended December 31, 2016, and the consolidated financial statements of AXA Equitable at December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $0, $0 and $325,380 for each of the years 2016, 2015 and 2014. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $542,160,541 in 2016, $560,399,960 in 2015 and $571,445,806
in 2014. Of these amounts, for each of these three years, AXA Advisors retained $281,641,950, $285,764,982 and $305,637,317, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) Express/SM/ may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

                              (   _a    )     -    c
                                   b

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2016............   FSA-3
   Statements of Operations for the Year Ended December 31, 2016......  FSA-50
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2016 and 2015.......................................  FSA-68
   Notes to Financial Statements...................................... FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2016 and 2015............     F-2
   Consolidated Statements of Earnings (Loss), Years Ended
     December 31, 2016, 2015 and 2014.................................     F-3
   Consolidated Statements of Comprehensive Income (Loss), Years
     Ended December 31, 2016, 2015 and 2014...........................     F-4
   Consolidated Statements of Equity, Years Ended December 31, 2016,
     2015 and 2014....................................................     F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2016, 2015 and 2014..............................................     F-6
   Notes to Consolidated Financial Statements.........................     F-8

                                 FSA-1  #345643

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account A of AXA Equitable Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Investment Options constituting Separate Account A of AXA Equitable Life Insurance Company ("AXA Equitable"), indicated in Note 1, as of December 31, 2016, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 17, 2017

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2016



                                                          1290 VT                                        ALL ASSET
                                                          SOCIALLY       ALL ASSET        ALL ASSET       MODERATE
                                                        RESPONSIBLE* AGGRESSIVE-ALT 25* GR0WTH-ALT 20* GROWTH-ALT 15*
                                                        ------------ ------------------ -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $45,623,340     $11,929,009      $59,126,536     $7,992,727
Receivable for policy-related transactions.............      13,800           4,483           25,066          2,424
                                                        -----------     -----------      -----------     ----------
   Total assets........................................  45,637,140      11,933,492       59,151,602      7,995,151
                                                        -----------     -----------      -----------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      13,798           4,483           25,066          2,424
                                                        -----------     -----------      -----------     ----------
   Total liabilities...................................      13,798           4,483           25,066          2,424
                                                        -----------     -----------      -----------     ----------
NET ASSETS............................................. $45,623,342     $11,929,009      $59,126,536     $7,992,727
                                                        ===========     ===========      ===========     ==========

NET ASSETS:
Accumulation unit values............................... $45,604,233     $11,928,755      $59,125,913     $7,992,589
Retained by AXA Equitable in Separate Account A........      19,109             254              623            138
                                                        -----------     -----------      -----------     ----------
TOTAL NET ASSETS....................................... $45,623,342     $11,929,009      $59,126,536     $7,992,727
                                                        ===========     ===========      ===========     ==========

Investments in shares of the Portfolios, at cost....... $39,911,929     $11,664,753      $60,094,381     $7,932,916

                                                                          AMERICAN
                                                                           FUNDS
                                                           AMERICAN      INSURANCE
                                                        CENTURY VP MID SERIES(R) BOND
                                                        CAP VALUE FUND    FUND/SM/
                                                        -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $47,192,999    $36,249,368
Receivable for policy-related transactions.............       98,879         73,785
                                                         -----------    -----------
   Total assets........................................   47,291,878     36,323,153
                                                         -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       98,879         73,785
                                                         -----------    -----------
   Total liabilities...................................       98,879         73,785
                                                         -----------    -----------
NET ASSETS.............................................  $47,192,999    $36,249,368
                                                         ===========    ===========

NET ASSETS:
Accumulation unit values...............................  $47,192,749    $36,249,350
Retained by AXA Equitable in Separate Account A........          250             18
                                                         -----------    -----------
TOTAL NET ASSETS.......................................  $47,192,999    $36,249,368
                                                         ===========    ===========

Investments in shares of the Portfolios, at cost.......  $42,568,718    $37,128,206

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                          AXA 400     AXA 500    AXA 2000       AXA
                                                          MANAGED     MANAGED     MANAGED   AGGRESSIVE   AXA BALANCED
                                                        VOLATILITY* VOLATILITY* VOLATILITY* ALLOCATION*   STRATEGY*
                                                        ----------- ----------- ----------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $12,252,124 $19,421,208 $5,859,784  $610,878,511 $124,934,311
Receivable for shares of the Portfolios sold...........          --          --     39,663            --           --
Receivable for policy-related transactions.............      31,127      63,822         --        68,525        4,728
                                                        ----------- ----------- ----------  ------------ ------------
   Total assets........................................  12,283,251  19,485,030  5,899,447   610,947,036  124,939,039
                                                        ----------- ----------- ----------  ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      31,127      63,822         --        68,525        4,728
Payable for policy-related transactions................          --          --     39,663            --           --
                                                        ----------- ----------- ----------  ------------ ------------
   Total liabilities...................................      31,127      63,822     39,663        68,525        4,728
                                                        ----------- ----------- ----------  ------------ ------------
NET ASSETS............................................. $12,252,124 $19,421,208 $5,859,784  $610,878,511 $124,934,311
                                                        =========== =========== ==========  ============ ============

NET ASSETS:
Accumulation unit values............................... $12,251,267 $19,418,433 $5,859,354  $610,864,749 $124,932,640
Retained by AXA Equitable in Separate Account A........         857       2,775        430        13,762        1,671
                                                        ----------- ----------- ----------  ------------ ------------
TOTAL NET ASSETS....................................... $12,252,124 $19,421,208 $5,859,784  $610,878,511 $124,934,311
                                                        =========== =========== ==========  ============ ============

Investments in shares of the Portfolios, at cost....... $11,621,139 $18,095,441 $5,410,985  $620,563,240 $117,038,701

                                                            AXA
                                                        CONSERVATIVE
                                                        ALLOCATION*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $112,217,485
Receivable for shares of the Portfolios sold...........           --
Receivable for policy-related transactions.............       15,335
                                                        ------------
   Total assets........................................  112,232,820
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       15,335
Payable for policy-related transactions................           --
                                                        ------------
   Total liabilities...................................       15,335
                                                        ------------
NET ASSETS............................................. $112,217,485
                                                        ============

NET ASSETS:
Accumulation unit values............................... $112,214,133
Retained by AXA Equitable in Separate Account A........        3,352
                                                        ------------
TOTAL NET ASSETS....................................... $112,217,485
                                                        ============

Investments in shares of the Portfolios, at cost....... $115,788,631

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                            AXA                        AXA      AXA GLOBAL
                                                        CONSERVATIVE     AXA      CONSERVATIVE-   EQUITY
                                                           GROWTH    CONSERVATIVE     PLUS        MANAGED    AXA GROWTH
                                                         STRATEGY*    STRATEGY*    ALLOCATION*  VOLATILITY*  STRATEGY*
                                                        ------------ ------------ ------------- ------------ ----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $25,591,333   $9,714,205  $206,446,896  $348,761,358 $1,369,888
Receivable for shares of the Portfolios sold...........      36,998       25,585            --        66,006         43
Receivable for policy-related transactions.............          --           --        29,458            --         --
                                                        -----------   ----------  ------------  ------------ ----------
   Total assets........................................  25,628,331    9,739,790   206,476,354   348,827,364  1,369,931
                                                        -----------   ----------  ------------  ------------ ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --           --        29,458            --         --
Payable for policy-related transactions................      36,998       25,509            --        66,006          6
                                                        -----------   ----------  ------------  ------------ ----------
   Total liabilities...................................      36,998       25,509        29,458        66,006          6
                                                        -----------   ----------  ------------  ------------ ----------
NET ASSETS............................................. $25,591,333   $9,714,281  $206,446,896  $348,761,358 $1,369,925
                                                        ===========   ==========  ============  ============ ==========

NET ASSETS:
Accumulation unit values............................... $25,591,290   $9,714,281  $206,424,338  $348,728,162 $1,369,925
Retained by AXA Equitable in Separate Account A........          43           --        22,558        33,196         --
                                                        -----------   ----------  ------------  ------------ ----------
TOTAL NET ASSETS....................................... $25,591,333   $9,714,281  $206,446,896  $348,761,358 $1,369,925
                                                        ===========   ==========  ============  ============ ==========

Investments in shares of the Portfolios, at cost....... $24,659,425   $9,557,542  $213,236,229  $302,863,823 $1,049,191

                                                             AXA
                                                        INTERNATIONAL
                                                        CORE MANAGED
                                                         VOLATILITY*
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $150,483,587
Receivable for shares of the Portfolios sold...........           --
Receivable for policy-related transactions.............       15,310
                                                        ------------
   Total assets........................................  150,498,897
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       15,310
Payable for policy-related transactions................           --
                                                        ------------
   Total liabilities...................................       15,310
                                                        ------------
NET ASSETS............................................. $150,483,587
                                                        ============

NET ASSETS:
Accumulation unit values............................... $150,471,207
Retained by AXA Equitable in Separate Account A........       12,380
                                                        ------------
TOTAL NET ASSETS....................................... $150,483,587
                                                        ============

Investments in shares of the Portfolios, at cost....... $151,997,352

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                             AXA           AXA                    AXA LARGE CAP
                                                        INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH     AXA LARGE CAP
                                                           MANAGED    VALUE MANAGED CORE MANAGED     MANAGED    VALUE MANAGED
                                                         VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                        ------------- ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $8,712,452   $170,186,770   $29,430,509  $631,506,060  $851,565,470
Receivable for shares of the Portfolios sold...........          --         66,805         1,284       187,879       127,784
Receivable for policy-related transactions.............       3,451             --            --            --            --
                                                         ----------   ------------   -----------  ------------  ------------
   Total assets........................................   8,715,903    170,253,575    29,431,793   631,693,939   851,693,254
                                                         ----------   ------------   -----------  ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       3,451             --            --            --            --
Payable for policy related transactions................          --         66,805         1,284       187,879       127,780
                                                         ----------   ------------   -----------  ------------  ------------
   Total liabilities...................................       3,451         66,805         1,284       187,879       127,780
                                                         ----------   ------------   -----------  ------------  ------------
NET ASSETS.............................................  $8,712,452   $170,186,770   $29,430,509  $631,506,060  $851,565,474
                                                         ==========   ============   ===========  ============  ============

NET ASSETS:
Accumulation unit values...............................  $8,711,211   $170,173,104   $29,416,852  $631,454,022  $847,752,566
Contracts in payout (annuitization) period.............          --             --            --            --     3,304,925
Retained by AXA Equitable in Separate Account A........       1,241         13,666        13,657        52,038       507,983
                                                         ----------   ------------   -----------  ------------  ------------
TOTAL NET ASSETS.......................................  $8,712,452   $170,186,770   $29,430,509  $631,506,060  $851,565,474
                                                         ==========   ============   ===========  ============  ============

Investments in shares of the Portfolios, at cost.......  $9,490,874   $166,323,134   $22,817,932  $436,826,200  $544,522,202

                                                         AXA MID CAP
                                                        VALUE MANAGED
                                                         VOLATILITY*
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $505,193,576
Receivable for shares of the Portfolios sold...........      199,363
Receivable for policy-related transactions.............           --
                                                        ------------
   Total assets........................................  505,392,939
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --
Payable for policy related transactions................      199,359
                                                        ------------
   Total liabilities...................................      199,359
                                                        ------------
NET ASSETS............................................. $505,193,580
                                                        ============

NET ASSETS:
Accumulation unit values............................... $505,176,240
Contracts in payout (annuitization) period.............           --
Retained by AXA Equitable in Separate Account A........       17,340
                                                        ------------
TOTAL NET ASSETS....................................... $505,193,580
                                                        ============

Investments in shares of the Portfolios, at cost....... $315,232,177

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                       AXA MODERATE AXA MODERATE-                AXA/AB DYNAMIC
                                                         AXA MODERATE     GROWTH        PLUS       AXA SMARTBETA    MODERATE
                                                         ALLOCATION*    STRATEGY*    ALLOCATION*      EQUITY*       GROWTH*
                                                        -------------- ------------ -------------- ------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $1,609,640,941 $50,659,005  $1,086,655,180   $392,304     $16,586,642
Receivable for shares of the Portfolios sold...........        445,868          --         140,359         --              --
Receivable for policy-related transactions.............             --      94,414              --      1,208          16,691
                                                        -------------- -----------  --------------   --------     -----------
   Total assets........................................  1,610,086,809  50,753,419   1,086,795,539    393,512      16,603,333
                                                        -------------- -----------  --------------   --------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --      94,414              --      1,199          16,691
Payable for policy-related transactions................        119,838          --         140,359         --              --
                                                        -------------- -----------  --------------   --------     -----------
   Total liabilities...................................        119,838      94,414         140,359      1,199          16,691
                                                        -------------- -----------  --------------   --------     -----------
NET ASSETS............................................. $1,609,966,971 $50,659,005  $1,086,655,180   $392,313     $16,586,642
                                                        ============== ===========  ==============   ========     ===========

NET ASSETS:
Accumulation unit values............................... $1,604,200,842 $50,651,193  $1,086,620,331   $392,313     $16,586,584
Contracts in payout (annuitization) period.............      5,766,129          --              --         --              --
Retained by AXA Equitable in Separate Account A........             --       7,812          34,849         --              58
                                                        -------------- -----------  --------------   --------     -----------
TOTAL NET ASSETS....................................... $1,609,966,971 $50,659,005  $1,086,655,180   $392,313     $16,586,642
                                                        ============== ===========  ==============   ========     ===========

Investments in shares of the Portfolios, at cost....... $1,693,924,269 $49,296,072  $1,105,058,990   $387,638     $16,473,723

                                                        AXA/AB SMALL
                                                        CAP GROWTH*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $347,378,918
Receivable for shares of the Portfolios sold...........       74,296
Receivable for policy-related transactions.............           --
                                                        ------------
   Total assets........................................  347,453,214
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --
Payable for policy-related transactions................       74,296
                                                        ------------
   Total liabilities...................................       74,296
                                                        ------------
NET ASSETS............................................. $347,378,918
                                                        ============

NET ASSETS:
Accumulation unit values............................... $345,174,587
Contracts in payout (annuitization) period.............    2,165,886
Retained by AXA Equitable in Separate Account A........       38,445
                                                        ------------
TOTAL NET ASSETS....................................... $347,378,918
                                                        ============

Investments in shares of the Portfolios, at cost....... $336,731,543

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                  AXA/FRANKLIN
                                                                        AXA/DOUBLELINE AXA/FRANKLIN AXA/FRANKLIN   TEMPLETON
                                                        AXA/CLEARBRIDGE OPPORTUNISTIC    BALANCED     SMALL CAP    ALLOCATION
                                                           LARGE CAP      CORE PLUS      MANAGED    VALUE MANAGED   MANAGED
                                                            GROWTH*         BOND*      VOLATILITY*   VOLATILITY*  VOLATILITY*
                                                        --------------- -------------- ------------ ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $152,983,778     $2,603,006   $89,575,944   $19,631,149  $69,579,281
Receivable for shares of the Portfolios sold...........        83,058             --        30,562        38,127           --
Receivable for policy-related transactions.............            --         29,634            --            --       34,595
                                                         ------------     ----------   -----------   -----------  -----------
   Total assets........................................   153,066,836      2,632,640    89,606,506    19,669,276   69,613,876
                                                         ------------     ----------   -----------   -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --         29,567            --            --       34,595
Payable for policy-related transactions................        83,058             --        30,562        38,123           --
                                                         ------------     ----------   -----------   -----------  -----------
   Total liabilities...................................        83,058         29,567        30,562        38,123       34,595
                                                         ------------     ----------   -----------   -----------  -----------
NET ASSETS.............................................  $152,983,778     $2,603,073   $89,575,944   $19,631,153  $69,579,281
                                                         ============     ==========   ===========   ===========  ===========

NET ASSETS:
Accumulation unit values...............................  $152,942,475     $2,603,073   $89,564,668   $19,631,153  $69,558,335
Retained by AXA Equitable in Separate Account A........        41,303             --        11,276            --       20,946
                                                         ------------     ----------   -----------   -----------  -----------
TOTAL NET ASSETS.......................................  $152,983,778     $2,603,073   $89,575,944   $19,631,153  $69,579,281
                                                         ============     ==========   ===========   ===========  ===========

Investments in shares of the Portfolios, at cost.......  $168,790,122     $2,650,219   $84,232,106   $15,155,899  $62,337,868


                                                        AXA/HORIZON
                                                         SMALL CAP
                                                          VALUE*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $306,561
Receivable for shares of the Portfolios sold...........        --
Receivable for policy-related transactions.............       284
                                                         --------
   Total assets........................................   306,845
                                                         --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       278
Payable for policy-related transactions................        --
                                                         --------
   Total liabilities...................................       278
                                                         --------
NET ASSETS.............................................  $306,567
                                                         ========

NET ASSETS:
Accumulation unit values...............................  $306,567
Retained by AXA Equitable in Separate Account A........        --
                                                         --------
TOTAL NET ASSETS.......................................  $306,567
                                                         ========

Investments in shares of the Portfolios, at cost.......  $293,748

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                 AXA/MUTUAL
                                                                                  LARGE CAP               AXA/TEMPLETON
                                                                     AXA/LOOMIS    EQUITY    AXA/PACIFIC  GLOBAL EQUITY
                                                         AXA/JANUS     SAYLES      MANAGED   GLOBAL SMALL    MANAGED
                                                        ENTERPRISE*   GROWTH*    VOLATILITY*  CAP VALUE*   VOLATILITY*
                                                        ------------ ----------- ----------- ------------ -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $244,984,003 $61,043,883 $26,934,864   $404,077    $43,951,041
Receivable for shares of the Portfolios sold...........       10,341          --       4,831         --         22,540
Receivable for policy-related transactions.............           --      10,188          --        397             --
                                                        ------------ ----------- -----------   --------    -----------
   Total assets........................................  244,994,344  61,054,071  26,939,695    404,474     43,973,581
                                                        ------------ ----------- -----------   --------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --      10,188          --        395             --
Payable for policy related transactions................       10,341          --       4,831         --         22,540
                                                        ------------ ----------- -----------   --------    -----------
   Total liabilities...................................       10,341      10,188       4,831        395         22,540
                                                        ------------ ----------- -----------   --------    -----------
NET ASSETS............................................. $244,984,003 $61,043,883 $26,934,864   $404,079    $43,951,041
                                                        ============ =========== ===========   ========    ===========

NET ASSETS:
Accumulation unit values............................... $244,983,228 $61,039,091 $26,930,295   $404,079    $43,936,088
Retained by AXA Equitable in Separate Account A........          775       4,792       4,569         --         14,953
                                                        ------------ ----------- -----------   --------    -----------
TOTAL NET ASSETS....................................... $244,984,003 $61,043,883 $26,934,864   $404,079    $43,951,041
                                                        ============ =========== ===========   ========    ===========

Investments in shares of the Portfolios, at cost....... $276,012,316 $60,577,808 $20,327,509   $345,880    $39,322,433


                                                         CHARTER/SM/
                                                        INTERNATIONAL
                                                          MODERATE*
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $50,522
Receivable for shares of the Portfolios sold...........         --
Receivable for policy-related transactions.............         16
                                                           -------
   Total assets........................................     50,538
                                                           -------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         14
Payable for policy related transactions................         --
                                                           -------
   Total liabilities...................................         14
                                                           -------
NET ASSETS.............................................    $50,524
                                                           =======

NET ASSETS:
Accumulation unit values...............................    $50,524
Retained by AXA Equitable in Separate Account A........         --
                                                           -------
TOTAL NET ASSETS.......................................    $50,524
                                                           =======

Investments in shares of the Portfolios, at cost.......    $51,381

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                        CHARTER/SM/                   CHARTER/SM/ CHARTER/SM/  EQ/BLACKROCK
                                                        MULTI-SECTOR CHARTER/SM/ REAL SMALL CAP    SMALL CAP   BASIC VALUE
                                                           BOND*        ASSETS*        GROWTH*       VALUE*      EQUITY*
                                                        ------------ --------------   ----------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $87,469,289     $170,159      $40,462,098 $117,415,211 $759,184,930
Receivable for shares of the Portfolios sold...........      62,368           --           94,588       26,950       11,695
Receivable for policy-related transactions.............          --           46               --           --           --
                                                        -----------     --------      ----------- ------------ ------------
   Total assets........................................  87,531,657      170,205       40,556,686  117,442,161  759,196,625
                                                        -----------     --------      ----------- ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --           43               --           --           --
Payable for policy-related transactions................      62,368           --           94,588       26,946       11,688
                                                        -----------     --------      ----------- ------------ ------------
   Total liabilities...................................      62,368           43           94,588       26,946       11,688
                                                        -----------     --------      ----------- ------------ ------------
NET ASSETS............................................. $87,469,289     $170,162      $40,462,098 $117,415,215 $759,184,937
                                                        ===========     ========      =========== ============ ============

NET ASSETS:
Accumulation unit values............................... $87,046,108     $170,162      $40,272,405 $117,210,197 $759,183,384
Contracts in payout (annuitization) period.............     290,951           --               --           --           --
Retained by AXA Equitable in Separate Account A........     132,230           --          189,693      205,018        1,553
                                                        -----------     --------      ----------- ------------ ------------
TOTAL NET ASSETS....................................... $87,469,289     $170,162      $40,462,098 $117,415,215 $759,184,937
                                                        ===========     ========      =========== ============ ============

Investments in shares of the Portfolios, at cost....... $96,754,865     $171,868      $36,502,404 $ 85,653,256 $585,669,736

                                                          EQ/BOSTON
                                                           ADVISORS
                                                        EQUITY INCOME*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $107,753,143
Receivable for shares of the Portfolios sold...........         1,290
Receivable for policy-related transactions.............            --
                                                         ------------
   Total assets........................................   107,754,433
                                                         ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --
Payable for policy-related transactions................         1,290
                                                         ------------
   Total liabilities...................................         1,290
                                                         ------------
NET ASSETS.............................................  $107,753,143
                                                         ============

NET ASSETS:
Accumulation unit values...............................  $107,750,870
Contracts in payout (annuitization) period.............            --
Retained by AXA Equitable in Separate Account A........         2,273
                                                         ------------
TOTAL NET ASSETS.......................................  $107,753,143
                                                         ============

Investments in shares of the Portfolios, at cost.......  $118,027,090

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                         EQ/CAPITAL                              EQ/EMERGING
                                                          GUARDIAN     EQ/COMMON    EQ/CORE BOND   MARKETS    EQ/EQUITY 500
                                                         RESEARCH*    STOCK INDEX*     INDEX*    EQUITY PLUS*    INDEX*
                                                        ------------ -------------- ------------ ------------ --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $194,101,285 $2,212,348,094 $114,334,250  $5,741,763  $1,322,901,221
Receivable for shares of the Portfolios sold...........      131,212        442,364           --          --              --
Receivable for policy-related transactions.............           --             --       21,142      10,743         243,552
                                                        ------------ -------------- ------------  ----------  --------------
   Total assets........................................  194,232,497  2,212,790,458  114,355,392   5,752,506   1,323,144,773
                                                        ------------ -------------- ------------  ----------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --             --       21,142      10,743         243,552
Payable for policy-related transactions................      131,208        683,760           --          --              --
                                                        ------------ -------------- ------------  ----------  --------------
   Total liabilities...................................      131,208        683,760       21,142      10,743         243,552
                                                        ------------ -------------- ------------  ----------  --------------
NET ASSETS............................................. $194,101,289 $2,212,106,698 $114,334,250  $5,741,763  $1,322,901,221
                                                        ============ ============== ============  ==========  ==============

NET ASSETS:
Accumulation unit values............................... $194,060,686 $2,199,198,152 $114,324,021  $5,741,286  $1,318,846,521
Contracts in payout (annuitization) period.............           --     12,383,780           --          --       3,729,575
Retained by AXA Equitable in Separate Account A........       40,603        524,766       10,229         477         325,125
                                                        ------------ -------------- ------------  ----------  --------------
TOTAL NET ASSETS....................................... $194,101,289 $2,212,106,698 $114,334,250  $5,741,763  $1,322,901,221
                                                        ============ ============== ============  ==========  ==============

Investments in shares of the Portfolios, at cost....... $123,631,285 $1,489,527,747 $116,731,424  $5,852,608  $1,036,177,343

                                                          EQ/GAMCO
                                                         MERGERS AND
                                                        ACQUISITIONS*
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $17,663,930
Receivable for shares of the Portfolios sold...........           --
Receivable for policy-related transactions.............       18,460
                                                         -----------
   Total assets........................................   17,682,390
                                                         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       18,460
Payable for policy-related transactions................           --
                                                         -----------
   Total liabilities...................................       18,460
                                                         -----------
NET ASSETS.............................................  $17,663,930
                                                         ===========

NET ASSETS:
Accumulation unit values...............................  $17,652,670
Contracts in payout (annuitization) period.............           --
Retained by AXA Equitable in Separate Account A........       11,260
                                                         -----------
TOTAL NET ASSETS.......................................  $17,663,930
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $17,750,259

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                          EQ/GAMCO                              EQ/INTERMEDIATE
                                                        SMALL COMPANY EQ/GLOBAL   EQ/HIGH YIELD   GOVERNMENT    EQ/INTERNATIONAL
                                                           VALUE*     BOND PLUS*      BOND*          BOND*       EQUITY INDEX*
                                                        ------------- ----------- ------------- --------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $878,471,150  $54,209,532  $8,520,864     $58,311,525     $345,971,275
Receivable for shares of the Portfolios sold...........           --           --          --              --            9,096
Receivable for policy-related transactions.............      284,409          982       4,641           8,990               --
                                                        ------------  -----------  ----------     -----------     ------------
   Total assets........................................  878,755,559   54,210,514   8,525,505      58,320,515      345,980,371
                                                        ------------  -----------  ----------     -----------     ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      284,409          982       2,857           8,955               --
Payable for policy-related transactions................           --           --          --              --            2,703
                                                        ------------  -----------  ----------     -----------     ------------
   Total liabilities...................................      284,409          982       2,857           8,955            2,703
                                                        ------------  -----------  ----------     -----------     ------------
NET ASSETS............................................. $878,471,150  $54,209,532  $8,522,648     $58,311,560     $345,977,668
                                                        ============  ===========  ==========     ===========     ============

NET ASSETS:
Accumulation unit values............................... $878,427,885  $54,197,938  $8,522,648     $57,994,158     $344,698,792
Contracts in payout (annuitization) period.............           --           --          --         249,248        1,278,876
Retained by AXA Equitable in Separate Account A........       43,265       11,594          --          68,154               --
                                                        ------------  -----------  ----------     -----------     ------------
TOTAL NET ASSETS....................................... $878,471,150  $54,209,532  $8,522,648     $58,311,560     $345,977,668
                                                        ============  ===========  ==========     ===========     ============

Investments in shares of the Portfolios, at cost....... $758,016,526  $59,077,498  $8,684,398     $58,178,060     $381,384,521

                                                         EQ/INVESCO
                                                         COMSTOCK*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $117,520,669
Receivable for shares of the Portfolios sold...........       54,163
Receivable for policy-related transactions.............           --
                                                        ------------
   Total assets........................................  117,574,832
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --
Payable for policy-related transactions................       54,163
                                                        ------------
   Total liabilities...................................       54,163
                                                        ------------
NET ASSETS............................................. $117,520,669
                                                        ============

NET ASSETS:
Accumulation unit values............................... $117,507,292
Contracts in payout (annuitization) period.............           --
Retained by AXA Equitable in Separate Account A........       13,377
                                                        ------------
TOTAL NET ASSETS....................................... $117,520,669
                                                        ============

Investments in shares of the Portfolios, at cost....... $100,477,382

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                         EQ/JPMORGAN                                 EQ/MFS
                                                            VALUE      EQ/LARGE CAP  EQ/LARGE CAP INTERNATIONAL  EQ/MID CAP
                                                        OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*    GROWTH*       INDEX*
                                                        -------------- ------------- ------------ ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $92,233,271   $214,009,628  $78,419,503  $104,476,975  $562,443,000
Receivable for shares of the Portfolios sold...........           --             --       89,156            --            --
Receivable for policy-related transactions.............       72,009         29,806           --        23,564       154,699
                                                         -----------   ------------  -----------  ------------  ------------
   Total assets........................................   92,305,280    214,039,434   78,508,659   104,500,539   562,597,699
                                                         -----------   ------------  -----------  ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       72,009         29,806           --        23,564       154,699
Payable for policy-related transactions................           --             --       89,156            --            --
                                                         -----------   ------------  -----------  ------------  ------------
   Total liabilities...................................       72,009         29,806       89,156        23,564       154,699
                                                         -----------   ------------  -----------  ------------  ------------
NET ASSETS.............................................  $92,233,271   $214,009,628  $78,419,503  $104,476,975  $562,443,000
                                                         ===========   ============  ===========  ============  ============

NET ASSETS:
Accumulation unit values...............................  $92,187,979   $214,004,665  $78,416,710  $104,465,799  $562,440,448
Contracts in payout (annuitization) period.............           --             --           --            --            --
Retained by AXA Equitable in Separate Account A........       45,292          4,963        2,793        11,176         2,552
                                                         -----------   ------------  -----------  ------------  ------------
TOTAL NET ASSETS.......................................  $92,233,271   $214,009,628  $78,419,503  $104,476,975  $562,443,000
                                                         ===========   ============  ===========  ============  ============

Investments in shares of the Portfolios, at cost.......  $71,374,391   $214,654,218  $71,188,725  $108,384,667  $422,310,872

                                                         EQ/MONEY
                                                         MARKET*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $76,813,703
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............     150,131
                                                        -----------
   Total assets........................................  76,963,834
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........     150,097
Payable for policy-related transactions................          --
                                                        -----------
   Total liabilities...................................     150,097
                                                        -----------
NET ASSETS............................................. $76,813,737
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $76,067,810
Contracts in payout (annuitization) period.............     310,912
Retained by AXA Equitable in Separate Account A........     435,015
                                                        -----------
TOTAL NET ASSETS....................................... $76,813,737
                                                        ===========

Investments in shares of the Portfolios, at cost....... $76,819,822

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                        EQ/PIMCO
                                                        EQ/OPPENHEIMER GLOBAL REAL EQ/PIMCO ULTRA EQ/QUALITY     EQ/SMALL
                                                           GLOBAL*       RETURN*    SHORT BOND*   BOND PLUS*  COMPANY INDEX*
                                                        -------------- ----------- -------------- ----------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $123,212,542  $24,961,642  $83,756,387   $85,026,350  $277,603,906
Receivable for shares of the Portfolios sold...........            --           --        8,352        32,873            --
Receivable for policy-related transactions.............        31,037       49,742           --            --        17,879
                                                         ------------  -----------  -----------   -----------  ------------
   Total assets........................................   123,243,579   25,011,384   83,764,739    85,059,223   277,621,785
                                                         ------------  -----------  -----------   -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        31,037       45,959           --            --        17,879
Payable for policy-related transactions................            --           --        8,352        32,873            --
                                                         ------------  -----------  -----------   -----------  ------------
   Total liabilities...................................        31,037       45,959        8,352        32,873        17,879
                                                         ------------  -----------  -----------   -----------  ------------
NET ASSETS.............................................  $123,212,542  $24,965,425  $83,756,387   $85,026,350  $277,603,906
                                                         ============  ===========  ===========   ===========  ============

NET ASSETS:
Accumulation unit values...............................  $123,212,435  $24,965,425  $83,743,931   $84,412,817  $277,464,263
Contracts in payout (annuitization) period.............            --           --           --       496,305            --
Retained by AXA Equitable in Separate Account A........           107           --       12,456       117,228       139,643
                                                         ------------  -----------  -----------   -----------  ------------
TOTAL NET ASSETS.......................................  $123,212,542  $24,965,425  $83,756,387   $85,026,350  $277,603,906
                                                         ============  ===========  ===========   ===========  ============

Investments in shares of the Portfolios, at cost.......  $117,875,250  $25,143,401  $84,134,330   $89,933,768  $263,667,397

                                                         EQ/T. ROWE
                                                        PRICE GROWTH
                                                           STOCK*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $427,482,798
Receivable for shares of the Portfolios sold...........      102,528
Receivable for policy-related transactions.............           --
                                                        ------------
   Total assets........................................  427,585,326
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --
Payable for policy-related transactions................      102,349
                                                        ------------
   Total liabilities...................................      102,349
                                                        ------------
NET ASSETS............................................. $427,482,977
                                                        ============

NET ASSETS:
Accumulation unit values............................... $427,482,977
Contracts in payout (annuitization) period.............           --
Retained by AXA Equitable in Separate Account A........           --
                                                        ------------
TOTAL NET ASSETS....................................... $427,482,977
                                                        ============

Investments in shares of the Portfolios, at cost....... $364,926,345

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                      FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                        EQ/UBS GROWTH  CONTRAFUND(R)   EQUITY-INCOME      MID CAP
                                                          & INCOME*      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                        ------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $34,164,191   $349,178,854     $10,327,819     $39,627,325
Receivable for policy-related transactions.............        4,494        199,027             738          31,846
                                                         -----------   ------------     -----------     -----------
   Total assets........................................   34,168,685    349,377,881      10,328,557      39,659,171
                                                         -----------   ------------     -----------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        4,494        199,027             738          31,846
                                                         -----------   ------------     -----------     -----------
   Total liabilities...................................        4,494        199,027             738          31,846
                                                         -----------   ------------     -----------     -----------
NET ASSETS.............................................  $34,164,191   $349,178,854     $10,327,819     $39,627,325
                                                         ===========   ============     ===========     ===========

NET ASSETS:
Accumulation unit values...............................  $34,162,601   $349,167,288     $10,325,355     $39,627,232
Retained by AXA Equitable in Separate Account A........        1,590         11,566           2,464              93
                                                         -----------   ------------     -----------     -----------
TOTAL NET ASSETS.......................................  $34,164,191   $349,178,854     $10,327,819     $39,627,325
                                                         ===========   ============     ===========     ===========

Investments in shares of the Portfolios, at cost.......  $34,995,249   $344,131,509     $10,354,082     $39,345,157

                                                        GOLDMAN SACHS INVESCO V.I.
                                                         VIT MID CAP   DIVERSIFIED
                                                         VALUE FUND   DIVIDEND FUND
                                                        ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $50,335,496   $28,771,274
Receivable for policy-related transactions.............       20,798        78,000
                                                         -----------   -----------
   Total assets........................................   50,356,294    28,849,274
                                                         -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       20,798        77,997
                                                         -----------   -----------
   Total liabilities...................................       20,798        77,997
                                                         -----------   -----------
NET ASSETS.............................................  $50,335,496   $28,771,277
                                                         ===========   ===========

NET ASSETS:
Accumulation unit values...............................  $50,335,337   $28,770,295
Retained by AXA Equitable in Separate Account A........          159           982
                                                         -----------   -----------
TOTAL NET ASSETS.......................................  $50,335,496   $28,771,277
                                                         ===========   ===========

Investments in shares of the Portfolios, at cost.......  $52,508,555   $26,421,953

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                        INVESCO V.I.                 INVESCO V.I.  INVESCO V.I. MID INVESCO V.I.
                                                        GLOBAL REAL   INVESCO V.I.   INTERNATIONAL     CAP CORE      SMALL CAP
                                                        ESTATE FUND  HIGH YIELD FUND  GROWTH FUND    EQUITY FUND    EQUITY FUND
                                                        ------------ --------------- ------------- ---------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $77,853,087    $34,050,959    $61,123,634    $18,352,990    $ 9,537,247
Receivable for policy-related transactions.............      82,437         26,866         23,884         10,746          4,124
                                                        -----------    -----------    -----------    -----------    -----------
   Total assets........................................  77,935,524     34,077,825     61,147,518     18,363,736      9,541,371
                                                        -----------    -----------    -----------    -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      82,437         26,866         23,884         10,746          4,124
                                                        -----------    -----------    -----------    -----------    -----------
   Total liabilities...................................      82,437         26,866         23,884         10,746          4,124
                                                        -----------    -----------    -----------    -----------    -----------
NET ASSETS............................................. $77,853,087    $34,050,959    $61,123,634    $18,352,990    $ 9,537,247
                                                        ===========    ===========    ===========    ===========    ===========

NET ASSETS:
Accumulation unit values............................... $77,850,914    $34,050,702    $61,123,096    $18,351,098    $ 9,534,651
Retained by AXA Equitable in Separate Account A........       2,173            257            538          1,892          2,596
                                                        -----------    -----------    -----------    -----------    -----------
TOTAL NET ASSETS....................................... $77,853,087    $34,050,959    $61,123,634    $18,352,990    $ 9,537,247
                                                        ===========    ===========    ===========    ===========    ===========

Investments in shares of the Portfolios, at cost....... $81,291,888    $34,853,724    $64,020,479    $19,445,123    $10,648,211


                                                        IVY VIP ENERGY
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $60,338,654
Receivable for policy-related transactions.............      179,326
                                                         -----------
   Total assets........................................   60,517,980
                                                         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      179,326
                                                         -----------
   Total liabilities...................................      179,326
                                                         -----------
NET ASSETS.............................................  $60,338,654
                                                         ===========

NET ASSETS:
Accumulation unit values...............................  $60,337,108
Retained by AXA Equitable in Separate Account A........        1,546
                                                         -----------
TOTAL NET ASSETS.......................................  $60,338,654
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $54,523,499

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                       LAZARD
                                                                                                     RETIREMENT      MFS(R)
                                                                                                      EMERGING    INTERNATIONAL
                                                        IVY VIP HIGH IVY VIP MID CAP IVY VIP SMALL MARKETS EQUITY     VALUE
                                                           INCOME        GROWTH       CAP GROWTH     PORTFOLIO      PORTFOLIO
                                                        ------------ --------------- ------------- -------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $195,046,703  $104,334,136    $19,352,678   $166,179,697  $296,022,459
Receivable for shares of the Portfolios sold...........           --            --        182,241             --            --
Receivable for policy-related transactions.............       58,772        66,598             --         74,427       317,207
                                                        ------------  ------------    -----------   ------------  ------------
   Total assets........................................  195,105,475   104,400,734     19,534,919    166,254,124   296,339,666
                                                        ------------  ------------    -----------   ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       58,772        66,598             --         74,427       317,177
Payable for policy-related transactions................           --            --        182,241             --            --
                                                        ------------  ------------    -----------   ------------  ------------
   Total liabilities...................................       58,772        66,598        182,241         74,427       317,177
                                                        ------------  ------------    -----------   ------------  ------------
NET ASSETS............................................. $195,046,703  $104,334,136    $19,352,678   $166,179,697  $296,022,489
                                                        ============  ============    ===========   ============  ============

NET ASSETS:
Accumulation unit values............................... $195,046,485  $104,333,508    $19,347,002   $166,159,781  $296,022,446
Retained by AXA Equitable in Separate Account A........          218           628          5,676         19,916            43
                                                        ------------  ------------    -----------   ------------  ------------
TOTAL NET ASSETS....................................... $195,046,703  $104,334,136    $19,352,678   $166,179,697  $296,022,489
                                                        ============  ============    ===========   ============  ============

Investments in shares of the Portfolios, at cost....... $201,366,278  $110,087,868    $20,497,110   $172,706,504  $294,222,620



                                                        MFS(R) INVESTORS
                                                          TRUST SERIES
                                                        ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $13,353,176
Receivable for shares of the Portfolios sold...........            --
Receivable for policy-related transactions.............         4,806
                                                          -----------
   Total assets........................................    13,357,982
                                                          -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         4,806
Payable for policy-related transactions................            --
                                                          -----------
   Total liabilities...................................         4,806
                                                          -----------
NET ASSETS.............................................   $13,353,176
                                                          ===========

NET ASSETS:
Accumulation unit values...............................   $13,353,034
Retained by AXA Equitable in Separate Account A........           142
                                                          -----------
TOTAL NET ASSETS.......................................   $13,353,176
                                                          ===========

Investments in shares of the Portfolios, at cost.......   $14,298,071

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                           MFS(R)
                                                        MASSACHUSETTS
                                                          INVESTORS     MFS(R)                     MULTIMANAGER
                                                        GROWTH STOCK  TECHNOLOGY  MFS(R) UTILITIES  AGGRESSIVE  MULTIMANAGER
                                                          PORTFOLIO   PORTFOLIO        SERIES        EQUITY*     CORE BOND*
                                                        ------------- ----------- ---------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $13,608,879  $74,592,679   $ 96,899,625   $556,447,272 $116,536,939
Receivable for shares of the Portfolios sold...........           --           --             --        429,487       29,196
Receivable for policy-related transactions.............        3,656       15,261         53,831             --           --
                                                         -----------  -----------   ------------   ------------ ------------
   Total assets........................................   13,612,535   74,607,940     96,953,456    556,876,759  116,566,135
                                                         -----------  -----------   ------------   ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        3,656       15,261         53,831             --           --
Payable for policy-related transactions................           --           --             --        373,892       29,192
                                                         -----------  -----------   ------------   ------------ ------------
   Total liabilities...................................        3,656       15,261         53,831        373,892       29,192
                                                         -----------  -----------   ------------   ------------ ------------
NET ASSETS.............................................  $13,608,879  $74,592,679   $ 96,899,625   $556,502,867 $116,536,943
                                                         ===========  ===========   ============   ============ ============

NET ASSETS:
Accumulation unit values...............................  $13,608,738  $74,585,530   $ 96,898,612   $555,452,297 $116,521,512
Contracts in payout (annuitization) period.............           --           --             --        895,397           --
Retained by AXA Equitable in Separate Account A........          141        7,149          1,013        155,173       15,431
                                                         -----------  -----------   ------------   ------------ ------------
TOTAL NET ASSETS.......................................  $13,608,879  $74,592,679   $ 96,899,625   $556,502,867 $116,536,943
                                                         ===========  ===========   ============   ============ ============

Investments in shares of the Portfolios, at cost.......  $15,186,635  $69,306,251   $111,568,557   $372,414,816 $120,027,945


                                                        MULTIMANAGER
                                                          MID CAP
                                                          GROWTH*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $69,570,476
Receivable for shares of the Portfolios sold...........      43,188
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  69,613,664
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................      43,188
                                                        -----------
   Total liabilities...................................      43,188
                                                        -----------
NET ASSETS............................................. $69,570,476
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $69,549,472
Contracts in payout (annuitization) period.............          --
Retained by AXA Equitable in Separate Account A........      21,004
                                                        -----------
TOTAL NET ASSETS....................................... $69,570,476
                                                        ===========

Investments in shares of the Portfolios, at cost....... $76,296,268

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                    PIMCO
                                                                                                COMMODITYREAL
                                                                                    OPPENHEIMER   RETURN(R)
                                                         MULTIMANAGER  MULTIMANAGER MAIN STREET   STRATEGY    TARGET 2015
                                                        MID CAP VALUE* TECHNOLOGY*  FUND(R)/VA    PORTFOLIO   ALLOCATION*
                                                        -------------- ------------ ----------- ------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $57,202,080   $144,911,175 $4,187,339   $7,015,589   $22,286,376
Receivable for shares of the Portfolios sold...........        5,087         10,334         --           --            --
Receivable for policy-related transactions.............           --             --      8,584        9,958         4,197
                                                         -----------   ------------ ----------   ----------   -----------
   Total assets........................................   57,207,167    144,921,509  4,195,923    7,025,547    22,290,573
                                                         -----------   ------------ ----------   ----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --             --      8,584        9,874         4,197
Payable for policy-related transactions................        5,087         10,334         --           --            --
                                                         -----------   ------------ ----------   ----------   -----------
   Total liabilities...................................        5,087         10,334      8,584        9,874         4,197
                                                         -----------   ------------ ----------   ----------   -----------
NET ASSETS.............................................  $57,202,080   $144,911,175 $4,187,339   $7,015,673   $22,286,376
                                                         ===========   ============ ==========   ==========   ===========

NET ASSETS:
Accumulation unit values...............................  $57,174,634   $144,841,032 $4,187,107   $7,011,333   $22,284,852
Retained by AXA Equitable in Separate Account A........       27,446         70,143        232        4,340         1,524
                                                         -----------   ------------ ----------   ----------   -----------
TOTAL NET ASSETS.......................................  $57,202,080   $144,911,175 $4,187,339   $7,015,673   $22,286,376
                                                         ===========   ============ ==========   ==========   ===========

Investments in shares of the Portfolios, at cost.......  $41,398,316   $135,141,159 $4,354,019   $8,299,409   $23,972,301



                                                        TARGET 2025
                                                        ALLOCATION*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $60,165,747
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............      17,828
                                                        -----------
   Total assets........................................  60,183,575
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      17,828
Payable for policy-related transactions................          --
                                                        -----------
   Total liabilities...................................      17,828
                                                        -----------
NET ASSETS............................................. $60,165,747
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $60,163,990
Retained by AXA Equitable in Separate Account A........       1,757
                                                        -----------
TOTAL NET ASSETS....................................... $60,165,747
                                                        ===========

Investments in shares of the Portfolios, at cost....... $59,521,647

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                             TEMPLETON  VANECK VIP
                                                        TARGET 2035 TARGET 2045 TARGET 2055 GLOBAL BOND GLOBAL HARD
                                                        ALLOCATION* ALLOCATION* ALLOCATION*  VIP FUND   ASSETS FUND
                                                        ----------- ----------- ----------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $60,699,986 $52,168,691 $3,225,979  $56,676,955 $25,817,573
Receivable for shares of the Portfolios sold...........          --      77,725         --           --          --
Receivable for policy-related transactions.............      21,191          --      7,994       54,181      31,601
                                                        ----------- ----------- ----------  ----------- -----------
   Total assets........................................  60,721,177  52,246,416  3,233,973   56,731,136  25,849,174
                                                        ----------- ----------- ----------  ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      21,191          --      7,994       54,181      31,601
Payable for policy related transactions................          --      77,725         --           --          --
                                                        ----------- ----------- ----------  ----------- -----------
   Total liabilities...................................      21,191      77,725      7,994       54,181      31,601
                                                        ----------- ----------- ----------  ----------- -----------
NET ASSETS............................................. $60,699,986 $52,168,691 $3,225,979  $56,676,955 $25,817,573
                                                        =========== =========== ==========  =========== ===========

NET ASSETS:
Accumulation unit values............................... $60,682,036 $52,165,343 $3,225,976  $56,676,635 $25,817,408
Retained by AXA Equitable in Separate Account A........      17,950       3,348          3          320         165
                                                        ----------- ----------- ----------  ----------- -----------
TOTAL NET ASSETS....................................... $60,699,986 $52,168,691 $3,225,979  $56,676,955 $25,817,573
                                                        =========== =========== ==========  =========== ===========

Investments in shares of the Portfolios, at cost....... $58,808,490 $50,336,456 $3,195,462  $59,217,717 $24,011,141

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                                       PORTFOLIO
                                                        SHARE CLASS** SHARES HELD
                                                      --------------- -----------
1290 VT SOCIALLY RESPONSIBLE.........................       B           3,911,880

ALL ASSET AGGRESSIVE-ALT 25..........................       B             994,133

ALL ASSET GROWTH-ALT 20..............................       B           3,120,788

ALL ASSET MODERATE GROWTH-ALT 15.....................       B             720,327

AMERICAN CENTURY VP MID CAP VALUE FUND...............    CLASS II       2,233,459

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.....    CLASS 4        3,387,791

AXA 400 MANAGED VOLATILITY...........................       B             573,191

AXA 500 MANAGED VOLATILITY...........................       B             952,012

AXA 2000 MANAGED VOLATILITY..........................       B             292,490

AXA AGGRESSIVE ALLOCATION............................       B          57,879,010

AXA BALANCED STRATEGY................................       A              13,021
AXA BALANCED STRATEGY................................       B           8,643,992

AXA CONSERVATIVE ALLOCATION..........................       B          12,003,401

AXA CONSERVATIVE GROWTH STRATEGY.....................       B           1,878,169

AXA CONSERVATIVE STRATEGY............................       B             814,747

AXA CONSERVATIVE-PLUS ALLOCATION.....................       B          21,582,918

AXA GLOBAL EQUITY MANAGED VOLATILITY.................       B          23,299,137

AXA GROWTH STRATEGY..................................       A              83,510

AXA INTERNATIONAL CORE MANAGED VOLATILITY............       B          16,504,296

AXA INTERNATIONAL MANAGED VOLATILITY.................       B             761,116

AXA INTERNATIONAL VALUE MANAGED VOLATILITY...........       B          14,743,662

AXA LARGE CAP CORE MANAGED VOLATILITY................       B           3,017,434

AXA LARGE CAP GROWTH MANAGED VOLATILITY..............       B          23,246,013

AXA LARGE CAP VALUE MANAGED VOLATILITY...............       A          44,658,644
AXA LARGE CAP VALUE MANAGED VOLATILITY...............       B           5,612,577

AXA MID CAP VALUE MANAGED VOLATILITY.................       B          29,708,811

AXA MODERATE ALLOCATION..............................       A          83,755,051
AXA MODERATE ALLOCATION..............................       B          34,965,504

AXA MODERATE GROWTH STRATEGY.........................       B           3,228,619

AXA MODERATE-PLUS ALLOCATION.........................       B         102,650,816

AXA SMARTBETA EQUITY.................................       B              35,161

AXA/AB DYNAMIC MODERATE GROWTH.......................       B           1,398,632

AXA/AB SMALL CAP GROWTH..............................       A          15,771,347
AXA/AB SMALL CAP GROWTH..............................       B           3,652,203

AXA/CLEARBRIDGE LARGE CAP GROWTH.....................       B          14,614,269

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND..........       B             265,257

AXA/FRANKLIN BALANCED MANAGED VOLATILITY.............       B           8,480,855

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......       B           1,132,636

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.       B           6,571,254

AXA/HORIZON SMALL CAP VALUE..........................       B              31,146

AXA/JANUS ENTERPRISE.................................       B          15,775,561

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                 PORTFOLIO
                                                  SHARE CLASS** SHARES HELD
                                                --------------- -----------
AXA/LOOMIS SAYLES GROWTH.......................        B         9,323,835

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.        B         1,957,071

AXA/PACIFIC GLOBAL SMALL CAP VALUE.............        B            44,031

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.        B         3,758,243

CHARTER/SM/ INTERNATIONAL MODERATE.............        B             5,557

CHARTER/SM/ MULTI-SECTOR BOND..................        A        16,229,874
CHARTER/SM/ MULTI-SECTOR BOND..................        B         6,878,717

CHARTER/SM/ REAL ASSETS........................        B            18,722

CHARTER/SM/ SMALL CAP GROWTH...................        B         3,369,332

CHARTER/SM/ SMALL CAP VALUE....................        B         7,167,938

EQ/BLACKROCK BASIC VALUE EQUITY................        B        32,699,885

EQ/BOSTON ADVISORS EQUITY INCOME...............        B        18,620,171

EQ/CAPITAL GUARDIAN RESEARCH...................        B         8,557,993

EQ/COMMON STOCK INDEX..........................        A        72,610,554
EQ/COMMON STOCK INDEX..........................        B         5,118,072

EQ/CORE BOND INDEX.............................        B        11,589,484

EQ/EMERGING MARKETS EQUITY PLUS................        B           717,035

EQ/EQUITY 500 INDEX............................        A        26,746,472
EQ/EQUITY 500 INDEX............................        B         8,757,698

EQ/GAMCO MERGERS AND ACQUISITIONS..............        B         1,370,947

EQ/GAMCO SMALL COMPANY VALUE...................        B        14,981,283

EQ/GLOBAL BOND PLUS............................        B         6,228,951

EQ/HIGH YIELD BOND.............................        B           894,155

EQ/INTERMEDIATE GOVERNMENT BOND................        A         4,272,534
EQ/INTERMEDIATE GOVERNMENT BOND................        B         1,434,102

EQ/INTERNATIONAL EQUITY INDEX..................        A        37,505,448
EQ/INTERNATIONAL EQUITY INDEX..................        B         3,897,986

EQ/INVESCO COMSTOCK............................        B         7,422,366

EQ/JPMORGAN VALUE OPPORTUNITIES................        B         4,957,728

EQ/LARGE CAP GROWTH INDEX......................        B        18,634,339

EQ/LARGE CAP VALUE INDEX.......................        B         9,118,413

EQ/MFS INTERNATIONAL GROWTH....................        B        15,867,912

EQ/MID CAP INDEX...............................        B        38,956,010

EQ/MONEY MARKET................................        A        43,340,001
EQ/MONEY MARKET................................        B        33,452,490

EQ/OPPENHEIMER GLOBAL..........................        B         8,433,257

EQ/PIMCO GLOBAL REAL RETURN....................        B         2,576,724

EQ/PIMCO ULTRA SHORT BOND......................        A            10,723
EQ/PIMCO ULTRA SHORT BOND......................        B         8,463,541

EQ/QUALITY BOND PLUS...........................        A         7,572,725
EQ/QUALITY BOND PLUS...........................        B         2,483,817

EQ/SMALL COMPANY INDEX.........................        B        24,429,444

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                        PORTFOLIO
                                                         SHARE CLASS** SHARES HELD
                                                       --------------- -----------
EQ/T. ROWE PRICE GROWTH STOCK.........................        B        11,249,710

EQ/UBS GROWTH & INCOME................................        B         3,833,165

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO............... SERVICE CLASS 2 10,760,519

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO............... SERVICE CLASS 2    481,259

FIDELITY(R) VIP MID CAP PORTFOLIO..................... SERVICE CLASS 2  1,199,737

GOLDMAN SACHS VIT MID CAP VALUE FUND.................. SERVICE SHARES   3,097,569

INVESCO V.I. DIVERSIFIED DIVIDEND FUND................    SERIES II     1,096,884

INVESCO V.I. GLOBAL REAL ESTATE FUND..................    SERIES II     4,961,956

INVESCO V.I. HIGH YIELD FUND..........................    SERIES II     6,352,791

INVESCO V.I. INTERNATIONAL GROWTH FUND................    SERIES II     1,884,206

INVESCO V.I. MID CAP CORE EQUITY FUND.................    SERIES II     1,455,431

INVESCO V.I. SMALL CAP EQUITY FUND....................    SERIES II       542,506

IVY VIP ENERGY........................................  COMMON SHARES   8,909,362

IVY VIP HIGH INCOME...................................  COMMON SHARES  54,061,006

IVY VIP MID CAP GROWTH................................  COMMON SHARES  11,055,038

IVY VIP SMALL CAP GROWTH..............................  COMMON SHARES   1,997,696

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO... SERVICE SHARES   8,853,473

MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  SERVICE CLASS  13,316,350

MFS(R) INVESTORS TRUST SERIES.........................  SERVICE CLASS     528,211

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  SERVICE CLASS     894,732

MFS(R) TECHNOLOGY PORTFOLIO...........................  SERVICE CLASS   5,915,359

MFS(R) UTILITIES SERIES...............................  SERVICE CLASS   3,674,616

MULTIMANAGER AGGRESSIVE EQUITY........................        A        11,322,849
MULTIMANAGER AGGRESSIVE EQUITY........................        B           470,719

MULTIMANAGER CORE BOND................................        B        11,892,299

MULTIMANAGER MID CAP GROWTH...........................        B         8,254,046

MULTIMANAGER MID CAP VALUE............................        B         3,731,761

MULTIMANAGER TECHNOLOGY...............................        B         7,171,619

OPPENHEIMER MAIN STREET FUND(R)/VA....................  SERVICE CLASS     148,910

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......  ADVISOR CLASS     882,464

TARGET 2015 ALLOCATION................................        B         2,577,711

TARGET 2025 ALLOCATION................................        B         6,032,371

TARGET 2035 ALLOCATION................................        B         5,960,016

TARGET 2045 ALLOCATION................................        B         5,165,224

TARGET 2055 ALLOCATION................................        B           344,608

TEMPLETON GLOBAL BOND VIP FUND........................     CLASS 2      3,487,813

VANECK VIP GLOBAL HARD ASSETS FUND.................... CLASS S SHARES   1,106,625

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016


The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                        -------- --------------- ---------- -----------
1290 VT SOCIALLY RESPONSIBLE...........  0.00%         B          $110.51         1
1290 VT SOCIALLY RESPONSIBLE...........  0.40%         B          $168.29         4
1290 VT SOCIALLY RESPONSIBLE...........  0.50%         B          $144.44         1
1290 VT SOCIALLY RESPONSIBLE...........  0.70%         B          $157.85         2
1290 VT SOCIALLY RESPONSIBLE...........  0.90%         B          $152.42         9
1290 VT SOCIALLY RESPONSIBLE...........  0.95%         B          $193.72         3
1290 VT SOCIALLY RESPONSIBLE...........  1.00%         B          $149.78        --
1290 VT SOCIALLY RESPONSIBLE...........  1.10%         B          $147.17         3
1290 VT SOCIALLY RESPONSIBLE...........  1.20%         B          $144.59        72
1290 VT SOCIALLY RESPONSIBLE...........  1.25%         B          $144.48         4
1290 VT SOCIALLY RESPONSIBLE...........  1.30%         B          $158.82        --
1290 VT SOCIALLY RESPONSIBLE...........  1.34%         B          $141.08       220
1290 VT SOCIALLY RESPONSIBLE...........  1.45%         B          $179.33        --

ALL ASSET AGGRESSIVE-ALT 25............  0.50%         B          $114.94         2
ALL ASSET AGGRESSIVE-ALT 25............  0.70%         B          $114.10         1
ALL ASSET AGGRESSIVE-ALT 25............  0.90%         B          $113.27         5
ALL ASSET AGGRESSIVE-ALT 25............  0.95%         B          $113.06        --
ALL ASSET AGGRESSIVE-ALT 25............  1.00%         B          $112.85        --
ALL ASSET AGGRESSIVE-ALT 25............  1.10%         B          $112.44         1
ALL ASSET AGGRESSIVE-ALT 25............  1.20%         B          $112.02        58
ALL ASSET AGGRESSIVE-ALT 25............  1.25%         B          $111.82         5
ALL ASSET AGGRESSIVE-ALT 25............  1.34%         B          $111.44        34
ALL ASSET AGGRESSIVE-ALT 25............  1.45%         B          $110.99        --

ALL ASSET GROWTH-ALT 20................  0.50%         B          $154.51        --
ALL ASSET GROWTH-ALT 20................  0.70%         B          $152.26        --
ALL ASSET GROWTH-ALT 20................  0.90%         B          $150.03        13
ALL ASSET GROWTH-ALT 20................  0.95%         B          $149.48         6
ALL ASSET GROWTH-ALT 20................  1.00%         B          $148.93         3
ALL ASSET GROWTH-ALT 20................  1.10%         B          $147.84         8
ALL ASSET GROWTH-ALT 20................  1.20%         B          $146.75       211
ALL ASSET GROWTH-ALT 20................  1.25%         B          $146.21        12
ALL ASSET GROWTH-ALT 20................  1.34%         B          $145.24       151
ALL ASSET GROWTH-ALT 20................  1.45%         B          $144.06        --

ALL ASSET MODERATE GROWTH-ALT 15.......  0.50%         B          $110.35        --
ALL ASSET MODERATE GROWTH-ALT 15.......  0.90%         B          $108.74         3
ALL ASSET MODERATE GROWTH-ALT 15.......  0.95%         B          $108.55         2
ALL ASSET MODERATE GROWTH-ALT 15.......  1.00%         B          $108.35        --
ALL ASSET MODERATE GROWTH-ALT 15.......  1.10%         B          $107.95         1
ALL ASSET MODERATE GROWTH-ALT 15.......  1.20%         B          $107.55        37
ALL ASSET MODERATE GROWTH-ALT 15.......  1.25%         B          $107.35         5
ALL ASSET MODERATE GROWTH-ALT 15.......  1.34%         B          $107.00        27
ALL ASSET MODERATE GROWTH-ALT 15.......  1.45%         B          $106.56        --

AMERICAN CENTURY VP MID CAP VALUE FUND.  0.00%      CLASS II      $121.33        --
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.50%      CLASS II      $216.91        10
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.70%      CLASS II      $214.01        --
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.80%      CLASS II      $212.57        --
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.90%      CLASS II      $211.14         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                         UNITS
                                                  CONTRACT                            OUTSTANDING
                                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                  -------- --------------- ---------- -----------
AMERICAN CENTURY VP MID CAP VALUE FUND...........  1.00%      CLASS II      $209.72        --
AMERICAN CENTURY VP MID CAP VALUE FUND...........  1.10%      CLASS II      $208.31         2
AMERICAN CENTURY VP MID CAP VALUE FUND...........  1.20%      CLASS II      $206.90       212

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  0.50%      CLASS 4       $102.94        14
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  0.70%      CLASS 4       $102.19         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  0.80%      CLASS 4       $101.81        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  0.90%      CLASS 4       $101.44        18
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  0.95%      CLASS 4       $101.25        25
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  1.00%      CLASS 4       $101.07         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  1.10%      CLASS 4       $100.70        13
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  1.20%      CLASS 4       $100.33       160
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  1.25%      CLASS 4       $100.14        55
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  1.34%      CLASS 4       $ 99.81        75
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.  1.45%      CLASS 4       $ 99.40        --

AXA 400 MANAGED VOLATILITY.......................  0.40%         B          $171.59         3
AXA 400 MANAGED VOLATILITY.......................  0.50%         B          $183.62        --
AXA 400 MANAGED VOLATILITY.......................  0.70%         B          $204.27        --
AXA 400 MANAGED VOLATILITY.......................  0.90%         B          $178.74         1
AXA 400 MANAGED VOLATILITY.......................  0.90%         B          $201.68         2
AXA 400 MANAGED VOLATILITY.......................  0.95%         B          $201.04        --
AXA 400 MANAGED VOLATILITY.......................  1.10%         B          $176.34         2
AXA 400 MANAGED VOLATILITY.......................  1.20%         B          $175.15        27
AXA 400 MANAGED VOLATILITY.......................  1.20%         B          $197.85        --
AXA 400 MANAGED VOLATILITY.......................  1.25%         B          $197.22         3
AXA 400 MANAGED VOLATILITY.......................  1.34%         B          $196.09        28
AXA 400 MANAGED VOLATILITY.......................  1.45%         B          $147.53        --

AXA 500 MANAGED VOLATILITY.......................  0.50%         B          $182.57        --
AXA 500 MANAGED VOLATILITY.......................  0.70%         B          $180.13        --
AXA 500 MANAGED VOLATILITY.......................  0.70%         B          $201.16        --
AXA 500 MANAGED VOLATILITY.......................  0.80%         B          $178.92        --
AXA 500 MANAGED VOLATILITY.......................  0.90%         B          $177.72         3
AXA 500 MANAGED VOLATILITY.......................  0.90%         B          $198.61         2
AXA 500 MANAGED VOLATILITY.......................  0.95%         B          $197.98         1
AXA 500 MANAGED VOLATILITY.......................  1.00%         B          $176.52        --
AXA 500 MANAGED VOLATILITY.......................  1.10%         B          $175.33         3
AXA 500 MANAGED VOLATILITY.......................  1.20%         B          $174.15        47
AXA 500 MANAGED VOLATILITY.......................  1.20%         B          $194.84         3
AXA 500 MANAGED VOLATILITY.......................  1.25%         B          $194.22         8
AXA 500 MANAGED VOLATILITY.......................  1.34%         B          $193.10        37

AXA 2000 MANAGED VOLATILITY......................  0.50%         B          $172.69         1
AXA 2000 MANAGED VOLATILITY......................  0.70%         B          $170.38        --
AXA 2000 MANAGED VOLATILITY......................  0.70%         B          $200.79        --
AXA 2000 MANAGED VOLATILITY......................  0.90%         B          $168.09         1
AXA 2000 MANAGED VOLATILITY......................  0.90%         B          $198.25         1
AXA 2000 MANAGED VOLATILITY......................  0.95%         B          $197.62        --
AXA 2000 MANAGED VOLATILITY......................  1.10%         B          $165.84         2
AXA 2000 MANAGED VOLATILITY......................  1.20%         B          $164.72        16
AXA 2000 MANAGED VOLATILITY......................  1.20%         B          $194.48        --
AXA 2000 MANAGED VOLATILITY......................  1.25%         B          $193.86         1
AXA 2000 MANAGED VOLATILITY......................  1.34%         B          $192.75        11

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
AXA AGGRESSIVE ALLOCATION........  0.50%          B         $202.67         14
AXA AGGRESSIVE ALLOCATION........  0.70%          B         $197.33          8
AXA AGGRESSIVE ALLOCATION........  0.80%          B         $238.31         --
AXA AGGRESSIVE ALLOCATION........  0.90%          B         $192.13        313
AXA AGGRESSIVE ALLOCATION........  0.95%          B         $190.86         77
AXA AGGRESSIVE ALLOCATION........  1.00%          B         $189.59          3
AXA AGGRESSIVE ALLOCATION........  1.10%          B         $187.06        102
AXA AGGRESSIVE ALLOCATION........  1.20%          B         $184.57        974
AXA AGGRESSIVE ALLOCATION........  1.25%          B         $113.42         47
AXA AGGRESSIVE ALLOCATION........  1.30%          B         $127.51         15
AXA AGGRESSIVE ALLOCATION........  1.34%          B         $181.14      1,793
AXA AGGRESSIVE ALLOCATION........  1.35%          B         $180.89          1
AXA AGGRESSIVE ALLOCATION........  1.45%          B         $178.48          1

AXA BALANCED STRATEGY............  1.25%          A         $137.56          1
AXA BALANCED STRATEGY............  0.50%          B         $127.15         10
AXA BALANCED STRATEGY............  0.70%          B         $125.96         --
AXA BALANCED STRATEGY............  0.90%          B         $124.79          8
AXA BALANCED STRATEGY............  0.95%          B         $124.50          2
AXA BALANCED STRATEGY............  1.00%          B         $124.21         --
AXA BALANCED STRATEGY............  1.10%          B         $123.63          3
AXA BALANCED STRATEGY............  1.20%          B         $123.05         64
AXA BALANCED STRATEGY............  1.25%          B         $122.76         41
AXA BALANCED STRATEGY............  1.25%          B         $147.33        104
AXA BALANCED STRATEGY............  1.30%          B         $146.78        582
AXA BALANCED STRATEGY............  1.34%          B         $122.24         65
AXA BALANCED STRATEGY............  1.45%          B         $121.61          1

AXA CONSERVATIVE ALLOCATION......  0.50%          B         $143.99          6
AXA CONSERVATIVE ALLOCATION......  0.70%          B         $140.19          2
AXA CONSERVATIVE ALLOCATION......  0.90%          B         $136.50         58
AXA CONSERVATIVE ALLOCATION......  0.95%          B         $135.59         48
AXA CONSERVATIVE ALLOCATION......  1.00%          B         $134.69         --
AXA CONSERVATIVE ALLOCATION......  1.10%          B         $132.90         35
AXA CONSERVATIVE ALLOCATION......  1.20%          B         $131.13        230
AXA CONSERVATIVE ALLOCATION......  1.25%          B         $112.76        185
AXA CONSERVATIVE ALLOCATION......  1.30%          B         $115.86         14
AXA CONSERVATIVE ALLOCATION......  1.34%          B         $128.69        306
AXA CONSERVATIVE ALLOCATION......  1.35%          B         $128.52         --
AXA CONSERVATIVE ALLOCATION......  1.45%          B         $126.80         --

AXA CONSERVATIVE GROWTH STRATEGY.  0.50%          B         $121.24          3
AXA CONSERVATIVE GROWTH STRATEGY.  0.70%          B         $120.12         --
AXA CONSERVATIVE GROWTH STRATEGY.  0.90%          B         $119.00          2
AXA CONSERVATIVE GROWTH STRATEGY.  0.95%          B         $118.72          2
AXA CONSERVATIVE GROWTH STRATEGY.  1.00%          B         $118.44         --
AXA CONSERVATIVE GROWTH STRATEGY.  1.10%          B         $117.89          4
AXA CONSERVATIVE GROWTH STRATEGY.  1.20%          B         $117.34         35
AXA CONSERVATIVE GROWTH STRATEGY.  1.25%          B         $117.06         53
AXA CONSERVATIVE GROWTH STRATEGY.  1.25%          B         $138.38         24
AXA CONSERVATIVE GROWTH STRATEGY.  1.30%          B         $137.85         54
AXA CONSERVATIVE GROWTH STRATEGY.  1.34%          B         $116.57         27
AXA CONSERVATIVE STRATEGY........  0.50%          B         $109.78          6

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                  UNITS
                                           CONTRACT                            OUTSTANDING
                                           CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                           -------- --------------- ---------- -----------
AXA CONSERVATIVE STRATEGY.................  0.70%          B         $108.76         --
AXA CONSERVATIVE STRATEGY.................  0.90%          B         $107.74          2
AXA CONSERVATIVE STRATEGY.................  0.95%          B         $107.49          3
AXA CONSERVATIVE STRATEGY.................  1.10%          B         $106.74          2
AXA CONSERVATIVE STRATEGY.................  1.20%          B         $106.24         18
AXA CONSERVATIVE STRATEGY.................  1.25%          B         $105.99          9
AXA CONSERVATIVE STRATEGY.................  1.25%          B         $119.86          8
AXA CONSERVATIVE STRATEGY.................  1.30%          B         $119.41         26
AXA CONSERVATIVE STRATEGY.................  1.34%          B         $105.54         13

AXA CONSERVATIVE-PLUS ALLOCATION..........  0.50%          B         $158.32         23
AXA CONSERVATIVE-PLUS ALLOCATION..........  0.70%          B         $154.15          3
AXA CONSERVATIVE-PLUS ALLOCATION..........  0.80%          B         $160.37         --
AXA CONSERVATIVE-PLUS ALLOCATION..........  0.90%          B         $150.09        117
AXA CONSERVATIVE-PLUS ALLOCATION..........  0.95%          B         $149.09         33
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.00%          B         $148.10         --
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.10%          B         $146.13         42
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.20%          B         $144.18        514
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.25%          B         $114.27        137
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.30%          B         $120.25         16
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.34%          B         $141.50        578
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.35%          B         $141.31          1
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.45%          B         $139.42         --

AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.50%          B         $301.70          1
AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.70%          B         $223.86         --
AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.70%          B         $365.87          5
AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.80%          B         $225.37         --
AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.90%          B         $352.51         37
AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.90%          B         $418.11          5
AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.95%          B         $307.94         36
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.00%          B         $346.01         --
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.10%          B         $339.60         10
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.20%          B         $314.74        145
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.20%          B         $333.29         39
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.25%          B         $ 94.95         56
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.30%          B         $129.77          3
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.34%          B         $215.28      1,137
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.34%          B         $348.18         20
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.35%          B         $324.07          2
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.45%          B         $300.37          1

AXA GROWTH STRATEGY.......................  1.10%          A         $155.76          6
AXA GROWTH STRATEGY.......................  1.25%          A         $154.04          3

AXA INTERNATIONAL CORE MANAGED VOLATILITY.  0.40%          B         $ 87.21         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  0.50%          B         $115.94          2
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  0.70%          B         $126.39          3
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  0.80%          B         $171.41         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  0.90%          B         $122.05         52
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  0.95%          B         $148.64         37
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  1.00%          B         $119.93         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  1.10%          B         $117.84         14

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                   UNITS
                                            CONTRACT                            OUTSTANDING
                                            CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                            -------- --------------- ---------- -----------
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.20%          B         $115.78        313
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.25%          B         $ 75.78         29
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.30%          B         $ 87.68          3
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.34%          B         $112.97        864
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.45%          B         $137.71         --

AXA INTERNATIONAL MANAGED VOLATILITY.......  0.50%          B         $109.81         --
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.70%          B         $115.81         --
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.90%          B         $106.89         --
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.90%          B         $114.34          4
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.95%          B         $113.98          1
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.10%          B         $105.45          1
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.20%          B         $104.74         41
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.20%          B         $112.17         --
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.25%          B         $111.81          3
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.34%          B         $111.17         30

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.40%          B         $116.39         38
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.50%          B         $116.76          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.70%          B         $140.16          4
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.80%          B         $174.77         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.90%          B         $135.34         50
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.95%          B         $134.16         49
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.00%          B         $133.00         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.10%          B         $130.68          9
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.20%          B         $128.40        106
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.25%          B         $ 73.67         21
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.30%          B         $ 84.93          4
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.34%          B         $125.28      1,074
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.35%          B         $125.06          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.45%          B         $134.53         --

AXA LARGE CAP CORE MANAGED VOLATILITY......  0.50%          B         $164.52          1
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.70%          B         $168.80         --
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.90%          B         $163.00          7
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.95%          B         $161.58          9
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.00%          B         $160.17         --
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.10%          B         $157.38          2
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.20%          B         $154.64         33
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.25%          B         $138.05          4
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.30%          B         $150.67         --
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.34%          B         $150.88        137
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.45%          B         $147.98         --

AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.50%          B         $114.49          6
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.70%          B         $198.39         10
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.80%          B         $293.31         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.90%          B         $171.14         23
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.90%          B         $191.14         70
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.95%          B         $160.83        118
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.00%          B         $187.62          1
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.10%          B         $184.14         18
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.20%          B         $173.55        265
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.20%          B         $180.73         36

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
AXA LARGE CAP GROWTH MANAGED VOLATILITY.  1.25%          B         $158.75         16
AXA LARGE CAP GROWTH MANAGED VOLATILITY.  1.30%          B         $182.35          6
AXA LARGE CAP GROWTH MANAGED VOLATILITY.  1.34%          B         $263.16      2,019
AXA LARGE CAP GROWTH MANAGED VOLATILITY.  1.35%          B         $175.72          4
AXA LARGE CAP GROWTH MANAGED VOLATILITY.  1.45%          B         $165.63          4

AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.70%          A         $187.43         10
AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.90%          A         $180.99         51
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.20%          A         $171.70         35
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.34%          A         $167.53      4,376
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.35%          A         $167.23         11
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.45%          A         $175.77          5
AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.40%          B         $167.02         23
AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.50%          B         $206.48          4
AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.80%          B         $292.99         --
AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.90%          B         $178.64         28
AXA LARGE CAP VALUE MANAGED VOLATILITY..  0.95%          B         $187.81        136
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.00%          B         $177.85         --
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.10%          B         $172.49          8
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.10%          B         $174.75         --
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.20%          B         $169.48        321
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.20%          B         $171.70          1
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.25%          B         $110.43         23
AXA LARGE CAP VALUE MANAGED VOLATILITY..  1.30%          B         $121.52          8

AXA MID CAP VALUE MANAGED VOLATILITY....  0.50%          B         $310.86          2
AXA MID CAP VALUE MANAGED VOLATILITY....  0.70%          B         $244.09          5
AXA MID CAP VALUE MANAGED VOLATILITY....  0.80%          B         $352.40         --
AXA MID CAP VALUE MANAGED VOLATILITY....  0.90%          B         $235.17         31
AXA MID CAP VALUE MANAGED VOLATILITY....  0.90%          B         $291.03         11
AXA MID CAP VALUE MANAGED VOLATILITY....  0.95%          B         $294.51         57
AXA MID CAP VALUE MANAGED VOLATILITY....  1.00%          B         $230.83         --
AXA MID CAP VALUE MANAGED VOLATILITY....  1.10%          B         $226.56          9
AXA MID CAP VALUE MANAGED VOLATILITY....  1.20%          B         $221.67        178
AXA MID CAP VALUE MANAGED VOLATILITY....  1.20%          B         $222.35         21
AXA MID CAP VALUE MANAGED VOLATILITY....  1.25%          B         $141.70         23
AXA MID CAP VALUE MANAGED VOLATILITY....  1.30%          B         $162.11          5
AXA MID CAP VALUE MANAGED VOLATILITY....  1.34%          B         $273.30      1,555
AXA MID CAP VALUE MANAGED VOLATILITY....  1.35%          B         $216.20          3
AXA MID CAP VALUE MANAGED VOLATILITY....  1.45%          B         $211.55          1

AXA MODERATE ALLOCATION.................  0.70%          A         $211.14         15
AXA MODERATE ALLOCATION+................  0.70%          A         $211.42          1
AXA MODERATE ALLOCATION.................  0.90%          A         $248.87        253
AXA MODERATE ALLOCATION+................  0.90%          A         $250.70         26
AXA MODERATE ALLOCATION.................  1.20%          A         $216.17         44
AXA MODERATE ALLOCATION+................  1.34%          A         $ 78.92     10,700
AXA MODERATE ALLOCATION.................  1.35%          A         $251.70        801
AXA MODERATE ALLOCATION.................  1.35%          A         $253.29         15
AXA MODERATE ALLOCATION.................  1.45%          A         $160.53          3
AXA MODERATE ALLOCATION.................  0.40%          B         $122.66         27
AXA MODERATE ALLOCATION.................  0.50%          B         $152.92         87
AXA MODERATE ALLOCATION.................  0.80%          B         $172.06         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                       UNITS
                                CONTRACT                            OUTSTANDING
                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                -------- --------------- ---------- -----------
AXA MODERATE ALLOCATION+.......  0.90%          B         $157.79         12
AXA MODERATE ALLOCATION........  0.90%          B         $174.31         76
AXA MODERATE ALLOCATION........  0.95%          B         $155.28        142
AXA MODERATE ALLOCATION........  1.00%          B         $170.98          3
AXA MODERATE ALLOCATION........  1.10%          B         $151.25        211
AXA MODERATE ALLOCATION........  1.20%          B         $162.63      2,058
AXA MODERATE ALLOCATION........  1.25%          B         $111.41        353
AXA MODERATE ALLOCATION........  1.30%          B         $120.63         92

AXA MODERATE GROWTH STRATEGY...  0.50%          B         $133.44         12
AXA MODERATE GROWTH STRATEGY...  0.70%          B         $132.19          1
AXA MODERATE GROWTH STRATEGY...  0.80%          B         $131.58         --
AXA MODERATE GROWTH STRATEGY...  0.90%          B         $130.96         13
AXA MODERATE GROWTH STRATEGY...  0.95%          B         $130.66          1
AXA MODERATE GROWTH STRATEGY...  1.00%          B         $130.35          1
AXA MODERATE GROWTH STRATEGY...  1.10%          B         $129.74         10
AXA MODERATE GROWTH STRATEGY...  1.20%          B         $129.13        201
AXA MODERATE GROWTH STRATEGY...  1.25%          B         $128.83         62
AXA MODERATE GROWTH STRATEGY...  1.34%          B         $128.29         91
AXA MODERATE GROWTH STRATEGY...  1.45%          B         $127.63         --

AXA MODERATE-PLUS ALLOCATION...  0.50%          B         $190.50          9
AXA MODERATE-PLUS ALLOCATION...  0.70%          B         $185.48         15
AXA MODERATE-PLUS ALLOCATION...  0.80%          B         $203.36         --
AXA MODERATE-PLUS ALLOCATION...  0.90%          B         $180.59        434
AXA MODERATE-PLUS ALLOCATION...  0.95%          B         $179.39        199
AXA MODERATE-PLUS ALLOCATION...  1.00%          B         $178.20          3
AXA MODERATE-PLUS ALLOCATION...  1.10%          B         $175.83        196
AXA MODERATE-PLUS ALLOCATION...  1.20%          B         $173.48      1,719
AXA MODERATE-PLUS ALLOCATION...  1.25%          B         $114.33        167
AXA MODERATE-PLUS ALLOCATION...  1.30%          B         $125.47         87
AXA MODERATE-PLUS ALLOCATION...  1.34%          B         $170.26      3,548
AXA MODERATE-PLUS ALLOCATION...  1.35%          B         $170.03          4
AXA MODERATE-PLUS ALLOCATION...  1.45%          B         $167.76          1

AXA SMARTBETA EQUITY...........  0.50%          B         $101.16         --
AXA SMARTBETA EQUITY...........  0.70%          B         $100.82         --
AXA SMARTBETA EQUITY...........  0.90%          B         $100.49         --
AXA SMARTBETA EQUITY...........  1.00%          B         $100.33         --
AXA SMARTBETA EQUITY...........  1.10%          B         $100.16         --
AXA SMARTBETA EQUITY...........  1.20%          B         $100.00          2
AXA SMARTBETA EQUITY...........  1.25%          B         $ 99.92          1

AXA/AB DYNAMIC MODERATE GROWTH.  0.50%          B         $127.68         --
AXA/AB DYNAMIC MODERATE GROWTH.  0.70%          B         $126.49         --
AXA/AB DYNAMIC MODERATE GROWTH.  0.90%          B         $125.31          4
AXA/AB DYNAMIC MODERATE GROWTH.  0.95%          B         $125.02          3
AXA/AB DYNAMIC MODERATE GROWTH.  1.00%          B         $124.73          1
AXA/AB DYNAMIC MODERATE GROWTH.  1.10%          B         $124.14          7
AXA/AB DYNAMIC MODERATE GROWTH.  1.20%          B         $123.56         75
AXA/AB DYNAMIC MODERATE GROWTH.  1.25%          B         $123.27         18
AXA/AB DYNAMIC MODERATE GROWTH.  1.34%          B         $122.75         26

AXA/AB SMALL CAP GROWTH........  0.70%          A         $304.61          3
AXA/AB SMALL CAP GROWTH........  0.90%          A         $376.97         15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
AXA/AB SMALL CAP GROWTH.........................  1.20%          A         $355.13        10
AXA/AB SMALL CAP GROWTH.........................  1.34%          A         $345.38       787
AXA/AB SMALL CAP GROWTH.........................  1.35%          A         $344.68         3
AXA/AB SMALL CAP GROWTH.........................  1.45%          A         $248.18         1
AXA/AB SMALL CAP GROWTH.........................  0.50%          B         $200.63        14
AXA/AB SMALL CAP GROWTH.........................  0.70%          B         $327.22        --
AXA/AB SMALL CAP GROWTH.........................  0.80%          B         $359.06        --
AXA/AB SMALL CAP GROWTH.........................  0.90%          B         $266.60         4
AXA/AB SMALL CAP GROWTH.........................  0.95%          B         $313.23        38
AXA/AB SMALL CAP GROWTH.........................  1.00%          B         $338.81        --
AXA/AB SMALL CAP GROWTH.........................  1.10%          B         $305.10         6
AXA/AB SMALL CAP GROWTH.........................  1.20%          B         $251.49       149
AXA/AB SMALL CAP GROWTH.........................  1.25%          B         $159.34        37
AXA/AB SMALL CAP GROWTH.........................  1.30%          B         $191.00         4

AXA/CLEARBRIDGE LARGE CAP GROWTH................  0.50%          B         $190.69        --
AXA/CLEARBRIDGE LARGE CAP GROWTH................  0.70%          B         $190.54         5
AXA/CLEARBRIDGE LARGE CAP GROWTH................  0.90%          B         $183.99        34
AXA/CLEARBRIDGE LARGE CAP GROWTH................  0.95%          B         $182.39        33
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.10%          B         $177.65        20
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.20%          B         $174.55        76
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.25%          B         $176.65        68
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.30%          B         $201.85         2
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.34%          B         $170.31       648
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.35%          B         $170.01         1
AXA/CLEARBRIDGE LARGE CAP GROWTH................  1.45%          B         $167.04        --

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  0.50%          B         $102.24         3
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  0.70%          B         $101.90        --
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  0.90%          B         $101.57         1
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  1.10%          B         $101.23         1
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  1.20%          B         $101.07        17
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  1.25%          B         $100.98         4

AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  0.40%          B         $130.96        --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  0.50%          B         $145.87        10
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  0.70%          B         $142.87         1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  0.90%          B         $139.94        19
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  0.95%          B         $139.21        31
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.00%          B         $138.49        --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.10%          B         $137.05        14
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.20%          B         $135.63       109
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.25%          B         $124.23        49
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.30%          B         $132.30         8
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.34%          B         $133.66       427
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.45%          B         $132.13        --

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  0.50%          B         $172.18         5
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  0.70%          B         $168.64        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  0.90%          B         $165.18         2
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  0.95%          B         $164.32         4
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.00%          B         $163.47        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.10%          B         $161.77         2
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.20%          B         $160.09        19

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                             UNITS
                                                      CONTRACT                            OUTSTANDING
                                                      CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                      -------- --------------- ---------- -----------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.25%          B         $133.33         4
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.30%          B         $151.33        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.34%          B         $157.77        87
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.45%          B         $155.96        --

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  0.50%          B         $124.18         8
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  0.70%          B         $121.80        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  0.90%          B         $119.46        15
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  0.95%          B         $118.88        22
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.00%          B         $228.87         1
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.10%          B         $131.72        13
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.20%          B         $116.02       132
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.25%          B         $114.44        27
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.30%          B         $115.17        11
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.34%          B         $114.45       371

AXA/HORIZON SMALL CAP VALUE..........................  0.50%          B         $108.45         2
AXA/HORIZON SMALL CAP VALUE..........................  0.90%          B         $107.74        --
AXA/HORIZON SMALL CAP VALUE..........................  1.00%          B         $107.56        --
AXA/HORIZON SMALL CAP VALUE..........................  1.10%          B         $107.38        --
AXA/HORIZON SMALL CAP VALUE..........................  1.20%          B         $107.20         1
AXA/HORIZON SMALL CAP VALUE..........................  1.25%          B         $107.12        --

AXA/JANUS ENTERPRISE.................................  0.40%          B         $125.92         1
AXA/JANUS ENTERPRISE.................................  0.50%          B         $215.24         1
AXA/JANUS ENTERPRISE.................................  0.70%          B         $210.24         3
AXA/JANUS ENTERPRISE.................................  0.80%          B         $261.82        --
AXA/JANUS ENTERPRISE.................................  0.90%          B         $205.36        72
AXA/JANUS ENTERPRISE.................................  0.95%          B         $204.15        18
AXA/JANUS ENTERPRISE.................................  1.00%          B         $202.96         1
AXA/JANUS ENTERPRISE.................................  1.10%          B         $200.58        23
AXA/JANUS ENTERPRISE.................................  1.20%          B         $198.22       413
AXA/JANUS ENTERPRISE.................................  1.25%          B         $129.00       102
AXA/JANUS ENTERPRISE.................................  1.30%          B         $152.51         4
AXA/JANUS ENTERPRISE.................................  1.34%          B         $194.97       640
AXA/JANUS ENTERPRISE.................................  1.35%          B         $194.74         1
AXA/JANUS ENTERPRISE.................................  1.45%          B         $192.44        --

AXA/LOOMIS SAYLES GROWTH.............................  0.40%          B         $160.84         1
AXA/LOOMIS SAYLES GROWTH.............................  0.50%          B         $242.11         1
AXA/LOOMIS SAYLES GROWTH.............................  0.70%          B         $236.22         2
AXA/LOOMIS SAYLES GROWTH.............................  0.80%          B         $277.33        --
AXA/LOOMIS SAYLES GROWTH.............................  0.90%          B         $230.48        14
AXA/LOOMIS SAYLES GROWTH.............................  0.95%          B         $229.06        10
AXA/LOOMIS SAYLES GROWTH.............................  1.00%          B         $227.66        --
AXA/LOOMIS SAYLES GROWTH.............................  1.10%          B         $224.86         7
AXA/LOOMIS SAYLES GROWTH.............................  1.20%          B         $222.09        28
AXA/LOOMIS SAYLES GROWTH.............................  1.25%          B         $175.10        42
AXA/LOOMIS SAYLES GROWTH.............................  1.30%          B         $192.76         2
AXA/LOOMIS SAYLES GROWTH.............................  1.34%          B         $218.28       179
AXA/LOOMIS SAYLES GROWTH.............................  1.35%          B         $218.01        --
AXA/LOOMIS SAYLES GROWTH.............................  1.45%          B         $215.32        --

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  0.50%          B         $153.85        --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  0.70%          B         $150.69        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                       UNITS
                                                CONTRACT                            OUTSTANDING
                                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                -------- --------------- ---------- -----------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  0.90%          B         $147.59         8
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  0.95%          B         $146.83         6
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.00%          B         $146.07        --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.10%          B         $144.55         2
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.20%          B         $143.05        23
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.25%          B         $122.12         2
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.30%          B         $137.18         8
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.34%          B         $140.98       140
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.  1.45%          B         $139.36        --

AXA/PACIFIC GLOBAL SMALL CAP VALUE.............  0.50%          B         $103.81         2
AXA/PACIFIC GLOBAL SMALL CAP VALUE.............  0.90%          B         $103.13        --
AXA/PACIFIC GLOBAL SMALL CAP VALUE.............  1.10%          B         $102.79        --
AXA/PACIFIC GLOBAL SMALL CAP VALUE.............  1.20%          B         $102.62         2
AXA/PACIFIC GLOBAL SMALL CAP VALUE.............  1.25%          B         $102.53        --

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  0.50%          B         $125.28         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  0.70%          B         $122.71         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  0.80%          B         $225.23        --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  0.90%          B         $120.19        14
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  0.95%          B         $119.56         8
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.00%          B         $118.94        --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.10%          B         $117.71         6
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.20%          B         $116.48       122
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.25%          B         $ 99.99        15
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.30%          B         $111.79         8
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.34%          B         $114.80       206
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.  1.45%          B         $113.48        --

CHARTER/SM/ INTERNATIONAL MODERATE.............  0.50%          B         $ 96.45        --
CHARTER/SM/ INTERNATIONAL MODERATE.............  0.90%          B         $ 95.82        --
CHARTER/SM/ INTERNATIONAL MODERATE.............  1.20%          B         $ 95.35        --
CHARTER/SM/ INTERNATIONAL MODERATE.............  1.25%          B         $ 95.27        --

CHARTER/SM/ MULTI-SECTOR BOND..................  0.70%          A         $120.09         2
CHARTER/SM/ MULTI-SECTOR BOND..................  0.90%          A         $154.64        20
CHARTER/SM/ MULTI-SECTOR BOND..................  1.20%          A         $127.27         4
CHARTER/SM/ MULTI-SECTOR BOND..................  1.34%          A         $167.08       340
CHARTER/SM/ MULTI-SECTOR BOND..................  1.35%          A         $177.98         3
CHARTER/SM/ MULTI-SECTOR BOND..................  1.45%          A         $ 97.11         1
CHARTER/SM/ MULTI-SECTOR BOND..................  0.50%          B         $135.69         4
CHARTER/SM/ MULTI-SECTOR BOND..................  0.70%          B         $125.60        --
CHARTER/SM/ MULTI-SECTOR BOND..................  0.80%          B         $128.89        --
CHARTER/SM/ MULTI-SECTOR BOND..................  0.90%          B         $104.57         4
CHARTER/SM/ MULTI-SECTOR BOND..................  0.95%          B         $120.23        51
CHARTER/SM/ MULTI-SECTOR BOND..................  1.00%          B         $140.16        --
CHARTER/SM/ MULTI-SECTOR BOND..................  1.10%          B         $117.11        16
CHARTER/SM/ MULTI-SECTOR BOND..................  1.20%          B         $ 98.51       146
CHARTER/SM/ MULTI-SECTOR BOND..................  1.25%          B         $ 91.67        24
CHARTER/SM/ MULTI-SECTOR BOND..................  1.30%          B         $ 95.37         4

CHARTER/SM/ REAL ASSETS........................  0.50%          B         $ 97.41        --
CHARTER/SM/ REAL ASSETS........................  0.90%          B         $ 96.78        --
CHARTER/SM/ REAL ASSETS........................  1.20%          B         $ 96.30         1
CHARTER/SM/ REAL ASSETS........................  1.25%          B         $ 96.22        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
CHARTER/SM/ SMALL CAP GROWTH.....  0.50%          B         $183.29         --
CHARTER/SM/ SMALL CAP GROWTH.....  0.70%          B         $178.83          1
CHARTER/SM/ SMALL CAP GROWTH.....  0.90%          B         $174.48          5
CHARTER/SM/ SMALL CAP GROWTH.....  0.95%          B         $173.41          9
CHARTER/SM/ SMALL CAP GROWTH.....  1.00%          B         $172.34         --
CHARTER/SM/ SMALL CAP GROWTH.....  1.10%          B         $170.23          2
CHARTER/SM/ SMALL CAP GROWTH.....  1.20%          B         $168.13         16
CHARTER/SM/ SMALL CAP GROWTH.....  1.25%          B         $113.82          6
CHARTER/SM/ SMALL CAP GROWTH.....  1.30%          B         $130.11         --
CHARTER/SM/ SMALL CAP GROWTH+....  1.34%          B         $164.19         11
CHARTER/SM/ SMALL CAP GROWTH.....  1.34%          B         $165.24        194
CHARTER/SM/ SMALL CAP GROWTH.....  1.35%          B         $165.04         --
CHARTER/SM/ SMALL CAP GROWTH.....  1.45%          B         $163.00         --

CHARTER/SM/ SMALL CAP VALUE......  0.50%          B         $273.66          1
CHARTER/SM/ SMALL CAP VALUE......  0.70%          B         $280.92          1
CHARTER/SM/ SMALL CAP VALUE......  0.90%          B         $271.27         10
CHARTER/SM/ SMALL CAP VALUE......  0.95%          B         $212.20         20
CHARTER/SM/ SMALL CAP VALUE......  1.00%          B         $266.56         --
CHARTER/SM/ SMALL CAP VALUE......  1.10%          B         $261.92          1
CHARTER/SM/ SMALL CAP VALUE......  1.20%          B         $257.35         28
CHARTER/SM/ SMALL CAP VALUE......  1.25%          B         $115.90          3
CHARTER/SM/ SMALL CAP VALUE......  1.30%          B         $126.34         --
CHARTER/SM/ SMALL CAP VALUE+.....  1.34%          B         $248.94         15
CHARTER/SM/ SMALL CAP VALUE......  1.34%          B         $251.10        390
CHARTER/SM/ SMALL CAP VALUE......  1.35%          B         $250.65         --
CHARTER/SM/ SMALL CAP VALUE......  1.45%          B         $193.10         --

EQ/BLACKROCK BASIC VALUE EQUITY..  0.50%          B         $258.55         11
EQ/BLACKROCK BASIC VALUE EQUITY..  0.70%          B         $318.31          8
EQ/BLACKROCK BASIC VALUE EQUITY..  0.80%          B         $296.82         --
EQ/BLACKROCK BASIC VALUE EQUITY..  0.90%          B         $299.63         15
EQ/BLACKROCK BASIC VALUE EQUITY..  0.90%          B         $306.68         89
EQ/BLACKROCK BASIC VALUE EQUITY..  0.95%          B         $253.85         63
EQ/BLACKROCK BASIC VALUE EQUITY..  1.00%          B         $301.03          2
EQ/BLACKROCK BASIC VALUE EQUITY..  1.10%          B         $295.46         28
EQ/BLACKROCK BASIC VALUE EQUITY..  1.20%          B         $287.78        664
EQ/BLACKROCK BASIC VALUE EQUITY..  1.20%          B         $289.97         82
EQ/BLACKROCK BASIC VALUE EQUITY..  1.25%          B         $139.97        232
EQ/BLACKROCK BASIC VALUE EQUITY..  1.30%          B         $158.37          7
EQ/BLACKROCK BASIC VALUE EQUITY..  1.34%          B         $365.81      1,224
EQ/BLACKROCK BASIC VALUE EQUITY..  1.35%          B         $281.95          3
EQ/BLACKROCK BASIC VALUE EQUITY..  1.45%          B         $274.64          1

EQ/BOSTON ADVISORS EQUITY INCOME.  0.50%          B         $209.90         19
EQ/BOSTON ADVISORS EQUITY INCOME.  0.70%          B         $204.80          1
EQ/BOSTON ADVISORS EQUITY INCOME.  0.80%          B         $296.26         --
EQ/BOSTON ADVISORS EQUITY INCOME.  0.90%          B         $199.82         24
EQ/BOSTON ADVISORS EQUITY INCOME.  0.95%          B         $198.59         16
EQ/BOSTON ADVISORS EQUITY INCOME.  1.00%          B         $197.37         --
EQ/BOSTON ADVISORS EQUITY INCOME.  1.10%          B         $194.95          8
EQ/BOSTON ADVISORS EQUITY INCOME.  1.20%          B         $192.54        128
EQ/BOSTON ADVISORS EQUITY INCOME.  1.25%          B         $137.73         28

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/BOSTON ADVISORS EQUITY INCOME.  1.30%          B         $155.12          4
EQ/BOSTON ADVISORS EQUITY INCOME.  1.34%          B         $189.24        341
EQ/BOSTON ADVISORS EQUITY INCOME.  1.35%          B         $189.00         --
EQ/BOSTON ADVISORS EQUITY INCOME.  1.45%          B         $186.68         --

EQ/CAPITAL GUARDIAN RESEARCH.....  0.70%          B         $236.07          2
EQ/CAPITAL GUARDIAN RESEARCH.....  0.90%          B         $227.96         14
EQ/CAPITAL GUARDIAN RESEARCH.....  0.95%          B         $225.97         31
EQ/CAPITAL GUARDIAN RESEARCH.....  1.10%          B         $220.11          2
EQ/CAPITAL GUARDIAN RESEARCH.....  1.20%          B         $216.26        122
EQ/CAPITAL GUARDIAN RESEARCH.....  1.25%          B         $151.36        142
EQ/CAPITAL GUARDIAN RESEARCH.....  1.30%          B         $164.92          1
EQ/CAPITAL GUARDIAN RESEARCH.....  1.34%          B         $211.01        638
EQ/CAPITAL GUARDIAN RESEARCH.....  1.35%          B         $210.64          1
EQ/CAPITAL GUARDIAN RESEARCH.....  1.45%          B         $206.96          1

EQ/COMMON STOCK INDEX............  0.70%          A         $250.51         20
EQ/COMMON STOCK INDEX+...........  0.74%          A         $812.71         36
EQ/COMMON STOCK INDEX+...........  0.74%          A         $880.33         14
EQ/COMMON STOCK INDEX............  0.90%          A         $349.36         41
EQ/COMMON STOCK INDEX............  1.20%          A         $281.24         21
EQ/COMMON STOCK INDEX............  1.35%          A         $427.66        816
EQ/COMMON STOCK INDEX............  1.35%          A         $446.83         11
EQ/COMMON STOCK INDEX+...........  1.40%          A         $563.49      2,895
EQ/COMMON STOCK INDEX............  1.45%          A         $170.82         13
EQ/COMMON STOCK INDEX............  0.40%          B         $166.28         11
EQ/COMMON STOCK INDEX............  0.50%          B         $161.69          2
EQ/COMMON STOCK INDEX............  0.80%          B         $320.30         --
EQ/COMMON STOCK INDEX............  0.90%          B         $166.97         12
EQ/COMMON STOCK INDEX............  0.90%          B         $186.86         44
EQ/COMMON STOCK INDEX............  0.95%          B         $158.03        139
EQ/COMMON STOCK INDEX............  1.00%          B         $271.14         --
EQ/COMMON STOCK INDEX............  1.10%          B         $153.93         15
EQ/COMMON STOCK INDEX............  1.20%          B         $173.08        505
EQ/COMMON STOCK INDEX............  1.25%          B         $136.59        140
EQ/COMMON STOCK INDEX............  1.30%          B         $152.11         13

EQ/CORE BOND INDEX...............  0.40%          B         $102.06          9
EQ/CORE BOND INDEX...............  0.50%          B         $130.40          5
EQ/CORE BOND INDEX...............  0.70%          B         $126.50          3
EQ/CORE BOND INDEX...............  0.80%          B         $116.38         --
EQ/CORE BOND INDEX...............  0.90%          B         $122.72         39
EQ/CORE BOND INDEX...............  0.95%          B         $121.79         77
EQ/CORE BOND INDEX...............  1.00%          B         $120.87         --
EQ/CORE BOND INDEX...............  1.10%          B         $119.04         20
EQ/CORE BOND INDEX...............  1.20%          B         $117.23        223
EQ/CORE BOND INDEX...............  1.25%          B         $100.13         65
EQ/CORE BOND INDEX...............  1.30%          B         $100.05          3
EQ/CORE BOND INDEX...............  1.34%          B         $114.76        547
EQ/CORE BOND INDEX...............  1.35%          B         $114.58         --
EQ/CORE BOND INDEX...............  1.45%          B         $112.84         --

EQ/EMERGING MARKETS EQUITY PLUS..  0.50%          B         $ 81.33         --
EQ/EMERGING MARKETS EQUITY PLUS..  0.70%          B         $ 80.74          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                   -------- --------------- ---------- -----------
EQ/EMERGING MARKETS EQUITY PLUS...  0.80%          B         $ 80.44         --
EQ/EMERGING MARKETS EQUITY PLUS...  0.90%          B         $ 80.15          1
EQ/EMERGING MARKETS EQUITY PLUS...  0.95%          B         $ 80.00          1
EQ/EMERGING MARKETS EQUITY PLUS...  1.00%          B         $ 79.85         --
EQ/EMERGING MARKETS EQUITY PLUS...  1.10%          B         $ 79.56          1
EQ/EMERGING MARKETS EQUITY PLUS...  1.20%          B         $ 79.27         31
EQ/EMERGING MARKETS EQUITY PLUS...  1.25%          B         $ 79.12          4
EQ/EMERGING MARKETS EQUITY PLUS...  1.34%          B         $ 78.86         33

EQ/EQUITY 500 INDEX...............  0.70%          A         $276.23         13
EQ/EQUITY 500 INDEX...............  0.90%          A         $385.70         81
EQ/EQUITY 500 INDEX...............  1.20%          A         $311.14         47
EQ/EQUITY 500 INDEX...............  1.34%          A         $507.04      1,853
EQ/EQUITY 500 INDEX...............  1.35%          A         $505.87          7
EQ/EQUITY 500 INDEX...............  1.45%          A         $189.97          5
EQ/EQUITY 500 INDEX...............  0.40%          B         $165.94         44
EQ/EQUITY 500 INDEX...............  0.50%          B         $181.35         12
EQ/EQUITY 500 INDEX...............  0.70%          B         $181.12         --
EQ/EQUITY 500 INDEX...............  0.80%          B         $314.85         --
EQ/EQUITY 500 INDEX...............  0.90%          B         $206.94         41
EQ/EQUITY 500 INDEX...............  0.95%          B         $173.38         99
EQ/EQUITY 500 INDEX...............  1.00%          B         $261.86          2
EQ/EQUITY 500 INDEX...............  1.10%          B         $168.88         46
EQ/EQUITY 500 INDEX...............  1.20%          B         $192.44      1,240
EQ/EQUITY 500 INDEX...............  1.25%          B         $149.19        278
EQ/EQUITY 500 INDEX...............  1.30%          B         $167.02          9

EQ/GAMCO MERGERS AND ACQUISITIONS.  0.50%          B         $169.97         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.70%          B         $166.03         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.90%          B         $162.17          7
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.95%          B         $161.22          8
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.10%          B         $158.40          4
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.20%          B         $156.53          7
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.25%          B         $125.10         12
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.30%          B         $136.14          1
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.34%          B         $153.90          1
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.34%          B         $153.97         76
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.35%          B         $153.79         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.45%          B         $151.98         --

EQ/GAMCO SMALL COMPANY VALUE......  0.00%          B         $120.04         --
EQ/GAMCO SMALL COMPANY VALUE......  0.40%          B         $177.14          5
EQ/GAMCO SMALL COMPANY VALUE......  0.50%          B         $356.95          8
EQ/GAMCO SMALL COMPANY VALUE......  0.70%          B         $348.27          7
EQ/GAMCO SMALL COMPANY VALUE......  0.80%          B         $406.22         --
EQ/GAMCO SMALL COMPANY VALUE......  0.90%          B         $339.81        125
EQ/GAMCO SMALL COMPANY VALUE......  0.95%          B         $337.72         38
EQ/GAMCO SMALL COMPANY VALUE......  1.00%          B         $335.65          4
EQ/GAMCO SMALL COMPANY VALUE......  1.10%          B         $331.53         36
EQ/GAMCO SMALL COMPANY VALUE......  1.20%          B         $327.44        861
EQ/GAMCO SMALL COMPANY VALUE......  1.25%          B         $208.17        220
EQ/GAMCO SMALL COMPANY VALUE......  1.30%          B         $245.94          9
EQ/GAMCO SMALL COMPANY VALUE......  1.34%          B         $321.82      1,470

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/GAMCO SMALL COMPANY VALUE.....  1.35%          B         $321.42          2
EQ/GAMCO SMALL COMPANY VALUE.....  1.45%          B         $317.46          1

EQ/GLOBAL BOND PLUS..............  0.50%          B         $124.43          3
EQ/GLOBAL BOND PLUS..............  0.70%          B         $121.64          2
EQ/GLOBAL BOND PLUS..............  0.80%          B         $112.43         --
EQ/GLOBAL BOND PLUS..............  0.90%          B         $118.92         27
EQ/GLOBAL BOND PLUS..............  0.95%          B         $118.25         33
EQ/GLOBAL BOND PLUS..............  1.00%          B         $117.58         --
EQ/GLOBAL BOND PLUS..............  1.10%          B         $116.26         26
EQ/GLOBAL BOND PLUS..............  1.20%          B         $114.94         87
EQ/GLOBAL BOND PLUS..............  1.25%          B         $114.97         40
EQ/GLOBAL BOND PLUS..............  1.30%          B         $116.35          2
EQ/GLOBAL BOND PLUS..............  1.34%          B         $113.12        253
EQ/GLOBAL BOND PLUS..............  1.35%          B         $112.99         --
EQ/GLOBAL BOND PLUS..............  1.45%          B         $111.71         --

EQ/HIGH YIELD BOND...............  0.50%          B         $110.70          1
EQ/HIGH YIELD BOND...............  0.70%          B         $109.89         --
EQ/HIGH YIELD BOND...............  0.80%          B         $109.49         --
EQ/HIGH YIELD BOND...............  0.90%          B         $109.09          1
EQ/HIGH YIELD BOND...............  0.95%          B         $108.89          2
EQ/HIGH YIELD BOND...............  1.00%          B         $108.69         --
EQ/HIGH YIELD BOND...............  1.10%          B         $108.29          1
EQ/HIGH YIELD BOND...............  1.20%          B         $107.89         40
EQ/HIGH YIELD BOND...............  1.25%          B         $107.69         13
EQ/HIGH YIELD BOND...............  1.34%          B         $107.33         20

EQ/INTERMEDIATE GOVERNMENT BOND..  0.70%          A         $164.36          1
EQ/INTERMEDIATE GOVERNMENT BOND+.  0.74%          A         $ 94.60          8
EQ/INTERMEDIATE GOVERNMENT BOND..  0.90%          A         $173.98          5
EQ/INTERMEDIATE GOVERNMENT BOND..  1.20%          A         $155.85          1
EQ/INTERMEDIATE GOVERNMENT BOND..  1.34%          A         $171.48        240
EQ/INTERMEDIATE GOVERNMENT BOND..  1.35%          A         $165.10          2
EQ/INTERMEDIATE GOVERNMENT BOND..  1.45%          A         $137.29         --
EQ/INTERMEDIATE GOVERNMENT BOND..  0.00%          B         $ 99.62         --
EQ/INTERMEDIATE GOVERNMENT BOND..  0.50%          B         $147.16          1
EQ/INTERMEDIATE GOVERNMENT BOND..  0.90%          B         $146.97          2
EQ/INTERMEDIATE GOVERNMENT BOND..  0.95%          B         $142.96         33
EQ/INTERMEDIATE GOVERNMENT BOND..  1.00%          B         $115.18         --
EQ/INTERMEDIATE GOVERNMENT BOND..  1.10%          B         $139.25         10
EQ/INTERMEDIATE GOVERNMENT BOND..  1.20%          B         $139.09         28
EQ/INTERMEDIATE GOVERNMENT BOND..  1.25%          B         $106.14         38
EQ/INTERMEDIATE GOVERNMENT BOND..  1.30%          B         $106.37          1

EQ/INTERNATIONAL EQUITY INDEX....  0.70%          A         $134.41          7
EQ/INTERNATIONAL EQUITY INDEX....  0.90%          A         $142.01         61
EQ/INTERNATIONAL EQUITY INDEX....  1.20%          A         $122.24         15
EQ/INTERNATIONAL EQUITY INDEX....  1.34%          A         $134.50      2,226
EQ/INTERNATIONAL EQUITY INDEX....  1.35%          A         $134.21         10
EQ/INTERNATIONAL EQUITY INDEX....  1.45%          A         $104.15          2
EQ/INTERNATIONAL EQUITY INDEX....  0.40%          B         $122.27          5
EQ/INTERNATIONAL EQUITY INDEX....  0.50%          B         $113.50          4
EQ/INTERNATIONAL EQUITY INDEX....  0.80%          B         $187.01         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX...  0.90%          B         $115.40         19
EQ/INTERNATIONAL EQUITY INDEX...  0.95%          B         $110.38         85
EQ/INTERNATIONAL EQUITY INDEX...  1.00%          B         $167.42         --
EQ/INTERNATIONAL EQUITY INDEX...  1.10%          B         $107.52         17
EQ/INTERNATIONAL EQUITY INDEX...  1.20%          B         $105.39        125
EQ/INTERNATIONAL EQUITY INDEX...  1.25%          B         $ 65.49         58
EQ/INTERNATIONAL EQUITY INDEX...  1.30%          B         $ 79.00          8

EQ/INVESCO COMSTOCK.............  0.50%          B         $196.66          3
EQ/INVESCO COMSTOCK.............  0.70%          B         $192.09          1
EQ/INVESCO COMSTOCK.............  0.90%          B         $187.63         27
EQ/INVESCO COMSTOCK.............  0.95%          B         $186.53         22
EQ/INVESCO COMSTOCK.............  1.00%          B         $185.44         --
EQ/INVESCO COMSTOCK.............  1.10%          B         $183.27         19
EQ/INVESCO COMSTOCK.............  1.20%          B         $181.11        145
EQ/INVESCO COMSTOCK.............  1.25%          B         $141.69         35
EQ/INVESCO COMSTOCK.............  1.30%          B         $154.57          1
EQ/INVESCO COMSTOCK.............  1.34%          B         $178.14        408
EQ/INVESCO COMSTOCK.............  1.35%          B         $177.93         --
EQ/INVESCO COMSTOCK.............  1.45%          B         $175.84         --

EQ/JPMORGAN VALUE OPPORTUNITIES.  0.40%          B         $189.84          2
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.50%          B         $229.62          9
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.70%          B         $225.11          1
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.80%          B         $340.27         --
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.90%          B         $214.51          2
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.90%          B         $216.88         14
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.95%          B         $199.72         12
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.00%          B         $212.89         --
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.10%          B         $208.94          6
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.20%          B         $202.90         64
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.20%          B         $205.06         15
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.25%          B         $146.07         38
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.30%          B         $164.15          1
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.34%          B         $252.06        239
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.35%          B         $199.39          2
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.45%          B         $193.64          1

EQ/LARGE CAP GROWTH INDEX.......  0.50%          B         $140.58          2
EQ/LARGE CAP GROWTH INDEX.......  0.70%          B         $150.78          2
EQ/LARGE CAP GROWTH INDEX.......  0.80%          B         $320.44         --
EQ/LARGE CAP GROWTH INDEX.......  0.90%          B         $145.60         55
EQ/LARGE CAP GROWTH INDEX.......  0.95%          B         $144.33         54
EQ/LARGE CAP GROWTH INDEX.......  1.00%          B         $143.07         --
EQ/LARGE CAP GROWTH INDEX.......  1.10%          B         $140.58         22
EQ/LARGE CAP GROWTH INDEX.......  1.20%          B         $138.13        354
EQ/LARGE CAP GROWTH INDEX.......  1.25%          B         $182.23         34
EQ/LARGE CAP GROWTH INDEX.......  1.30%          B         $202.29          1
EQ/LARGE CAP GROWTH INDEX.......  1.34%          B         $134.77      1,032
EQ/LARGE CAP GROWTH INDEX.......  1.35%          B         $134.53          1
EQ/LARGE CAP GROWTH INDEX.......  1.45%          B         $132.18          1

EQ/LARGE CAP VALUE INDEX........  0.50%          B         $114.95          1
EQ/LARGE CAP VALUE INDEX........  0.70%          B         $112.37          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                    UNITS
                             CONTRACT                            OUTSTANDING
                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                             -------- --------------- ---------- -----------
EQ/LARGE CAP VALUE INDEX....  0.90%          B         $109.86         48
EQ/LARGE CAP VALUE INDEX....  0.95%          B         $109.24         27
EQ/LARGE CAP VALUE INDEX....  1.00%          B         $108.62         --
EQ/LARGE CAP VALUE INDEX....  1.10%          B         $107.39         14
EQ/LARGE CAP VALUE INDEX....  1.20%          B         $106.18        201
EQ/LARGE CAP VALUE INDEX....  1.25%          B         $ 89.00         40
EQ/LARGE CAP VALUE INDEX....  1.30%          B         $ 97.50          1
EQ/LARGE CAP VALUE INDEX....  1.34%          B         $104.50        414
EQ/LARGE CAP VALUE INDEX....  1.35%          B         $104.38         --
EQ/LARGE CAP VALUE INDEX....  1.45%          B         $103.20         --

EQ/MFS INTERNATIONAL GROWTH.  0.40%          B         $117.72          5
EQ/MFS INTERNATIONAL GROWTH.  0.50%          B         $177.47          2
EQ/MFS INTERNATIONAL GROWTH.  0.70%          B         $173.34          2
EQ/MFS INTERNATIONAL GROWTH.  0.80%          B         $206.83         --
EQ/MFS INTERNATIONAL GROWTH.  0.90%          B         $169.32         46
EQ/MFS INTERNATIONAL GROWTH.  0.95%          B         $168.33         12
EQ/MFS INTERNATIONAL GROWTH.  1.00%          B         $167.34          1
EQ/MFS INTERNATIONAL GROWTH.  1.10%          B         $165.38         10
EQ/MFS INTERNATIONAL GROWTH.  1.20%          B         $163.43        204
EQ/MFS INTERNATIONAL GROWTH.  1.25%          B         $100.73         30
EQ/MFS INTERNATIONAL GROWTH.  1.30%          B         $119.98          2
EQ/MFS INTERNATIONAL GROWTH.  1.34%          B         $160.69         23
EQ/MFS INTERNATIONAL GROWTH.  1.34%          B         $160.75        320
EQ/MFS INTERNATIONAL GROWTH.  1.35%          B         $160.56         --
EQ/MFS INTERNATIONAL GROWTH.  1.45%          B         $158.67         --

EQ/MID CAP INDEX............  0.40%          B         $174.07         44
EQ/MID CAP INDEX............  0.50%          B         $238.64          3
EQ/MID CAP INDEX............  0.70%          B         $225.60          8
EQ/MID CAP INDEX............  0.80%          B         $365.78         --
EQ/MID CAP INDEX............  0.90%          B         $218.30        114
EQ/MID CAP INDEX............  0.95%          B         $216.51         57
EQ/MID CAP INDEX............  1.00%          B         $214.74          2
EQ/MID CAP INDEX............  1.10%          B         $211.22         19
EQ/MID CAP INDEX............  1.20%          B         $207.75        519
EQ/MID CAP INDEX............  1.25%          B         $142.16        197
EQ/MID CAP INDEX............  1.30%          B         $166.00          4
EQ/MID CAP INDEX............  1.34%          B         $203.00      1,842
EQ/MID CAP INDEX............  1.35%          B         $202.66         --
EQ/MID CAP INDEX............  1.45%          B         $199.33         --

EQ/MONEY MARKET++...........  0.00%          A         $  1.00        282
EQ/MONEY MARKET++...........  0.70%          A         $  1.00          3
EQ/MONEY MARKET.............  0.70%          A         $129.27          1
EQ/MONEY MARKET+............  0.74%          A         $ 45.41         20
EQ/MONEY MARKET++...........  0.90%          A         $  1.00        257
EQ/MONEY MARKET.............  0.90%          A         $133.45         27
EQ/MONEY MARKET++...........  1.20%          A         $  1.00         --
EQ/MONEY MARKET.............  1.20%          A         $121.85          1
EQ/MONEY MARKET.............  1.35%          A         $130.99         79
EQ/MONEY MARKET.............  1.35%          A         $131.62         13
EQ/MONEY MARKET.............  1.40%          A         $ 33.14        760

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                    UNITS
                             CONTRACT                            OUTSTANDING
                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                             -------- --------------- ---------- -----------
EQ/MONEY MARKET.............  1.45%          A         $108.82         --
EQ/MONEY MARKET++...........  0.00%          B         $  1.00      1,119
EQ/MONEY MARKET++...........  0.40%          B         $  1.00         10
EQ/MONEY MARKET.............  0.40%          B         $ 98.26          4
EQ/MONEY MARKET++...........  0.50%          B         $  1.00         41
EQ/MONEY MARKET.............  0.50%          B         $113.98          3
EQ/MONEY MARKET++...........  0.70%          B         $  1.00          1
EQ/MONEY MARKET++...........  0.80%          B         $  1.00          1
EQ/MONEY MARKET++...........  0.90%          B         $  1.00        179
EQ/MONEY MARKET.............  0.90%          B         $105.98         --
EQ/MONEY MARKET.............  0.90%          B         $117.16          2
EQ/MONEY MARKET.............  0.95%          B         $111.43         75
EQ/MONEY MARKET++...........  1.00%          B         $  1.00          2
EQ/MONEY MARKET.............  1.00%          B         $100.94         --
EQ/MONEY MARKET++...........  1.10%          B         $  1.00         37
EQ/MONEY MARKET.............  1.10%          B         $108.54         28
EQ/MONEY MARKET++...........  1.20%          B         $  1.00      6,731
EQ/MONEY MARKET.............  1.20%          B         $110.66         44
EQ/MONEY MARKET.............  1.25%          B         $ 92.60         84
EQ/MONEY MARKET.............  1.30%          B         $ 94.49          4

EQ/OPPENHEIMER GLOBAL.......  0.50%          B         $154.49          8
EQ/OPPENHEIMER GLOBAL.......  0.70%          B         $151.31          2
EQ/OPPENHEIMER GLOBAL.......  0.80%          B         $253.89         --
EQ/OPPENHEIMER GLOBAL.......  0.90%          B         $148.20         19
EQ/OPPENHEIMER GLOBAL.......  0.95%          B         $147.44         16
EQ/OPPENHEIMER GLOBAL.......  1.00%          B         $146.67          1
EQ/OPPENHEIMER GLOBAL.......  1.10%          B         $145.15         17
EQ/OPPENHEIMER GLOBAL.......  1.20%          B         $143.64        309
EQ/OPPENHEIMER GLOBAL.......  1.25%          B         $117.78         69
EQ/OPPENHEIMER GLOBAL.......  1.30%          B         $134.85          2
EQ/OPPENHEIMER GLOBAL.......  1.34%          B         $141.56        432
EQ/OPPENHEIMER GLOBAL.......  1.45%          B         $139.93         --

EQ/PIMCO GLOBAL REAL RETURN.  0.50%          B         $104.42         10
EQ/PIMCO GLOBAL REAL RETURN.  0.70%          B         $103.65          1
EQ/PIMCO GLOBAL REAL RETURN.  0.80%          B         $103.27         --
EQ/PIMCO GLOBAL REAL RETURN.  0.90%          B         $102.89         17
EQ/PIMCO GLOBAL REAL RETURN.  0.95%          B         $102.71          6
EQ/PIMCO GLOBAL REAL RETURN.  1.00%          B         $102.52         --
EQ/PIMCO GLOBAL REAL RETURN.  1.10%          B         $102.14          9
EQ/PIMCO GLOBAL REAL RETURN.  1.20%          B         $101.76         82
EQ/PIMCO GLOBAL REAL RETURN.  1.25%          B         $101.58         43
EQ/PIMCO GLOBAL REAL RETURN.  1.34%          B         $101.24         77
EQ/PIMCO GLOBAL REAL RETURN.  1.45%          B         $100.83         --

EQ/PIMCO ULTRA SHORT BOND...  1.10%          A         $ 96.87          1
EQ/PIMCO ULTRA SHORT BOND...  0.50%          B         $113.93          3
EQ/PIMCO ULTRA SHORT BOND...  0.70%          B         $111.28          5
EQ/PIMCO ULTRA SHORT BOND...  0.80%          B         $104.71         --
EQ/PIMCO ULTRA SHORT BOND...  0.90%          B         $108.70         32
EQ/PIMCO ULTRA SHORT BOND...  0.95%          B         $108.06         62
EQ/PIMCO ULTRA SHORT BOND...  1.00%          B         $107.43         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND.....  1.10%          B         $106.17         39
EQ/PIMCO ULTRA SHORT BOND.....  1.20%          B         $104.92        169
EQ/PIMCO ULTRA SHORT BOND.....  1.25%          B         $105.65         61
EQ/PIMCO ULTRA SHORT BOND.....  1.30%          B         $104.84          1
EQ/PIMCO ULTRA SHORT BOND.....  1.34%          B         $103.20        426
EQ/PIMCO ULTRA SHORT BOND.....  1.35%          B         $103.08         --
EQ/PIMCO ULTRA SHORT BOND.....  1.45%          B         $101.86         --

EQ/QUALITY BOND PLUS..........  0.70%          A         $167.63          1
EQ/QUALITY BOND PLUS..........  0.90%          A         $183.13         10
EQ/QUALITY BOND PLUS..........  1.20%          A         $160.25          1
EQ/QUALITY BOND PLUS..........  1.34%          A         $176.67        345
EQ/QUALITY BOND PLUS..........  1.35%          A         $186.04          1
EQ/QUALITY BOND PLUS..........  1.45%          A         $137.94         --
EQ/QUALITY BOND PLUS..........  0.50%          B         $148.93          3
EQ/QUALITY BOND PLUS..........  0.80%          B         $113.38         --
EQ/QUALITY BOND PLUS..........  0.90%          B         $147.75          2
EQ/QUALITY BOND PLUS..........  0.95%          B         $144.94         41
EQ/QUALITY BOND PLUS..........  1.00%          B         $116.85         --
EQ/QUALITY BOND PLUS..........  1.10%          B         $141.18          9
EQ/QUALITY BOND PLUS..........  1.20%          B         $139.95         78
EQ/QUALITY BOND PLUS..........  1.25%          B         $103.16         19
EQ/QUALITY BOND PLUS..........  1.30%          B         $103.10          1

EQ/SMALL COMPANY INDEX........  0.40%          B         $170.97         42
EQ/SMALL COMPANY INDEX........  0.50%          B         $304.87         --
EQ/SMALL COMPANY INDEX........  0.70%          B         $295.75          4
EQ/SMALL COMPANY INDEX........  0.90%          B         $286.90         37
EQ/SMALL COMPANY INDEX........  0.95%          B         $284.73         19
EQ/SMALL COMPANY INDEX........  1.00%          B         $282.58         --
EQ/SMALL COMPANY INDEX........  1.10%          B         $278.30         10
EQ/SMALL COMPANY INDEX........  1.20%          B         $274.08        184
EQ/SMALL COMPANY INDEX........  1.25%          B         $155.16         84
EQ/SMALL COMPANY INDEX........  1.30%          B         $170.58          2
EQ/SMALL COMPANY INDEX........  1.34%          B         $268.29        695
EQ/SMALL COMPANY INDEX........  1.35%          B         $267.88          1
EQ/SMALL COMPANY INDEX........  1.45%          B         $263.81         --

EQ/T. ROWE PRICE GROWTH STOCK.  0.40%          B         $167.10         25
EQ/T. ROWE PRICE GROWTH STOCK.  0.50%          B         $210.32          2
EQ/T. ROWE PRICE GROWTH STOCK.  0.70%          B         $205.21          5
EQ/T. ROWE PRICE GROWTH STOCK.  0.80%          B         $318.74         --
EQ/T. ROWE PRICE GROWTH STOCK.  0.90%          B         $200.22         84
EQ/T. ROWE PRICE GROWTH STOCK.  0.95%          B         $198.99         33
EQ/T. ROWE PRICE GROWTH STOCK.  1.00%          B         $197.77          4
EQ/T. ROWE PRICE GROWTH STOCK.  1.10%          B         $195.34         27
EQ/T. ROWE PRICE GROWTH STOCK.  1.20%          B         $192.93        811
EQ/T. ROWE PRICE GROWTH STOCK.  1.25%          B         $163.33        200
EQ/T. ROWE PRICE GROWTH STOCK.  1.30%          B         $176.47          2
EQ/T. ROWE PRICE GROWTH STOCK.  1.34%          B         $189.62      1,067
EQ/T. ROWE PRICE GROWTH STOCK.  1.35%          B         $189.39          2
EQ/T. ROWE PRICE GROWTH STOCK.  1.45%          B         $187.05         --

EQ/UBS GROWTH & INCOME........  0.50%          B         $215.20         --
EQ/UBS GROWTH & INCOME........  0.70%          B         $209.97         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
EQ/UBS GROWTH & INCOME..................  0.90%          B         $204.86         8
EQ/UBS GROWTH & INCOME..................  0.95%          B         $203.60         6
EQ/UBS GROWTH & INCOME..................  1.10%          B         $199.87         2
EQ/UBS GROWTH & INCOME..................  1.20%          B         $197.41        21
EQ/UBS GROWTH & INCOME..................  1.25%          B         $137.23        50
EQ/UBS GROWTH & INCOME..................  1.30%          B         $151.69         1
EQ/UBS GROWTH & INCOME..................  1.34%          B         $194.02        99
EQ/UBS GROWTH & INCOME..................  1.35%          B         $193.78         1
EQ/UBS GROWTH & INCOME..................  1.45%          B         $191.39        --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.50%   SERVICE CLASS 2  $184.38         3
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.70%   SERVICE CLASS 2  $181.91        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.70%   SERVICE CLASS 2  $201.72         1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.80%   SERVICE CLASS 2  $180.69        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.90%   SERVICE CLASS 2  $179.47        28
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.90%   SERVICE CLASS 2  $199.17        55
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.95%   SERVICE CLASS 2  $198.53        16
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.00%   SERVICE CLASS 2  $178.27         7
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.10%   SERVICE CLASS 2  $177.07        27
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.20%   SERVICE CLASS 2  $175.87       903
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.20%   SERVICE CLASS 2  $195.38        42
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.25%   SERVICE CLASS 2  $194.76       169
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.34%   SERVICE CLASS 2  $193.64       637
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.45%   SERVICE CLASS 2  $153.31        --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  0.50%   SERVICE CLASS 2  $184.38         5
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  0.90%   SERVICE CLASS 2  $179.48         1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  1.00%   SERVICE CLASS 2  $178.27        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  1.10%   SERVICE CLASS 2  $177.07         1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  1.20%   SERVICE CLASS 2  $175.87        51

FIDELITY(R) VIP MID CAP PORTFOLIO.......  0.50%   SERVICE CLASS 2  $177.55         1
FIDELITY(R) VIP MID CAP PORTFOLIO.......  0.80%   SERVICE CLASS 2  $173.99        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......  0.90%   SERVICE CLASS 2  $172.83         3
FIDELITY(R) VIP MID CAP PORTFOLIO.......  1.00%   SERVICE CLASS 2  $171.67         1
FIDELITY(R) VIP MID CAP PORTFOLIO.......  1.10%   SERVICE CLASS 2  $170.51         3
FIDELITY(R) VIP MID CAP PORTFOLIO.......  1.20%   SERVICE CLASS 2  $169.35       226

GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.50%   SERVICE SHARES   $178.22         3
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.70%   SERVICE SHARES   $151.70        --
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.70%   SERVICE SHARES   $175.83        --
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.80%   SERVICE SHARES   $174.65        --
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.90%   SERVICE SHARES   $149.99        12
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.90%   SERVICE SHARES   $173.48         3
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.95%   SERVICE SHARES   $149.56         5
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.00%   SERVICE SHARES   $172.31         1
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.10%   SERVICE SHARES   $171.15         5
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.20%   SERVICE SHARES   $147.44         2
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.20%   SERVICE SHARES   $169.99       100
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.25%   SERVICE SHARES   $147.03        52
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.34%   SERVICE SHARES   $146.27       140

INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  0.00%      SERIES II     $113.41         2
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  0.50%      SERIES II     $181.29        17
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  0.70%      SERIES II     $178.87        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                        -------- --------------- ---------- -----------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.  0.80%      SERIES II     $177.66        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.  0.90%      SERIES II     $176.47         3
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.  1.00%      SERIES II     $175.29        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.  1.10%      SERIES II     $174.10         1
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.  1.20%      SERIES II     $172.93       143

INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.50%      SERIES II     $150.71        21
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.70%      SERIES II     $146.62         1
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.70%      SERIES II     $148.69        --
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.80%      SERIES II     $147.69        --
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.90%      SERIES II     $144.76        27
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.90%      SERIES II     $146.70         6
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.95%      SERIES II     $144.30         9
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.00%      SERIES II     $145.72         1
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.10%      SERIES II     $144.73        11
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.20%      SERIES II     $142.01         9
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.20%      SERIES II     $143.75       194
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.25%      SERIES II     $141.56        36
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.34%      SERIES II     $140.74       230
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.45%      SERIES II     $122.00        --

INVESCO V.I. HIGH YIELD FUND...........  0.50%      SERIES II     $126.53         5
INVESCO V.I. HIGH YIELD FUND...........  0.70%      SERIES II     $125.10        --
INVESCO V.I. HIGH YIELD FUND...........  0.80%      SERIES II     $124.40        --
INVESCO V.I. HIGH YIELD FUND...........  0.90%      SERIES II     $123.69         9
INVESCO V.I. HIGH YIELD FUND...........  0.95%      SERIES II     $123.34         9
INVESCO V.I. HIGH YIELD FUND...........  1.00%      SERIES II     $122.99         1
INVESCO V.I. HIGH YIELD FUND...........  1.10%      SERIES II     $122.29         6
INVESCO V.I. HIGH YIELD FUND...........  1.20%      SERIES II     $121.60       127
INVESCO V.I. HIGH YIELD FUND...........  1.25%      SERIES II     $121.25        45
INVESCO V.I. HIGH YIELD FUND...........  1.34%      SERIES II     $120.63        78
INVESCO V.I. HIGH YIELD FUND...........  1.45%      SERIES II     $119.87        --

INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.50%      SERIES II     $131.52         7
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.70%      SERIES II     $111.44         1
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.80%      SERIES II     $128.89        --
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.90%      SERIES II     $110.18        17
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.90%      SERIES II     $128.02         6
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.95%      SERIES II     $109.87         8
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.00%      SERIES II     $127.16         1
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.10%      SERIES II     $126.30         5
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.20%      SERIES II     $108.32         6
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.20%      SERIES II     $125.45       248
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.25%      SERIES II     $108.01        19
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.34%      SERIES II     $107.46       204
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.45%      SERIES II     $106.78        --

INVESCO V.I. MID CAP CORE EQUITY FUND..  0.50%      SERIES II     $152.42        --
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.70%      SERIES II     $165.14        --
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.80%      SERIES II     $149.37        --
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.90%      SERIES II     $148.37         2
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.90%      SERIES II     $163.05         3
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.95%      SERIES II     $162.53         2
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.00%      SERIES II     $147.37        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                       -------- --------------- ---------- -----------
INVESCO V.I. MID CAP CORE EQUITY FUND.  1.10%      SERIES II     $146.38         3
INVESCO V.I. MID CAP CORE EQUITY FUND.  1.20%      SERIES II     $145.39        45
INVESCO V.I. MID CAP CORE EQUITY FUND.  1.20%      SERIES II     $159.95         5
INVESCO V.I. MID CAP CORE EQUITY FUND.  1.25%      SERIES II     $159.44        10
INVESCO V.I. MID CAP CORE EQUITY FUND.  1.34%      SERIES II     $158.52        49
INVESCO V.I. MID CAP CORE EQUITY FUND.  1.45%      SERIES II     $126.91        --

INVESCO V.I. SMALL CAP EQUITY FUND....  0.50%      SERIES II     $175.78        --
INVESCO V.I. SMALL CAP EQUITY FUND....  0.70%      SERIES II     $198.29        --
INVESCO V.I. SMALL CAP EQUITY FUND....  0.90%      SERIES II     $171.10         1
INVESCO V.I. SMALL CAP EQUITY FUND....  0.90%      SERIES II     $195.78         1
INVESCO V.I. SMALL CAP EQUITY FUND....  0.95%      SERIES II     $195.16         1
INVESCO V.I. SMALL CAP EQUITY FUND....  1.00%      SERIES II     $169.96        --
INVESCO V.I. SMALL CAP EQUITY FUND....  1.10%      SERIES II     $168.81         1
INVESCO V.I. SMALL CAP EQUITY FUND....  1.20%      SERIES II     $167.67        23
INVESCO V.I. SMALL CAP EQUITY FUND....  1.20%      SERIES II     $192.06         1
INVESCO V.I. SMALL CAP EQUITY FUND....  1.25%      SERIES II     $191.45         4
INVESCO V.I. SMALL CAP EQUITY FUND....  1.34%      SERIES II     $190.35        21

IVY VIP ENERGY........................  0.40%    COMMON SHARES   $118.18         7
IVY VIP ENERGY........................  0.50%    COMMON SHARES   $122.14         5
IVY VIP ENERGY........................  0.70%    COMMON SHARES   $120.50        --
IVY VIP ENERGY........................  0.70%    COMMON SHARES   $136.26        --
IVY VIP ENERGY........................  0.80%    COMMON SHARES   $119.69        --
IVY VIP ENERGY........................  0.90%    COMMON SHARES   $118.89         4
IVY VIP ENERGY........................  0.90%    COMMON SHARES   $134.53        14
IVY VIP ENERGY........................  0.95%    COMMON SHARES   $134.10         7
IVY VIP ENERGY........................  1.00%    COMMON SHARES   $118.09         1
IVY VIP ENERGY........................  1.10%    COMMON SHARES   $117.29        10
IVY VIP ENERGY........................  1.20%    COMMON SHARES   $116.50       178
IVY VIP ENERGY........................  1.20%    COMMON SHARES   $131.97        21
IVY VIP ENERGY........................  1.25%    COMMON SHARES   $131.55        27
IVY VIP ENERGY........................  1.34%    COMMON SHARES   $130.79       209
IVY VIP ENERGY........................  1.45%    COMMON SHARES   $ 97.97        --

IVY VIP HIGH INCOME...................  0.50%    COMMON SHARES   $157.89        16
IVY VIP HIGH INCOME...................  0.70%    COMMON SHARES   $155.89         2
IVY VIP HIGH INCOME...................  0.80%    COMMON SHARES   $154.90        --
IVY VIP HIGH INCOME...................  0.90%    COMMON SHARES   $153.92        78
IVY VIP HIGH INCOME...................  0.95%    COMMON SHARES   $153.43        37
IVY VIP HIGH INCOME...................  1.00%    COMMON SHARES   $152.94         3
IVY VIP HIGH INCOME...................  1.10%    COMMON SHARES   $151.97        29
IVY VIP HIGH INCOME...................  1.20%    COMMON SHARES   $151.00       500
IVY VIP HIGH INCOME...................  1.25%    COMMON SHARES   $150.51       201
IVY VIP HIGH INCOME...................  1.34%    COMMON SHARES   $149.65       427
IVY VIP HIGH INCOME...................  1.45%    COMMON SHARES   $132.53        --

IVY VIP MID CAP GROWTH................  0.50%    COMMON SHARES   $139.94         1
IVY VIP MID CAP GROWTH................  0.70%    COMMON SHARES   $138.36         2
IVY VIP MID CAP GROWTH................  0.80%    COMMON SHARES   $137.58        --
IVY VIP MID CAP GROWTH................  0.90%    COMMON SHARES   $136.80        33
IVY VIP MID CAP GROWTH................  0.95%    COMMON SHARES   $136.41         8
IVY VIP MID CAP GROWTH................  1.00%    COMMON SHARES   $136.03         1
IVY VIP MID CAP GROWTH................  1.10%    COMMON SHARES   $135.25         8

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                     -------- --------------- ---------- -----------
IVY VIP MID CAP GROWTH..............................  1.20%   COMMON SHARES    $134.48       282
IVY VIP MID CAP GROWTH..............................  1.25%   COMMON SHARES    $134.10        58
IVY VIP MID CAP GROWTH..............................  1.34%   COMMON SHARES    $133.41       384
IVY VIP MID CAP GROWTH..............................  1.45%   COMMON SHARES    $132.58        --

IVY VIP SMALL CAP GROWTH............................  0.50%   COMMON SHARES    $157.62         1
IVY VIP SMALL CAP GROWTH............................  0.70%   COMMON SHARES    $123.16         1
IVY VIP SMALL CAP GROWTH............................  0.80%   COMMON SHARES    $154.46        --
IVY VIP SMALL CAP GROWTH............................  0.90%   COMMON SHARES    $121.77         2
IVY VIP SMALL CAP GROWTH............................  0.90%   COMMON SHARES    $153.43         1
IVY VIP SMALL CAP GROWTH............................  0.95%   COMMON SHARES    $121.42         3
IVY VIP SMALL CAP GROWTH............................  1.00%   COMMON SHARES    $152.40        --
IVY VIP SMALL CAP GROWTH............................  1.10%   COMMON SHARES    $151.37         2
IVY VIP SMALL CAP GROWTH............................  1.20%   COMMON SHARES    $119.70         2
IVY VIP SMALL CAP GROWTH............................  1.20%   COMMON SHARES    $150.34        54
IVY VIP SMALL CAP GROWTH............................  1.25%   COMMON SHARES    $119.36        13
IVY VIP SMALL CAP GROWTH............................  1.34%   COMMON SHARES    $118.75        70

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.50%   SERVICE SHARES   $100.38        26
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.70%   SERVICE SHARES   $ 99.11         6
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.80%   SERVICE SHARES   $ 98.48        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.90%   SERVICE SHARES   $ 97.85        80
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.95%   SERVICE SHARES   $ 97.54        28
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.00%   SERVICE SHARES   $ 97.23         5
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.10%   SERVICE SHARES   $ 96.61        32
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.20%   SERVICE SHARES   $ 95.99       744
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.25%   SERVICE SHARES   $ 95.69        62
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.34%   SERVICE SHARES   $ 95.14       749
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.45%   SERVICE SHARES   $ 84.72        --

MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.00%   SERVICE CLASS    $105.41         1
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.50%   SERVICE CLASS    $167.68        29
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.70%   SERVICE CLASS    $165.44        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.70%   SERVICE CLASS    $173.30         5
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.80%   SERVICE CLASS    $164.33        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.90%   SERVICE CLASS    $163.23        19
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.90%   SERVICE CLASS    $171.11        58
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.95%   SERVICE CLASS    $170.57        24
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.00%   SERVICE CLASS    $162.13         4
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.10%   SERVICE CLASS    $161.04        18
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.20%   SERVICE CLASS    $159.95       782
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.20%   SERVICE CLASS    $167.86        17
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.25%   SERVICE CLASS    $167.32        77
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.34%   SERVICE CLASS    $166.36       774
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.45%   SERVICE CLASS    $140.10        --

MFS(R) INVESTORS TRUST SERIES.......................  0.50%   SERVICE CLASS    $181.90        --
MFS(R) INVESTORS TRUST SERIES.......................  0.70%   SERVICE CLASS    $202.09        --
MFS(R) INVESTORS TRUST SERIES.......................  0.90%   SERVICE CLASS    $177.06         1
MFS(R) INVESTORS TRUST SERIES.......................  0.90%   SERVICE CLASS    $199.53         2
MFS(R) INVESTORS TRUST SERIES.......................  0.95%   SERVICE CLASS    $198.89         2
MFS(R) INVESTORS TRUST SERIES.......................  1.00%   SERVICE CLASS    $175.87        --
MFS(R) INVESTORS TRUST SERIES.......................  1.10%   SERVICE CLASS    $174.68         1
MFS(R) INVESTORS TRUST SERIES.......................  1.20%   SERVICE CLASS    $173.50        31

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                       -------- --------------- ---------- -----------
MFS(R) INVESTORS TRUST SERIES.........................  1.20%    SERVICE CLASS   $195.74          2
MFS(R) INVESTORS TRUST SERIES.........................  1.25%    SERVICE CLASS   $195.11          6
MFS(R) INVESTORS TRUST SERIES.........................  1.34%    SERVICE CLASS   $193.99         27

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.50%    SERVICE CLASS   $206.42          1
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.70%    SERVICE CLASS   $203.81         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.80%    SERVICE CLASS   $202.52         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.90%    SERVICE CLASS   $201.23          4
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.95%    SERVICE CLASS   $200.59         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  1.00%    SERVICE CLASS   $199.95         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  1.10%    SERVICE CLASS   $198.68          1
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  1.20%    SERVICE CLASS   $197.41         33
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  1.25%    SERVICE CLASS   $196.78          3
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  1.34%    SERVICE CLASS   $195.65         27

MFS(R) TECHNOLOGY PORTFOLIO...........................  0.50%    SERVICE CLASS   $238.34          4
MFS(R) TECHNOLOGY PORTFOLIO...........................  0.70%    SERVICE CLASS   $235.32          1
MFS(R) TECHNOLOGY PORTFOLIO...........................  0.80%    SERVICE CLASS   $233.82         --
MFS(R) TECHNOLOGY PORTFOLIO...........................  0.90%    SERVICE CLASS   $232.34         11
MFS(R) TECHNOLOGY PORTFOLIO...........................  0.95%    SERVICE CLASS   $231.60          5
MFS(R) TECHNOLOGY PORTFOLIO...........................  1.00%    SERVICE CLASS   $230.86         --
MFS(R) TECHNOLOGY PORTFOLIO...........................  1.10%    SERVICE CLASS   $229.39          6
MFS(R) TECHNOLOGY PORTFOLIO...........................  1.20%    SERVICE CLASS   $227.92        122
MFS(R) TECHNOLOGY PORTFOLIO...........................  1.25%    SERVICE CLASS   $227.20         23
MFS(R) TECHNOLOGY PORTFOLIO...........................  1.34%    SERVICE CLASS   $225.89        157
MFS(R) TECHNOLOGY PORTFOLIO...........................  1.45%    SERVICE CLASS   $175.04         --

MFS(R) UTILITIES SERIES...............................  0.40%    SERVICE CLASS   $131.36          7
MFS(R) UTILITIES SERIES...............................  0.50%    SERVICE CLASS   $166.65          1
MFS(R) UTILITIES SERIES...............................  0.70%    SERVICE CLASS   $164.54          1
MFS(R) UTILITIES SERIES...............................  0.80%    SERVICE CLASS   $163.50         --
MFS(R) UTILITIES SERIES...............................  0.90%    SERVICE CLASS   $162.46         29
MFS(R) UTILITIES SERIES...............................  0.95%    SERVICE CLASS   $161.94          8
MFS(R) UTILITIES SERIES...............................  1.00%    SERVICE CLASS   $161.43         --
MFS(R) UTILITIES SERIES...............................  1.10%    SERVICE CLASS   $160.40         10
MFS(R) UTILITIES SERIES...............................  1.20%    SERVICE CLASS   $159.37        220
MFS(R) UTILITIES SERIES...............................  1.25%    SERVICE CLASS   $158.86         74
MFS(R) UTILITIES SERIES...............................  1.34%    SERVICE CLASS   $157.95        260
MFS(R) UTILITIES SERIES...............................  1.45%    SERVICE CLASS   $128.04         --

MULTIMANAGER AGGRESSIVE EQUITY........................  0.70%          A         $137.60          8
MULTIMANAGER AGGRESSIVE EQUITY........................  0.90%          A         $167.39         16
MULTIMANAGER AGGRESSIVE EQUITY........................  0.90%          A         $167.41          2
MULTIMANAGER AGGRESSIVE EQUITY+.......................  0.90%          A         $168.38         16
MULTIMANAGER AGGRESSIVE EQUITY........................  1.20%          A         $143.80         12
MULTIMANAGER AGGRESSIVE EQUITY+.......................  1.34%          A         $125.61      3,425
MULTIMANAGER AGGRESSIVE EQUITY........................  1.35%          A         $210.01        441
MULTIMANAGER AGGRESSIVE EQUITY........................  1.35%          A         $221.11         10
MULTIMANAGER AGGRESSIVE EQUITY........................  1.45%          A         $115.17          3
MULTIMANAGER AGGRESSIVE EQUITY........................  0.50%          B         $127.29          1
MULTIMANAGER AGGRESSIVE EQUITY+.......................  0.90%          B         $103.63          8
MULTIMANAGER AGGRESSIVE EQUITY........................  0.90%          B         $123.74         15
MULTIMANAGER AGGRESSIVE EQUITY........................  0.95%          B         $129.39         39
MULTIMANAGER AGGRESSIVE EQUITY........................  1.00%          B         $243.00         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                       UNITS
                                CONTRACT                            OUTSTANDING
                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                -------- --------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY.  1.10%          B         $126.04         6
MULTIMANAGER AGGRESSIVE EQUITY.  1.20%          B         $116.64        97
MULTIMANAGER AGGRESSIVE EQUITY.  1.25%          B         $133.78        11
MULTIMANAGER AGGRESSIVE EQUITY.  1.30%          B         $154.63         2

MULTIMANAGER CORE BOND.........  0.40%          B         $104.09         3
MULTIMANAGER CORE BOND.........  0.50%          B         $166.18         7
MULTIMANAGER CORE BOND.........  0.70%          B         $161.23         2
MULTIMANAGER CORE BOND.........  0.80%          B         $126.44        --
MULTIMANAGER CORE BOND.........  0.90%          B         $156.43        19
MULTIMANAGER CORE BOND.........  0.95%          B         $155.26        74
MULTIMANAGER CORE BOND.........  1.00%          B         $154.09         1
MULTIMANAGER CORE BOND.........  1.10%          B         $151.77        36
MULTIMANAGER CORE BOND.........  1.20%          B         $149.48       211
MULTIMANAGER CORE BOND.........  1.25%          B         $130.01        81
MULTIMANAGER CORE BOND.........  1.30%          B         $128.49         4
MULTIMANAGER CORE BOND.........  1.34%          B         $146.34       355
MULTIMANAGER CORE BOND.........  1.35%          B         $146.11         1
MULTIMANAGER CORE BOND.........  1.45%          B         $143.91        --

MULTIMANAGER MID CAP GROWTH....  0.50%          B         $202.57        --
MULTIMANAGER MID CAP GROWTH....  0.70%          B         $196.54         1
MULTIMANAGER MID CAP GROWTH....  0.80%          B         $313.83        --
MULTIMANAGER MID CAP GROWTH....  0.90%          B         $190.69        11
MULTIMANAGER MID CAP GROWTH....  0.95%          B         $189.25        21
MULTIMANAGER MID CAP GROWTH....  1.00%          B         $187.83        --
MULTIMANAGER MID CAP GROWTH....  1.10%          B         $185.00         3
MULTIMANAGER MID CAP GROWTH....  1.20%          B         $182.21        30
MULTIMANAGER MID CAP GROWTH....  1.25%          B         $146.20        10
MULTIMANAGER MID CAP GROWTH....  1.30%          B         $169.36         1
MULTIMANAGER MID CAP GROWTH....  1.34%          B         $178.38       303
MULTIMANAGER MID CAP GROWTH....  1.34%          B         $266.77         6
MULTIMANAGER MID CAP GROWTH....  1.35%          B         $178.10        --
MULTIMANAGER MID CAP GROWTH....  1.45%          B         $175.41        --

MULTIMANAGER MID CAP VALUE.....  0.40%          B         $167.95         1
MULTIMANAGER MID CAP VALUE.....  0.50%          B         $255.35        --
MULTIMANAGER MID CAP VALUE.....  0.70%          B         $247.75        --
MULTIMANAGER MID CAP VALUE.....  0.80%          B         $321.03        --
MULTIMANAGER MID CAP VALUE.....  0.90%          B         $240.37        10
MULTIMANAGER MID CAP VALUE.....  0.95%          B         $238.56        16
MULTIMANAGER MID CAP VALUE.....  1.10%          B         $233.20         4
MULTIMANAGER MID CAP VALUE.....  1.20%          B         $229.68        23
MULTIMANAGER MID CAP VALUE.....  1.25%          B         $145.65         8
MULTIMANAGER MID CAP VALUE.....  1.30%          B         $167.06         1
MULTIMANAGER MID CAP VALUE.....  1.34%          B         $224.86       187
MULTIMANAGER MID CAP VALUE.....  1.34%          B         $286.33         4
MULTIMANAGER MID CAP VALUE.....  1.35%          B         $224.51        --
MULTIMANAGER MID CAP VALUE.....  1.45%          B         $221.12        --

MULTIMANAGER TECHNOLOGY........  0.50%          B         $236.30         1
MULTIMANAGER TECHNOLOGY........  0.70%          B         $229.26         1
MULTIMANAGER TECHNOLOGY........  0.70%          B         $260.13        --
MULTIMANAGER TECHNOLOGY........  0.80%          B         $350.26        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
MULTIMANAGER TECHNOLOGY.........................  0.90%          B         $222.44        15
MULTIMANAGER TECHNOLOGY.........................  0.95%          B         $220.76        24
MULTIMANAGER TECHNOLOGY.........................  1.00%          B         $219.10        --
MULTIMANAGER TECHNOLOGY.........................  1.10%          B         $215.81         9
MULTIMANAGER TECHNOLOGY.........................  1.20%          B         $212.55       115
MULTIMANAGER TECHNOLOGY.........................  1.25%          B         $176.10        19
MULTIMANAGER TECHNOLOGY.........................  1.30%          B         $206.53         2
MULTIMANAGER TECHNOLOGY.........................  1.34%          B         $208.08       498
MULTIMANAGER TECHNOLOGY.........................  1.34%          B         $323.06         4
MULTIMANAGER TECHNOLOGY.........................  1.35%          B         $207.76         1
MULTIMANAGER TECHNOLOGY.........................  1.45%          B         $204.62        --

OPPENHEIMER MAIN STREET FUND(R)/VA..............  0.50%    SERVICE CLASS   $200.86         4
OPPENHEIMER MAIN STREET FUND(R)/VA..............  0.80%    SERVICE CLASS   $196.84        --
OPPENHEIMER MAIN STREET FUND(R)/VA..............  0.90%    SERVICE CLASS   $195.52        --
OPPENHEIMER MAIN STREET FUND(R)/VA..............  1.10%    SERVICE CLASS   $192.90        --
OPPENHEIMER MAIN STREET FUND(R)/VA..............  1.20%    SERVICE CLASS   $191.59        17

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.00%    ADVISOR CLASS   $ 98.89        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.50%    ADVISOR CLASS   $ 69.09         1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.90%    ADVISOR CLASS   $ 67.25         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  1.00%    ADVISOR CLASS   $ 66.80        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  1.10%    ADVISOR CLASS   $ 66.35         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  1.20%    ADVISOR CLASS   $ 65.90       101

TARGET 2015 ALLOCATION..........................  0.40%          B         $123.50        --
TARGET 2015 ALLOCATION..........................  0.50%          B         $134.50         7
TARGET 2015 ALLOCATION..........................  0.70%          B         $131.74        --
TARGET 2015 ALLOCATION..........................  0.90%          B         $129.03        17
TARGET 2015 ALLOCATION..........................  0.95%          B         $128.36         3
TARGET 2015 ALLOCATION..........................  1.10%          B         $126.37         3
TARGET 2015 ALLOCATION..........................  1.20%          B         $125.06        30
TARGET 2015 ALLOCATION..........................  1.25%          B         $107.80        20
TARGET 2015 ALLOCATION..........................  1.34%          B         $123.24       100

TARGET 2025 ALLOCATION..........................  0.40%          B         $132.80        --
TARGET 2025 ALLOCATION..........................  0.50%          B         $141.76        10
TARGET 2025 ALLOCATION..........................  0.70%          B         $138.85         3
TARGET 2025 ALLOCATION..........................  0.90%          B         $135.99        36
TARGET 2025 ALLOCATION..........................  0.95%          B         $135.29         8
TARGET 2025 ALLOCATION..........................  1.00%          B         $134.59        --
TARGET 2025 ALLOCATION..........................  1.10%          B         $133.19        15
TARGET 2025 ALLOCATION..........................  1.20%          B         $131.80       111
TARGET 2025 ALLOCATION..........................  1.25%          B         $111.76        25
TARGET 2025 ALLOCATION..........................  1.34%          B         $129.89       253
TARGET 2025 ALLOCATION..........................  1.35%          B         $129.76        --
TARGET 2025 ALLOCATION..........................  1.45%          B         $128.41        --

TARGET 2035 ALLOCATION..........................  0.40%          B         $138.06         1
TARGET 2035 ALLOCATION..........................  0.50%          B         $145.54        10
TARGET 2035 ALLOCATION..........................  0.70%          B         $142.55         1
TARGET 2035 ALLOCATION..........................  0.90%          B         $139.61        26
TARGET 2035 ALLOCATION..........................  0.95%          B         $138.89         4
TARGET 2035 ALLOCATION..........................  1.00%          B         $138.17        --
TARGET 2035 ALLOCATION..........................  1.10%          B         $136.74         9

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2016

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
TARGET 2035 ALLOCATION.............  1.20%         B          $135.31       138
TARGET 2035 ALLOCATION.............  1.25%         B          $112.95        11
TARGET 2035 ALLOCATION.............  1.34%         B          $133.35       250
TARGET 2035 ALLOCATION.............  1.35%         B          $133.21        --
TARGET 2035 ALLOCATION.............  1.45%         B          $131.83        --

TARGET 2045 ALLOCATION.............  0.40%         B          $142.86        --
TARGET 2045 ALLOCATION.............  0.50%         B          $147.26         8
TARGET 2045 ALLOCATION.............  0.70%         B          $144.23        --
TARGET 2045 ALLOCATION.............  0.80%         B          $251.17        --
TARGET 2045 ALLOCATION.............  0.90%         B          $141.26        21
TARGET 2045 ALLOCATION.............  0.95%         B          $140.53         6
TARGET 2045 ALLOCATION.............  1.00%         B          $139.80        --
TARGET 2045 ALLOCATION.............  1.10%         B          $138.35        11
TARGET 2045 ALLOCATION.............  1.20%         B          $136.91       145
TARGET 2045 ALLOCATION.............  1.25%         B          $112.46         6
TARGET 2045 ALLOCATION.............  1.34%         B          $134.93       185
TARGET 2045 ALLOCATION.............  1.35%         B          $134.78        --
TARGET 2045 ALLOCATION.............  1.45%         B          $133.38        --

TARGET 2055 ALLOCATION.............  0.50%         B          $100.19         3
TARGET 2055 ALLOCATION.............  0.70%         B          $ 99.86        --
TARGET 2055 ALLOCATION.............  0.80%         B          $ 99.69        --
TARGET 2055 ALLOCATION.............  0.90%         B          $ 99.53         2
TARGET 2055 ALLOCATION.............  1.00%         B          $ 99.37        --
TARGET 2055 ALLOCATION.............  1.10%         B          $ 99.20        --
TARGET 2055 ALLOCATION.............  1.20%         B          $ 99.04        19
TARGET 2055 ALLOCATION.............  1.34%         B          $ 98.81         8

TEMPLETON GLOBAL BOND VIP FUND.....  0.50%      CLASS 2       $118.26        12
TEMPLETON GLOBAL BOND VIP FUND.....  0.70%      CLASS 2       $116.67        --
TEMPLETON GLOBAL BOND VIP FUND.....  0.80%      CLASS 2       $115.89         1
TEMPLETON GLOBAL BOND VIP FUND.....  0.90%      CLASS 2       $115.11         6
TEMPLETON GLOBAL BOND VIP FUND.....  1.00%      CLASS 2       $114.34         1
TEMPLETON GLOBAL BOND VIP FUND.....  1.10%      CLASS 2       $113.57         3
TEMPLETON GLOBAL BOND VIP FUND.....  1.20%      CLASS 2       $112.80       479

VANECK VIP GLOBAL HARD ASSETS FUND.  0.50%   CLASS S SHARES   $ 71.01         2
VANECK VIP GLOBAL HARD ASSETS FUND.  0.70%   CLASS S SHARES   $ 70.20         1
VANECK VIP GLOBAL HARD ASSETS FUND.  0.80%   CLASS S SHARES   $ 69.81        --
VANECK VIP GLOBAL HARD ASSETS FUND.  0.90%   CLASS S SHARES   $ 69.41        21
VANECK VIP GLOBAL HARD ASSETS FUND.  0.95%   CLASS S SHARES   $ 69.21        10
VANECK VIP GLOBAL HARD ASSETS FUND.  1.00%   CLASS S SHARES   $ 69.02        --
VANECK VIP GLOBAL HARD ASSETS FUND.  1.10%   CLASS S SHARES   $ 68.63        10
VANECK VIP GLOBAL HARD ASSETS FUND.  1.20%   CLASS S SHARES   $ 68.23       106
VANECK VIP GLOBAL HARD ASSETS FUND.  1.25%   CLASS S SHARES   $ 68.04        31
VANECK VIP GLOBAL HARD ASSETS FUND.  1.34%   CLASS S SHARES   $ 67.69       199
VANECK VIP GLOBAL HARD ASSETS FUND.  1.45%   CLASS S SHARES   $ 67.27        --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 or denoted by -.
+ In 2016, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++ This Variable Investment Option is subject to a non-guaranteed fee waiver.
   If the total return on any given day is negative, the contract charges will be waived in their entirety. In 2016, the contract charges were 0.00%.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2016




                                                                       1290 VT SOCIALLY     ALL ASSET        ALL ASSET
                                                                         RESPONSIBLE*   AGGRESSIVE-ALT 25* GROWTH-ALT 20*
                                                                       ---------------- ------------------ --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $  514,808        $ 119,332        $  761,558
  Expenses:
   Asset-based charges................................................       545,299          119,316           693,653
                                                                          ----------        ---------        ----------

NET INVESTMENT INCOME (LOSS)..........................................       (30,491)              16            67,905
                                                                          ----------        ---------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     2,543,641         (126,429)          147,379
   Net realized gain distribution from the Portfolios.................       872,938          111,273         1,202,300
                                                                          ----------        ---------        ----------
  Net realized gain (loss) on investments.............................     3,416,579          (15,156)        1,349,679
                                                                          ----------        ---------        ----------

  Net change in unrealized appreciation (depreciation) of investments.       178,895          890,089         3,036,626
                                                                          ----------        ---------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     3,595,474          874,933         4,386,305
                                                                          ----------        ---------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $3,564,983        $ 874,949        $4,454,210
                                                                          ==========        =========        ==========

                                                                                                        AMERICAN
                                                                                                         FUNDS
                                                                         ALL ASSET       AMERICAN      INSURANCE
                                                                          MODERATE    CENTURY VP MID SERIES(R) BOND
                                                                       GROWTH-ALT 15* CAP VALUE FUND    FUND/SM/
                                                                       -------------- -------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $114,312      $  547,729     $ 529,219
  Expenses:
   Asset-based charges................................................      83,464         398,457       359,501
                                                                          --------      ----------     ---------

NET INVESTMENT INCOME (LOSS)..........................................      30,848         149,272       169,718
                                                                          --------      ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     (53,013)        679,961      (121,988)
   Net realized gain distribution from the Portfolios.................      57,785       1,403,288       102,926
                                                                          --------      ----------     ---------
  Net realized gain (loss) on investments.............................       4,772       2,083,249       (19,062)
                                                                          --------      ----------     ---------

  Net change in unrealized appreciation (depreciation) of investments.     429,714       4,709,886        25,161
                                                                          --------      ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     434,486       6,793,135         6,099
                                                                          --------      ----------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $465,334      $6,942,407     $ 175,817
                                                                          ========      ==========     =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                         AXA 400     AXA 500    AXA 2000
                                                                         MANAGED     MANAGED     MANAGED   AXA AGGRESSIVE
                                                                       VOLATILITY* VOLATILITY* VOLATILITY*  ALLOCATION*
                                                                       ----------- ----------- ----------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   84,024  $  219,318   $ 36,470    $ 5,569,278
  Expenses:
   Asset-based charges................................................    111,222     206,667     53,886      7,133,490
                                                                       ----------  ----------   --------    -----------

NET INVESTMENT INCOME (LOSS)..........................................    (27,198)     12,651    (17,416)    (1,564,212)
                                                                       ----------  ----------   --------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    135,782     471,052      1,532      3,881,548
   Net realized gain distribution from the Portfolios.................    492,192     137,692     93,836     27,081,708
                                                                       ----------  ----------   --------    -----------
  Net realized gain (loss) on investments.............................    627,974     608,744     95,368     30,963,256
                                                                       ----------  ----------   --------    -----------

  Net change in unrealized appreciation (depreciation) of investments.  1,040,543   1,036,376    790,634     13,192,566
                                                                       ----------  ----------   --------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  1,668,517   1,645,120    886,002     44,155,822
                                                                       ----------  ----------   --------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $1,641,319  $1,657,771   $868,586    $42,591,610
                                                                       ==========  ==========   ========    ===========

                                                                                        AXA
                                                                       AXA BALANCED CONSERVATIVE
                                                                        STRATEGY*   ALLOCATION*
                                                                       ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $1,044,056   $1,082,883
  Expenses:
   Asset-based charges................................................   1,490,490    1,386,701
                                                                        ----------   ----------

NET INVESTMENT INCOME (LOSS)..........................................    (446,434)    (303,818)
                                                                        ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   1,017,718     (463,998)
   Net realized gain distribution from the Portfolios.................     674,129    1,461,640
                                                                        ----------   ----------
  Net realized gain (loss) on investments.............................   1,691,847      997,642
                                                                        ----------   ----------

  Net change in unrealized appreciation (depreciation) of investments.   4,228,892    1,187,936
                                                                        ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   5,920,739    2,185,578
                                                                        ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $5,474,305   $1,881,760
                                                                        ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                       AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE-PLUS
                                                                       GROWTH STRATEGY*    STRATEGY*          ALLOCATION*
                                                                       ---------------- ---------------- ---------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................     $217,544         $ 77,557          $1,912,186
  Expenses:
   Asset-based charges................................................      303,380          111,687           2,486,469
                                                                           --------         --------          ----------

NET INVESTMENT INCOME (LOSS)..........................................      (85,836)         (34,130)           (574,283)
                                                                           --------         --------          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      109,530           24,065             (86,764)
   Net realized gain distribution from the Portfolios.................      116,136           23,854           5,415,699
                                                                           --------         --------          ----------
  Net realized gain (loss) on investments.............................      225,666           47,919           5,328,935
                                                                           --------         --------          ----------

  Net change in unrealized appreciation (depreciation) of investments.      745,206          136,485           2,210,716
                                                                           --------         --------          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      970,872          184,404           7,539,651
                                                                           --------         --------          ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......     $885,036         $150,274          $6,965,368
                                                                           ========         ========          ==========

                                                                                                      AXA
                                                                         AXA GLOBAL              INTERNATIONAL
                                                                       EQUITY MANAGED AXA GROWTH CORE MANAGED
                                                                        VOLATILITY*   STRATEGY*   VOLATILITY*
                                                                       -------------- ---------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 3,203,226    $12,403    $   436,287
  Expenses:
   Asset-based charges................................................    4,494,857     15,058      1,924,597
                                                                        -----------    -------    -----------

NET INVESTMENT INCOME (LOSS)..........................................   (1,291,631)    (2,655)    (1,488,310)
                                                                        -----------    -------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   13,744,853      7,507       (584,581)
   Net realized gain distribution from the Portfolios.................           --     10,237             --
                                                                        -----------    -------    -----------
  Net realized gain (loss) on investments.............................   13,744,853     17,744       (584,581)
                                                                        -----------    -------    -----------

  Net change in unrealized appreciation (depreciation) of investments.   (1,660,315)    73,396        323,376
                                                                        -----------    -------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   12,084,538     91,140       (261,205)
                                                                        -----------    -------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $10,792,907    $88,485    $(1,749,515)
                                                                        ===========    =======    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                            AXA           AXA                    AXA LARGE CAP
                                                                       INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH
                                                                          MANAGED    VALUE MANAGED CORE MANAGED     MANAGED
                                                                        VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                                       ------------- ------------- ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $ 107,748    $   800,807   $  317,405   $  3,542,411
  Expenses:
   Asset-based charges................................................     104,412      2,178,063      369,257      8,211,583
                                                                         ---------    -----------   ----------   ------------

NET INVESTMENT INCOME (LOSS)..........................................       3,336     (1,377,256)     (51,852)    (4,669,172)
                                                                         ---------    -----------   ----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (214,005)       709,169    1,108,166     38,166,927
   Net realized gain distribution from the Portfolios.................          --             --      273,959     21,431,931
                                                                         ---------    -----------   ----------   ------------
  Net realized gain (loss) on investments.............................    (214,005)       709,169    1,382,125     59,598,858
                                                                         ---------    -----------   ----------   ------------

  Net change in unrealized appreciation (depreciation) of investments.     115,167       (455,370)   1,001,646    (29,629,929)
                                                                         ---------    -----------   ----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (98,838)       253,799    2,383,771     29,968,929
                                                                         ---------    -----------   ----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $ (95,502)   $(1,123,457)  $2,331,919   $ 25,299,757
                                                                         =========    ===========   ==========   ============

                                                                       AXA LARGE CAP  AXA MID CAP
                                                                       VALUE MANAGED VALUE MANAGED
                                                                        VOLATILITY*   VOLATILITY*
                                                                       ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 13,605,262   $ 5,792,994
  Expenses:
   Asset-based charges................................................   10,539,564     6,177,668
                                                                       ------------   -----------

NET INVESTMENT INCOME (LOSS)..........................................    3,065,698      (384,674)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   53,651,584    38,544,864
   Net realized gain distribution from the Portfolios.................           --            --
                                                                       ------------   -----------
  Net realized gain (loss) on investments.............................   53,651,584    38,544,864
                                                                       ------------   -----------

  Net change in unrealized appreciation (depreciation) of investments.   49,271,611    33,644,027
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  102,923,195    72,188,891
                                                                       ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $105,988,893   $71,804,217
                                                                       ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                    AXA MODERATE AXA MODERATE-
                                                                       AXA MODERATE    GROWTH        PLUS      AXA SMARTBETA
                                                                       ALLOCATION*   STRATEGY*    ALLOCATION*     EQUITY*
                                                                       ------------ ------------ ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $14,378,075   $  438,619   $ 9,510,205     $4,717
  Expenses:
   Asset-based charges................................................  20,328,446      526,232    13,118,169      2,616
   Less: Reduction for expense limitation.............................  (5,948,275)          --            --         --
                                                                       -----------   ----------   -----------     ------
   Net Expenses.......................................................  14,380,171      526,232    13,118,169      2,616
                                                                       -----------   ----------   -----------     ------

NET INVESTMENT INCOME (LOSS)..........................................      (2,096)     (87,613)   (3,607,964)     2,101
                                                                       -----------   ----------   -----------     ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (7,967,522)     124,187     7,896,990      1,068
   Net realized gain distribution from the Portfolios.................  50,524,320      312,398    45,182,122          5
                                                                       -----------   ----------   -----------     ------

  Net realized gain (loss) on investments.............................  42,556,798      436,585    53,079,112      1,073
                                                                       -----------   ----------   -----------     ------

  Net change in unrealized appreciation (depreciation) of investments.  26,995,642    2,301,245    11,870,277      6,681
                                                                       -----------   ----------   -----------     ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  69,552,440    2,737,830    64,949,389      7,754
                                                                       -----------   ----------   -----------     ------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $69,550,344   $2,650,217   $61,341,425     $9,855
                                                                       ===========   ==========   ===========     ======

                                                                         AXA/AB
                                                                        DYNAMIC
                                                                        MODERATE  AXA/AB SMALL
                                                                        GROWTH*   CAP GROWTH*
                                                                       ---------  ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  63,608  $ 1,166,518
  Expenses:
   Asset-based charges................................................   187,361    4,178,712
   Less: Reduction for expense limitation.............................        --           --
                                                                       ---------  -----------
   Net Expenses.......................................................   187,361    4,178,712
                                                                       ---------  -----------

NET INVESTMENT INCOME (LOSS)..........................................  (123,753)  (3,012,194)
                                                                       ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (26,846)     270,618
   Net realized gain distribution from the Portfolios.................   231,712   22,265,667
                                                                       ---------  -----------

  Net realized gain (loss) on investments.............................   204,866   22,536,285
                                                                       ---------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   332,586   15,611,951
                                                                       ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   537,452   38,148,236
                                                                       ---------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 413,699  $35,136,042
                                                                       =========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                                                   AXA/FRANKLIN
                                                                                       AXA/DOUBLELINE AXA/FRANKLIN  SMALL CAP
                                                                       AXA/CLEARBRIDGE OPPORTUNISTIC    BALANCED      VALUE
                                                                          LARGE CAP      CORE PLUS      MANAGED      MANAGED
                                                                           GROWTH*         BOND*      VOLATILITY*  VOLATILITY*
                                                                       --------------- -------------- ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $        --      $ 65,922     $2,173,122   $   64,036
  Expenses:
   Asset-based charges................................................     2,066,789        17,890      1,106,428      213,746
                                                                         -----------      --------     ----------   ----------

NET INVESTMENT INCOME (LOSS)..........................................    (2,066,789)       48,032      1,066,694     (149,710)
                                                                         -----------      --------     ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (5,770,313)        2,454      2,655,769    1,091,158
   Net realized gain distribution from the Portfolios.................       751,784            --             --           --
                                                                         -----------      --------     ----------   ----------
  Net realized gain (loss) on investments.............................    (5,018,529)        2,454      2,655,769    1,091,158
                                                                         -----------      --------     ----------   ----------

  Net change in unrealized appreciation (depreciation) of investments.     5,808,882       (28,132)     3,818,072    2,756,567
                                                                         -----------      --------     ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       790,353       (25,678)     6,473,841    3,847,725
                                                                         -----------      --------     ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $(1,276,436)     $ 22,354     $7,540,535   $3,698,015
                                                                         ===========      ========     ==========   ==========

                                                                       AXA/FRANKLIN
                                                                        TEMPLETON
                                                                        ALLOCATION  AXA/HORIZON
                                                                         MANAGED     SMALL CAP
                                                                       VOLATILITY*    VALUE*
                                                                       ------------ -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $1,106,645    $ 4,888
  Expenses:
   Asset-based charges................................................     857,546        977
                                                                        ----------    -------

NET INVESTMENT INCOME (LOSS)..........................................     249,099      3,911
                                                                        ----------    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   2,831,718         10
   Net realized gain distribution from the Portfolios.................     497,948     15,062
                                                                        ----------    -------
  Net realized gain (loss) on investments.............................   3,329,666     15,072
                                                                        ----------    -------

  Net change in unrealized appreciation (depreciation) of investments.   1,705,534     19,517
                                                                        ----------    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   5,035,200     34,589
                                                                        ----------    -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $5,284,299    $38,500
                                                                        ==========    =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                                      AXA/MUTUAL
                                                                                                      LARGE CAP    AXA/PACIFIC
                                                                         AXA/JANUS     AXA/LOOMIS   EQUITY MANAGED GLOBAL SMALL
                                                                        ENTERPRISE*  SAYLES GROWTH*  VOLATILITY*    CAP VALUE*
                                                                       ------------  -------------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $         --    $  188,141     $  566,949     $ 2,097
  Expenses:
   Asset-based charges................................................    3,132,510       649,334        331,157       1,781
                                                                       ------------    ----------     ----------     -------

NET INVESTMENT INCOME (LOSS)..........................................   (3,132,510)     (461,193)       235,792         316
                                                                       ------------    ----------     ----------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (1,578,437)     (495,710)     1,508,455      (4,776)
   Net realized gain distribution from the Portfolios.................      115,271     1,257,708             --          --
                                                                       ------------    ----------     ----------     -------
  Net realized gain (loss) on investments.............................   (1,463,166)      761,998      1,508,455      (4,776)
                                                                       ------------    ----------     ----------     -------

  Net change in unrealized appreciation (depreciation) of investments.   (9,818,837)    2,268,691      1,119,115      75,111
                                                                       ------------    ----------     ----------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (11,282,003)    3,030,689      2,627,570      70,335
                                                                       ------------    ----------     ----------     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(14,414,513)   $2,569,496     $2,863,362     $70,651
                                                                       ============    ==========     ==========     =======

                                                                       AXA/TEMPLETON
                                                                       GLOBAL EQUITY  CHARTER/SM/
                                                                          MANAGED    INTERNATIONAL
                                                                        VOLATILITY*    MODERATE*
                                                                       ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  294,044      $1,279
  Expenses:
   Asset-based charges................................................     538,078         303
                                                                        ----------      ------

NET INVESTMENT INCOME (LOSS)..........................................    (244,034)        976
                                                                        ----------      ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   1,766,506           2
   Net realized gain distribution from the Portfolios.................          --          --
                                                                        ----------      ------
  Net realized gain (loss) on investments.............................   1,766,506           2
                                                                        ----------      ------

  Net change in unrealized appreciation (depreciation) of investments.     108,094         113
                                                                        ----------      ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   1,874,600         115
                                                                        ----------      ------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $1,630,566      $1,091
                                                                        ==========      ======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                       CHARTER/SM/               CHARTER/SM/ CHARTER/SM/
                                                                       MULTI-SECTOR CHARTER/SM/  SMALL CAP    SMALL CAP
                                                                          BOND*     REAL ASSETS*  GROWTH*       VALUE*
                                                                       ------------ ------------ ----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 1,772,152    $ 3,199    $       --  $ 1,406,763
  Expenses:
   Asset-based charges................................................   1,140,454      1,165       505,261    1,339,331
   Less: Reduction for expense limitation.............................          --         --          (220)      (1,156)
                                                                       -----------    -------    ----------  -----------
   Net Expenses.......................................................   1,140,454      1,165       505,041    1,338,175
                                                                       -----------    -------    ----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................     631,698      2,034      (505,041)      68,588
                                                                       -----------    -------    ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (1,564,937)     3,636     2,033,651    4,799,198
   Net realized gain distribution from the Portfolios.................          --         --       729,103           --
                                                                       -----------    -------    ----------  -----------
  Net realized gain (loss) on investments.............................  (1,564,937)     3,636     2,762,754    4,799,198
                                                                       -----------    -------    ----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   2,469,760     (1,205)      723,263   17,950,301
                                                                       -----------    -------    ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     904,823      2,431     3,486,017   22,749,499
                                                                       -----------    -------    ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 1,536,521    $ 4,465    $2,980,976  $22,818,087
                                                                       ===========    =======    ==========  ===========

                                                                       EQ/BLACKROCK    EQ/BOSTON
                                                                       BASIC VALUE  ADVISORS EQUITY
                                                                         EQUITY*        INCOME*
                                                                       ------------ ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 10,472,648   $ 2,008,429
  Expenses:
   Asset-based charges................................................    8,632,418     1,253,000
   Less: Reduction for expense limitation.............................           --            --
                                                                       ------------   -----------
   Net Expenses.......................................................    8,632,418     1,253,000
                                                                       ------------   -----------

NET INVESTMENT INCOME (LOSS)..........................................    1,840,230       755,429
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   38,634,294     1,047,370
   Net realized gain distribution from the Portfolios.................           --    10,906,657
                                                                       ------------   -----------
  Net realized gain (loss) on investments.............................   38,634,294    11,954,027
                                                                       ------------   -----------

  Net change in unrealized appreciation (depreciation) of investments.   67,078,776    (1,395,672)
                                                                       ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  105,713,070    10,558,355
                                                                       ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $107,553,300   $11,313,784
                                                                       ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                        EQ/CAPITAL                              EQ/EMERGING
                                                                         GUARDIAN    EQ/COMMON    EQ/CORE BOND MARKETS EQUITY
                                                                        RESEARCH*   STOCK INDEX*     INDEX*        PLUS*
                                                                       -----------  ------------  ------------ --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 1,660,092  $ 33,076,925   $1,739,326    $  44,698
  Expenses:
   Asset-based charges................................................   2,460,383    30,490,096    1,423,873       61,100
   Less: Reduction for expense limitation.............................          --    (5,742,102)          --           --
                                                                       -----------  ------------   ----------    ---------
   Net Expenses.......................................................   2,460,383    24,747,994    1,423,873       61,100
                                                                       -----------  ------------   ----------    ---------

NET INVESTMENT INCOME (LOSS)..........................................    (800,291)    8,328,931      315,453      (16,402)
                                                                       -----------  ------------   ----------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  13,814,289   102,074,741      380,375     (414,549)
   Net realized gain distribution from the Portfolios.................          --            --           --           --
                                                                       -----------  ------------   ----------    ---------
  Net realized gain (loss) on investments.............................  13,814,289   102,074,741      380,375     (414,549)
                                                                       -----------  ------------   ----------    ---------

  Net change in unrealized appreciation (depreciation) of investments.     (11,038)  102,914,685     (608,724)     769,817
                                                                       -----------  ------------   ----------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  13,803,251   204,989,426     (228,349)     355,268
                                                                       -----------  ------------   ----------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $13,002,960  $213,318,357   $   87,104    $ 338,866
                                                                       ===========  ============   ==========    =========

                                                                                       EQ/GAMCO
                                                                       EQ/EQUITY 500  MERGERS AND
                                                                          INDEX*     ACQUISITIONS*
                                                                       ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 20,424,616   $    1,053
  Expenses:
   Asset-based charges................................................   15,634,034      221,624
   Less: Reduction for expense limitation.............................           --           --
                                                                       ------------   ----------
   Net Expenses.......................................................   15,634,034      221,624
                                                                       ------------   ----------

NET INVESTMENT INCOME (LOSS)..........................................    4,790,582     (220,571)
                                                                       ------------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   57,251,612      106,550
   Net realized gain distribution from the Portfolios.................   16,139,447      880,526
                                                                       ------------   ----------
  Net realized gain (loss) on investments.............................   73,391,059      987,076
                                                                       ------------   ----------

  Net change in unrealized appreciation (depreciation) of investments.   39,258,111      308,535
                                                                       ------------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  112,649,170    1,295,611
                                                                       ------------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $117,439,752   $1,075,040
                                                                       ============   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                         EQ/GAMCO                               EQ/INTERMEDIATE
                                                                       SMALL COMPANY  EQ/GLOBAL   EQ/HIGH YIELD   GOVERNMENT
                                                                          VALUE*      BOND PLUS*      BOND*          BOND*
                                                                       ------------- -----------  ------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  3,911,404  $ 1,062,189    $ 420,273      $ 403,857
  Expenses:
   Asset-based charges................................................    9,451,173      729,860       82,969        769,152
   Less: Reduction for expense limitation.............................           --           --           --         (3,975)
                                                                       ------------  -----------    ---------      ---------
   Net Expenses.......................................................    9,451,173      729,860       82,969        765,177
                                                                       ------------  -----------    ---------      ---------

NET INVESTMENT INCOME (LOSS)..........................................   (5,539,769)     332,329      337,304       (361,320)
                                                                       ------------  -----------    ---------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   28,853,798   (1,315,612)    (149,226)       323,568
   Net realized gain distribution from the Portfolios.................   27,540,352      105,241           --        106,475
                                                                       ------------  -----------    ---------      ---------
  Net realized gain (loss) on investments.............................   56,394,150   (1,210,371)    (149,226)       430,043
                                                                       ------------  -----------    ---------      ---------

  Net change in unrealized appreciation (depreciation) of investments.  103,963,040      753,218      482,474       (533,189)
                                                                       ------------  -----------    ---------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  160,357,190     (457,153)     333,248       (103,146)
                                                                       ------------  -----------    ---------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $154,817,421  $  (124,824)   $ 670,552      $(464,466)
                                                                       ============  ===========    =========      =========

                                                                       EQ/INTERNATIONAL EQ/INVESCO
                                                                        EQUITY INDEX*   COMSTOCK*
                                                                       ---------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $ 9,287,646    $ 2,666,117
  Expenses:
   Asset-based charges................................................     4,476,197      1,355,187
   Less: Reduction for expense limitation.............................            --             --
                                                                         -----------    -----------
   Net Expenses.......................................................     4,476,197      1,355,187
                                                                         -----------    -----------

NET INVESTMENT INCOME (LOSS)..........................................     4,811,449      1,310,930
                                                                         -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (6,060,733)       849,284
   Net realized gain distribution from the Portfolios.................            --             --
                                                                         -----------    -----------
  Net realized gain (loss) on investments.............................    (6,060,733)       849,284
                                                                         -----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.     3,831,903     14,060,961
                                                                         -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (2,228,830)    14,910,245
                                                                         -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $ 2,582,619    $16,221,175
                                                                         ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                        EQ/JPMORGAN                                 EQ/MFS
                                                                           VALUE      EQ/LARGE CAP  EQ/LARGE CAP INTERNATIONAL
                                                                       OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*    GROWTH*
                                                                       -------------- ------------- ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   811,758    $ 2,098,912   $1,434,593   $1,029,004
  Expenses:
   Asset-based charges................................................      965,990      2,574,557      847,395    1,262,411
   Less: Reduction for expense limitation.............................           --             --           --           --
                                                                        -----------    -----------   ----------   ----------
   Net Expenses.......................................................      965,990      2,574,557      847,395    1,262,411
                                                                        -----------    -----------   ----------   ----------

NET INVESTMENT INCOME (LOSS)..........................................     (154,232)      (475,645)     587,198     (233,407)
                                                                        -----------    -----------   ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    5,727,773      9,151,924    3,962,924    1,383,153
   Net realized gain distribution from the Portfolios.................           --     11,018,161    2,177,480      188,716
                                                                        -----------    -----------   ----------   ----------
  Net realized gain (loss) on investments.............................    5,727,773     20,170,085    6,140,404    1,571,869
                                                                        -----------    -----------   ----------   ----------

  Net change in unrealized appreciation (depreciation) of investments.    9,397,815     (9,656,940)   3,114,645     (581,895)
                                                                        -----------    -----------   ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   15,125,588     10,513,145    9,255,049      989,974
                                                                        -----------    -----------   ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $14,971,356    $10,037,500   $9,842,247   $  756,567
                                                                        ===========    ===========   ==========   ==========

                                                                        EQ/MID CAP   EQ/MONEY
                                                                          INDEX*     MARKET*
                                                                       -----------  ---------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 5,563,334  $     391
  Expenses:
   Asset-based charges................................................   6,231,735    872,058
   Less: Reduction for expense limitation.............................          --       (464)
                                                                       -----------  ---------
   Net Expenses.......................................................   6,231,735    871,594
                                                                       -----------  ---------

NET INVESTMENT INCOME (LOSS)..........................................    (668,401)  (871,203)
                                                                       -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  34,563,457     (3,596)
   Net realized gain distribution from the Portfolios.................  27,428,955         75
                                                                       -----------  ---------
  Net realized gain (loss) on investments.............................  61,992,412     (3,521)
                                                                       -----------  ---------

  Net change in unrealized appreciation (depreciation) of investments.  24,482,729      3,512
                                                                       -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  86,475,141         (9)
                                                                       -----------  ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $85,806,740  $(871,212)
                                                                       ===========  =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                       EQ/PIMCO
                                                                       EQ/OPPENHEIMER GLOBAL REAL EQ/PIMCO ULTRA EQ/QUALITY
                                                                          GLOBAL*       RETURN*    SHORT BOND*   BOND PLUS*
                                                                       -------------- ----------- -------------- ----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   991,390   $1,190,415    $  846,118   $1,009,928
  Expenses:
   Asset-based charges................................................    1,492,089      240,418     1,066,114    1,140,537
                                                                        -----------   ----------    ----------   ----------

NET INVESTMENT INCOME (LOSS)..........................................     (500,699)     949,997      (219,996)    (130,609)
                                                                        -----------   ----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    6,045,869      (70,907)     (239,245)    (634,592)
   Net realized gain distribution from the Portfolios.................           --       46,733            --           --
                                                                        -----------   ----------    ----------   ----------
  Net realized gain (loss) on investments.............................    6,045,869      (24,174)     (239,245)    (634,592)
                                                                        -----------   ----------    ----------   ----------

  Net change in unrealized appreciation (depreciation) of investments.   (6,595,912)     658,446     1,073,991      783,424
                                                                        -----------   ----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (550,043)     634,272       834,746      148,832
                                                                        -----------   ----------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(1,050,742)  $1,584,269    $  614,750   $   18,223
                                                                        ===========   ==========    ==========   ==========

                                                                                       EQ/T. ROWE
                                                                          EQ/SMALL    PRICE GROWTH
                                                                       COMPANY INDEX*    STOCK*
                                                                       -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 2,806,565   $         --
  Expenses:
   Asset-based charges................................................    3,044,218      5,076,071
                                                                        -----------   ------------

NET INVESTMENT INCOME (LOSS)..........................................     (237,653)    (5,076,071)
                                                                        -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    1,447,809     30,481,120
   Net realized gain distribution from the Portfolios.................   16,037,751      7,579,714
                                                                        -----------   ------------
  Net realized gain (loss) on investments.............................   17,485,560     38,060,834
                                                                        -----------   ------------

  Net change in unrealized appreciation (depreciation) of investments.   27,173,803    (31,138,767)
                                                                        -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   44,659,363      6,922,067
                                                                        -----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $44,421,710   $  1,845,996
                                                                        ===========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                     FIDELITY(R) VIP FIDELITY(R) VIP
                                                                       EQ/UBS GROWTH  CONTRAFUND(R)   EQUITY-INCOME
                                                                         & INCOME*      PORTFOLIO       PORTFOLIO
                                                                       ------------- --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  267,831    $  2,092,051     $  205,513
  Expenses:
   Asset-based charges................................................     411,781       3,996,261         98,177
                                                                        ----------    ------------     ----------

NET INVESTMENT INCOME (LOSS)..........................................    (143,950)     (1,904,210)       107,336
                                                                        ----------    ------------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     235,096       9,122,363       (127,529)
   Net realized gain distribution from the Portfolios.................     806,904      24,893,796        530,159
                                                                        ----------    ------------     ----------
  Net realized gain (loss) on investments.............................   1,042,000      34,016,159        402,630
                                                                        ----------    ------------     ----------

  Net change in unrealized appreciation (depreciation) of investments.   1,820,383     (10,763,335)       883,718
                                                                        ----------    ------------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   2,862,383      23,252,824      1,286,348
                                                                        ----------    ------------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $2,718,433    $ 21,348,614     $1,393,684
                                                                        ==========    ============     ==========

                                                                                           GOLDMAN SACHS INVESCO V.I.
                                                                       FIDELITY(R) VIP MID  VIT MID CAP   DIVERSIFIED
                                                                          CAP PORTFOLIO     VALUE FUND   DIVIDEND FUND
                                                                       ------------------- ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................     $  117,692       $   545,528   $  259,722
  Expenses:
   Asset-based charges................................................        400,240           567,092      212,507
                                                                           ----------       -----------   ----------

NET INVESTMENT INCOME (LOSS)..........................................       (282,548)          (21,564)      47,215
                                                                           ----------       -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................       (191,555)       (2,482,011)     458,318
   Net realized gain distribution from the Portfolios.................      1,884,558            26,239           --
                                                                           ----------       -----------   ----------
  Net realized gain (loss) on investments.............................      1,693,003        (2,455,772)     458,318
                                                                           ----------       -----------   ----------

  Net change in unrealized appreciation (depreciation) of investments.      2,344,778         7,871,195    1,953,459
                                                                           ----------       -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      4,037,781         5,415,423    2,411,777
                                                                           ----------       -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......     $3,755,233       $ 5,393,859   $2,458,992
                                                                           ==========       ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                       INVESCO V.I.                   INVESCO V.I.
                                                                       GLOBAL REAL  INVESCO V.I. HIGH INTERNATIONAL
                                                                       ESTATE FUND     YIELD FUND      GROWTH FUND
                                                                       ------------ ----------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 1,094,315     $1,266,325      $   697,582
  Expenses:
   Asset-based charges................................................     917,252        375,510          703,588
                                                                       -----------     ----------      -----------

NET INVESTMENT INCOME (LOSS)..........................................     177,063        890,815           (6,006)
                                                                       -----------     ----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     558,737       (599,622         )859,215
   Net realized gain distribution from the Portfolios.................   1,483,968             --               --
                                                                       -----------     ----------      -----------
  Net realized gain (loss) on investments.............................   2,042,705       (599,622         )859,215
                                                                       -----------     ----------      -----------

  Net change in unrealized appreciation (depreciation) of investments.  (1,989,877)     2,465,213       (1,939,378)
                                                                       -----------     ----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      52,828      1,865,591       (1,080,163)
                                                                       -----------     ----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $   229,891     $2,756,406      $(1,086,169)
                                                                       ===========     ==========      ===========

                                                                       INVESCO V.I. MID INVESCO V.I.
                                                                           CAP CORE      SMALL CAP
                                                                         EQUITY FUND    EQUITY FUND  IVY VIP ENERGY
                                                                       ---------------- ------------ --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $       --     $      --    $    65,329
  Expenses:
   Asset-based charges................................................       205,256       108,263        589,163
                                                                          ----------     ---------    -----------

NET INVESTMENT INCOME (LOSS)..........................................      (205,256)     (108,263)      (523,834)
                                                                          ----------     ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................       (33,900)     (537,431)    (5,289,644)
   Net realized gain distribution from the Portfolios.................     1,132,550       662,908             --
                                                                          ----------     ---------    -----------
  Net realized gain (loss) on investments.............................     1,098,650       125,477     (5,289,644)
                                                                          ----------     ---------    -----------

  Net change in unrealized appreciation (depreciation) of investments.       983,259       858,738     20,239,395
                                                                          ----------     ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     2,081,909       984,215     14,949,751
                                                                          ----------     ---------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $1,876,653     $ 875,952    $14,425,917
                                                                          ==========     =========    ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                                                      LAZARD
                                                                                                                    RETIREMENT
                                                                                                                     EMERGING
                                                                       IVY VIP HIGH IVY VIP MID CAP IVY VIP SMALL MARKETS EQUITY
                                                                          INCOME        GROWTH       CAP GROWTH     PORTFOLIO
                                                                       ------------ --------------- ------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $12,716,523    $        --    $        --   $ 1,653,633
  Expenses:
   Asset-based charges................................................   2,157,936      1,188,954        240,321     1,848,028
                                                                       -----------    -----------    -----------   -----------

NET INVESTMENT INCOME (LOSS)..........................................  10,558,587     (1,188,954)      (240,321)     (194,395)
                                                                       -----------    -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (5,014,402)      (249,187)    (2,294,867)   (7,087,251)
   Net realized gain distribution from the Portfolios.................          --      5,118,192      2,071,118            --
                                                                       -----------    -----------    -----------   -----------
  Net realized gain (loss) on investments.............................  (5,014,402)     4,869,005       (223,749)   (7,087,251)
                                                                       -----------    -----------    -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.  18,813,995      1,015,950        883,873    33,067,003
                                                                       -----------    -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  13,799,593      5,884,955        660,124    25,979,752
                                                                       -----------    -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $24,358,180    $ 4,696,001    $   419,803   $25,785,357
                                                                       ===========    ===========    ===========   ===========

                                                                          MFS(R)
                                                                       INTERNATIONAL
                                                                           VALUE     MFS(R) INVESTORS
                                                                         PORTFOLIO     TRUST SERIES
                                                                       ------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 3,115,653     $   72,999
  Expenses:
   Asset-based charges................................................    3,272,381        155,554
                                                                        -----------     ----------

NET INVESTMENT INCOME (LOSS)..........................................     (156,728)       (82,555)
                                                                        -----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    7,554,546        119,100
   Net realized gain distribution from the Portfolios.................    6,299,478      1,423,773
                                                                        -----------     ----------
  Net realized gain (loss) on investments.............................   13,854,024      1,542,873
                                                                        -----------     ----------

  Net change in unrealized appreciation (depreciation) of investments.   (7,675,455)      (580,074)
                                                                        -----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    6,178,569        962,799
                                                                        -----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 6,021,841     $  880,244
                                                                        ===========     ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                          MFS(R)
                                                                       MASSACHUSETTS
                                                                         INVESTORS     MFS(R)                     MULTIMANAGER
                                                                       GROWTH STOCK  TECHNOLOGY  MFS(R) UTILITIES  AGGRESSIVE
                                                                         PORTFOLIO   PORTFOLIO        SERIES        EQUITY*
                                                                       ------------- ----------  ---------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   47,755   $       --    $ 3,477,913    $  2,962,716
  Expenses:
   Asset-based charges................................................     148,371      817,480      1,168,054       7,471,283
   Less: Reduction for expense limitation.............................          --           --             --      (2,528,300)
                                                                        ----------   ----------    -----------    ------------
   Net Expenses.......................................................     148,371      817,480      1,168,054       4,942,983
                                                                        ----------   ----------    -----------    ------------

NET INVESTMENT INCOME (LOSS)..........................................    (100,616)    (817,480)     2,309,859      (1,980,267)
                                                                        ----------   ----------    -----------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     (36,958)   3,373,518     (4,159,318)     29,434,849
   Net realized gain distribution from the Portfolios.................   1,444,739    1,903,382      2,208,914              --
                                                                        ----------   ----------    -----------    ------------
  Net realized gain (loss) on investments.............................   1,407,781    5,276,900     (1,950,404)     29,434,849
                                                                        ----------   ----------    -----------    ------------

  Net change in unrealized appreciation (depreciation) of investments.    (817,482)     311,804      8,141,160     (14,510,194)
                                                                        ----------   ----------    -----------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     590,299    5,588,704      6,190,756      14,924,655
                                                                        ----------   ----------    -----------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $  489,683   $4,771,224    $ 8,500,615    $ 12,944,388
                                                                        ==========   ==========    ===========    ============


                                                                                    MULTIMANAGER
                                                                       MULTIMANAGER   MID CAP
                                                                        CORE BOND*    GROWTH*
                                                                       ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 2,515,203  $    66,665
  Expenses:
   Asset-based charges................................................   1,479,578      881,878
   Less: Reduction for expense limitation.............................          --           --
                                                                       -----------  -----------
   Net Expenses.......................................................   1,479,578      881,878
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................   1,035,625     (815,213)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (1,369,698)  (1,585,930)
   Net realized gain distribution from the Portfolios.................     116,520    1,551,332
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................  (1,253,178)     (34,598)
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   1,933,362    4,322,323
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     680,184    4,287,725
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 1,715,809  $ 3,472,512
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                                                   PIMCO
                                                                                                               COMMODITYREAL
                                                                                                   OPPENHEIMER   RETURN(R)
                                                                        MULTIMANAGER  MULTIMANAGER MAIN STREET   STRATEGY
                                                                       MID CAP VALUE* TECHNOLOGY*  FUND(R)/VA    PORTFOLIO
                                                                       -------------- ------------ ----------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $  548,846   $     9,583   $ 28,571    $   63,647
  Expenses:
   Asset-based charges................................................      680,348     1,842,838     35,467        73,680
                                                                         ----------   -----------   --------    ----------

NET INVESTMENT INCOME (LOSS)..........................................     (131,502)   (1,833,255)    (6,896)      (10,033)
                                                                         ----------   -----------   --------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    3,149,915    11,047,424     30,961      (872,688)
   Net realized gain distribution from the Portfolios.................           --     7,260,125    398,513            --
                                                                         ----------   -----------   --------    ----------
  Net realized gain (loss) on investments.............................    3,149,915    18,307,549    429,474      (872,688)
                                                                         ----------   -----------   --------    ----------

  Net change in unrealized appreciation (depreciation) of investments.    5,745,210    (6,122,208)   (68,519)    1,679,043
                                                                         ----------   -----------   --------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    8,895,125    12,185,341    360,955       806,355
                                                                         ----------   -----------   --------    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $8,763,623   $10,352,086   $354,059    $  796,322
                                                                         ==========   ===========   ========    ==========



                                                                       TARGET 2015 TARGET 2025
                                                                       ALLOCATION* ALLOCATION*
                                                                       ----------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 322,972  $  849,442
  Expenses:
   Asset-based charges................................................    279,766     699,960
                                                                        ---------  ----------

NET INVESTMENT INCOME (LOSS)..........................................     43,206     149,482
                                                                        ---------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (310,139)    665,183
   Net realized gain distribution from the Portfolios.................    429,718          --
                                                                        ---------  ----------
  Net realized gain (loss) on investments.............................    119,579     665,183
                                                                        ---------  ----------

  Net change in unrealized appreciation (depreciation) of investments.    798,698   2,665,042
                                                                        ---------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    918,277   3,330,225
                                                                        ---------  ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 961,483  $3,479,707
                                                                        =========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2016

                                                                                                            TEMPLETON
                                                                       TARGET 2035 TARGET 2045 TARGET 2055 GLOBAL BOND
                                                                       ALLOCATION* ALLOCATION* ALLOCATION*  VIP FUND
                                                                       ----------- ----------- ----------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  814,582  $  688,618   $ 36,635   $        --
  Expenses:
   Asset-based charges................................................    687,200     578,417     18,988       597,144
                                                                       ----------  ----------   --------   -----------

NET INVESTMENT INCOME (LOSS)..........................................    127,382     110,201     17,647      (597,144)
                                                                       ----------  ----------   --------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    547,956     647,109     (1,982)   (2,085,478)
   Net realized gain distribution from the Portfolios.................         --          --    130,041        43,037
                                                                       ----------  ----------   --------   -----------
  Net realized gain (loss) on investments.............................    547,956     647,109    128,059    (2,042,441)
                                                                       ----------  ----------   --------   -----------

  Net change in unrealized appreciation (depreciation) of investments.  3,033,540   2,779,050     49,879     3,796,656
                                                                       ----------  ----------   --------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  3,581,496   3,426,159    177,938     1,754,215
                                                                       ----------  ----------   --------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $3,708,878  $3,536,360   $195,585   $ 1,157,071
                                                                       ==========  ==========   ========   ===========

                                                                       VANECK VIP
                                                                       GLOBAL HARD
                                                                       ASSETS FUND
                                                                       -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    76,346
  Expenses:
   Asset-based charges................................................     261,049
                                                                       -----------

NET INVESTMENT INCOME (LOSS)..........................................    (184,703)
                                                                       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (4,033,398)
   Net realized gain distribution from the Portfolios.................          --
                                                                       -----------
  Net realized gain (loss) on investments.............................  (4,033,398)
                                                                       -----------

  Net change in unrealized appreciation (depreciation) of investments.  11,213,758
                                                                       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   7,180,360
                                                                       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 6,995,657
                                                                       ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                1290 VT SOCIALLY
                                                                                                  RESPONSIBLE*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (30,491) $  (118,041)
  Net realized gain (loss) on investments..................................................   3,416,579    9,343,866
  Net change in unrealized appreciation (depreciation) of investments......................     178,895   (9,588,431)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   3,564,983     (362,606)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,543,974    3,581,757
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,375,930)     315,079
  Redemptions for contract benefits and terminations.......................................  (3,290,564)  (3,347,392)
  Contract maintenance charges.............................................................     (35,761)     (36,679)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (1,158,281)     512,765
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   2,406,702      150,159
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  43,216,640   43,066,481
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $45,623,342  $43,216,640
                                                                                            ===========  ===========

                                                                                                   ALL ASSET
                                                                                               AGGRESSIVE-ALT 25*
                                                                                            -----------------------
                                                                                                2016        2015
                                                                                            -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $        16  $  (22,322)
  Net realized gain (loss) on investments..................................................     (15,156)     70,037
  Net change in unrealized appreciation (depreciation) of investments......................     890,089    (531,819)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     874,949    (484,104)
                                                                                            -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,527,500   2,491,151
  Transfers between Variable Investment Options including guaranteed interest account, net.     945,299   1,165,901
  Redemptions for contract benefits and terminations.......................................    (433,863)   (208,094)
  Contract maintenance charges.............................................................     (18,743)    (13,765)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   3,020,193   3,435,193
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --       1,800
                                                                                            -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   3,895,142   2,952,889
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   8,033,867   5,080,978
                                                                                            -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $11,929,009  $8,033,867
                                                                                            ===========  ==========

                                                                                                    ALL ASSET
                                                                                                 GROWTH-ALT 20*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    67,905  $  (232,822)
  Net realized gain (loss) on investments..................................................   1,349,679    2,409,286
  Net change in unrealized appreciation (depreciation) of investments......................   3,036,626   (5,040,309)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   4,454,210   (2,863,845)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   8,508,445    8,787,300
  Transfers between Variable Investment Options including guaranteed interest account, net.  (3,535,217)  (3,949,026)
  Redemptions for contract benefits and terminations.......................................  (3,064,681)  (4,265,364)
  Contract maintenance charges.............................................................     (64,247)     (60,485)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   1,844,300      512,425
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   6,298,510   (2,351,420)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  52,828,026   55,179,446
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $59,126,536  $52,828,026
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                                              ALL ASSET MODERATE
                                                                                                GROWTH-ALT 15*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   30,848  $  (13,005)
  Net realized gain (loss) on investments..................................................      4,772      35,162
  Net change in unrealized appreciation (depreciation) of investments......................    429,714    (306,085)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    465,334    (283,928)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  2,168,860   2,081,982
  Transfers between Variable Investment Options including guaranteed interest account, net.    388,981     937,936
  Redemptions for contract benefits and terminations.......................................   (529,089)   (411,467)
  Contract maintenance charges.............................................................    (12,917)     (6,898)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  2,015,835   2,601,553
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        (12)         12
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  2,481,157   2,317,637
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  5,511,570   3,193,933
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $7,992,727  $5,511,570
                                                                                            ==========  ==========

                                                                                               AMERICAN CENTURY VP
                                                                                               MID CAP VALUE FUND
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   149,272  $    65,341
  Net realized gain (loss) on investments..................................................   2,083,249    1,562,335
  Net change in unrealized appreciation (depreciation) of investments......................   4,709,886   (2,283,043)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   6,942,407     (655,367)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  12,647,768    8,150,808
  Transfers between Variable Investment Options including guaranteed interest account, net.   4,240,928    2,476,303
  Redemptions for contract benefits and terminations.......................................  (1,423,364)    (696,639)
  Contract maintenance charges.............................................................     (41,220)     (24,371)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  15,424,112    9,906,101
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         (83)         538
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  22,366,436    9,251,272
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  24,826,563   15,575,291
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $47,192,999  $24,826,563
                                                                                            ===========  ===========

                                                                                                 AMERICAN FUNDS
                                                                                               INSURANCE SERIES(R)
                                                                                                  BOND FUND/SM/
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   169,718  $   142,035
  Net realized gain (loss) on investments..................................................     (19,062)     334,890
  Net change in unrealized appreciation (depreciation) of investments......................      25,161     (839,154)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     175,817     (362,229)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   8,598,355    6,586,292
  Transfers between Variable Investment Options including guaranteed interest account, net.   5,211,730    7,142,543
  Redemptions for contract benefits and terminations.......................................  (2,206,361)  (1,937,918)
  Contract maintenance charges.............................................................     (20,774)     (10,723)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  11,582,950   11,780,194
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         268          961
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  11,759,035   11,418,926
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  24,490,333   13,071,407
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $36,249,368  $24,490,333
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                 AXA 400 MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (27,198) $   (49,574)
  Net realized gain (loss) on investments..................................................     627,974      743,294
  Net change in unrealized appreciation (depreciation) of investments......................   1,040,543   (1,032,876)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   1,641,319     (339,156)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,582,400    1,064,750
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,112,836      261,222
  Redemptions for contract benefits and terminations.......................................    (459,258)    (653,570)
  Contract maintenance charges.............................................................      (7,814)      (6,046)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   3,228,164      666,356
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   4,869,483      327,200
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   7,382,641    7,055,441
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $12,252,124  $ 7,382,641
                                                                                            ===========  ===========

                                                                                                 AXA 500 MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    12,651  $   (38,973)
  Net realized gain (loss) on investments..................................................     608,744      820,060
  Net change in unrealized appreciation (depreciation) of investments......................   1,036,376     (894,623)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   1,657,771     (113,536)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,951,869    2,070,038
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,386,412      988,791
  Redemptions for contract benefits and terminations.......................................  (1,191,818)  (1,145,021)
  Contract maintenance charges.............................................................     (14,665)     (11,885)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   3,131,798    1,901,923
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        (110)         114
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   4,789,459    1,788,501
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  14,631,749   12,843,248
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $19,421,208  $14,631,749
                                                                                            ===========  ===========

                                                                                               AXA 2000 MANAGED
                                                                                                  VOLATILITY*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (17,416) $  (34,426)
  Net realized gain (loss) on investments..................................................     95,368     254,147
  Net change in unrealized appreciation (depreciation) of investments......................    790,634    (494,315)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    868,586    (274,594)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    770,588     647,526
  Transfers between Variable Investment Options including guaranteed interest account, net.    551,058     274,990
  Redemptions for contract benefits and terminations.......................................   (342,733)   (443,907)
  Contract maintenance charges.............................................................     (3,996)     (2,861)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    974,917     475,748
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         --          --
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,843,503     201,154
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  4,016,281   3,815,127
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $5,859,784  $4,016,281
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                  AXA AGGRESSIVE
                                                                                                    ALLOCATION*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (1,564,212) $ (1,648,653)
  Net realized gain (loss) on investments..................................................   30,963,256    47,841,909
  Net change in unrealized appreciation (depreciation) of investments......................   13,192,566   (63,571,860)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   42,591,610   (17,378,604)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   65,583,806    67,857,691
  Transfers between Variable Investment Options including guaranteed interest account, net.  (27,761,371)  (23,220,035)
  Redemptions for contract benefits and terminations.......................................  (36,003,237)  (33,860,329)
  Contract maintenance charges.............................................................     (938,281)     (933,840)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........      880,917     9,843,487
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   43,472,527    (7,535,117)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  567,405,984   574,941,101
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $610,878,511  $567,405,984
                                                                                            ============  ============

                                                                                                   AXA BALANCED
                                                                                                     STRATEGY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (446,434) $   (277,338)
  Net realized gain (loss) on investments..................................................    1,691,847     1,992,062
  Net change in unrealized appreciation (depreciation) of investments......................    4,228,892    (3,891,385)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    5,474,305    (2,176,661)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   18,926,042    17,566,539
  Transfers between Variable Investment Options including guaranteed interest account, net.     (987,591)    1,786,811
  Redemptions for contract benefits and terminations.......................................   (6,404,864)   (5,563,145)
  Contract maintenance charges.............................................................   (1,105,456)     (949,364)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   10,428,131    12,840,841
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   15,902,436    10,664,180
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  109,031,875    98,367,695
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $124,934,311  $109,031,875
                                                                                            ============  ============

                                                                                                 AXA CONSERVATIVE
                                                                                                    ALLOCATION*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (303,818) $   (493,349)
  Net realized gain (loss) on investments..................................................      997,642     1,963,530
  Net change in unrealized appreciation (depreciation) of investments......................    1,187,936    (3,127,629)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    1,881,760    (1,657,448)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   11,533,183    12,537,302
  Transfers between Variable Investment Options including guaranteed interest account, net.   (2,356,848)   (4,135,785)
  Redemptions for contract benefits and terminations.......................................  (12,259,972)  (13,968,148)
  Contract maintenance charges.............................................................     (196,629)     (195,593)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (3,280,266)   (5,762,224)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (1,398,506)   (7,419,672)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  113,615,991   121,035,663
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $112,217,485  $113,615,991
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                AXA CONSERVATIVE
                                                                                                GROWTH STRATEGY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (85,836) $   (53,792)
  Net realized gain (loss) on investments..................................................     225,666      376,823
  Net change in unrealized appreciation (depreciation) of investments......................     745,206     (703,988)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     885,036     (380,957)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,681,838    4,946,715
  Transfers between Variable Investment Options including guaranteed interest account, net.    (675,143)     624,493
  Redemptions for contract benefits and terminations.......................................  (1,231,965)  (1,944,142)
  Contract maintenance charges.............................................................    (128,555)    (115,215)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   2,646,175    3,511,851
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         848          500
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   3,532,059    3,131,394
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  22,059,274   18,927,880
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $25,591,333  $22,059,274
                                                                                            ===========  ===========

                                                                                               AXA CONSERVATIVE
                                                                                                   STRATEGY*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (34,130) $  (30,041)
  Net realized gain (loss) on investments..................................................     47,919      66,951
  Net change in unrealized appreciation (depreciation) of investments......................    136,485    (150,391)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    150,274    (113,481)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,840,438   1,647,301
  Transfers between Variable Investment Options including guaranteed interest account, net.    567,196     649,258
  Redemptions for contract benefits and terminations.......................................   (954,441)   (941,534)
  Contract maintenance charges.............................................................    (55,623)    (46,296)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  1,397,570   1,308,729
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          6          67
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,547,850   1,195,315
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  8,166,431   6,971,116
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $9,714,281  $8,166,431
                                                                                            ==========  ==========

                                                                                               AXA CONSERVATIVE-PLUS
                                                                                                    ALLOCATION*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (574,283) $   (826,297)
  Net realized gain (loss) on investments..................................................    5,328,935     8,491,114
  Net change in unrealized appreciation (depreciation) of investments......................    2,210,716   (11,544,874)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    6,965,368    (3,880,057)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   26,003,498    29,963,982
  Transfers between Variable Investment Options including guaranteed interest account, net.   (9,247,407)   (9,031,071)
  Redemptions for contract benefits and terminations.......................................  (19,413,567)  (22,559,492)
  Contract maintenance charges.............................................................     (395,875)     (394,974)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (3,053,351)   (2,021,555)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    3,912,017    (5,901,612)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  202,534,879   208,436,491
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $206,446,896  $202,534,879
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                                                 AXA GLOBAL EQUITY
                                                                                                MANAGED VOLATILITY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (1,291,631) $ (1,586,162)
  Net realized gain (loss) on investments..................................................   13,744,853    15,160,473
  Net change in unrealized appreciation (depreciation) of investments......................   (1,660,315)  (24,327,235)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   10,792,907   (10,752,924)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   22,512,278    24,305,138
  Transfers between Variable Investment Options including guaranteed interest account, net.  (22,977,107)  (18,318,499)
  Redemptions for contract benefits and terminations.......................................  (25,341,185)  (29,477,398)
  Contract maintenance charges.............................................................     (233,420)     (256,514)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (26,039,434)  (23,747,273)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (15,246,527)  (34,500,197)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  364,007,885   398,508,082
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $348,761,358  $364,007,885
                                                                                            ============  ============


                                                                                             AXA GROWTH STRATEGY*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (2,655) $     (176)
  Net realized gain (loss) on investments..................................................     17,744      25,515
  Net change in unrealized appreciation (depreciation) of investments......................     73,396     (51,332)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     88,485     (25,993)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      7,000      27,000
  Transfers between Variable Investment Options including guaranteed interest account, net.         --          --
  Redemptions for contract benefits and terminations.......................................    (17,694)    (31,504)
  Contract maintenance charges.............................................................         --          (3)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    (10,694)     (4,507)
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         --         (14)
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     77,791     (30,514)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,292,134   1,322,648
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,369,925  $1,292,134
                                                                                            ==========  ==========

                                                                                                 AXA INTERNATIONAL
                                                                                                   CORE MANAGED
                                                                                                    VOLATILITY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (1,488,310) $ (2,123,359)
  Net realized gain (loss) on investments..................................................     (584,581)    2,508,135
  Net change in unrealized appreciation (depreciation) of investments......................      323,376    (9,532,077)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (1,749,515)   (9,147,301)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   12,360,548    13,789,615
  Transfers between Variable Investment Options including guaranteed interest account, net.   (7,486,008)   (6,752,215)
  Redemptions for contract benefits and terminations.......................................  (11,764,541)  (14,345,963)
  Contract maintenance charges.............................................................     (106,165)     (120,300)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (6,996,166)   (7,428,863)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           82           (81)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (8,745,599)  (16,576,245)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  159,229,186   175,805,431
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $150,483,587  $159,229,186
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                                               AXA INTERNATIONAL
                                                                                              MANAGED VOLATILITY*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    3,336  $  (98,152)
  Net realized gain (loss) on investments..................................................   (214,005)    390,359
  Net change in unrealized appreciation (depreciation) of investments......................    115,167    (649,052)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (95,502)   (356,845)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,326,292   1,369,391
  Transfers between Variable Investment Options including guaranteed interest account, net.   (421,193)    801,407
  Redemptions for contract benefits and terminations.......................................   (536,787)   (529,568)
  Contract maintenance charges.............................................................     (7,550)     (6,949)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    360,762   1,634,281
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         --          --
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    265,260   1,277,436
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  8,447,192   7,169,756
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $8,712,452  $8,447,192
                                                                                            ==========  ==========

                                                                                                 AXA INTERNATIONAL
                                                                                                   VALUE MANAGED
                                                                                                    VOLATILITY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (1,377,256) $ (2,331,324)
  Net realized gain (loss) on investments..................................................      709,169     5,274,051
  Net change in unrealized appreciation (depreciation) of investments......................     (455,370)  (10,897,653)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (1,123,457)   (7,954,926)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   11,421,319    12,589,321
  Transfers between Variable Investment Options including guaranteed interest account, net.   (8,153,841)   (6,932,033)
  Redemptions for contract benefits and terminations.......................................  (12,014,970)  (15,456,130)
  Contract maintenance charges.............................................................     (115,851)     (132,571)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (8,863,343)   (9,931,413)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           (4)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (9,986,804)  (17,886,339)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  180,173,574   198,059,913
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $170,186,770  $180,173,574
                                                                                            ============  ============

                                                                                               AXA LARGE CAP CORE
                                                                                               MANAGED VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (51,852) $  (114,824)
  Net realized gain (loss) on investments..................................................   1,382,125    1,929,818
  Net change in unrealized appreciation (depreciation) of investments......................   1,001,646   (2,057,803)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   2,331,919     (242,809)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,458,670    1,738,667
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,287,695)    (961,017)
  Redemptions for contract benefits and terminations.......................................  (2,514,739)  (3,060,724)
  Contract maintenance charges.............................................................     (18,369)     (18,418)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (2,362,133)  (2,301,492)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     (30,214)  (2,544,301)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  29,460,723   32,005,024
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $29,430,509  $29,460,723
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                               AXA LARGE CAP GROWTH
                                                                                                MANAGED VOLATILITY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (4,669,172) $ (6,884,749)
  Net realized gain (loss) on investments..................................................   59,598,858    73,870,937
  Net change in unrealized appreciation (depreciation) of investments......................  (29,629,929)  (48,808,750)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   25,299,757    18,177,438
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   27,414,085    29,170,580
  Transfers between Variable Investment Options including guaranteed interest account, net.  (28,661,170)  (25,368,034)
  Redemptions for contract benefits and terminations.......................................  (44,212,808)  (46,915,253)
  Contract maintenance charges.............................................................     (416,110)     (446,116)
  Adjustments to net assets allocated to contracts in payout period........................           --            --
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (45,876,003)  (43,558,823)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           (6)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (20,576,252)  (25,381,385)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  652,082,312   677,463,697
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $631,506,060  $652,082,312
                                                                                            ============  ============

                                                                                                AXA LARGE CAP VALUE
                                                                                                MANAGED VOLATILITY*
                                                                                            ---------------------------
                                                                                                2016           2015
                                                                                            ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  3,065,698  $   2,315,025
  Net realized gain (loss) on investments..................................................   53,651,584     30,450,271
  Net change in unrealized appreciation (depreciation) of investments......................   49,271,611    (78,936,335)
                                                                                            ------------  -------------

  Net increase (decrease) in net assets resulting from operations..........................  105,988,893    (46,171,039)
                                                                                            ------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   29,545,468     32,528,527
  Transfers between Variable Investment Options including guaranteed interest account, net.  (33,109,014)   (26,997,322)
  Redemptions for contract benefits and terminations.......................................  (61,629,911)   (68,273,876)
  Contract maintenance charges.............................................................     (500,051)      (539,605)
  Adjustments to net assets allocated to contracts in payout period........................      (50,667)       674,789
                                                                                            ------------  -------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (65,744,175)   (62,607,487)
                                                                                            ------------  -------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........       50,666       (674,789)
                                                                                            ------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   40,295,384   (109,453,315)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  811,270,090    920,723,405
                                                                                            ------------  -------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $851,565,474  $ 811,270,090
                                                                                            ============  =============

                                                                                                 AXA MID CAP VALUE
                                                                                                MANAGED VOLATILITY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (384,674) $ (2,832,215)
  Net realized gain (loss) on investments..................................................   38,544,864    43,136,121
  Net change in unrealized appreciation (depreciation) of investments......................   33,644,027   (63,820,929)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   71,804,217   (23,517,023)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   20,069,685    21,889,538
  Transfers between Variable Investment Options including guaranteed interest account, net.  (19,970,160)  (17,662,925)
  Redemptions for contract benefits and terminations.......................................  (33,613,837)  (38,044,812)
  Contract maintenance charges.............................................................     (290,166)     (312,825)
  Adjustments to net assets allocated to contracts in payout period........................           --            --
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (33,804,478)  (34,131,024)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           (8)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   37,999,731   (57,648,047)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  467,193,849   524,841,896
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $505,193,580  $467,193,849
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                     AXA MODERATE
                                                                                                      ALLOCATION*
                                                                                            ------------------------------
                                                                                                 2016            2015
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $       (2,096) $   (2,792,347)
  Net realized gain (loss) on investments..................................................     42,556,798      61,101,192
  Net change in unrealized appreciation (depreciation) of investments......................     26,995,642     (88,586,489)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................     69,550,344     (30,277,644)
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    125,750,581     132,657,188
  Transfers between Variable Investment Options including guaranteed interest account, net.    (67,514,962)    (57,115,033)
  Redemptions for contract benefits and terminations.......................................   (129,518,681)   (140,945,412)
  Contract maintenance charges.............................................................     (2,091,545)     (2,107,058)
  Adjustments to net assets allocated to contracts in payout period........................         58,580         641,530
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    (73,316,027)    (66,868,785)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        (19,271)        663,257
                                                                                            --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     (3,784,954)    (96,483,172)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,613,751,925   1,710,235,097
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,609,966,971  $1,613,751,925
                                                                                            ==============  ==============

                                                                                                  AXA MODERATE
                                                                                                GROWTH STRATEGY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (87,613) $     6,309
  Net realized gain (loss) on investments..................................................     436,585      567,420
  Net change in unrealized appreciation (depreciation) of investments......................   2,301,245   (1,357,790)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   2,650,217     (784,061)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  13,785,425   13,758,522
  Transfers between Variable Investment Options including guaranteed interest account, net.    (452,977)   1,023,202
  Redemptions for contract benefits and terminations.......................................  (2,277,550)  (2,236,123)
  Contract maintenance charges.............................................................    (121,446)     (83,846)
  Adjustments to net assets allocated to contracts in payout period........................          --           --
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  10,933,452   12,461,755
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           5           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  13,583,674   11,677,694
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  37,075,331   25,397,637
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $50,659,005  $37,075,331
                                                                                            ===========  ===========

                                                                                                   AXA MODERATE-PLUS
                                                                                                      ALLOCATION*
                                                                                            ------------------------------
                                                                                                 2016            2015
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (3,607,964) $   (3,847,951)
  Net realized gain (loss) on investments..................................................     53,079,112      65,281,607
  Net change in unrealized appreciation (depreciation) of investments......................     11,870,277     (88,376,532)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................     61,341,425     (26,942,876)
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    107,011,744     110,658,451
  Transfers between Variable Investment Options including guaranteed interest account, net.    (50,863,265)    (44,903,661)
  Redemptions for contract benefits and terminations.......................................    (73,364,521)    (73,405,692)
  Contract maintenance charges.............................................................     (1,648,409)     (1,675,853)
  Adjustments to net assets allocated to contracts in payout period........................             --              --
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    (18,864,451)     (9,326,755)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........             (7)             --
                                                                                            --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     42,476,967     (36,269,631)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,044,178,213   1,080,447,844
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,086,655,180  $1,044,178,213
                                                                                            ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                              AXA SMARTBETA
                                                                                                EQUITY*(A)
                                                                                            -----------------
                                                                                              2016      2015
                                                                                            --------  -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  2,101  $   669
  Net realized gain (loss) on investments..................................................    1,073      (15)
  Net change in unrealized appreciation (depreciation) of investments......................    6,681   (2,015)
                                                                                            --------  -------

  Net increase (decrease) in net assets resulting from operations..........................    9,855   (1,361)
                                                                                            --------  -------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  205,999   14,509
  Transfers between Variable Investment Options including guaranteed interest account, net.  106,248   61,085
  Redemptions for contract benefits and terminations.......................................   (3,440)    (276)
  Contract maintenance charges.............................................................     (317)       3
  Adjustments to net assets allocated to contracts in payout period........................       --       --
                                                                                            --------  -------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  308,490   75,321
                                                                                            --------  -------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        8       --
                                                                                            --------  -------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  318,353   73,960
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   73,960       --
                                                                                            --------  -------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $392,313  $73,960
                                                                                            ========  =======

                                                                                                 AXA/AB DYNAMIC
                                                                                                MODERATE GROWTH*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (123,753) $   (55,254)
  Net realized gain (loss) on investments..................................................     204,866      358,783
  Net change in unrealized appreciation (depreciation) of investments......................     332,586     (575,002)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     413,699     (271,473)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,132,185    4,063,837
  Transfers between Variable Investment Options including guaranteed interest account, net.    (318,046)   1,223,773
  Redemptions for contract benefits and terminations.......................................  (1,040,725)  (2,199,951)
  Contract maintenance charges.............................................................     (24,953)     (12,760)
  Adjustments to net assets allocated to contracts in payout period........................          --           --
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   1,748,461    3,074,899
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         (58)          59
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   2,162,102    2,803,485
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  14,424,540   11,621,055
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $16,586,642  $14,424,540
                                                                                            ===========  ===========

                                                                                                 AXA/AB SMALL CAP
                                                                                                      GROWTH*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (3,012,194) $ (4,550,261)
  Net realized gain (loss) on investments..................................................   22,536,285    48,667,429
  Net change in unrealized appreciation (depreciation) of investments......................   15,611,951   (58,282,278)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   35,136,042   (14,165,110)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   15,211,682    17,039,665
  Transfers between Variable Investment Options including guaranteed interest account, net.  (12,439,323)  (10,278,314)
  Redemptions for contract benefits and terminations.......................................  (24,047,497)  (29,387,789)
  Contract maintenance charges.............................................................     (200,182)     (215,449)
  Adjustments to net assets allocated to contracts in payout period........................      (17,332)      250,494
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (21,492,652)  (22,591,393)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........       17,324      (250,489)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   13,660,714   (37,006,992)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  333,718,204   370,725,196
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $347,378,918  $333,718,204
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 26, 2015.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                                                  AXA/CLEARBRIDGE
                                                                                                 LARGE CAP GROWTH*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (2,066,789) $ (2,404,643)
  Net realized gain (loss) on investments..................................................   (5,018,529)   14,353,093
  Net change in unrealized appreciation (depreciation) of investments......................    5,808,882   (11,715,268)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (1,276,436)      233,182
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    8,518,246    11,250,236
  Transfers between Variable Investment Options including guaranteed interest account, net.  (18,609,098)  (12,283,223)
  Redemptions for contract benefits and terminations.......................................  (12,937,347)  (14,613,641)
  Contract maintenance charges.............................................................      (54,264)      (60,381)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (23,082,463)  (15,707,009)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           (4)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (24,358,903)  (15,473,827)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  177,342,681   192,816,508
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $152,983,778  $177,342,681
                                                                                            ============  ============

                                                                                               AXA/DOUBLELINE
                                                                                             OPPORTUNISTIC CORE
                                                                                                PLUS BOND*(A)
                                                                                            --------------------
                                                                                               2016       2015
                                                                                            ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   48,032  $  9,104
  Net realized gain (loss) on investments..................................................      2,454      (666)
  Net change in unrealized appreciation (depreciation) of investments......................    (28,132)  (19,081)
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from operations..........................     22,354   (10,643)
                                                                                            ----------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,002,730   324,898
  Transfers between Variable Investment Options including guaranteed interest account, net.    942,986   366,014
  Redemptions for contract benefits and terminations.......................................    (42,015)   (2,178)
  Contract maintenance charges.............................................................     (1,065)      (79)
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  1,902,636   688,655
                                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         58        13
                                                                                            ----------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,925,048   678,025
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................    678,025        --
                                                                                            ----------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $2,603,073  $678,025
                                                                                            ==========  ========

                                                                                              AXA/FRANKLIN BALANCED
                                                                                               MANAGED VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,066,694  $   965,712
  Net realized gain (loss) on investments..................................................   2,655,769    3,707,923
  Net change in unrealized appreciation (depreciation) of investments......................   3,818,072   (8,637,323)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   7,540,535   (3,963,688)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,739,813    8,319,332
  Transfers between Variable Investment Options including guaranteed interest account, net.  (3,750,707)    (706,877)
  Redemptions for contract benefits and terminations.......................................  (8,328,701)  (8,684,795)
  Contract maintenance charges.............................................................     (67,446)     (64,860)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (5,407,041)  (1,137,200)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   2,133,494   (5,100,888)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  87,442,450   92,543,338
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $89,575,944  $87,442,450
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 26, 2015.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                               AXA/FRANKLIN SMALL
                                                                                                CAP VALUE MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (149,710) $  (184,103)
  Net realized gain (loss) on investments..................................................   1,091,158    1,265,164
  Net change in unrealized appreciation (depreciation) of investments......................   2,756,567   (2,444,955)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   3,698,015   (1,363,894)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,378,550    1,469,212
  Transfers between Variable Investment Options including guaranteed interest account, net.    (207,689)  (1,171,446)
  Redemptions for contract benefits and terminations.......................................  (1,504,254)  (1,586,531)
  Contract maintenance charges.............................................................     (10,886)     (10,921)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    (344,279)  (1,299,686)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         355           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   3,354,091   (2,663,580)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  16,277,062   18,940,642
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $19,631,153  $16,277,062
                                                                                            ===========  ===========

                                                                                                  AXA/FRANKLIN
                                                                                              TEMPLETON ALLOCATION
                                                                                               MANAGED VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   249,099  $   (23,602)
  Net realized gain (loss) on investments..................................................   3,329,666    3,781,494
  Net change in unrealized appreciation (depreciation) of investments......................   1,705,534   (6,678,966)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   5,284,299   (2,921,074)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,139,590    7,294,151
  Transfers between Variable Investment Options including guaranteed interest account, net.  (5,263,824)    (414,645)
  Redemptions for contract benefits and terminations.......................................  (5,735,852)  (6,701,177)
  Contract maintenance charges.............................................................     (69,963)     (67,829)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (4,930,049)     110,500
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     354,250   (2,810,574)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  69,225,031   72,035,605
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $69,579,281  $69,225,031
                                                                                            ===========  ===========

                                                                                            AXA/HORIZON SMALL
                                                                                              CAP VALUE*(A)
                                                                                            -----------------
                                                                                              2016      2015
                                                                                            --------  -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  3,911  $   166
  Net realized gain (loss) on investments..................................................   15,072    2,775
  Net change in unrealized appreciation (depreciation) of investments......................   19,517   (6,704)
                                                                                            --------  -------

  Net increase (decrease) in net assets resulting from operations..........................   38,500   (3,763)
                                                                                            --------  -------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   94,144   17,051
  Transfers between Variable Investment Options including guaranteed interest account, net.  100,491   63,286
  Redemptions for contract benefits and terminations.......................................   (2,849)    (215)
  Contract maintenance charges.............................................................      (85)       1
                                                                                            --------  -------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  191,701   80,123
                                                                                            --------  -------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        6       --
                                                                                            --------  -------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  230,207   76,360
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   76,360       --
                                                                                            --------  -------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $306,567  $76,360
                                                                                            ========  =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 26, 2015.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015



                                                                                               AXA/JANUS ENTERPRISE*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (3,132,510) $ (3,572,673)
  Net realized gain (loss) on investments..................................................   (1,463,166)   10,707,601
  Net change in unrealized appreciation (depreciation) of investments......................   (9,818,837)  (25,966,899)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (14,414,513)  (18,831,971)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   26,896,240    30,917,675
  Transfers between Variable Investment Options including guaranteed interest account, net.  (21,136,293)  (12,211,968)
  Redemptions for contract benefits and terminations.......................................  (16,055,984)  (17,787,202)
  Contract maintenance charges.............................................................     (183,507)     (199,586)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (10,479,544)      718,919
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        2,600         2,000
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (24,891,457)  (18,111,052)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  269,875,460   287,986,512
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $244,984,003  $269,875,460
                                                                                            ============  ============

                                                                                                AXA/LOOMIS SAYLES
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (461,193) $  (496,377)
  Net realized gain (loss) on investments..................................................     761,998      453,035
  Net change in unrealized appreciation (depreciation) of investments......................   2,268,691    4,126,754
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   2,569,496    4,083,412
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,206,998    2,325,174
  Transfers between Variable Investment Options including guaranteed interest account, net.  12,491,654      742,871
  Redemptions for contract benefits and terminations.......................................  (4,182,396)  (3,158,598)
  Contract maintenance charges.............................................................     (23,725)     (23,535)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  12,492,531     (114,088)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  15,062,027    3,969,324
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  45,981,856   42,012,532
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $61,043,883  $45,981,856
                                                                                            ===========  ===========

                                                                                              AXA/MUTUAL LARGE CAP
                                                                                                 EQUITY MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   235,792  $   143,567
  Net realized gain (loss) on investments..................................................   1,508,455    1,994,854
  Net change in unrealized appreciation (depreciation) of investments......................   1,119,115   (3,109,126)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   2,863,362     (970,705)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,579,317    1,433,292
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,156,144)  (1,284,297)
  Redemptions for contract benefits and terminations.......................................  (2,186,836)  (3,022,088)
  Contract maintenance charges.............................................................     (31,906)     (32,737)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (1,795,569)  (2,905,830)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   1,067,793   (3,876,535)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  25,867,071   29,743,606
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $26,934,864  $25,867,071
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                                            AXA/PACIFIC GLOBAL
                                                                                            SMALL CAP VALUE*(A)
                                                                                            ------------------
                                                                                              2016      2015
                                                                                            --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    316  $   (169)
  Net realized gain (loss) on investments..................................................   (4,776)    1,654
  Net change in unrealized appreciation (depreciation) of investments......................   75,111   (16,914)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from operations..........................   70,651   (15,429)
                                                                                            --------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  143,698    51,040
  Transfers between Variable Investment Options including guaranteed interest account, net.   76,932    86,057
  Redemptions for contract benefits and terminations.......................................   (8,180)     (569)
  Contract maintenance charges.............................................................     (120)       (1)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  212,330   136,527
                                                                                            --------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  282,981   121,098
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  121,098        --
                                                                                            --------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $404,079  $121,098
                                                                                            ========  ========

                                                                                              AXA/TEMPLETON GLOBAL
                                                                                                 EQUITY MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (244,034) $  (594,157)
  Net realized gain (loss) on investments..................................................   1,766,506    2,149,212
  Net change in unrealized appreciation (depreciation) of investments......................     108,094   (3,310,914)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   1,630,566   (1,755,859)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,335,511    4,685,861
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,849,661)  (1,203,492)
  Redemptions for contract benefits and terminations.......................................  (3,298,340)  (4,134,932)
  Contract maintenance charges.............................................................     (48,003)     (49,148)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (1,860,493)    (701,711)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (229,927)  (2,457,570)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  44,180,968   46,638,538
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $43,951,041  $44,180,968
                                                                                            ===========  ===========

                                                                                               CHARTER/SM/
                                                                                              INTERNATIONAL
                                                                                              MODERATE*(A)
                                                                                            ----------------
                                                                                              2016     2015
                                                                                            -------  -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   976  $   225
  Net realized gain (loss) on investments..................................................       2        6
  Net change in unrealized appreciation (depreciation) of investments......................     113     (972)
                                                                                            -------  -------

  Net increase (decrease) in net assets resulting from operations..........................   1,091     (741)
                                                                                            -------  -------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  18,719    4,555
  Transfers between Variable Investment Options including guaranteed interest account, net.   7,902   19,198
  Redemptions for contract benefits and terminations.......................................    (180)      --
  Contract maintenance charges.............................................................     (20)      --
                                                                                            -------  -------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  26,421   23,753
                                                                                            -------  -------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  27,512   23,012
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  23,012       --
                                                                                            -------  -------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $50,524  $23,012
                                                                                            =======  =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 26, 2015.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                CHARTER/SM/ MULTI-
                                                                                                   SECTOR BOND*
                                                                                            -------------------------
                                                                                                2016         2015
                                                                                            -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   631,698  $    250,496
  Net realized gain (loss) on investments..................................................  (1,564,937)   (1,913,717)
  Net change in unrealized appreciation (depreciation) of investments......................   2,469,760      (117,237)
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   1,536,521    (1,780,458)
                                                                                            -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,285,199     6,642,234
  Transfers between Variable Investment Options including guaranteed interest account, net.  (3,409,676)   (4,038,712)
  Redemptions for contract benefits and terminations.......................................  (8,967,127)   (8,781,242)
  Contract maintenance charges.............................................................     (75,050)      (76,209)
  Adjustments to net assets allocated to contracts in payout period........................      27,761        25,629
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (6,138,893)   (6,228,300)
                                                                                            -----------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........     (27,768)      (25,629)
                                                                                            -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (4,630,140)   (8,034,387)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  92,099,429   100,133,816
                                                                                            -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $87,469,289  $ 92,099,429
                                                                                            ===========  ============

                                                                                             CHARTER/SM/ REAL
                                                                                                ASSETS*(A)
                                                                                            -----------------
                                                                                              2016      2015
                                                                                            --------  -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  2,034  $    88
  Net realized gain (loss) on investments..................................................    3,636       (8)
  Net change in unrealized appreciation (depreciation) of investments......................   (1,205)    (504)
                                                                                            --------  -------

  Net increase (decrease) in net assets resulting from operations..........................    4,465     (424)
                                                                                            --------  -------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   82,278    8,312
  Transfers between Variable Investment Options including guaranteed interest account, net.   73,289    4,763
  Redemptions for contract benefits and terminations.......................................   (2,464)      --
  Contract maintenance charges.............................................................      (54)      (3)
  Adjustments to net assets allocated to contracts in payout period........................       --       --
                                                                                            --------  -------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  153,049   13,072
                                                                                            --------  -------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........       --       --
                                                                                            --------  -------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  157,514   12,648
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   12,648       --
                                                                                            --------  -------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $170,162  $12,648
                                                                                            ========  =======

                                                                                              CHARTER/SM/ SMALL CAP
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (505,041) $  (471,293)
  Net realized gain (loss) on investments..................................................   2,762,754    3,020,979
  Net change in unrealized appreciation (depreciation) of investments......................     723,263   (5,664,334)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   2,980,976   (3,114,648)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,082,419    2,291,601
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,269,641)  (2,906,946)
  Redemptions for contract benefits and terminations.......................................  (2,880,895)  (2,939,304)
  Contract maintenance charges.............................................................     (25,422)     (29,474)
  Adjustments to net assets allocated to contracts in payout period........................          --           --
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (3,093,539)  (3,584,123)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        (223)         (43)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (112,786)  (6,698,814)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  40,574,884   47,273,698
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $40,462,098  $40,574,884
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 26, 2015.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                               CHARTER/SM/ SMALL CAP
                                                                                                      VALUE*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $     68,588  $   (878,305)
  Net realized gain (loss) on investments..................................................    4,799,198     6,738,494
  Net change in unrealized appreciation (depreciation) of investments......................   17,950,301   (23,006,772)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   22,818,087   (17,146,583)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    4,825,599     5,465,980
  Transfers between Variable Investment Options including guaranteed interest account, net.   (4,923,135)   (4,283,222)
  Redemptions for contract benefits and terminations.......................................   (7,151,601)   (8,493,586)
  Contract maintenance charges.............................................................      (68,267)      (77,745)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (7,317,404)   (7,388,573)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........       (1,159)         (182)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   15,499,524   (24,535,338)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  101,915,691   126,451,029
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $117,415,215  $101,915,691
                                                                                            ============  ============

                                                                                                EQ/BLACKROCK BASIC
                                                                                                   VALUE EQUITY*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  1,840,230  $    259,500
  Net realized gain (loss) on investments..................................................   38,634,294    41,625,785
  Net change in unrealized appreciation (depreciation) of investments......................   67,078,776   (92,720,310)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  107,553,300   (50,835,025)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   63,162,316    64,710,481
  Transfers between Variable Investment Options including guaranteed interest account, net.  (14,207,342)  (10,864,601)
  Redemptions for contract benefits and terminations.......................................  (45,578,112)  (46,952,926)
  Contract maintenance charges.............................................................     (469,659)     (446,552)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    2,907,203     6,446,402
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        5,397            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  110,465,900   (44,388,623)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  648,719,037   693,107,660
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $759,184,937  $648,719,037
                                                                                            ============  ============

                                                                                                EQ/BOSTON ADVISORS
                                                                                                  EQUITY INCOME*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    755,429  $    336,187
  Net realized gain (loss) on investments..................................................   11,954,027    12,348,527
  Net change in unrealized appreciation (depreciation) of investments......................   (1,395,672)  (15,836,124)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   11,313,784    (3,151,410)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    7,866,088     9,061,189
  Transfers between Variable Investment Options including guaranteed interest account, net.   (6,387,762)   (5,323,577)
  Redemptions for contract benefits and terminations.......................................   (7,213,707)   (7,613,143)
  Contract maintenance charges.............................................................      (69,151)      (72,275)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (5,804,532)   (3,947,806)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    5,509,252    (7,099,216)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  102,243,891   109,343,107
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $107,753,143  $102,243,891
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                EQ/CAPITAL GUARDIAN
                                                                                                     RESEARCH*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (800,291) $ (1,474,037)
  Net realized gain (loss) on investments..................................................   13,814,289    12,347,754
  Net change in unrealized appreciation (depreciation) of investments......................      (11,038)   (9,351,491)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   13,002,960     1,522,226
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    8,269,130     8,740,076
  Transfers between Variable Investment Options including guaranteed interest account, net.   (6,868,030)   (2,267,042)
  Redemptions for contract benefits and terminations.......................................  (13,837,797)  (17,467,136)
  Contract maintenance charges.............................................................      (86,195)      (93,392)
  Adjustments to net assets allocated to contracts in payout period........................           --            --
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (12,522,892)  (11,087,494)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           (5)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................      480,063    (9,565,268)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  193,621,226   203,186,494
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $194,101,289  $193,621,226
                                                                                            ============  ============

                                                                                                EQ/COMMON STOCK INDEX*
                                                                                            ------------------------------
                                                                                                 2016            2015
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    8,328,931  $    4,473,239
  Net realized gain (loss) on investments..................................................    102,074,741      85,439,268
  Net change in unrealized appreciation (depreciation) of investments......................    102,914,685    (115,492,007)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................    213,318,357     (25,579,500)
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     49,530,483      49,488,360
  Transfers between Variable Investment Options including guaranteed interest account, net.    (61,066,678)    (43,588,585)
  Redemptions for contract benefits and terminations.......................................   (170,287,628)   (189,106,451)
  Contract maintenance charges.............................................................     (1,132,370)     (1,195,020)
  Adjustments to net assets allocated to contracts in payout period........................        424,208       2,093,320
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   (182,531,985)   (182,308,376)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........      1,654,388        (537,781)
                                                                                            --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     32,440,760    (208,425,657)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  2,179,665,938   2,388,091,595
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $2,212,106,698  $2,179,665,938
                                                                                            ==============  ==============

                                                                                                EQ/CORE BOND INDEX*
                                                                                            --------------------------
                                                                                                2016          2015
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    315,453  $    278,703
  Net realized gain (loss) on investments..................................................      380,375       705,091
  Net change in unrealized appreciation (depreciation) of investments......................     (608,724)   (1,890,312)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................       87,104      (906,518)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   12,734,212    11,550,867
  Transfers between Variable Investment Options including guaranteed interest account, net.      623,560      (542,198)
  Redemptions for contract benefits and terminations.......................................   (9,953,669)  (10,326,043)
  Contract maintenance charges.............................................................      (98,153)      (94,414)
  Adjustments to net assets allocated to contracts in payout period........................           --            --
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........    3,305,950       588,212
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    3,393,054      (318,306)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  110,941,196   111,259,502
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $114,334,250  $110,941,196
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                              EQ/EMERGING MARKETS
                                                                                                 EQUITY PLUS*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (16,402) $  (19,998)
  Net realized gain (loss) on investments..................................................   (414,549)   (126,246)
  Net change in unrealized appreciation (depreciation) of investments......................    769,817    (714,681)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    338,866    (860,925)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,214,285   1,083,934
  Transfers between Variable Investment Options including guaranteed interest account, net.    469,514     885,455
  Redemptions for contract benefits and terminations.......................................   (250,037)   (142,265)
  Contract maintenance charges.............................................................     (4,596)     (2,805)
  Adjustments to net assets allocated to contracts in payout period........................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  1,429,166   1,824,319
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........         --          --
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,768,032     963,394
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  3,973,731   3,010,337
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $5,741,763  $3,973,731
                                                                                            ==========  ==========

                                                                                                 EQ/EQUITY 500 INDEX*
                                                                                            ------------------------------
                                                                                                 2016            2015
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    4,790,582  $    4,019,492
  Net realized gain (loss) on investments..................................................     73,391,059      87,531,886
  Net change in unrealized appreciation (depreciation) of investments......................     39,258,111     (96,695,840)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................    117,439,752      (5,144,462)
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    101,906,147      85,625,814
  Transfers between Variable Investment Options including guaranteed interest account, net.     12,115,510      10,670,302
  Redemptions for contract benefits and terminations.......................................    (80,957,185)    (79,507,903)
  Contract maintenance charges.............................................................       (749,331)       (681,682)
  Adjustments to net assets allocated to contracts in payout period........................         86,745         252,283
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........     32,401,886      16,358,814
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........        (86,736)       (252,276)
                                                                                            --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    149,754,902      10,962,076
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,173,146,319   1,162,184,243
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,322,901,221  $1,173,146,319
                                                                                            ==============  ==============

                                                                                                EQ/GAMCO MERGERS
                                                                                                AND ACQUISITIONS*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (220,571) $  (243,119)
  Net realized gain (loss) on investments..................................................     987,076      964,222
  Net change in unrealized appreciation (depreciation) of investments......................     308,535     (463,134)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   1,075,040      257,969
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,064,373    1,036,754
  Transfers between Variable Investment Options including guaranteed interest account, net.    (750,666)  (1,353,467)
  Redemptions for contract benefits and terminations.......................................  (2,002,083)  (1,840,522)
  Contract maintenance charges.............................................................     (10,675)     (11,071)
  Adjustments to net assets allocated to contracts in payout period........................          --           --
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (1,699,051)  (2,168,306)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (624,011)  (1,910,337)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  18,287,941   20,198,278
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $17,663,930  $18,287,941
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                   EQ/GAMCO SMALL
                                                                                                   COMPANY VALUE*
                                                                                            ---------------------------
                                                                                                2016           2015
                                                                                            ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (5,539,769) $  (5,243,514)
  Net realized gain (loss) on investments..................................................   56,394,150     67,497,881
  Net change in unrealized appreciation (depreciation) of investments......................  103,963,040   (112,808,601)
                                                                                            ------------  -------------

  Net increase (decrease) in net assets resulting from operations..........................  154,817,421    (50,554,234)
                                                                                            ------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   88,897,360     82,919,927
  Transfers between Variable Investment Options including guaranteed interest account, net.  (10,998,897)   (12,674,569)
  Redemptions for contract benefits and terminations.......................................  (46,016,057)   (44,651,020)
  Contract maintenance charges.............................................................     (548,498)      (491,495)
                                                                                            ------------  -------------

  Net increase (decrease) in net assets resulting from contractowners transactions.........   31,333,908     25,102,843
                                                                                            ------------  -------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........           11             --
                                                                                            ------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  186,151,340    (25,451,391)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  692,319,810    717,771,201
                                                                                            ------------  -------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $878,471,150  $ 692,319,810
                                                                                            ============  =============

                                                                                              EQ/GLOBAL BOND PLUS*
                                                                                            ------------------------
                                                                                                2016         2015
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   332,329  $  (782,557)
  Net realized gain (loss) on investments..................................................  (1,210,371)  (2,147,557)
  Net change in unrealized appreciation (depreciation) of investments......................     753,218     (389,243)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (124,824)  (3,319,357)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,644,690    4,987,374
  Transfers between Variable Investment Options including guaranteed interest account, net.  (3,839,173)  (4,948,953)
  Redemptions for contract benefits and terminations.......................................  (6,063,817)  (6,506,841)
  Contract maintenance charges.............................................................     (41,369)     (44,094)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  (5,299,669)  (6,512,514)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (5,424,493)  (9,831,871)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  59,634,025   69,465,896
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $54,209,532  $59,634,025
                                                                                            ===========  ===========

                                                                                              EQ/HIGH YIELD BOND*
                                                                                            ----------------------
                                                                                               2016        2015
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  337,304  $  267,123
  Net realized gain (loss) on investments..................................................   (149,226)    (56,902)
  Net change in unrealized appreciation (depreciation) of investments......................    482,474    (487,333)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    670,552    (277,112)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,623,668   1,708,246
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,237,578   1,126,101
  Redemptions for contract benefits and terminations.......................................   (406,544)   (281,070)
  Contract maintenance charges.............................................................     (8,060)     (4,250)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowners transactions.........  2,446,642   2,549,027
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A........      1,931         100
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  3,119,125   2,272,015
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  5,403,523   3,131,508
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $8,522,648  $5,403,523
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                              EQ/INTERMEDIATE           EQ/INTERNATIONAL
                                             GOVERNMENT BOND*             EQUITY INDEX*           EQ/INVESCO COMSTOCK*
                                         ------------------------  --------------------------  --------------------------
                                             2016         2015         2016          2015          2016          2015
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (361,320) $  (439,502) $  4,811,449  $  3,953,474  $  1,310,930  $  1,006,144
 Net realized gain (loss) on investments     430,043      422,761    (6,060,733)     (740,269)      849,284     5,472,205
 Net change in unrealized appreciation
   (depreciation) of investments........    (533,189)    (494,052)    3,831,903   (15,496,968)   14,060,961   (15,426,357)
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    (464,466)    (510,793)    2,582,619   (12,283,763)   16,221,175    (8,948,008)
                                         -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   3,489,852    2,933,022    18,471,915    20,088,999     7,604,816     9,092,232
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     689,166   (1,600,287)  (10,681,502)   (6,072,012)   (8,082,807)   (6,165,363)
 Redemptions for contract benefits and
   terminations.........................  (6,123,675)  (6,446,816)  (26,843,305)  (30,975,084)   (8,139,653)   (9,827,346)
 Contract maintenance charges...........     (47,005)     (50,282)     (225,153)     (256,562)      (57,206)      (59,924)
 Adjustments to net assets allocated to
   contracts in payout period...........      66,912       49,201        22,525       119,146            --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (1,924,750)  (5,115,162)  (19,255,520)  (17,095,513)   (8,674,850)   (6,960,401)
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (70,313)     (53,280)      (16,135)     (119,142)           --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (2,459,529)  (5,679,235)  (16,689,036)  (29,498,418)    7,546,325   (15,908,409)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  60,771,089   66,450,324   362,666,704   392,165,122   109,974,344   125,882,753
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $58,311,560  $60,771,089  $345,977,668  $362,666,704  $117,520,669  $109,974,344
                                         ===========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                             EQ/JPMORGAN VALUE         EQ/LARGE CAP GROWTH         EQ/LARGE CAP VALUE
                                              OPPORTUNITIES*                 INDEX*                      INDEX*
                                         ------------------------  --------------------------  -------------------------
                                             2016         2015         2016          2015          2016         2015
                                         -----------  -----------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (154,232) $  (403,102) $   (475,645) $   (790,872) $   587,198  $    442,542
 Net realized gain (loss) on investments   5,727,773    6,266,035    20,170,085    32,999,372    6,140,404     6,611,938
 Net change in unrealized appreciation
   (depreciation) of investments........   9,397,815   (8,340,830)   (9,656,940)  (25,537,911)   3,114,645   (10,773,126)
                                         -----------  -----------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from operations............  14,971,356   (2,477,897)   10,037,500     6,670,589    9,842,247    (3,718,646)
                                         -----------  -----------  ------------  ------------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   7,890,189    5,829,862    18,307,834    15,905,738    8,010,676     7,591,262
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   5,594,729    5,749,968     1,357,895     2,630,363    2,311,621       667,077
 Redemptions for contract benefits and
   terminations.........................  (5,869,953)  (5,653,474)  (13,966,806)  (14,096,284)  (5,256,586)   (4,756,715)
 Contract maintenance charges...........     (48,520)     (43,579)     (152,731)     (135,095)     (57,105)      (47,993)
                                         -----------  -----------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   7,566,445    5,882,777     5,546,192     4,304,722    5,008,606     3,453,631
                                         -----------  -----------  ------------  ------------  -----------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --            --            --           (5)           --
                                         -----------  -----------  ------------  ------------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  22,537,801    3,404,880    15,583,692    10,975,311   14,850,848      (265,015)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  69,695,470   66,290,590   198,425,936   187,450,625   63,568,655    63,833,670
                                         -----------  -----------  ------------  ------------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $92,233,271  $69,695,470  $214,009,628  $198,425,936  $78,419,503  $ 63,568,655
                                         ===========  ===========  ============  ============  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                            EQ/MFS INTERNATIONAL
                                                  GROWTH*                EQ/MID CAP INDEX*           EQ/MONEY MARKET*
                                         -------------------------  --------------------------  --------------------------
                                             2016          2015         2016          2015          2016          2015
                                         ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (233,407) $  (643,775) $   (668,401) $ (1,904,927) $   (871,203) $   (868,712)
 Net realized gain (loss) on investments    1,571,869    3,140,165    61,992,412    35,250,818        (3,521)       (2,573)
 Net change in unrealized appreciation
   (depreciation) of investments........     (581,895)  (3,691,922)   24,482,729   (52,701,957)        3,512         1,702
                                         ------------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............      756,567   (1,195,532)   85,806,740   (19,356,066)     (871,212)     (869,583)
                                         ------------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   14,157,235   12,984,603    46,338,609    39,579,345    58,065,847    36,872,946
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (1,482,577)    (424,711)    7,067,368     1,634,122   (37,476,937)  (20,712,091)
 Redemptions for contract benefits and
   terminations.........................   (6,722,964)  (7,254,421)  (29,508,770)  (31,609,338)  (15,381,680)  (17,689,481)
 Contract maintenance charges...........      (86,053)     (71,904)     (300,546)     (277,171)      (98,441)      (96,085)
 Adjustments to net assets allocated to
   contracts in payout period...........           --           --            --            --        25,921         5,451
                                         ------------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    5,865,641    5,233,567    23,596,661     9,326,958     5,134,710    (1,619,260)
                                         ------------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --           --             4            --         1,161       267,035
                                         ------------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...    6,622,208    4,038,035   109,403,405   (10,029,108)    4,264,659    (2,221,808)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   97,854,767   93,816,732   453,039,595   463,068,703    72,549,078    74,770,886
                                         ------------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $104,476,975  $97,854,767  $562,443,000  $453,039,595  $ 76,813,737  $ 72,549,078
                                         ============  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                               EQ/OPPENHEIMER          EQ/PIMCO GLOBAL REAL      EQ/PIMCO ULTRA SHORT
                                                   GLOBAL*                    RETURN*                    BOND*
                                         --------------------------  ------------------------  ------------------------
                                             2016          2015          2016         2015         2016         2015
                                         ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (500,699) $ (1,148,220) $   949,997  $    46,519  $  (219,996) $  (728,878)
 Net realized gain (loss) on investments    6,045,869     5,905,110      (24,174)     (36,101)    (239,245)    (265,829)
 Net change in unrealized appreciation
   (depreciation) of investments........   (6,595,912)   (3,494,544)     658,446     (631,101)   1,073,991     (425,701)
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   (1,050,742)    1,262,346    1,584,269     (620,683)     614,750   (1,420,408)
                                         ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   17,018,069    17,124,113    4,582,640    4,617,229    7,043,519    7,686,433
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (6,946,456)    7,746,048    3,048,011    4,994,635   (3,858,865)  (6,180,056)
 Redemptions for contract benefits and
   terminations.........................   (6,968,286)   (6,575,846)  (1,406,350)  (1,208,539)  (9,066,414)  (9,446,897)
 Contract maintenance charges...........      (89,776)      (74,219)     (14,635)      (7,238)     (65,495)     (70,823)
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    3,013,551    18,220,096    6,209,666    8,396,087   (5,947,255)  (8,011,343)
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................        2,552            --        3,788          550           --           --
                                         ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    1,965,361    19,482,442    7,797,723    7,775,954   (5,332,505)  (9,431,751)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  121,247,181   101,764,739   17,167,702    9,391,748   89,088,892   98,520,643
                                         ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $123,212,542  $121,247,181  $24,965,425  $17,167,702  $83,756,387  $89,088,892
                                         ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                         EQ/SMALL COMPANY            EQ/T. ROWE PRICE
                                           EQ/QUALITY BOND PLUS*              INDEX*                   GROWTH STOCK*
                                         -------------------------  --------------------------  --------------------------
                                             2016         2015          2016          2015          2016          2015
                                         -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (130,609) $   (219,887) $   (237,653) $   (841,150) $ (5,076,071) $ (4,725,540)
 Net realized gain (loss) on investments    (634,592)   (1,164,272)   17,485,560    28,809,197    38,060,834    40,026,432
 Net change in unrealized appreciation
   (depreciation) of investments........     783,424       423,993    27,173,803   (42,226,883)  (31,138,767)   (4,870,953)
                                         -----------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............      18,223      (960,166)   44,421,710   (14,258,836)    1,845,996    30,429,939
                                         -----------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   4,977,220     5,752,282    18,567,163    18,533,378    51,434,654    44,051,958
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (3,497,429)   (3,121,809)   (4,361,688)   (2,766,212)  (10,768,985)   21,168,551
 Redemptions for contract benefits and
   terminations.........................  (8,185,942)  (10,493,251)  (16,561,168)  (17,440,963)  (24,074,425)  (23,353,280)
 Contract maintenance charges...........     (70,063)      (74,440)     (139,976)     (139,080)     (281,652)     (246,492)
 Adjustments to net assets allocated to
   contracts in payout period...........      45,296        29,858            --            --            --            --
                                         -----------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (6,730,918)   (7,907,360)   (2,495,669)   (1,812,877)   16,309,592    41,620,737
                                         -----------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (45,300)      (29,856)           --            --         4,226            --
                                         -----------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (6,757,995)   (8,897,382)   41,926,041   (16,071,713)   18,159,814    72,050,676
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  91,784,345   100,681,727   235,677,865   251,749,578   409,323,163   337,272,487
                                         -----------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $85,026,350  $ 91,784,345  $277,603,906  $235,677,865  $427,482,977  $409,323,163
                                         ===========  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                              EQ/UBS GROWTH &            FIDELITY(R) VIP        FIDELITY(R) VIP EQUITY-
                                                  INCOME*            CONTRAFUND(R) PORTFOLIO       INCOME PORTFOLIO
                                         ------------------------  --------------------------  ------------------------
                                             2016         2015         2016          2015          2016         2015
                                         -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (143,950) $  (238,513) $ (1,904,210) $ (1,197,847) $   107,336  $   153,229
 Net realized gain (loss) on investments   1,042,000    8,737,582    34,016,159    37,951,760      402,630      671,619
 Net change in unrealized appreciation
   (depreciation) of investments........   1,820,383   (9,518,935)  (10,763,335)  (39,725,673)     883,718   (1,243,571)
                                         -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   2,718,433   (1,019,866)   21,348,614    (2,971,760)   1,393,684     (418,723)
                                         -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,777,997    3,590,295    47,132,714    47,939,386    1,918,940    1,884,510
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (3,456,281)   2,660,171   (12,762,434)    6,309,811     (385,992)      41,810
 Redemptions for contract benefits and
   terminations.........................  (2,164,407)  (2,569,826)  (17,538,627)  (16,056,966)    (269,948)    (270,749)
 Contract maintenance charges...........     (17,307)     (16,209)     (230,983)     (200,030)     (11,836)     (10,256)
                                         -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (2,859,998)   3,664,431    16,600,670    37,992,201    1,251,164    1,645,315
                                         -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --             7            --           --           --
                                         -----------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    (141,565)   2,644,565    37,949,291    35,020,441    2,644,848    1,226,592
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  34,305,756   31,661,191   311,229,563   276,209,122    7,682,971    6,456,379
                                         -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $34,164,191  $34,305,756  $349,178,854  $311,229,563  $10,327,819  $ 7,682,971
                                         ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                          FIDELITY(R) VIP MID CAP    GOLDMAN SACHS VIT MID   INVESCO V.I. DIVERSIFIED
                                                 PORTFOLIO              CAP VALUE FUND             DIVIDEND FUND
                                         ------------------------  ------------------------  ------------------------
                                             2016         2015         2016         2015         2016         2015
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (282,548) $  (245,959) $   (21,564) $  (499,763) $    47,215  $    58,464
 Net realized gain (loss) on investments   1,693,003    3,146,169   (2,455,772)   3,423,573      458,318      263,278
 Net change in unrealized appreciation
   (depreciation) of investments........   2,344,778   (3,847,222)   7,871,195   (8,024,624)   1,953,459     (317,793)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   3,755,233     (947,012)   5,393,859   (5,100,814)   2,458,992        3,949
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   8,931,762    7,761,018    6,318,041    8,768,698    9,766,088    3,884,549
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,238,277)      83,529   (2,480,052)   3,076,893    5,133,054    1,342,954
 Redemptions for contract benefits and
   terminations.........................  (1,161,720)    (742,314)  (2,532,773)  (2,557,188)    (614,297)    (317,047)
 Contract maintenance charges...........     (49,829)     (40,699)     (29,878)     (24,871)     (18,376)      (9,685)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   6,481,936    7,061,534    1,275,338    9,263,532   14,266,469    4,900,771
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................       2,500           --        2,500        2,723           --          297
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  10,239,669    6,114,522    6,671,697    4,165,441   16,725,461    4,905,017
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  29,387,656   23,273,134   43,663,799   39,498,358   12,045,816    7,140,799
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $39,627,325  $29,387,656  $50,335,496  $43,663,799  $28,771,277  $12,045,816
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                   INVESCO V.I.
                                            INVESCO V.I. GLOBAL     INVESCO V.I. HIGH YIELD    INTERNATIONAL GROWTH
                                             REAL ESTATE FUND                FUND                      FUND
                                         ------------------------  ------------------------  ------------------------
                                             2016         2015         2016         2015         2016         2015
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   177,063  $ 1,523,832  $   890,815  $ 1,183,691  $    (6,006) $    64,491
 Net realized gain (loss) on investments   2,042,705    1,497,503     (599,622)    (172,560)     859,215    1,530,461
 Net change in unrealized appreciation
   (depreciation) of investments........  (1,989,877)  (5,461,569)   2,465,213   (2,442,785)  (1,939,378)  (3,849,938)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............     229,891   (2,440,234)   2,756,406   (1,431,654)  (1,086,169)  (2,254,986)
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  11,485,139   12,327,066    5,130,053    5,873,041   10,276,924   10,472,530
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (550,730)   2,462,046      181,090    1,647,113    1,766,455    5,036,915
 Redemptions for contract benefits and
   terminations.........................  (4,632,706)  (4,131,122)  (2,347,050)  (2,031,491)  (3,078,945)  (2,853,488)
 Contract maintenance charges...........     (44,535)     (36,850)     (24,144)     (19,621)     (42,040)     (34,927)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   6,257,168   10,621,140    2,939,949    5,469,042    8,922,394   12,621,030
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --           --          550           --           --
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   6,487,059    8,180,906    5,696,355    4,037,938    7,836,225   10,366,044
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  71,366,028   63,185,122   28,354,604   24,316,666   53,287,409   42,921,365
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $77,853,087  $71,366,028  $34,050,959  $28,354,604  $61,123,634  $53,287,409
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                           INVESCO V.I. MID CAP     INVESCO V.I. SMALL CAP
                                             CORE EQUITY FUND            EQUITY FUND              IVY VIP ENERGY
                                         ------------------------  -----------------------  -------------------------
                                             2016         2015        2016         2015         2016         2015
                                         -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (205,256) $  (172,432) $ (108,263) $  (108,585) $  (523,834) $   (516,957)
 Net realized gain (loss) on investments   1,098,650    1,784,925     125,477    2,103,669   (5,289,644)   (2,525,988)
 Net change in unrealized appreciation
   (depreciation) of investments........     983,259   (2,446,859)    858,738   (2,652,694)  20,239,395    (8,233,216)
                                         -----------  -----------  ----------  -----------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   1,876,653     (834,366)    875,952     (657,610)  14,425,917   (11,276,161)
                                         -----------  -----------  ----------  -----------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,315,263    2,353,924   1,108,008    1,188,267    7,477,625     7,574,948
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     452,696       38,125    (405,822)     812,360    1,987,076     4,733,418
 Redemptions for contract benefits and
   terminations.........................  (1,077,316)  (1,336,369)   (770,586)    (492,024)  (2,802,208)   (2,628,948)
 Contract maintenance charges...........     (10,440)      (8,854)     (5,223)      (4,517)     (28,969)      (23,625)
                                         -----------  -----------  ----------  -----------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,680,203    1,046,826     (73,623)   1,504,086    6,633,524     9,655,793
                                         -----------  -----------  ----------  -----------  -----------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --          --           --        4,349         1,653
                                         -----------  -----------  ----------  -----------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   3,556,856      212,460     802,329      846,476   21,063,790    (1,618,715)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  14,796,134   14,583,674   8,734,918    7,888,442   39,274,864    40,893,579
                                         -----------  -----------  ----------  -----------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $18,352,990  $14,796,134  $9,537,247  $ 8,734,918  $60,338,654  $ 39,274,864
                                         ===========  ===========  ==========  ===========  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                     IVY VIP SMALL CAP
                                             IVY VIP HIGH INCOME       IVY VIP MID CAP GROWTH             GROWTH
                                         --------------------------  --------------------------  ------------------------
                                             2016          2015          2016          2015          2016         2015
                                         ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ 10,558,587  $  8,349,642  $ (1,188,954) $ (1,096,652) $  (240,321) $  (205,401)
 Net realized gain (loss) on investments   (5,014,402)    1,122,995     4,869,005     9,315,956     (223,749)   1,525,029
 Net change in unrealized appreciation
   (depreciation) of investments........   18,813,995   (23,098,017)    1,015,950   (14,731,440)     883,873   (2,184,198)
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   24,358,180   (13,625,380)    4,696,001    (6,512,136)     419,803     (864,570)
                                         ------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   27,384,324    30,707,129    14,722,453    14,498,092    3,378,547    3,013,749
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (6,405,265)   (5,626,112)    1,918,491     6,617,966   (2,978,916)   7,970,625
 Redemptions for contract benefits and
   terminations.........................  (13,048,919)  (13,335,988)   (5,649,050)   (5,441,694)  (1,323,748)  (1,153,386)
 Contract maintenance charges...........     (123,209)     (104,749)      (64,408)      (52,809)     (14,371)      (9,523)
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    7,806,931    11,640,280    10,927,486    15,621,555     (938,488)   9,821,465
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          740         1,615            --            --           (5)          --
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   32,165,851    (1,983,485)   15,623,487     9,109,419     (518,690)   8,956,895
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  162,880,852   164,864,337    88,710,649    79,601,230   19,871,368   10,914,473
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $195,046,703  $162,880,852  $104,334,136  $ 88,710,649  $19,352,678  $19,871,368
                                         ============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                              LAZARD RETIREMENT
                                              EMERGING MARKETS          MFS(R) INTERNATIONAL      MFS(R) INVESTORS TRUST
                                              EQUITY PORTFOLIO             VALUE PORTFOLIO                SERIES
                                         --------------------------  --------------------------  ------------------------
                                             2016          2015          2016          2015          2016         2015
                                         ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (194,395) $    (41,870) $   (156,728) $  1,181,495  $   (82,555) $   (67,177)
 Net realized gain (loss) on investments   (7,087,251)   (2,300,228)   13,854,024    10,892,050    1,542,873    1,963,196
 Net change in unrealized appreciation
   (depreciation) of investments........   33,067,003   (29,324,061)   (7,675,455)   (4,081,984)    (580,074)  (2,040,908)
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   25,785,357   (31,666,159)    6,021,841     7,991,561      880,244     (144,889)
                                         ------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   24,392,121    25,735,744    50,700,154    40,238,303    1,387,669    1,384,838
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (2,355,934)    8,474,779    24,028,059    25,836,301     (172,889)    (558,838)
 Redemptions for contract benefits and
   terminations.........................   (8,416,068)   (7,677,811)  (14,546,592)  (11,892,553)    (792,842)    (767,662)
 Contract maintenance charges...........     (110,624)      (94,343)     (194,493)     (137,496)      (7,488)      (7,502)
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   13,509,495    26,438,369    59,987,128    54,044,555      414,450       50,836
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --            --            11         3,275           --           --
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   39,294,852    (5,227,790)   66,008,980    62,039,391    1,294,694      (94,053)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  126,884,845   132,112,635   230,013,509   167,974,118   12,058,482   12,152,535
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $166,179,697  $126,884,845  $296,022,489  $230,013,509  $13,353,176  $12,058,482
                                         ============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                           MFS(R) MASSACHUSETTS
                                             INVESTORS GROWTH          MFS(R) TECHNOLOGY
                                           STOCK PORTFOLIO(B)(C)           PORTFOLIO          MFS(R) UTILITIES SERIES
                                         ------------------------  ------------------------  -------------------------
                                             2016         2015         2016         2015         2016         2015
                                         -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (100,616) $   (51,717) $  (817,480) $  (580,191) $ 2,309,859  $  2,713,584
 Net realized gain (loss) on investments   1,407,781      916,433    5,276,900    5,178,252   (1,950,404)    8,976,591
 Net change in unrealized appreciation
   (depreciation) of investments........    (817,482)  (1,155,150)     311,804     (610,593)   8,141,160   (27,913,715)
                                         -----------  -----------  -----------  -----------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from operations............     489,683     (290,434)   4,771,224    3,987,468    8,500,615   (16,223,540)
                                         -----------  -----------  -----------  -----------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,978,176    1,116,230   11,430,411    7,999,917   13,162,616    16,241,960
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   1,402,495   10,230,238    5,785,593    8,249,339   (4,830,518)   (6,118,581)
 Redemptions for contract benefits and
   terminations.........................    (820,888)    (482,609)  (4,698,603)  (3,256,494)  (6,286,201)   (6,702,019)
 Contract maintenance charges...........      (8,381)      (5,631)     (40,683)     (25,370)     (61,286)      (53,059)
                                         -----------  -----------  -----------  -----------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   2,551,402   10,858,228   12,476,718   12,967,392    1,984,611     3,368,301
                                         -----------  -----------  -----------  -----------  -----------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --           --           --           --         1,598
                                         -----------  -----------  -----------  -----------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   3,041,085   10,567,794   17,247,942   16,954,860   10,485,226   (12,853,641)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  10,567,794           --   57,344,737   40,389,877   86,414,399    99,268,040
                                         -----------  -----------  -----------  -----------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $13,608,879  $10,567,794  $74,592,679  $57,344,737  $96,899,625  $ 86,414,399
                                         ===========  ===========  ===========  ===========  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
(b)Units were made available on March 27, 2015.
(c)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                MULTIMANAGER              MULTIMANAGER CORE         MULTIMANAGER MID CAP
                                             AGGRESSIVE EQUITY*                 BOND*                     GROWTH*
                                         --------------------------  --------------------------  -------------------------
                                             2016          2015          2016          2015          2016         2015
                                         ------------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (1,980,267) $ (4,607,875) $  1,035,625  $    863,330  $  (815,213) $ (1,021,770)
 Net realized gain (loss) on investments   29,434,849    27,399,779    (1,253,178)   (1,945,759)     (34,598)    9,508,706
 Net change in unrealized appreciation
   (depreciation) of investments........  (14,510,194)   (3,090,422)    1,933,362      (232,836)   4,322,323   (10,536,292)
                                         ------------  ------------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   12,944,388    19,701,482     1,715,809    (1,315,265)   3,472,512    (2,049,356)
                                         ------------  ------------  ------------  ------------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   10,008,513    10,772,092    10,236,424    11,748,750    2,830,047     3,056,052
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (21,096,825)  (14,078,648)   (4,851,970)   (5,275,040)  (3,829,791)     (851,169)
 Redemptions for contract benefits and
   terminations.........................  (43,799,656)  (50,771,076)  (10,909,949)  (12,759,771)  (5,810,587)   (5,866,247)
 Contract maintenance charges...........     (400,747)     (433,974)      (93,229)      (93,403)     (38,429)      (44,537)
 Adjustments to net assets allocated to
   contracts in payout period...........      103,964        77,632            --            --           --            --
                                         ------------  ------------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (55,184,751)  (54,433,974)   (5,618,724)   (6,379,464)  (6,848,760)   (3,705,901)
                                         ------------  ------------  ------------  ------------  -----------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................       66,153      (107,172)           (4)           --           --            --
                                         ------------  ------------  ------------  ------------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (42,174,210)  (34,839,664)   (3,902,919)   (7,694,729)  (3,376,248)   (5,755,257)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  598,677,077   633,516,741   120,439,862   128,134,591   72,946,724    78,701,981
                                         ------------  ------------  ------------  ------------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $556,502,867  $598,677,077  $116,536,943  $120,439,862  $69,570,476  $ 72,946,724
                                         ============  ============  ============  ============  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                            MULTIMANAGER MID CAP           MULTIMANAGER            OPPENHEIMER MAIN
                                                   VALUE*                   TECHNOLOGY*            STREET FUND(R)/VA
                                         -------------------------  --------------------------  ----------------------
                                             2016         2015          2016          2015         2016        2015
                                         -----------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (131,502) $   (368,846) $ (1,833,255) $ (1,918,749) $   (6,896) $   (9,184)
 Net realized gain (loss) on investments   3,149,915     4,349,016    18,307,549    23,670,376     429,474     443,239
 Net change in unrealized appreciation
   (depreciation) of investments........   5,745,210    (7,860,004)   (6,122,208)  (14,489,931)    (68,519)   (388,538)
                                         -----------  ------------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations............   8,763,623    (3,879,834)   10,352,086     7,261,696     354,059      45,517
                                         -----------  ------------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,978,905     2,263,689     6,934,821     7,491,951   1,044,219     676,210
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (2,319,701)   (3,035,988)   (9,781,104)   (3,290,930)    167,475     102,722
 Redemptions for contract benefits and
   terminations.........................  (4,876,964)   (5,807,965)  (11,287,740)  (11,074,402)   (147,655)    (94,451)
 Contract maintenance charges...........     (31,149)      (33,880)      (86,131)      (85,285)     (3,927)     (2,795)
                                         -----------  ------------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (5,248,909)   (6,614,144)  (14,220,154)   (6,958,666)  1,060,112     681,686
                                         -----------  ------------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...   3,514,714   (10,493,978)   (3,868,068)      303,030   1,414,171     727,203
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  53,687,366    64,181,344   148,779,243   148,476,213   2,773,168   2,045,965
                                         -----------  ------------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $57,202,080  $ 53,687,366  $144,911,175  $148,779,243  $4,187,339  $2,773,168
                                         ===========  ============  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                  PIMCO
                                          COMMODITYREALRETURN(R)         TARGET 2015               TARGET 2025
                                            STRATEGY PORTFOLIO           ALLOCATION*               ALLOCATION*
                                         -----------------------  ------------------------  ------------------------
                                            2016         2015         2016         2015         2016         2015
                                         ----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (10,033) $   165,453  $    43,206  $   (25,226) $   149,482  $    14,771
 Net realized gain (loss) on investments   (872,688)    (733,882)     119,579      274,155      665,183    1,513,365
 Net change in unrealized appreciation
   (depreciation) of investments........  1,679,043   (1,141,016)     798,698     (993,286)   2,665,042   (3,332,037)
                                         ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    796,322   (1,709,445)     961,483     (744,357)   3,479,707   (1,803,901)
                                         ----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  1,445,752    1,630,575    2,483,111    3,055,402    7,527,022    7,436,612
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (154,477)      98,451   (1,373,328)  (1,097,738)  (1,183,865)     422,081
 Redemptions for contract benefits and
   terminations.........................   (257,282)    (211,687)  (2,729,050)  (3,048,775)  (3,359,079)  (3,914,104)
 Contract maintenance charges...........     (6,863)      (6,585)     (12,652)     (13,324)     (45,010)     (43,966)
                                         ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  1,027,130    1,510,754   (1,631,919)  (1,104,435)   2,939,068    3,900,623
                                         ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................         --        1,826           --           --           --           --
                                         ----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  1,823,452     (196,865)    (670,436)  (1,848,792)   6,418,775    2,096,722
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  5,192,221    5,389,086   22,956,812   24,805,604   53,746,972   51,650,250
                                         ----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $7,015,673  $ 5,192,221  $22,286,376  $22,956,812  $60,165,747  $53,746,972
                                         ==========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                TARGET 2035               TARGET 2045             TARGET 2055
                                                ALLOCATION*               ALLOCATION*           ALLOCATION*(A)
                                         ------------------------  ------------------------  --------------------
                                             2016         2015         2016         2015        2016       2015
                                         -----------  -----------  -----------  -----------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   127,382  $    32,352  $   110,201  $    50,768  $   17,647  $  5,825
 Net realized gain (loss) on investments     547,956    1,713,105      647,109    1,337,737     128,059      (170)
 Net change in unrealized appreciation
   (depreciation) of investments........   3,033,540   (3,456,752)   2,779,050   (2,945,712)     49,879   (19,362)
                                         -----------  -----------  -----------  -----------  ----------  --------

 Net increase (decrease) in net assets
   resulting from operations............   3,708,878   (1,711,295)   3,536,360   (1,557,207)    195,585   (13,707)
                                         -----------  -----------  -----------  -----------  ----------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   8,868,499    7,950,896    8,767,332    7,583,709   1,898,137   366,107
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,040,217)     (76,627)  (1,390,988)   1,122,924     648,210   186,017
 Redemptions for contract benefits and
   terminations.........................  (2,471,705)  (2,319,092)  (1,772,408)  (1,814,246)    (45,742)       --
 Contract maintenance charges...........     (72,353)     (67,887)     (94,460)     (82,560)     (8,725)     (305)
                                         -----------  -----------  -----------  -----------  ----------  --------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   5,284,224    5,487,290    5,509,476    6,809,827   2,491,880   551,819
                                         -----------  -----------  -----------  -----------  ----------  --------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           4           --           --           --         393         9
                                         -----------  -----------  -----------  -----------  ----------  --------

NET INCREASE (DECREASE) IN NET ASSETS...   8,993,106    3,775,995    9,045,836    5,252,620   2,687,858   538,121
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  51,706,880   47,930,885   43,122,855   37,870,235     538,121        --
                                         -----------  -----------  -----------  -----------  ----------  --------

NET ASSETS -- END OF YEAR OR PERIOD..... $60,699,986  $51,706,880  $52,168,691  $43,122,855  $3,225,979   538,121
                                         ===========  ===========  ===========  ===========  ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 26, 2015.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                 TEMPLETON GLOBAL          VANECK VIP GLOBAL
                                                                   BOND VIP FUND           HARD ASSETS FUND
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (597,144) $ 2,882,547  $  (184,703) $  (225,645)
 Net realized gain (loss) on investments....................  (2,042,441)    (492,015)  (4,033,398)  (1,223,149)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   3,796,656   (4,904,619)  11,213,758   (5,869,339)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,157,071   (2,514,087)   6,995,657   (7,318,133)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  12,347,109   13,575,804    2,737,396    2,884,845
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (2,002,781)    (522,486)   2,521,413    2,573,811
 Redemptions for contract benefits and terminations.........  (2,115,960)  (1,563,290)  (1,683,385)  (1,196,843)
 Contract maintenance charges...............................     (61,241)     (51,633)     (10,905)      (9,746)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   8,167,127   11,438,395    3,564,519    4,252,067
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................       1,900          198           --           --
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   9,326,098    8,924,506   10,560,176   (3,066,066)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  47,350,857   38,426,351   15,257,397   18,323,463
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $56,676,955  $47,350,857  $25,817,573  $15,257,397
                                                             ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

The change in units outstanding for the years or periods ended December 31, 2016 and 2015 were as follows:

                                                                                    2016                        2015
                                                                         --------------------------  --------------------------
                                                                          UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                             SHARE CLASS (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                             ----------- ------- -------- ---------- ------- -------- ----------
1290 VT SOCIALLY RESPONSIBLE................................     B          35      (45)      (10)      61      (58)        3

ALL ASSET AGGRESSIVE-ALT 25.................................     B          49      (21)       28       54      (22)       32

1290 VT SOCIALLY RESPONSIBLE................................     B          35      (45)      (10)      61      (58)        3

ALL ASSET GROWTH-ALT 20.....................................     B          76      (63)       13       78      (74)        4

ALL ASSET MODERATE GROWTH-ALT 15............................     B          38      (17)       21       35      (11)       24

AMERICAN CENTURY VP MID CAP VALUE FUND......................  CLASS II     106      (25)       81       71      (15)       56

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/............  CLASS 4      177      (62)      115      174      (57)      117

AXA 400 MANAGED VOLATILITY..................................     B          31      (10)       21       15      (11)        4

AXA 500 MANAGED VOLATILITY..................................     B          53      (36)       17       42      (31)       11

AXA 2000 MANAGED VOLATILITY.................................     B          23      (16)        7       13      (10)        3

AXA AGGRESSIVE ALLOCATION...................................     B         427     (426)        1      472     (419)       53

AXA BALANCED STRATEGY.......................................     A          --       --        --       --       (1)       (1)
AXA BALANCED STRATEGY.......................................     B         168      (90)       78      171      (74)       97

AXA CONSERVATIVE ALLOCATION.................................     B         140     (168)      (28)     178     (220)      (42)

AXA CONSERVATIVE GROWTH STRATEGY............................     B          59      (36)       23       64      (34)       30

AXA CONSERVATIVE STRATEGY...................................     B          29      (16)       13       31      (18)       13

AXA CONSERVATIVE-PLUS ALLOCATION............................     B         215     (240)      (25)     249     (263)      (14)

AXA GLOBAL EQUITY MANAGED VOLATILITY........................     B         117     (249)     (132)     125     (237)     (112)

AXA INTERNATIONAL CORE MANAGED VOLATILITY...................     B         144     (207)      (63)     158     (216)      (58)

AXA INTERNATIONAL MANAGED VOLATILITY........................     B          20      (17)        3       26      (11)       15

AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................     B         118     (193)      (75)     131     (204)      (73)

AXA LARGE CAP CORE MANAGED VOLATILITY.......................     B          18      (35)      (17)      24      (40)      (16)

AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................     B         151     (354)     (203)     172     (359)     (187)

AXA LARGE CAP VALUE MANAGED VOLATILITY......................     A         220     (580)     (360)     244     (589)     (345)
AXA LARGE CAP VALUE MANAGED VOLATILITY......................     B          23      (90)      (67)      30      (93)      (63)

AXA MID CAP VALUE MANAGED VOLATILITY........................     B         113     (254)     (141)     121     (263)     (142)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                                    2016                        2015
                                                                         --------------------------  --------------------------
                                                                          UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                             SHARE CLASS (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                             ----------- ------- -------- ---------- ------- -------- ----------
AXA MODERATE ALLOCATION.....................................      A        655    (1,588)    (933)     751    (1,755)   (1,004)
AXA MODERATE ALLOCATION.....................................      B        488      (438)      50      512      (388)      124

AXA MODERATE GROWTH STRATEGY................................      B        134       (46)      88      141       (41)      100

AXA MODERATE-PLUS ALLOCATION................................      B        698      (820)    (122)     732      (798)      (66)

AXA SMARTBETA EQUITY........................................      B          3        --        3        1        (1)       --

AXA/AB DYNAMIC MODERATE GROWTH..............................      B         39       (25)      14       50       (25)       25

1290 VT SOCIALLY RESPONSIBLE................................      B         35       (45)     (10)      61       (58)        3

AXA/AB SMALL CAP GROWTH.....................................      A         57      (125)     (68)      68      (136)      (68)
AXA/AB SMALL CAP GROWTH.....................................      B         50       (48)       2       55       (53)        2

AXA/CLEARBRIDGE LARGE CAP GROWTH............................      B         86      (221)    (135)     129      (218)      (89)

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.................      B         21        (2)      19        8        (1)        7

AXA/FRANKLIN BALANCED MANAGED VOLATILITY....................      B         94      (136)     (42)     129      (141)      (12)

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.............      B         20       (24)      (4)      17       (27)      (10)

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY........      B         76      (122)     (46)     102      (102)       --

AXA/HORIZON SMALL CAP VALUE.................................      B          2        --        2        1        --         1

AXA/JANUS ENTERPRISE........................................      B        199      (261)     (62)     226      (218)        8

AXA/LOOMIS SAYLES GROWTH....................................      B        122       (59)      63       38       (38)       --

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..............      B         15       (29)     (14)      14       (36)      (22)

AXA/PACIFIC GLOBAL SMALL CAP VALUE..........................      B          3        --        3        1        --         1

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..............      B         50       (68)     (18)      57       (63)       (6)

CHARTER/SM/ MULTI-SECTOR BOND...............................      A         34       (65)     (31)      42       (74)      (32)
CHARTER/SM/ MULTI-SECTOR BOND...............................      B         38       (45)      (7)      40       (46)       (6)

CHARTER/SM/ REAL ASSETS.....................................      B          2        (1)       1       --        --        --

CHARTER/SM/ SMALL CAP GROWTH................................      B         26       (47)     (21)      34       (57)      (23)

CHARTER/SM/ SMALL CAP VALUE.................................      B         32       (67)     (35)      33       (66)      (33)

EQ/BLACKROCK BASIC VALUE EQUITY.............................      B        354      (323)      31      353      (311)       42

EQ/BOSTON ADVISORS EQUITY INCOME............................      B         65      (100)     (35)      74      (100)      (26)

EQ/CAPITAL GUARDIAN RESEARCH................................      B         63      (120)     (57)      88      (135)      (47)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                     2016                        2015
                                                                         ---------------------------  --------------------------
                                                                          UNITS   UNITS       NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED   INCREASE  ISSUED  REDEEMED  INCREASE
                                                             SHARE CLASS (000'S) (000'S)   (DECREASE) (000'S) (000'S)  (DECREASE)
                                                             ----------- ------- --------  ---------- ------- -------- ----------
EQ/COMMON STOCK INDEX.......................................      A          188     (558)    (370)      244     (607)    (363)
EQ/COMMON STOCK INDEX.......................................      B          134     (123)      11       104     (122)     (18)

EQ/CORE BOND INDEX..........................................      B          181     (153)      28       180     (173)       7

EQ/EMERGING MARKETS EQUITY PLUS.............................      B           42      (24)      18        37      (16)      21

EQ/EQUITY 500 INDEX.........................................      A          302     (346)     (44)      303     (350)     (47)
EQ/EQUITY 500 INDEX.........................................      B          511     (218)     293       436     (211)     225

EQ/GAMCO MERGERS AND ACQUISITIONS...........................      B           15      (26)     (11)       17      (31)     (14)

EQ/GAMCO SMALL COMPANY VALUE................................      B          470     (353)     117       448     (355)      93

1290 VT SOCIALLY RESPONSIBLE................................      B           35      (45)     (10)       61      (58)       3

EQ/GLOBAL BOND PLUS.........................................      B           64     (107)     (43)       77     (134)     (57)

EQ/HIGH YIELD BOND..........................................      B           42      (19)      23        39      (14)      25

EQ/INTERMEDIATE GOVERNMENT BOND.............................      A           29      (47)     (18)       27      (47)     (20)
EQ/INTERMEDIATE GOVERNMENT BOND.............................      B           29      (20)       9         9      (22)     (13)

EQ/INTERNATIONAL EQUITY INDEX...............................      A          201     (322)    (121)      217     (329)    (112)
EQ/INTERNATIONAL EQUITY INDEX...............................      B           34      (73)     (39)       57      (66)      (9)

EQ/INVESCO COMSTOCK.........................................      B           69     (126)     (57)       96     (141)     (45)

EQ/JPMORGAN VALUE OPPORTUNITIES.............................      B          114      (69)      45       108      (73)      35

EQ/LARGE CAP GROWTH INDEX...................................      B          275     (235)      40       281     (252)      29

EQ/LARGE CAP VALUE INDEX....................................      B          182     (131)      51       181     (144)      37

EQ/MFS INTERNATIONAL GROWTH.................................      B          137      (99)      38       136     (106)      30

EQ/MID CAP INDEX............................................      B          454     (312)     142       356     (302)      54

EQ/MONEY MARKET.............................................      A       20,980  (20,803)     177    15,536  (15,514)      22
EQ/MONEY MARKET.............................................      B      153,516 (149,689)   3,827    97,822  (96,559)   1,263

EQ/OPPENHEIMER GLOBAL.......................................      B          185     (162)      23       244     (121)     123

EQ/PIMCO GLOBAL REAL RETURN.................................      B          118      (57)      61       138      (50)      88

EQ/PIMCO ULTRA SHORT BOND...................................      A           --       --       --        --       (1)      (1)
EQ/PIMCO ULTRA SHORT BOND...................................      B          105     (164)     (59)      111     (186)     (75)

EQ/QUALITY BOND PLUS........................................      A           28      (61)     (33)       32      (70)     (38)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                        2016                        2015
                                                                             --------------------------  ----------------
                                                                              UNITS   UNITS      NET      UNITS   UNITS
                                                                             ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED
                                                               SHARE CLASS   (000'S) (000'S)  (DECREASE) (000'S) (000'S)
                                                             --------------- ------- -------- ---------- ------- --------
EQ/QUALITY BOND PLUS........................................        B           28      (34)       (6)      20      (30)

EQ/SMALL COMPANY INDEX......................................        B          141     (148)       (7)     137     (143)

EQ/T. ROWE PRICE GROWTH STOCK...............................        B          458     (367)       91      497     (270)

EQ/UBS GROWTH & INCOME......................................        B           45      (61)      (16)      92      (67)

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO..................... SERVICE CLASS 2   366     (262)      104      425     (206)

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO..................... SERVICE CLASS 2    16       (8)        8       15       (4)

FIDELITY(R) VIP MID CAP PORTFOLIO........................... SERVICE CLASS 2    68      (25)       43       61      (18)

GOLDMAN SACHS VIT MID CAP VALUE FUND........................ SERVICE SHARES     66      (61)        5      127      (66)

INVESCO V.I. DIVERSIFIED DIVIDEND FUND......................    SERIES II      102      (14)       88       40       (8)

INVESCO V.I. GLOBAL REAL ESTATE FUND........................    SERIES II      134      (93)       41      184     (113)

1290 VT SOCIALLY RESPONSIBLE................................        B           35      (45)      (10)      61      (58)

INVESCO V.I. HIGH YIELD FUND................................    SERIES II       79      (54)       25       95      (49)

INVESCO V.I. INTERNATIONAL GROWTH FUND......................    SERIES II      143      (71)       72      160      (60)

INVESCO V.I. MID CAP CORE EQUITY FUND.......................    SERIES II       28      (16)       12       29      (21)

INVESCO V.I. SMALL CAP EQUITY FUND..........................    SERIES II       13      (12)        1       17       (9)

IVY VIP ENERGY..............................................  COMMON SHARES    238     (171)       67      217     (132)

IVY VIP HIGH INCOME.........................................  COMMON SHARES    305     (252)       53      345     (263)

IVY VIP MID CAP GROWTH......................................  COMMON SHARES    209     (125)       84      214     (100)

IVY VIP SMALL CAP GROWTH....................................  COMMON SHARES     60      (69)       (9)     151      (76)

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO......... SERVICE SHARES    475     (324)      151      510     (228)

MFS(R) INTERNATIONAL VALUE PORTFOLIO........................  SERVICE CLASS    587     (218)      369      514     (175)

MFS(R) INVESTORS TRUST SERIES...............................  SERVICE CLASS     19      (15)        4       15      (15)

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......  SERVICE CLASS     26      (12)       14       66      (11)

MFS(R) TECHNOLOGY PORTFOLIO.................................  SERVICE CLASS    162     (102)       60      139      (76)

MFS(R) UTILITIES SERIES.....................................  SERVICE CLASS    145     (133)       12      192     (171)

MULTIMANAGER AGGRESSIVE EQUITY..............................        A          198     (597)     (399)     259     (651)
MULTIMANAGER AGGRESSIVE EQUITY..............................        B           17      (41)      (24)      21      (40)

                                                             ----------
                                                                NET
                                                              INCREASE
                                                             (DECREASE)
                                                             ----------
EQ/QUALITY BOND PLUS........................................     (10)

EQ/SMALL COMPANY INDEX......................................      (6)

EQ/T. ROWE PRICE GROWTH STOCK...............................     227

EQ/UBS GROWTH & INCOME......................................      25

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.....................     219

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.....................      11

FIDELITY(R) VIP MID CAP PORTFOLIO...........................      43

GOLDMAN SACHS VIT MID CAP VALUE FUND........................      61

INVESCO V.I. DIVERSIFIED DIVIDEND FUND......................      32

INVESCO V.I. GLOBAL REAL ESTATE FUND........................      71

1290 VT SOCIALLY RESPONSIBLE................................       3

INVESCO V.I. HIGH YIELD FUND................................      46

INVESCO V.I. INTERNATIONAL GROWTH FUND......................     100

INVESCO V.I. MID CAP CORE EQUITY FUND.......................       8

INVESCO V.I. SMALL CAP EQUITY FUND..........................       8

IVY VIP ENERGY..............................................      85

IVY VIP HIGH INCOME.........................................      82

IVY VIP MID CAP GROWTH......................................     114

IVY VIP SMALL CAP GROWTH....................................      75

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.........     282

MFS(R) INTERNATIONAL VALUE PORTFOLIO........................     339

MFS(R) INVESTORS TRUST SERIES...............................      --

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......      55

MFS(R) TECHNOLOGY PORTFOLIO.................................      63

MFS(R) UTILITIES SERIES.....................................      21

MULTIMANAGER AGGRESSIVE EQUITY..............................    (392)
MULTIMANAGER AGGRESSIVE EQUITY..............................     (19)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                       2016                        2015
                                                                            --------------------------  ----------------
                                                                             UNITS   UNITS      NET      UNITS   UNITS
                                                                            ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED
                                                              SHARE CLASS   (000'S) (000'S)  (DECREASE) (000'S) (000'S)
                                                             -------------- ------- -------- ---------- ------- --------
MULTIMANAGER CORE BOND......................................       B            113    (152)    (39)       143    (187)

MULTIMANAGER MID CAP GROWTH.................................       B             30     (70)    (40)        48     (67)

MULTIMANAGER MID CAP VALUE..................................       B             18     (45)    (27)        18     (51)

MULTIMANAGER TECHNOLOGY.....................................       B            102    (176)    (74)       140    (176)

OPPENHEIMER MAIN STREET FUND(R)/VA.......................... SERVICE CLASS        8      (2)      6          4      (1)

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO............. ADVISOR CLASS       34     (17)     17         34     (13)

TARGET 2015 ALLOCATION......................................       B             29     (43)    (14)        36     (46)

TARGET 2025 ALLOCATION......................................       B             84     (60)     24         92     (60)

TARGET 2035 ALLOCATION......................................       B             83     (44)     39         81     (40)

TARGET 2045 ALLOCATION......................................       B             79     (37)     42         79     (26)

TARGET 2055 ALLOCATION......................................       B             29      (3)     26          7      (1)

TEMPLETON GLOBAL BOND VIP FUND..............................    CLASS 2         147     (72)     75        151     (52)

VANECK VIP GLOBAL HARD ASSETS FUND.......................... CLASS S SHARES     213    (151)     62        135     (66)

                                                             ----------
                                                                NET
                                                              INCREASE
                                                             (DECREASE)
                                                             ----------
MULTIMANAGER CORE BOND......................................    (44)

MULTIMANAGER MID CAP GROWTH.................................    (19)

MULTIMANAGER MID CAP VALUE..................................    (33)

MULTIMANAGER TECHNOLOGY.....................................    (36)

OPPENHEIMER MAIN STREET FUND(R)/VA..........................      3

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.............     21

TARGET 2015 ALLOCATION......................................    (10)

TARGET 2025 ALLOCATION......................................     32

TARGET 2035 ALLOCATION......................................     41

TARGET 2045 ALLOCATION......................................     53

TARGET 2055 ALLOCATION......................................      6

TEMPLETON GLOBAL BOND VIP FUND..............................     99

VANECK VIP GLOBAL HARD ASSETS FUND..........................     69

-----------
The accompanying notes are an integral part of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trusts, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and VanEck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year ended December 31, 2016, and a Statement of Changes in Net Assets for the years or periods ended December 31, 2016 and 2015, except as otherwise indicated below:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
   .   Invesco V.I. Diversified Dividend Fund
   .   Invesco V.I. Global Real Estate Fund
   .   Invesco V.I. High Yield Fund
   .   Invesco V.I. International Growth Fund
   .   Invesco V.I. Mid Cap Core Equity Fund
   .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
   .   American Funds Insurance Series(R) Bond Fund/SM/

     AXA PREMIER VIP TRUST*
   .   AXA Aggressive Allocation
   .   AXA Conservative Allocation
   .   AXA Conservative-Plus Allocation
   .   AXA Moderate Allocation
   .   AXA Moderate-Plus Allocation
   .   Charter/SM/ International Moderate/(10)/
   .   Charter/SM/ Multi-Sector Bond
   .   Charter/SM/ Real Assets/(10)/
   .   Charter/SM/ Small Cap Growth
   .   Charter/SM/ Small Cap Value
   .   Target 2015 Allocation
   .   Target 2025 Allocation
   .   Target 2035 Allocation
   .   Target 2045 Allocation
   .   Target 2055 Allocation/(10)/

     EQ ADVISORS TRUST*
   .   1290 VT Socially Responsible/(1)/
   .   All Asset Aggressive-Alt 25
   .   All Asset Growth-Alt 20
   .   All Asset Moderate Growth-Alt 15
   .   AXA 400 Managed Volatility
   .   AXA 500 Managed Volatility
   .   AXA 2000 Managed Volatility
   .   AXA Balanced Strategy
   .   AXA Conservative Growth Strategy
   .   AXA Conservative Strategy
   .   AXA Global Equity Managed Volatility
   .   AXA Growth Strategy
   .   AXA International Core Managed Volatility
   .   AXA International Managed Volatility
   .   AXA International Value Managed Volatility
   .   AXA Large Cap Core Managed Volatility
   .   AXA Large Cap Growth Managed Volatility
   .   AXA Large Cap Value Managed Volatility
   .   AXA Mid Cap Value Managed Volatility
   .   AXA Moderate Growth Strategy
   .   AXA SmartBeta Equity/(10)/
   .   AXA/AB Dynamic Moderate Growth
   .   AXA/AB Small Cap Growth
   .   AXA/ClearBridge Large Cap Growth/(2)/
   .   AXA/Doubleline Opportunistic Core Plus Bond/(10)/
   .   AXA/Franklin Balanced Managed Volatility
   .   AXA/Franklin Small Cap Value Managed Volatility
   .   AXA/Franklin Templeton Allocation Managed Volatility
   .   AXA/Horizon Small Cap Value/(10)/
   .   AXA/Janus Enterprise/(3)/
   .   AXA/Loomis Sayles Growth
   .   AXA/Mutual Large Cap Equity Managed Volatility
   .   AXA/Pacific Global Small Cap Value/(10)/
   .   AXA/Templeton Global Equity Managed Volatility

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

1. Organization (Continued)

   .   EQ/BlackRock Basic Value Equity
   .   EQ/Boston Advisors Equity Income
   .   EQ/Capital Guardian Research
   .   EQ/Common Stock Index
   .   EQ/Core Bond Index
   .   EQ/Emerging Markets Equity PLUS
   .   EQ/Equity 500 Index
   .   EQ/GAMCO Mergers and Acquisitions
   .   EQ/GAMCO Small Company Value
   .   EQ/Global Bond PLUS
   .   EQ/High Yield Bond
   .   EQ/Intermediate Government Bond
   .   EQ/International Equity Index
   .   EQ/Invesco Comstock
   .   EQ/JPMorgan Value Opportunities
   .   EQ/Large Cap Growth Index
   .   EQ/Large Cap Value Index
   .   EQ/MFS International Growth
   .   EQ/Mid Cap Index
   .   EQ/Money Market
   .   EQ/Oppenheimer Global
   .   EQ/PIMCO Global Real Return
   .   EQ/PIMCO Ultra Short Bond
   .   EQ/Quality Bond PLUS
   .   EQ/Small Company Index
   .   EQ/T. Rowe Price Growth Stock
   .   EQ/UBS Growth & Income
   .   Multimanager Aggressive Equity
   .   Multimanager Core Bond
   .   Multimanager Mid Cap Growth
   .   Multimanager Mid Cap Value
   .   Multimanager Technology


     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
   .   Fidelity(R) VIP Contrafund(R) Portfolio
   .   Fidelity(R) VIP Equity-Income Portfolio
   .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   .   Templeton Global Bond VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
   .   Goldman Sachs VIT Mid Cap Value Fund

     IVY VARIABLE INSURANCE PORTFOLIOS
   .   Ivy VIP Energy/(4)/
   .   Ivy VIP High Income/(5)/
   .   Ivy VIP Mid Cap Growth/(6)/
   .   Ivy VIP Small Cap Growth/(7)/

     LAZARD RETIREMENT SERIES, INC.
   .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
   .   MFS(R) International Value Portfolio
   .   MFS(R) Investors Trust Series
   .   MFS(R) Massachusetts Investors Growth Stock Portfolio/(9)/
   .   MFS(R) Technology Portfolio
   .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
   .   Oppenheimer Main Street Fund(R)/VA

     PIMCO VARIABLE INSURANCE TRUST
   .   PIMCO CommodityRealReturn(R) Strategy Portfolio

     VANECK VIP TRUST
   .   VanEck VIP Global Hard Assets Fund/(8)/

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   (1)Formerly known as EQ/Calvert Socially Responsible.
   (2)Formerly known as EQ/Wells Fargo Omega Growth.
   (3)Formerly known as EQ/Morgan Stanley Mid Cap Growth.
   (4)Formerly known as Ivy Funds VIP Energy.
   (5)Formerly known as Ivy Funds VIP High Income.
   (6)Formerly known as Ivy Funds VIP Mid Cap Growth.
   (7)Formerly known as Ivy Funds VIP Small Cap Growth.
   (8)Formerly known as Van Eck VIP Global Hard Assets Fund.

   (9)Units were made available on March 27, 2015. The Account presents a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year ended December 31, 2016, and a Statement of Changes in Net Assets for the year ended December 31, 2016 and for the period ended December 31, 2015.
  (10)Units were made available on May 26, 2015. The Account presents a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year ended December 31, 2016, and a Statement of Changes in Net Assets for the year ended December 31, 2016 and for the period ended December 31, 2015.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

1. Organization (Concluded)

   to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts ("Contracts").

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout(annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48.

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

2. Significant Accounting Policies (Continued)


   Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

   .   EQUI-VEST(R) Series 100 through 801
   .   EQUI-VEST(R) Vantage Series 900
   .   EQUI-VEST(R) Strategies Series 900 and 901
   .   Momentum
   .   Momentum Plus
   .   Variable Immediate Annuity

   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

   .   EQUI-VEST(R) Series 100 through 801
   .   EQUI-VEST(R) Strategies Series 900 and 901
   .   EQUIPLAN
   .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

2. Significant Accounting Policies (Concluded)


   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2016 were as follows:

                                                       PURCHASES      SALES
                                                      ------------ ------------
1290 VT Socially Responsible......................... $  6,417,777 $  6,733,613
All Asset Aggressive-Alt 25..........................    5,474,422    2,342,940
All Asset Growth-Alt 20..............................   12,786,261    9,671,756
All Asset Moderate Growth-Alt 15.....................    4,082,113    1,977,644
American Century VP Mid Cap Value Fund...............   21,965,273    4,988,596
American Funds Insurance Series(R) Bond Fund/SM/.....   18,850,491    6,994,245
AXA 400 Managed Volatility...........................    5,665,020    1,971,862
AXA 500 Managed Volatility...........................    9,740,942    6,458,800
AXA 2000 Managed Volatility..........................    3,784,919    2,733,582
AXA Aggressive Allocation............................  106,395,178   79,996,765
AXA Balanced Strategy................................   24,236,923   13,581,097
AXA Conservative Allocation..........................   20,994,063   23,116,507
AXA Conservative Growth Strategy.....................    7,320,383    4,643,060
AXA Conservative Strategy............................    3,308,084    1,920,793
AXA Conservative-Plus Allocation.....................   37,606,829   35,818,764
AXA Global Equity Managed Volatility.................   30,784,126   58,115,191
AXA Growth Strategy..................................       29,641       32,753
AXA International Core Managed Volatility............   16,765,440   25,249,834
AXA International Managed Volatility.................    2,261,355    1,897,257
AXA International Value Managed Volatility...........   15,497,672   25,738,275
AXA Large Cap Core Managed Volatility................    3,185,108    5,325,134
AXA Large Cap Growth Managed Volatility..............   60,399,704   89,512,954
AXA Large Cap Value Managed Volatility...............   50,884,459  113,512,274
AXA Mid Cap Value Managed Volatility.................   32,249,716   66,438,880
AXA Moderate Allocation..............................  215,233,760  238,271,730
AXA Moderate Growth Strategy.........................   17,637,035    6,478,793
AXA Moderate-Plus Allocation.........................  170,434,977  147,725,277
AXA SmartBeta Equity.................................      334,066       23,469
AXA/AB Dynamic Moderate Growth.......................    4,966,132    3,109,711
AXA/AB Small Cap Growth..............................   50,673,693   52,895,548
AXA/ClearBridge Large Cap Growth.....................   14,873,496   39,270,968
AXA/Doubleline Opportunistic Core Plus Bond..........    2,154,298      203,627
AXA/Franklin Balanced Managed Volatility.............   14,053,278   18,393,625
AXA/Franklin Small Cap Value Managed Volatility......    2,950,390    3,444,028
AXA/Franklin Templeton Allocation Managed Volatility.    9,877,368   14,060,370
AXA/Horizon Small Cap Value..........................      234,194       23,519
AXA/Janus Enterprise.................................   37,942,760   51,436,943
AXA/Loomis Sayles Growth.............................   26,363,951   13,074,905
AXA/Mutual Large Cap Equity Managed Volatility.......    2,675,395    4,235,172
AXA/Pacific Global Small Cap Value...................      254,635       41,989
AXA/Templeton Global Equity Managed Volatility.......    5,781,111    7,885,638
Charter/SM/ International Moderate...................       28,117          722
Charter/SM/ Multi-Sector Bond........................   11,190,959   16,725,922

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

4. Purchases and Sales of Portfolios (Continued)

                                                        PURCHASES      SALES
                                                       ------------ ------------
Charter/SM/ Real Assets............................... $    236,650 $     81,570
Charter/SM/ Small Cap Growth..........................    4,623,681    7,493,381
Charter/SM/ Small Cap Value...........................    8,158,003   15,407,982
EQ/BlackRock Basic Value Equity.......................  105,325,642  100,572,819
EQ/Boston Advisors Equity Income......................   24,178,033   18,320,479
EQ/Capital Guardian Research..........................   12,964,758   26,287,950
EQ/Common Stock Index.................................  153,590,111  325,903,774
EQ/Core Bond Index....................................   23,024,163   19,402,760
EQ/Emerging Markets Equity PLUS.......................    3,335,463    1,922,699
EQ/Equity 500 Index...................................  263,862,575  210,617,396
EQ/GAMCO Mergers and Acquisitions.....................    2,973,588    4,012,684
EQ/GAMCO Small Company Value..........................  160,591,740  107,257,238
EQ/Global Bond PLUS...................................    8,825,567   13,687,666
EQ/High Yield Bond....................................    4,833,904    2,049,811
EQ/Intermediate Government Bond.......................    8,987,825   11,237,705
EQ/International Equity Index.........................   38,807,695   53,274,294
EQ/Invesco Comstock...................................   13,627,480   20,991,400
EQ/JPMorgan Value Opportunities.......................   22,316,210   14,903,997
EQ/Large Cap Growth Index.............................   49,631,062   33,542,354
EQ/Large Cap Value Index..............................   21,119,415   13,346,136
EQ/MFS International Growth...........................   22,972,631   17,151,681
EQ/Mid Cap Index......................................  113,679,927   63,322,708
EQ/Money Market.......................................  218,932,266  214,667,559
EQ/Oppenheimer Global.................................   25,880,435   23,365,031
EQ/PIMCO Global Real Return...........................   13,058,708    5,852,307
EQ/PIMCO Ultra Short Bond.............................   12,101,830   18,269,081
EQ/Quality Bond PLUS..................................    9,649,097   16,555,924
EQ/Small Company Index................................   50,354,944   37,050,515
EQ/T. Rowe Price Growth Stock.........................   90,259,688   71,442,406
EQ/UBS Growth & Income................................    8,093,328   10,290,372
Fidelity(R) VIP Contrafund(R) Portfolio...............   89,841,252   50,250,989
Fidelity(R) VIP Equity-Income Portfolio...............    3,300,728    1,412,069
Fidelity(R) VIP Mid Cap Portfolio.....................   12,464,602    4,378,156
Goldman Sachs VIT Mid Cap Value Fund..................   10,252,644    8,970,131
Invesco V.I. Diversified Dividend Fund................   16,807,403    2,493,722
Invesco V.I. Global Real Estate Fund..................   22,309,326   14,391,127
Invesco V.I. High Yield Fund..........................   10,556,784    6,726,020
Invesco V.I. International Growth Fund................   17,817,176    8,900,788
Invesco V.I. Mid Cap Core Equity Fund.................    5,104,025    2,496,528
Invesco V.I. Small Cap Equity Fund....................    2,611,190    2,130,168
Ivy VIP Energy........................................   25,298,978   19,184,782
Ivy VIP High Income...................................   55,727,933   37,360,062
Ivy VIP Mid Cap Growth................................   32,021,702   17,164,978
Ivy VIP Small Cap Growth..............................    9,332,685    8,440,381
Lazard Retirement Emerging Markets Equity Portfolio...   44,166,833   30,851,733
MFS(R) International Value Portfolio..................  105,174,148   39,044,289
MFS(R) Investors Trust Series.........................    4,593,316    2,837,648
MFS(R) Massachusetts Investors Growth Stock Portfolio.    6,329,584    2,434,059
MFS(R) Technology Portfolio...........................   36,715,287   23,152,667
MFS(R) Utilities Series...............................   28,230,300   21,726,916
Multimanager Aggressive Equity........................   32,901,944   89,982,424
Multimanager Core Bond................................   19,487,623   23,954,210
Multimanager Mid Cap Growth...........................    6,549,724   12,662,365
Multimanager Mid Cap Value............................    4,309,458    9,689,869

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

4. Purchases and Sales of Portfolios (Concluded)

                                                  PURCHASES     SALES
                                                 ----------- -----------
Multimanager Technology......................... $27,425,379 $36,218,663
Oppenheimer Main Street Fund(R)/VA..............   1,819,450     367,721
PIMCO CommodityRealReturn(R) Strategy Portfolio.   2,135,946   1,118,933
Target 2015 Allocation..........................   4,356,013   5,515,008
Target 2025 Allocation..........................  11,515,452   8,426,902
Target 2035 Allocation..........................  11,807,194   6,395,584
Target 2045 Allocation..........................  10,972,115   5,352,438
Target 2055 Allocation..........................   2,898,731     258,763
Templeton Global Bond VIP Fund..................  16,023,077   8,408,157
VanEck VIP Global Hard Assets Fund..............  12,752,932   9,373,116

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.32% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Dynamic Moderate Growth, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

5. Expenses and Related Party Transactions (Concluded)


   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In March 2015, a fund reorganization occurred within MFS(R) Variable Insurance Trusts, impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by MFS Variable Insurance Trusts. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the MFS(R) Massachusetts Investors Growth Stock Portfolio. On March 27, 2015, MFS(R) Investors Growth Stock Series (the "Removed Portfolio") exchanged all of its assets and liabilities for equivalent interests in MFS(R) Massachusetts Investors Growth Stock Portfolio (the "Surviving Portfolio"). For accounting purposes, the reorganization, which occurred on March 27, 2015, was treated as a merger.

-----------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------------
 MARCH 27, 2015           MFS(R) INVESTORS GROWTH STOCK SERIES MFS(R) MASSACHUSETTS INVESTORS
                                                               GROWTH STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------
Shares -- Service Class       768,597                              621,908
Value -- Service Class    $     14.33                          $     17.71
Net Assets Before Merger  $11,013,989                          $        --
Net Assets After Merger   $        --                          $11,013,989
Unrealized Gain           $   394,876                          $        --

7. Asset-based Charges and Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:

                         MORTALITY AND                FINANCIAL
                         EXPENSE RISKS OTHER EXPENSES ACCOUNTING   TOTAL
                         ------------- -------------- ---------- -----
OLD CONTRACTS                0.58%          0.16%          --    0.74%
EQUIPLAN(R) CONTRACTS        0.58%          0.16%          --    0.74%
EQUI-VEST(R) SERIES 100

EQ/Money Market,
EQ/Common Stock Index...     0.56%          0.60%        0.24%   1.40%

All Other Funds.........     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index...     0.65%          0.60%        0.24%   1.49%/(1)/

All Other Funds.........     0.50%          0.60%        0.24%   1.34%

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Asset-based Charges and Contractowner Charges (Continued)

                                                             MORTALITY AND                FINANCIAL
                                                             EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                                             ------------- -------------- ---------- -----
EQUI-VEST(R) SERIES 200

EQ/Money Market,
EQ/Common Stock Index.......................................     1.15%          0.25%         --     1.40%

All Other Funds.............................................     1.09%          0.25%         --     1.34%

EQUI-VEST(R) SERIES 201

All Other Funds.............................................     0.95%          0.25%         --     1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and AXA Moderate Alloocation.     1.10%          0.25%         --     1.35%

All Other Funds.............................................     1.10%          0.24%         --     1.34%

MOMENTUM PLUS CONTRACTS                                          1.10%          0.25%         --     1.35%
EQUI-VEST(R)SERIES 500 CONTRACTS                                 1.20%          0.25%         --     1.45%
EQUI-VEST(R) AT RETIREMENT

1.30% All Funds.............................................     0.80%          0.50%         --     1.30%

1.25% All Funds.............................................     0.75%          0.50%         --     1.25%

EQUI-VEST(R)SERIES 600 AND 800 CONTRACTS                         0.95%          0.25%         --     1.20%
EQUI-VEST(R) VANTAGE CONTRACTS

0.90% All Funds.............................................     0.90%            --          --     0.90%

0.70% All Funds.............................................     0.70%            --          --     0.70%

0.50% All Funds.............................................     0.50%            --          --     0.50%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900

1.20% All Funds.............................................     1.20%            --          --     1.20%

0.90% All Funds.............................................     0.90%            --          --     0.90%

0.70% All Funds.............................................     0.70%            --          --     0.70%

0.50% All Funds.............................................     0.50%            --          --     0.50%

0.25% All Funds.............................................     0.25%            --          --     0.25%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901

0.00% All Funds.............................................     0.00%            --          --     0.00%

0.10% All Funds.............................................     0.10%            --          --     0.10%

0.25% All Funds.............................................     0.25%            --          --     0.25%

0.50% All Funds.............................................     0.50%            --          --     0.50%

0.60% All Funds.............................................     0.60%            --          --     0.60%

0.70% All Funds.............................................     0.70%            --          --     0.70%

0.80% All Funds.............................................     0.80%            --          --     0.80%

0.90% All Funds.............................................     0.90%            --          --     0.90%

1.00% All Funds.............................................     1.00%            --          --     1.00%

1.10% All Funds.............................................     1.10%            --          --     1.10%

1.15% All Funds.............................................     1.15%            --          --     1.15%

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Asset-based Charges and Contractowner Charges (Continued)

                                           MORTALITY AND                FINANCIAL
                                           EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                           ------------- -------------- ---------- -----
EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS      0.70%          0.25%         --     0.95%
EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS

1.10% All Funds...........................     0.85%          0.25%         --     1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS

1.25% All Funds...........................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds...........................     0.40%          0.10%         --     0.50%

   ----------
    (1)Current annual rate is 1.40% and guaranteed maximum annual rate is 1.49%.

   Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUIVEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 100/200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                        WHEN CHARGE
             CHARGES                    IS DEDUCTED                          AMOUNT DEDUCTED
             -------                     -----------                         ---------------

Annual Administrative charge       Annual                  LOW - $0 depending on the product and account
                                                           value.

                                                           HIGH - Depending on account value, $50 if the
                                                           account value on the last business day of the
                                                           contract year is less than $100,000.

Withdrawal Charge                  At time of transaction  LOW - 5% of withdrawals or contributions made in the current and prior five participation years,
                                                           whichever is less.

                                                           HIGH - 7% of contributions withdrawn, declining by
                                                           1% each contract years following each contribution.

                                                           Exceptions and limitations may eliminate or reduce
                                                           the withdrawal charge.

Plan Loan charges                  At time of transaction  $25 set-up fee and $6.25 quarterly recordkeeping fee

Variable Immediate Annuity Payout  At time of transaction  $350 annuity administration fee option

                  AMOUNT DEDUCTED                        HOW DEDUCTED
                  ---------------                         ------------

LOW - $0 depending on the product and account        Unit liquidation from
value.                                               account value

HIGH - Depending on account value, $50 if the        Unit liquidation from
account value on the last business day of the        account value
contract year is less than $100,000.

LOW - 5% of withdrawals or contributions made in     Unit liquidation from
the current and prior five participation years,      account value
whichever is less.

HIGH - 7% of contributions withdrawn, declining by 1% each contract years following each contribution.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

$25 set-up fee and $6.25 quarterly recordkeeping     Unit liquidation from
fee                                                  account value

$350 annuity administration fee                      Unit liquidation from
                   account value

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Asset-based Charges and Contractowner Charges (Concluded)

                                                WHEN CHARGE
               CHARGES                          IS DEDUCTED                            AMOUNT DEDUCTED
                -------                         -----------                             ---------------

Charge for third-party transfer or      At time of transaction       $0 to $65
exchange

Enhanced death benefit charge           Participation date           0.15% of account value


Guaranteed Minimum Income Benefit                                    0.65%


Guaranteed Withdrawal Benefit for Life                               LOW - 0.60% for single life option;
                                                                     0.75% for joint life option

                                                                     HIGH - 0.75% for single life;
                                                                     0.90% for joint life

Sales Premium and Other Applicable                                   Current tax charge varies by jurisdiction and ranges
Taxes                                                                from 0% to 3.5%



Guaranteed minimum death benefit                                     STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH
                                                                     THE GUARANTEED MINIMUM INCOME BENEFIT) -
                                                                     0.00%

                                                                     GWBL STANDARD DEATH BENEFIT - 0.00%

                                                                     ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                                     Annual Rachet to age 85 benefit base

                                                                     GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                                     RACHET TO AGE 85 - 0.60% of the greater of 6%
                                                                     roll-up to age 85 benefit base, as applicable

                                                                     GWBL ENHANCED DEATH BENEFIT - 0.30% of the
                                                                     GWBL Enhance death benefit base

Personal Income Benefit Charge          Contract/Participation Date  1.00% of the Personal Income Benefit account
                                        Anniversary                  value

Managed Account Service Fee             Quarterly                    The managed Account Service ("MAS") Advisory fee
                                                                     is a quarterly fee that can be charged at an annual
                                                                     rate of up to 0.60%. The amount of the fee may be
                                                                     lower and varies among broker-dealers. The fee will
                                                                     be deducted pro rata from the Non-Personal Income
                                                                     Benefit variable investment options and guaranteed
                                                                     interest option first, then from the account for
                                                                     special dollar cost averaging. The MAS Advisory fee
                                                                     does not apply to Personal Income Benefit related
                                                                     assets.

Wire Transfer Charge                    At time of transaction       $90 for outgoing wire transfers


Express Mail Charge                     At time of transaction       $35 for checks sent by express delivery


                  AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                         ------------

$0 to $65                                             Unit liquidation from
               account value

0.15% of account value                                Unit liquidation from
                                                      account value

0.65%                                                 Unit liquidation from
                                                      account value

LOW - 0.60% for single life option;
0.75% for joint life option

HIGH - 0.75% for single life;
0.90% for joint life

Current tax charge varies by jurisdiction and ranges  Deducted from the
from 0% to 3.5%                                       amount applied to
                                                      provide an annuity
                                                      payout option

STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH           Unit liquidation from
THE GUARANTEED MINIMUM INCOME BENEFIT) -
0.00%

GWBL STANDARD DEATH BENEFIT - 0.00%

ANNUAL RACHET TO AGE 85 - 0.25% of the
Annual Rachet to age 85 benefit base

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
RACHET TO AGE 85 - 0.60% of the greater of 6% roll-up to age 85 benefit base, as applicable

GWBL ENHANCED DEATH BENEFIT - 0.30% of the
GWBL Enhance death benefit base

1.00% of the Personal Income Benefit account          Unit liquidation from
value                                                 account value

The managed Account Service ("MAS") Advisory fee      Unit liquidation from
is a quarterly fee that can be charged at an annual   account value
rate of up to 0.60%. The amount of the fee may be
lower and varies among broker-dealers. The fee will
be deducted pro rata from the Non-Personal Income
Benefit variable investment options and guaranteed
interest option first, then from the account for
special dollar cost averaging. The MAS Advisory fee
does not apply to Personal Income Benefit related
assets.

$90 for outgoing wire transfers                       Unit liquidation from
                                                      account value

$35 for checks sent by express delivery               Unit liquidation from
                                                      account value

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

   been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
1290 VT SOCIALLY RESPONSIBLE
2016  Lowest contract charge 0.00% Class B       $178.36           --                  --            --        9.96%
      Highest contract charge 1.45% Class B      $179.33           --                  --            --        8.36%
      All contract charges                            --          319             $45,604          1.20%         --
2015  Lowest contract charge 0.00% Class B(h)    $162.21           --                  --            --       (4.35)%
      Highest contract charge 1.45% Class B      $165.49           --                  --            --       (0.98)%
      All contract charges                            --          329             $43,199          1.02%         --
2014  Lowest contract charge 0.40% Class B       $153.55           --                  --            --       13.15%
      Highest contract charge 1.45% Class B      $167.13           --                  --            --       11.96%
      All contract charges                            --          326             $43,049          0.82%         --
2013  Lowest contract charge 0.40% Class B       $135.70           --                  --            --       33.80%
      Highest contract charge 1.45% Class B      $149.27           --                  --            --       32.38%
      All contract charges                            --          312             $36,819          0.79%         --
2012  Lowest contract charge 0.40% Class B(b)    $101.42           --                  --            --        1.04%
      Highest contract charge 1.45% Class B      $112.76           --                  --            --       15.05%
      All contract charges                            --          301             $26,789          1.00%         --
ALL ASSET AGGRESSIVE-ALT 25
2016  Lowest contract charge 0.50% Class B       $114.94           --                  --            --        9.76%
      Highest contract charge 1.34% Class B      $111.44           --                  --            --        8.83%
      All contract charges                            --          106             $11,929          1.21%         --
2015  Lowest contract charge 0.50% Class B       $104.72           --                  --            --       (4.86)%
      Highest contract charge 1.34% Class B      $102.40           --                  --            --       (5.67)%
      All contract charges                            --           78             $ 8,034          0.89%         --
2014  Lowest contract charge 0.50% Class B       $110.07           --                  --            --        1.79%
      Highest contract charge 1.34% Class B      $108.55           --                  --            --        0.94%
      All contract charges                            --           46             $ 5,081          2.31%         --
2013  Lowest contract charge 0.50% Class B(c)    $108.13           --                  --            --        6.71%
      Highest contract charge 1.34% Class B(c)   $107.54           --                  --            --        6.16%
      All contract charges                            --           11             $ 1,157          3.71%         --
ALL ASSET GROWTH-ALT 20
2016  Lowest contract charge 0.50% Class B       $154.51           --                  --            --        9.02%
      Highest contract charge 1.45% Class B      $144.06           --                  --            --        7.98%
      All contract charges                            --          404             $59,126          1.36%         --
2015  Lowest contract charge 0.50% Class B       $141.73           --                  --            --       (4.44)%
      Highest contract charge 1.45% Class B      $133.41           --                  --            --       (5.36)%
      All contract charges                            --          391             $52,828          0.83%         --
2014  Lowest contract charge 0.50% Class B       $148.32           --                  --            --        1.88%
      Highest contract charge 1.45% Class B      $140.96           --                  --            --        0.91%
      All contract charges                            --          387             $55,179          1.49%         --
2013  Lowest contract charge 0.50% Class B       $145.58           --                  --            --       13.55%
      Highest contract charge 1.45% Class B      $139.69           --                  --            --       12.47%
      All contract charges                            --          356             $50,117          1.47%         --
2012  Lowest contract charge 0.50% Class B       $128.21           --                  --            --       11.43%
      Highest contract charge 1.45% Class B      $124.20           --                  --            --       10.36%
      All contract charges                            --          309             $38,706          1.74%         --
ALL ASSET MODERATE GROWTH-ALT 15
2016  Lowest contract charge 0.50% Class B       $110.35           --                  --            --        8.06%
      Highest contract charge 1.34% Class B      $107.00           --                  --            --        7.16%
      All contract charges                            --           75             $ 7,993          1.70%         --
2015  Lowest contract charge 0.50% Class B       $102.12           --                  --            --       (4.20)%
      Highest contract charge 1.34% Class B      $ 99.85           --                  --            --       (5.01)%
      All contract charges                            --           54             $ 5,512          0.98%         --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                  ---------- ----------------- ----------------- ------------- --------
ALL ASSET MODERATE GROWTH-ALT 15 (CONTINUED)
2014   Lowest contract charge 0.50% Class B        $106.60           --                  --            --        1.91%
       Highest contract charge 1.34% Class B       $105.12           --                  --            --        1.05%
       All contract charges                             --           30             $ 3,194          2.89%         --
2013   Lowest contract charge 0.50% Class B(c)     $104.60           --                  --            --        3.87%
       Highest contract charge 1.34% Class B(c)    $104.03           --                  --            --        3.33%
       All contract charges                             --            3             $   380          2.80%         --
AMERICAN CENTURY VP MID CAP VALUE FUND
2016   Lowest contract charge 0.00% Class II(i)    $121.33           --                  --            --       34.65%
       Highest contract charge 1.20% Class II      $206.90           --                  --            --       21.25%
       All contract charges                             --          226             $47,193          1.61%         --
2015   Lowest contract charge 0.50% Class II       $177.64           --                  --            --       (2.07)%
       Highest contract charge 1.20% Class II      $170.64           --                  --            --       (2.76)%
       All contract charges                             --          145             $24,827          1.50%         --
2014   Lowest contract charge 0.50% Class II       $181.40           --                  --            --       15.66%
       Highest contract charge 1.20% Class II      $175.49           --                  --            --       14.85%
       All contract charges                             --           89             $15,575          1.04%         --
2013   Lowest contract charge 0.50% Class II       $156.84           --                  --            --       29.25%
       Highest contract charge 1.20% Class II      $152.80           --                  --            --       28.34%
       All contract charges                             --           59             $ 8,994          1.11%         --
2012   Lowest contract charge 0.50% Class II       $121.35           --                  --            --       15.65%
       Highest contract charge 1.20% Class II      $119.06           --                  --            --       14.83%
       All contract charges                             --           31             $ 3,763          2.00%         --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
2016   Lowest contract charge 0.50% Class 4        $102.94           --                  --            --        2.29%
       Highest contract charge 1.45% Class 4       $ 99.40           --                  --            --        1.31%
       All contract charges                             --          362             $36,249          1.73%         --
2015   Lowest contract charge 0.50% Class 4        $100.64           --                  --            --       (0.57)%
       Highest contract charge 1.45% Class 4       $ 98.11           --                  --            --       (1.53)%
       All contract charges                             --          247             $24,490          1.87%         --
2014   Lowest contract charge 0.50% Class 4        $101.22           --                  --            --        4.62%
       Highest contract charge 1.45% Class 4(c)    $ 99.63           --                  --            --        3.62%
       All contract charges                             --          130             $13,071          3.66%         --
2013   Lowest contract charge 0.50% Class 4(c)     $ 96.75           --                  --            --       (2.72)%
       Highest contract charge 1.34% Class 4(c)    $ 96.22           --                  --            --       (3.23)%
       All contract charges                             --           14             $ 1,435          3.54%         --
AXA 400 MANAGED VOLATILITY
2016   Lowest contract charge 0.40% Class B        $171.59           --                  --            --       19.20%
       Highest contract charge 1.45% Class B       $147.53           --                  --            --       17.95%
       All contract charges                             --           66             $12,251          0.92%         --
2015   Lowest contract charge 0.40% Class B        $143.95           --                  --            --       (3.50)%
       Highest contract charge 1.34% Class B       $166.05           --                  --            --       (4.41)%
       All contract charges                             --           45             $ 7,382          0.56%         --
2014   Lowest contract charge 0.40% Class B        $149.17           --                  --            --        8.37%
       Highest contract charge 1.34% Class B       $173.71           --                  --            --        7.33%
       All contract charges                             --           41             $ 7,055          0.43%         --
2013   Lowest contract charge 0.40% Class B        $137.65           --                  --            --       31.15%
       Highest contract charge 1.34% Class B       $161.84           --                  --            --       29.92%
       All contract charges                             --           40             $ 6,117          0.18%         --
2012   Lowest contract charge 0.40% Class B(b)     $104.96           --                  --            --        4.46%
       Highest contract charge 1.34% Class B       $124.57           --                  --            --       14.91%
       All contract charges                             --           28             $ 3,273          0.23%         --
AXA 500 MANAGED VOLATILITY
2016   Lowest contract charge 0.50% Class B        $182.57           --                  --            --       10.47%
       Highest contract charge 1.34% Class B       $193.10           --                  --            --        9.54%
       All contract charges                             --          104             $19,418          1.31%         --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
AXA 500 MANAGED VOLATILITY (CONTINUED)
2015  Lowest contract charge 0.50% Class B    $165.27            --                 --            --       (0.14)%
      Highest contract charge 1.34% Class B   $176.28            --                 --            --       (0.98)%
      All contract charges                         --            87           $ 14,632          0.97%         --
2014  Lowest contract charge 0.50% Class B    $165.50            --                 --            --       12.03%
      Highest contract charge 1.34% Class B   $178.03            --                 --            --       11.08%
      All contract charges                         --            76           $ 12,843          0.68%         --
2013  Lowest contract charge 0.70% Class B    $163.76            --                 --            --       30.02%
      Highest contract charge 1.34% Class B   $160.27            --                 --            --       29.18%
      All contract charges                         --            58           $  8,943          0.49%         --
2012  Lowest contract charge 0.70% Class B    $125.95            --                 --            --       14.01%
      Highest contract charge 1.34% Class B   $124.07            --                 --            --       13.27%
      All contract charges                         --            47           $  5,612          0.66%         --
AXA 2000 MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B    $172.69            --                 --            --       19.92%
      Highest contract charge 1.34% Class B   $192.75            --                 --            --       18.92%
      All contract charges                         --            33           $  5,859          0.82%         --
2015  Lowest contract charge 0.50% Class B    $144.00            --                 --            --       (5.57)%
      Highest contract charge 1.34% Class B   $162.09            --                 --            --       (6.37)%
      All contract charges                         --            26           $  4,016          0.40%         --
2014  Lowest contract charge 0.50% Class B    $152.50            --                 --            --        3.54%
      Highest contract charge 1.34% Class B   $173.12            --                 --            --        2.66%
      All contract charges                         --            23           $  3,815          0.15%         --
2013  Lowest contract charge 0.70% Class B    $172.30            --                 --            --       36.42%
      Highest contract charge 1.34% Class B   $168.64            --                 --            --       35.55%
      All contract charges                         --            22           $  3,583          0.13%         --
2012  Lowest contract charge 0.70% Class B    $126.30            --                 --            --       14.64%
      Highest contract charge 1.34% Class B   $124.41            --                 --            --       13.90%
      All contract charges                         --            16           $  1,867          0.34%         --
AXA AGGRESSIVE ALLOCATION
2016  Lowest contract charge 0.50% Class B    $202.67            --                 --            --        8.25%
      Highest contract charge 1.45% Class B   $178.48            --                 --            --        7.21%
      All contract charges                         --         3,348           $610,865          0.97%         --
2015  Lowest contract charge 0.50% Class B    $187.23            --                 --            --       (2.25)%
      Highest contract charge 1.45% Class B   $166.47            --                 --            --       (3.18)%
      All contract charges                         --         3,347           $567,396          0.97%         --
2014  Lowest contract charge 0.50% Class B    $191.54            --                 --            --        4.20%
      Highest contract charge 1.45% Class B   $171.94            --                 --            --        3.20%
      All contract charges                         --         3,294           $574,931          1.61%         --
2013  Lowest contract charge 0.50% Class B    $183.82            --                 --            --       25.79%
      Highest contract charge 1.45% Class B   $166.61            --                 --            --       24.61%
      All contract charges                         --         3,201           $539,875          2.58%         --
2012  Lowest contract charge 0.50% Class B    $146.13            --                 --            --       13.60%
      Highest contract charge 1.45% Class B   $133.71            --                 --            --       12.51%
      All contract charges                         --         3,104           $418,515          0.89%         --
AXA BALANCED STRATEGY
2016  Lowest contract charge 1.25% Class A    $137.56            --                 --            --        4.66%
      Highest contract charge 1.25% Class A   $137.56            --                 --            --        4.66%
      All contract charges                         --             1           $    188          0.90%         --
2015  Lowest contract charge 1.10% Class A    $132.70            --                 --            --       (1.73)%
      Highest contract charge 1.25% Class A   $131.44            --                 --            --       (1.88)%
      All contract charges                         --             1           $    189          1.03%         --
2014  Lowest contract charge 1.10% Class A    $135.04            --                 --            --        3.25%
      Highest contract charge 1.25% Class A   $133.96            --                 --            --        3.09%
      All contract charges                         --             2           $    253          1.18%         --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2013  Lowest contract charge 1.10% Class A       $130.79            --                 --            --       12.41%
      Highest contract charge 1.25% Class A      $129.94            --                 --            --       12.24%
      All contract charges                            --             2           $    261          2.29%         --
2012  Lowest contract charge 1.10% Class A       $116.35            --                 --            --        7.33%
      Highest contract charge 1.25% Class A      $115.77            --                 --            --        7.17%
      All contract charges                            --             2           $    245          0.89%         --
AXA BALANCED STRATEGY
2016  Lowest contract charge 0.50% Class B       $127.15            --                 --            --        5.45%
      Highest contract charge 1.45% Class B      $121.61            --                 --            --        4.45%
      All contract charges                            --           880           $124,745          0.90%         --
2015  Lowest contract charge 0.50% Class B       $120.58            --                 --            --       (1.13)%
      Highest contract charge 1.45% Class B      $116.43            --                 --            --       (2.09)%
      All contract charges                            --           802           $108,841          1.03%         --
2014  Lowest contract charge 0.50% Class B       $121.96            --                 --            --        3.88%
      Highest contract charge 1.45% Class B(a)   $118.91            --                 --            --        2.88%
      All contract charges                            --           705           $ 98,111          1.18%         --
2013  Lowest contract charge 0.50% Class B       $117.41            --                 --            --       13.09%
      Highest contract charge 1.30% Class B      $138.86            --                 --            --       12.18%
      All contract charges                            --           598           $ 81,315          2.29%         --
2012  Lowest contract charge 0.50% Class B(a)    $103.82            --                 --            --        5.32%
      Highest contract charge 1.30% Class B      $123.78            --                 --            --        7.12%
      All contract charges                            --           421           $ 51,523          0.89%         --
AXA CONSERVATIVE ALLOCATION
2016  Lowest contract charge 0.50% Class B       $143.99            --                 --            --        2.41%
      Highest contract charge 1.45% Class B      $126.80            --                 --            --        1.44%
      All contract charges                            --           884           $112,214          0.95%         --
2015  Lowest contract charge 0.50% Class B       $140.60            --                 --            --       (0.73)%
      Highest contract charge 1.45% Class B      $125.00            --                 --            --       (1.69)%
      All contract charges                            --           912           $113,613          0.81%         --
2014  Lowest contract charge 0.50% Class B       $141.64            --                 --            --        2.10%
      Highest contract charge 1.45% Class B      $127.15            --                 --            --        1.12%
      All contract charges                            --           954           $121,032          0.86%         --
2013  Lowest contract charge 0.50% Class B       $138.73            --                 --            --        3.82%
      Highest contract charge 1.45% Class B      $125.74            --                 --            --        2.83%
      All contract charges                            --           988           $123,006          0.92%         --
2012  Lowest contract charge 0.50% Class B       $133.63            --                 --            --        4.06%
      Highest contract charge 1.45% Class B      $122.28            --                 --            --        3.06%
      All contract charges                            --         1,025           $124,090          0.85%         --
AXA CONSERVATIVE GROWTH STRATEGY
2016  Lowest contract charge 0.50% Class B       $121.24            --                 --            --        4.44%
      Highest contract charge 1.34% Class B      $116.57            --                 --            --        3.56%
      All contract charges                            --           204           $ 25,591          0.90%         --
2015  Lowest contract charge 0.50% Class B       $116.09            --                 --            --       (0.96)%
      Highest contract charge 1.34% Class B      $112.56            --                 --            --       (1.80)%
      All contract charges                            --           181           $ 22,059          1.01%         --
2014  Lowest contract charge 0.50% Class B       $117.21            --                 --            --        3.29%
      Highest contract charge 1.34% Class B(a)   $114.62            --                 --            --        2.42%
      All contract charges                            --           151           $ 18,926          1.09%         --
2013  Lowest contract charge 0.50% Class B       $113.48            --                 --            --        9.97%
      Highest contract charge 1.30% Class B      $132.18            --                 --            --        9.08%
      All contract charges                            --           118           $ 14,831          1.92%         --
2012  Lowest contract charge 0.50% Class B(a)    $103.19            --                 --            --        4.35%
      Highest contract charge 1.30% Class B      $121.18            --                 --            --        5.81%
      All contract charges                            --            81           $  9,766          0.92%         --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA CONSERVATIVE STRATEGY
2016  Lowest contract charge 0.50% Class B      $109.78            --                 --            --        2.31%
      Highest contract charge 1.34% Class B     $105.54            --                 --            --        1.45%
      All contract charges                           --            87           $  9,714          0.85%         --
2015  Lowest contract charge 0.50% Class B(a)   $107.30            --                 --            --       (0.67)%
      Highest contract charge 1.34% Class B     $104.03            --                 --            --       (1.51)%
      All contract charges                           --            74           $  8,166          0.87%         --
2014  Lowest contract charge 0.70% Class B(a)   $107.44            --                 --            --        1.88%
      Highest contract charge 1.34% Class B     $105.63            --                 --            --        1.24%
      All contract charges                           --            61           $  6,971          0.78%         --
2013  Lowest contract charge 0.90% Class B      $105.11            --                 --            --        3.44%
      Highest contract charge 1.34% Class B     $104.34            --                 --            --        2.98%
      All contract charges                           --            60           $  6,833          1.27%         --
2012  Lowest contract charge 0.90% Class B(a)   $101.61            --                 --            --        2.14%
      Highest contract charge 1.34% Class B     $101.32            --                 --            --        3.13%
      All contract charges                           --            37           $  4,099          1.00%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2016  Lowest contract charge 0.50% Class B      $158.32            --                 --            --        4.21%
      Highest contract charge 1.45% Class B     $139.42            --                 --            --        3.22%
      All contract charges                           --         1,464           $206,424          0.94%         --
2015  Lowest contract charge 0.50% Class B      $151.92            --                 --            --       (1.15)%
      Highest contract charge 1.45% Class B     $135.07            --                 --            --       (2.09)%
      All contract charges                           --         1,489           $202,513          0.83%         --
2014  Lowest contract charge 0.50% Class B      $153.69            --                 --            --        2.64%
      Highest contract charge 1.45% Class B     $137.96            --                 --            --        1.67%
      All contract charges                           --         1,503           $208,413          1.02%         --
2013  Lowest contract charge 0.50% Class B      $149.73            --                 --            --        9.69%
      Highest contract charge 1.45% Class B     $135.70            --                 --            --        8.64%
      All contract charges                           --         1,495           $203,468          1.43%         --
2012  Lowest contract charge 0.50% Class B      $136.50            --                 --            --        6.83%
      Highest contract charge 1.45% Class B     $124.91            --                 --            --        5.81%
      All contract charges                           --         1,444           $180,296          0.84%         --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B      $301.70            --                 --            --        3.96%
      Highest contract charge 1.45% Class B     $300.37            --                 --            --        2.97%
      All contract charges                           --         1,497           $348,728          0.91%         --
2015  Lowest contract charge 0.50% Class B      $290.21            --                 --            --       (2.22)%
      Highest contract charge 1.45% Class B     $291.72            --                 --            --       (3.15)%
      All contract charges                           --         1,629           $363,975          0.88%         --
2014  Lowest contract charge 0.50% Class B      $296.80            --                 --            --        1.18%
      Highest contract charge 1.45% Class B     $301.21            --                 --            --        0.21%
      All contract charges                           --         1,741           $398,475          0.95%         --
2013  Lowest contract charge 0.50% Class B      $293.34            --                 --            --       19.76%
      Highest contract charge 1.45% Class B     $300.57            --                 --            --       18.61%
      All contract charges                           --         1,872           $425,169          0.82%         --
2012  Lowest contract charge 0.50% Class B      $244.94            --                 --            --       16.39%
      Highest contract charge 1.45% Class B     $253.40            --                 --            --       15.28%
      All contract charges                           --         2,004           $382,122          1.42%         --
AXA GROWTH STRATEGY
2016  Lowest contract charge 1.10% Class A      $155.76            --                 --            --        6.90%
      Highest contract charge 1.25% Class A     $154.04            --                 --            --        6.74%
      All contract charges                           --             9           $  1,370          0.95%         --
2015  Lowest contract charge 1.10% Class A      $145.70            --                 --            --       (2.06)%
      Highest contract charge 1.25% Class A     $144.31            --                 --            --       (2.22)%
      All contract charges                           --             9           $  1,292          1.14%         --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
AXA GROWTH STRATEGY (CONTINUED)
2014  Lowest contract charge 1.10% Class A      $148.77            --                 --            --         4.45%
      Highest contract charge 1.25% Class A     $147.58            --                 --            --         4.30%
      All contract charges                           --             9           $  1,323          1.35%          --
2013  Lowest contract charge 1.10% Class A      $142.43            --                 --            --        18.88%
      Highest contract charge 1.25% Class A     $141.50            --                 --            --        18.70%
      All contract charges                           --             9           $  1,288          2.28%          --
2012  Lowest contract charge 1.10% Class A      $119.81            --                 --            --         9.99%
      Highest contract charge 1.25% Class A     $119.21            --                 --            --         9.82%
      All contract charges                           --            11           $  1,267          0.73%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2016  Lowest contract charge 0.40% Class B      $ 87.21            --                 --            --        (0.18)%
      Highest contract charge 1.45% Class B     $137.71            --                 --            --        (1.23)%
      All contract charges                           --         1,317           $150,471          0.29%          --
2015  Lowest contract charge 0.40% Class B      $ 87.37            --                 --            --        (4.73)%
      Highest contract charge 1.45% Class B     $139.43            --                 --            --        (5.73)%
      All contract charges                           --         1,380           $159,218          0.06%          --
2014  Lowest contract charge 0.40% Class B(d)   $ 91.71            --                 --            --       (10.62)%
      Highest contract charge 1.45% Class B     $147.91            --                 --            --        (7.60)%
      All contract charges                           --         1,438           $175,794          1.47%          --
2013  Lowest contract charge 0.50% Class B      $130.94            --                 --            --        16.93%
      Highest contract charge 1.45% Class B     $160.07            --                 --            --        15.82%
      All contract charges                           --         1,071           $140,564          0.87%          --
2012  Lowest contract charge 0.50% Class B      $111.98            --                 --            --        15.73%
      Highest contract charge 1.45% Class B     $138.21            --                 --            --        14.62%
      All contract charges                           --         1,125           $127,018          1.47%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B      $109.81            --                 --            --        (0.62)%
      Highest contract charge 1.34% Class B     $111.17            --                 --            --        (1.45)%
      All contract charges                           --            80           $  8,711          1.28%          --
2015  Lowest contract charge 0.50% Class B      $110.49            --                 --            --        (2.89)%
      Highest contract charge 1.34% Class B     $112.81            --                 --            --        (3.71)%
      All contract charges                           --            77           $  8,446          0.04%          --
2014  Lowest contract charge 0.50% Class B      $113.78            --                 --            --        (6.91)%
      Highest contract charge 1.34% Class B     $117.16            --                 --            --        (7.70)%
      All contract charges                           --            62           $  7,169          0.86%          --
2013  Lowest contract charge 0.70% Class B      $129.69            --                 --            --        20.26%
      Highest contract charge 1.34% Class B     $126.93            --                 --            --        19.49%
      All contract charges                           --            54           $  6,695          0.00%          --
2012  Lowest contract charge 0.70% Class B      $107.84            --                 --            --        15.77%
      Highest contract charge 1.34% Class B     $106.23            --                 --            --        15.03%
      All contract charges                           --            42           $  4,447          0.66%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2016  Lowest contract charge 0.40% Class B      $116.39            --                 --            --         0.34%
      Highest contract charge 1.45% Class B     $134.53            --                 --            --        (0.72)%
      All contract charges                           --         1,359           $170,173          0.47%          --
2015  Lowest contract charge 0.40% Class B      $115.99            --                 --            --        (3.55)%
      Highest contract charge 1.45% Class B     $135.50            --                 --            --        (4.56)%
      All contract charges                           --         1,434           $180,159          0.10%          --
2014  Lowest contract charge 0.40% Class B      $120.26            --                 --            --        (7.55)%
      Highest contract charge 1.45% Class B     $141.98            --                 --            --        (8.52)%
      All contract charges                           --         1,507           $198,047          1.58%          --
2013  Lowest contract charge 0.40% Class B      $130.08            --                 --            --        18.85%
      Highest contract charge 1.45% Class B     $155.21            --                 --            --        17.60%
      All contract charges                           --         1,611           $231,103          1.13%          --
2012  Lowest contract charge 0.40% Class B(b)   $109.45            --                 --            --         9.20%
      Highest contract charge 1.45% Class B     $131.98            --                 --            --        15.76%
      All contract charges                           --         1,740           $211,658          1.81%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
AXA LARGE CAP CORE MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B    $164.52            --                 --            --        9.29%
      Highest contract charge 1.45% Class B   $147.98            --                 --            --        8.24%
      All contract charges                         --           193           $ 29,417          1.10%         --
2015  Lowest contract charge 0.50% Class B    $150.54            --                 --            --       (0.13)%
      Highest contract charge 1.45% Class B   $136.72            --                 --            --       (1.08)%
      All contract charges                         --           210           $ 29,443          0.92%         --
2014  Lowest contract charge 0.50% Class B    $150.74            --                 --            --       11.07%
      Highest contract charge 1.45% Class B   $138.21            --                 --            --       10.00%
      All contract charges                         --           226           $ 31,988          1.19%         --
2013  Lowest contract charge 0.70% Class B    $140.10            --                 --            --       30.63%
      Highest contract charge 1.45% Class B   $125.65            --                 --            --       29.66%
      All contract charges                         --           127           $ 16,453          0.50%         --
2012  Lowest contract charge 0.50% Class B    $103.69            --                 --            --       14.41%
      Highest contract charge 1.45% Class B   $ 96.91            --                 --            --       13.32%
      All contract charges                         --           136           $ 13,441          1.09%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B    $114.49            --                 --            --        4.99%
      Highest contract charge 1.45% Class B   $165.63            --                 --            --        3.99%
      All contract charges                         --         2,596           $631,454          0.56%         --
2015  Lowest contract charge 0.50% Class B    $109.05            --                 --            --        3.51%
      Highest contract charge 1.45% Class B   $159.28            --                 --            --        2.52%
      All contract charges                         --         2,799           $652,035          0.28%         --
2014  Lowest contract charge 0.50% Class B    $105.35            --                 --            --       10.53%
      Highest contract charge 1.45% Class B   $155.36            --                 --            --        9.48%
      All contract charges                         --         2,986           $677,417          0.26%         --
2013  Lowest contract charge 0.50% Class B    $ 95.31            --                 --            --       34.71%
      Highest contract charge 1.45% Class B   $141.91            --                 --            --       33.42%
      All contract charges                         --         1,355           $283,323          0.17%         --
2012  Lowest contract charge 0.50% Class B    $ 70.75            --                 --            --       13.16%
      Highest contract charge 1.45% Class B   $106.36            --                 --            --       12.09%
      All contract charges                         --         1,473           $230,620          0.57%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2016  Lowest contract charge 0.70% Class A    $187.43            --                 --            --       14.52%
      Highest contract charge 1.45% Class A   $175.77            --                 --            --       13.66%
      All contract charges                         --         4,488           $752,898          1.68%         --
2015  Lowest contract charge 0.70% Class A    $163.67            --                 --            --       (4.69)%
      Highest contract charge 1.45% Class A   $154.65            --                 --            --       (5.41)%
      All contract charges                         --         4,848           $714,601          1.57%         --
2014  Lowest contract charge 0.70% Class A    $171.72            --                 --            --       11.44%
      Highest contract charge 1.45% Class A   $163.49            --                 --            --       10.60%
      All contract charges                         --         5,193           $808,406          1.37%         --
2013  Lowest contract charge 0.70% Class A    $154.09            --                 --            --       31.54%
      Highest contract charge 1.45% Class A   $147.82            --                 --            --       30.55%
      All contract charges                         --         5,346           $751,645          1.05%         --
2012  Lowest contract charge 0.50% Class A    $129.69            --                 --            --       15.28%
      Highest contract charge 1.45% Class A   $113.23            --                 --            --       14.18%
      All contract charges                         --         5,838           $627,943          1.55%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2016  Lowest contract charge 0.40% Class B    $167.02            --                 --            --       14.86%
      Highest contract charge 1.30% Class B   $121.52            --                 --            --       13.85%
      All contract charges                         --           552           $ 94,855          1.68%         --
2015  Lowest contract charge 0.40% Class B    $145.41            --                 --            --       (4.40)%
      Highest contract charge 1.30% Class B   $106.74            --                 --            --       (5.25)%
      All contract charges                         --           619           $ 92,983          1.57%         --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------
                                                               UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                    ---------- ----------------- ----------------- ------------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY (CONTINUED)
2014     Lowest contract charge 0.40% Class B        $152.11            --                  --           --       11.78%
         Highest contract charge 1.30% Class B       $112.66            --                  --           --       10.79%
         All contract charges                             --           682          $  108,045         1.37%         --
2013     Lowest contract charge 0.40% Class B        $136.08            --                  --           --       31.95%
         Highest contract charge 1.30% Class B       $101.69            --                  --           --       30.77%
         All contract charges                             --           653          $   93,695         1.05%         --
2012     Lowest contract charge 0.40% Class B(b)     $103.13            --                  --           --        3.04%
         Highest contract charge 1.30% Class B       $ 77.76            --                  --           --       14.37%
         All contract charges                             --           729          $   79,920         1.55%         --
AXA MID CAP VALUE MANAGED VOLATILITY
2016     Lowest contract charge 0.50% Class B        $310.86            --                  --           --       17.08%
         Highest contract charge 1.45% Class B       $211.55            --                  --           --       15.98%
         All contract charges                             --         1,901          $  505,176         1.22%         --
2015     Lowest contract charge 0.50% Class B        $265.50            --                  --           --       (4.02)%
         Highest contract charge 1.45% Class B       $182.41            --                  --           --       (4.94)%
         All contract charges                             --         2,042          $  467,179         0.75%         --
2014     Lowest contract charge 0.50% Class B        $276.62            --                  --           --       10.32%
         Highest contract charge 1.45% Class B       $191.89            --                  --           --        9.26%
         All contract charges                             --         2,184          $  524,830         0.58%         --
2013     Lowest contract charge 0.50% Class B        $250.75            --                  --           --       32.41%
         Highest contract charge 1.45% Class B       $175.62            --                  --           --       31.15%
         All contract charges                             --         2,362          $  518,799         0.51%         --
2012     Lowest contract charge 0.50% Class B        $189.37            --                  --           --       18.03%
         Highest contract charge 1.45% Class B       $133.91            --                  --           --       16.90%
         All contract charges                             --         2,547          $  426,205         1.21%         --
AXA MODERATE ALLOCATION
2016     Lowest contract charge 0.70% Class A        $211.14            --                  --           --        4.62%
         Highest contract charge 1.45% Class A       $160.53            --                  --           --        3.84%
         All contract charges                             --        11,858          $1,132,721         0.90%         --
2015     Lowest contract charge 0.70% Class A        $201.82            --                  --           --       (1.58)%
         Highest contract charge 1.45% Class A       $154.60            --                  --           --       (2.32)%
         All contract charges                             --        12,791          $1,164,680         0.82%         --
2014     Lowest contract charge 0.70% Class A        $205.05            --                  --           --        2.31%
         Highest contract charge 1.45% Class A       $158.27            --                  --           --        1.53%
         All contract charges                             --        13,795          $1,271,667         1.09%         --
2013     Lowest contract charge 0.70% Class A        $200.42            --                  --           --       12.32%
         Highest contract charge 1.45% Class A       $155.88            --                  --           --       11.48%
         All contract charges                             --        14,831          $1,331,767         1.61%         --
2012     Lowest contract charge 0.50% Class A        $111.06            --                  --           --        8.26%
         Highest contract charge 1.45% Class A       $139.83            --                  --           --        7.22%
         All contract charges                             --        16,009          $1,275,105         0.78%         --
AXA MODERATE ALLOCATION
2016     Lowest contract charge 0.40% Class B        $122.66            --                  --           --        4.94%
         Highest contract charge 1.30% Class B       $120.63            --                  --           --        4.01%
         All contract charges                             --         3,061          $  471,480         0.90%         --
2015     Lowest contract charge 0.40% Class B        $116.89            --                  --           --       (1.28)%
         Highest contract charge 1.30% Class B       $115.98            --                  --           --       (2.16)%
         All contract charges                             --         3,011          $  443,187         0.82%         --
2014     Lowest contract charge 0.40% Class B        $118.40            --                  --           --        2.62%
         Highest contract charge 1.30% Class B       $118.54            --                  --           --        1.71%
         All contract charges                             --         2,887          $  432,074         1.09%         --
2013     Lowest contract charge 0.40% Class B        $115.38            --                  --           --       12.65%
         Highest contract charge 1.30% Class B       $116.55            --                  --           --       11.66%
         All contract charges                             --         2,631          $  385,285         1.61%         --
2012     Lowest contract charge 0.40% Class B(b)     $102.42            --                  --           --        2.26%
         Highest contract charge 1.30% Class B       $104.38            --                  --           --        7.40%
         All contract charges                             --         2,366          $  307,939         0.78%         --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA MODERATE GROWTH STRATEGY
2016  Lowest contract charge 0.50% Class B       $133.44            --                  --           --        6.52%
      Highest contract charge 1.45% Class B      $127.63            --                  --           --        5.51%
      All contract charges                            --           392          $   50,651         1.01%         --
2015  Lowest contract charge 0.50% Class B       $125.27            --                  --           --       (1.28)%
      Highest contract charge 1.45% Class B      $120.97            --                  --           --       (2.23)%
      All contract charges                            --           304          $   37,073         1.26%         --
2014  Lowest contract charge 0.50% Class B       $126.90            --                  --           --        4.48%
      Highest contract charge 1.45% Class B      $123.73            --                  --           --        3.49%
      All contract charges                            --           204          $   25,397         1.56%         --
2013  Lowest contract charge 0.50% Class B       $121.46            --                  --           --       16.30%
      Highest contract charge 1.45% Class B      $119.56            --                  --           --       15.19%
      All contract charges                            --           103          $   12,401         3.60%         --
2012  Lowest contract charge 0.50% Class B(a)    $104.44            --                  --           --        6.29%
      Highest contract charge 1.45% Class B(a)   $103.79            --                  --           --        5.70%
      All contract charges                            --            24          $    2,581         1.62%         --
AXA MODERATE-PLUS ALLOCATION
2016  Lowest contract charge 0.50% Class B       $190.50            --                  --           --        6.73%
      Highest contract charge 1.45% Class B      $167.76            --                  --           --        5.72%
      All contract charges                            --         6,382          $1,086,620         0.91%         --
2015  Lowest contract charge 0.50% Class B       $178.48            --                  --           --       (1.78)%
      Highest contract charge 1.45% Class B      $158.68            --                  --           --       (2.72)%
      All contract charges                            --         6,504          $1,044,145         0.90%         --
2014  Lowest contract charge 0.50% Class B       $181.72            --                  --           --        3.25%
      Highest contract charge 1.45% Class B      $163.12            --                  --           --        2.26%
      All contract charges                            --         6,570          $1,080,414         1.32%         --
2013  Lowest contract charge 0.50% Class B       $176.00            --                  --           --       19.19%
      Highest contract charge 1.45% Class B      $159.51            --                  --           --       18.05%
      All contract charges                            --         6,592          $1,057,036         2.15%         --
2012  Lowest contract charge 0.50% Class B       $147.66            --                  --           --       10.96%
      Highest contract charge 1.45% Class B      $135.12            --                  --           --        9.91%
      All contract charges                            --         6,573          $  890,720         0.81%         --
AXA SMARTBETA EQUITY
2016  Lowest contract charge 0.50% Class B(g)    $101.16            --                  --           --        5.38%
      Highest contract charge 1.25% Class B      $ 99.92            --                  --           --        4.58%
      All contract charges                            --             3          $      392         2.12%         --
2015  Lowest contract charge 0.90% Class B(g)    $ 95.76            --                  --           --       (2.94)%
      Highest contract charge 1.25% Class B(g)   $ 95.54            --                  --           --       (3.15)%
      All contract charges                            --            --          $       74         3.31%         --
AXA/AB DYNAMIC MODERATE GROWTH
2016  Lowest contract charge 0.50% Class B       $127.68            --                  --           --        3.26%
      Highest contract charge 1.34% Class B      $122.75            --                  --           --        2.39%
      All contract charges                            --           134          $   16,587         0.41%         --
2015  Lowest contract charge 0.50% Class B       $123.65            --                  --           --       (1.11)%
      Highest contract charge 1.34% Class B      $119.89            --                  --           --       (1.95)%
      All contract charges                            --           120          $   14,425         0.80%         --
2014  Lowest contract charge 0.50% Class B(a)    $125.04            --                  --           --        4.25%
      Highest contract charge 1.34% Class B      $122.27            --                  --           --        3.37%
      All contract charges                            --            95          $   11,621         1.09%         --
2013  Lowest contract charge 0.70% Class B       $119.54            --                  --           --       15.35%
      Highest contract charge 1.34% Class B      $118.28            --                  --           --       14.61%
      All contract charges                            --            46          $    5,435         0.42%         --
2012  Lowest contract charge 0.70% Class B(a)    $103.63            --                  --           --        6.00%
      Highest contract charge 1.34% Class B(a)   $103.20            --                  --           --        5.62%
      All contract charges                            --            13          $    1,420         0.72%         --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA/AB SMALL CAP GROWTH
2016  Lowest contract charge 0.70% Class A       $304.61            --                 --            --       11.79%
      Highest contract charge 1.45% Class A      $248.18            --                 --            --       10.95%
      All contract charges                            --           819           $283,441          0.36%         --
2015  Lowest contract charge 0.70% Class A       $272.48            --                 --            --       (3.59)%
      Highest contract charge 1.45% Class A      $223.69            --                 --            --       (4.32)%
      All contract charges                            --           887           $276,150          0.05%         --
2014  Lowest contract charge 0.70% Class A       $282.62            --                 --            --        2.85%
      Highest contract charge 1.45% Class A      $233.78            --                 --            --        2.07%
      All contract charges                            --           955           $310,247          0.06%         --
2013  Lowest contract charge 0.70% Class A       $274.79            --                 --            --       37.20%
      Highest contract charge 1.45% Class A      $229.03            --                 --            --       36.17%
      All contract charges                            --         1,032           $327,707          0.05%         --
2012  Lowest contract charge 0.50% Class A       $136.80            --                 --            --       15.01%
      Highest contract charge 1.45% Class A      $168.20            --                 --            --       13.91%
      All contract charges                            --         1,112           $259,067          0.21%         --
AXA/AB SMALL CAP GROWTH
2016  Lowest contract charge 0.50% Class B       $200.63            --                 --            --       12.01%
      Highest contract charge 1.30% Class B      $191.00            --                 --            --       11.13%
      All contract charges                            --           252           $ 61,734          0.36%         --
2015  Lowest contract charge 0.50% Class B       $179.11            --                 --            --       (3.39)%
      Highest contract charge 1.30% Class B      $171.87            --                 --            --       (4.16)%
      All contract charges                            --           250           $ 55,409          0.05%         --
2014  Lowest contract charge 0.50% Class B       $185.40            --                 --            --        3.06%
      Highest contract charge 1.30% Class B      $179.33            --                 --            --        2.25%
      All contract charges                            --           248           $ 58,063          0.06%         --
2013  Lowest contract charge 0.50% Class B       $179.90            --                 --            --       37.49%
      Highest contract charge 1.30% Class B      $175.39            --                 --            --       36.39%
      All contract charges                            --           250           $ 58,082          0.05%         --
2012  Lowest contract charge 0.50% Class B       $130.85            --                 --            --       15.00%
      Highest contract charge 1.30% Class B      $128.59            --                 --            --       14.10%
      All contract charges                            --           248           $ 42,946          0.21%         --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2016  Lowest contract charge 0.50% Class B       $190.69            --                 --            --        0.38%
      Highest contract charge 1.45% Class B      $167.04            --                 --            --       (0.58)%
      All contract charges                            --           887           $152,942          0.00%         --
2015  Lowest contract charge 0.50% Class B       $189.97            --                 --            --        0.76%
      Highest contract charge 1.45% Class B      $168.01            --                 --            --       (0.20)%
      All contract charges                            --         1,022           $177,302          0.00%         --
2014  Lowest contract charge 0.50% Class B       $188.54            --                 --            --        3.28%
      Highest contract charge 1.45% Class B      $168.35            --                 --            --        2.30%
      All contract charges                            --         1,111           $192,775          0.00%         --
2013  Lowest contract charge 0.50% Class B       $182.55            --                 --            --       38.38%
      Highest contract charge 1.45% Class B      $164.57            --                 --            --       37.06%
      All contract charges                            --         1,169           $197,650          0.00%         --
2012  Lowest contract charge 0.50% Class B       $131.92            --                 --            --       19.83%
      Highest contract charge 1.45% Class B      $120.07            --                 --            --       18.68%
      All contract charges                            --         1,067           $131,515          0.01%         --
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND
2016  Lowest contract charge 0.50% Class B       $102.24            --                 --            --        4.35%
      Highest contract charge 1.25% Class B      $100.98            --                 --            --        3.56%
      All contract charges                            --            26           $  2,603          4.08%         --
2015  Lowest contract charge 0.50% Class B(g)    $ 97.98            --                 --            --       (2.28)%
      Highest contract charge 1.25% Class B(g)   $ 97.51            --                 --            --       (2.72)%
      All contract charges                            --             7           $    678          3.46%         --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2016     Lowest contract charge 0.40% Class B          $130.96           --                  --            --         9.99%
         Highest contract charge 1.45% Class B         $132.13           --                  --            --         8.85%
         All contract charges                               --          668             $89,565          2.48%          --
2015     Lowest contract charge 0.40% Class B          $119.06           --                  --            --        (3.42)%
         Highest contract charge 1.45% Class B         $121.39           --                  --            --        (4.44)%
         All contract charges                               --          710             $87,422          2.32%          --
2014     Lowest contract charge 0.40% Class B          $123.27           --                  --            --         5.77%
         Highest contract charge 1.45% Class B         $127.03           --                  --            --         4.65%
         All contract charges                               --          722             $92,522          2.38%          --
2013     Lowest contract charge 0.40% Class B          $116.54           --                  --            --        14.12%
         Highest contract charge 1.45% Class B         $121.38           --                  --            --        12.92%
         All contract charges                               --          664             $81,308          2.40%          --
2012     Lowest contract charge 0.40% Class B(b)       $102.12           --                  --            --         2.16%
         Highest contract charge 1.45% Class B         $107.49           --                  --            --         9.61%
         All contract charges                               --          669             $72,627          3.08%          --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2016     Lowest contract charge 0.50% Class B          $172.18           --                  --            --        24.24%
         Highest contract charge 1.45% Class B         $155.96           --                  --            --        23.06%
         All contract charges                               --          123             $19,631          0.38%          --
2015     Lowest contract charge 0.50% Class B          $138.59           --                  --            --        (7.01)%
         Highest contract charge 1.45% Class B         $126.74           --                  --            --        (7.89)%
         All contract charges                               --          127             $16,276          0.23%          --
2014     Lowest contract charge 0.50% Class B          $149.03           --                  --            --         1.62%
         Highest contract charge 1.45% Class B         $137.60           --                  --            --         0.64%
         All contract charges                               --          137             $18,940          0.02%          --
2013     Lowest contract charge 0.50% Class B          $146.66           --                  --            --        36.00%
         Highest contract charge 1.45% Class B         $136.72           --                  --            --        34.70%
         All contract charges                               --          144             $19,941          0.11%          --
2012     Lowest contract charge 0.50% Class B          $107.84           --                  --            --        16.24%
         Highest contract charge 1.45% Class B         $101.50           --                  --            --        15.13%
         All contract charges                               --          148             $15,132          0.72%          --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2016     Lowest contract charge 0.50% Class B          $124.18           --                  --            --         8.95%
         Highest contract charge 1.34% Class B         $114.45           --                  --            --         8.03%
         All contract charges                               --          600             $69,558          1.63%          --
2015     Lowest contract charge 0.50% Class B          $113.98           --                  --            --        (3.28)%
         Highest contract charge 1.34% Class B         $105.94           --                  --            --        (4.10)%
         All contract charges                               --          646             $69,206          1.24%          --
2014     Lowest contract charge 0.50% Class B          $117.85           --                  --            --         4.94%
         Highest contract charge 1.34% Class B         $110.47           --                  --            --         4.06%
         All contract charges                               --          646             $72,011          1.75%          --
2013     Lowest contract charge 0.50% Class B          $112.30           --                  --            --        22.68%
         Highest contract charge 1.34% Class B         $106.16           --                  --            --        21.63%
         All contract charges                               --          599             $64,174          1.18%          --
2012     Lowest contract charge 0.50% Class B          $ 91.54           --                  --            --        14.14%
         Highest contract charge 1.34% Class B         $ 87.28           --                  --            --        13.19%
         All contract charges                               --          589             $51,679          1.81%          --
AXA/HORIZON SMALL CAP VALUE
2016     Lowest contract charge 0.50% Class B          $108.45           --                  --            --        23.63%
         Highest contract charge 1.25% Class B(g)      $107.12           --                  --            --        22.70%
         All contract charges                               --            3             $   307          3.23%          --
2015     Lowest contract charge 0.50% Class B(g)       $ 87.72           --                  --            --       (11.70)%
         Highest contract charge 1.20% Class B(g)      $ 87.33           --                  --            --       (12.07)%
         All contract charges                               --            1             $    76          0.81%          --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA/JANUS ENTERPRISE
2016  Lowest contract charge 0.40% Class B       $125.92            --                 --            --        (4.71)%
      Highest contract charge 1.45% Class B      $192.44            --                 --            --        (5.72)%
      All contract charges                            --         1,279           $244,983          0.00%          --
2015  Lowest contract charge 0.40% Class B       $132.15            --                 --            --        (5.87)%
      Highest contract charge 1.45% Class B      $204.11            --                 --            --        (6.86)%
      All contract charges                            --         1,341           $269,875          0.00%          --
2014  Lowest contract charge 0.40% Class B       $140.39            --                 --            --        (1.11)%
      Highest contract charge 1.45% Class B      $219.15            --                 --            --        (2.15)%
      All contract charges                            --         1,333           $287,981          0.00%          --
2013  Lowest contract charge 0.40% Class B       $141.96            --                 --            --        37.99%
      Highest contract charge 1.45% Class B      $223.97            --                 --            --        36.53%
      All contract charges                            --         1,315           $290,113          0.00%          --
2012  Lowest contract charge 0.40% Class B(b)    $102.88            --                 --            --         2.91%
      Highest contract charge 1.45% Class B      $164.04            --                 --            --         7.17%
      All contract charges                            --         1,334           $215,643          0.48%          --
AXA/LOOMIS SAYLES GROWTH
2016  Lowest contract charge 0.40% Class B       $160.84            --                 --            --         6.38%
      Highest contract charge 1.45% Class B      $215.32            --                 --            --         5.27%
      All contract charges                            --           286           $ 61,039          0.37%          --
2015  Lowest contract charge 0.40% Class B       $151.19            --                 --            --        11.08%
      Highest contract charge 1.45% Class B      $204.55            --                 --            --         9.91%
      All contract charges                            --           223           $ 45,979          0.12%          --
2014  Lowest contract charge 0.40% Class B       $136.11            --                 --            --         7.39%
      Highest contract charge 1.45% Class B      $186.11            --                 --            --         6.26%
      All contract charges                            --           223           $ 42,010          0.11%          --
2013  Lowest contract charge 0.40% Class B       $126.74            --                 --            --        26.75%
      Highest contract charge 1.45% Class B      $175.15            --                 --            --        25.43%
      All contract charges                            --           255           $ 44,612          0.81%          --
2012  Lowest contract charge 0.40% Class B(b)    $ 99.99            --                 --            --        (0.22)%
      Highest contract charge 1.45% Class B      $139.64            --                 --            --        10.94%
      All contract charges                            --           277           $ 38,861          0.84%          --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B       $153.85            --                 --            --        12.60%
      Highest contract charge 1.45% Class B      $139.36            --                 --            --        11.52%
      All contract charges                            --           189           $ 26,930          2.21%          --
2015  Lowest contract charge 0.50% Class B       $136.64            --                 --            --        (2.87)%
      Highest contract charge 1.45% Class B      $124.96            --                 --            --        (3.80)%
      All contract charges                            --           203           $ 25,859          1.81%          --
2014  Lowest contract charge 0.50% Class B       $140.68            --                 --            --         9.16%
      Highest contract charge 1.45% Class B      $129.89            --                 --            --         8.11%
      All contract charges                            --           225           $ 29,735          1.75%          --
2013  Lowest contract charge 0.50% Class B       $128.88            --                 --            --        28.62%
      Highest contract charge 1.45% Class B      $120.15            --                 --            --        27.40%
      All contract charges                            --           251           $ 30,649          0.70%          --
2012  Lowest contract charge 0.50% Class B       $100.20            --                 --            --        13.63%
      Highest contract charge 1.45% Class B      $ 94.31            --                 --            --        12.54%
      All contract charges                            --           277           $ 26,266          1.35%          --
AXA/PACIFIC GLOBAL SMALL CAP VALUE
2016  Lowest contract charge 0.50% Class B       $103.81            --                 --            --        28.22%
      Highest contract charge 1.25% Class B      $102.53            --                 --            --        27.26%
      All contract charges                            --             4           $    404          0.97%          --
2015  Lowest contract charge 0.50% Class B(g)    $ 80.96            --                 --            --       (17.53)%
      Highest contract charge 1.25% Class B(g)   $ 80.57            --                 --            --       (17.91)%
      All contract charges                            --             1           $    121          0.22%          --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2016  Lowest contract charge 0.50% Class B       $125.28           --                  --            --        4.74%
      Highest contract charge 1.45% Class B      $113.48           --                  --            --        3.75%
      All contract charges                            --          381             $43,936          0.69%         --
2015  Lowest contract charge 0.50% Class B       $119.61           --                  --            --       (3.12)%
      Highest contract charge 1.45% Class B      $109.38           --                  --            --       (4.05)%
      All contract charges                            --          399             $44,162          0.00%         --
2014  Lowest contract charge 0.50% Class B       $123.46           --                  --            --        0.59%
      Highest contract charge 1.45% Class B      $114.00           --                  --            --       (0.37)%
      All contract charges                            --          405             $46,619          1.40%         --
2013  Lowest contract charge 0.50% Class B       $122.73           --                  --            --       26.30%
      Highest contract charge 1.45% Class B      $114.42           --                  --            --       25.10%
      All contract charges                            --          394             $45,428          0.82%         --
2012  Lowest contract charge 0.50% Class B       $ 97.17           --                  --            --       18.75%
      Highest contract charge 1.45% Class B      $ 91.46           --                  --            --       17.60%
      All contract charges                            --          379             $34,837          1.35%         --
CHARTER/SM/ INTERNATIONAL MODERATE
2016  Lowest contract charge 0.50% Class B       $ 96.45           --                  --            --        4.86%
      Highest contract charge 1.25% Class B(g)   $ 95.27           --                  --            --        4.07%
      All contract charges                            --           --             $    51          3.30%         --
2015  Lowest contract charge 0.50% Class B(g)    $ 91.98           --                  --            --       (6.45)%
      Highest contract charge 1.20% Class B(g)   $ 91.57           --                  --            --       (6.85)%
      All contract charges                            --           --             $    23          3.08%         --
CHARTER/SM/ MULTI-SECTOR BOND
2016  Lowest contract charge 0.70% Class A       $120.09           --                  --            --        2.21%
      Highest contract charge 1.45% Class A      $ 97.11           --                  --            --        1.44%
      All contract charges                            --          370             $61,071          1.95%         --
2015  Lowest contract charge 0.70% Class A       $117.49           --                  --            --       (1.34)%
      Highest contract charge 1.45% Class A      $ 95.73           --                  --            --       (2.08)%
      All contract charges                            --          401             $65,307          1.52%         --
2014  Lowest contract charge 0.70% Class A       $119.08           --                  --            --        1.66%
      Highest contract charge 1.45% Class A      $ 97.76           --                  --            --        0.90%
      All contract charges                            --          433             $72,235          2.48%         --
2013  Lowest contract charge 0.70% Class A       $117.13           --                  --            --       (1.70)%
      Highest contract charge 1.45% Class A      $ 96.89           --                  --            --       (2.45)%
      All contract charges                            --          476             $78,335          3.40%         --
2012  Lowest contract charge 0.50% Class A       $102.94           --                  --            --        4.81%
      Highest contract charge 1.45% Class A      $ 99.32           --                  --            --        3.80%
      All contract charges                            --          520             $87,757          2.29%         --
CHARTER/SM/ MULTI-SECTOR BOND
2016  Lowest contract charge 0.50% Class B       $135.69           --                  --            --        2.42%
      Highest contract charge 1.30% Class B      $ 95.37           --                  --            --        1.61%
      All contract charges                            --          249             $25,975          1.95%         --
2015  Lowest contract charge 0.50% Class B       $132.49           --                  --            --       (1.13)%
      Highest contract charge 1.30% Class B      $ 93.86           --                  --            --       (1.92)%
      All contract charges                            --          256             $26,346          1.52%         --
2014  Lowest contract charge 0.50% Class B       $134.01           --                  --            --        1.88%
      Highest contract charge 1.30% Class B      $ 95.70           --                  --            --        1.08%
      All contract charges                            --          262             $27,445          2.48%         --
2013  Lowest contract charge 0.50% Class B       $131.54           --                  --            --       (1.36)%
      Highest contract charge 1.30% Class B      $ 94.68           --                  --            --       (2.15)%
      All contract charges                            --          275             $28,502          3.40%         --
2012  Lowest contract charge 0.50% Class B       $133.36           --                  --            --        4.79%
      Highest contract charge 1.30% Class B      $ 96.76           --                  --            --        3.96%
      All contract charges                            --          300             $31,613          2.29%         --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
CHARTER/SM/ REAL ASSETS
2016  Lowest contract charge 0.50% Class B(g)    $ 97.41            --                 --            --        12.15%
      Highest contract charge 1.25% Class B      $ 96.22            --                 --            --        11.31%
      All contract charges                            --             1           $    170          3.31%          --
2015  Lowest contract charge 1.20% Class B(g)    $ 86.47            --                 --            --       (12.49)%
      Highest contract charge 1.25% Class B(g)   $ 86.44            --                 --            --       (12.52)%
      All contract charges                            --            --           $     13          2.81%          --
CHARTER/SM/ SMALL CAP GROWTH
2016  Lowest contract charge 0.50% Class B       $183.29            --                 --            --         8.81%
      Highest contract charge 1.45% Class B      $163.00            --                 --            --         7.77%
      All contract charges                            --           244           $ 40,272          0.00%          --
2015  Lowest contract charge 0.50% Class B       $168.45            --                 --            --        (6.52)%
      Highest contract charge 1.45% Class B      $151.25            --                 --            --        (7.41)%
      All contract charges                            --           265           $ 40,398          0.26%          --
2014  Lowest contract charge 0.70% Class B       $176.51            --                 --            --        (3.29)%
      Highest contract charge 1.45% Class B      $163.35            --                 --            --        (4.02)%
      All contract charges                            --           288           $ 47,082          0.00%          --
2013  Lowest contract charge 0.50% Class B       $185.94            --                 --            --        47.03%
      Highest contract charge 1.45% Class B      $170.19            --                 --            --        45.64%
      All contract charges                            --           340           $ 57,990          0.00%          --
2012  Lowest contract charge 0.50% Class B       $126.46            --                 --            --        10.81%
      Highest contract charge 1.45% Class B      $116.86            --                 --            --         9.76%
      All contract charges                            --           327           $ 38,523          0.00%          --
CHARTER/SM/ SMALL CAP VALUE
2016  Lowest contract charge 0.50% Class B       $273.66            --                 --            --        24.61%
      Highest contract charge 1.45% Class B      $193.10            --                 --            --        23.43%
      All contract charges                            --           469           $117,210          1.36%          --
2015  Lowest contract charge 0.50% Class B       $219.62            --                 --            --       (13.57)%
      Highest contract charge 1.45% Class B      $156.45            --                 --            --       (14.40)%
      All contract charges                            --           504           $101,765          0.51%          --
2014  Lowest contract charge 0.50% Class B       $254.09            --                 --            --        (5.58)%
      Highest contract charge 1.45% Class B      $182.76            --                 --            --        (6.48)%
      All contract charges                            --           537           $126,327          0.16%          --
2013  Lowest contract charge 0.50% Class B       $269.12            --                 --            --        42.01%
      Highest contract charge 1.45% Class B      $195.43            --                 --            --        40.65%
      All contract charges                            --           592           $148,120          0.55%          --
2012  Lowest contract charge 0.50% Class B       $189.51            --                 --            --        16.19%
      Highest contract charge 1.45% Class B      $138.95            --                 --            --        15.08%
      All contract charges                            --           629           $112,152          0.58%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2016  Lowest contract charge 0.50% Class B       $258.55            --                 --            --        17.38%
      Highest contract charge 1.45% Class B      $274.64            --                 --            --        16.26%
      All contract charges                            --         2,429           $759,183          1.54%          --
2015  Lowest contract charge 0.50% Class B       $220.27            --                 --            --        (6.62)%
      Highest contract charge 1.45% Class B      $236.23            --                 --            --        (7.51)%
      All contract charges                            --         2,398           $648,716          1.31%          --
2014  Lowest contract charge 0.50% Class B       $235.89            --                 --            --         9.16%
      Highest contract charge 1.45% Class B      $255.41            --                 --            --         8.11%
      All contract charges                            --         2,356           $693,101          1.09%          --
2013  Lowest contract charge 0.50% Class B       $216.10            --                 --            --        37.04%
      Highest contract charge 1.45% Class B      $236.25            --                 --            --        35.74%
      All contract charges                            --         2,291           $629,177          1.65%          --
2012  Lowest contract charge 0.50% Class B       $157.69            --                 --            --        13.06%
      Highest contract charge 1.45% Class B      $174.05            --                 --            --        11.99%
      All contract charges                            --         2,239           $456,812          1.59%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                             ---------- ----------------- ----------------- ------------- --------
EQ/BOSTON ADVISORS EQUITY INCOME
2016  Lowest contract charge 0.50% Class B    $209.90            --                  --           --       12.42%
      Highest contract charge 1.45% Class B   $186.68            --                  --           --       11.35%
      All contract charges                         --           569          $  107,751         2.00%         --
2015  Lowest contract charge 0.50% Class B    $186.71            --                  --           --       (2.19)%
      Highest contract charge 1.45% Class B   $167.65            --                  --           --       (3.13)%
      All contract charges                         --           604          $  102,239         1.58%         --
2014  Lowest contract charge 0.50% Class B    $190.90            --                  --           --        8.13%
      Highest contract charge 1.45% Class B   $173.06            --                  --           --        7.09%
      All contract charges                         --           630          $  109,337         1.56%         --
2013  Lowest contract charge 0.50% Class B    $176.55            --                  --           --       31.10%
      Highest contract charge 1.45% Class B   $161.60            --                  --           --       29.85%
      All contract charges                         --           649          $  105,279         2.16%         --
2012  Lowest contract charge 0.50% Class B    $134.67            --                  --           --       17.15%
      Highest contract charge 1.45% Class B   $124.45            --                  --           --       16.02%
      All contract charges                         --           564          $   70,741         2.09%         --
EQ/CAPITAL GUARDIAN RESEARCH
2016  Lowest contract charge 0.70% Class B    $236.07            --                  --           --        7.66%
      Highest contract charge 1.45% Class B   $206.96            --                  --           --        6.86%
      All contract charges                         --           954          $  194,061         0.87%         --
2015  Lowest contract charge 0.70% Class B    $219.27            --                  --           --        1.20%
      Highest contract charge 1.45% Class B   $193.68            --                  --           --        0.43%
      All contract charges                         --         1,011          $  193,583         0.57%         --
2014  Lowest contract charge 0.70% Class B    $216.67            --                  --           --        9.74%
      Highest contract charge 1.45% Class B   $192.85            --                  --           --        8.91%
      All contract charges                         --         1,058          $  203,147         0.70%         --
2013  Lowest contract charge 0.70% Class B    $197.44            --                  --           --       30.84%
      Highest contract charge 1.45% Class B   $177.07            --                  --           --       29.85%
      All contract charges                         --         1,151          $  203,683         1.45%         --
2012  Lowest contract charge 0.70% Class B    $150.90            --                  --           --       16.59%
      Highest contract charge 1.45% Class B   $136.36            --                  --           --       15.71%
      All contract charges                         --         1,220          $  166,755         0.91%         --
EQ/COMMON STOCK INDEX
2016  Lowest contract charge 0.70% Class A    $250.51            --                  --           --       10.91%
      Highest contract charge 1.45% Class A   $170.82            --                  --           --       10.08%
      All contract charges                         --         3,867          $2,054,312         1.54%         --
2015  Lowest contract charge 0.70% Class A    $225.87            --                  --           --       (0.76)%
      Highest contract charge 1.45% Class A   $155.18            --                  --           --       (1.50)%
      All contract charges                         --         4,237          $2,036,713         1.35%         --
2014  Lowest contract charge 0.70% Class A    $227.59            --                  --           --       11.27%
      Highest contract charge 1.45% Class A   $157.55            --                  --           --       10.43%
      All contract charges                         --         4,600          $2,238,543         1.22%         --
2013  Lowest contract charge 0.70% Class A    $204.53            --                  --           --       31.54%
      Highest contract charge 1.45% Class A   $142.67            --                  --           --       30.55%
      All contract charges                         --         5,042          $2,214,801         1.28%         --
2012  Lowest contract charge 0.50% Class A    $102.86            --                  --           --       15.02%
      Highest contract charge 1.45% Class A   $109.28            --                  --           --       13.92%
      All contract charges                         --         5,579          $1,869,594         1.54%         --
EQ/COMMON STOCK INDEX
2016  Lowest contract charge 0.40% Class B    $166.28            --                  --           --       11.25%
      Highest contract charge 1.30% Class B   $152.11            --                  --           --       10.26%
      All contract charges                         --           881          $  144,886         1.54%         --
2015  Lowest contract charge 0.40% Class B    $149.47            --                  --           --       (0.46)%
      Highest contract charge 1.30% Class B   $137.96            --                  --           --       (1.34)%
      All contract charges                         --           870          $  130,043         1.35%         --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/COMMON STOCK INDEX (CONTINUED)
2014  Lowest contract charge 0.40% Class B       $150.16            --                 --            --        11.61%
      Highest contract charge 1.30% Class B      $139.83            --                 --            --        10.61%
      All contract charges                            --           888           $134,632          1.22%          --
2013  Lowest contract charge 0.40% Class B       $134.54            --                 --            --        31.94%
      Highest contract charge 1.30% Class B      $126.42            --                 --            --        30.76%
      All contract charges                            --           908           $125,249          1.28%          --
2012  Lowest contract charge 0.40% Class B(b)    $101.97            --                 --            --         1.74%
      Highest contract charge 1.30% Class B      $ 96.68            --                 --            --        14.12%
      All contract charges                            --           895           $ 93,945          1.54%          --
EQ/CORE BOND INDEX
2016  Lowest contract charge 0.40% Class B       $102.06            --                 --            --         0.97%
      Highest contract charge 1.45% Class B      $112.84            --                 --            --        (0.09)%
      All contract charges                            --           991           $114,324          1.52%          --
2015  Lowest contract charge 0.40% Class B       $101.08            --                 --            --         0.04%
      Highest contract charge 1.45% Class B      $112.94            --                 --            --        (1.03)%
      All contract charges                            --           963           $110,934          1.50%          --
2014  Lowest contract charge 0.40% Class B       $101.04            --                 --            --         2.01%
      Highest contract charge 1.45% Class B      $114.11            --                 --            --         0.94%
      All contract charges                            --           956           $111,253          1.30%          --
2013  Lowest contract charge 0.40% Class B       $ 99.05            --                 --            --        (1.99)%
      Highest contract charge 1.45% Class B      $113.05            --                 --            --        (3.02)%
      All contract charges                            --           981           $112,879          1.15%          --
2012  Lowest contract charge 0.40% Class B(b)    $101.06            --                 --            --         1.02%
      Highest contract charge 1.45% Class B      $116.57            --                 --            --         1.66%
      All contract charges                            --         1,022           $120,948          1.43%          --
EQ/EMERGING MARKETS EQUITY PLUS
2016  Lowest contract charge 0.50% Class B       $ 81.33            --                 --            --         9.15%
      Highest contract charge 1.34% Class B      $ 78.86            --                 --            --         8.23%
      All contract charges                            --            72           $  5,741          0.92%          --
2015  Lowest contract charge 0.50% Class B       $ 74.51            --                 --            --       (18.56)%
      Highest contract charge 1.34% Class B      $ 72.86            --                 --            --       (19.24)%
      All contract charges                            --            54           $  3,974          0.74%          --
2014  Lowest contract charge 0.50% Class B       $ 91.49            --                 --            --        (3.64)%
      Highest contract charge 1.34% Class B      $ 90.22            --                 --            --        (4.46)%
      All contract charges                            --            33           $  3,010          0.73%          --
2013  Lowest contract charge 0.50% Class B(c)    $ 94.95            --                 --            --        (4.18)%
      Highest contract charge 1.34% Class B(c)   $ 94.43            --                 --            --        (4.67)%
      All contract charges                            --            12           $  1,233          1.05%          --
EQ/EQUITY 500 INDEX
2016  Lowest contract charge 0.70% Class A       $276.23            --                 --            --        10.46%
      Highest contract charge 1.45% Class A      $189.97            --                 --            --         9.63%
      All contract charges                            --         2,006           $993,755          1.68%          --
2015  Lowest contract charge 0.70% Class A       $250.07            --                 --            --         0.09%
      Highest contract charge 1.45% Class A      $173.28            --                 --            --        (0.66)%
      All contract charges                            --         2,050           $923,739          1.64%          --
2014  Lowest contract charge 0.70% Class A       $249.84            --                 --            --        12.19%
      Highest contract charge 1.45% Class A      $174.44            --                 --            --        11.34%
      All contract charges                            --         2,097           $950,100          1.41%          --
2013  Lowest contract charge 0.70% Class A       $ 222.7            --                 --            --        30.59%
      Highest contract charge 1.45% Class A      $156.67            --                 --            --        29.60%
      All contract charges                            --         2,171           $883,708          1.48%          --
2012  Lowest contract charge 0.50% Class A       $112.35            --                 --            --        14.65%
      Highest contract charge 1.45% Class A      $120.89            --                 --            --        13.57%
      All contract charges                            --         2,282           $715,915          1.69%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/EQUITY 500 INDEX
2016  Lowest contract charge 0.40% Class B      $165.94            --                 --            --       10.78%
      Highest contract charge 1.30% Class B     $167.02            --                 --            --        9.81%
      All contract charges                           --         1,771           $325,092          1.68%         --
2015  Lowest contract charge 0.40% Class B      $149.79            --                 --            --        0.39%
      Highest contract charge 1.30% Class B     $152.10            --                 --            --       (0.51)%
      All contract charges                           --         1,478           $245,385          1.64%         --
2014  Lowest contract charge 0.40% Class B      $149.21            --                 --            --       12.53%
      Highest contract charge 1.30% Class B     $152.88            --                 --            --       11.52%
      All contract charges                           --         1,253           $207,743          1.41%         --
2013  Lowest contract charge 0.40% Class B      $132.60            --                 --            --       30.99%
      Highest contract charge 1.30% Class B     $137.09            --                 --            --       29.83%
      All contract charges                           --         1,095           $162,807          1.48%         --
2012  Lowest contract charge 0.40% Class B(b)   $101.23            --                 --            --        1.05%
      Highest contract charge 1.30% Class B     $105.59            --                 --            --       13.75%
      All contract charges                           --           986           $112,301          1.69%         --
EQ/GAMCO MERGERS AND ACQUISITIONS
2016  Lowest contract charge 0.50% Class B      $169.97            --                 --            --        7.16%
      Highest contract charge 1.45% Class B     $151.98            --                 --            --        6.14%
      All contract charges                           --           116           $ 17,653          0.01%         --
2015  Lowest contract charge 0.50% Class B      $158.62            --                 --            --        2.10%
      Highest contract charge 1.34% Class B     $144.91            --                 --            --        1.24%
      All contract charges                           --           127           $ 18,277          0.00%         --
2014  Lowest contract charge 0.50% Class B      $155.35            --                 --            --        1.13%
      Highest contract charge 1.34% Class B     $143.13            --                 --            --        0.28%
      All contract charges                           --           141           $ 20,188          0.00%         --
2013  Lowest contract charge 0.50% Class B      $153.61            --                 --            --       10.43%
      Highest contract charge 1.45% Class B     $141.35            --                 --            --        9.37%
      All contract charges                           --           149           $ 21,110          0.42%         --
2012  Lowest contract charge 0.50% Class B      $139.10            --                 --            --        4.72%
      Highest contract charge 1.45% Class B     $129.24            --                 --            --        3.72%
      All contract charges                           --           150           $ 19,467          0.00%         --
EQ/GAMCO SMALL COMPANY VALUE
2016  Lowest contract charge 0.00% Class B(i)   $120.04            --                 --            --       36.95%
      Highest contract charge 1.45% Class B     $317.46            --                 --            --       21.49%
      All contract charges                           --         2,786           $878,428          0.52%         --
2015  Lowest contract charge 0.40% Class B      $144.27            --                 --            --       (6.08)%
      Highest contract charge 1.45% Class B     $261.31            --                 --            --       (7.07)%
      All contract charges                           --         2,669           $692,281          0.54%         --
2014  Lowest contract charge 0.40% Class B      $153.61            --                 --            --        2.66%
      Highest contract charge 1.45% Class B     $281.18            --                 --            --        1.57%
      All contract charges                           --         2,576           $717,726          0.28%         --
2013  Lowest contract charge 0.40% Class B      $149.63            --                 --            --       38.56%
      Highest contract charge 1.45% Class B     $276.83            --                 --            --       37.10%
      All contract charges                           --         2,476           $678,585          0.28%         --
2012  Lowest contract charge 0.40% Class B(b)   $107.99            --                 --            --        7.26%
      Highest contract charge 1.45% Class B     $201.92            --                 --            --       16.14%
      All contract charges                           --         2,285           $456,724          1.31%         --
EQ/GLOBAL BOND PLUS
2016  Lowest contract charge 0.50% Class B      $124.43            --                 --            --        0.18%
      Highest contract charge 1.45% Class B     $111.71            --                 --            --       (0.78)%
      All contract charges                           --           473           $ 54,198          1.80%         --
2015  Lowest contract charge 0.50% Class B      $124.21            --                 --            --       (4.28)%
      Highest contract charge 1.45% Class B     $112.59            --                 --            --       (5.20)%
      All contract charges                           --           516           $ 59,622          0.04%         --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/GLOBAL BOND PLUS (CONTINUED)
2014  Lowest contract charge 0.50% Class B       $129.77           --                  --            --        0.39%
      Highest contract charge 1.45% Class B      $118.76           --                  --            --       (0.58)%
      All contract charges                            --          573             $69,454          0.66%         --
2013  Lowest contract charge 0.50% Class B       $129.27           --                  --            --       (3.00)%
      Highest contract charge 1.45% Class B      $119.45           --                  --            --       (3.93)%
      All contract charges                            --          616             $74,946          0.01%         --
2012  Lowest contract charge 0.50% Class B       $133.27           --                  --            --        3.20%
      Highest contract charge 1.45% Class B      $124.33           --                  --            --        2.21%
      All contract charges                            --          684             $86,443          1.44%         --
EQ/HIGH YIELD BOND
2016  Lowest contract charge 0.50% Class B       $110.70           --                  --            --       11.17%
      Highest contract charge 1.34% Class B      $107.33           --                  --            --       10.23%
      All contract charges                            --           78             $ 8,523          6.19%         --
2015  Lowest contract charge 0.50% Class B       $ 99.58           --                  --            --       (3.57)%
      Highest contract charge 1.34% Class B      $ 97.37           --                  --            --       (4.39)%
      All contract charges                            --           55             $ 5,403          7.01%         --
2014  Lowest contract charge 0.50% Class B(c)    $103.27           --                  --            --        1.40%
      Highest contract charge 1.34% Class B      $101.84           --                  --            --        0.54%
      All contract charges                            --           30             $ 3,131          5.58%         --
2013  Lowest contract charge 0.90% Class B(c)    $101.58           --                  --            --        1.91%
      Highest contract charge 1.34% Class B(c)   $101.29           --                  --            --        1.63%
      All contract charges                            --           10             $ 1,010          8.79%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2016  Lowest contract charge 0.70% Class A       $164.36           --                  --            --       (0.25)%
      Highest contract charge 1.45% Class A      $137.29           --                  --            --       (1.00)%
      All contract charges                            --          257             $43,502          0.66%         --
2015  Lowest contract charge 0.70% Class A       $164.77           --                  --            --       (0.28)%
      Highest contract charge 1.45% Class A      $138.68           --                  --            --       (1.03)%
      All contract charges                            --          275             $46,641          0.58%         --
2014  Lowest contract charge 0.70% Class A       $165.23           --                  --            --        0.82%
      Highest contract charge 1.45% Class A      $140.12           --                  --            --        0.06%
      All contract charges                            --          295             $50,548          0.39%         --
2013  Lowest contract charge 0.70% Class A       $163.88           --                  --            --       (2.33)%
      Highest contract charge 1.45% Class A      $140.04           --                  --            --       (3.07)%
      All contract charges                            --          336             $56,347          0.21%         --
2012  Lowest contract charge 0.70% Class A       $167.79           --                  --            --        0.27%
      Highest contract charge 1.45% Class A      $144.47           --                  --            --       (0.49)%
      All contract charges                            --          374             $64,905          0.24%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2016  Lowest contract charge 0.00% Class B       $100.70           --                  --            --        0.45%
      Highest contract charge 1.30% Class B      $106.37           --                  --            --       (0.84)%
      All contract charges                            --          113             $14,492          0.66%         --
2015  Lowest contract charge 0.00% Class B(h)    $100.25           --                  --            --       (0.16)%
      Highest contract charge 1.30% Class B      $107.27           --                  --            --       (0.86)%
      All contract charges                            --          104             $13,778          0.58%         --
2014  Lowest contract charge 0.50% Class B       $147.34           --                  --            --        1.02%
      Highest contract charge 1.30% Class B      $108.20           --                  --            --        0.22%
      All contract charges                            --          117             $15,511          0.39%         --
2013  Lowest contract charge 0.50% Class B       $145.85           --                  --            --       (2.13)%
      Highest contract charge 1.30% Class B      $107.96           --                  --            --       (2.90)%
      All contract charges                            --          132             $17,667          0.21%         --
2012  Lowest contract charge 0.50% Class B       $149.03           --                  --            --        0.47%
      Highest contract charge 1.30% Class B      $111.19           --                  --            --       (0.32)%
      All contract charges                            --          161             $22,012          0.24%         --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/INTERNATIONAL EQUITY INDEX
2016  Lowest contract charge 0.70% Class A      $134.41            --                 --            --        1.48%
      Highest contract charge 1.45% Class A     $104.15            --                 --            --        0.72%
      All contract charges                           --         2,321           $312,628          2.70%         --
2015  Lowest contract charge 0.70% Class A      $132.45            --                 --            --       (2.82)%
      Highest contract charge 1.45% Class A     $103.41            --                 --            --       (3.55)%
      All contract charges                           --         2,442           $325,879          2.31%         --
2014  Lowest contract charge 0.70% Class A      $136.30            --                 --            --       (7.55)%
      Highest contract charge 1.45% Class A     $107.22            --                 --            --       (8.25)%
      All contract charges                           --         2,554           $352,788          2.95%         --
2013  Lowest contract charge 0.70% Class A      $147.43            --                 --            --       20.62%
      Highest contract charge 1.45% Class A     $116.86            --                 --            --       19.71%
      All contract charges                           --         2,709           $407,476          2.22%         --
2012  Lowest contract charge 0.50% Class A      $ 78.26            --                 --            --       15.68%
      Highest contract charge 1.45% Class A     $ 97.62            --                 --            --       14.58%
      All contract charges                           --         2,926           $367,081          2.99%         --
EQ/INTERNATIONAL EQUITY INDEX
2016  Lowest contract charge 0.40% Class B      $122.27            --                 --            --        1.78%
      Highest contract charge 1.30% Class B     $ 79.00            --                 --            --        0.88%
      All contract charges                           --           321           $ 32,071          2.70%         --
2015  Lowest contract charge 0.40% Class B      $120.13            --                 --            --       (2.52)%
      Highest contract charge 1.30% Class B     $ 78.31            --                 --            --       (3.39)%
      All contract charges                           --           360           $ 35,412          2.31%         --
2014  Lowest contract charge 0.40% Class B(b)   $123.24            --                 --            --       (7.28)%
      Highest contract charge 1.30% Class B     $ 81.06            --                 --            --       (8.10)%
      All contract charges                           --           369           $ 37,872          2.95%         --
2013  Lowest contract charge 0.50% Class B      $123.74            --                 --            --       20.86%
      Highest contract charge 1.30% Class B     $ 88.20            --                 --            --       19.90%
      All contract charges                           --           418           $ 47,134          2.22%         --
2012  Lowest contract charge 0.50% Class B      $102.38            --                 --            --       15.68%
      Highest contract charge 1.30% Class B     $ 73.56            --                 --            --       14.78%
      All contract charges                           --           456           $ 42,914          2.99%         --
EQ/INVESCO COMSTOCK
2016  Lowest contract charge 0.50% Class B      $196.66            --                 --            --       16.79%
      Highest contract charge 1.45% Class B     $175.84            --                 --            --       15.68%
      All contract charges                           --           661           $117,507          2.49%         --
2015  Lowest contract charge 0.50% Class B      $168.39            --                 --            --       (6.66)%
      Highest contract charge 1.45% Class B     $152.01            --                 --            --       (7.55)%
      All contract charges                           --           718           $109,963          2.11%         --
2014  Lowest contract charge 0.50% Class B      $180.41            --                 --            --        8.37%
      Highest contract charge 1.45% Class B     $164.43            --                 --            --        7.34%
      All contract charges                           --           763           $125,870          1.98%         --
2013  Lowest contract charge 0.50% Class B      $166.47            --                 --            --       34.36%
      Highest contract charge 1.45% Class B     $153.19            --                 --            --       33.08%
      All contract charges                           --           267           $ 41,252          4.48%         --
2012  Lowest contract charge 0.50% Class B      $123.90            --                 --            --       17.83%
      Highest contract charge 1.45% Class B     $115.11            --                 --            --       16.70%
      All contract charges                           --           229           $ 26,677          1.29%         --
EQ/JPMORGAN VALUE OPPORTUNITIES
2016  Lowest contract charge 0.40% Class B      $189.84            --                 --            --       21.05%
      Highest contract charge 1.45% Class B     $193.64            --                 --            --       19.77%
      All contract charges                           --           406           $ 92,188          1.07%         --
2015  Lowest contract charge 0.40% Class B      $156.83            --                 --            --       (2.67)%
      Highest contract charge 1.45% Class B     $161.67            --                 --            --       (3.70)%
      All contract charges                           --           361           $ 69,659          0.71%         --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2014  Lowest contract charge 0.40% Class B(b)   $161.14            --                 --            --       13.92%
      Highest contract charge 1.45% Class B     $167.88            --                 --            --       12.72%
      All contract charges                           --           326           $ 66,253          1.07%         --
2013  Lowest contract charge 0.70% Class B      $169.26            --                 --            --       34.84%
      Highest contract charge 1.45% Class B     $148.94            --                 --            --       33.82%
      All contract charges                           --           325           $ 59,293          2.02%         --
2012  Lowest contract charge 0.70% Class B      $125.53            --                 --            --       15.24%
      Highest contract charge 1.45% Class B     $111.30            --                 --            --       14.36%
      All contract charges                           --           334           $ 45,422          0.96%         --
EQ/LARGE CAP GROWTH INDEX
2016  Lowest contract charge 0.50% Class B      $140.58            --                 --            --        5.82%
      Highest contract charge 1.45% Class B     $132.18            --                 --            --        4.80%
      All contract charges                           --         1,558           $214,005          1.04%         --
2015  Lowest contract charge 0.50% Class B      $132.85            --                 --            --        4.34%
      Highest contract charge 1.45% Class B     $126.12            --                 --            --        3.34%
      All contract charges                           --         1,518           $198,419          0.88%         --
2014  Lowest contract charge 0.50% Class B      $127.32            --                 --            --       11.67%
      Highest contract charge 1.45% Class B     $122.04            --                 --            --       10.61%
      All contract charges                           --         1,489           $187,443          0.94%         --
2013  Lowest contract charge 0.50% Class B      $114.01            --                 --            --       31.83%
      Highest contract charge 1.45% Class B     $110.33            --                 --            --       30.57%
      All contract charges                           --         1,479           $167,886          0.98%         --
2012  Lowest contract charge 0.50% Class B      $ 86.48            --                 --            --       14.15%
      Highest contract charge 1.45% Class B     $ 84.50            --                 --            --       13.06%
      All contract charges                           --         1,516           $131,427          1.24%         --
EQ/LARGE CAP VALUE INDEX
2016  Lowest contract charge 0.50% Class B      $114.95            --                 --            --       15.89%
      Highest contract charge 1.45% Class B     $103.20            --                 --            --       14.79%
      All contract charges                           --           748           $ 78,417          2.12%         --
2015  Lowest contract charge 0.50% Class B      $ 99.19            --                 --            --       (4.91)%
      Highest contract charge 1.45% Class B     $ 89.90            --                 --            --       (5.81)%
      All contract charges                           --           697           $ 63,565          1.94%         --
2014  Lowest contract charge 0.50% Class B      $104.31            --                 --            --       12.06%
      Highest contract charge 1.45% Class B     $ 95.45            --                 --            --       10.99%
      All contract charges                           --           660           $ 63,828          1.63%         --
2013  Lowest contract charge 0.70% Class B      $ 91.55            --                 --            --       30.67%
      Highest contract charge 1.45% Class B     $ 86.00            --                 --            --       29.67%
      All contract charges                           --           608           $ 52,859          1.54%         --
2012  Lowest contract charge 0.70% Class B      $ 70.06            --                 --            --       15.78%
      Highest contract charge 1.45% Class B     $ 66.32            --                 --            --       14.90%
      All contract charges                           --           603           $ 40,229          2.04%         --
EQ/MFS INTERNATIONAL GROWTH
2016  Lowest contract charge 0.40% Class B      $117.72            --                 --            --        1.57%
      Highest contract charge 1.45% Class B     $158.67            --                 --            --        0.50%
      All contract charges                           --           657           $104,466          1.02%         --
2015  Lowest contract charge 0.40% Class B      $115.90            --                 --            --       (0.21)%
      Highest contract charge 1.45% Class B     $157.88            --                 --            --       (1.26)%
      All contract charges                           --           619           $ 97,843          0.60%         --
2014  Lowest contract charge 0.40% Class B      $116.14            --                 --            --       (5.38)%
      Highest contract charge 1.45% Class B     $159.89            --                 --            --       (6.38)%
      All contract charges                           --           589           $ 93,805          0.95%         --
2013  Lowest contract charge 0.40% Class B      $122.75            --                 --            --       13.20%
      Highest contract charge 1.45% Class B     $170.79            --                 --            --       12.00%
      All contract charges                           --           572           $ 97,506          0.94%         --
2012  Lowest contract charge 0.40% Class B(b)   $108.44            --                 --            --        8.57%
      Highest contract charge 1.45% Class B     $152.49            --                 --            --       17.95%
      All contract charges                           --           529           $ 80,371          1.02%         --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/MID CAP INDEX
2016  Lowest contract charge 0.40% Class B      $174.07            --                 --            --       19.43%
      Highest contract charge 1.45% Class B     $199.33            --                 --            --       18.18%
      All contract charges                           --         2,809           $562,440          1.13%         --
2015  Lowest contract charge 0.40% Class B      $145.75            --                 --            --       (3.25)%
      Highest contract charge 1.45% Class B     $168.67            --                 --            --       (4.27)%
      All contract charges                           --         2,667           $453,031          0.87%         --
2014  Lowest contract charge 0.40% Class B      $150.64            --                 --            --        8.55%
      Highest contract charge 1.45% Class B     $176.19            --                 --            --        7.41%
      All contract charges                           --         2,613           $463,057          0.81%         --
2013  Lowest contract charge 0.40% Class B      $138.77            --                 --            --       32.05%
      Highest contract charge 1.45% Class B     $164.03            --                 --            --       30.66%
      All contract charges                           --         2,638           $434,850          0.79%         --
2012  Lowest contract charge 0.40% Class B(b)   $105.09            --                 --            --        4.58%
      Highest contract charge 1.45% Class B     $125.54            --                 --            --       15.38%
      All contract charges                           --         2,667           $336,215          0.99%         --
EQ/MONEY MARKET
2016  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.45% Class A     $108.82            --                 --            --       (1.45)%
      All contract charges                           --         1,443           $ 42,564          0.00%         --
2015  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.45% Class A     $110.42            --                 --            --       (1.45)%
      All contract charges                           --         1,266           $ 43,701          0.00%         --
2014  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.45% Class A     $112.04            --                 --            --       (1.45)%
      All contract charges                           --         1,244           $ 46,904          0.00%         --
2013  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.45% Class A     $113.69            --                 --            --       (1.45)%
      All contract charges                           --         1,837           $ 54,109          0.00%         --
2012  Lowest contract charge 0.00% Class A      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.45% Class A     $115.36            --                 --            --       (1.45)%
      All contract charges                           --         1,618           $ 59,952          0.00%         --
EQ/MONEY MARKET
2016  Lowest contract charge 0.00% Class B      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B     $ 94.49            --                 --            --       (1.28)%
      All contract charges                           --         8,365           $ 33,504          0.00%         --
2015  Lowest contract charge 0.00% Class B      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B     $ 95.72            --                 --            --       (1.29)%
      All contract charges                           --         4,538           $ 28,080          0.00%         --
2014  Lowest contract charge 0.00% Class B      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B     $ 96.97            --                 --            --       (1.28)%
      All contract charges                           --         3,275           $ 27,356          0.00%         --
2013  Lowest contract charge 0.00% Class B      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B     $ 98.23            --                 --            --       (1.29)%
      All contract charges                           --         4,019           $ 32,095          0.00%         --
2012  Lowest contract charge 0.00% Class B      $  1.00            --                 --            --        0.00%
      Highest contract charge 1.30% Class B     $ 99.51            --                 --            --       (1.29)%
      All contract charges                           --         2,361           $ 34,491          0.00%         --
EQ/OPPENHEIMER GLOBAL
2016  Lowest contract charge 0.50% Class B      $154.49            --                 --            --       (0.46)%
      Highest contract charge 1.45% Class B     $139.93            --                 --            --       (1.41)%
      All contract charges                           --           875           $123,212          0.84%         --
2015  Lowest contract charge 0.50% Class B      $155.20            --                 --            --        2.66%
      Highest contract charge 1.45% Class B     $141.93            --                 --            --        1.68%
      All contract charges                           --           852           $121,243          0.28%         --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
EQ/OPPENHEIMER GLOBAL (CONTINUED)
2014  Lowest contract charge 0.50% Class B       $151.18            --                 --            --        1.29%
      Highest contract charge 1.45% Class B      $139.58            --                 --            --        0.32%
      All contract charges                            --           729           $101,760          0.53%         --
2013  Lowest contract charge 0.50% Class B       $149.26            --                 --            --       25.70%
      Highest contract charge 1.45% Class B      $139.14            --                 --            --       24.50%
      All contract charges                            --           643           $ 89,648          2.48%         --
2012  Lowest contract charge 0.50% Class B       $118.74            --                 --            --       19.77%
      Highest contract charge 1.45% Class B      $111.76            --                 --            --       18.63%
      All contract charges                            --           555           $ 62,005          0.89%         --
EQ/PIMCO GLOBAL REAL RETURN
2016  Lowest contract charge 0.50% Class B       $104.42            --                 --            --        9.78%
      Highest contract charge 1.45% Class B      $100.83            --                 --            --        8.72%
      All contract charges                            --           245           $ 24,965          5.89%         --
2015  Lowest contract charge 0.50% Class B       $ 95.12            --                 --            --       (2.85)%
      Highest contract charge 1.45% Class B      $ 92.74            --                 --            --       (3.78)%
      All contract charges                            --           184           $ 17,168          1.51%         --
2014  Lowest contract charge 0.50% Class B       $ 97.91            --                 --            --        7.32%
      Highest contract charge 1.45% Class B(c)   $ 96.38            --                 --            --        6.31%
      All contract charges                            --            96           $  9,392          7.98%         --
2013  Lowest contract charge 0.50% Class B(c)    $ 91.23            --                 --            --       (7.50)%
      Highest contract charge 1.34% Class B(c)   $ 90.73            --                 --            --       (7.98)%
      All contract charges                            --            25           $  2,381          0.18%         --
EQ/PIMCO ULTRA SHORT BOND
2016  Lowest contract charge 1.10% Class A       $ 96.87            --                 --            --        0.87%
      Highest contract charge 1.10% Class A      $ 96.87            --                 --            --        0.87%
      All contract charges                            --             1           $    106          0.98%         --
2015  Lowest contract charge 1.10% Class A       $ 96.03            --                 --            --       (1.38)%
      Highest contract charge 1.10% Class A      $ 96.03            --                 --            --       (1.38)%
      All contract charges                            --             1           $    105          0.46%         --
2014  Lowest contract charge 1.10% Class A       $ 97.37            --                 --            --       (1.19)%
      Highest contract charge 1.10% Class A      $ 97.37            --                 --            --       (1.19)%
      All contract charges                            --             2           $    152          0.37%         --
2013  Lowest contract charge 1.10% Class A       $ 98.54            --                 --            --       (1.07)%
      Highest contract charge 1.10% Class A      $ 98.54            --                 --            --       (1.07)%
      All contract charges                            --             2           $    156          0.71%         --
2012  Lowest contract charge 1.10% Class A       $ 99.61            --                 --            --        0.38%
      Highest contract charge 1.25% Class A      $ 99.11            --                 --            --        0.23%
      All contract charges                            --             2           $    161          0.55%         --
EQ/PIMCO ULTRA SHORT BOND
2016  Lowest contract charge 0.50% Class B       $113.93            --                 --            --        1.49%
      Highest contract charge 1.45% Class B      $101.86            --                 --            --        0.51%
      All contract charges                            --           798           $ 83,638          0.98%         --
2015  Lowest contract charge 0.50% Class B       $112.26            --                 --            --       (0.78)%
      Highest contract charge 1.45% Class B      $101.34            --                 --            --       (1.73)%
      All contract charges                            --           857           $ 88,975          0.46%         --
2014  Lowest contract charge 0.50% Class B       $113.14            --                 --            --       (0.59)%
      Highest contract charge 1.45% Class B      $103.12            --                 --            --       (1.54)%
      All contract charges                            --           932           $ 98,360          0.37%         --
2013  Lowest contract charge 0.50% Class B       $113.81            --                 --            --       (0.42)%
      Highest contract charge 1.45% Class B      $104.73            --                 --            --       (1.37)%
      All contract charges                            --         1,000           $106,875          0.71%         --
2012  Lowest contract charge 0.50% Class B       $114.29            --                 --            --        0.99%
      Highest contract charge 1.45% Class B      $106.18            --                 --            --        0.02%
      All contract charges                            --         1,066           $115,019          0.55%         --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
EQ/QUALITY BOND PLUS
2016  Lowest contract charge 0.70% Class A      $167.63            --                 --            --        0.47%
      Highest contract charge 1.45% Class A     $137.94            --                 --            --       (0.29)%
      All contract charges                           --           358           $ 63,477          1.12%         --
2015  Lowest contract charge 0.70% Class A      $166.85            --                 --            --       (0.48)%
      Highest contract charge 1.45% Class A     $138.34            --                 --            --       (1.23)%
      All contract charges                           --           391           $ 69,213          1.05%         --
2014  Lowest contract charge 0.70% Class A      $167.65            --                 --            --        2.18%
      Highest contract charge 1.45% Class A     $140.06            --                 --            --        1.40%
      All contract charges                           --           429           $ 76,711          0.97%         --
2013  Lowest contract charge 0.70% Class A      $164.07            --                 --            --       (2.96)%
      Highest contract charge 1.45% Class A     $138.12            --                 --            --       (3.70)%
      All contract charges                           --           470           $ 83,030          0.34%         --
2012  Lowest contract charge 0.70% Class A      $169.08            --                 --            --        1.94%
      Highest contract charge 1.45% Class A     $143.42            --                 --            --        1.16%
      All contract charges                           --           526           $ 96,066          0.60%         --
EQ/QUALITY BOND PLUS
2016  Lowest contract charge 0.50% Class B      $148.93            --                 --            --        0.67%
      Highest contract charge 1.30% Class B     $103.10            --                 --            --       (0.13)%
      All contract charges                           --           153           $ 20,936          1.12%         --
2015  Lowest contract charge 0.50% Class B      $147.94            --                 --            --       (0.27)%
      Highest contract charge 1.30% Class B     $103.23            --                 --            --       (1.06)%
      All contract charges                           --           159           $ 21,910          1.05%         --
2014  Lowest contract charge 0.50% Class B      $148.34            --                 --            --        2.39%
      Highest contract charge 1.30% Class B     $104.34            --                 --            --        1.58%
      All contract charges                           --           169           $ 23,285          0.97%         --
2013  Lowest contract charge 0.50% Class B      $144.88            --                 --            --       (2.78)%
      Highest contract charge 1.30% Class B     $102.72            --                 --            --       (3.54)%
      All contract charges                           --           184           $ 24,978          0.34%         --
2012  Lowest contract charge 0.50% Class B      $149.02            --                 --            --        2.15%
      Highest contract charge 1.30% Class B     $106.49            --                 --            --        1.33%
      All contract charges                           --           207           $ 28,867          0.60%         --
EQ/SMALL COMPANY INDEX
2016  Lowest contract charge 0.40% Class B      $170.97            --                 --            --       20.05%
      Highest contract charge 1.45% Class B     $263.81            --                 --            --       18.79%
      All contract charges                           --         1,078           $277,464          1.16%         --
2015  Lowest contract charge 0.40% Class B      $142.42            --                 --            --       (4.95)%
      Highest contract charge 1.45% Class B     $222.09            --                 --            --       (5.95)%
      All contract charges                           --         1,085           $235,560          0.91%         --
2014  Lowest contract charge 0.40% Class B      $149.84            --                 --            --        4.43%
      Highest contract charge 1.45% Class B     $236.15            --                 --            --        3.33%
      All contract charges                           --         1,091           $251,678          0.78%         --
2013  Lowest contract charge 0.40% Class B      $143.48            --                 --            --       36.90%
      Highest contract charge 1.45% Class B     $228.54            --                 --            --       35.46%
      All contract charges                           --         1,124           $250,855          0.97%         --
2012  Lowest contract charge 0.40% Class B(b)   $104.81            --                 --            --        3.94%
      Highest contract charge 1.45% Class B     $168.71            --                 --            --       13.86%
      All contract charges                           --         1,155           $190,669          1.51%         --
EQ/T. ROWE PRICE GROWTH STOCK
2016  Lowest contract charge 0.40% Class B      $167.10            --                 --            --        0.94%
      Highest contract charge 1.45% Class B     $187.05            --                 --            --       (0.13)%
      All contract charges                           --         2,262           $427,483          0.00%         --
2015  Lowest contract charge 0.40% Class B      $165.55            --                 --            --        9.78%
      Highest contract charge 1.45% Class B     $187.29            --                 --            --        8.62%
      All contract charges                           --         2,171           $409,319          0.00%         --
2014  Lowest contract charge 0.40% Class B      $150.80            --                 --            --        8.21%
      Highest contract charge 1.45% Class B     $172.42            --                 --            --        7.07%
      All contract charges                           --         1,944           $337,268          0.00%         --

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK (CONTINUED)
2013  Lowest contract charge 0.40% Class B            $139.36            --                 --            --       37.37%
      Highest contract charge 1.45% Class B           $161.04            --                 --            --       35.92%
      All contract charges                                 --         1,842           $298,052          0.00%         --
2012  Lowest contract charge 0.40% Class B(b)         $101.45            --                 --            --        0.94%
      Highest contract charge 1.45% Class B           $118.48            --                 --            --       17.20%
      All contract charges                                 --         1,724           $204,879          0.00%         --
EQ/UBS GROWTH & INCOME
2016  Lowest contract charge 0.50% Class B            $215.20            --                 --            --        9.59%
      Highest contract charge 1.35% Class B           $193.78            --                 --            --        8.66%
      All contract charges                                 --           188           $ 34,163          0.82%         --
2015  Lowest contract charge 0.50% Class B            $196.36            --                 --            --       (1.92)%
      Highest contract charge 1.34% Class B           $178.53            --                 --            --       (2.75)%
      All contract charges                                 --           204           $ 34,304          0.59%         --
2014  Lowest contract charge 0.50% Class B            $200.20            --                 --            --       13.87%
      Highest contract charge 1.34% Class B           $183.58            --                 --            --       12.92%
      All contract charges                                 --           179           $ 31,660          0.66%         --
2013  Lowest contract charge 0.50% Class B            $175.81            --                 --            --       34.85%
      Highest contract charge 1.34% Class B           $162.58            --                 --            --       33.71%
      All contract charges                                 --           160           $ 25,154          1.01%         --
2012  Lowest contract charge 0.50% Class B            $130.37            --                 --            --       12.31%
      Highest contract charge 1.34% Class B           $121.59            --                 --            --       11.36%
      All contract charges                                 --           161           $ 18,984          0.84%         --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2016  Lowest contract charge 0.50% Service Class 2    $184.38            --                 --            --        7.20%
      Highest contract charge 1.45% Service Class 2   $153.31            --                 --            --        6.17%
      All contract charges                                 --         1,888           $349,167          0.65%         --
2015  Lowest contract charge 0.50% Service Class 2    $172.00            --                 --            --       (0.09)%
      Highest contract charge 1.45% Service Class 2   $144.40            --                 --            --       (1.04)%
      All contract charges                                 --         1,784           $311,215          0.85%         --
2014  Lowest contract charge 0.50% Service Class 2    $172.15            --                 --            --       11.09%
      Highest contract charge 1.45% Service Class 2   $145.92            --                 --            --       10.04%
      All contract charges                                 --         1,565           $276,194          0.81%         --
2013  Lowest contract charge 0.50% Service Class 2    $154.96            --                 --            --       30.30%
      Highest contract charge 1.45% Service Class 2   $132.61            --                 --            --       29.05%
      All contract charges                                 --         1,341           $215,365          0.93%         --
2012  Lowest contract charge 0.50% Service Class 2    $118.93            --                 --            --       15.57%
      Highest contract charge 1.45% Service Class 2   $102.76            --                 --            --       14.46%
      All contract charges                                 --         1,056           $131,733          1.35%         --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
2016  Lowest contract charge 0.50% Service Class 2    $184.38            --                 --            --       17.12%
      Highest contract charge 1.20% Service Class 2   $175.87            --                 --            --       16.30%
      All contract charges                                 --            58           $ 10,325          2.37%         --
2015  Lowest contract charge 0.50% Service Class 2    $157.43            --                 --            --       (4.71)%
      Highest contract charge 1.20% Service Class 2   $151.22            --                 --            --       (5.39)%
      All contract charges                                 --            50           $  7,681          3.28%         --
2014  Lowest contract charge 0.50% Service Class 2    $165.22            --                 --            --        7.94%
      Highest contract charge 1.20% Service Class 2   $159.84            --                 --            --        7.18%
      All contract charges                                 --            39           $  6,454          3.19%         --
2013  Lowest contract charge 0.50% Service Class 2    $153.07            --                 --            --       27.19%
      Highest contract charge 1.20% Service Class 2   $149.13            --                 --            --       26.30%
      All contract charges                                 --            27           $  4,066          2.84%         --
2012  Lowest contract charge 0.50% Service Class 2    $120.35            --                 --            --       16.47%
      Highest contract charge 1.20% Service Class 2   $118.08            --                 --            --       15.64%
      All contract charges                                 --            17           $  1,911          4.38%         --

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
FIDELITY(R) VIP MID CAP PORTFOLIO
2016  Lowest contract charge 0.50% Service Class 2    $177.55           --                  --            --        11.37%
      Highest contract charge 1.20% Service Class 2   $169.35           --                  --            --        10.58%
      All contract charges                                 --          234             $39,627          0.35%          --
2015  Lowest contract charge 0.50% Service Class 2    $159.43           --                  --            --        (2.12)%
      Highest contract charge 1.20% Service Class 2   $153.15           --                  --            --        (2.81)%
      All contract charges                                 --          191             $29,387          0.29%          --
2014  Lowest contract charge 0.50% Service Class 2    $162.88           --                  --            --         5.50%
      Highest contract charge 1.20% Service Class 2   $157.57           --                  --            --         4.76%
      All contract charges                                 --          148             $23,272          0.02%          --
2013  Lowest contract charge 0.90% Service Class 2    $152.11           --                  --            --        34.65%
      Highest contract charge 1.20% Service Class 2   $150.41           --                  --            --        34.23%
      All contract charges                                 --          106             $15,878          0.33%          --
2012  Lowest contract charge 0.90% Service Class 2    $112.97           --                  --            --        13.53%
      Highest contract charge 1.20% Service Class 2   $112.05           --                  --            --        13.18%
      All contract charges                                 --           67             $ 7,525          0.50%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
2016  Lowest contract charge 0.50% Service Shares     $178.22           --                  --            --        12.71%
      Highest contract charge 1.34% Service Shares    $146.27           --                  --            --        11.76%
      All contract charges                                 --          323             $50,335          1.19%          --
2015  Lowest contract charge 0.50% Service Shares     $158.12           --                  --            --        (9.97)%
      Highest contract charge 1.45% Service Shares    $130.20           --                  --            --       (10.84)%
      All contract charges                                 --          318             $43,663          0.12%          --
2014  Lowest contract charge 0.50% Service Shares     $175.64           --                  --            --        12.72%
      Highest contract charge 1.45% Service Shares    $146.03           --                  --            --        11.64%
      All contract charges                                 --          257             $39,498          0.95%          --
2013  Lowest contract charge 0.50% Service Shares     $155.82           --                  --            --        31.89%
      Highest contract charge 1.45% Service Shares    $130.80           --                  --            --        30.64%
      All contract charges                                 --          175             $24,067          0.75%          --
2012  Lowest contract charge 0.50% Service Shares     $118.14           --                  --            --        17.59%
      Highest contract charge 1.45% Service Shares    $100.12           --                  --            --        16.46%
      All contract charges                                 --          104             $10,957          1.38%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2016  Lowest contract charge 0.00% Series II          $112.48           --                  --            --        14.54%
      Highest contract charge 1.20% Series II         $172.93           --                  --            --        13.17%
      All contract charges                                 --          166             $28,770          1.35%          --
2015  Lowest contract charge 0.00% Series II(h)       $ 98.20           --                  --            --        (1.88)%
      Highest contract charge 1.20% Series II         $152.81           --                  --            --         0.60%
      All contract charges                                 --           78             $12,046          1.70%          --
2014  Lowest contract charge 0.50% Series II          $157.02           --                  --            --        11.97%
      Highest contract charge 1.20% Series II         $151.90           --                  --            --        11.18%
      All contract charges                                 --           46             $ 7,141          1.73%          --
2013  Lowest contract charge 0.50% Series II          $140.23           --                  --            --        30.11%
      Highest contract charge 1.20% Series II         $136.62           --                  --            --        29.19%
      All contract charges                                 --           25             $ 3,550          2.61%          --
2012  Lowest contract charge 0.50% Series II          $107.78           --                  --            --        17.78%
      Highest contract charge 1.20% Series II         $105.75           --                  --            --        16.94%
      All contract charges                                 --            7             $   724          2.26%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
2016  Lowest contract charge 0.50% Series II          $150.71           --                  --            --         1.31%
      Highest contract charge 1.45% Series II         $122.00           --                  --            --         0.35%
      All contract charges                                 --          545             $77,851          1.45%          --
2015  Lowest contract charge 0.50% Series II          $148.76           --                  --            --        (2.23)%
      Highest contract charge 1.45% Series II         $121.58           --                  --            --        (3.17)%
      All contract charges                                 --          504             $71,364          3.41%          --
2014  Lowest contract charge 0.50% Series II          $152.16           --                  --            --        13.77%
      Highest contract charge 1.45% Series II         $125.56           --                  --            --        12.69%
      All contract charges                                 --          433             $63,183          1.51%          --

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                  ---------- ----------------- ----------------- ------------- --------
INVESCO V.I. GLOBAL REAL ESTATE FUND (CONTINUED)
2013    Lowest contract charge 0.50% Series II     $133.74           --                  --            --        1.92%
        Highest contract charge 1.45% Series II    $111.42           --                  --            --        0.95%
        All contract charges                            --          326             $42,220          3.92%         --
2012    Lowest contract charge 0.50% Series II     $131.22           --                  --            --       27.21%
        Highest contract charge 1.45% Series II    $110.37           --                  --            --       25.99%
        All contract charges                            --          237             $30,273          0.52%         --
INVESCO V.I. HIGH YIELD FUND
2016    Lowest contract charge 0.50% Series II     $126.53           --                  --            --       10.28%
        Highest contract charge 1.45% Series II    $119.87           --                  --            --        9.22%
        All contract charges                            --          280             $34,051          4.11%         --
2015    Lowest contract charge 0.50% Series II     $114.74           --                  --            --       (3.85)%
        Highest contract charge 1.45% Series II    $109.75           --                  --            --       (4.76)%
        All contract charges                            --          255             $28,355          5.55%         --
2014    Lowest contract charge 0.50% Series II     $119.34           --                  --            --        1.08%
        Highest contract charge 1.45% Series II    $115.24           --                  --            --        0.10%
        All contract charges                            --          209             $24,316          4.77%         --
2013    Lowest contract charge 0.50% Series II     $118.07           --                  --            --        6.24%
        Highest contract charge 1.34% Series II    $115.46           --                  --            --        5.34%
        All contract charges                            --          167             $19,329          5.32%         --
2012    Lowest contract charge 0.50% Series II     $111.14           --                  --            --       16.38%
        Highest contract charge 1.34% Series II    $109.61           --                  --            --       15.39%
        All contract charges                            --          115             $12,652          6.78%         --
INVESCO V.I. INTERNATIONAL GROWTH FUND
2016    Lowest contract charge 0.50% Series II     $131.52           --                  --            --       (1.19)%
        Highest contract charge 1.45% Series II    $106.78           --                  --            --       (2.14)%
        All contract charges                            --          522             $61,123          1.22%         --
2015    Lowest contract charge 0.50% Series II     $133.11           --                  --            --       (3.10)%
        Highest contract charge 1.45% Series II    $109.11           --                  --            --       (4.03)%
        All contract charges                            --          450             $53,287          1.37%         --
2014    Lowest contract charge 0.50% Series II     $137.37           --                  --            --       (0.41)%
        Highest contract charge 1.45% Series II    $113.69           --                  --            --       (1.36)%
        All contract charges                            --          350             $42,920          1.50%         --
2013    Lowest contract charge 0.50% Series II     $137.93           --                  --            --       18.12%
        Highest contract charge 1.45% Series II    $115.26           --                  --            --       17.00%
        All contract charges                            --          256             $31,602          1.12%         --
2012    Lowest contract charge 0.50% Series II     $116.77           --                  --            --       14.68%
        Highest contract charge 1.45% Series II    $ 98.51           --                  --            --       13.57%
        All contract charges                            --          185             $19,463          1.50%         --
INVESCO V.I. MID CAP CORE EQUITY FUND
2016    Lowest contract charge 0.50% Series II     $152.42           --                  --            --       12.60%
        Highest contract charge 1.45% Series II    $126.91           --                  --            --       11.53%
        All contract charges                            --          119             $18,351          0.00%         --
2015    Lowest contract charge 0.50% Series II     $135.37           --                  --            --       (4.76)%
        Highest contract charge 1.45% Series II    $113.79           --                  --            --       (5.67)%
        All contract charges                            --          107             $14,794          0.11%         --
2014    Lowest contract charge 0.50% Series II     $142.13           --                  --            --        3.65%
        Highest contract charge 1.45% Series II    $120.63           --                  --            --        2.66%
        All contract charges                            --           99             $14,583          0.00%         --
2013    Lowest contract charge 0.50% Series II     $137.13           --                  --            --       27.82%
        Highest contract charge 1.34% Series II    $146.29           --                  --            --       26.75%
        All contract charges                            --           93             $13,303          0.54%         --
2012    Lowest contract charge 0.50% Series II     $117.72           --                  --            --       10.06%
        Highest contract charge 1.34% Series II    $115.42           --                  --            --        9.13%
        All contract charges                            --           85             $ 9,766          0.00%         --

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
INVESCO V.I. SMALL CAP EQUITY FUND
2016  Lowest contract charge 0.50% Series II          $175.78            --                 --            --        11.28%
      Highest contract charge 1.34% Series II         $190.35            --                 --            --        10.35%
      All contract charges                                 --            53           $  9,535          0.00%          --
2015  Lowest contract charge 0.50% Series II          $157.96            --                 --            --        (6.21)%
      Highest contract charge 1.34% Series II         $172.50            --                 --            --        (7.00)%
      All contract charges                                 --            52           $  8,732          0.00%          --
2014  Lowest contract charge 0.50% Series II          $168.42            --                 --            --         1.57%
      Highest contract charge 1.34% Series II         $185.49            --                 --            --         0.72%
      All contract charges                                 --            44           $  7,886          0.00%          --
2013  Lowest contract charge 0.70% Series II          $188.18            --                 --            --        36.13%
      Highest contract charge 1.34% Series II         $184.17            --                 --            --        35.24%
      All contract charges                                 --            43           $  7,508          0.00%          --
2012  Lowest contract charge 0.70% Series II          $138.24            --                 --            --        12.86%
      Highest contract charge 1.34% Series II         $136.18            --                 --            --        12.14%
      All contract charges                                 --            35           $  4,643          0.00%          --
IVY VIP ENERGY
2016  Lowest contract charge 0.40% Common Shares      $118.18            --                 --            --        34.02%
      Highest contract charge 1.45% Common Shares     $ 97.97            --                 --            --        32.61%
      All contract charges                                 --           483           $ 60,337          0.14%          --
2015  Lowest contract charge 0.40% Common Shares      $ 88.18            --                 --            --       (22.46)%
      Highest contract charge 1.45% Common Shares     $ 73.88            --                 --            --       (23.27)%
      All contract charges                                 --           416           $ 39,275          0.06%          --
2014  Lowest contract charge 0.40% Common Shares(b)   $113.72            --                 --            --       (10.92)%
      Highest contract charge 1.45% Common Shares     $ 96.29            --                 --            --       (11.86)%
      All contract charges                                 --           331           $ 40,891          0.00%          --
2013  Lowest contract charge 0.50% Common Shares      $132.33            --                 --            --        27.12%
      Highest contract charge 1.45% Common Shares     $109.25            --                 --            --        25.91%
      All contract charges                                 --           240           $ 33,769          0.00%          --
2012  Lowest contract charge 0.50% Common Shares      $ 104.1            --                 --            --         0.86%
      Highest contract charge 1.45% Common Shares     $ 86.77            --                 --            --        (0.10)%
      All contract charges                                 --           195           $ 21,721          0.00%          --
IVY VIP HIGH INCOME
2016  Lowest contract charge 0.50% Common Shares      $157.89            --                 --            --        15.60%
      Highest contract charge 1.45% Common Shares     $132.53            --                 --            --        14.51%
      All contract charges                                 --         1,293           $195,046          7.20%          --
2015  Lowest contract charge 0.50% Common Shares      $136.58            --                 --            --        (6.97)%
      Highest contract charge 1.45% Common Shares     $115.74            --                 --            --        (7.86)%
      All contract charges                                 --         1,240           $162,881          6.09%          --
2014  Lowest contract charge 0.50% Common Shares      $146.81            --                 --            --         1.40%
      Highest contract charge 1.45% Common Shares     $125.61            --                 --            --         0.42%
      All contract charges                                 --         1,158           $164,863          4.70%          --
2013  Lowest contract charge 0.50% Common Shares      $144.79            --                 --            --         9.95%
      Highest contract charge 1.45% Common Shares     $125.08            --                 --            --         8.90%
      All contract charges                                 --           949           $134,006          4.77%          --
2012  Lowest contract charge 0.50% Common Shares      $131.69            --                 --            --        18.04%
      Highest contract charge 1.45% Common Shares     $114.86            --                 --            --        16.92%
      All contract charges                                 --           683           $ 88,396          5.63%          --
IVY VIP MID CAP GROWTH
2016  Lowest contract charge 0.50% Common Shares      $139.94            --                 --            --         5.58%
      Highest contract charge 1.45% Common Shares     $132.58            --                 --            --         4.58%
      All contract charges                                 --           777           $104,334          0.00%          --
2015  Lowest contract charge 0.50% Common Shares      $132.54            --                 --            --        (6.25)%
      Highest contract charge 1.45% Common Shares     $126.77            --                 --            --        (7.15)%
      All contract charges                                 --           693           $ 88,707          0.00%          --

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
IVY VIP MID CAP GROWTH (CONTINUED)
2014  Lowest contract charge 0.50% Common Shares      $141.38            --                 --            --         7.33%
      Highest contract charge 1.45% Common Shares     $136.53            --                 --            --         6.31%
      All contract charges                                 --           579           $ 79,597          0.00%          --
2013  Lowest contract charge 0.50% Common Shares      $131.72            --                 --            --        29.29%
      Highest contract charge 1.45% Common Shares     $128.43            --                 --            --        28.06%
      All contract charges                                 --           490           $ 63,271          0.00%          --
2012  Lowest contract charge 0.50% Common Shares      $101.88            --                 --            --        12.99%
      Highest contract charge 1.45% Common Shares     $100.29            --                 --            --        11.91%
      All contract charges                                 --           273           $ 27,513          0.00%          --
IVY VIP SMALL CAP GROWTH
2016  Lowest contract charge 0.50% Common Shares      $157.62            --                 --            --         2.40%
      Highest contract charge 1.34% Common Shares     $118.75            --                 --            --         1.54%
      All contract charges                                 --           149           $ 19,347          0.00%          --
2015  Lowest contract charge 0.50% Common Shares      $153.92            --                 --            --         1.37%
      Highest contract charge 1.45% Common Shares     $116.35            --                 --            --         0.41%
      All contract charges                                 --           158           $ 19,869          0.00%          --
2014  Lowest contract charge 0.50% Common Shares      $151.84            --                 --            --         1.09%
      Highest contract charge 1.45% Common Shares     $115.88            --                 --            --         0.12%
      All contract charges                                 --            83           $ 10,910          0.00%          --
2013  Lowest contract charge 0.50% Common Shares      $ 150.2            --                 --            --        42.64%
      Highest contract charge 1.34% Common Shares     $116.08            --                 --            --        41.44%
      All contract charges                                 --            79           $ 10,227          0.00%          --
2012  Lowest contract charge 0.50% Common Shares      $ 83.22            --                 --            --         4.64%
      Highest contract charge 1.45% Common Shares     $ 81.92            --                 --            --         3.64%
      All contract charges                                 --            60           $  5,527          0.00%          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2016  Lowest contract charge 0.50% Service Shares     $100.38            --                 --            --        20.17%
      Highest contract charge 1.45% Service Shares    $ 84.72            --                 --            --        19.04%
      All contract charges                                 --         1,732           $166,160          1.10%          --
2015  Lowest contract charge 0.50% Service Shares     $ 83.53            --                 --            --       (20.46)%
      Highest contract charge 1.45% Service Shares    $ 71.17            --                 --            --       (21.22)%
      All contract charges                                 --         1,581           $126,865          1.21%          --
2014  Lowest contract charge 0.50% Service Shares     $105.01            --                 --            --        (5.11)%
      Highest contract charge 1.45% Service Shares    $ 90.34            --                 --            --        (6.02)%
      All contract charges                                 --         1,299           $132,088          1.81%          --
2013  Lowest contract charge 0.50% Service Shares     $110.67            --                 --            --        (1.73)%
      Highest contract charge 1.45% Service Shares    $ 96.13            --                 --            --        (2.67)%
      All contract charges                                 --         1,075           $116,148          1.54%          --
2012  Lowest contract charge 0.50% Service Shares     $112.62            --                 --            --        21.44%
      Highest contract charge 1.45% Service Shares    $ 98.77            --                 --            --        20.28%
      All contract charges                                 --           827           $ 91,646          1.97%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
2016  Lowest contract charge 0.00% Service Class      $101.46            --                 --            --         3.84%
      Highest contract charge 1.45% Service Class     $140.10            --                 --            --         2.34%
      All contract charges                                 --         1,808           $296,022          1.18%          --
2015  Lowest contract charge 0.00% Service Class(h)   $ 97.71            --                 --            --        (1.74)%
      Highest contract charge 1.45% Service Class     $136.90            --                 --            --         4.78%
      All contract charges                                 --         1,439           $230,009          1.83%          --
2014  Lowest contract charge 0.50% Service Class      $153.41            --                 --            --         0.63%
      Highest contract charge 1.45% Service Class     $130.66            --                 --            --        (0.33)%
      All contract charges                                 --         1,100           $167,974          1.88%          --
2013  Lowest contract charge 0.50% Service Class      $152.45            --                 --            --        26.99%
      Highest contract charge 1.45% Service Class     $131.09            --                 --            --        25.78%
      All contract charges                                 --           817           $125,058          1.45%          --
2012  Lowest contract charge 0.50% Service Class      $120.05            --                 --            --        15.36%
      Highest contract charge 1.45% Service Class     $104.22            --                 --            --        14.25%
      All contract charges                                 --           507           $ 61,848          1.50%          --

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------
                                                                     UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                          UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                          ---------- ----------------- ----------------- ------------- --------
MFS(R) INVESTORS TRUST SERIES
2016    Lowest contract charge 0.50% Service Class         $181.90           --                  --            --         7.78%
        Highest contract charge 1.34% Service Class        $193.99           --                  --            --         6.87%
        All contract charges                                    --           72             $13,353          0.58%          --
2015    Lowest contract charge 0.50% Service Class         $168.77           --                  --            --        (0.55)%
        Highest contract charge 1.34% Service Class        $181.52           --                  --            --        (1.39)%
        All contract charges                                    --           68             $12,058          0.68%          --
2014    Lowest contract charge 0.50% Service Class         $ 169.7           --                  --            --        10.16%
        Highest contract charge 1.34% Service Class        $184.08           --                  --            --         9.23%
        All contract charges                                    --           68             $12,152          0.78%          --
2013    Lowest contract charge 0.90% Service Class         $171.04           --                  --            --        30.55%
        Highest contract charge 1.34% Service Class        $168.53           --                  --            --        29.98%
        All contract charges                                    --           66             $10,673          0.97%          --
2012    Lowest contract charge 0.90% Service Class         $131.01           --                  --            --        17.76%
        Highest contract charge 1.34% Service Class        $129.66           --                  --            --        17.23%
        All contract charges                                    --           50             $ 6,232          0.82%          --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(F)
2016    Lowest contract charge 0.50% Service Class         $206.42           --                  --            --         5.31%
        Highest contract charge 1.34% Service Class        $195.65           --                  --            --         4.43%
        All contract charges                                    --           69             $13,609          0.40%          --
2015    Lowest contract charge 0.50% Service Class(e)      $196.01           --                  --            --        (2.00)%
        Highest contract charge 1.34% Service Class(e)     $187.35           --                  --            --        (2.64)%
        All contract charges                                    --           55             $10,568          0.46%          --
MFS(R) TECHNOLOGY PORTFOLIO
2016    Lowest contract charge 0.50% Service Class         $238.34           --                  --            --         7.85%
        Highest contract charge 1.45% Service Class        $175.04           --                  --            --         6.82%
        All contract charges                                    --          329             $74,586          0.00%          --
2015    Lowest contract charge 0.50% Service Class         $221.00           --                  --            --         9.98%
        Highest contract charge 1.45% Service Class        $163.86           --                  --            --         8.93%
        All contract charges                                    --          269             $57,341          0.00%          --
2014    Lowest contract charge 0.50% Service Class         $200.94           --                  --            --         9.85%
        Highest contract charge 1.45% Service Class        $150.43           --                  --            --         8.80%
        All contract charges                                    --          206             $40,388          0.00%          --
2013    Lowest contract charge 0.50% Service Class         $182.92           --                  --            --        34.05%
        Highest contract charge 1.45% Service Class        $138.26           --                  --            --        32.76%
        All contract charges                                    --          170             $30,430          0.00%          --
2012    Lowest contract charge 0.50% Service Class         $136.46           --                  --            --        13.69%
        Highest contract charge 1.45% Service Class        $104.14           --                  --            --        12.61%
        All contract charges                                    --          137             $18,531          0.00%          --
MFS(R) UTILITIES SERIES
2016    Lowest contract charge 0.40% Service Class         $131.36           --                  --            --        10.79%
        Highest contract charge 1.45% Service Class        $128.04           --                  --            --         9.62%
        All contract charges                                    --          610             $96,899          3.70%          --
2015    Lowest contract charge 0.40% Service Class         $118.57           --                  --            --       (15.09)%
        Highest contract charge 1.45% Service Class        $116.80           --                  --            --       (16.00)%
        All contract charges                                    --          598             $86,414          4.03%          --
2014    Lowest contract charge 0.40% Service Class         $139.65           --                  --            --        12.02%
        Highest contract charge 1.45% Service Class        $139.04           --                  --            --        10.84%
        All contract charges                                    --          577             $99,267          2.00%          --
2013    Lowest contract charge 0.40% Service Class         $124.67           --                  --            --        19.74%
        Highest contract charge 1.45% Service Class        $125.44           --                  --            --        18.46%
        All contract charges                                    --          429             $66,413          2.24%          --
2012    Lowest contract charge 0.40% Service Class(b)      $104.12           --                  --            --         3.92%
        Highest contract charge 1.45% Service Class        $105.89           --                  --            --        11.57%
        All contract charges                                    --          316             $41,304          6.82%          --

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------
                                                          UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                               ---------- ----------------- ----------------- ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY
2016  Lowest contract charge 0.70% Class A      $137.60            --                 --            --        2.72%
      Highest contract charge 1.45% Class A     $115.17            --                 --            --        1.95%
      All contract charges                           --         3,933           $533,772          0.53%         --
2015  Lowest contract charge 0.70% Class A      $133.96            --                 --            --        3.26%
      Highest contract charge 1.45% Class A     $112.97            --                 --            --        2.48%
      All contract charges                           --         4,332           $573,539          0.16%         --
2014  Lowest contract charge 0.70% Class A      $129.73            --                 --            --        9.89%
      Highest contract charge 1.45% Class A     $110.24            --                 --            --        9.06%
      All contract charges                           --         4,724           $606,822          0.10%         --
2013  Lowest contract charge 0.70% Class A      $118.05            --                 --            --       36.24%
      Highest contract charge 1.45% Class A     $101.08            --                 --            --       35.21%
      All contract charges                           --         5,230           $612,296          0.11%         --
2012  Lowest contract charge 0.50% Class A      $106.13            --                 --            --       13.64%
      Highest contract charge 1.45% Class A     $ 74.76            --                 --            --       12.56%
      All contract charges                           --         5,853           $503,519          0.23%         --
MULTIMANAGER AGGRESSIVE EQUITY
2016  Lowest contract charge 0.50% Class B      $127.29            --                 --            --        2.93%
      Highest contract charge 1.30% Class B     $154.63            --                 --            --        2.11%
      All contract charges                           --           179           $ 21,680          0.53%         --
2015  Lowest contract charge 0.50% Class B      $123.67            --                 --            --        3.46%
      Highest contract charge 1.30% Class B     $151.43            --                 --            --        2.65%
      All contract charges                           --           203           $ 24,139          0.16%         --
2014  Lowest contract charge 0.50% Class B      $119.53            --                 --            --       10.12%
      Highest contract charge 1.30% Class B     $147.52            --                 --            --        9.24%
      All contract charges                           --           222           $ 25,616          0.10%         --
2013  Lowest contract charge 0.50% Class B      $108.55            --                 --            --       36.46%
      Highest contract charge 1.30% Class B     $135.04            --                 --            --       35.38%
      All contract charges                           --           248           $ 26,270          0.11%         --
2012  Lowest contract charge 0.50% Class B      $ 79.55            --                 --            --       13.64%
      Highest contract charge 1.30% Class B     $ 99.75            --                 --            --       12.74%
      All contract charges                           --           268           $ 20,873          0.23%         --
MULTIMANAGER CORE BOND
2016  Lowest contract charge 0.40% Class B      $104.09            --                 --            --        2.23%
      Highest contract charge 1.45% Class B     $143.91            --                 --            --        1.16%
      All contract charges                           --           794           $116,522          2.08%         --
2015  Lowest contract charge 0.40% Class B      $101.82            --                 --            --       (0.26)%
      Highest contract charge 1.45% Class B     $142.26            --                 --            --       (1.32)%
      All contract charges                           --           833           $120,425          1.92%         --
2014  Lowest contract charge 0.40% Class B      $102.09            --                 --            --        3.33%
      Highest contract charge 1.45% Class B     $144.17            --                 --            --        2.24%
      All contract charges                           --           877           $128,120          2.06%         --
2013  Lowest contract charge 0.40% Class B      $ 98.80            --                 --            --       (2.75)%
      Highest contract charge 1.45% Class B     $141.01            --                 --            --       (3.77)%
      All contract charges                           --           946           $134,945          1.53%         --
2012  Lowest contract charge 0.40% Class B(b)   $101.59            --                 --            --        1.52%
      Highest contract charge 1.45% Class B     $146.53            --                 --            --        3.94%
      All contract charges                           --           985           $145,634          2.08%         --
MULTIMANAGER MID CAP GROWTH
2016  Lowest contract charge 0.50% Class B      $202.57            --                 --            --        6.25%
      Highest contract charge 1.45% Class B     $175.41            --                 --            --        5.23%
      All contract charges                           --           386           $ 69,549          0.10%         --
2015  Lowest contract charge 0.50% Class B      $190.66            --                 --            --       (2.01)%
      Highest contract charge 1.45% Class B     $166.69            --                 --            --       (2.95)%
      All contract charges                           --           426           $ 72,928          0.00%         --
2014  Lowest contract charge 0.50% Class B      $194.58            --                 --            --        4.34%
      Highest contract charge 1.45% Class B     $171.76            --                 --            --        3.35%
      All contract charges                           --           445           $ 78,682          0.00%         --

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
2013  Lowest contract charge 0.70% Class B          $182.04           --                  --            --       39.20%
      Highest contract charge 1.45% Class B         $166.20           --                  --            --       38.13%
      All contract charges                               --          489            $ 83,389          0.00%         --
2012  Lowest contract charge 0.70% Class B          $130.78           --                  --            --       14.64%
      Highest contract charge 1.45% Class B         $120.32           --                  --            --       13.78%
      All contract charges                               --          511            $ 62,998          0.00%         --
MULTIMANAGER MID CAP VALUE
2016  Lowest contract charge 0.40% Class B          $167.95           --                  --            --       18.61%
      Highest contract charge 1.45% Class B         $221.12           --                  --            --       17.35%
      All contract charges                               --          254            $ 57,175          1.03%         --
2015  Lowest contract charge 0.40% Class B          $141.60           --                  --            --       (5.93)%
      Highest contract charge 1.45% Class B         $188.42           --                  --            --       (6.92)%
      All contract charges                               --          281            $ 53,666          0.67%         --
2014  Lowest contract charge 0.40% Class B(b)       $150.53           --                  --            --        4.92%
      Highest contract charge 1.45% Class B         $202.43           --                  --            --        3.82%
      All contract charges                               --          314            $ 64,158          0.43%         --
2013  Lowest contract charge 0.50% Class B          $218.80           --                  --            --       34.92%
      Highest contract charge 1.45% Class B         $194.99           --                  --            --       33.63%
      All contract charges                               --          355            $ 69,948          0.36%         --
2012  Lowest contract charge 0.50% Class B          $162.17           --                  --            --       14.24%
      Highest contract charge 1.45% Class B         $145.92           --                  --            --       13.14%
      All contract charges                               --          386            $ 56,917          0.36%         --
MULTIMANAGER TECHNOLOGY
2016  Lowest contract charge 0.50% Class B          $236.30           --                  --            --        8.40%
      Highest contract charge 1.45% Class B         $204.62           --                  --            --        7.37%
      All contract charges                               --          689            $144,841          0.01%         --
2015  Lowest contract charge 0.50% Class B          $217.98           --                  --            --        5.76%
      Highest contract charge 1.45% Class B         $190.58           --                  --            --        4.75%
      All contract charges                               --          763            $148,717          0.00%         --
2014  Lowest contract charge 0.50% Class B          $206.11           --                  --            --       12.98%
      Highest contract charge 1.45% Class B         $181.93           --                  --            --       11.90%
      All contract charges                               --          799            $148,438          0.00%         --
2013  Lowest contract charge 0.50% Class B          $182.43           --                  --            --       34.91%
      Highest contract charge 1.45% Class B         $162.58           --                  --            --       33.62%
      All contract charges                               --          829            $137,447          0.00%         --
2012  Lowest contract charge 0.50% Class B          $135.22           --                  --            --       12.86%
      Highest contract charge 1.45% Class B         $121.67           --                  --            --       11.78%
      All contract charges                               --          919            $113,684          0.00%         --
OPPENHEIMER MAIN STREET FUND(R)/VA
2016  Lowest contract charge 0.50% Service Class    $200.86           --                  --            --       10.75%
      Highest contract charge 1.20% Service Class   $191.59           --                  --            --        9.96%
      All contract charges                               --           21            $  4,187          0.85%         --
2015  Lowest contract charge 0.50% Service Class    $181.37           --                  --            --        2.59%
      Highest contract charge 1.20% Service Class   $174.23           --                  --            --        1.87%
      All contract charges                               --           15            $  2,773          0.65%         --
2014  Lowest contract charge 0.50% Service Class    $176.79           --                  --            --        9.85%
      Highest contract charge 1.20% Service Class   $171.03           --                  --            --        9.08%
      All contract charges                               --           12            $  2,046          0.55%         --
2013  Lowest contract charge 0.50% Service Class    $160.94           --                  --            --       30.78%
      Highest contract charge 1.20% Service Class   $156.80           --                  --            --       29.87%
      All contract charges                               --            7            $  1,126          0.86%         --
2012  Lowest contract charge 0.50% Service Class    $123.06           --                  --            --       16.02%
      Highest contract charge 1.20% Service Class   $120.74           --                  --            --       15.20%
      All contract charges                               --            4            $    521          0.60%         --

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2016  Lowest contract charge 0.00% Advisor Class      $ 87.28           --                  --            --        14.87%
      Highest contract charge 1.20% Advisor Class     $ 65.90           --                  --            --        13.50%
      All contract charges                                 --          106             $ 7,011          1.03%          --
2015  Lowest contract charge 0.00% Advisor Class(h)   $ 75.98           --                  --            --       (23.02)%
      Highest contract charge 1.20% Advisor Class     $ 58.06           --                  --            --       (26.55)%
      All contract charges                                 --           89             $ 5,188          4.14%          --
2014  Lowest contract charge 0.50% Advisor Class      $ 81.72           --                  --            --       (19.15)%
      Highest contract charge 1.20% Advisor Class     $ 79.05           --                  --            --       (19.72)%
      All contract charges                                 --           68             $ 5,384          0.27%          --
2013  Lowest contract charge 0.50% Advisor Class      $101.07           --                  --            --       (15.14)%
      Highest contract charge 1.20% Advisor Class     $ 98.47           --                  --            --       (15.74)%
      All contract charges                                 --           48             $ 4,781          1.55%          --
2012  Lowest contract charge 0.50% Advisor Class      $119.10           --                  --            --         4.59%
      Highest contract charge 1.20% Advisor Class     $116.86           --                  --            --         3.86%
      All contract charges                                 --           31             $ 3,633          2.52%          --
TARGET 2015 ALLOCATION
2016  Lowest contract charge 0.40% Class B(b)         $123.50           --                  --            --         5.21%
      Highest contract charge 1.34% Class B           $123.24           --                  --            --         4.22%
      All contract charges                                 --          180             $22,285          1.42%          --
2015  Lowest contract charge 0.50% Class B            $127.97           --                  --            --        (2.40)%
      Highest contract charge 1.34% Class B           $118.25           --                  --            --        (3.22)%
      All contract charges                                 --          194             $22,954          1.16%          --
2014  Lowest contract charge 0.50% Class B            $131.12           --                  --            --         2.45%
      Highest contract charge 1.34% Class B           $122.19           --                  --            --         1.58%
      All contract charges                                 --          204             $24,803          1.19%          --
2013  Lowest contract charge 0.50% Class B            $127.99           --                  --            --        13.50%
      Highest contract charge 1.35% Class B           $120.20           --                  --            --        12.53%
      All contract charges                                 --          211             $25,198          1.39%          --
2012  Lowest contract charge 0.50% Class B            $112.77           --                  --            --        10.31%
      Highest contract charge 1.35% Class B           $106.82           --                  --            --         9.37%
      All contract charges                                 --          208             $22,217          1.35%          --
TARGET 2025 ALLOCATION
2016  Lowest contract charge 0.40% Class B            $132.80           --                  --            --         6.99%
      Highest contract charge 1.45% Class B           $128.41           --                  --            --         5.87%
      All contract charges                                 --          461             $60,164          1.50%          --
2015  Lowest contract charge 0.40% Class B(b)         $124.12           --                  --            --        (2.44)%
      Highest contract charge 1.45% Class B           $121.29           --                  --            --        (3.46)%
      All contract charges                                 --          437             $53,745          1.28%          --
2014  Lowest contract charge 0.50% Class B            $136.08           --                  --            --         3.51%
      Highest contract charge 1.45% Class B           $125.64           --                  --            --         2.52%
      All contract charges                                 --          405             $51,648          1.31%          --
2013  Lowest contract charge 0.50% Class B            $131.46           --                  --            --        18.51%
      Highest contract charge 1.45% Class B           $122.55           --                  --            --        17.37%
      All contract charges                                 --          367             $45,631          1.35%          --
2012  Lowest contract charge 0.50% Class B            $110.93           --                  --            --        12.28%
      Highest contract charge 1.45% Class B           $104.41           --                  --            --        11.22%
      All contract charges                                 --          333             $34,948          1.44%          --
TARGET 2035 ALLOCATION
2016  Lowest contract charge 0.40% Class B            $138.06           --                  --            --         7.59%
      Highest contract charge 1.45% Class B           $131.83           --                  --            --         6.47%
      All contract charges                                 --          450             $60,682          1.48%          --
2015  Lowest contract charge 0.40% Class B            $128.32           --                  --            --        (2.42)%
      Highest contract charge 1.45% Class B           $123.82           --                  --            --        (3.45)%
      All contract charges                                 --          411             $51,693          1.33%          --
2014  Lowest contract charge 0.40% Class B(b)         $131.50           --                  --            --         4.07%
      Highest contract charge 1.45% Class B           $128.25           --                  --            --         2.97%
      All contract charges                                 --          370             $47,918          1.35%          --

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------
                                                               UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                    ---------- ----------------- ----------------- ------------- --------
TARGET 2035 ALLOCATION (CONTINUED)
2013  Lowest contract charge 0.50% Class B           $133.60           --                  --            --        21.64%
      Highest contract charge 1.45% Class B          $124.55           --                  --            --        20.49%
      All contract charges                                --          333             $41,685          1.35%          --
2012  Lowest contract charge 0.50% Class B           $109.83           --                  --            --        13.54%
      Highest contract charge 1.45% Class B          $103.37           --                  --            --        12.46%
      All contract charges                                --          295             $30,826          1.51%          --
TARGET 2045 ALLOCATION
2016  Lowest contract charge 0.40% Class B           $142.86           --                  --            --         8.25%
      Highest contract charge 1.45% Class B          $133.38           --                  --            --         7.12%
      All contract charges                                --          382             $52,165          1.47%          --
2015  Lowest contract charge 0.40% Class B           $131.97           --                  --            --        (2.71)%
      Highest contract charge 1.45% Class B          $124.52           --                  --            --        (3.64)%
      All contract charges                                --          340             $43,122          1.38%          --
2014  Lowest contract charge 0.40% Class B(b)        $135.64           --                  --            --         4.36%
      Highest contract charge 1.45% Class B          $129.23           --                  --            --         3.26%
      All contract charges                                --          287             $37,869          1.42%          --
2013  Lowest contract charge 0.70% Class B           $132.29           --                  --            --        24.34%
      Highest contract charge 1.45% Class B          $125.15           --                  --            --        23.41%
      All contract charges                                --          245             $30,986          1.35%          --
2012  Lowest contract charge 0.70% Class B           $106.39           --                  --            --        14.62%
      Highest contract charge 1.45% Class B          $101.41           --                  --            --        13.75%
      All contract charges                                --          213             $21,756          1.59%          --
TARGET 2055 ALLOCATION
2016  Lowest contract charge 0.50% Class B           $100.19           --                  --            --         8.96%
      Highest contract charge 1.34% Class B          $ 98.81           --                  --            --         8.04%
      All contract charges                                --           32             $ 3,226          2.17%          --
2015  Lowest contract charge 0.50% Class B(g)        $ 91.95           --                  --            --        (6.99)%
      Highest contract charge 1.34% Class B(g)       $ 91.46           --                  --            --        (7.46)%
      All contract charges                                --            6             $   538          3.16%          --
TEMPLETON GLOBAL BOND VIP FUND
2016  Lowest contract charge 0.50% Class 2           $118.26           --                  --            --         2.43%
      Highest contract charge 1.20% Class 2          $112.80           --                  --            --         1.70%
      All contract charges                                --          502             $56,677          0.00%          --
2015  Lowest contract charge 0.50% Class 2           $115.46           --                  --            --        (4.78)%
      Highest contract charge 1.20% Class 2          $110.91           --                  --            --        (5.45)%
      All contract charges                                --          427             $47,351          7.80%          --
2014  Lowest contract charge 0.50% Class 2           $121.26           --                  --            --         1.33%
      Highest contract charge 1.20% Class 2          $117.30           --                  --            --         0.61%
      All contract charges                                --          328             $38,426          4.98%          --
2013  Lowest contract charge 0.50% Class 2           $119.67           --                  --            --         1.12%
      Highest contract charge 1.20% Class 2          $116.59           --                  --            --         0.40%
      All contract charges                                --          232             $27,077          4.73%          --
2012  Lowest contract charge 0.50% Class 2           $118.35           --                  --            --        14.49%
      Highest contract charge 1.20% Class 2          $116.12           --                  --            --        13.69%
      All contract charges                                --          135             $15,647          6.09%          --
VANECK VIP GLOBAL HARD ASSETS FUND
2016  Lowest contract charge 0.50% Class S Shares    $ 71.01           --                  --            --        42.70%
      Highest contract charge 1.45% Class S Shares   $ 67.27           --                  --            --        41.35%
      All contract charges                                --          380             $25,817          0.37%          --
2015  Lowest contract charge 0.50% Class S Shares    $ 49.76           --                  --            --       (33.96)%
      Highest contract charge 1.45% Class S Shares   $ 47.59           --                  --            --       (34.59)%
      All contract charges                                --          318             $15,253          0.03%          --
2014  Lowest contract charge 0.50% Class S Shares    $ 75.35           --                  --            --       (19.75)%
      Highest contract charge 1.45% Class S Shares   $ 72.76           --                  --            --       (20.52)%
      All contract charges                                --          249             $18,317          0.00%          --

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2016

8. Financial Highlights (Concluded)

                                                                          YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------
                                                               UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                    ---------- ----------------- ----------------- ------------- --------
VANECK VIP GLOBAL HARD ASSETS FUND (CONTINUED)
2013  Lowest contract charge 0.50% Class S Shares     $93.89           --                  --            --        9.75%
      Highest contract charge 1.34% Class S Shares    $91.81           --                  --            --        8.82%
      All contract charges                                --          202             $18,656          0.46%         --
2012  Lowest contract charge 0.50% Class S Shares     $85.55           --                  --            --        2.59%
      Highest contract charge 1.34% Class S Shares    $84.37           --                  --            --        1.72%
      All contract charges                                --          164             $13,909          0.00%         --

   ----------
  (a)Units were made available on June 8, 2012.
  (b)Units were made available on August 17, 2012
  (c)Units were made available on May 20, 2013.
  (d)Units were made available on June 13, 2014.
  (e)Units were made available on March 27, 2015.
  (f)MFS(R) Massachusetts Investors Growth Stock Series replaced MFS(R) Investors Growth Stock Portfolio due to a fund merger on March 27, 2015.
  (g)Units were made available on May 26, 2015.
  (h)Units were made available on June 19, 2015.
  (i)Units were made available on January 25, 2016.

  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2016 through the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

   The following Variable Investment Options will be involved in a planned merger effective on or about May 19, 2017, subject to regulatory and shareholder approvals. If approved, on the date of the scheduled merger, interests in certain Variable Investment Options (the "Surviving Options") will replace interests in the current investment options (the "Removed Options"), as listed in the table below.

----------------------------------------------------------------
 REMOVED OPTIONS                    SURVIVING OPTIONS
----------------------------------------------------------------
All Asset Aggressive-Alt 25         All Asset Growth-Alt 20
AXA/Pacific Global Small Cap Value  AXA/Horizon Small Cap Value
Charter/SM/ International Moderate  Charter/SM/ Moderate
Charter/SM/ Real Assets             EQ/PIMCO Global Real Return
----------------------------------------------------------------

                                    FSA-153

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm........................................  F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2016 and 2015......................................  F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31, 2016, 2015 and 2014.....  F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2016, 2015
   and 2014....................................................................................  F-4
  Consolidated Statements of Equity, Years Ended December 31, 2016, 2015 and 2014..............  F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2016, 2015 and 2014..........  F-6
  Notes to Consolidated Financial Statements
   Note 1 -- Organization......................................................................  F-8
   Note 2 -- Significant Accounting Policies...................................................  F-8
   Note 3 -- Investments....................................................................... F-23
   Note 4 -- Goodwill and Other Intangible Assets.............................................. F-42
   Note 5 -- Closed Block...................................................................... F-43
   Note 6 -- Contractholder Bonus Interest Credits and Deferred Acquisition Cost............... F-44
   Note 7 -- Fair Value Disclosures............................................................ F-44
   Note 8 -- GMDB, GMIB, GIB, GWBL and Other Features and No Lapse Guarantee Features.......... F-56
   Note 9 -- Reinsurance Agreements............................................................ F-59
   Note 10 -- Short-Term Debt.................................................................. F-61
   Note 11 -- Related Party Transactions....................................................... F-61
   Note 12 -- Employee Benefit Plans........................................................... F-63
   Note 13 -- Share-Based and Other Compensation Programs...................................... F-67
   Note 14 -- Income Taxes..................................................................... F-73
   Note 15 -- Accumulated Other Comprehensive Income (Loss).................................... F-75
   Note 16 -- Commitments and Contingent Liabilities........................................... F-76
   Note 17 -- Litigation....................................................................... F-78
   Note 18 -- Insurance Group Statutory Financial Information.................................. F-79
   Note 19 -- Business Segment Information..................................................... F-80
   Note 20 -- Quarterly Results of Operations (Unaudited)...................................... F-81

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), comprehensive income (loss), equity and cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2016 and December 31, 2015, and the results of their operations and their cash flows for each of the three years in the period ended
December 31, 2016 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 24, 2017

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2016 AND 2015

                                                                2016       2015
                                                             ---------- ----------
                                                                 (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair value
   (amortized cost of $32,123 and $31,201).................. $   32,570 $   31,893
  Mortgage loans on real estate (net of valuation
   allowances of $8 and $6).................................      9,757      7,171
  Policy loans..............................................      3,361      3,393
  Other equity investments..................................      1,408      1,477
  Trading securities, at fair value.........................      9,134      6,805
  Other invested assets.....................................      2,186      1,788
                                                             ---------- ----------
   Total investments........................................     58,416     52,527
Cash and cash equivalents...................................      2,950      3,028
Cash and securities segregated, at fair value...............        946        565
Broker-dealer related receivables...........................      2,100      1,971
Securities purchased under agreements to resell.............         --         79
Deferred policy acquisition costs...........................      4,301      4,469
Goodwill and other intangible assets, net...................      3,741      3,733
Amounts due from reinsurers.................................      4,635      4,466
Loans to affiliates.........................................        703      1,087
Guaranteed minimum income benefit reinsurance asset, at
  fair value................................................     10,309     10,570
Other assets................................................      4,260      4,634
Separate Accounts' assets...................................    111,403    107,497
                                                             ---------- ----------

TOTAL ASSETS................................................ $  203,764 $  194,626
                                                             ========== ==========

LIABILITIES
Policyholders' account balances............................. $   38,782 $   33,033
Future policy benefits and other policyholders liabilities..     25,358     24,531
Broker-dealer related payables..............................        484        404
Securities sold under agreements to repurchase..............      1,996      1,890
Customers related payables..................................      2,360      1,715
Amounts due to reinsurers...................................        125        131
Short-term debt.............................................        513        584
Current and deferred income taxes...........................      3,816      4,647
Other liabilities...........................................      2,108      2,586
Separate Accounts' liabilities..............................    111,403    107,497
                                                             ---------- ----------
   Total liabilities........................................    186,945    177,018
                                                             ---------- ----------
Redeemable Noncontrolling Interest.......................... $      403 $       13
                                                             ---------- ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11,
12, 13, 16 and 17)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding....................... $        2 $        2
  Capital in excess of par value............................      5,339      5,321
  Retained earnings.........................................      7,983      8,958
  Accumulated other comprehensive income (loss).............          7        228
                                                             ---------- ----------
   Total AXA Equitable's equity.............................     13,331     14,509
                                                             ---------- ----------
Noncontrolling interest.....................................      3,085      3,086
                                                             ---------- ----------
   Total equity.............................................     16,416     17,595
                                                             ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST
  AND EQUITY................................................ $  203,764 $  194,626
                                                             ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                                                   2016      2015      2014
                                                                                 --------  --------  --------
                                                                                         (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income.................... $  3,423  $  3,208  $  3,115
Premiums........................................................................      880       854       874
Net investment income (loss):
  Investment income (loss) from derivative instruments..........................     (462)      (81)    1,605
  Other investment income (loss)................................................    2,318     2,057     2,210
                                                                                 --------  --------  --------
   Total net investment income (loss)...........................................    1,856     1,976     3,815
                                                                                 --------  --------  --------
Investment gains (losses), net:
  Total other-than-temporary impairment losses..................................      (65)      (41)      (72)
  Portion of loss recognized in other comprehensive income (loss)...............       --        --        --
                                                                                 --------  --------  --------
   Net impairment losses recognized.............................................      (65)      (41)      (72)
  Other investment gains (losses), net..........................................       81        21        14
                                                                                 --------  --------  --------
     Total investment gains (losses), net.......................................       16       (20)      (58)
                                                                                 --------  --------  --------
Commissions, fees and other income..............................................    3,791     3,942     3,930
Increase (decrease) in the fair value of the reinsurance contract asset.........     (261)     (141)    3,964
                                                                                 --------  --------  --------
     Total revenues.............................................................    9,705     9,819    15,640
                                                                                 --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.........................................................    2,893     2,799     3,708
Interest credited to policyholders' account balances............................    1,555       978     1,186
Compensation and benefits.......................................................    1,723     1,783     1,739
Commissions.....................................................................    1,095     1,111     1,147
Distribution related payments...................................................      372       394       413
Interest expense................................................................       16        20        53
Amortization of deferred policy acquisition costs, net..........................      162      (331)     (413)
Other operating costs and expenses..............................................    1,458     1,415     1,692
                                                                                 --------  --------  --------
     Total benefits and other deductions........................................    9,274     8,169     9,525
                                                                                 --------  --------  --------
Earnings (loss) from operations, before income taxes............................      431     1,650     6,115
Income tax (expense) benefit....................................................      113      (186)   (1,695)
                                                                                 --------  --------  --------

Net earnings (loss).............................................................      544     1,464     4,420
  Less: net (earnings) loss attributable to the noncontrolling interest.........     (469)     (403)     (387)
                                                                                 --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable............................... $     75  $  1,061  $  4,033
                                                                                 ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                                                   2016     2015      2014
                                                                                 -------  --------  --------
                                                                                        (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................................................. $   544  $  1,464  $  4,420
                                                                                 -------  --------  --------

Other comprehensive income (loss) net of income taxes:
   Foreign currency translation adjustment......................................     (18)      (25)      (21)
   Change in unrealized gains (losses), net of reclassification adjustment......    (217)     (881)      969
   Changes in defined benefit plan related items not yet recognized in periodic
     benefit cost, net of reclassification adjustment...........................      (3)       (4)      (23)
                                                                                 -------  --------  --------
Total other comprehensive income (loss), net of income taxes....................    (238)     (910)      925
                                                                                 -------  --------  --------

Comprehensive income (loss).....................................................     306       554     5,345

  Less: Comprehensive (income) loss attributable to noncontrolling interest.....    (452)     (388)     (358)
                                                                                 -------  --------  --------

Comprehensive Income (Loss) Attributable to AXA Equitable....................... $  (146) $    166  $  4,987
                                                                                 =======  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                                                    2016       2015       2014
                                                                                 ---------  ---------  ---------
                                                                                          (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
  Common stock, at par value, beginning and end of year......................... $       2  $       2  $       2
                                                                                 ---------  ---------  ---------

  Capital in excess of par value, beginning of year.............................     5,321      5,957      5,934
  Deferred tax on dividend of AB Units..........................................        --        (35)       (26)
  Non cash capital contribution from AXA Financial (See Note 12)................        --        137         --
  Transfer of unrecognized net actuarial loss of the AXA Equitable Qualified
   Pension Plan to AXA Financial (see Note 15)..................................        --       (772)        --
  Changes in capital in excess of par value.....................................        18         34         49
                                                                                 ---------  ---------  ---------
  Capital in excess of par value, end of year...................................     5,339      5,321      5,957
                                                                                 ---------  ---------  ---------

  Retained earnings, beginning of year..........................................     8,958      8,809      5,205
  Net earnings (loss)...........................................................        75      1,061      4,033
  Shareholder dividends.........................................................    (1,050)      (912)      (429)
                                                                                 ---------  ---------  ---------
  Retained earnings, end of year................................................     7,983      8,958      8,809
                                                                                 ---------  ---------  ---------

  Accumulated other comprehensive income (loss), beginning of year..............       228        351       (603)
  Transfer of unrecognized net actuarial loss of the AXA Equitable Qualified
   Pension Plan to AXA Financial (see Note 15)..................................        --        772         --
  Other comprehensive income (loss).............................................      (221)      (895)       954
                                                                                 ---------  ---------  ---------
  Accumulated other comprehensive income (loss), end of year....................         7        228        351
                                                                                 ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR....................................    13,331     14,509     15,119
                                                                                 ---------  ---------  ---------

  Noncontrolling interest, beginning of year....................................     3,086      2,989      2,903
  Repurchase of AB Holding units................................................      (168)      (154)       (62)
  Net earnings (loss) attributable to noncontrolling interest...................       464        403        387
  Dividends paid to noncontrolling interest.....................................      (384)      (414)      (401)
  Dividend of AB Units by AXA Equitable to AXA Financial........................        --        145         48
  Other comprehensive income (loss) attributable to noncontrolling interest.....       (17)       (15)       (29)
  Other changes in noncontrolling interest......................................       104        132        143
                                                                                 ---------  ---------  ---------

     Noncontrolling interest, end of year.......................................     3,085      3,086      2,989
                                                                                 ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR....................................................... $  16,416  $  17,595  $  18,108
                                                                                 =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                                                     2016       2015       2014
                                                                                  ---------  ---------  ---------
                                                                                           (IN MILLIONS)
Net earnings (loss).............................................................. $     544  $   1,464  $   4,420
  Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
   Interest credited to policyholders' account balances..........................     1,555        978      1,186
   Universal life and investment-type product policy fee income..................    (3,423)    (3,208)    (3,115)
   (Increase) decrease in the fair value of the reinsurance contract asset.......       261        141     (3,964)
   (Income) loss related to derivative instruments...............................       462         81     (1,605)
   Investment (gains) losses, net................................................       (16)        20         58
   Realized and unrealized (gains) losses on trading securities..................        41         43        (22)
   Non-cash long term incentive compensation expense.............................       152        172        171
   Amortization of deferred sales commission.....................................        41         49         42
   Other depreciation and amortization...........................................       (98)       (18)        44
   Amortization of deferred cost of reinsurance asset............................       159         39        302
   Amortization of other intangibles.............................................        29         28         27

   Changes in:
     Net broker-dealer and customer related receivables/payables.................       608        (38)      (525)
     Reinsurance recoverable.....................................................      (534)      (916)      (488)
     Segregated cash and securities, net.........................................      (381)       (89)       505
     Deferred policy acquisition costs...........................................       162       (331)      (413)
     Future policy benefits......................................................       783        934      1,647
     Current and deferred income taxes...........................................      (771)       258      1,448
     Accounts payable and accrued expenses.......................................       (66)        38       (259)
   Other, net....................................................................        31        111        (98)
                                                                                  ---------  ---------  ---------
  Net cash provided by (used in) operating activities............................ $    (461) $    (244) $    (639)
                                                                                  ---------  ---------  ---------

Cash flows from investing activities:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale.......................................... $   7,154  $   4,368  $   3,157
   Mortgage loans on real estate.................................................       676        609        652
   Trading account securities....................................................     6,271     10,768      6,099
   Other.........................................................................        32        134         99
  Payment for the purchase/origination of:
   Fixed maturities, available for sale..........................................    (7,873)    (4,701)    (5,184)
   Mortgage loans on real estate.................................................    (3,261)    (1,311)    (1,432)
   Trading account securities....................................................    (8,691)   (12,501)    (7,014)
   Other.........................................................................      (250)      (132)      (135)
  Cash settlements related to derivative instruments.............................       102        529        999
  Decrease in loans to affiliates................................................       384         --         --
  Change in short-term investments...............................................      (205)      (363)        (5)
  Investment in capitalized software, leasehold improvements and EDP equipment...       (85)       (71)       (83)
  Purchase of business, net of cash acquired.....................................       (21)        --        (61)
  Other, net.....................................................................       409        203        157
                                                                                  ---------  ---------  ---------

Net cash provided by (used in) investing activities.............................. $  (5,358) $  (2,468) $  (2,751)
                                                                                  ---------  ---------  ---------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                  (CONTINUED)

                                                                                     2016       2015       2014
                                                                                  ---------  ---------  ---------
                                                                                           (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits...................................................................... $   9,342  $   5,757  $   6,011
   Withdrawals...................................................................    (2,874)    (2,861)    (2,867)
   Transfer (to) from Separate Accounts..........................................     1,606      1,045        815
  Change in short-term financings................................................       (69)        95        221
  Change in collateralized pledged assets........................................      (677)        (2)       (12)
  Change in collateralized pledged liabilities...................................       125       (270)       430
  (Decrease) increase in overdrafts payable......................................       (85)        --         --
  Repayment of Loans from Affiliates.............................................        --         --       (825)
  Repayment of long term debt....................................................        --       (200)        --
  Shareholder dividends paid.....................................................    (1,050)      (767)      (382)
  Repurchase of AB Holding units.................................................      (236)      (214)       (90)
  Redemptions of non-controlling interests of consolidated VIEs, net.............      (137)        --         --
  Distribution to noncontrolling interest in consolidated subsidiaries...........      (385)      (414)      (401)
  Increase (decrease) in Securities sold under agreement to repurchase...........       104        939        950
  (Increase) decrease in securities purchased under agreement to resell..........        79        (79)        --
  Other, net.....................................................................         8          5         (7)
                                                                                  ---------  ---------  ---------

Net cash provided by (used in) financing activities..............................     5,751      3,034      3,843
                                                                                  ---------  ---------  ---------

Effect of exchange rate changes on cash and cash equivalents.....................       (10)       (10)       (20)
Change in cash and cash equivalents..............................................       (78)       312        433
Cash and cash equivalents, beginning of year.....................................     3,028      2,716      2,283
                                                                                  ---------  ---------  ---------

Cash and Cash Equivalents, End of Year........................................... $   2,950  $   3,028  $   2,716
                                                                                  =========  =========  =========

Supplemental cash flow information:
  Interest Paid.................................................................. $      11  $      19  $      72
                                                                                  =========  =========  =========
  Income Taxes (Refunded) Paid................................................... $     613  $     (80) $     272
                                                                                  =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in financial protection.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently.

   Insurance

   The Insurance segment offers a variety of term, variable and universal life insurance products, variable annuity products, employee benefit products and investment products including mutual funds principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable and its indirect, wholly-owned insurance subsidiaries and AXA Equitable Funds Management Group ("AXA Equitable FMG").

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AB"). AB provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AB that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   At December 31, 2016 and 2015, the Company's economic interest in AB was 29.0% and 28.6%, respectively. At December 31, 2016 and 2015, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 63.7% and 62.8%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of the limited partnership, as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiaries engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AB; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2016", "2015" and "2014" refer to the years ended December 31, 2016, 2015 and 2014, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In January 2017, the Financial Accounting Standards Board ("FASB") issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ending December 31, 2018. The Company elected to early adopt the new guidance for the year ending December 31, 2016 with no significant impact to the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to the analysis of fee arrangements and related party relationships, modifies the guidance for the evaluation of limited partnerships and similar entities for consolidation to eliminate the presumption of general partner control, and ends the deferral that had been granted to certain investment companies for applying previous VIE guidance. The Company adopted this new standard beginning January 1, 2016, having elected not to early-adopt in previous interim periods, and applied the guidance using a modified retrospective approach, thereby not requiring the restatement of prior year periods. The Company's reevaluation of all legal entities under the new standard resulted in identification of additional VIEs and consolidation of certain investment products of the Investment Management segment that were not consolidated in accordance with previous guidance. See Consolidation of VIEs below.

   In May 2015, the FASB issued new guidance related to disclosures for investments in certain entities that calculate net asset value ("NAV") per share (or its equivalent). Under the new guidance, investments measured at NAV, as a practical expedient for fair value, are excluded from the fair value hierarchy. Removing investments measured using the practical expedient from the fair value hierarchy was intended to eliminate the diversity in practice with respect to the categorization of these investments. The only criterion for categorizing investments in the fair value hierarchy is now the observability of the inputs. The amendment was effective retrospectively for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2015, the FASB issued new guidance, simplifying the presentation of debt issuance costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The new guidance was effective retrospectively for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance was effective for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance was effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In January 2014, the FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance was effective for annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In January 2017, the FASB issued updated guidance to simplify the accounting for goodwill impairment. The revised guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The revised guidance will be applied prospectively, and is effective for fiscal year ending December 31, 2020. Early adoption is permitted for fiscal periods beginning after January 1, 2017. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In October 2016, the FASB issued updated guidance on consolidation of interests held through related parties that are under common control, which alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control. The new guidance amends the recently adopted consolidation guidance analysis. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016, with early adoption permitted. Adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.

   In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investments had been held. The amendment is effective for interim and annual periods beginning after December 15, 2016 and should be applied prospectively upon their effective date to increases in the level of ownership interest or degree of influence that result in the adoption of the equity method. The amendment is not expected to have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance on improvements to employee share-based payment accounting. The amendment includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements including: income tax effects of share-based payments, minimum statutory tax withholding requirements and forfeitures. The amendment is effective for interim and annual periods beginning after December 15, 2016. The provisions will be applied using various transition approaches (prospective, retrospective and modified retrospective). Management is currently evaluating the impact that the adoption of this standard will have on the Company's consolidated financial statements.

   In February 2016, the FASB issued revised guidance to lease accounting. The revised guidance will require lessees to recognize a right-of-use asset and a lease liability for virtually all of their leases. Lessor accounting will continue to be similar to the current model, but updated to align with certain changes to the lessee model. Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts. The revised guidance is effective for interim and annual periods, beginning after December 15, 2018, with early adoption permitted. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2014, the FASB issued new revenue recognition guidance that is intended to improve and converge the financial reporting requirements for revenue from contracts with customers with International Financial Reporting Standards ("IFRS"). The new guidance applies to contracts that deliver goods or services to a customer, except when those contracts are for: insurance, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA

   Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York State Department of Financial Services, (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in other investment income (loss) in the statements of Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by AXA Equitable and certain subsidiaries on the lives of certain key employees (including former employees) and AXA Equitable and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2016 and 2015, the carrying value of COLI was $892 million and $864 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Investment income (loss) from derivative instruments" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's Investments Under Surveillance ("IUS") Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2016 and 2015, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $34 million and $72 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of Accumulated Other Comprehensive Income ("AOCI"), net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions.
   Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. In second quarter 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its Reversion to the Mean ("RTM") assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2016, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.67% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.67% net of product weighted average Separate Account fees) and 0.0% (-2.33% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2016, the average rate of assumed investment yields, excluding policy loans, was 5.1% grading to 4.5% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features (collectively, "GWBL and other features"). The Company also issues certain variable annuity products that contain a guaranteed minimum income benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.0% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.3%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), AXA Equitable has access to collateralized borrowings. AXA Equitable may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require AXA Equitable to pledge qualified mortgage-backed assets and/or government securities as collateral.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with GMDB and GMIB features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. These various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs DAC will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. The GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2016, participating policies, including those in the Closed Block, represent approximately 5.0% ($17,491 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of AXA Equitable. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such Separate Accounts are offset within the same line in the consolidated statements of earnings (loss). For 2016, 2015 and 2014, investment results of such Separate Accounts were gains (losses) of $8,222 million, $1,148 million and $5,959 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Advisory and Administrative Services Revenues and Related Expenses

   AXA Equitable FMG performs investment advisory and administrative services to investment companies, currently AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT"), 1290 Funds, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust ("Other AXA Trusts"). AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services. AXA Equitable FMG has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG. AXA Equitable FMG earns fees related to these services; the fees are calculated as a percentage of assets under management and are recorded in Commissions, fees and other income in the Consolidated statements of earnings (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the Consolidated statements of earnings (loss).

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AB's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2016 was not impaired.

   AB's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2016. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AB's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AB's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and the purchase of units of the limited partnership interest in AB ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AB Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   Income Taxes

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   AB is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AB is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AB are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   Accounting and Consolidation of VIE's

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. The Company evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   A VIE must be consolidated by its primary beneficiary, which generally is defined as the party that has a controlling financial interest in the VIE. The Company is deemed to have a controlling financial interest in a VIE if it has (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance, and (ii) the obligation to absorb losses of the VIE or the right to receive income from the VIE that potentially could be significant to the VIE. For purposes of evaluating
   (ii) above, fees paid to the Company as a decision maker or service provider are excluded if the fees are compensation for services provided commensurate with the level of effort required to be performed and the arrangement includes only customary terms, conditions or amounts present in arrangements for similar services negotiated at arm's length.

   If the Company has a variable interest in an entity that is determined not to be a VIE, the entity then is evaluated for consolidation under the voting interest entity ("VOE") model. For limited partnerships and similar entities, the Company is deemed to have a controlling financial interest in a VOE, and would be required to consolidate the entity, if the Company owns a majority of the entity's kick-out rights through voting limited partnership interests and other limited partners do not hold substantive participating rights (or other rights that would indicate that the Company does not control the entity). For entities other than limited partnerships, the Company is deemed to have a controlling financial interest in a VOE if it owns a majority voting interest in the entity.

   The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

   At December 31, 2016, the Insurance segment's General Account held approximately $1,209 million of investment assets in the form of equity interests issued by non-corporate legal entities determined under the new guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds. As an equity investor, the Insurance segment is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests and/or other financial arrangements, if any, the Insurance segment was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheet as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are approximately $157,986 million. The Company's maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1,209 million and approximately $697 million of unfunded commitments at December 31, 2016. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

   As a result of adopting the new guidance, the Company identified for consolidation under the VIE model three investment funds sponsored by AB. In addition, the Company identified as a VIE an AB private equity fund previously consolidated at December 31, 2015 under the VOE model. The assets of these consolidated VIEs are presented within other invested assets and cash and cash equivalents and liabilities of these consolidated VIEs are presented within other liabilities on the face of the Company's consolidated balance sheet at December 31, 2016; ownership interests not held by the Company relating to these consolidated VIEs are presented either as redeemable or non-redeemable non-controlling interest, as appropriate.

   In 2016, subsequent to the initial adoption of the VIEs guidance, AB consolidated six additional investment funds that were classified as VIEs in which AB obtained a controlling financial interest due to its investment in those funds and deconsolidated a VIE of which AB no longer was the primary beneficiary due to the redemption of its seed money from the fund. At the time of adoption of the new consolidation guidance, AXA financial consolidated total assets of $265 million, total liabilities of $14 million and redeemable non-controlling interest of $251 million in the consolidated balance sheet. As of December 31, 2016 AXA financial consolidated
   $933 million of assets, liabilities of $293 million and redeemable non-controlling interest of $392 million associated with the consolidation of VIEs.

   As of December 31, 2016, the net assets of investment products sponsored by AB that are non-consolidated VIEs are approximately $43,700 million and the Company's maximum exposure to loss from its direct involvement with these VIEs is its investment of $13 million at December 31, 2016. The Company has no further commitments to or economic interest in these VIEs.

   Assumption Updates and Model Changes

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain VISL products as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields.

   The net impact of these model changes and assumption updates in 2016 decreased policyholders' benefits by $77 million, increased the amortization of DAC by $289 million, increased Universal life and investment-type product policy fee income by $22 million, decreased Earnings from continuing operations before income taxes by $189 million and decreased Net earnings by approximately $123 million. Included in these balances are out-of-period adjustments ("OOPA's") which decreased Earnings from continuing operations before income taxes by $49 million in 2016.

   In 2015 the Company announced it would raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007, which have both issue ages 70 and above and a current face value amount of $1 million and above, effective in 2016. The Company raised the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the original schedule of COI rates was established. This COI rate increase was larger than the increase that previously had been anticipated in management's reserve assumptions. As a result, management updated the assumption to reflect the actual COI rate increase, resulting in a $71 million and $46 million increase in Earnings from continuing operations before income taxes and Net earnings, respectively, in 2015.

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreased the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, a decrease in the GMDB/GMIB reserves of $637 million and a decrease in the amortization of DAC of $17 million. In 2015, this assumption update decreased Earnings from continuing operations before income taxes and Net earnings by approximately $92 million and $60 million, respectively.

   In 2015, based upon management's then current expectations of interest rates and future fund growth, the Company updated its reversion to the mean ("RTM") assumption used to calculate GMDB/GMIB and VISL reserves and amortization DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $723 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $67 million. In 2015, this assumption update decreased Earnings from continuing operations before income taxes and Net earnings by approximately $685 million and $445 million, respectively.

   In 2015, expectations of long-term lapse rates for certain Accumulator(R) products at certain durations and moneyness levels were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. The impact of this assumption update in 2015 was an increase in the fair value of the GMIB reinsurance contract asset of $216 million, an increase in the GMIB reserves of $65 million and a decrease in the amortization of DAC of $13 million. In 2015, this assumption update increased Earnings from continuing operations before income taxes and Net earnings by approximately $164 million and $107 million, respectively.

   In 2015, the Company launched a lump sum payment option to certain contract holders with GMIB and GWBL benefits at the time their AAV falls to zero. As a result, the Company updated its future reserve assumptions to incorporate the expectation that some policyholders will utilize this option. The impact of this assumption update in 2015 resulted in a decrease in the fair value of the GMIB reinsurance contract asset of $263 million and a decrease in the GMIB reserves of $55 million. In 2015, this assumption update decreased Earnings from continuing operations before income taxes and Net earnings by approximately $208 million and $135 million, respectively.

   In 2014, the Company updated its assumptions of future GMIB costs as a result of lower expected short term lapses for those policyholders who did not accept the GMIB buyout offer that expired in third quarter 2014. The impacts of this refinement in 2014 resulted in an increase in the fair value of the GMIB reinsurance asset of $62 million and an increase in the GMIB reserves of $16 million. In 2014, this assumption update increased Earnings from continuing operations before income taxes and Net earnings by approximately $46 million and $30 million, respectively.

   In addition, in 2014, the Company made a change in the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and guaranteed minimum accumulation benefit ("GMAB") liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these changes in 2014 were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively. In 2014, these changes increased Earnings from continuing operations before income taxes and Net earnings by approximately $473 million and $307 million, respectively.

   Out of Period Adjustments

   In 2016, the Company recorded several out-of-period adjustments ("OOPA's") in its financial statements, primarily related to errors in the models used to calculate policyholders' benefit reserves for certain VISL products . These OOPA's resulted in a decrease of $4 million in total revenues and increased total benefits and other deductions by $40 million in 2016.

   Additionally, in 2016, the Company recorded an income tax expense as an OOPA, related to the settlement of inter-company balances between AB and its foreign subsidiaries, which created deemed dividends under Section 956 of the U.S. Internal Revenue Code of 1986, as amended. As a result, the Company has been understating its income tax provision and income tax liability since 2010. As a result of the deemed dividend adjustment discussed above, the accumulated undistributed earnings permanently invested outside the U.S. will decrease significantly as of December 31, 2016. This OOPA resulted in an increase of $38 million in income tax expense and decreased Earnings attributable to noncontrolling interest by $27 million in 2016, respectively.

   In 2016, total OOPA's including those discussed above, decreased Earnings from operations, before income tax by $44 million and Net earnings by $67 million, respectively.

   In 2016, the Company identified an error in the presentation of Universal life and investment-type product policy fee income and Premiums on the consolidated statements of earnings for the years ended December 31, 2015 and 2014. The Company has revised the previously reported balances by decreasing Universal life and investment-type product policy fee income and increasing Premiums by $366 million and $360 million in 2015 and 2014, respectively, to improve the consistency and comparability with the current period presentation. The errors did not impact Total Revenues or Earnings
   (loss) from operations, before income taxes, or Net earnings (loss) and were not considered material to previously issued financial statements.

   In 2015, the Company recorded several OOPAs in its financial statements, primarily related to errors in the models used to calculate the initial fee liability amortization, affiliated ceded reserves and deferred cost of reinsurance for certain of its VISL products. In addition, the Company recorded an OOPA in 2015 related to an error in the model used to calculate the deferred cost of reinsurance with an un-affiliated reinsurer related to the reinsurance of the Company's business. These OOPAs resulted in a decrease of $112 in total revenues, a $51 million decrease in total benefits and other deductions, a $61 million decrease in earnings (loss) from operations, before income taxes and a $40 million decrease in net earnings.

   In 2014, the Company recorded several OOPAs in its financial statements primarily related to updates in the models used to calculate the fair value of the GMIB reinsurance asset and the GMIB and GMDB liabilities. In addition, the Company recorded an OOPA related to an understatement of the dividend of AB Units by AXA Equitable to AXA Financial during the year ended December 31, 2013 and the related deferred tax liability for the excess of the fair value of the AB Unit dividend over the recorded value. The net impact of the corrections to AXA Equitable's shareholders' equity and Net earnings was a decrease of $1 million and an increase of $73 million, respectively.

   Management has evaluated the impact of all OOPAs both individually and in the aggregate and concluded they are not material to any previously reported quarterly or annual financial statements, or to the periods in which they were corrected.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                           GROSS        GROSS
                                              AMORTIZED  UNREALIZED  UNREALIZED                 OTTI
                                                COST       GAINS       LOSSES     FAIR VALUE IN AOCI/(3)/
                                              ---------- ---------- ------------- ---------- -----------
                                                                    (IN MILLIONS)
DECEMBER 31, 2016
-----------------
Fixed Maturity Securities:
  Public corporate........................... $   12,418 $      675     $      81 $   13,012    $     --
  Private corporate..........................      6,880        215            55      7,040          --
  U.S. Treasury, government and agency.......     10,739        221           624     10,336          --
  States and political subdivisions..........        432         63             2        493          --
  Foreign governments........................        375         29            14        390          --
  Commercial mortgage-backed.................        415         28            72        371           7
  Residential mortgage-backed/(1)/...........        294         20            --        314          --
  Asset-backed/(2)/..........................         51         10             1         60           3
  Redeemable preferred stock.................        519         45            10        554          --
                                              ---------- ----------     --------- ----------    --------
   Total Fixed Maturities....................     32,123      1,306           859     32,570          10

Equity securities............................        113         --            --        113          --
                                              ---------- ----------     --------- ----------    --------

Total at December 31, 2016................... $   32,236 $    1,306     $     859 $   32,683    $     10
                                              ========== ==========     ========= ==========    ========

December 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $   12,890 $      688     $     202 $   13,376    $     --
  Private corporate..........................      6,818        232           124      6,926          --
  U.S. Treasury, government and agency.......      8,800        280           305      8,775          --
  States and political subdivisions..........        437         68             1        504          --
  Foreign governments........................        397         36            18        415          --
  Commercial mortgage-backed.................        591         29            87        533           9
  Residential mortgage-backed/(1)/...........        608         32            --        640          --
  Asset-backed/(2)/..........................         68         10             1         77           3
  Redeemable preferred stock.................        592         57             2        647          --
                                              ---------- ----------     --------- ----------    --------
   Total Fixed Maturities....................     31,201      1,432           740     31,893          12

Equity securities............................         34         --             2         32          --
                                              ---------- ----------     --------- ----------    --------

Total at December 31, 2015................... $   31,235 $    1,432     $     742 $   31,925    $     12
                                              ========== ==========     ========= ==========    ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2016 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2016

                                               AMORTIZED
                                                 COST     FAIR VALUE
                                              ----------- -----------
                                                   (IN MILLIONS)
Due in one year or less...................... $     1,537 $     1,549
Due in years two through five................       7,736       8,128
Due in years six through ten.................       8,898       9,005
Due after ten years..........................      12,673      12,589
                                              ----------- -----------
   Subtotal..................................      30,844      31,271
Commercial mortgage-backed securities........         415         371
Residential mortgage-backed securities.......         294         314
Asset-backed securities......................          51          60
Redeemable preferred stocks..................         519         554
                                              ----------- -----------
Total........................................ $    32,123 $    32,570
                                              =========== ===========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2016, 2015 and 2014:

                                                      DECEMBER 31,
                                              ---------------------------
                                                 2016      2015     2014
                                              ---------  -------  -------
                                                     (IN MILLIONS)
Proceeds from sales.......................... $   4,324  $   979  $   716
                                              =========  =======  =======
Gross gains on sales......................... $     111  $    33  $    21
                                              =========  =======  =======
Gross losses on sales........................ $     (58) $    (8) $    (9)
                                              =========  =======  =======
Total OTTI................................... $     (65) $   (41) $   (72)
Non-credit losses recognized in OCI..........        --       --       --
                                              ---------  -------  -------
Credit losses recognized in earnings (loss).. $     (65) $   (41) $   (72)
                                              =========  =======  =======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                        2016      2015
                                                                                      --------  --------
                                                                                         (IN MILLIONS)
Balances at January 1,............................................................... $   (198) $   (254)
Previously recognized impairments on securities that matured, paid, prepaid or sold..       73        97
Recognized impairments on securities impaired to fair value this period/(1)/.........      (17)      (11)
Impairments recognized this period on securities not previously impaired.............      (46)      (22)
Additional impairments this period on securities previously impaired.................       (2)       (8)
Increases due to passage of time on previously recorded credit losses................       --        --
Accretion of previously recognized impairments due to increases in expected
  cash flows.........................................................................       --        --
                                                                                      --------  --------
Balances at December 31,............................................................. $   (190) $   (198)
                                                                                      ========  ========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                               ---------------
                                                2016     2015
                                               ------- -------
                                                (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $    19 $    16
   All other..................................     428     676
  Equity securities...........................      --      (2)
                                               ------- -------
Net Unrealized Gains (Losses)................. $   447 $   690
                                               ======= =======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                      AOCI GAIN
                                                                                                        (LOSS)
                                               NET UNREALIZED                           DEFERRED      RELATED TO
                                                    GAIN                                 INCOME     NET UNREALIZED
                                                (LOSSES) ON             POLICYHOLDERS   TAX ASSET     INVESTMENT
                                                INVESTMENTS      DAC     LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              ---------------  -------  -------------  -----------  --------------
                                                                          (IN MILLIONS)
BALANCE, JANUARY 1, 2016..................... $            16  $    --  $          (4) $        (5) $            7
Net investment gains (losses) arising during
  the period.................................              (6)      --             --           --              (6)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........               9       --             --           --               9
   Excluded from Net earnings (loss)/(1)/....              --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --       (1)            --           --              (1)
   Deferred income taxes.....................              --       --             --            2               2
   Policyholders liabilities.................              --       --             (6)          --              (6)
                                              ---------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2016................... $            19  $    (1) $         (10) $        (3) $            5
                                              ===============  =======  =============  ===========  ==============

BALANCE, JANUARY 1, 2015..................... $            10  $    --  $          --  $        (4) $            6
Net investment gains (losses) arising during
  the period.................................              (7)      --             --           --              (7)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........              13       --             --           --              13
   Excluded from Net earnings (loss)/(1)/....              --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --       --             --           --              --
   Deferred income taxes.....................              --       --             --           (1)             (1)
   Policyholders liabilities.................              --       --             (4)          --              (4)
                                              ---------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2015................... $            16  $    --  $          (4) $        (5) $            7
                                              ===============  =======  =============  ===========  ==============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                        AOCI GAIN
                                                                                                          (LOSS)
                                              NET UNREALIZED                             DEFERRED       RELATED TO
                                                  GAINS                                   INCOME      NET UNREALIZED
                                               (LOSSES) ON              POLICYHOLDERS    TAX ASSET      INVESTMENT
                                               INVESTMENTS       DAC     LIABILITIES    (LIABILITY)   GAINS (LOSSES)
                                              --------------  --------  -------------  ------------  ---------------
                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2016..................... $          674  $    (82) $        (213) $       (133) $           246
Net investment gains (losses) arising during
  the period.................................           (240)       --             --            --             (240)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             (6)       --             --            --               (6)
   Excluded from Net earnings (loss)/(1)/....             --        --             --            --               --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        (5)            --            --               (5)
   Deferred income taxes.....................             --        --             --            80               80
   Policyholders liabilities.................             --        --             24            --               24
                                              --------------  --------  -------------  ------------  ---------------
BALANCE, DECEMBER 31, 2016................... $          428  $    (87) $        (189) $        (53) $            99
                                              ==============  ========  =============  ============  ===============

BALANCE, JANUARY 1, 2015..................... $        2,231  $   (122) $        (368) $       (610) $         1,131
Net investment gains (losses) arising during
  the period.................................         (1,562)       --             --            --           (1,562)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........              5        --             --            --                5
   Excluded from Net earnings (loss)/(1)/....             --        --             --            --               --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        40             --            --               40
   Deferred income taxes.....................             --        --             --           477              477
   Policyholders liabilities.................             --        --            155            --              155
                                              --------------  --------  -------------  ------------  ---------------
BALANCE, DECEMBER 31, 2015................... $          674  $    (82) $        (213) $       (133) $           246
                                              ==============  ========  =============  ============  ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 794 issues at December 31, 2016 and the 810 issues at December 31, 2015 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                              ----------------------- ---------------------- ---------------------
                                                            GROSS                   GROSS                 GROSS
                                                          UNREALIZED              UNREALIZED            UNREALIZED
                                              FAIR VALUE    LOSSES    FAIR VALUE    LOSSES   FAIR VALUE   LOSSES
                                              ---------- ------------ ----------- ---------- ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    2,455 $         75 $       113  $       6 $    2,568  $      81
  Private corporate..........................      1,483           38         277         17      1,760         55
  U.S. Treasury, government and agency.......      5,356          624          --         --      5,356        624
  States and political subdivisions..........         --           --          18          2         18          2
  Foreign governments........................         73            3          49         11        122         14
  Commercial mortgage-backed.................         66            5         171         67        237         72
  Residential mortgage-backed................         47           --           4         --         51         --
  Asset-backed...............................          4           --           8          1         12          1
  Redeemable preferred stock.................        218            9          12          1        230         10
                                              ---------- ------------ -----------  --------- ----------  ---------

Total........................................ $    9,702 $        754 $       652  $     105 $   10,354  $     859
                                              ========== ============ ===========  ========= ==========  =========

                                                Less Than 12 Months    12 Months or Longer           Total
                                              ----------------------- ---------------------- ---------------------
                                                            Gross                   Gross                 Gross
                                                          Unrealized              Unrealized            Unrealized
                                              Fair Value    Losses    Fair Value    Losses   Fair Value   Losses
                                              ---------- ------------ ----------- ---------- ---------- ----------
                                                                         (In Millions)
December 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    3,091 $        129 $       359  $      73 $    3,450 $      202
  Private corporate..........................      1,926          102         184         22      2,110        124
  U.S. Treasury, government and agency.......      3,538          305          --         --      3,538        305
  States and political subdivisions..........         19            1          --         --         19          1
  Foreign governments........................         73            7          39         11        112         18
  Commercial mortgage-backed.................         67            2         261         85        328         87
  Residential mortgage-backed................         11           --          29         --         40         --
  Asset-backed...............................         11           --          17          1         28          1
  Redeemable preferred stock.................         43           --          40          2         83          2
                                              ---------- ------------ -----------  --------- ---------- ----------

Total........................................ $    8,779 $        546 $       929  $     194 $    9,708 $      740
                                              ========== ============ ===========  ========= ========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2016 and 2015 were $169 million and $157 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2016 and 2015, respectively, approximately $1,574 million and $1,310 million, or 4.9% and 4.2%, of the $32,123 million and $31,201 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $28 million and $97 million at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, respectively, the $105 million and $194 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at either
   December 31, 2016 or 2015. As of December 31, 2016, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2016 and 2015, respectively, the Company owned
   $6 million and $7 million in RMBS backed by subprime residential mortgage loans, and $5 million and $6 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2016, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $5 million.

   At December 31, 2016 and 2015, respectively, the amortized cost of the Company's trading account securities was $9,177 million and $6,866 million with respective fair values of $9,134 million and $6,805 million. Also at December 31, 2016 and 2015, respectively, Trading securities included the General Account's investment in Separate Accounts which had carrying values of $63 million and $82 million and costs of $46 million and $72 million.

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructurings

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $15 million and $16 million at December 31, 2016 and 2015, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $1 million and $1 million in 2016, 2015 and 2014, respectively. Gross interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $0 million and $4 million in 2016, 2015 and 2014, respectively. The TDR mortgage loan shown in the table below has been modified five times since 2011. The modifications extended the maturity from its original maturity of November 5, 2014 to March 5, 2017 and extended interest only payments through maturity. In November 2015, the recorded investment was reduced by $45 million in conjunction with the sale of majority of the underlying collateral and $32 million from a charge-off. The remaining $15 million mortgage loan balance reflects the value of the remaining underlying collateral and cash held in escrow, supporting the mortgage loan. Since the fair market value of the underlying real estate and cash held in escrow collateral is the primary factor in determining the allowance for credit losses, modifications of loan terms typically have no direct impact on the allowance for credit losses, and therefore, no impact on the financial statements.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2016

                                                           OUTSTANDING RECORDED INVESTMENT
                                               NUMBER  ---------------------------------------
                                              OF LOANS PRE-MODIFICATION    POST-MODIFICATION
                                              -------- ----------------- ---------------------
                                                                (DOLLARS IN MILLIONS)
Commercial mortgage loans....................        1 $              15 $                  15

   There were no default payments on the above loan during 2016. There were no agricultural troubled debt restructuring mortgage loans in 2016.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2016, 2015 and 2014 are as follows:

                                               COMMERCIAL MORTGAGE LOANS
                                              ---------------------------
                                                2016     2015      2014
                                              -------  --------  --------
                                                     (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $     6  $     37  $     42
   Charge-offs...............................      --       (32)      (14)
   Recoveries................................      (2)       (1)       --
   Provision.................................       4         2         9
                                              -------  --------  --------
Ending Balance, December 31,................. $     8  $      6  $     37
                                              =======  ========  ========

Ending Balance, December 31,:
   Individually Evaluated for Impairment..... $     8  $      6  $     37
                                              =======  ========  ========

   There were no allowances for credit losses for agricultural mortgage loans in 2016, 2015 and 2014.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2016 and 2015, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2016

                                                          DEBT SERVICE COVERAGE RATIO
                                              ---------------------------------------------------
                                                                                            LESS   TOTAL
                                               GREATER   1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN  MORTGAGE
                                              THAN 2.0X   2.0X    1.8X     1.5X     1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/                     ---------- ------- -------- -------- ------- ------ ---------
                                                                      (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      738 $    95 $     59 $     56 $    -- $   -- $     948
  50% - 70%..................................      3,217     430      673    1,100      76     --     5,496
  70% - 90%..................................        282      65      229      127      28     46       777
  90% plus...................................         --      --       28       15      --     --        43
                                              ---------- ------- -------- -------- ------- ------ ---------

Total Commercial Mortgage Loans.............. $    4,237 $   590 $    989 $  1,298 $   104 $   46 $   7,264
                                              ========== ======= ======== ======== ======= ====== =========

AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      254 $   138 $    296 $    468 $   286 $   49 $   1,491
  50% - 70%..................................        141      57      209      333     219     45     1,004
  70% - 90%..................................         --      --        2        4      --     --         6
  90% plus...................................         --      --       --       --      --     --        --
                                              ---------- ------- -------- -------- ------- ------ ---------

Total Agricultural Mortgage Loans............ $      395 $   195 $    507 $    805 $   505 $   94 $   2,501
                                              ========== ======= ======== ======== ======= ====== =========

TOTAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      992 $   233 $    355 $    524 $   286 $   49 $   2,439
  50% - 70%..................................      3,358     487      882    1,433     295     45     6,500
  70% - 90%..................................        282      65      231      131      28     46       783
  90% plus...................................         --      --       28       15      --     --        43
                                              ---------- ------- -------- -------- ------- ------ ---------

Total Mortgage Loans......................... $    4,632 $   785 $  1,496 $  2,103 $   609 $  140 $   9,765
                                              ========== ======= ======== ======== ======= ====== =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2015

                                                          Debt Service Coverage Ratio
                                              ----------------------------------------------------
                                                                                            Less    Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to   than   Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x     1.0x    Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- -------- ------- --------
                                                                      (In Millions)
Commercial Mortgage Loans/(1)/
  0% - 50%................................... $     533 $    -- $    102 $     12 $     24 $    -- $    671
  50% - 70%..................................     1,392     353      741      853       77      --    3,416
  70% - 90%..................................       141      --      206      134      124      46      651
  90% plus...................................        63      --       --       46       --      --      109
                                              --------- ------- -------- -------- -------- ------- --------

Total Commercial Mortgage Loans.............. $   2,129 $   353 $  1,049 $  1,045 $    225 $    46 $  4,847
                                              ========= ======= ======== ======== ======== ======= ========

Agricultural Mortgage Loans/(1)/
  0% - 50%................................... $     204 $   116 $    277 $    432 $    256 $    51 $  1,336
  50% - 70%..................................       146      80      192      298      225      47      988
  70% - 90%..................................        --      --        2        4       --      --        6
  90% plus...................................        --      --       --       --       --      --       --
                                              --------- ------- -------- -------- -------- ------- --------

Total Agricultural Mortgage Loans............ $     350 $   196 $    471 $    734 $    481 $    98 $  2,330
                                              ========= ======= ======== ======== ======== ======= ========

Total Mortgage Loans/(1)/
  0% - 50%................................... $     737 $   116 $    379 $    444 $    280 $    51 $  2,007
  50% - 70%..................................     1,538     433      933    1,151      302      47    4,404
  70% - 90%..................................       141      --      208      138      124      46      657
  90% plus...................................        63      --       --       46       --      --      109
                                              --------- ------- -------- -------- -------- ------- --------

Total Mortgage Loans......................... $   2,479 $   549 $  1,520 $  1,779 $    706 $   144 $  7,177
                                              ========= ======= ======== ======== ======== ======= ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2016 and 2015, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                    RECORDED
                                                                                                   INVESTMENT
                                                                                  TOTAL     OR (GREATER THAN) 90 DAYS
                               30-59 60-89       90 DAYS                        FINANCING              AND
                               DAYS  DAYS   OR (GREATER THAN)   TOTAL CURRENT  RECEIVABLES          ACCRUING
                               ----- ----- -------------------- ----- -------- ----------- ---------------------------
                                                                    (IN MILLIONS)
DECEMBER 31, 2016:
------------------
  Commercial.................. $  -- $  -- $                 -- $  -- $  7,264  $    7,264 $                        --
  Agricultural................     9     2                    6    17    2,484       2,501                           6
                               ----- ----- -------------------- ----- --------  ---------- ---------------------------
TOTAL MORTGAGE LOANS.......... $   9 $   2 $                  6 $  17 $  9,748  $    9,765 $                         6
                               ===== ===== ==================== ===== ========  ========== ===========================

December 31, 2015:
------------------
  Commercial.................. $  -- $  -- $                 30 $  30 $  4,817  $    4,847 $                        --
  Agricultural................    12     7                    4    23    2,307       2,330                           4
                               ----- ----- -------------------- ----- --------  ---------- ---------------------------
Total Mortgage Loans.......... $  12 $   7 $                 34 $  53 $  7,124  $    7,177 $                         4
                               ===== ===== ==================== ===== ========  ========== ===========================

   The following table provides information relating to impaired mortgage loans at December 31, 2016 and 2015, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                    AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED       RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/  RECOGNIZED
                                              ---------- ---------- ----------  ---------------- -----------
                                                                      (IN MILLIONS)
DECEMBER 31, 2016:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       15 $       15 $       --  $             22 $        --
  Agricultural mortgage loans................         --         --         --                --          --
                                              ---------- ---------- ----------  ---------------- -----------
TOTAL........................................ $       15 $       15 $       --  $             22 $        --
                                              ========== ========== ==========  ================ ===========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8) $             48 $         2
  Agricultural mortgage loans................         --         --         --                --          --
                                              ---------- ---------- ----------  ---------------- -----------
TOTAL........................................ $       27 $       27 $       (8) $             48 $         2
                                              ========== ========== ==========  ================ ===========

December 31, 2015:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       46 $       46 $       --  $             15 $        --
  Agricultural mortgage loans................         --         --         --                --          --
                                              ---------- ---------- ----------  ---------------- -----------
Total........................................ $       46 $       46 $       --  $             15 $        --
                                              ========== ========== ==========  ================ ===========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       63 $       63 $       (6) $            137 $         4
  Agricultural mortgage loans................         --         --         --                --          --
                                              ---------- ---------- ----------  ---------------- -----------
Total........................................ $       63 $       63 $       (6) $            137 $         4
                                              ========== ========== ==========  ================ ===========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests, real estate joint ventures and investment companies accounted for under the equity method with a total carrying value of $1,295 million and $1,363 million, respectively, at December 31, 2016 and 2015. The Company's total equity in net earnings (losses) for these limited partnership interests was $60 million, $71 million and $206 million, respectively, for 2016, 2015 and 2014.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a Derivative Use Plan approved by the NYDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with GWBL, guaranteed minimum withdrawal benefit ("GMWB") and GMAB features (collectively, "GWBL and Other Features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and Other Features is that under-performance of the financial markets could result in the GIB and GWBL and Other Features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and Other Features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and Other Features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company has in place a hedge program utilizing interest rate swaps to partially protect the overall profitability of future variable annuity sales against declining interest rates.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   Derivatives utilized to hedge risks associated with interest-rate risk arising from issuance of funding agreements

   The Company issues fixed and floating rate funding agreements, to fund originated non-recourse commercial real estate mortgage loans, the terms of which may result in short term economic interest rate risk between mortgage loan commitment and mortgage loan funding. The company uses forward interest-rate swaps to protect against interest rate fluctuations during this period. Realized gains and losses from the forward interest rate swaps are amortized over the life of the loan in interest credited to policyholder's account balances.

   Derivatives utilized to hedge equity market risks associated with the General Account's seed money investments in Separate Accounts, retail mutual funds and Separate Account fee revenue fluctuations

   The Company's General Account seed money investments in Separate Account equity funds and retail mutual funds exposes the Company to market risk, including equity market risk, which is partially hedged through equity-index futures contracts to minimize such risk.

   Periodically, the Company enters into futures on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions partially cover fees expected to be earned from the Company's Separate Account products.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter of 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of CDSs exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically, the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty, in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond. At
   December 31, 2016 and 2015, respectively, the Company's unrealized gains (losses) related to this program were $(97) million and $(4) million and reported in AOCI.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the super senior tranche of the investment grade credit default swap index ("CDX index"). Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss) from derivative instruments.

   During third quarter 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. In 2016, the Company derecognized approximately $995 million U.S. Treasury securities for which the Company received proceeds of approximately $1,007 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2016, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $888 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2016 is approximately $(154) million, representing the fair value of the total return swap contracts.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2016

                                                               FAIR VALUE
                                                         -----------------------
                                                                                 GAINS (LOSSES)
                                               NOTIONAL     ASSET     LIABILITY    REPORTED IN
                                                AMOUNT   DERIVATIVES DERIVATIVES EARNINGS (LOSS)
                                              ---------- ----------- ----------- ---------------
                                                                 (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $    5,086 $         1 $         1  $         (826)
  Swaps......................................      3,529          13          67            (290)
  Options....................................     11,465       2,114       1,154             727
Interest rate contracts:/(1)/
  Floors.....................................      1,500          11          --               4
  Swaps......................................     18,933         246       1,163            (224)
  Futures....................................      6,926          --          --              --
  Swaptions..................................         --          --          --              87

                                                               FAIR VALUE
                                                        ------------------------
                                                                                  GAINS (LOSSES)
                                              NOTIONAL     ASSET      LIABILITY     REPORTED IN
                                               AMOUNT   DERIVATIVES  DERIVATIVES  EARNINGS (LOSS)
                                              --------- ------------ ----------- ----------------
                                                                 (IN MILLIONS)
Credit contracts:/(1)/
  Credit default swaps....................... $   2,757 $         20 $        15 $             15
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       730           52           6               45
  Margin.....................................        --          107           6               --
  Collateral.................................        --          712         748               --
                                                                                 ----------------
NET INVESTMENT INCOME (LOSS).................                                                (462)
                                                                                 ----------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................        --       10,309          --             (261)
GIB and GWBL and other features/(2)/.........        --           --         164              (20)
SCS, SIO, MSO and IUL indexed features/(3)/..        --           --         887             (754)
                                              --------- ------------ ----------- ----------------
Balances, December 31, 2016.................. $  50,926 $     13,585 $     4,211 $         (1,497)
                                              ========= ============ =========== ================

   /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
   /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2015

                                                               Fair Value
                                                        -------------------------
                                                                                   Gains (Losses)
                                              Notional     Asset      Liability      Reported In
                                               Amount   Derivatives  Derivatives   Earnings (Loss)
                                              --------- ------------ ------------ ----------------
                                                                  (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   7,089 $          2 $          3 $            (84)
  Swaps......................................     1,359            8           21              (45)
  Options....................................     7,358        1,042          652               14
Interest rate contracts:/(1)/
  Floors.....................................     1,800           61           --               12
  Swaps......................................    13,718          351          108               (8)
  Futures....................................     8,685           --           --              (81)
  Swaptions..................................        --           --           --              118
Credit contracts:/(1)/
  Credit default swaps.......................     2,442           16           38              (14)
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       263            5            4                7
                                                                                  ----------------
Net investment income (loss).................                                                  (81)
                                                                                  ----------------

Embedded derivatives:
GMIB reinsurance contracts...................        --       10,570           --             (141)
GIB and GWBL and other features/(2)/.........        --           --          184              (56)
SCS, SIO, MSO and IUL indexed features/(3)/..        --           --          310              (38)
                                              --------- ------------ ------------ ----------------
Balances, December 31, 2015.................. $  42,714 $     12,055 $      1,320 $           (316)
                                              ========= ============ ============ ================

   /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
   /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS

   All outstanding equity-based and treasury futures contracts at December 31, 2016 are exchange-traded and net settled daily in cash. At December 31, 2016, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $209 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $28 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $15 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2016 and 2015, respectively, the Company held $755 million and $655 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties December 31, 2016 and 2015, respectively, were $700 million and $5 million, for which the Company posted collateral of $820 million and $5 million at December 31, 2016 and 2015, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements respectively, and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash, U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2016 and 2015, the balance outstanding under reverse repurchase transactions was $0 million and $79 million, respectively. At December 31, 2016 and 2015, the balance outstanding under securities repurchase transactions was $1,996 million and $1,890 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in Note 2.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2016.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2016

                                                                            GROSS
                                                               GROSS       AMOUNTS       NET AMOUNTS
                                                              AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                                             RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                                             ---------- -------------- ----------------
                                                                            (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................................ $    2,128 $        1,219 $            909
Interest rate contracts.....................................        253          1,162             (909)
Credit contracts............................................         20             14                6
Currency....................................................         48              1               47
Margin......................................................        107              6              101
Collateral..................................................        712            747              (35)
                                                             ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA Master Agreement....      3,268          3,149              119
Total Derivatives, not subject to an ISDA Master Agreement..          4             --                4
                                                             ---------- -------------- ----------------
  Total Derivatives.........................................      3,272          3,149              123
Other financial instruments.................................      2,063             --            2,063
                                                             ---------- -------------- ----------------
  Other invested assets..................................... $    5,335 $        3,149 $          2,186
                                                             ========== ============== ================
Securities purchased under agreement to resell.............. $       -- $           -- $             --
                                                             ========== ============== ================

                                                                            GROSS
                                                               GROSS       AMOUNTS       NET AMOUNTS
                                                              AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                                             RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                                             ---------- -------------- ----------------
                                                                            (IN MILLIONS)
LIABILITIES/(2)/
DESCRIPTION
Derivatives:
Equity contracts............................................ $    1,219 $        1,219 $             --
Interest rate contracts.....................................      1,162          1,162               --
Credit contracts............................................         14             14               --
Currency....................................................          1              1               --
Margin......................................................          6              6               --
Collateral..................................................        747            747               --
                                                             ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA Master Agreement....      3,149          3,149               --
Total Derivatives, not subject to an ISDA Master Agreement..         --             --               --
                                                             ---------- -------------- ----------------
  Total Derivatives.........................................      3,149          3,149               --
Other non-financial liabilities.............................      2,108             --            2,108
                                                             ---------- -------------- ----------------
  Other liabilities......................................... $    5,257 $        3,149 $          2,108
                                                             ========== ============== ================
Securities sold under agreement to repurchase/(3)/.......... $    1,992 $           -- $          1,992
                                                             ========== ============== ================

   /(1)/Excludes Investment Management segment's $13 million net derivative assets (including derivative assets of consolidated VIEs), $3 million long exchange traded options and $83 million of securities borrowed.
   /(2)/Excludes Investment Management segment's $11 million net derivative liabilities (including derivative liabilities of consolidated VIEs), $1 million short exchange traded options.
   /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2016.

         COLLATERAL AMOUNTS OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2016

                                                                                COLLATERAL (RECEIVED)/HELD
                                                                                ------------------------
                                                               FAIR VALUE OF     FINANCIAL                      NET
                                                                   ASSETS       INSTRUMENTS       CASH        AMOUNTS
                                                             -----------------  -----------   -----------  ------------
                                                                                   (IN MILLIONS)
ASSETS/(1)/
Counterparty A.............................................. $              46  $        --   $       (48) $         (2)
Counterparty B..............................................              (128)          --           132             4
Counterparty C..............................................              (116)          --           138            22
Counterparty D..............................................               182           --          (176)            6
Counterparty E..............................................               (65)          --            83            18
Counterparty F..............................................                (3)          --            16            13
Counterparty G..............................................               219           --          (214)            5
Counterparty H..............................................               104           --          (110)           (6)
Counterparty I..............................................              (188)          --           203            15
Counterparty J..............................................               (93)          --           115            22
Counterparty K..............................................                92           --           (96)           (4)
Counterparty L..............................................                (3)          --             3            --
Counterparty M..............................................              (105)          --           120            15
Counterparty N..............................................                 4           --            --             4
Counterparty Q..............................................                10           --           (11)           (1)
Counterparty T..............................................                --           --             2             2
Counterparty U..............................................                 1           --            10            11
Counterparty V..............................................                96           --          (101)           (5)
                                                             -----------------  -----------   -----------  ------------
  Total Derivatives......................................... $              53  $        --   $        66  $        119
Other financial instruments.................................             2,067           --            --         2,067
                                                             -----------------  -----------   -----------  ------------
  OTHER INVESTED ASSETS..................................... $           2,120  $        --   $        66  $      2,186
                                                             =================  ===========   ===========  ============

                                                                                COLLATERAL (RECEIVED)/HELD
                                                                NET AMOUNTS     ------------------------
                                                              PRESENTED IN THE   FINANCIAL                      NET
                                                               BALANCE SHEETS   INSTRUMENTS       CASH        AMOUNTS
                                                             -----------------  -----------   -----------  ------------
                                                                                   (IN MILLIONS)
LIABILITIES/(2)/
Counterparty D.............................................. $             767  $      (767)  $        --            --
Counterparty M..............................................               410         (410)           --            --
Counterparty C..............................................               302         (296)           (2)            4
Counterparty W..............................................               513         (513)           --            --
                                                             -----------------  -----------   -----------  ------------
  Securities sold under agreement to repurchase/(3)/........ $           1,992  $    (1,986)  $        (2) $          4
                                                             =================  ===========   ===========  ============

  /(1)/Excludes Investment Management segment's cash collateral received of $1 million related to derivative assets (including those related to derivative assets of consolidated VIEs) and $83 million related to securities borrowed.
  /(2)/Excludes Investment Management segment's cash collateral pledged of $8 million related to derivative liabilities (including those related to derivative liabilities of consolidated VIEs).
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2016.

         REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS/(1)/

                                                               AT DECEMBER 31, 2016
                                              -------------------------------------------------------
                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              -------------------------------------------------------
                                              OVERNIGHT AND UP TO 30    30-90   GREATER THAN
                                               CONTINUOUS     DAYS      DAYS      90 DAYS     TOTAL
                                              ------------- --------- --------- ------------ --------
                                                                   (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT TO REPURCHASE/(2)/
  U.S. Treasury and agency securities........ $          -- $   1,992 $      -- $         -- $  1,992
                                              ------------- --------- --------- ------------ --------
Total........................................ $          -- $   1,992 $      -- $         -- $  1,992
                                              ------------- --------- --------- ------------ --------

  /(1)/Excludes Investment Management segment's $83 million of securities borrowed.
  /(2)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2015

                                                        Gross
                                           Gross       Amounts       Net Amounts
                                          Amounts   Offset in the  Presented in the
                                         Recognized Balance Sheets  Balance Sheets
                                         ---------- -------------- ----------------
                                                        (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts........................ $    1,049  $         673 $            376
Interest rate contracts.................        389            104              285
Credit contracts........................         14             37              (23)
                                         ----------  ------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement.....................      1,452            814              638
Total Derivatives, not subject to an
  ISDA Master Agreement.................         20             --               20
                                         ----------  ------------- ----------------
  Total Derivatives.....................      1,472            814              658
Other financial instruments/(2) (4)/....      1,271             --            1,271
                                         ----------  ------------- ----------------
  Other invested assets/(2)/............ $    2,743  $         814 $          1,929
                                         ==========  ============= ================
  Securities purchased under agreement
   to resell............................ $       79  $          -- $             79
                                         ==========  ============= ================

                                                                                                Gross
                                                                                   Gross       Amounts       Net Amounts
                                                                                  Amounts   Offset in the  Presented in the
                                                                                 Recognized Balance Sheets  Balance Sheets
                                                                                 ---------- -------------- ----------------
                                                                                               (In Millions)
LIABILITIES/(3)/
Description
Derivatives:
Equity contracts................................................................ $      673  $         673  $            --
Interest rate contracts.........................................................        104            104               --
Credit contracts................................................................         37             37               --
                                                                                 ----------  -------------  ---------------
  Total Derivatives, subject to an ISDA Master Agreement........................        814            814               --
Total Derivatives, not subject to an ISDA Master Agreement......................         --             --               --
                                                                                 ----------  -------------  ---------------
  Total Derivatives.............................................................        814            814               --
Other non-financial liabilities.................................................      2,586             --            2,586
                                                                                 ----------  -------------  ---------------
  Other liabilities............................................................. $    3,400  $         814  $         2,586
                                                                                 ==========  =============  ===============
  Securities sold under agreement to repurchase................................. $    1,890  $          --  $         1,890
                                                                                 ==========  =============  ===============

  /(1)/Excludes Investment Management segment's $13 million net derivative assets, $6 million long exchange traded options and $75 million of securities borrowed.
   /(2)/Includes $141 million related to accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $12 million net derivative liabilities, $1 million short exchange traded options and $10 million of securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2015.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2015

                                                                Collateral (Received)/Held
                                                Net Amounts     --------------------------
                                              Presented in the    Financial                    Net
                                               Balance Sheets    Instruments       Cash      Amounts
                                              ----------------  -------------  -----------  ---------
                                                                   (In Millions)
ASSETS/(1)/
Counterparty A............................... $             52  $          --  $       (52) $      --
Counterparty B...............................                9             --           (7)         2
Counterparty C...............................               61             --          (58)         3
Counterparty D...............................              222             --         (218)         4
Counterparty E...............................               53             --          (53)        --
Counterparty F...............................               (2)            --            2         --
Counterparty G...............................              129             --         (129)        --
Counterparty H...............................               16            (11)          (5)        --
Counterparty I...............................               44             --          (39)         5
Counterparty J...............................               19             --          (13)         6
Counterparty K...............................               17             --          (17)        --
Counterparty L...............................                7             --           (7)        --
Counterparty M...............................               11             --          (10)         1
Counterparty N...............................               20             --           --         20
Counterparty Q...............................               --             --           --         --
Counterparty T...............................               (3)            --            3         --
Counterparty U...............................               --             --            1          1
Counterparty V...............................                3             --           (3)        --
                                              ----------------  -------------  -----------  ---------
  Total Derivatives.......................... $            658  $         (11) $      (605) $      42

                                                                                        Collateral (Received)/Held
                                                                         Net Amounts    -------------------------
                                                                       Presented in the   Financial                    Net
                                                                        Balance Sheets   Instruments      Cash       Amounts
                                                                       ---------------- ------------  -----------  ------------
                                                                                            (In Millions)
Other financial instruments/(2) (4)/.................................. $          1,271 $         --  $        --  $      1,271
                                                                       ---------------- ------------  -----------  ------------
  Other invested assets/(2)/.......................................... $          1,929 $        (11) $      (605) $      1,313
                                                                       ================ ============  ===========  ============
Counterparty M........................................................ $             28 $        (28) $        --  $         --
Counterparty V........................................................ $             51 $        (51) $        --  $         --
                                                                       ---------------- ------------  -----------  ------------
Securities purchased under agreement to resell........................ $             79 $        (79) $        --  $         --
                                                                       ================ ============  ===========  ============

LIABILITIES/(3)/
Counterparty D........................................................ $            234 $       (234) $        --            --
Counterparty C........................................................            1,033       (1,016)         (17)           --
Counterparty M........................................................              623         (611)         (12)           --
                                                                       ---------------- ------------  -----------  ------------
  Securities sold under agreement to repurchase....................... $          1,890 $     (1,861) $       (29) $         --
                                                                       ================ ============  ===========  ============

   /(1)/Excludes Investment Management segment's cash collateral received of $2 million related to derivative assets and $75 million related to securities borrowed.
   /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of
       $12 million related to derivative liabilities and $10 million related to securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2015.

         Repurchase Agreement Accounted for as Secured Borrowings/(1)/

                                                               At December 31, 2015
                                              -------------------------------------------------------
                                                 Remaining Contractual Maturity of the Agreements
                                              -------------------------------------------------------
                                              Overnight and  Up to 30   30-90   Greater Than
                                               Continuous      days     days      90 days     Total
                                              ------------- ---------- -------- ------------ --------
                                                                   (In Millions)
Securities sold under agreement to repurchase
  U.S. Treasury and agency securities........ $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
Securities purchased under agreement to resell
  Corporate securities....................... $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------

   /(1)/Excludes Investment Management segment's $75 million of securities borrowed and $10 million of securities loaned.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                                 2016       2015       2014
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $   1,418  $   1,420  $   1,431
Mortgage loans on real estate................       461        338        306
Repurchase agreement.........................         1          1         --
Other equity investments.....................       170         84        200
Policy loans.................................       210        213        216
Derivative investments.......................      (462)       (81)     1,605
Trading securities...........................        80         17         63
Other investment income......................        44         40         49
                                              ---------  ---------  ---------
  Gross investment income (loss).............     1,922      2,032      3,870
Investment expenses..........................       (66)       (56)       (55)
                                              ---------  ---------  ---------
Net Investment Income (Loss)................. $   1,856  $   1,976  $   3,815
                                              =========  =========  =========

   For 2016, 2015 and 2014, respectively, Net investment income (loss) from derivatives included $(4) million, $474 million and $899 million of realized gains (losses) on contracts closed during those periods and $(458) million, $(555) million and $706 million of unrealized gains (losses) on derivative positions at each respective year end.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of earnings (loss). The table below shows a breakdown of Net investment income from trading account securities during the year ended 2016 and 2015:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                                                           TWELVE MONTHS ENDED
                                                                                 ----------------------------------------
                                                                                 DECEMBER 31,  December 31,  December 31,
                                                                                     2016          2015          2014
                                                                                 ------------  ------------  ------------
                                                                                              (IN MILLIONS)

Net investment gains (losses) recognized during the period on securities held
  at the end of the period...................................................... $        (19) $        (63) $         --
Net investment gains (losses) recognized on securities sold during the period...          (22)           20            22
                                                                                 ------------  ------------  ------------
Unrealized and realized gains (losses) on trading securities....................          (41)          (43)           22
Interest and dividend income from trading securities............................          121            60            41
                                                                                 ------------  ------------  ------------
Net investment income (loss) from trading securities............................ $         80  $         17  $         63
                                                                                 ------------  ------------  ------------

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                2016       2015       2014
                                              --------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $     (3) $     (17) $     (54)
Mortgage loans on real estate................       (2)        (1)        (3)
Other equity investments.....................       (2)        (5)        (2)
Other........................................       23          3          1
                                              --------  ---------  ---------
Investment Gains (Losses), Net............... $     16  $     (20) $     (58)
                                              ========  =========  =========

   For 2016, 2015 and 2014, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $4 million, $4 million and $5 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AB totaled $3,584 million and $3,562 million at December 31, 2016 and 2015, respectively. The Company annually tests goodwill for recoverability at December 31. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of its investment in AB, the reporting unit, to its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered to be impaired and the second step of the impairment test is not performed. However, if the carrying value of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed by measuring the amount of impairment loss only if the result indicates a potential impairment. The second step compares the implied fair value of the reporting unit to the aggregated fair values of its individual assets and liabilities to determine the amount of impairment, if any. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AB as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AB for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AB's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AB as well as taxes incurred at the Company level in order to determine the fair value of its investment in AB. At December 31, 2016 and 2015, the Company determined that goodwill was not impaired as the fair value of its investment in AB exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AB related intangible assets was $625 million and $610 million at December 31, 2016 and 2015, respectively and the accumulated amortization of these intangible assets was $468 million and $439 million at December 31, 2016 and 2015, respectively. Amortization expense related to the AB intangible assets totaled $29 million, $28 million and $27 million for 2016, 2015 and 2014, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $29 million.

   At December 31, 2016 and 2015, respectively, net deferred sales commissions totaled $64 million and $99 million and are included within Other assets.
   The estimated amortization expense of deferred sales commissions, based on the December 31, 2016 net asset balance for each of the next five years is $32 million, $21 million, $8 million, $3 million and $0 million. The Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2016, the Company determined that the deferred sales commission asset was not impaired.

   On September 23, 2016, AB acquired a 100% ownership interest in Ramius Alternative Solutions LLC ("RASL"), a global alternative investment management business that, as of the acquisition date, had approximately $2.5 billion in AUM. RASL offers a range of customized alternative investment and advisory solutions to a global institutional client base. On the acquisition date, AB made a cash payment of $21 million and recorded a contingent consideration payable of $12 million based on projected fee revenues over a five-year measurement period. The excess of the purchase price over the current fair value of identifiable net assets acquired resulted in the recognition of $22 million of goodwill. AB recorded
   $10 million of definite-lived intangible assets relating to investment management contracts.

   On June 20, 2014, AB acquired an approximate 82.0% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million based on projected assets under management levels over a three-year measurement period. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $58 million of goodwill. AB recorded $24 million of finite-lived intangible assets relating to separately-managed account relationships and $4 million of indefinite-lived intangible assets relating to an acquired fund's investment contract. AB also recorded redeemable non-controlling interest of $17 million relating to the fair value of the portion of CPH AB does not own. During 2015 and 2016, AB purchased additional shares of CPH, bringing AB's ownership interest to 90.0% as of December 31, 2016.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $170 million and $157 million at December 31, 2016 and 2015, respectively. Amortization of capitalized software in 2016, 2015 and 2014 were $52 million, $55 million and $50 million, respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                  DECEMBER 31,
                                                -----------------
                                                  2016     2015
                                                -------- --------
                                                  (IN MILLIONS)

CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account
  balances and other........................... $  7,179 $  7,363
Policyholder dividend obligation...............       52       81
Other liabilities..............................       43      100
                                                -------- --------
Total Closed Block liabilities.................    7,274    7,544
                                                -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair
  value (amortized cost of $3,884 and $4,426)..    4,025    4,599
Mortgage loans on real estate..................    1,623    1,575
Policy loans...................................      839      881
Cash and other invested assets.................      444       49
Other assets...................................      181      258
                                                -------- --------
Total assets designated to the Closed Block....    7,112    7,362
                                                -------- --------
Excess of Closed Block liabilities over assets
  designated to the Closed Block...............      162      182
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of policyholder dividend obligation of
   $(52) and $(81).............................      100      103
                                                -------- --------
Maximum Future Earnings To Be Recognized From
  Closed Block Assets and Liabilities.......... $    262 $    285
                                                ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                                2016     2015      2014
                                              -------  --------  -------
                                                     (IN MILLIONS)

REVENUES:
Premiums and other income.................... $   238  $    262  $   273
Investment income (loss).....................     349       368      378
Net investment gains (losses)................      (1)        2       (4)
                                              -------  --------  -------
Total revenues...............................     586       632      647
                                              -------  --------  -------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........     548       576      597
Other operating costs and expenses...........       4         4        4
                                              -------  --------  -------
Total benefits and other deductions..........     552       580      601
                                              -------  --------  -------
Net revenues, before income taxes............      34        52       46
Income tax (expense) benefit.................     (12)      (18)     (16)
                                              -------  --------  -------
Net Revenues (Losses)........................ $    22  $     34  $    30
                                              =======  ========  =======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                DECEMBER 31,
                                              ---------------
                                                2016    2015
                                              -------  ------
                                               (IN MILLIONS)

Balances, beginning of year.................. $    81  $  201
Unrealized investment gains (losses).........     (29)   (120)
                                              -------  ------
Balances, End of year........................ $    52  $   81
                                              =======  ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS AND DEFERRED ACQUISITION COST

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                DECEMBER 31,
                                              ----------------
                                                2016     2015
                                              -------  -------
                                                (IN MILLIONS)

Balance, beginning of year................... $   534  $   383
Contractholder bonus interest
   credits deferred..........................      13       17
Other........................................      --      174
Amortization charged to income...............     (43)     (40)
                                              -------  -------
Balance, End of Year......................... $   504  $   534
                                              =======  =======

   Changes in deferred acquisition costs at December 31, 2016 and 2015 were as follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2016      2015
                                              --------  --------
                                                 (IN MILLIONS)

Balance, beginning of year................... $  4,469  $  4,271
Capitalization of commissions, sales and
  issue expenses.............................      594       615
Amortization.................................     (756)     (284)
Change in unrealized investment gains
   and losses................................       (6)       41
Other........................................       --      (174)
                                              --------  --------
Balance, End of Year......................... $  4,301  $  4,469
                                              ========  ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2016 and 2015, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2016

                                               LEVEL 1 LEVEL 2 LEVEL 3  TOTAL
                                               ------- ------- ------- -------
                                                        (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate...........................    $ -- $12,984  $   28 $13,012
   Private Corporate..........................      --   6,223     817   7,040
   U.S. Treasury, government and agency.......      --  10,336      --  10,336
   States and political subdivisions..........      --     451      42     493
   Foreign governments........................      --     390      --     390
   Commercial mortgage-backed.................      --      22     349     371
   Residential mortgage-backed/(1)/...........      --     314      --     314
   Asset-backed/(2)/..........................      --      36      24      60
   Redeemable preferred stock.................     218     335       1     554
                                                  ---- -------  ------ -------
     Subtotal.................................     218  31,091   1,261  32,570
                                                  ---- -------  ------ -------
  Other equity investments....................       3      --       5       8
  Trading securities..........................     478   8,656      --   9,134

                                                LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                               ---------- ---------  --------- ----------
                                                              (IN MILLIONS)
  Other invested assets:
   Short-term investments..................... $       -- $     574  $      -- $      574
   Assets of consolidated VIEs................        342       205          6        553
   Swaps......................................         --      (925)        --       (925)
   Credit Default Swaps.......................         --         5         --          5
   Futures....................................         --        --         --         --
   Options....................................         --       960         --        960
   Floors.....................................         --        11         --         11
                                               ---------- ---------  --------- ----------
     Subtotal.................................        342       830          6      1,178
                                               ---------- ---------  --------- ----------
Cash equivalents..............................      1,529        --         --      1,529
Segregated securities.........................         --       946         --        946
GMIB reinsurance contracts asset..............         --        --     10,309     10,309
Separate Accounts' assets.....................    108,085     2,818        313    111,216
                                               ---------- ---------  --------- ----------
   Total Assets............................... $  110,655 $  44,341  $  11,894 $  166,890
                                               ========== =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       -- $      --  $     164 $      164
SCS, SIO, MSO and IUL indexed
   features' liability........................         --       887         --        887
Liabilities of consolidated VIEs..............        248         2         --        250
Contingent payment arrangements...............         --        --         18         18
                                               ---------- ---------  --------- ----------
   Total Liabilities.......................... $      248 $     889  $     182 $    1,319
                                               ========== =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2015

                                                 Level 1    Level 2   Level 3    Total
                                               ----------  ---------  -------- ---------
                                                             (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       --  $  13,345  $     31 $  13,376
   Private Corporate..........................         --      6,537       389     6,926
   U.S. Treasury, government and agency.......         --      8,775        --     8,775
   States and political subdivisions..........         --        459        45       504
   Foreign governments........................         --        414         1       415
   Commercial mortgage-backed.................         --         30       503       533
   Residential mortgage-backed/(1)/...........         --        640        --       640
   Asset-backed/(2)/..........................         --         37        40        77
   Redeemable preferred stock.................        258        389        --       647
                                               ----------  ---------  -------- ---------
     Subtotal.................................        258     30,626     1,009    31,893
                                               ----------  ---------  -------- ---------
  Other equity investments....................         97         --        49       146
  Trading securities..........................        654      6,151        --     6,805
  Other invested assets:
   Short-term investments.....................         --        369        --       369
   Swaps......................................         --        230        --       230
   Credit Default Swaps.......................         --        (22)       --       (22)
   Futures....................................         (1)        --        --        (1)
   Options....................................         --        390        --       390
   Floors.....................................         --         61        --        61
   Currency Contracts.........................         --          1        --         1
                                               ----------  ---------  -------- ---------
     Subtotal.................................         (1)     1,029        --     1,028
                                               ----------  ---------  -------- ---------

                                               Level 1    Level 2   Level 3    Total
                                              ---------- --------- --------- ----------
                                                            (In Millions)
Cash equivalents............................. $    2,150 $      -- $      -- $    2,150
Segregated securities........................         --       565        --        565
GMIB reinsurance contracts asset.............         --        --    10,570     10,570
Separate Accounts' assets....................    104,058     2,964       313    107,335
                                              ---------- --------- --------- ----------
   Total Assets.............................. $  107,216 $  41,335 $  11,941 $  160,492
                                              ========== ========= ========= ==========
LIABILITIES
GWBL and other features' liability........... $       -- $      -- $     184 $      184
SCS, SIO, MSO and IUL indexed
   features' liability.......................         --       310        --        310
Contingent payment arrangements..............         --        --        31         31
                                              ---------- --------- --------- ----------
   Total Liabilities......................... $       -- $     310 $     215 $      525
                                              ========== ========= ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2016 and 2015, respectively, the fair value of public fixed maturities is approximately $24,918 million and $24,216 million or approximately 16.0% and 16.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2016 and 2015, respectively, the fair value of private fixed maturities is approximately $7,652 million and $7,677 million or approximately 4.9% and 5.1% of the Company's total assets measured at fair value on a recurring basis. The fair values of some of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2016 and 2015, respectively, the net fair value of freestanding derivative positions is approximately $51 million and $659 million or approximately 8.2% and 64.1% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2016 and 2015, respectively, investments classified as Level 1 comprise approximately 71.1% and 71.8% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2016 and 2015, respectively, investments classified as Level 2 comprise approximately 27.9% and 27.3% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2016 and 2015, respectively, approximately $340 million and $673 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2016 and 2015, respectively, investments classified as Level 3 comprise approximately 1.0% and 0.9% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2016 and 2015, respectively, were approximately $111 million and $119 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $373 million and $543 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2016 and 2015, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $139 million and $123 million at December 31, 2016 and 2015, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to reflect a level of general swap market counterparty risk; therefore, no adjustment was made for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2016. Equity and fixed income volatilities were modeled to reflect the current market volatility.

   In second quarter 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and GMAB liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   As of December 31, 2016, five of the Company's consolidated VIEs that are open-end Luxembourg funds hold $6 million of investments that are classified as Level 3. They primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2016, AFS fixed maturities with fair values of $62 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $25 million were transferred from Level 2 into the Level 3 classification. During the third quarter of 2016, one of AB's private securities went public and, due to a trading restriction period, $56 million was transferred from a Level 3 to a Level 2 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2016.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2016, 2015 and 2014 respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                              STATE AND              COMMERCIAL  RESIDENTIAL
                                                              POLITICAL     FOREIGN  MORTGAGE-    MORTGAGE-    ASSET-
                                                CORPORATE   SUB-DIVISIONS    GOVTS     BACKED      BACKED      BACKED
                                                ---------  --------------  --------  ----------  -----------  --------
                                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2016....................... $     420  $           45  $      1  $      503  $        --  $     40
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............        --              --        --          --           --        --
     Investment gains (losses), net............         1              --        --         (67)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
  Subtotal.....................................         1              --        --         (67)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
Other comprehensive income (loss)..............         7              (2)       --          14           --         1
Purchases......................................       572              --        --          --           --        --
Sales..........................................      (142)             (1)       --         (87)          --        (8)
Transfers into Level 3/(1)/....................        25              --        --          --           --        --
Transfers out of Level 3/(1)/..................       (38)             --        (1)        (14)          --        (9)
                                                ---------  --------------  --------  ----------  -----------  --------
BALANCE, DECEMBER 31, 2016..................... $     845  $           42  $     --  $      349  $        --  $     24
                                                =========  ==============  ========  ==========  ===========  ========

BALANCE, JANUARY 1, 2015....................... $     380  $           47  $     --  $      715  $         2  $     53
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         3              --        --           1           --        --
     Investment gains (losses), net............         2              --        --         (38)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
  Subtotal.....................................         5              --        --         (37)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
Other comprehensive income (loss)..............       (25)             (1)       --          64           --        (4)
Purchases......................................        60              --         1          --           --        --
Sales..........................................       (38)             (1)       --        (175)          (2)       (9)
Transfers into Level 3/(1)/....................        99              --        --          --           --        --
Transfers out of Level 3/(1)/..................       (61)             --        --         (64)          --        --
                                                ---------  --------------  --------  ----------  -----------  --------
BALANCE, DECEMBER 31, 2015..................... $     420  $           45  $      1  $      503  $        --  $     40
                                                =========  ==============  ========  ==========  ===========  ========

                              Level 3 Instruments
                            Fair Value Measurements

                                               State and             Commercial  Residential
                                               Political    Foreign  Mortgage-    Mortgage-    Asset-
                                 Corporate   Sub-divisions   Govts     backed      backed      backed
                                 ---------  --------------  -------- ----------  -----------  -------
                                                             (In Millions)

BALANCE, JANUARY 1, 2014........ $     291  $           46  $     -- $      700  $         4  $    83
Total gains (losses),
  realized and unrealized,
  included in:
   Earnings (loss) as:
     Net investment
       income (loss)............         2              --        --          2           --       --
     Investment gains
       (losses), net............         3              --        --        (89)          --       --
                                 ---------  --------------  -------- ----------  -----------  -------
  Subtotal......................         5              --        --        (87)          --       --
                                 ---------  --------------  -------- ----------  -----------  -------
Other comprehensive
  income (loss).................         6               2        --        135           --        7
Purchases.......................       162              --        --         --           --       --
Sales...........................       (30)             (1)       --        (20)          (2)     (37)
Transfers into Level 3/(1)/.....        15              --        --         --           --       --
Transfers out of Level 3/(1)/...       (69)             --        --        (13)          --       --
                                 ---------  --------------  -------- ----------  -----------  -------
BALANCE, DECEMBER 31, 2014...... $     380  $           47  $     -- $      715  $         2  $    53
                                 =========  ==============  ======== ==========  ===========  =======

                                                                                                        GWBL
                                                REDEEMABLE        OTHER          GMIB      SEPARATE   AND OTHER   CONTINGENT
                                                PREFERRED        EQUITY       REINSURANCE  ACCOUNTS   FEATURES      PAYMENT
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS    LIABILITY   ARRANGEMENT
                                                ----------- ----------------  -----------  --------  ----------  ------------
                                                                                (IN MILLIONS)
BALANCE, JANUARY 1, 2016....................... $        -- $             49  $    10,570  $    313  $      184  $         31
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............          --               --           --        --          --            --
     Investment gains (losses), net............          --               --           --        19          --            --
     Increase (decrease) in the fair value
       of reinsurance contracts................          --               --         (419)       --          --            --
     Policyholders' benefits...................          --               --           --        --        (245)           --
                                                ----------- ----------------  -----------  --------  ----------  ------------
  Subtotal.....................................          --               --         (419)       19        (245)           --
                                                ----------- ----------------  -----------  --------  ----------  ------------
Other comprehensive income (loss)..............          --               (2)          --        --          --            --
Purchases/(3)/.................................           1               --          223        10         225            11
Sales/(4)/.....................................          --               --          (65)       --          --            --
Settlements/(5)/...............................          --               --           --        (7)         --           (24)
Activities related to VIEs.....................          --               20           --        --          --            --
Transfers into Level 3/(1)/....................          --               --           --         1          --            --
Transfers out of Level 3/(1)/..................          --              (56)          --       (23)         --            --
                                                ----------- ----------------  -----------  --------  ----------  ------------
BALANCE, DECEMBER 31, 2016..................... $         1 $             11  $    10,309  $    313  $      164  $         18
                                                =========== ================  ===========  ========  ==========  ============

                                                                                                      GWBL
                                                REDEEMABLE       OTHER          GMIB      SEPARATE  AND OTHER  CONTINGENT
                                                PREFERRED       EQUITY       REINSURANCE  ACCOUNTS  FEATURES     PAYMENT
                                                  STOCK     INVESTMENTS/(2)/    ASSET      ASSETS   LIABILITY  ARRANGEMENT
                                                ----------  ---------------  -----------  --------  ---------  -----------
                                                                               (IN MILLIONS)

BALANCE, JANUARY 1, 2015.......................  $      --      $        61   $   10,711  $    260   $    128  $        42
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         --               --           --        --         --           --
     Investment gains (losses), net............         --                5           --        36         --           --
     Increase (decrease) in the fair value
       of reinsurance contracts................         --               --         (327)       --         --           --
     Policyholders' benefits...................         --               --           --        --       (130)          --
                                                 ---------      -----------   ----------  --------   --------  -----------
  Subtotal.....................................         --                5         (327)       36       (130)          --
                                                 ---------      -----------   ----------  --------   --------  -----------
Other comprehensive income(loss)...............         --                2           --        --         --
Purchases/(3)/.................................         --                1          228        26        186           --
Sales/(4)/.....................................         --              (20)         (42)       (2)        --          (11)
Settlements/(5)/...............................         --               --           --        (5)        --           --
Transfers into Level 3/(1)/....................         --               --           --        --         --           --
Transfers out of Level 3/(1)/..................         --               --           --        (2)        --           --
                                                 ---------      -----------   ----------  --------   --------  -----------
BALANCE, DECEMBER 31, 2015.....................  $      --      $        49   $   10,570  $    313   $    184  $        31
                                                 =========      ===========   ==========  ========   ========  ===========

                                                                                                      GWBL
                                                Redeemable       Other          GMIB      Separate  and Other  Contingent
                                                Preferred       Equity       Reinsurance  Accounts  Features     Payment
                                                  Stock     Investments/(2)/    Asset      Assets   Liability  Arrangement
                                                ----------  ---------------  -----------  --------  ---------  -----------
                                                                               (In Millions)

BALANCE, JANUARY 1, 2014.......................  $      15      $        52   $    6,747  $    237   $     --  $        38
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         --                3           --        --         --           --
     Investment gains (losses), net............         --                1           --        15         --           --
     Increase (decrease) in the fair value
       of reinsurance contracts................         --               --        3,774        --         --           --
     Policyholders' benefits...................         --               --           --        --         (8)          --
                                                 ---------      -----------   ----------  --------   --------  -----------
  Subtotal.....................................         --                4        3,774        15         (8)          --
                                                 ---------      -----------   ----------  --------   --------  -----------
Other comprehensive income (loss)..............         --               --           --        --         --
Purchases/(3)/.................................         --                8          225        16        136            9
Sales/(4)/.....................................        (15)              (1)         (35)       (3)        --           (5)
Settlements/(5)/...............................         --               --           --        (5)        --           --
Transfers into Level 3/(1)/....................         --               --           --        --         --           --
Transfers out of Level 3/(1)/..................         --               (2)          --        --         --           --
                                                 ---------      -----------   ----------  --------   --------  -----------
BALANCE, DECEMBER 31, 2014.....................  $      --      $        61   $   10,711  $    260   $    128  $        42
                                                 =========      ===========   ==========  ========   ========  ===========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/Includes Level 3 amounts for Trading securities and consolidated VIE investments.
  /(3)/For the GMIB reinsurance contract asset and GWBL and other features reserves, represents premiums.
  /(4)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GWBL and other features reserves represents benefits paid.
  /(5)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2016 and 2015 by category for Level 3 assets and liabilities still held at December 31, 2016 and 2015, respectively:

                                                            EARNINGS (LOSS)
                                                ---------------------------------------
                                                                          INCREASE
                                                   NET     INVESTMENT (DECREASE) IN THE
                                                INVESTMENT   GAINS      FAIR VALUE OF    POLICY-
                                                  INCOME   (LOSSES),     REINSURANCE     HOLDERS'
                                                  (LOSS)      NET         CONTRACTS      BENEFITS     OCI
                                                ---------- ---------- -----------------  --------  ---------
                                                                        (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2016
STILL HELD AT DECEMBER 31, 2016
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $       -- $              --  $     --  $      11
     State and political subdivisions..........         --         --                --        --         (1)
     Commercial mortgage-backed................         --         --                --        --          9
     Asset-backed..............................         --         --                --        --          1
     Other fixed maturities,
       available-for-sale......................         --         --                --        --         --
                                                ---------- ---------- -----------------  --------  ---------
       Subtotal................................ $       -- $       -- $              --  $     --  $      20
                                                ---------- ---------- -----------------  --------  ---------
   GMIB reinsurance contracts..................         --         --              (261)       --         --
   Separate Accounts' assets/(1)/..............         --         20                --        --         --
   GWBL and other features' liability..........         --         --                --       (20)        --
                                                ---------- ---------- -----------------  --------  ---------
       Total................................... $       -- $       20 $            (261) $    (20) $      20
                                                ========== ========== =================  ========  =========

Level 3 Instruments
Full Year 2015
Still Held at December 31, 2015
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $       -- $              --  $     --  $     (25)
     State and political subdivisions..........         --         --                --        --         (2)
     Commercial mortgage-backed................         --         --                --        --         61
     Asset-backed..............................         --         --                --        --         (4)
     Other fixed maturities,
       available-for-sale......................         --         --                --        --         --
                                                ---------- ---------- -----------------  --------  ---------
       Subtotal................................ $       -- $       -- $              --  $     --  $      30
                                                ---------- ---------- -----------------  --------  ---------
   GMIB reinsurance contracts..................         --         --              (141)       --         --
   Separate Accounts' assets/(1)/..............         --         36                --        --         --
   GWBL and other features' liability..........         --         --                --       184         --
                                                ---------- ---------- -----------------  --------  ---------
       Total................................... $       -- $       36 $            (141) $    184  $      30
                                                ========== ========== =================  ========  =========

  /(1)/There is an investment expense that offsets this investment gain (loss)

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2016 and 2015, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2016

                                          FAIR         VALUATION              SIGNIFICANT
                                          VALUE        TECHNIQUE           UNOBSERVABLE INPUT          RANGE
                                         ------- ---------------------- ------------------------- -----------------
                                                                       (IN MILLIONS)
ASSETS:
Investments:
Fixed maturities, available-for-sale:
   Corporate............................ $    55 Matrix pricing model             Spread over the
                                                                                industry-specific
                                                                            benchmark yield curve 0 BPS - 565 BPS

                                             636 Market comparable               EBITDA multiples   4.3X - 25.6X
                                                   companies                        Discount rate   7.0% - 17.8%
                                                                              Cash flow Multiples  14.0X - 16.5X
-------------------------------------------------------------------------------------------------------------------

   Asset-backed.........................       2 Matrix pricing model            Spread over U.S.
                                                                                   Treasury curve 25 BPS - 687 BPS
-------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets...............     295 Third party appraisal        Capitalization rate       4.8%
                                                                         Exit capitalization rate       5.7%
                                                                                    Discount rate       6.6%

                                               3 Discounted cash flow            Spread over U.S.
                                                                                   Treasury curve 273 BPS - 512 BPS
                                                                                  Discount factor   1.1% - 7.0%
-------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract asset.........  10,309 Discounted cash flow                 Lapse Rates    1.5% - 5.7%
                                                                                 Withdrawal rates   0.0% - 8.0%
                                                                           GMIB Utilization Rates   0.0% - 16.0%
                                                                             Non-performance risk  5 BPS - 17 BPS
                                                                        Volatility rates - Equity  11.0% - 38.0%
-------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GWBL and other features liability.......     164 Discounted cash flow                 Lapse Rates   1.0% - 11.0%
                                                                                 Withdrawal rates   0.0% - 8.0%
                                                                        Volatility rates - Equity  11.0% - 38.0%
-------------------------------------------------------------------------------------------------------------------

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2015

                                          Fair         Valuation                  Significant
                                          Value        Technique               Unobservable Input               Range
                                         ------- ---------------------- --------------------------------- ------------------
                                                                        (In Millions)
ASSETS:
Investments:
Fixed maturities, available-for-sale:
   Corporate............................ $    61 Matrix pricing model
                                                                        Spread over the industry-specific
                                                                                    benchmark yield curve 50 bps - 565 bps

                                             154 Market comparable                                 EBITDA   7.8x - 19.1x
                                                   companies                      multiples Discount rate   7.0% - 12.6%
                                                                                      Cash flow Multiples   14.0x - 16.5x
----------------------------------------------------------------------------------------------------------------------------

   Asset-backed.........................       3 Matrix pricing model                    Spread over U.S.
                                                                                           Treasury curve 30 bps - 687 bps
----------------------------------------------------------------------------------------------------------------------------

Other equity investments................      10 Market comparable                                Revenue
                                                   companies                          multiple Marketable    2.5x - 4.8x
                                                                                                 Discount       30.0%
----------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets...............     271 Third party appraisal                Capitalization rate       4.9%
                                                                                 Exit capitalization rate       5.9%
                                                                                            Discount rate       6.7%

                                               7 Discounted cash flow                    Spread over U.S.
                                                                                           Treasury curve
                                                                                   Gross domestic product 280 bps - 411 bps
                                                                                                     rate   0.0% - 1.09%
                                                                                          Discount factor    2.3% - 5.9%
----------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract asset.........  10,570 Discounted cash flow                         Lapse Rates    0.6% - 5.7%
                                                                                         Withdrawal rates   0.2% - 8.0%
                                                                                   GMIB Utilization Rates    0.0% - 15%
                                                                                     Non-performance risk  5 bps - 18 bps
                                                                                Volatility rates - Equity     9% - 35%
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GWBL and other features liability.......     120 Discounted cash flow                         Lapse Rates    1.0% - 5.7%
                                                                                         Withdrawal rates   0.0% - 7.0%
                                                                                Volatility rates - Equity     9% - 35%
----------------------------------------------------------------------------------------------------------------------------

   Excluded from the tables above at December 31, 2016 and 2015, respectively, are approximately $594 million and $865 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 37.5% and 63.1% of total assets classified as Level 3 and represent only 0.4% and 0.6% of total assets measured at fair value on a recurring basis at December 31, 2016 and 2015 respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2016 and 2015, respectively, are approximately $691 million and $215 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 81.8% and 51.2% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2016 and 2015, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2016 and 2015, are approximately 8.3% and 7.5%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts' assets classified as Level 3 in the table at December 31, 2016 and 2015, primarily consist of a private real estate fund with a fair value of approximately $295 million and $271 million, a private equity investment with a fair value of approximately $1 million and $2 million and mortgage loans with fair value of approximately $2 million and $5 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $12 million and $3 million at December 31, 2016 and $28 million and $7 million at December 31, 2015, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $18 million and $31 million as of December 31, 2016 and 2015, respectively) are currently valued using projected AUM growth rates with a weighted average of 18.0% and 46.0%, revenue growth rates (with a range of 4.0% to 31.0%) and 43.0%, and a discount rate (with a range of 1.4% to 6.4%) and 3.0% as of December 31, 2016 and December 31, 2015, respectively.

   The carrying values and fair values at December 31, 2016 and 2015 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                               FAIR VALUE
                                                             ----------------------------------------------
                                                             CARRYING
                                                              VALUE   LEVEL 1  LEVEL 2   LEVEL 3    TOTAL
                                                             -------- -------- -------- --------- ---------
                                                                             (IN MILLIONS)
December 31, 2016:
Mortgage loans on real estate............................... $  9,757 $     -- $     -- $   9,608 $   9,608
Loans to affiliates.........................................      703       --      775        --       775
Policyholders liabilities: Investment contracts.............    2,226       --       --     2,337     2,337
Funding Agreements..........................................    2,255       --    2,202        --     2,202
Policy loans................................................    3,361       --       --     4,257     4,257
Short-term debt.............................................      513       --      513        --       513
Separate Account Liabilities................................    6,194       --       --     6,194     6,194

December 31, 2015:
Mortgage loans on real estate............................... $  7,171 $     -- $     -- $   7,257 $   7,257
Loans to affiliates.........................................    1,087       --      795       390     1,185
Policyholders liabilities: Investment contracts.............    7,325       --       --     7,430     7,430
Funding Agreements..........................................      500       --      500        --       500
Policy loans................................................    3,393       --       --     4,343     4,343
Short-term debt.............................................      584       --      584        --       584
Separate Account Liabilities................................    5,124       --       --     5,124     5,124

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   Fair values for FHLBNY funding agreements are determined from a matrix pricing model and are internally assessed for reasonableness. The matrix pricing model for FHLBNY funding agreements utilizes an independently sourced Treasury curve which is separately sourced from the Barclays' suite of curves.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the Balance Sheet in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2014................... $  1,626  $  4,203  $  5,829
  Paid guarantee benefits....................     (231)     (220)     (451)
  Other changes in reserve...................      334     1,661     1,995
                                              --------  --------  --------
Balance at December 31, 2014.................    1,729     5,644     7,373
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,570      (258)    1,312
                                              --------  --------  --------
Balance at December 31, 2015.................    2,986     5,297     8,283
  Paid guarantee benefits....................     (357)     (280)     (637)
  Other changes in reserve...................      583       560     1,143
                                              --------  --------  --------
Balance at December 31, 2016................. $  3,212  $  5,577  $  8,789
                                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)
Balance at January 1, 2014................... $         791
  Paid guarantee benefits....................          (114)
  Other changes in reserve...................           155
                                              -------------
Balance at December 31, 2014.................           832
  Paid guarantee benefits....................          (148)
  Other changes in reserve...................           746
                                              -------------
Balance at December 31, 2015.................         1,430
  Paid guarantee benefits....................          (174)
  Other changes in reserve...................           302
                                              -------------
Balance at December 31, 2016................. $       1,558
                                              =============

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2016 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                              RETURN OF
                                                               PREMIUM    RATCHET  ROLL-UP    COMBO      TOTAL
                                                              ---------  --------  -------  ---------  --------
                                                                            (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account........................................... $  13,642  $    121   $   72  $     220  $ 14,055
   Separate Accounts......................................... $  40,736  $  8,905   $3,392  $  33,857  $ 86,890
  Net amount at risk, gross.................................. $     237  $    154   $2,285  $  16,620  $ 19,296
  Net amount at risk, net of amounts reinsured............... $     237  $    108   $1,556  $   7,152  $  9,053
  Average attained age of contractholders....................      51.2      65.8     72.3       67.1      55.1
  Percentage of contractholders over age 70..................       9.2%     37.1%    60.4%      40.6%     17.1%
  Range of contractually specified interest rates............       N/A       N/A    3%-6%    3%-6.5%   3%-6.5%

                                                    RETURN OF
                                                     PREMIUM  RATCHET  ROLL-UP    COMBO     TOTAL
                                                    --------- ------- ---------- -------- ---------
                                                                 (DOLLARS IN MILLIONS)
GMIB:
-----
  Account values invested in:
   General Account.................................       N/A     N/A $       33 $    321 $     354
   Separate Accounts...............................       N/A     N/A $   18,170 $ 39,678 $  57,848
  Net amount at risk, gross........................       N/A     N/A $    1,084 $  6,664 $   7,748
  Net amount at risk, net of amounts reinsured.....       N/A     N/A $      334 $  1,675 $   2,009
  Weighted average years remaining
   until annuitization.............................       N/A     N/A        1.6      1.3       1.3
  Range of contractually specified interest rates..       N/A     N/A      3%-6%  3%-6.5%   3%-6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance" in Note 9.

   The liability for SCS, SIO, MSO and IUL indexed features and the GIB and GWBL and other features, not included above, was $1,051 million and $494 million at December 31, 2016 and 2015, respectively, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

      . VARIABLE ANNUITY INFORCE MANAGEMENT. The Company continues to proactively manage its variable annuity in-force business. Since 2012, the Company has initiated several programs to purchase from certain contractholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. In March 2016, a program to give contractholders an option to elect a full buyout of their rider or a new partial (50%) buyout of their rider expired. The Company believes that buyout programs are mutually beneficial to both the Company and contractholders who no longer need or want all or part of the GMDB or GMIB rider. To reflect the actual payments and reinsurance credit received from the buyout program that expired in March 2016 the Company recognized a $4 million increase to Net earnings in 2016. For additional information, see "Accounting for VA Guarantee Features" in
          Note 2.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                 DECEMBER 31,
                                              -------------------
                                                2016      2015
                                              --------- ---------
                                                 (IN MILLIONS)
GMDB:
-----
Equity....................................... $  69,625 $  66,230
Fixed income.................................     2,483     2,686
Balanced.....................................    14,434    15,350
Other........................................       348       374
                                              --------- ---------
Total........................................ $  86,890 $  84,640
                                              ========= =========

GMIB:
-----
Equity....................................... $  45,931 $  43,874
Fixed income.................................     1,671     1,819
Balanced.....................................    10,097    10,696
Other........................................       149       170
                                              --------- ---------
Total........................................ $  57,848 $  56,559
                                              ========= =========

    C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2016, the total account value and net amount at risk of the hedged variable annuity contracts were $51,961 million and $7,954 million, respectively, with the GMDB feature and $38,559 million and $3,285 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies -- No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets.

                                               DIRECT   REINSURANCE
                                              LIABILITY    CEDED       NET
                                              --------- -----------  --------
                                                       (IN MILLIONS)
Balance at January 1, 2014................... $     829 $      (441) $    388
  Other changes in reserves..................       135        (114)       21
                                              --------- -----------  --------
Balance at December 31, 2014.................       964        (555)      409
  Other changes in reserves..................       120          16       136
                                              --------- -----------  --------
Balance at December 31, 2015.................     1,084        (539)      545
  Other changes in reserves..................       118         (84)       34
                                              --------- -----------  --------
Balance at December 31, 2016................. $   1,202 $      (623) $    579
                                              ========= ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains up to $25 million on each single-life policy and $30 million on each second-to-die policy, with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2016, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 3.8% and 49.3%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 18.0% and 56.0%, respectively, of its current liability exposure resulting from the GMIB feature. For additional information, see
   Note 8.

   Based on management's estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2016 and 2015 were $10,309 million and $10,570 million, respectively. The increases (decreases) in fair value were $(261) million, $(141) million and $3,964 million for 2016, 2015 and 2014, respectively.

   At December 31, 2016 and 2015, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,458 million and $2,458 million, of which $2,381 million and $2,005 million related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Chubb Tempest Reinsurance Ltd. (AA rating) and Connecticut General Life Insurance Company (AA- rating). At December 31, 2016 and 2015, affiliated reinsurance recoverables related to insurance contracts amounted to $2,177 million and $2,009 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   Reinsurance payables related to insurance contracts were $125 million and $131 million, at December 31, 2016 and 2015, respectively.

   The Company cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $82 million and $92 million at December 31, 2016 and 2015, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Company has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, AXA Equitable currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2016 and 2015 were $734 million and $744 million, respectively.

   For affiliated reinsurance agreements see "Related Party Transactions" in
   Note 11.

   The following table summarizes the effect of reinsurance:

                                               2016    2015    2014
                                              ------  ------  ------
                                                   (IN MILLIONS)

Direct premiums.............................. $  850  $  820  $  844
Reinsurance assumed..........................    206     207     211
Reinsurance ceded............................   (176)   (173)   (181)
                                              ------  ------  ------
Premiums..................................... $  880  $  854  $  874
                                              ======  ======  ======
Universal Life and Investment-type Product
  Policy Fee Income Ceded.................... $  640  $  645  $  630
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  942  $  527  $  726
                                              ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities for individual DI and major medical policies were $1,918 million and $1,789 million before ceded reserves of $1,849 million and $1,709 million at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, respectively, $1,676 million and $1,652 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                              2016  2015  2014
                                              ----- ----- -----
                                                (IN MILLIONS)

Incurred benefits related to current year.... $   7 $  11 $  14
Incurred benefits related to prior years.....    15    22    16
                                              ----- ----- -----
Total Incurred Benefits...................... $  22 $  33 $  30
                                              ===== ===== =====
Benefits paid related to current year........ $  17 $  18 $  20
Benefits paid related to prior years.........    15    13    11
                                              ----- ----- -----
Total Benefits Paid.......................... $  32 $  31 $  31
                                              ===== ===== =====

10)SHORT-TERM DEBT

   As of December 31, 2016 and 2015, the Company had $513 million and
   $584 million, respectively, in commercial paper outstanding with weighted average interest rates of approximately 0.9% and 0.5%, respectively, all of which is related to AB.

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The AB Credit Facility is available for AB and SCB LLC's business purposes, including the support of AB's $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2016, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   On October 22, 2014, as part of an amendment and restatement, the maturity date of the AB Credit Facility was extended from January 17, 2017 to October 22, 2019. There were no other significant changes included in the amendment.

   On December 1, 2016, AB entered into a $200 million, unsecured 364-day senior revolving credit facility (the "AB Revolver") with a leading international bank and the other lending institutions that may be party thereto. The AB Revolver is available for AB's and SCB LLC's business purposes, including the provision of additional liquidity to meet funding requirements primarily related to SCB LLC's operations. Both AB and SCB LLC can draw directly under the AB Revolver and management expects to draw on the AB Revolver from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Revolver. The AB Revolver contains affirmative, negative and financial covenants which are identical to those of the AB Credit Facility. As of December 31, 2016, AB had no amounts outstanding under the AB Revolver.

   As of December 31, 2016 and 2015, AB and SCB LLC had no amounts outstanding under the AB Credit Facility. During 2016 and 2015, AB and SCB LLC did not draw upon the AB Credit Facility.

   In addition, SCB LLC has four uncommitted lines of credit with three financial institutions. Three of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $225 million, with AB named as an additional borrower, while one line has no stated limit. As of December 31, 2016 and 2015, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   LOANS TO AFFILIATES. In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new
   $382 million, seven year term loan with an interest rate of 4.0% was issued. In January 2016, the property was sold and a portion of the proceeds was used to repay the $382 million term loan outstanding and a $65 million prepayment penalty.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXARE Arizona Company's ("AXA Arizona") $50 million note receivable from AXA for $54 million. AXA Arizona is a wholly-owned subsidiary of AXA Financial. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   LOANS FROM AFFILIATES. In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% which was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   EXPENSE REIMBURSEMENTS AND COST SHARING AGREEMENTS. The Company provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with AXA Financial, certain AXA Financial subsidiaries and affiliates to conduct their business. In addition, the Company, along with other AXA affiliates, participates in certain intercompany cost sharing and service agreements including technology and professional development arrangements. The associated costs related to the service and cost sharing agreements are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company.

   AFFILIATED DISTRIBUTION EXPENSE. AXA Equitable pays commissions and fees to AXA Distribution Holding and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   AFFILIATED DISTRIBUTION REVENUE. AXA Distributors, a subsidiary of AXA Equitable, receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   AFFILIATED INVESTMENT ADVISORY AND ADMINISTRATIVE FEES. FMG, a subsidiary of AXA Equitable, provides investments advisory and administrative services to EQAT, VIP Trust, 1290 Funds and other AXA affiliated trusts. Investment advisory and administrative fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   AFFILIATED INVESTMENT ADVISORY AND ADMINISTRATIVE EXPENSES. AXA Investment Managers ("AXA IM"), AXA Real Estate Investment Managers ("AXA REIM") and AXA Rosenberg provide sub-advisory services to the Company's retail mutual funds and certain investments of the Company's General Account. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   The table below summarizes the expenses reimbursed to/from the Company and Commission and fees received/paid by the Company for 2016, 2015 and 2014:

                                                               2016     2015     2014
                                                             -------- -------- --------
                                                                   (IN MILLIONS)

EXPENSES PAID OR ACCRUED FOR BY THE COMPANY:
Paid or accrued expenses for services provided by AXA, AXA
  Financial and Affiliates.................................. $    188 $    164 $    173
Paid or accrued commission and fee expenses for sale of
  insurance products by AXA Distribution....................      587      603      616
Paid or accrued expenses for investment management services
  provided by AXA IM, AXA REIM and AXA Rosenberg............        2        1        1
                                                             -------- -------- --------
Total affiliated expenses paid or accrued for...............      777      768      790
                                                             ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR BY THE COMPANY:
Amounts received or accrued for cost sharing services
  provided to AXA, AXA Financial and affiliates.............      531      491      482
Amounts received or accrued for commissions and fees earned
  for sale of MONY America's insurance products.............       11       13        2
Amounts received or accrued for investment management and
  administrative services provided to EQAT, VIP Trust, 1290
  Funds and Other AXA Trusts................................      674      707      711
                                                             -------- -------- --------
Total affiliated revenue received or accrued for............ $  1,216 $  1,211 $  1,195
                                                             ======== ======== ========

   INSURANCE RELATED TRANSACTIONS. The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona.

   The Company currently reinsures to AXA Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2016 and 2015, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,574 million and $8,741 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and universal life and policy fee income in 2016, 2015 and 2014 related to the UL and no lapse guarantee riders totaled approximately
   $447 million, $453 million and $453 million, respectively. Ceded claims paid in 2016, 2015 and 2014 were $65 million, $54 million and $83 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,376 million at December 31, 2016) and/or letters of credit ($3,660 million at December 31, 2016). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2016, 2015 and 2014 totaled approximately $20 million, $21 million and $22 million, respectively. Claims and expenses paid in 2016, 2015 and 2014 were $6 million, $5 million and $10 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. Premiums and expenses associated with the reinsurance agreement were $4 million in both 2016 and 2015.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AB. These revenues are described below:

                                               2016     2015     2014
                                              ------- -------- --------
                                                    (IN MILLIONS)

Investment advisory and services fees........ $   999 $  1,056 $  1,062
Distribution revenues........................     372      415      433
Other revenues -- shareholder servicing fees.      76       85       91
Other revenues -- other......................       6        5        6

   OTHER TRANSACTIONS. Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see "Employee Benefit Plans" in Note 12.

   In 2016, AXA Equitable sold artwork to AXA Financial and recognized a $20 million gain on the sale. AXA Equitable used the proceeds received from this sale to make a $21 million donation to AXA Foundation, Inc. (the "Foundation"). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable, its subsidiaries and affiliates.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), AXA Equitable owns 70% and Saum Sing owns 30% of Broad Vista. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million, reported in Other equity investments in the consolidated balance sheets.

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $16 million, $18 million and $18 million in 2016, 2015 and 2014, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately
   $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for Federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000. AB's benefits are based on years of credited service and average final base salary.

   AB uses a December 31 measurement date for its pension plans.

   The funding policy of AB for its qualified pension plan is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. AB did not make a contribution to the AB Retirement Plan during 2016. AB currently estimates that it will contribute $4 million to the AB Retirement Plan during 2017. Contribution estimates, which are subject to change, are based on regulatory requirements, future market conditions and assumptions used for actuarial computations of the AB Retirement Plan's obligations and assets. AB Management, at the present time, has not determined the amount, if any, of additional future contributions that may be required.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2016     2015      2014
                                              -------  --------  --------
                                                     (IN MILLIONS)
Service cost................................. $    --  $      8  $      9
Interest cost................................       6        93       107
Expected return on assets....................      (5)     (159)     (155)
Actuarial (gain) loss........................       1         1         1
Net amortization.............................      --       110       111
                                              -------  --------  --------
Net Periodic Pension Expense................. $     2  $     53  $     73
                                              =======  ========  ========

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                                DECEMBER 31,
                                                             -----------------
                                                               2016     2015
                                                             -------  --------
                                                               (IN MILLIONS)

Projected benefit obligation, beginning of year............. $   129  $  2,657
Service cost................................................      --        --
Interest cost...............................................       6        93
Actuarial (gains) losses....................................       2        (6)
Benefits paid...............................................      (5)     (169)
Plan amendments and curtailments............................      --         1
                                                             -------  --------
  Projected Benefit Obligation..............................     132     2,576
Transfer to AXA Financial...................................      --    (2,447)
                                                             -------  --------
Projected Benefit Obligation, End of Year................... $   132  $    129
                                                             =======  ========

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                                                    DECEMBER 31,
                                                                                 ------------------
                                                                                   2016      2015
                                                                                 -------  ---------
                                                                                    (IN MILLIONS)

Pension plan assets at fair value, beginning of year............................ $    86  $   2,473
Actual return on plan assets....................................................       4         24
Contributions...................................................................      --         --
Benefits paid and fees..........................................................      (3)      (175)
                                                                                 -------  ---------
Pension plan assets at fair value, end of year..................................      87      2,322
PBO (immediately preceding the Transfer to AXA Financial in 2015)...............     132      2,576
                                                                                 -------  ---------
  Excess of PBO Over Pension Plan Assets (immediately preceding the Transfer to
   AXA Financial in 2015).......................................................     (45)      (254)
Transfer to AXA Financial....................................................... $    --  $     211
                                                                                 -------  ---------
Excess of PBO Over Pension Plan Assets, end of year............................. $   (45) $     (43)
                                                                                 =======  =========

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $45 million and $43 million at December 31, 2016 and 2015, respectively. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of those assets were $132 million and $87 million, respectively, at December 31, 2016 and $2,576 million and $2,322 million, respectively, at December 31, 2015.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2016 and 2015 that have not yet been recognized by AXA Equitable as components of net periodic pension cost.

                                               DECEMBER 31,
                                              --------------
                                               2016    2015
                                              ------  ------
                                               (IN MILLIONS)
Unrecognized net actuarial gain (loss)....... $  (51) $  (49)
Unrecognized prior service (cost) credit.....     (1)     (1)
                                              ------  ------
  Total...................................... $  (52) $  (50)
                                              ======  ======

   The estimated net actuarial gain (loss) and prior service (cost) credit expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $(1.4) million and $(23,000), respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   At December 31, 2016 and 2015, the total fair value of plan assets for the qualified pension plans was approximately $87 million and $86 million, respectively, all supporting the AB qualified retirement plan.

                                              DECEMBER 31,
                                              ------------
                                               2016   2015
                                              -----  -----
Fixed Maturities.............................  18.0%  24.0%
Equity Securities............................  61.0   56.0
Other........................................  21.0   20.0
                                              -----  -----
  Total...................................... 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1  LEVEL 2 LEVEL 3 TOTAL
                                              -------- ------- ------- ------
                                                       (IN MILLIONS)
DECEMBER 31, 2016:
ASSET CATEGORIES
Common and preferred equity.................. $     21 $    -- $    -- $   21
Mutual funds.................................       47      --      --     47
                                              -------- ------- ------- ------
  Total assets in the fair value hierarchy...       68      --      --     68
Investments measured at net assets value.....       --      --      --     19
                                              -------- ------- ------- ------
   Investments at fair value................. $     68 $    -- $    -- $   87
                                              ======== ======= ======= ======
December 31, 2015:
Asset Categories
Common and preferred equity.................. $     22 $    -- $    -- $   22
Mutual funds.................................       45      --      --     45
                                              -------- ------- ------- ------
  Total assets in the fair value hierarchy...       67      --      --     67
Investments measured at net assets value.....       --      --      --     19
                                              -------- ------- ------- ------
   Investments at fair value................. $     67 $    -- $    -- $   86
                                              ======== ======= ======= ======

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes.

   Discount Rate and Other Assumptions

   In 2015 and 2014 the discount rate assumptions used by AXA Equitable to measure the benefits obligations and related net periodic cost of the AXA Equitable QP reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under the AXA Equitable QP were discounted using a published high-quality bond yield curve for which AXA Equitable replaced its reference to the Citigroup-AA curve with the Citigroup Above-Median-AA curve beginning in 2014, thereby reducing the PBO of AXA Equitable's qualified pension plan and the related charge to equity to adjust the funded status of the plan by $25 million in 2014. At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $4 million in 2015.

   In fourth quarter 2015, the Society of Actuaries (SOA) released MP-2015, an update to the mortality projection scale issued last year by the SOA, indicating that while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested. For the year ended December 31, 2015 valuations of its defined benefits plans, AXA Equitable considered this new data as well as observations made from current practice regarding how best to estimate improved trends in life expectancies. As a result, AXA Equitable concluded to change the mortality projection scale used to measure and report its defined benefit obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and more aligned to current thinking in practice with respect to projections of mortality improvements. Adoption of that change increased the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $83 million. At December 31, 2014, AXA Equitable modified its then-current use of Scale AA by adopting 125% Scale AA and introduced additional refinements to its projection of assumed mortality, including use of a full generational approach, thereby increasing the year-end 2014 valuation of the AXA Equitable QP PBO by approximately
   $54 million.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2016 and 2015. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                              DECEMBER 31,
                                              -----------
                                              2016   2015
                                              -----  -----
Discount rates:
   AXA Equitable QP, immediately preceding
     Transfer to AXA Financial...............   N/A  3.98%
   Other AXA Equitable defined benefit plans. 3.48%  3.66%
   AB Qualified Retirement Plan.............. 4.75%   4.3%
  Periodic cost..............................  3.7%   3.6%

Rates of compensation increase:
  Benefit obligation.........................   N/A  6.00%
  Periodic cost..............................   N/A  6.46%

Expected long-term rates of return on
  pension plan assets (periodic cost)........  6.5%  6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under the AXA Equitable QP were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately
   $6 million and $10 million for 2015 and 2014, respectively.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2017, and in the aggregate for the five years thereafter, all of which are subsequent to the Assumption Transaction. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2016 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2017.........................................    $        4
2018.........................................             6
2019.........................................             6
2020.........................................             5
2021.........................................             6
Years 2022 - 2026............................            38

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2016, 2015 and 2014 for share-based payment arrangements as further described herein are as follows:

                                               2016   2015    2014
                                              ------ ------- ------
                                                  (IN MILLIONS)
Performance Units/Shares..................... $   17 $    18 $   10
Stock Options................................      1       1      1
AXA Shareplan................................     14      16     10
Restricted Units.............................    154     174    171
Other Compensation plans/(1)/................      1       2     --
                                              ------ ------- ------
Total Compensation Expenses.................. $  187 $   211 $  192
                                              ====== ======= ======

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Shares Plan (the "Performance Share Plan"). Prior to 2013 they were granted performance units under the AXA Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted ADR stock options in years prior to 2014.

   Performance Units and Performance Shares

   2016 GRANT. On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to employees of AXA Equitable. The extent to which 2016-2018 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $10 million.

   SETTLEMENT OF 2013 GRANT IN 2016. On March 22, 2016, share distributions totaling approximately $55 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance shares earned under the terms of the 2013 Performance Share Plan.

   2015 GRANT. On June 19, 2015, under the terms of the 2015 Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. The extent to which 2015-2017 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2016 and 2015 the expense associated with the June 19, 2015 grant of performance shares were $4 million and $8 million, respectively.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance units earned under the terms of the AXA Performance Unit Plan 2012.

   2014 GRANT. On March 24, 2014, under the terms of the 2014 Performance Share Plan, AXA awarded approximately 1.5 million unearned performance shares to employees of AXA Equitable. The extent to which 2014-2016 cumulative performance targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The first tranche of the performance shares will vest and be settled on the third anniversary of the award date; the second tranche of these performance shares will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2016, 2015 and 2014 the expense associated with the March 24, 2014 grant of performance shares was approximately $4 million, $4 million, and $9 million respectively.

   SETTLEMENT OF 2011 GRANT IN 2014. On April 3, 2014, cash distributions of approximately $26 million were made to active and former AXA Equitable employees in settlement of 1.0 million performance units earned under the terms of the AXA Performance Unit Plan 2011.

   The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. Approximately 2 million outstanding performance shares are at risk to achievement of 2017 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2015-2017 and 2014-2016 performance targets will determine the number of performance shares earned under those awards, respectively.

   Stock Options

   2016 GRANT. On June 6, 2016, 0.6 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 21.52 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 6, 2016, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 6, 2016 have a ten-year term. The weighted average grant date fair value per option award was estimated at 1.85 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 26.6%, a weighted average expected term of 8.1 years, an expected dividend yield of 6.49% and a risk-free interest rate of 0.33%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016, the Company recognized expenses associated with the June 6, 2015 grant of options of approximately $0.6 million.

   2015 GRANT. On June 19, 2015, approximately 0.4 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 22.90 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at
   1.58 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of 8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016 and 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $0.1 million and $0.3 million, respectively.

   2014 GRANT. On March 24, 2014, 0.4 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 18.68 euros All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on March 24, 2014, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 24, 2014 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.89 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 29.24%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.38% and a risk-free interest rate of 1.54%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016, 2015 and 2014 the Company recognized expenses associated with the March 24, 2014 grant of options of approximately $0.2 million, $0.2 million and $0.3 million, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA, AXA Financial and AB option plans during 2016 follows:

                                                                           Options Outstanding
                                         ---------------------------------------------------------------------------------------
                                                   AXA Ordinary Shares                AXA ADRs/(3)/         AB Holding Units
                                         ----------------------------------      ----------------------- -----------------------
                                                               Weighted                       Weighted                 Weighted
                                           Number              Average             Number     Average      Number      Average
                                         Outstanding           Exercise          Outstanding  Exercise   Outstanding   Exercise
                                         (In 000's)             Price            (In 000's)    Price     (In 000's)     Price
                                         -----------  ---------------------      ----------- ----------- -----------  ----------

Options Outstanding at January 1, 2016..    12,602.1  (Euro)          21.39             41.0 $     27.28     5,398.5  $    47.59
Options granted.........................       594.3  (Euro)          21.52               -- $        --        54.5  $     22.6
Options exercised.......................      (568.2)       (Euro)    14.93               -- $        --      (358.3) $     17.1
Options forfeited, net..................              (Euro)             --               -- $        --          --  $       --
Options expired/reinstated..............    (3,092.0)                  27.8              3.9       26.06        (9.7) $     65.0
                                         -----------                                --------              ----------
Options Outstanding at December 31, 2016     9,536.2  (Euro)          21.02             44.9 $     24.90     5,085.0  $     49.5
                                         ===========  =====================         ======== ===========  ==========  ==========
Aggregate Intrinsic Value/(1)/..........              (Euro)       30,077.2/(2)/             $     252.9                      --
                                                      =====================                  ===========              ==========
Weighted Average Remaining Contractual
  Term (in years).......................         3.1                                    1.89                    2.00
                                         ===========                                ========              ==========
Options Exercisable at December 31, 2016     7,169.4  (Euro)          20.43             44.8 $     24.90     4,700.9  $     47.6
                                         ===========  =====================         ======== ===========  ==========  ==========
Aggregate Intrinsic Value/(1)/..........              (Euro)       26,793.5                  $     252.9                      --
                                                      =====================                  ===========              ==========
Weighted Average Remaining Contractual
  Term (in years).......................        3.74                                    1.89                    2.00
                                         ===========                                ========              ==========

  /(1)/Aggregate intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2016 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   No stock options were exercised in 2016. The intrinsic value related to exercises of stock options during 2015 and 2014 were approximately
   $0.2 million and $3 million respectively, resulting in amounts currently deductible for tax purposes of approximately $0.1 million, and $1 million, respectively, for the periods then ended. In 2015 and 2014, windfall tax benefits of approximately $0.1 million and $1 million, respectively, resulted from exercises of stock option awards.

   At December 31, 2016, AXA Financial held 22,974 AXA ordinary shares in treasury at a weighted average cost of $23.95 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2016, 2015 and 2014, respectively.

                                                  AXA Ordinary Shares          AB Holding Units
                                              --------------------------  -------------------------
                                                2016     2015     2014      2016     2015     2014
                                              -------  -------  --------  -------  -------  -------

Dividend yield...............................    6.49%    6.29%     6.38%     7.1%     7.1%     8.4%
Expected volatility..........................    26.6%   23.68%    29.24%    31.0%    32.1%    48.9%
Risk-free interest rates.....................    0.33%    0.92%     1.54%     1.3%     1.5%     1.5%
Expected life in years.......................     8.1      8.2       8.2      6.0      6.0      6.0
Weighted average fair value per option at
  grant date................................. $  2.06  $  1.73  $   2.89  $  2.75  $  4.13  $  4.78

   As of December 31, 2016, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 3.22 years.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares. Likewise, AB awards restricted AB Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AB Holding units that vest ratably over three years are made to eligible AB employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   AXA Equitable has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2016, 2015 and 2014, respectively, the Company recognized compensation costs of $154 million, $174 million and $171 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for RSUs. At December 31, 2016, approximately 19.2 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2016, approximately $39 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of
   2.6 years.

   The following table summarizes restricted AXA ordinary share activity for 2016. In addition, approximately 84,611 RSUs were granted during 2016 with graded vesting over a 4-year service period.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2016...............     34,010 $    18.43
Granted......................................     13,909 $    22.63
Vested.......................................     11,613 $    23.81
                                              ---------- ----------
Unvested as of December 31, 2016.............     36,306 $    24.46
                                              ========== ==========

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction.

   AXA Shareplan

   2016 AXA SHAREPLAN. In 2016, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2016. Eligible employees could have reserved a share purchase during the reservation period from August 29, 2016 through September 9, 2016 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 17, 2016 through October 19, 2016. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 13, 2016 to the discounted formula subscription price in Euros. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of 15.53 euros/per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.63% formula discounted price of 17.73 euros/per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2016, which is July 1, 2021. All subscriptions became binding and irrevocable on October 19, 2016.

   The Company recognized compensation expense of $14 million, $16 million and $10 million in 2016, 2015 and 2014 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2016, 2015 and 2014 primarily invested under Investment Option B for the purchase of approximately $6 million, $5 million and $5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. On March 16, 2016, AXA ordinary share distributions totaling approximately $4 million were made to active and former AXA Equitable employees in settlement of approximately 0.2 million AXA Miles earned under the terms of the AXA Miles Program 2012.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of AXA Equitable, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AB implemented changes to AB's employee long-term incentive compensation award. AB amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, the Company's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AB engages in open-market purchases of AB Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2016 and 2015, AB purchased
   10.5 million and 8.5 million Holding units for $237 million and $218 million respectively. These amounts reflect open-market purchases of 7.9 million and
   5.8 million Holding units for $176 million and $151 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   During 2016, AB granted to employees and eligible directors 7.0 million restricted AB Holding unit awards (including 6.1 million granted in December for 2016 year-end awards). During 2015, AB granted to employees and eligible directors 7.4 million restricted AB Holding awards (including 7.0 million granted in December 2015 for year-end awards).

   During 2016 and 2015, AB Holding issued 0.4 million and 0.5 million Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $6 million and $9 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued Holding units.

   Effective July 1, 2013, management of AB and AB Holding retired all unallocated Holding units in AB's consolidated rabbi trust. To retire such units, AB delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AB units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AB's and AB Holding's units outstanding decreased by approximately
   13.1 million units. AB and AB Holding intend to retire additional units as AB purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AB units, as was done in December 2013.

   The cost of the 2016 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AB 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and eligible directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued Holding units. As of December 31, 2016, 0.4 million options to buy Holding units had been granted and 51.9 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 7.7 million Holding units were available for grant as of December 31, 2016.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                 2016       2015       2014
                                              ----------  -------  -----------
                                                        (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $     (274) $   (19) $      (552)
  Deferred (expense) benefit.................        387     (167)      (1,143)
                                              ----------  -------  -----------
Total........................................ $      113  $  (186) $    (1,695)
                                              ==========  =======  ===========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2016      2015       2014
                                              ---------  -------  -----------
                                                       (IN MILLIONS)

Expected income tax (expense) benefit........ $    (152) $  (578) $    (2,140)
Noncontrolling interest......................       135      124          119
Separate Accounts investment activity........       160      181          116
Non-taxable investment income (loss).........        15        8           12
Tax audit interest...........................       (22)       1           (6)
State income taxes...........................        (8)       1           (4)
AB Federal and foreign taxes.................       (15)       2            4
Tax settlement...............................        --       77          212
Other........................................        --       (2)          (8)
                                              ---------  -------  -----------
Income tax (expense) benefit................. $     113  $  (186) $    (1,695)
                                              =========  =======  ===========

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   In second quarter 2014, the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

   In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS' previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction ("DRD"). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   As of December 31, 2016 and 2015, the Company had a current tax liability of $218 million and $592 million respectively.

   The components of the net deferred income taxes are as follows:

                                                DECEMBER 31, 2016     December 31, 2015
                                              --------------------- ---------------------
                                               ASSETS   LIABILITIES  Assets   Liabilities
                                              --------- ----------- --------- -----------
                                                             (IN MILLIONS)

Compensation and related benefits............ $      88   $      -- $      93   $      --
Reserves and reinsurance.....................        --       1,786        --       1,740
DAC..........................................        --       1,197        --       1,253
Unrealized investment gains or losses........        --          23        --         134
Investments..................................        --       1,062        --       1,437
Net operating losses and credits.............       394          --       424          --
Other........................................         5          --        --          25
                                              ---------   --------- ---------   ---------
Total........................................ $     487   $   4,068 $     517   $   4,589
                                              =========   ========= =========   =========

   As of December 31, 2016, the Company had $394 million of AMT credits which do not expire.

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2016, $195 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately
   $79 million would need to be provided if such earnings were remitted.

   At December 31, 2016 and 2015, of the total amount of unrecognized tax benefits $394 million and $344 million, respectively, would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2016 and 2015 were $67 million and $52 million, respectively. For 2016, 2015 and 2014, respectively, there were $15 million, $(25) million and $(43) million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                               2016     2015     2014
                                              ------- -------  -------
                                                    (IN MILLIONS)

Balance at January 1,........................ $   418 $   475  $   592
Additions for tax positions of prior years...      39      44       56
Reductions for tax positions of prior years..      --    (101)    (181)
Additions for tax positions of current year..      --      --        8
                                              ------- -------  -------
Balance at December 31,...................... $   457 $   418  $   475
                                              ======= =======  =======

   During the second quarter of 2015, the Company reached a settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns. In 2015, the IRS commenced their examination of the 2008 and 2009 tax years, with prior years no longer subject to examination. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                    DECEMBER 31,
                                                             --------------------------
                                                               2016     2015     2014
                                                             -------  -------  --------
                                                                    (IN MILLIONS)

Unrealized gains (losses) on investments.................... $    44  $   261  $  1,142
Foreign currency translation adjustments....................     (77)     (59)      (34)
Defined benefit pension plans...............................     (46)     (43)     (811)
                                                             -------  -------  --------
Total accumulated other comprehensive income (loss).........     (79)     159       297
                                                             -------  -------  --------
Less: Accumulated other comprehensive (income) loss
  attributable to noncontrolling interest...................      86       69        54
                                                             -------  -------  --------
Accumulated Other Comprehensive Income (Loss) Attributable
  to AXA Equitable.......................................... $     7  $   228  $    351
                                                             =======  =======  ========

   Immediately preceding the Assumption Transaction, the AXA Equitable QP had approximately $1,193 million unrecognized net actuarial losses in AOCI that were transferred to AXA Financial, resulting in an increase in AOCI and a decrease in additional paid in capital of $1,193 million ($772 million net of tax), the net impact to AXA Equitable's consolidated Shareholder's Equity was $0 million.

   The components of OCI for the past three years, net of tax, follow:

                                                                                 2016      2015      2014
                                                                               --------  --------  -------
                                                                                      (IN MILLIONS)

Foreign currency translation adjustments:
  Foreign currency translation gains (losses) arising during the period....... $    (18) $    (25) $   (21)
  (Gains) losses reclassified into net earnings (loss) during the period......       --        --       --
                                                                               --------  --------  -------
  Foreign currency translation adjustment.....................................      (18)      (25)     (21)
                                                                               --------  --------  -------
Change in net unrealized gains (losses) on investments:
  Net unrealized gains (losses) arising during the year.......................     (160)   (1,020)   1,043
  (Gains) losses reclassified into net earnings (loss) during the year/(1)/...        2        12       37
                                                                               --------  --------  -------
Net unrealized gains (losses) on investments..................................     (158)   (1,008)   1,080
Adjustments for policyholders liabilities, DAC, insurance liability loss
  recognition and other.......................................................      (59)      127     (111)
                                                                               --------  --------  -------
Change in unrealized gains (losses), net of adjustments and (net of deferred
  income tax expense (benefit) of $(96), $(480) and $529).....................     (217)     (881)     969
                                                                               --------  --------  -------
Change in defined benefit plans:
  Net gain (loss) arising during the year.....................................       --        --      (95)
  Prior service cost arising during the year..................................       --        --       --
   Less: reclassification adjustments to net earnings (loss) for:/(2)/........
     Amortization of net (gains) losses included in net periodic cost.........       (3)       (4)      72
     Amortization of net prior service credit included in net periodic cost...       --        --       --
                                                                               --------  --------  -------
Change in defined benefit plans (net of deferred income tax expense (benefit)
  of $0, $(2) and $(15))......................................................       (3)       (4)     (23)
                                                                               --------  --------  -------
Total other comprehensive income (loss), net of income taxes..................     (238)     (910)     925
Less: Other comprehensive (income) loss attributable to noncontrolling
  interest....................................................................       17        15       29
                                                                               --------  --------  -------
Other Comprehensive Income (Loss) Attributable to AXA Equitable............... $   (221) $   (895) $   954
                                                                               ========  ========  =======

   /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(1) million, $(6) million and $(19) million for 2016, 2015 and 2014, respectively.
   /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 12). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $2 million and $(39) million for 2016, 2015 and 2014, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2017 and the four successive years are $218 million, $207 million, $194 million, $168 million, $159 million and $446 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2017 and the four successive years is $32 million, $33 million, $32 million, $16 million, $14 million and $44 million thereafter.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral, AXA Equitable has purchased FHLBNY stock of $109 million and pledged collateral with a carrying value of $3,885 million, as of December 31, 2016. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes AXA Equitable's activity of funding agreements with the FHLBNY.

                                               Outstanding
                                              balance at end      Maturity of        Issued during Repaid during
                                                 of year       Outstanding balance     the Year      the year
                                              --------------- ---------------------- ------------- -------------
December 31, 2016:                                                      (In Millions)
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $       6,000
Long-term FHLBNY funding agreements.......... $            58 less than 4 years      $          58 $          --
                                              $           862 Less than 5 years      $         862 $          --
                                              $           818 great than five years  $         818 $          --
                                              ---------------                        ------------- -------------
Total long term funding agreements........... $         1,738                        $       1,738 $          --
                                              ---------------                        ------------- -------------
Total FHLBNY funding agreements at
  December 31, 2016.......................... $         2,238                        $       7,738 $       6,000
                                              ===============                        ============= =============
December 31, 2015:
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $       6,000

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2016, 2015 and 2014, respectively, AXA Equitable recorded $21 million, $3 million and $42 million pre-tax charges related to severance and lease costs. The amounts recorded in 2014 included pre-tax charges of $25 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                   DECEMBER 31,
                                              ---------------------
                                                2016    2015   2014
                                              -------  -----  -----
                                                  (IN MILLIONS)

Balance, beginning of year................... $    89  $ 113  $ 122
Additions....................................      35     10     21
Cash payments................................     (18)   (32)   (24)
Other reductions.............................      --     (2)    (6)
                                              -------  -----  -----
Balance, End of Year......................... $   106  $  89  $ 113
                                              =======  =====  =====

   In an effort to further reduce its global real estate footprint, AB completed a comprehensive review of its worldwide office locations and began implementing a global space consolidation plan in 2012. This resulted in the sublease of office space primarily in New York as well as offices in England, Australia and various U.S. locations. In 2016, AB recorded new real estate charges of $18 million, resulting from new charges of $23 million relating to the further consolidation of office space at AB's New York offices, offset by changes in estimates related to previously recorded real estate charges of $5 million, which reflects the shortening of the lease term of AB's corporate headquarters from 2029 to 2024. Real estate charges are recorded in Other operating costs and expenses in the Company's consolidated Statements of earnings (loss).

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2016, these arrangements include commitments by the Company to provide equity financing of $697 million (including $249 million with affiliates) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2016. The Company had $883 million of commitments under existing mortgage loan agreements at December 31, 2016.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $425 million for the four of SCB LLC's four uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $366 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2009, AB entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2016 AB had funded $34 million of this commitment.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2016, AB had funded $21 million of this commitment.

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2016, AB had funded $6 million of this commitment.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)LITIGATION

   INSURANCE LITIGATION

   In July 2011, a derivative action was filed in the United States District Court of the District of New Jersey entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("Sivolella Litigation") and a substantially similar action was filed in January 2013 entitled Sanford ET AL. v. AX Equitable FMG ("Sanford Litigation"). These lawsuits were filed on behalf of a total of twelve mutual funds and, among other things, seek recovery under (i) Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") for investment management services and administrative services and (ii) a variety of other theories including unjust enrichment. The Sivolella Litigation and the Sanford Litigation were consolidated and a 25-day trial commenced in January 2016 and concluded in February 2016. In August 2016, the Court issued its decision in favor of AXA Equitable and AXA Equitable FMG, finding that the Plaintiffs had failed to meet their burden to demonstrate that AXA Equitable and AXA Equitable FMG breached their fiduciary duty in violation of Section 36(b) of the Investment Company Act or show any actual damages. In September 2016, the Plaintiffs filed a motion to amend the District Court's trial opinion and to amend or make new findings of fact and/or conclusions of law. In December 2016, the Court issued an order denying the motion to amend and Plaintiffs filed a notice to appeal the District Court's decision to the U.S. Court of Appeals for the Third Circuit.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, now entitled Ross v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under
   Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In April 2015, a second action in the United States District Court for the Southern District of New York was filed on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief as the Ross action. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as the Ross litigation. In December 2015, the Second Circuit denied the plaintiffs motion to consolidate their appeals but ordered that the appeals be heard together before a single panel of judges. In February 2017, the Second Circuit affirmed the decisions of the district court in favor of AXA Equitable.

   In November 2014, a lawsuit was filed in the Superior Court of New Jersey, Camden County entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all AXA Equitable variable life insurance policyholders who allocated funds from their policy accounts to investments in AXA Equitable's separate accounts, which were subsequently subjected to volatility-management strategy, and who suffered injury as a result thereof. The action asserts that AXA Equitable breached its variable life insurance contracts by implementing the volatility management strategy. In February 2016, the Court dismissed the complaint. In March 2016, the Plaintiff filed a notice of appeal. In August 2015, another lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all other similarly situated
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable which subsequently became subject to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of UL policies subject to AXA Equitable's cost of insurance ("COI") increase. In early 2016, AXA Equitable raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. The current complaint alleges a claim for breach of contract and a claim that the AXA Equitable made misrepresentations in violation of Section 4226 of the New York Insurance Law ("Section 4226"). Plaintiff seeks (a) with respect to its breach of contract claim, compensatory damages, costs, and, pre- and post-judgment interest, and
   (b) with respect to its claim concerning Section 4226, a penalty in the amount of premiums paid by the Plaintiff and the putative class. AXA Equitable's response to the complaint was filed in February 2017. Additionally, a separate putative class action and five individual actions challenging the COI increase have been filed against AXA Equitable.

   ALLIANCEBERNSTEIN LITIGATION

   During the first quarter of 2012, AB received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Electronics UK Limited ("Philips"), a former pension fund client, alleging that AB Limited (one of AB's subsidiaries organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to the initial investment in, and management of, a (Pounds)500 million portfolio of U.S. mortgage-backed securities. Philips has alleged damages ranging between $177 million and $234 million, plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form ("Claim") in the High Court of Justice in London, England, which formally commenced litigation with respect to the allegations in the Letter of Claim. By agreement dated November 26, 2016, the terms of which are confidential, this matter was settled. AB's contribution to the settlement amount was paid by AB's relevant insurance carriers.

           ---------------------------------------------------------

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

   In addition to the matters described above, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. In addition, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against businesses in the jurisdictions in which AXA Equitable and its subsidiaries do business, including actions and proceedings related to alleged discrimination, alleged breaches of fiduciary duties in connection with qualified pension plans and other general business-related matters. Some of the matters have resulted in the award of substantial fines and judgments, including material amounts of punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,185 million during 2017. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2016, 2015 and 2014, respectively, AXA Equitable's statutory net income (loss) totaled $679 million, $2,038 million and $1,664 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,278 million and $5,895 million at December 31, 2016 and 2015, respectively. In 2016, AXA Equitable paid $1,050 million in shareholder dividends. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS. In 2014, AXA Equitable paid $382 million in shareholder dividends.

   At December 31, 2016, AXA Equitable, in accordance with various government and state regulations, had $57 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity. In 2014, AXA Equitable, with the approval of the NYDFS, repaid at par value plus accrued interest of $825 million of outstanding surplus notes to AXA Financial.

   At December 31, 2016 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2016. The NYDFS is completing its periodic statutory examinations of the books, records and accounts of AXA Equitable for the years 2011 through 2015, but has not yet issued its final report.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2016        2015         2014
                                              ----------  ----------  -----------
                                                         (IN MILLIONS)
SEGMENT REVENUES:
Insurance/(1)/............................... $    6,703  $    6,822  $    12,656
Investment Management/(2)/...................      3,029       3,025        3,011
Consolidation/elimination....................        (27)        (28)         (27)
                                              ----------  ----------  -----------
Total Revenues............................... $    9,705  $    9,819  $    15,640
                                              ==========  ==========  ===========

  /(1)/Includes investment expenses charged by AB of approximately $50 million, $45 million and $40 million for 2016, 2015 and 2014, respectively, for services provided to the Company.
  /(2)/Intersegment investment advisory and other fees of approximately
       $77 million, $73 million and $67 million for 2016, 2015 and 2014, respectively, are included in total revenues of the Investment Management segment.

                                                 2016       2015        2014
                                              ---------  ----------  ----------
                                                        (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM OPERATIONS,
BEFORE INCOME TAXES:
Insurance.................................... $    (274) $    1,033  $    5,512
Investment Management/(1)/...................       706         618         603
Consolidation/elimination....................        (1)         (1)         --
                                              ---------  ----------  ----------
Total Earnings (Loss) from Operations,
  before Income Taxes........................ $     431  $    1,650  $    6,115
                                              =========  ==========  ==========

  /(1)/Net of interest expenses incurred on securities borrowed.

                                                   DECEMBER 31,
                                              ----------------------
                                                 2016        2015
                                              ----------  ----------
                                                   (IN MILLIONS)
SEGMENT ASSETS:
Insurance.................................... $  190,628  $  182,738
Investment Management/(1)/...................     13,139      11,895
Consolidation/elimination....................         (3)         (7)
                                              ----------  ----------
Total Assets................................. $  203,764  $  194,626
                                              ==========  ==========

  /(1)/In accordance with SEC regulations, the Investment Management segment includes securities with a fair value of $893 million and $460 million which have been segregated in a special reserve bank custody account at December 31, 2016 and 2015, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act. They also include cash held in several special bank accounts for the exclusive benefit of customers. As of December 31, 2016 and December 31, 2015, $53 million and $55 million, respectively, of cash were segregated in these bank accounts.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2016 and 2015 are summarized below:

                                                             THREE MONTHS ENDED
                                              ------------------------------------------------
                                               MARCH 31    JUNE 30   SEPTEMBER 30  DECEMBER 31
                                              ---------- ----------  ------------ ------------
                                                                (IN MILLIONS)
2016
Total Revenues............................... $    5,034 $    4,297   $     2,216 $     (1,842)
                                              ========== ==========   =========== ============
Total benefits and other deductions.......... $    2,580 $    2,721   $     2,246 $      1,727
                                              ========== ==========   =========== ============
Net earnings (loss).......................... $    1,720 $    1,061   $        22 $     (2,259)
                                              ========== ==========   =========== ============

2015
Total Revenues............................... $    3,567 $      220   $     5,714 $        318
                                              ========== ==========   =========== ============
Total benefits and other deductions.......... $    2,437 $    1,973   $     2,375 $      1,384
                                              ========== ==========   =========== ============
Net earnings (loss).......................... $      854 $   (1,025)  $     2,275 $       (640)
                                              ========== ==========   =========== ============

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statements of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     Board of Directors Resolutions.

                (a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Exhibit No. 1(a) to Registration Statement File No. 2-30070, originally filed on October 27, 1987, refiled electronically on July 10, 1998.

                (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, incorporated herein by reference to Exhibit No. 1(b) to Registration Statement File No. 2-30070 on Form N-4, originally filed on
                       April 24, 1995, refiled electronically on July 10, 1998.

         2.     Custodial Agreements. Not applicable.

         3.     Underwriting Contracts.

                (a) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

                (a)(i) First Amendment dated as of January 1, 2001 to the
                       Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

                (a)(ii)Second Amendment dated as of January 1, 2012 to the
                       Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (a)(iii)Third Amendment dated as of November 1, 2014 to the
                       Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) on April 19, 2016.

                (b) Distribution Agreement dated January 1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries previously filed with this Registration Statement
                       (File No. 333-81393) on April 19, 2001.

                (c) Transition Agreement dated January 1, 2000 for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States previously filed with this Registration Statement
                       (File No. 333-81393) on April 19, 2001.

                (d) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

                (d)(i) First Amendment dated as of January 1, 2003 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

                (d)(ii)Second Amendment dated as of January 1, 2004 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

               (d)(iii)Third Amendment dated as of July 19, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(iv)Fourth Amendment dated as of November 1, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(v) Fifth Amendment dated as of November 1, 2006, to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

                (d)(vi)Sixth Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

               (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(r), filed on April 20, 2009.

              (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(s), filed on April 20, 2009.

                (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4
                       (File No. 333-05593) filed on
                        April 24, 2012.

                (d)(x) Tenth Amendment dated as of November 1, 2013, to General
                       Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

                (d)(xi)Eleventh Amendment dated as of November 1, 2013, to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

               (d)(xii)Twelfth Amendment dated as of November 1, 2013, to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

              (d)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

               (d)(xiv)Fourteenth Amendment dated as of August 1, 2015 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

                (d)(xv)Sixteenth Amendment dated as of May 1, 2016 to General
                       Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 18, 2017.

                (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration
                       Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incoporated herein by reference to Exhibit No. 3.(j) to Registration Statement
                       (File No. 333-05593) on Form N-4, filed
                       on April 20, 2005.

         4.   Contracts. (Including Riders and Endorsements)

                (a) Form of Group Annuity Contract No. 1050-94IC, incorporated herein by reference to Exhibit No. 4(f) to Registration Statement No. 2-30070 originally filed on April 24, 1995, refiled electronically on July 10, 1998.

                (b) Forms of Group Annuity Certificate Nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit No. 4(g) to Registration Statement No. 2-30070 originally filed on April 24, 1995, refiled electronically on July 10, 1998.

                (c) Forms of Endorsement nos. 94ENIRAI, 94 ENNQI and 94ENMVAI to contract no. 1050-94IC, incorporated herein by reference to Exhibit No. 4(h) to Registration Statement No. 2-30070 originally filed on April 24, 1995, refiled electronically on July 10, 1998.

                (d) Form of Supplementary Contract No. SC96MDSB, incorporated herein by reference to Exhibit No. 4(j) to Registration Statement No. 2-30070 filed on April 26, 1996.

                (e) Form of Endorsement for Standard Roth IRA Certificates, incorporated herein by reference to Exhibit 4(n) to Registration Statement on Form N-4. File No. 2-30070 filed June 9, 1998.

                (f) Form of Endorsement (No. 98ENIRAI) Applicable to IRA Certificates, incorporated herein by reference to Exhibit No. 4(q) to Registration Statement File No. 2-30070, filed May 4, 1999.

                (g) Form of EQUI-VEST Express Data Pages, Form No. 94ICA/(EQV EXP.)(8/99), previously filed with this Registration Statement File No. 333-81393 on June 23, 1999.

                (h) Form of Beneficiary Continuation Option endorsement (Form No. 2000 ENIRA-BCO) to be used with certain certificates previously filed with this Registration Statement File No. 333-81393 on April 26, 2000.

                (i) Form of Endorsement (No. 2001ENJONQ) applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 333-81393 on April 19, 2001.

                (j) Form of data pages for IRA Takeover Beneficiary Continuation Option, Form No. 2002IRATOBCO-EV, previously filed with this Registration Statement File No. 333-81393 on April 17, 2003.

                (k) Form of Endorsement for traditional IRA Takeover Beneficiary Continuation Option, Form No. 2002IRATOBCO, previously filed with this Registration Statement File No. 333-81393 on April 17, 2003.

                (l) Form of Endorsement for Roth IRA Takeover Beneficiary Continuation Option, Form No. 2002IRATOBCO, previously filed with this Registration Statement File
                       No. 333-81393 on April 17, 2003.

                (m) Form of Endorsement Applicable to Non-Qualified (in-force) Contract/Certificates with Beneficiary Continuation Option, Form No. 2002NQBCO, previously filed with this Registration Statement File No. 333-81393 on April 17, 2003.

                (n) Form of Endorsement for 403(b) arrangement TSA Roth Elective Deferral incorporated herein by reference to
                       Exhibit 4.(w)(w) to Registration Statement on Form N-4, (File No. 2-30070) filed on April 21, 2006.

                (o) 2006 Form of Conversion Endorsement to EQUI-VEST At Retirement is incorporated herein by reference to
                       Exhibit 4.(x)(x) to the Registration Statement on Form N-4 (File No. 2-30070), filed on April 24, 2007.

                (p) Form of Flexible Premium Fixed and Variable Deferred Annuity Certificate (Form 2007EVBASEGA), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (q) Form of Flexible Premium Fixed and Variable Deferred Annuity Contract (Form 2007EVBASEA), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (r) Form of Endorsement for Charitable Remainder Trusts (Form 2007CRT), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (s) Form of Endorsement Applicable to Death Benefits (Civil Union Status) (Form 2008CU), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (t) Form of Roth Conversion Rider (Form 2007ROTHCV), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (u) Form of Data Pages for Group Certificate (Form 2007DP701), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (v) Form of Data Pages for Individual Contract (Form 2007DP701), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (w) Form of Guaranteed Death Benefit Rider (Form 2007GDB), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (x) Form of Endorsement Applicable to Inherited IRA Contracts (Form 2007INHIRA), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (y) Form of Endorsement Applicable to Inherited Roth IRA Contracts (Form 2007INHROTHIRA), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (z) Form of Endorsement Applicable to IRA Contracts (Form 2007IRA), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (a)(a) Form of Endorsement Applicable to Roth IRA Contracts
                       (Form 2007ROTHIRA), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (a)(b) Form of Endorsement Applicable to Non-Qualified
                       Contracts (Form 2007NQ), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (a)(c) Form of Endorsement Applicable to Non-Qualified
                       Contracts for Joint Owners (Form 2007ENJONQ), previously filed with this registration statement File
                       No. 333-81393 on April 21, 2008.

         5.   Applications.

                (a) Forms of EQUI-VEST Tax Deferred Variable Individual Annuity Application Form #180-1009 previously filed with this Registration Statement File No. 333-81393 on
                       June 23, 1999.

                (b) Form of Application for EQUI-VEST Takeover Beneficiary Continuation Option, Form No. 180-3000 BCO, previously filed with this Registration Statement File
                       No. 333-81393 on April 17, 2003.

                (c) Form of EQUI-VEST Deferred Variable Annuity Application for Inherited IRA Contracts (Form 180-3801 BCO), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (d) Form of EQUI-VEST Deferred Variable Annuity Application for IRA and NQ Contracts (Form 180-3800), previously filed with this registration statement File
                       No. 333-81393 on April 21, 2008.

         6.     Depositor's Certificate of Incorporation and By-Laws.

                (a) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 24, 2012.

                (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File
                       No. 333-05593), filed on April 20, 2006.

         7.     Reinsurance Contracts. Not applicable.

                Form of Reinsurance Agreement between Reinsurance Company and The Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 333-81393 on April 19, 2001.

         8.     Participation Agreements.

                (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.
                (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

                (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

               (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

                (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

               (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

              (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

                (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

                (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

                (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

               (a)(xii)Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

               (a)(xiv)Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

               (a)(xvi)Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

              (a)(b)(i)Second Amended and Restated Participation Agreement
                       among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second
                       Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

            (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the
                       Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment
                       No. 3"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

              (a)(b)(v)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                       No. 4"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

             (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment
                       No. 5"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

            (a)(b)(vii)Amendment No. 6, dated as of April 30, 2015 ("Amendment
                       No. 6"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

           (a)(b)(viii)Amendment No. 7 dated as of December 21, 2015
                       ("Amendment No. 7"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on February 11, 2016.

             (a)(b)(ix)Amendment No. 8 dated as of December 9, 2016 ("Amendment
                       No. 8"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on January 31, 2017.

                (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

                (b)(i) Amendment No. 1, dated as of August 1, 2003 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

                (b)(ii)Amendment No. 2, dated as of May 1, 2006 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

               (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

                (b)(iv)Amended and Restated Participation Agreement among the
                       Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

                (b)(v) Amendment No. 1 dated as of October 21, 2013, to the
                       Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

                (b)(vi)Amendment No. 2, dated as of April 18, 2014 ("Amendment
                       No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

               (b)(vii)Amendment No. 3, dated as of July 8, 2014 ("Amendment
                       No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(viii)Amendment No. 4, dated as of December 10, 2014
                       ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

                (b)(ix)Amendment No. 5 dated as of September 26, 2015
                       ("Amendment No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on January 31, 2017.

                (c) Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (c)(i) Amendment No. 1 effective October 15, 2009 among AIM
                       Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

                (c)(ii)Amendment No. 2, dated as of April 19, 2010, to the
                       Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

               (c)(iii)Amendment No. 3, dated as of April 19, 2010, to the
                       Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

                (c)(iv)Amendment No. 4, effective May 1, 2012, to the
                       Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (c)(v) Amendment No. 5, dated as of October 1, 2014, to the
                       Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202149) filed on February 18, 2015.

                (d) Amended and Restated Participation Agreement dated April 16, 2010 among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, incorporated herein by reference to the Registration Statement on Form N-4 (File
                       No. 2-30070) filed on April 24, 2012.

                (e) Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (f) Fund Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (f)(i) Amendment No. 1 dated April 1, 2010 to the Participation
                       Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (f)(ii)Amendment No. 2 dated May 1, 2012 to the Participation
                       Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

               (f)(iii)Amendment No. 3 dated September 5, 2013 to the
                       Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (f)(iv)Amendment No. 4 dated October 14, 2013 to the
                       Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (f)(v) Amendment No. 5 dated October 1, 2016 to the
                       Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (g) Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (h) Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Masssachusetts Financial Service Company, dated July 18, 2002, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (i) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to the Registration Statement on Form N-4 (File
                       No. 333-178750) filed on December 23, 2011.

                (i)(i) Amendment No. 1 dated October 13, 2009 to the
                       Participation Agreement, (the "Agreement") dated
                       August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

               (i)(iii)Participation Agreement dated October 1, 2013 among Van
                       Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (i)(iv)Amendment No. 1 dated October 28, 2016 to the
                       Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (j) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

         9.     Legal Opinion.

                Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

         10.    Other Opinions.

                (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Omitted Financial Statements. Not applicable.

         12.    Initial Capital Agreements. Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Buberl                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Paul J. Evans                  Director
AXA UK
5 Old Broad Street
London, England EC2N 1AD

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Ramon de Oliveira              Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

Lorie A. Slutsky               Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director and General Counsel

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Senior Executive Director and Chief Human
                               Resources Officer

*Joshua E. Braverman           Senior Executive Director, Chief Investment
                               Officer and Treasurer

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Senior Executive Director and Chief Information
                               Officer

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*Brian Winikoff                Senior Executive Director and Head of U.S.
                               Life, Retirement and Wealth Management

*Andrienne Johnson             Senior Executive Director and Chief
                               Transformation Officer

*Kevin Molloy                  Senior Executive Director

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Karen Field Hazin             Lead Director, Secretary and Associate General
                               Counsel

*Naomi J. Weinstein            Lead Director

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

                 Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly-owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

                 AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                 (a) The 2015 AXA Group Organizational Charts are incorporated herein by reference to Exhibit 26(a) to Registration Statement
(File No. 333-207015) on Form N-6 filed December 23, 2015.

                 (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q1-2017 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 2-30070) on Form N-4 filed April 18, 2017.

Item 27. Number of Contractowners

         As of March 31, 2017, there were 19,584 Qualified Contract Owners and 2,067 Non-Qualified Contract Owners of the EQUI-VEST Express contract offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

         7.4    Indemnification of Directors, Officers and Employees.

                         (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                              (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                              (ii) any person made or threatened to be made a
                                   party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                              (iii)the related expenses of any such person in
                                   any of said categories may be advanced by the Company.

                         (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss 721-726; Insurance Law ss.1216)

         The directors and officers of AXA Equitable are insured under policies issued by X. L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

         (c)    Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49, 70 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust,and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Brian Winikoff                    Director

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment and Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Chief
                                   Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President and Chief Financial Planning
                                   Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Kevin Molloy                      Senior Vice President

*Nicholas J. Gismondi              Vice President and Controller

*Kadeidre Screen                   Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 -------------------------------------------

*Brian Winikoff                    Director, Chairman of the Board, Chief
                                   Executive Officer and Chief Retirement
                                   Savings Officer

*Kevin Molloy                      Senior Vice President and Director

*Ronald Herrmann                   Senior Vice President and Director

*Herve Balzano                     Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Kathryn Ferrero                   Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Windy Lawrence                    Senior Vice President

*Graham Day                        Senior Vice President

*Trey Reynolds                     Senior Vice President

*David Veale                       Senior Vice President

*Alfred D'Urso                     Vice President and Chief Compliance Officer

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Nicholas D. Huth                  Senior Vice President and General Counsel

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Francesca Divone                  Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at Vantage Computer System, Inc., 301
W. 11th Street, Kansas City, MO 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Contracts.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 18th day of April, 2017.

                                 SEPARATE ACCOUNT A OF
                                 AXA EQUITABLE LIFE INSURANCE COMPANY
                                                  (Registrant)

                                 By:  AXA Equitable Life Insurance Company
                                                  (Depositor)

                                 By:  /s/ Shane Daly
                                      ------------------------------------------
                                      Shane Daly
                                      Vice President and Associate General
                                      Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 18th day of April, 2017.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Barbara Fallon-Walsh      Mark Pearson
Daniel G. Kaye            Bertram L. Scott
Kristi A. Matus           Lorie A. Slutsky
Ramon de Oliveira         Richard C. Vaughan

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      April 18, 2017

                                 EXHIBIT INDEX

EXHIBIT NO.                                                     TAG VALUE
-----------                                                     ---------

  9          Opinion and Consent of Counsel                     EX-99.9

  10(a)      Consent of PricewaterhouseCoopers LLP              EX-99.10a

  10(b)      Powers of Attorney                                 EX-99.10b